AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds (7.3%):
Capital Markets (0.5%):
$2,250,000	National Securities Clearing Corp., 0.75%, 12/7/25, Callable 11/7/25 @ 100	$ 2,190,533

Consumer Finance (0.1%):
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	237,734
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	315,864

		553,598

Diversified Financial Services (0.8%):
2,400,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	2,854,920
500,000	Berkshire Hathaway, Inc., 0.75%, 3/16/23, Callable 12/16/22 @ 100	595,871

		3,450,791

Food & Staples Retailing (0.3%):
1,000,000	Walmart, Inc., 1.90%, 4/8/22, Callable 1/8/22 @ 100	1,193,290

Household Products (1.3%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,687,826

Independent Power and Renewable Electricity Producers (0.2%):
500,000	Tennessee Valley Authority, 5.35%, 6/7/21	695,684

Industrial Conglomerates (0.6%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,178,953
200,000	3M Co., Series E, 0.95%, 5/15/23	240,640

		2,419,593

Pharmaceuticals (2.1%):
750,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	883,614
2,200,000	Merck & Co., Inc., 0.75%, 2/24/26, Callable 1/24/26 @ 100^	2,164,602
4,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	5,328,706
700,000	Roche Holdings, Inc., 0.99%, 3/5/26, Callable 2/5/26 @ 100(a)	693,500

		9,070,422

Technology Hardware, Storage & Peripherals (1.4%):
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,395,422
1,600,000	Apple, Inc., 0.70%, 2/8/26, Callable 1/8/26 @ 100	1,566,118
1,701,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	1,854,723

		5,816,263

Total Corporate Bonds (Cost $31,134,782)		31,078,000

Foreign Bonds (61.9%):
Banks (23.6%):
500,000	Australia & New Zealand Banking Group, Ltd., 1.14% (BBSW3M+113bps), 8/16/21, MTN+	381,144

Contracts, Shares, Notional Amount or Principal Amount		Value
Foreign Bonds, continued
Banks, continued
$500,000	Australia & New Zealand Banking Group, Ltd., 0.89% (BBSW3M+88bps), 2/8/22, MTN+	$ 382,221
500,000	Australia & New Zealand Banking Group, Ltd., 1.04% (BBSW3M+100bps), 3/7/22, MTN+	382,836
500,000	Australia & New Zealand Banking Group, Ltd., 0.80% (BBSW3M+77bps), 8/29/24, MTN+	385,865
4,500,000	Australia & New Zealand Banking Group, Ltd., 0.77% (BBSW3M+76bps), 1/16/25, MTN+	3,472,521
1,000,000	Bank of Montreal, 0.81% (BBSW3M+77bps), 9/7/21, MTN+	761,549
2,000,000	Bank of Montreal, 1.61%, 10/28/21+	1,603,788
500,000	Bank of Montreal, 0.25%, 11/17/21, MTN+	588,941
2,000,000	Bank of Montreal, 1.03% (BBSW3M+99bps), 9/7/23, MTN+	1,542,963
500,000	Bank of Nova Scotia, 0.38%, 4/6/22, MTN+	590,624
14,000,000	Bank of Nova Scotia (The), 1.90%, 12/2/21+	11,261,616
11,800,000	Canadian Imperial Bank of Commerce, 2.90%, 9/14/21+	9,500,479
450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	538,010
1,500,000	Commonwealth Bank of Australia, 2.90%, 7/12/21, MTN+	1,147,465
1,200,000	Commonwealth Bank of Australia, 2.75%, 8/16/21+	919,859
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,185,844
1,000,000	Commonwealth Bank of Australia, 0.89% (BBSW3M+88bps), 7/25/22, MTN+	766,993
2,948,000	Cooperatieve Rabobank UA, Series G, 4.00%, 1/11/22, MTN+	3,576,171
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	2,971,396
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,489,654
1,000,000	DBS Bank, Ltd./Australia, 0.67% (BBSW3M+63bps), 9/13/22, MTN+	763,979
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,507,862
2,000,000	DNB Bank ASA, 0.21% (EUR003M+75bps), 7/25/22, MTN+	2,366,365
500,000	Euroclear Bank SA, 0.25%, 9/7/22, MTN+	591,029
4,500,000	Kreditanstalt fuer Wiederaufbau, 1.63%, 4/3/24, MTN+	535,196
4,000,000	Kreditanstalt fuer Wiederaufbau, 0.75%, 2/19/26+	3,113,143

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Foreign Bonds, continued
Banks, continued
$500,000	National Australia Bank, Ltd., 3.00%, 5/12/21, MTN+	$380,779
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,555,176
500,000	National Australia Bank, Ltd., 0.92% (BBSW3M+90bps), 7/5/22, MTN+	383,417
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	592,348
1,000,000	National Australia Bank, Ltd., 0.81% (BBSW3M+80bps), 2/10/23, MTN+	768,208
3,000,000	National Australia Bank, Ltd., 0.96% (BBSW3M+93bps), 9/26/23, MTN+	2,318,067
2,000,000	National Australia Bank, Ltd., 0.78% (BBSW3M+77bps), 1/21/25, MTN+	1,544,011
4,000,000	Nordic Investment Bank, 1.88%, 4/10/24, MTN+	479,038
420,000	Royal Bank of Canada, 1.65%, 7/15/21+	335,589
4,000,000	Royal Bank of Canada, 1.58%, 9/13/21+	3,202,292
3,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	2,987,739
1,300,000	Royal Bank of Canada, 2.00%, 3/21/22+	1,050,574
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,659,583
4,400,000	State of North Rhine-Westphalia Germany, 0.10% (BP0003M+6bps), 10/29/21, MTN+	6,062,888
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,735,822
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,221,972
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,323,080
600,000	Toronto-Dominion Bank (The), 1.02% (BBSW3M+100bps), 7/10/24+	462,707
7,200,000	Toronto-Dominion Bank (The), 1.13%, 12/9/25+	5,614,281
2,500,000	United Overseas Bank, Ltd./Sydney, 0.54% (BBSW3M+53bps), 7/25/22, MTN+	1,906,612
1,500,000	Westpac Banking Corp., 3.10%, 6/3/21, MTN+	1,144,473
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	353,769
500,000	Westpac Banking Corp., 1.12% (BBSW3M+111bps), 2/7/22, MTN+	382,981
1,000,000	Westpac Banking Corp., 0.96% (BBSW3M+95bps), 11/16/23, MTN+	773,813
3,500,000	Westpac Banking Corp., 1.15% (BBSW3M+114bps), 4/24/24, MTN+	2,728,093

Contracts, Shares, Notional Amount or Principal Amount		Value
Foreign Bonds, continued
Banks, continued
$2,000,000	Westpac Banking Corp., 0.89% (BBSW3M+88bps), 8/16/24, MTN+	$1,548,719

		99,843,544

Capital Markets (2.8%):
2,000,000	Canada Housing Trust No 1, 0.54% (CDOR03+10bps), 9/15/22+(a)	1,599,315
6,000,000	Canada Housing Trust No 1, 0.38% (CDOR03-(6)bps), 9/15/23+(a)	4,796,132
2,000,000	Canada Housing Trust No 1, 0.39% (CD0R03-(5)bps), 3/15/24+(a)	1,598,727
2,500,000	Canada Housing Trust No 1, 0.40% (CDOR03-(4)bps), 3/15/25+(a)	2,001,035
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	421,881
1,000,000	International Finance Corp., 0.30% (SONIA+25bps), 1/18/22+	1,380,189

		11,797,279

Consumer Finance (2.1%):
5,368,000	Toyota Finance Australia, Ltd., 0.00%, 4/9/21, MTN+	6,294,548
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,612,365
905,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	1,066,079

		8,972,992

Diversified Financial Services (12.9%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,180,017
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,749,889
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	555,577
2,050,000	Caisse d’Amortissement de la Dette Sociale, 3.38%, 4/25/21, MTN+	2,408,602
258,000	European Bank for Reconstruction & Development, 0.30% (SONIO/N+25bps), 2/27/23, MTN+	356,416
4,832,000	European Bank for Reconstruction & Development, Series G, 0.35% (SONIO/N+30bps), 2/28/24, MTN+	6,687,726
200,000	European Bank for Reconstruction & Development, 0.36% (SONIO/N+31bps), 11/13/24, MTN+	277,223
8,800,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	1,040,667
1,600,000	European Investment Bank, 0.40% (SONIO/N+35bps), 6/29/23, MTN+	2,216,596
4,167,000	European Investment Bank, 0.36% (SONIO/N+31bps), 1/15/25, MTN+	5,781,922
2,171,000	European Investment Bank, 1.05% (SONIO/N+100bps), 9/8/25, MTN+	3,104,810
10,000,000	Kommunalbanken AS, 1.50%, 4/19/22, MTN+	1,181,582
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	559,486

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Foreign Bonds, continued
Diversified Financial Services, continued
$67,940,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	$7,811,777
1,500,000	Kommuninvest I Sverige AB, 1.00%, 11/13/23, MTN+	176,162
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	277,358
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	2,054,841
500,000	Nestle Finance International, Ltd., Series E, 0.75%, 11/8/21, MTN+	590,254
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	604,115
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,545,307
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	832,833
1,500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	1,767,914
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,162,034
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	713,779
900,000	Total Capital International SA, 0.25%, 7/12/23+	1,068,020

		54,704,907

Electric Utilities (1.1%):
6,000,000	Hydro-Quebec, 0.65% (CDOR03+20bps), 4/14/23+	4,816,131

Insurance (0.5%):
1,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	1,915,775

Oil, Gas & Consumable Fuels (1.4%):
2,647,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	3,151,998
1,150,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,366,782
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,552,832

		6,071,612

Pharmaceuticals (3.5%):
750,000	Novartis Finance SA, 0.75%, 11/9/21+	885,364
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,384,775
500,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	592,360
300,000	Sanofi, Series E, 0.00%, 3/21/22, Callable 2/21/22 @ 100, MTN+	352,967
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,295,271
7,900,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,397,536

		14,908,273

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	940,841

Sovereign Bond (12.9%):
1,000,000	African Development Bank, 5.25%, 3/23/22, MTN+	796,025
643,000	Asian Development Bank, 0.34% (SONIO/N+29bps), 3/19/24+	889,563

Contracts, Shares, Notional Amount or Principal Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
$11,000,000	Australia Government Bond, 0.25%, 11/21/25+	$8,193,260
3,000,000	Export Development Canada, 2.40%, 6/7/21, MTN+	2,287,054
1,000,000	Export Development Canada, Series E, 0.36% (SONIO/N+31bps), 5/29/24, MTN+	1,382,572
1,000,000	Export Development Canada, 0.38% (SONIO/N+33bps), 1/17/25, MTN+	1,384,063
300,000	Inter-American Development Bank, 2.75%, 10/30/25, MTN+	246,342
277,000	Inter-American Development Bank, 4.40%, 1/26/26+	252,761
5,925,000	International Bank for Reconstruction & Development, 0.32% (SONIO/N+27bps), 5/15/24+	8,197,143
2,000,000	International Bank for Reconstruction & Development, 1.75%, 11/6/24, MTN+	238,592
1,000,000	International Bank for Reconstruction & Development, 0.63%, 1/14/26+	772,933
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	710,702
4,500,000	Monetary Authority of Singapore Bill, 0.00%, 4/30/21+(c)	3,344,803
19,000,000	Norway Government Bond, 1.75%, 3/13/25+(a)	2,292,188
2,000,000	Province of Alberta Canada, 1.00%, 11/15/21, MTN+	2,770,717
450,000	Province of Manitoba Canada, 1.50%, 12/15/22+	631,791
2,000,000	Province of Ontario Canada, 0.59% (CDOR03+15bps), 6/27/22+	1,599,316
9,000,000	Province of Ontario Canada, 0.49% (CDOR03+5bps), 8/21/23+	7,205,157
1,000,000	Province of Ontario Canada, 1.75%, 9/8/25+	813,561
950,000	Province of Quebec Canada, 0.88%, 5/24/22+	1,318,696
1,500,000	Province of Quebec Canada, 0.98% (CDOR03+54.5bps), 10/19/23, MTN+	1,217,525
8,500,000	Province of Quebec Canada, 0.86% (CDOR03+40.5bps), 10/13/24+	6,906,005
500,000	Swedish Export Credit AB, Series E, 1.38%, 12/15/23, MTN+	707,490
700,000	Treasury Corp. of Victoria, 0.50%, 11/20/25, MTN+	524,100

		54,682,359

Transportation Infrastructure (0.9%):
2,200,000	SNCF Reseau, 0.10%, 5/27/21+	2,581,461
721,000	SNCF Reseau, 5.50%, 12/1/21, MTN+	1,028,062

		3,609,523

Total Foreign Bonds (Cost $253,321,986)		262,263,236

Yankee Dollars (13.4%):
Banks (1.6%):
1,000,000	Bank of New Zealand, 1.00%, 3/3/26(a)	979,241

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Banks, continued
2,340,000	Kreditanstalt fuer Wiederaufbau, 0.63%, 1/22/26^	$2,300,154
1,000,000	Nordea Bank Abp, 0.75%, 8/28/25(a)	978,701
1,000,000	Nordic Investment Bank, 0.50%, 1/21/26	977,605
1,000,000	Oesterreichische Kontrollbank AG, 0.50%, 2/2/26, MTN	974,684
560,000	Toronto-Dominion Bank (The), 0.75%, 1/6/26, MTN	546,617

		6,757,002

Diversified Financial Services (5.3%):
1,400,000	Agence Francaise de Developpement Epic, 0.63%, 1/22/26, MTN	1,369,158
1,100,000	EUROFIMA, 0.28% (US0003M+9 bps), 11/15/21	1,100,814
1,000,000	European Bank for Reconstruction & Development, 0.50%, 1/28/26	977,516
750,000	European Bank For Reconstruction & Development, 0.27% (SOFR+26 bps), 3/13/23, MTN	752,080
500,000	Kommunalbanken AS, 0.26% (US0003M+8 bps), 2/24/22(a)	500,187
1,533,000	Kommunekredit, 0.50%, 1/28/26, MTN	1,494,384
2,800,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.36% (SOFR+35 bps), 3/15/22, MTN	2,804,676
8,000,000	Landwirtschaftliche Rentenbank, 0.88%, 3/30/26	7,944,024
4,600,000	Nederlandse Waterschapsbank NV, 0.25% (US0003M+7 bps), 12/15/21(a)	4,599,356
650,000	Total Capital International SA, 2.88%, 2/17/22	664,610

		22,206,805

Oil, Gas & Consumable Fuels (1.1%):
4,000,000	Equinor ASA, 1.75%, 1/22/26, Callable 12/22/25 @ 100	4,085,436
710,000	Shell International Finance BV, 2.38%, 8/21/22	730,016

		4,815,452

Sovereign Bond (5.4%):
5,650,000	African Development Bank, 0.88%, 3/23/26	5,607,896
6,250,000	Asian Development Bank, 0.32% (FEDL01+25 bps), 5/28/24, MTN	6,248,925
4,200,000	Asian Development Bank, 0.50%, 2/4/26, MTN^	4,103,295
1,650,000	Inter-American Invest Corp., 0.31% (US0003M+9 bps), 10/12/21, MTN	1,649,835
300,000	Inter-American Investment Corp., 0.63%, 2/10/26, MTN	293,667
500,000	Kuntarahoitus OYJ, 0.63%, 3/20/26, MTN	489,780
1,900,000	Province of Ontario Canada, 0.63%, 1/21/26	1,851,046

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
2,750,000	Svensk Exportkredit AB, 1.02% (SOFR+100 bps), 5/25/23	$2,798,895

		23,043,339

Total Yankee Dollars (Cost $56,932,484)		56,822,598

U.S. Treasury Obligations (13.3%):
U.S. Treasury Notes (13.3%)
28,000,000	0.38%, 1/31/26	27,291,250
16,500,000	0.50%, 2/28/26	16,170,000
12,000,000	2.25%, 3/31/26	12,768,750

		56,230,000

Total U.S. Treasury Obligations (Cost $56,447,277)		56,230,000

Certificates of Deposit (0.9%):
$4,000,000	Svenska Handelsbanken AB, 0.32%, 5/11/21(a)	4,000,768

Total Certificates of Deposit (Cost $4,000,001)		4,000,768

Short-Term Securities Held as Collateral for Securities on Loan (1.6%):
6,774,845	BlackRock Liquidity FedFund, Institutional Class , 0.07%(b)(c)	6,774,845

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $6,774,845)		6,774,845

Unaffiliated Investment Companies (0.5%):

Money Markets (0.5%):
2,026,625	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	2,026,625

Total Unaffiliated Investment Companies (Cost $2,026,625)		2,026,625

Total Investment Securities (Cost $410,638,000) - 98.9%		419,196,072
Net other assets (liabilities) - 1.1%		4,565,744

Net Assets - 100.0%		$423,761,816

Percentages indicated are based on net assets as of March 31, 2021.

BP0003M	-	3 Month GBP LIBOR
CDOR03	-	Canadian Dollar LIBOR Rate
EUR003M	-	3 Month EUR LIBOR
FEDL01	-	Effective Federal Fund Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
SONIA	-	Sterling Overnight Interbank Average Rate
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $5,203,605.
+	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(c)	The rate represents the effective yield at March 31, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

Country	Percentage
Australia	10.1%
Austria	0.2%
Belgium	0.1%
Canada	20.3%
Denmark	0.3%
Finland	2.1%
France	6.5%
Germany	5.7%
Luxembourg	1.1%
Netherlands	5.0%
New Zealand	1.9%
Norway	3.1%
Singapore	2.1%
Supernational	12.9%
Sweden	5.5%
United Kingdom	0.2%
United States	22.9%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Forward Currency Contracts

At March 31, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
British Pound	33,075,691	U.S. Dollar	45,524,058	Bank of America	4/6/21	$68,280
British Pound	189,003	U.S. Dollar	258,286	Bank of America	4/6/21	2,241
Canadian Dollar	786,869	U.S. Dollar	625,539	Barclays Bank	4/6/21	710
U.S. Dollar	2,306,960	Swedish Krona	20,127,761	Barclays Bank	4/6/21	1,237
U.S. Dollar	5,809,936	European Euro	4,951,496	BNY Mellon	4/6/21	3,147
British Pound	1,180,156	U.S. Dollar	1,624,522	BNY Mellon	4/6/21	2,233
U.S. Dollar	10,441,775	British Pound	7,497,425	Citigroup	4/7/21	107,108
U.S. Dollar	28,240,829	European Euro	23,475,945	State Street	4/7/21	709,231
U.S. Dollar	16,956,355	Swedish Krona	140,974,080	State Street	4/13/21	806,037
European Euro	5,748,258	U.S. Dollar	6,739,558	State Street	4/14/21	2,697
U.S. Dollar	48,597,875	European Euro	40,096,969	State Street	4/14/21	1,567,275
U.S. Dollar	30,449,048	European Euro	25,173,440	State Street	4/21/21	918,456
Singapore Dollar	3,999,660	U.S. Dollar	2,973,121	ANZ Banking Group, Ltd.	4/28/21	412
U.S. Dollar	45,980,360	European Euro	38,723,985	State Street	4/28/21	547,483
U.S. Dollar	5,851,845	Norwegian Krone	49,532,190	Bank of America	5/5/21	57,836
U.S. Dollar	36,248,376	Australian Dollar	46,789,757	State Street	5/11/21	709,206
Canadian Dollar	1,736,975	U.S. Dollar	1,381,211	Goldman Sachs	5/12/21	1,295

						$5,504,884

British Pound	531,245	U.S. Dollar	739,289	Barclays Bank	4/6/21	$(7,007)
British Pound	1,517,702	U.S. Dollar	2,110,126	BNY Mellon	4/6/21	(18,089)
U.S. Dollar	50,058,483	British Pound	36,493,797	State Street	4/6/21	(245,456)
European Euro	750,929	U.S. Dollar	910,901	Barclays Bank	4/7/21	(30,243)
European Euro	7,112,150	U.S. Dollar	8,408,119	BNY Mellon	4/7/21	(67,289)
European Euro	4,964,394	U.S. Dollar	5,825,193	BNY Mellon	4/7/21	(3,161)
Swedish Krona	15,920,689	U.S. Dollar	1,875,745	Bank of America	4/13/21	(51,834)
Swedish Krona	20,135,507	U.S. Dollar	2,307,994	Barclays Bank	4/13/21	(1,223)
Swedish Krona	35,002,539	U.S. Dollar	4,140,198	State Street	4/13/21	(130,226)
European Euro	2,193,926	U.S. Dollar	2,584,037	ANZ Banking Group, Ltd.	4/14/21	(10,734)
European Euro	1,010,673	U.S. Dollar	1,198,959	ANZ Banking Group, Ltd.	4/14/21	(13,519)
European Euro	2,142,490	U.S. Dollar	2,560,027	ANZ Banking Group, Ltd.	4/14/21	(47,054)
European Euro	488,094	U.S. Dollar	581,616	ANZ Banking Group, Ltd.	4/14/21	(9,120)
European Euro	2,581,932	U.S. Dollar	3,093,047	Bank of America	4/14/21	(64,643)
European Euro	320,895	U.S. Dollar	389,289	Bank of America	4/14/21	(12,904)
European Euro	265,589	U.S. Dollar	319,996	State Street	4/14/21	(8,481)
U.S. Dollar	6,296,300	Singapore Dollar	8,497,455	ANZ Banking Group, Ltd.	4/28/21	(21,103)
European Euro	1,547,083	U.S. Dollar	1,846,850	Bank of America	4/28/21	(31,737)
European Euro	632,390	U.S. Dollar	750,185	Bank of America	4/28/21	(8,234)
European Euro	9,872,666	U.S. Dollar	11,777,146	State Street	4/28/21	(194,050)
U.S. Dollar	45,537,323	British Pound	33,081,942	Bank of America	5/5/21	(67,676)
U.S. Dollar	1,902,226	Australian Dollar	2,507,973	Citigroup	5/11/21	(2,706)
U.S. Dollar	63,244,476	Canadian Dollar	79,535,279	Citigroup	5/12/21	(59,832)
U.S. Dollar	9,980,445	Canadian Dollar	12,553,300	Bank of America	5/18/21	(11,086)
U.S. Dollar	587,857	Canadian Dollar	739,428	Barclays Bank	5/18/21	(675)

						$(1,118,082)

Total Net Forward Currency Contracts						$4,386,802

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (1.0%):
4,047	Airbus SE*	$458,344
731	Avon Rubber plc	31,849
44,779	BAE Systems plc	311,674
5,787	CAE, Inc.*	164,928
3,081	Chemring Group plc	11,302
15	Dassault Aviation SA*	16,695
504	Elbit Systems, Ltd.	71,355
89	Facc AG*	947
1,604	Kongsberg Gruppen ASA	36,783
9,452	Leonardo SpA	76,766
1,132	LISI*	32,989
20,980	Meggitt plc*	138,109
873	MTU Aero Engines AG	205,453
19,005	QinetiQ Group plc	82,775
99,289	Rolls-Royce Holdings plc*	144,201
2,553	Saab AB*	69,905
2,582	Safran SA*	351,459
20,156	Senior plc*	30,750
25,500	Singapore Technologies Engineering, Ltd.	74,070
1,841	Thales SA	182,942
2,146	Ultra Electronics Holdings plc	59,996

		2,553,292

Air Freight & Logistics (0.7%):
18,213	Bollore, Inc.	87,979
6,117	BPOST SA*	58,572
2,399	Cia de Distribucion Integral Logista Holdings SA	47,533
6,355	CTT-Correios de Portugal SA*	25,117
10,513	Deutsche Post AG	575,942
5,994	Freightways, Ltd.	47,241
73	ID Logistics Group*	19,516
37,500	Kerry Network, Ltd.	112,254
2,300	Kintetsu World Express, Inc.	59,819
1,800	Konoike Transport Co., Ltd.	19,727
1,428	Mainfreight, Ltd.	69,314
1,800	Mitsui-Soko Holdings Co., Ltd.	35,376
1,146	Oesterreichische Post AG^	50,118
27,139	PostNL NV*	131,949
26,724	Royal Mail plc*	185,860
900	SBS Holdings, Inc.	22,555
3,000	SG Holdings Co., Ltd.	69,026
27,700	Singapore Post, Ltd.	14,429
5,312	Wincanton plc	28,485
36	XPO Logistics Europe SADIR*	12,664
4,600	Yamato Holdings Co., Ltd.	126,295

		1,799,771

Airlines (0.2%):
26,921	Air New Zealand, Ltd.*^	32,163
1,200	ANA Holdings, Inc.*	27,939
57,347	Cathay Pacific Airways, Ltd.*	53,572
5,541	Deutsche Lufthansa AG, Registered Shares*	73,453
4,978	easyJet plc*	67,168
1,728	Exchange Income Corp.	55,340
4,400	Japan Airlines Co., Ltd.*	98,729
6,945	JET2 plc*	121,407
10,411	Qantas Airways, Ltd.*	40,387
17,600	Singapore Airlines, Ltd.*	73,221

		643,379

Auto Components (2.3%):
1,000	Aisan Industry Co., Ltd.	6,088
2,900	Aisin Sieki Co., Ltd.	110,642
7,300	Akebono Brake Industry Co., Ltd.*	12,958
1,027	Akwel	36,006

Shares		Value
Common Stocks, continued
Auto Components, continued
2,343	Arb Corp., Ltd.	$61,522
266	Autoneum Holding AG*	49,911
3,367	Brembo SpA*	41,983
10,600	Bridgestone Corp.	430,627
1,647	Bulten AB*	19,738
11	Burelle SA	11,662
3,874	CIE Automotive SA	101,413
3,565	Compagnie Generale des Establissements Michelin SCA, Class B	533,750
1,922	Continental AG	253,826
2,800	Daido Metal Co., Ltd.	14,901
2,400	Daikyonishikawa Corp.	16,875
1,600	Denso Corp.	106,818
11,875	Dometic Group AB(a)	172,323
1,800	Eagle Industry Co., Ltd.	19,461
673	Edag Engineering Group AG*	7,094
1,724	ElringKlinger AG*	25,314
1,700	Exedy Corp.	25,786
4,683	Faurecia SA*	249,549
482	Faurecia SE*	25,616
2,300	FCC Co., Ltd.	38,565
1,000	F-Tech, Inc.	6,812
4,000	Futaba Industrial Co., Ltd.	21,530
1,400	G-Tekt Corp.	19,081
4,204	Gud Holdings, Ltd.	37,469
1,059	Hella GmbH & Co. KGaA*	59,289
1,600	Hi-Lex Corp.	25,289
700	H-One Co., Ltd.	5,080
300	Imasen Electric Industrial	2,123
1,800	Kasai Kogyo Co., Ltd.*	7,395
25,060	Kongsberg Automotive ASA*	8,272
1,400	KYB Corp.*	38,287
2,493	Leoni AG*	31,304
2,733	Linamar Corp.	161,152
8,262	Magna International, Inc.	727,386
1,150	Magna Internationl, Inc.	101,299
6,366	Martinrea International, Inc.	62,165
2,000	Mitsuba Corp.*	12,220
3,200	Musashi Seimitsu Industry Co., Ltd.	54,883
4,800	NGK Spark Plug Co., Ltd.	83,316
6,600	NHK SPRING Co., Ltd.	49,772
600	Nichirin Co., Ltd.	9,676
3,600	Nifco, Inc.	131,757
2,200	Nippon Seiki Co., Ltd.	25,561
2,700	NOK Corp.	36,799
5,985	Nokian Renkaat OYJ	217,080
2,600	Pacific Industrial Co., Ltd.	30,014
13,329	Pirelli & C SpA*(a)	78,217
2,408	Plastic Omnium SA	88,238
6,300	Press Kogyo Co., Ltd.	19,025
3,582	PWR Holdings, Ltd.	15,578
400	Riken Corp.	9,058
2,542	SAF-Holland SE*	36,967
1,900	Sanoh Industrial Co., Ltd.	22,279
2,535	Schaeffler AG	22,509
1,200	Shoei Co., Ltd.	49,648
1,800	Stanley Electric Co., Ltd.	53,818
12,500	Sumitomo Electric Industries, Ltd.	188,185
2,900	Sumitomo Riko Co., Ltd.	18,738
7,700	Sumitomo Rubber Industries, Ltd.	91,035
300	T RAD Co., Ltd.*	5,551
1,400	Tachi-S Co., Ltd.	15,147
800	Taiho Kogyo Co., Ltd.	7,734
8,119	TI Fluid Systems plc(a)	30,224
2,500	Tokai Rika Co., Ltd.	42,566

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Auto Components, continued
2,500	Topre Corp.	$35,435
6,800	Toyo Tire Corp.	120,823
1,700	Toyoda Gosei Co., Ltd.	44,889
3,500	Toyota Boshoku Corp.	58,110
700	Toyota Industries Corp.	62,601
1,500	TPR Co., Ltd.	21,838
2,800	TS Tech Co., Ltd.	41,912
2,000	Unipres Corp.	19,291
3,413	Valeo SA	115,980
66,000	Xinyi Glass Holdings, Ltd.	216,934
5,200	Yokohama Rubber Co., Ltd. (The)	93,509
600	Yorozu Corp.	7,266

		5,970,544

Automobiles (2.6%):
7,259	Bayerische Motoren Werke AG (BMW)	752,522
12,614	Daimler AG, Registered Shares	1,123,787
1,019	Ferrari NV	213,256
11,100	Honda Motor Co., Ltd.	334,166
8,600	Isuzu Motors, Ltd.	92,843
7,900	Mazda Motor Corp.*	64,878
8,800	Mitsubishi Motors Corp.*	25,185
20,000	Nissan Motor Co., Ltd.*	111,962
2,700	Nissan Shatai Co., Ltd.	19,482
14,678	Piaggio & C SpA	55,759
3,686	Renault SA*	159,187
41,274	Stellantis NV	729,761
28,375	Stellantis NV	503,589
6,900	Subaru Corp.	138,160
2,300	Suzuki Motor Corp.	104,746
28,624	Toyota Motor Corp.	2,236,612
28	Toyota Motor Corp., ADR	4,370
358	Volkswagen AG	129,862
5,100	Yamaha Motor Co., Ltd.	126,047

		6,926,174

Banks (7.4%):
3,000	77th Bank	42,250
3,666	ABN AMRO Group NV*(a)	44,472
15,084	AIB Group plc*	39,216
500	Aichi Bank, Ltd. (The)	13,618
1,500	Akita Bank, Ltd. (The)	19,884
2,146	Aktia Bank OYJ	24,808
1,200	Aomori Bank, Ltd. (The)	27,336
3,300	Aozora Bank, Ltd.	75,399
16,261	Australia & New Zealand Banking Group, Ltd.	349,148
1,000	Awa Bank, Ltd. (The)	22,564
19,504	Banca Monte dei Paschi di Siena SpA*	26,228
21,166	Banca Popolare di Sondrio SCPA*	70,911
26,969	Banco Bilbao Vizcaya Argentaria SA, ADR	140,778
7,989	Banco Bilbao Vizcaya Argentaria SA	41,610
44,790	Banco Bpm SpA*	128,372
106,975	Banco Comercial Portugues SA, Class R*	14,549
238,968	Banco de Sabadell SA	127,830
6,287	Banco Santander SA, ADR	21,564
75,653	Banco Santander SA	257,119
8,101	Bank Hapoalim BM*	63,100
9,679	Bank Leumi Le-Israel Corp.*	63,841
36,738	Bank of East Asia, Ltd. (The)	78,330
974	Bank of Georgia Group plc*	14,768
29,096	Bank of Ireland Group plc*	144,377
900	Bank of Iwate, Ltd. (The)	19,462
1,200	Bank of Kyoto, Ltd. (The)	74,157

Shares		Value
Common Stocks, continued
Banks, continued
6,527	Bank of Montreal	$581,686
717	Bank of Montreal	63,922
500	Bank of Nagoya, Ltd. (The)	14,251
9,618	Bank of Nova Scotia	601,606
820	Bank of Okinawa, Ltd. (The)	22,581
27,839	Bank of Queensland, Ltd.	183,296
2,000	Bank of The Ryukyus, Ltd.	14,083
16,597	Bankinter SA	115,250
71	Banque Cantonale de Geneve	12,096
916	Banque Cantonale Vaudois, Registered Shares*	89,380
27,656	Barclays plc, ADR^	282,921
21,540	Bendigo & Adelaide Bank, Ltd.	164,867
218	Berner Kantonalbank AG	49,139
4,368	BNP Paribas SA*	265,376
38,542	BOC Hong Kong Holdings, Ltd.	134,416
34,804	BPER Banca*	76,961
86,102	CaixaBank SA	266,533
200	Canadian Imperial Bank of Commerce	19,586
5,594	Canadian Imperial Bank of Commerce	547,485
4,227	Canadian Western Bank	107,618
8,600	Chiba Bank, Ltd. (The)	56,182
10,000	Chong Hing Bank, Ltd.	12,668
6,200	Chugoku Bank, Ltd. (The)	52,321
700	Chukyo Bank, Ltd. (The)	11,119
31,551	Commerzbank AG*	193,433
9,672	Commonwealth Bank of Australia	634,846
12,500	Concordia Financial Group, Ltd.	50,574
6,576	Credit Agricole SA	95,229
5,165	Credito Emiliano SpA*	30,238
3,488	Credito Valtellinese SpA*	49,872
16,000	Dah Sing Banking Group, Ltd.	18,137
5,600	Dah Sing Financial Holdings, Ltd.	18,458
1,900	Daishi Hokuetsu Financial Group, Inc.	44,969
10,124	Danske Bank A/S	189,738
7,944	DBS Group Holdings, Ltd.	171,406
7,483	DNB ASA	159,387
1,600	Ehime Bank, Ltd. (The)	14,847
2,450	Erste Group Bank AG*	83,115
6,500	Fidea Holdings Co., Ltd.	8,061
13,601	Finecobank Banca Fineco SpA*	223,156
3,600	First Bank of Toyama, Ltd. (The)	10,197
1,816	First International Bank of Israel*	50,673
1,000	Fukui Bank, Ltd. (The)	17,760
5,800	Fukuoka Financial Group, Inc.	110,497
13,200	Gunma Bank, Ltd. (The)	47,388
9,200	Hachijuni Bank, Ltd. (The)	33,451
5,105	Hang Seng Bank, Ltd.	99,003
29,140	Heartland Group Holdings Npv	35,630
11,800	Hirogin Holdings, Inc.	72,446
1,000	Hokkoku Bank, Ltd. (The)	25,480
6,000	Hokuhoku Financial Group, Inc.	55,666
23,429	HSBC Holdings plc, ADR	682,721
9,400	Hyakugo Bank, Ltd. (The)	28,393
1,000	Hyakujushi Bank, Ltd. (The)	15,297
17,920	ING Groep NV	219,894
127,279	Intesa Sanpaolo SpA	345,964
15,332	Isreal Discount Bank*	63,851
9,500	Iyo Bank, Ltd. (The)	57,191
620	Jimoto Holdings, Inc.	4,460
1,200	Juroku Bank, Ltd. (The)	23,999
2,048	Jyske Bank A/S*	97,603
3,511	KBC Group NV*	254,929

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
5,800	Keiyo Bank, Ltd. (The)	$24,053
400	Kita-Nippon Bank, Ltd. (The)	7,243
2,500	Kiyo Bank, Ltd. (The)	37,406
16,490	Kyushu Financial Group, Inc.	70,711
1,296	Laurentian Bank of Canada	41,288
120,273	Liberbank SA*	43,170
562	Liechtensteinische Landesbank AG	32,057
149,457	Lloyds Banking Group plc*	87,496
96,996	Lloyds TSB Group plc, ADR	225,031
113	Luzerner Kantonalbank AG	51,658
24,670	Mebuki Financial Group, Inc.	58,267
9,651	Mediobanca SpA*	107,354
700	Michinoku Bank, Ltd. (The)	6,861
62,500	Mitsubishi UFJ Financial Group, Inc.	333,548
800	Miyazaki Bank, Ltd. (The)	16,908
1,787	Mizrahi Tefahot Bank, Ltd.*	46,688
12,880	Mizuho Financial Group, Inc.	185,777
1,300	Musashino Bank, Ltd. (The)	21,556
1,300	Nanto Bank, Ltd. (The)	23,137
25,880	National Australia Bank, Ltd.	512,773
9,441	National Bank of Canada	641,447
19,782	Natwest Group plc, ADR	106,229
50,252	Natwest Group plc	135,971
4,800	Nishi-Nippon Holdings, Inc.	34,438
19,269	Nordea Bank AB	189,716
7,300	North Pacific Bank, Ltd.	21,171
7,556	Norwegian Finans Holding ASA*	84,839
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	36,303
1,000	Oita Bank, Ltd. (The)	19,513
16,822	Oversea-Chinese Banking Corp., Ltd.	147,321
28,000	Public Financial Holdings, Ltd.	7,840
6,482	Raiffeisen International Bank-Holding AG*	142,240
33,576	Resona Holdings, Inc.	140,738
1,156	Ringkjoebing Landbobank A/S	112,999
10,941	Royal Bank of Canada	1,008,940
12,263	Royal Bank of Canada	1,130,771
1,190	San Ju San Financial Group, Inc.	15,011
6,200	San-In Godo Bank, Ltd. (The)	31,523
4,451	Sbanken ASA(a)	42,855
11,600	Senshu Ikeda Holdings, Inc.	18,631
24,500	Seven Bank, Ltd.	56,149
1,300	Shiga Bank, Ltd. (The)	28,121
1,000	Shikoku Bank, Ltd. (The)	7,052
400	Shimizu Bank, Ltd. (The)	6,127
4,500	Shinsei Bank, Ltd.	72,527
3,800	Shizuoka Bank, Ltd. (The)	29,837
7,610	Skandinaviska Enskilda Banken AB, Class A	92,807
11,180	Societe Generale	292,103
4,543	Spar Nord Bank A/S*	48,495
6,654	Sparebank 1 Sr-Bank ASA	81,742
121	St. Galler Kantonalbank AG	54,551
36,263	Standard Chartered plc	249,472
7,000	Sumitomo Mitsui Financial Group, Inc.	254,575
3,300	Sumitomo Mitsui Trust Holdings, Inc.	114,886
1,500	Suruga Bank, Ltd.	5,781
10,144	Svenska Handelsbanken AB, Class A	110,169
3,421	Swedbank AB, Class A	60,241
3,208	Sydbank A/S	86,556
6,500	Toho Bank, Ltd. (The)	14,456
1,100	Tokyo Kiraboshi Financial Group, Inc.	13,886
7,500	Tomony Holdings, Inc.	21,991

Shares		Value
Common Stocks, continued
Banks, continued
2,200	Toronto-Dominion Bank (The)	$143,503
7,456	Toronto-Dominion Bank (The)	486,206
2,100	Towa Bank, Ltd. (The)	13,072
6,200	Tsukuba Bank, Ltd.	10,292
49,532	Unicaja Banco SA*(a)	49,738
31,288	Unicredit SpA*	332,233
8,727	United Overseas Bank, Ltd.	168,616
405	Valiant Holding AG	42,184
764	Van Lanschot Kempen NV*	21,368
34,734	Virgin Money UK plc*	90,539
239	Walliser Kantonalbank, Registered Shares	26,682
19,499	Westpac Banking Corp.	362,023
1,600	Yamagata Bank, Ltd. (The)	16,485
7,200	Yamaguchi Financial Group, Inc.	47,822
1,800	Yamanashi Chuo Bank, Ltd. (The)	14,988
6	Zuger Kantonalbank AG	43,173

		19,600,919

Beverages (1.2%):
1,900	Andrew Peller, Ltd.	16,376
8,852	Anheuser-Busch InBev NV	558,029
3,300	Asahi Breweries, Ltd.	139,751
10,973	Britvic plc	126,665
11,716	C&C Group plc*	45,384
1,053	Carlsberg A/S, Class B	161,980
10,111	Coca-Cola Amatil, Ltd.	103,164
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	38,411
4,383	Coca-Cola European Partners plc	227,153
3,906	Coca-Cola HBC AG	124,329
5,510	David Campari-Milano NV	61,796
4,082	Diageo plc, ADR	670,305
812	Fevertree Drinks plc	23,951
1,642	Heineken NV	168,726
300	ITO EN, Ltd.	18,437
4,900	Kirin Holdings Co., Ltd.	93,964
109	Laurent-Perrier	10,149
653	Olvi OYJ	37,329
412	Pernod Ricard SA	77,334
4,250	Primo Water Corp.	69,238
194	Remy Cointreau SA	35,834
1,549	Royal Unibrew A/S	162,032
3,400	Sapporo Breweries, Ltd.	70,662
3,457	Stock Spirits Group plc	13,354
1,600	Suntory Beverage & Food, Ltd.	59,585
2,800	Takara Holdings, Inc.	38,261
6,474	Treasury Wine Estates, Ltd.	51,000

		3,203,199

Biotechnology (0.4%):
143	Argenx SE*	39,285
788	Bavarian Nordic A/S*	35,644
906	Biogaia AB	42,549
486	Biotest AG	17,209
3,023	CSL, Ltd.	609,056
225	Galapagos NV*	17,449
573	Genmab A/S*	188,344
634	Genus plc	42,460
5,747	Knight Therapeutics, Inc.*	24,836
6,442	Mesoblast, Ltd.*	10,581
300	Peptidream, Inc.*	13,755
475	Pharma Mar SA*	55,126
1,008	Swedish Orphan Biovitrum AB*	16,112
1,155	Zealand Pharma A/S*	36,610

		1,149,016

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products (1.2%):
3,600	AGC, Inc.	$151,296
1,100	AICA Kogyo Co., Ltd.	39,761
2,028	Arbonia AG	35,962
1,049	ASSA Abloy AB, Class B	30,136
12	Belimo Holding AG, Registered Shares	97,055
2,400	Bunka Shutter Co., Ltd.	22,909
1,800	Central Glass Co., Ltd.	38,307
9,584	Compagnie de Saint-Gobain SA	565,652
2,400	Daikin Industries, Ltd.	486,012
114	dorma kaba Holding AG	77,878
567	Geberit AG, Registered Shares	360,942
12,489	Gwa Group, Ltd.	27,152
3,298	Inrom Construction Industries, Ltd.	16,306
2,938	Inwido AB*	48,460
2,479	Kingspan Group plc	210,147
2,801	Lindab International AB	56,623
3,900	Lixil Corp.	108,692
600	Maeda Kosen Co., Ltd.	18,133
2,700	Nichias Corp.	68,667
1,100	Nichiha Corp.	32,155
2,401	Nordic Waterproofing Holding AB*	46,209
1,500	Noritz Corp.	23,971
1,400	Okabe Co., Ltd.	9,885
5,784	Polypipe Group plc*	44,251
144	Rockwool International A/S	54,052
232	ROCKWOOL International A/S, Class B	97,749
1,900	Sankyo Tateyama, Inc.	14,196
7,800	Sanwa Holdings Corp.	102,496
47	Schweiter Technologies AG	77,392
900	Shin Nippon Air Technologies Co., Ltd.	19,578
1,800	Sinko Industries, Ltd.	35,532
1,211	Systemair AB*	32,599
1,800	Takara Standard Co., Ltd.	27,194
2,310	Tarkett SA*	36,874
7,093	Tyman plc*	36,415
3,400	Uponor OYJ	75,518
638	Zehnder Group AG	50,859

		3,277,015

Capital Markets (2.8%):
11,752	3i Group plc	186,909
24,792	ABG Sundal Collier Holding ASA	25,815
3,200	AGF Management, Ltd.	19,075
1,600	Aizawa Securities Co., Ltd.	14,517
2,242	AJ Bell plc	12,968
143	Alantra Partners SA	2,347
1,000	Alaris Equity Partners Income	12,654
1,655	Altamir	45,732
817	Amundi SA(a)	65,348
7,128	Anima Holding SpA(a)	36,815
5,351	Ashmore Group plc	28,871
670	ASX, Ltd.	36,195
4,255	Avanza Bank Holding AB	132,130
4,260	Azimut Holding SpA	97,396
2,819	Banca Generali SpA*	99,527
521	Bellevue Group AG	21,446
8,900	Brewin Dolphin Holdings plc	38,099
614	Brookfield Asset Management, Inc., Class A	27,323
2,865	Bure Equity AB	98,469
2,497	Canaccord Genuity Group, Inc.	22,854
7,682	CI Financial Corp.	110,966
117	Cie Financiere Tradition SA	14,797
5,230	Close Brothers Group plc	111,751

Shares		Value
Common Stocks, continued
Capital Markets, continued
20,849	Credit Suisse Group AG	$220,154
18,300	Daiwa Securities Group, Inc.	95,002
4,462	Dea Capital SpA	7,570
10,467	Deutsche Bank AG, Registered Shares*	125,604
12,602	Deutsche Bank AG, Registered Shares*	150,560
832	Deutsche Beteiligungs AG	37,561
1,924	Deutsche Boerse AG	319,768
5,622	EFG International AG	42,998
258,000	Emperor Capital Group, Ltd.*	4,725
2,283	Euronext NV(a)	229,994
2,000	Fiera Capital Corp.	15,869
2,372	Flow Traders(a)	99,175
10,649	GAM Holding AG*	28,026
2,674	Georgia Capital plc*	21,320
795	Gimv NV	47,546
2,400	GMO Financial Holdings, Inc.	19,798
1,675	Guardian Capital Group, Ltd., Class A	39,326
142,000	Guotai Junan International Hol	26,212
135,243	Haitong International Securities	43,199
5,422	Hargreaves Lansdown plc	115,243
8,194	Hong Kong Exchanges & Clearing, Ltd.	484,571
11,954	IG Group Holdings plc	148,474
1,732	IGM Financial, Inc.	52,794
218	Ina Invest Holding AG*	4,369
2,456	Intermediate Capital Group plc	62,378
22,533	Investec plc	68,105
28,134	IOOF Holdings, Ltd.	75,435
60,525	IP Group plc*	103,648
1,700	IwaiCosmo Holdings, Inc.	27,103
1,400	JAFCO Group Co., Ltd.	83,491
4,800	Japan Exchange Group, Inc.	112,842
4,092	Julius Baer Group, Ltd.	261,502
17,082	Jupiter Fund Management plc	65,592
138,000	Kingston Financial Group, Ltd.	10,484
800	Kyokuto Securities Co., Ltd.	6,303
231	London Stock Exchange Group plc	22,105
2,082	Macquarie Group, Ltd.	241,350
2,131	Magellan Financial Group, Ltd.	73,462
50,276	Man Group plc/Jersey	111,626
2,300	Marusan Securities Co., Ltd.	13,340
1,180,000	Mason Group Holdings, Ltd.*	6,082
2,900	Mito Securities Co., Ltd.	8,480
3,035	MLP SE	25,021
7,700	Monex Group, Inc.	65,466
33,189	Natixis*	158,902
4,265	Navigator Global Investments, Ltd.^	4,802
5,522	Netwealth Group, Ltd.	56,705
11,266	Ninety One plc	37,080
19,100	Nomura Holdings, Inc.	100,979
21,789	NZX, Ltd.	31,955
3,800	Okasan Securities Group, Inc.	15,559
253	Partners Group Holding AG	323,324
8,321	Pendal Group, Ltd.	41,225
1,616	Perpetual, Ltd.	40,613
11,593	Platinum Asset Management, Ltd.	44,208
2,595	Polar Capital Holdings plc	24,903
56,593	Quilter plc(a)	124,713
565	Rathbone Brothers plc	13,699
9,785	Ratos AB, Class B	53,185
1,549	Rothschild & Co.*	55,950
2,800	SBI Holdings, Inc.	76,207
1,783	Schroders plc	86,046

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
1,368	Schroders plc	$46,958
11,400	Singapore Exchange, Ltd.	84,706
7,296	St. James Place plc	127,975
700	Strike Co., Ltd.	27,995
667	Swissquote Group Holding SA	86,104
2,584	Tamburi Investment Partners SP	23,009
331	TMX Group, Ltd.	34,401
8,500	Tokai Tokyo Financial Holdings, Inc.	31,028
4,000	Toyo Securities Co., Ltd.	6,993
30,858	TP ICAP Group plc*	103,551
15,471	UBS Group AG	239,580
18,081	Uob-Kay Hian Holdings, Ltd.	22,086
1,325	Vontobel Holding AG	100,964
245	Vp Bank AG, Registered Shares	29,606
550	VZ Holding AG*	45,454

		7,386,142

Chemicals (3.9%):
900	Achilles Corp.	12,083
3,300	Adeka Corp.	64,741
3,982	Air Liquide SA	650,542
7,800	Air Water, Inc.	136,596
2,028	Akzo Nobel NV	226,615
700	Arakawa Chemical Industries, Ltd.	8,372
3,366	Arkema SA	407,891
28,500	Asahi Kasei Corp.	328,175
1,100	ASAHI YUKIZAI Corp.	14,952
3,175	BASF SE	263,681
3,760	Borregaard ASA	81,977
52,400	China Sunsine Chemical Holdings, Ltd.	20,489
1,540	Christian Hansen Holding A/S*	139,937
1,600	CI Takiron Corp.	9,840
10,241	Clariant AG	206,541
2,199	Corbion NV	122,471
4,483	Covestro AG(a)	301,408
2,518	Croda International plc	220,365
1,000	Dai Nippon Toryo Co., Ltd.	8,225
7,200	Daicel Corp.	55,628
900	Dainichiseika Color & Chemical	20,144
4,300	Dainippon Ink & Chemicals, Inc.	111,410
4,000	Denka Co., Ltd.	159,576
18,377	Elementis plc*	31,791
108	EMS-Chemie Holding AG	96,453
8,516	Ercros SA	25,516
9,485	Essentra plc*	37,924
1,699	Evonik Industries AG	60,073
1,013	Fuchs Petrolub AG	48,511
300	Fujimori Kogyo Co., Ltd.	12,228
1,400	Fuso Chemical Co., Ltd.	51,635
37	Givaudan SA, Registered Shares	142,592
29	Gurit Holding AG	73,676
4,570	Hexpol AB	51,551
700	Hodogaya Chemical Co., Ltd.	30,645
4,621	ICL Group, Ltd.	27,124
27,517	Incitec Pivot, Ltd.*	60,670
1,500	Ishihara Sangyo Kaisha, Ltd.	12,402
1,000	JCU Corp.	37,780
6,077	Johnson Matthey plc	252,449
700	Jsp Corp.	11,787
2,000	JSR Corp.	60,606
5,063	K+S AG, Registered Shares	50,281
2,000	Kaneka Corp.	82,195
1,100	Kansai Paint Co., Ltd.	29,470
5,000	Kanto Denka Kogyo Co., Ltd.	40,578
4,999	Kemira OYJ	76,800
1,400	Kh Neochem Co., Ltd.	35,365

Shares		Value
Common Stocks, continued
Chemicals, continued
1,500	Koatsu Gas Kogyo Co., Ltd.	$9,991
2,070	Koninklijke DSM NV	350,236
1,000	Konishi Co., Ltd.	16,243
11,800	Kuraray Co., Ltd.	134,740
800	Kureha Corp.	55,421
3,486	Lanxess AG	256,932
379	Lenzing AG*	48,725
1,300	Lintec Corp.	29,464
1,726	Methanex Corp.	63,517
12,300	Mitsubishi Chemical Holdings Corp.	92,156
2,300	Mitsubishi Gas Chemical Co., Inc.	56,678
3,400	Mitsui Chemicals, Inc.	107,931
800	Nihon Kagaku Sangyo Co., Ltd.	9,096
2,300	Nihon Nohyaku Co., Ltd.	11,299
2,600	Nihon Parkerizing Co., Ltd.	28,086
600	Nippon Chemical Industrial Co., Ltd.	16,177
5,500	Nippon Kayaku Co., Ltd.	53,110
1,400	Nippon Pillar Packing Co., Ltd.	23,691
3,000	Nippon Sanso Holdings Corp.	57,005
700	Nippon Shokubai Co., Ltd.	40,227
800	Nippon Soda Co., Ltd.	25,256
2,400	Nissan Chemical Corp.	128,310
1,000	Nitto Denko Corp.	85,864
700	NOF Corp.	36,646
1,831	Novozymes A/S, Class B	117,304
8,438	Nufarm, Ltd.*	34,173
2,200	Nutrien, Ltd.	118,536
4,481	Nutrien, Ltd.	241,481
1,600	OCI NV*	34,586
500	Okamoto Industries, Inc.	18,999
600	Okura Industrial Co., Ltd.	11,166
3,258	Orica, Ltd.	34,531
1,000	Osaka Organic Chemical Industry, Ltd.	33,712
2,613	Recticel SA	38,052
2,800	Riken Technos Corp.	13,051
500	Sakai Chemical Industry Co., Ltd.	9,498
2,400	Sakata Inx Corp.	23,100
700	Sanyo Chemical Industries, Ltd.	35,552
900	Sekisui Plastics Co., Ltd.	4,857
1,100	Shikoku Chemicals Corp.	12,625
400	Shin-Etsu Chemical Co., Ltd.	67,595
1,800	Shin-Etsu Polymer Co., Ltd.	16,172
3,100	Showa Denko K.K.	88,678
1,258	Sika AG	359,395
1,754	SOL SpA	34,448
1,166	Solvay SA	145,187
400	Stella Chemifa Corp.	11,564
1,500	Sumitomo Bakelite Co., Ltd.	61,843
19,100	Sumitomo Chemical Co., Ltd.	98,945
300	Sumitomo Seika Chemicals Co. Ltd.	10,986
2,031	Symrise AG	246,226
14,904	Synthomer plc	95,344
700	T Hasegawa Co., Ltd.	13,415
1,200	T&K Toka Co., Ltd.	9,274
300	Taiyo Holdings Co., Ltd.	16,405
600	Takasago International Corp.	14,289
600	Tayca Corp.	8,088
9,600	Teijin, Ltd.	165,422
500	Tenma Corp.	10,063
1,223	Tessenderlo Group SA*	53,715
2,007	Tikkurila OYJ	79,785
4,900	Toagosei Co., Ltd.	57,426
6,900	Tokai Carbon Co., Ltd.	111,883
4,100	Tokuyama Corp.	103,378
600	Tokyo Ohka Kogyo Co., Ltd.	37,767

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
29,500	Toray Industries, Inc.	$189,897
5,100	Tosoh Corp.	97,639
1,200	Toyo Ink SC Holdings Co., Ltd.	22,054
5,000	Toyobo Co., Ltd.	64,321
4,800	Ube Industries, Ltd.	102,207
3,116	Umicore SA	165,307
1,051	Victrex plc	32,018
329	Wacker Chemie AG	46,820
997	Yara International ASA	51,884
2,900	Zeon Corp.	46,525

		10,265,750

Commercial Services & Supplies (1.5%):
800	AEON Delight Co., Ltd.	23,366
17,026	Aggreko plc	206,078
23,247	Babcock International Group plc*	73,286
748	Befesa SA(a)	50,083
1,800	Bell System24 Holdings, Inc.	30,826
13,069	Biffa plc*(a)	47,920
896	Bilfinger SE	32,758
13,431	Bingo Industries, Ltd.	30,883
1,670	Black Diamond Group, Ltd.*	4,612
14,490	Brambles, Ltd.	116,664
5,960	Bravida Holding AB(a)	82,144
800	Calian Group, Ltd.	36,450
2,850	Caverion Corp.	17,290
300	Central Security Patrols Co., Ltd.	9,246
338	Cewe Stiftung & Co. KGAA	47,719
46,000	Cleanaway Waste Management, Ltd.	77,047
10,948	Collection House, Ltd.*	1,869
1,829	Coor Service Management Holding AB*(a)	14,853
2,400	CTS Co., Ltd.	18,573
3,200	Dai Nippon Printing Co., Ltd.	67,383
1,000	Daiseki Co., Ltd.	36,276
6,041	De La Rue plc*	17,161
3,731	Derichebourg SA*	30,525
2,180	Dexterra Group, Inc.	10,150
30,713	Downer EDI, Ltd.	120,180
1,100	Duskin Co., Ltd.	27,715
2,064	Edenred	107,817
1,700	EF-ON, Inc.	16,989
8,596	Elis SA*	140,352
79,627	G4S plc*	269,056
435	GL Events*	7,214
13,971	HomeServe plc	231,346
900	Inaba Seisakusho Co., Ltd.	12,207
2,297	Intrum AB	73,661
5,989	ISS A/S*	111,680
1,800	Itoki Corp.	6,810
29,717	IWG plc*	139,567
800	Japan Elevator Service Holdings Co., Ltd.	17,266
3,300	Kokuyo Co., Ltd.	51,124
400	Kyodo Printing Co., Ltd.	10,802
2,302	Lassila & Tikanoja OYJ	37,775
3,325	Loomis AB	101,153
700	Matsuda Sangyo Co., Ltd.	12,931
5,449	Mears Group plc*	14,572
72,758	Mitie Group plc*	63,080
1,400	NAC Co., Ltd.	12,087
15,900	Nippon Parking Development Co., Ltd.	22,026
1,600	Okamura Corp.	18,761
1,100	Oyo Corp.	12,870
2,700	Park24 Co., Ltd.*	50,580
2,696	PayPoint plc	21,927

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,400	Pilot Corp.	$44,668
2,400	Prestige International, Inc.	17,863
13,654	Prosegur Cia de Seguridad SA	43,388
2,400	Relia, Inc.	31,042
11,583	Renewi plc*	7,610
23,855	Rentokil Initial plc	159,313
2,500	Ritchie Bros Auctioneers, Inc.	146,399
3,299	RPS Group plc*	4,272
900	Sato Holdings Corp.	23,483
400	SECOM Co., Ltd.	33,777
6,430	Securitas AB, Class B	109,402
3,267	Smartgroup Corp., Ltd.	15,736
787	Societe BIC SA	46,073
400	Sohgo Security Services Co., Ltd.	18,938
4,477	Spie SA*	107,235
1,300	Takeei Corp.	15,204
1,769	Tomra Systems ASA	76,659
2,600	Toppan Forms Co., Ltd.	26,206
3,280	Toppan Printing Co., Ltd.	55,429
4,470	Transcontinental, Inc.	78,692
580	Waste Connections, Inc.	62,628

		3,918,727

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	33,140
700	Aiphone Co., Ltd.	11,709
700	DKK Co., Ltd.	17,214
500	Icom, Inc.	12,459
36,947	Nokia OYJ*	147,673
10,200	Quarterhill, Inc.	20,863
418	RTX A/S	12,716
600	Sierra Wireless, Inc.*	8,829
13,461	Spirent Communications plc	44,267
8,280	Telefonaktiebolaget LM Ericsson, Class B	109,569
8,100	VTech Holdings, Ltd.	73,058

		491,497

Construction & Engineering (2.1%):
4,630	ACS Actividades de Construccion y Servicios SA	153,476
3,143	Adapteo OYJ*	40,321
3,353	Aecon Group, Inc.	51,849
1,894	AF Gruppen ASA	39,066
4,247	Arcadis NV*	173,044
300	Asanuma Corp.	12,164
1,130	Ashtrom Group, Ltd.	21,276
1,410	Badger Daylighting, Ltd.	48,107
20,372	Balfour Beatty plc*	82,856
375	Bauer AG*	5,173
1,831	Boskalis Westminster	58,794
16,800	Boustead Singapore, Ltd.	12,618
7,647	Bouygues SA	306,657
209	Burkhalter Holding AG	16,147
14,759	Cardno, Ltd.	6,855
1,700	Chudenko Corp.	36,332
589	CIE d’Entreprises CFE SA*	59,183
2,026	Cimic Group, Ltd.*	27,160
1,721	ComSys Holdings Corp.	53,181
6,098	Costain Group plc*	4,853
500	Dai-Dan Co., Ltd.	13,418
900	Daiho Corp.	31,475
4,223	Eiffage SA	422,822
2,783	Elecnor SA	34,426
44	Electra, Ltd./Israel	22,935
7,737	Eltel AB*(a)	23,752
37,002	Empresas ICA SAB de C.V.*	156
2,086	Ferrovial SA	54,386

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
1,664	FLSmidth & Co. A/S	$63,790
1,925	Fomento de Construcciones y Contratas SA	22,712
440	Fudo Tetra Corp.	7,672
200	Fukuda Corp.	9,551
4,363	Galliford Try Holdings plc	7,637
6,000	Hazama Ando Corp.	46,068
1,713	Heijmans NV*	28,553
600	Hibiya Engineering, Ltd.	10,546
373	Hochtief AG	33,379
1,093	Implenia AG*	30,082
14,759	Intega Group, Ltd.	4,488
7,400	JGC Holdings Corp.	91,324
15,905	John Laing Group plc(a)	68,729
8,879	Johns Lyng Group, Ltd.	25,928
8,000	Kajima Corp.	114,083
3,000	Kandenko Co., Ltd.	26,299
3,807	Keller Group plc	42,193
4,100	Kinden Corp.	69,833
15,900	Koninklijke BAM Groep NV*	40,330
1,600	Kumagai Gumi Co., Ltd.	43,441
2,500	Kyowa Exeo Corp.	65,980
2,200	Kyudenko Corp.	84,117
7,400	Lian Beng Group, Ltd.*	2,782
5,300	Maeda Corp.	45,747
1,200	Maeda Road Construction Co., Ltd.	23,336
9,546	Maire Tecnimont SpA*	28,068
1,700	Meisei Industrial Co., Ltd.	11,934
3,300	Mirait Holdings Corp.	54,560
1,922	Morgan Sindall Group plc	46,760
1,375	NCC AB, Class B	23,215
1,000	Nichireki Co., Ltd.	14,331
1,900	Nippo Corp.	51,987
1,600	Nippon Densetsu Kogyo Co., Ltd.	28,002
700	Nippon Koei Co., Ltd.	19,913
200	Nippon Road Co., Ltd. (The)	14,889
1,900	Nishimatsu Construction Co., Ltd.	48,308
20,879	NRW Holdings, Ltd.	31,307
11,900	Obayashi Corp.	109,630
4,863	Obrascon Huarte Lain SA*	3,610
1,100	Okumura Corp.	29,328
8,600	OSJB Holdings Corp.*	23,615
10,581	Peab AB*	128,012
14,700	Penta-Ocean Construction Co., Ltd.	115,864
726	Per Aarsleff Holding A/S	31,579
22,428	Sacyr SA	57,379
1,900	Sanki Engineering Co., Ltd.	24,948
1,700	Seikitokyu Kogyo Co., Ltd.	14,327
26,757	Service Stream, Ltd.	21,642
3,211	Shapir Engineering And Indus	23,227
6,233	Shikun & Binui, Ltd.*	36,158
10,100	Shimizu Corp.	82,091
1,500	Shinnihon Corp.	11,983
8,714	Skanska AB, Class B^	218,634
5,800	SNC-Lavalin Group, Inc.	124,170
881	Strabag Se	31,151
6,980	Sumitomo Mitsui Construction	31,469
4,463	Sweco AB*	72,910
700	Taihei Dengyo Kaisha, Ltd.	16,765
800	Taikisha, Ltd.	21,955
5,400	Taisei Corp.	208,237
1,400	Takamatsu Construction Group C	27,317
400	Tekken Corp.	7,149
900	TOA Corp.	19,896
400	TOA Road Corp.	15,343
1,630	Tobishima Corp.	17,777

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
6,900	Toda Corp.	$50,803
400	Toenec Corp.	14,177
1,000	Tokyo Energy & Systems, Inc.	8,266
5,100	Tokyu Construction Co., Ltd.	27,822
1,100	Totetsu Kogyo Co., Ltd.	26,384
4,300	Toyo Construction Co., Ltd.	22,409
2,100	Toyo Engineering Corp.*	14,927
3,109	Veidekke ASA	43,173
4,730	Vinci SA	484,683
355	WSP Global, Inc.	33,779
1,700	Yahagi Construction Co., Ltd.	12,933
3,849	YIT OYJ	20,465
1,200	Yokogawa Bridge Holdings Corp.	22,229
1,200	Yurtec Corp.	8,856

		5,511,428

Construction Materials (0.9%):
13,883	Adbri, Ltd.	36,757
1,800	Asia Pile Holdings Corp.	8,696
35,662	Boral, Ltd.*	149,198
2,976	Brickworks, Ltd.	47,252
2,431	Buzzi Unicem SpA	63,409
16,084	CRH plc, ADR	755,626
22,791	CSR, Ltd.	100,368
14,576	Fletcher Building, Ltd.	72,053
1,160	H+H International A/S, Class B*	29,883
2,326	HeidelbergCement AG	211,236
13,005	Ibstock plc*(a)	39,481
1,243	Imerys SA	60,511
5,016	James Hardie Industries SE	152,412
400	Krosaki Harima Corp.	17,743
6,293	LafargeHolcim, Ltd., Registered Shares	369,927
6,549	Marshalls plc*	61,807
2,500	Nippon Concrete Industries Co., Ltd.	9,295
500	Shinagawa Refractories Co., Ltd.	13,053
123	STO SE & Co KGaA	22,790
1,500	Sumitomo Osaka Cement Co., Ltd.	47,921
7,200	Taiheiyo Cement Corp.	189,973
1,300	TYK Corp.	3,942
998	Vicat	48,459

		2,511,792

Consumer Finance (0.3%):
3,700	AEON Financial Service Co., Ltd.	49,475
7,800	Aiful Corp.*	22,616
9,830	Arrow Global Group plc*	41,342
8,198	Axactor SE*	8,798
974	Cembra Money Bank AG	107,248
1,607	Credit Corp. Group, Ltd.	40,094
6,600	Credit Saison Co., Ltd.	78,960
18,226	Eclipx Group, Ltd.*	26,846
1,185	Gruppo MutuiOnline SpA	62,560
2,616	H&T Group plc	10,835
5,740	Hoist Finance AB*(a)	25,097
17,800	Hong Leong Finance, Ltd.	32,690
14,415	International Personal Finance*	20,851
577	Isracard, Ltd.*	1,985
4,300	J Trust Co., Ltd.	9,040
1,800	Jaccs Co., Ltd.	37,009
8,490	Money3 Corp., Ltd.	18,734
15,200	Orient Corp.	21,211
213,600	Oshidori International Holdings, Ltd.*	17,634
4,742	Provident Financial plc*	14,174
4,452	Resurs Holding AB*(a)	24,360
38,000	Sun Hung Kai & Co., Ltd.	19,375

		690,934

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging (0.7%):
3,618	BillerudKorsnas AB	$67,295
4,231	Cascades, Inc.	52,967
1,780	CCL Industries, Inc.	98,484
41,250	DS Smith plc	231,901
1,600	FP Corp.	65,167
1,900	Fuji Seal International, Inc.	42,482
1,000	Hokkan Holdings, Ltd.	13,217
3,405	Huhtamaki OYJ	154,167
3,327	Intertape Polymer Group, Inc.	74,139
276	Mayr Melnhof Karton AG	56,770
36,741	Orora, Ltd.	85,021
6,607	Pact Group Holdings, Ltd.	17,692
8,600	Rengo Co., Ltd.	74,807
8,406	SIG Combibloc Group AG	194,504
8,090	Smurfit Kappa Group plc	381,057
500	Taisei Lamick Co., Ltd.	12,942
600	Tomoku Co., Ltd.	10,044
4,000	Toyo Seikan Group Holdings, Ltd.	47,773
750	Vetropack Holding AG*	47,069
836	Vidrala SA	91,842
300	Winpak, Ltd.	10,761

		1,830,101

Distributors (0.3%):
600	Arata Corp.	26,651
11,493	Bapcor, Ltd.	65,500
1,300	Canon Marketing Japan, Inc.	28,943
500	Chori Co., Ltd.	7,622
1,234	D’ieteren SA/NV	120,844
1,000	Doshisha Co., Ltd.	16,951
4,313	Headlam Group plc*	26,955
29,210	Inchcape plc*	302,651
3,000	Jardine Cycle & Carriage, Ltd.	50,253
7,157	John Menzies plc*	32,687
400	Paltac Corp.	21,690
3,025	Uni-Select, Inc.*	21,836

		722,583

Diversified Consumer Services (0.1%):
3,986	Academedia AB(a)	37,400
2,000	Benesse Holdings, Inc.	42,130
4,259	Dignity plc*	38,744
44,648	G8 Education, Ltd.*	35,138
1,700	IBJ, Inc.	14,639
2,783	IDP Education, Ltd.	50,693
900	QB Net Holdings Co., Ltd.*	13,403
2,600	Riso Kyoiku Co., Ltd.	7,960
700	Studio Alice Co., Ltd.	13,259
900	Take And Give Needs Co., Ltd.*	7,793

		261,159

Diversified Financial Services (0.9%):
863	Ackermans & Van Haaren NV	137,146
376	Aker ASA	28,803
84,183	AMP, Ltd.	80,952
3,396	Banca Farmafactoring SpA(a)	25,020
4,759	Burford Capital, Ltd.*	41,205
6,216	Cerved Group SpA*	68,716
21,477	Challenger, Ltd.	104,880
7,600	Ecn Capital Corp.	47,360
16,244	Element Fleet Management Corp.	177,760
108,669	First Pacific Co., Ltd.	35,819
1,200	Fuyo General Lease Co., Ltd.	82,460
1,236,000	G-Resources Group, Ltd.*	7,611
118	Hypoport SE*	62,573
800	Japan Investment Adviser Co., Ltd.	12,210
4,600	Japan Securities Finance Co., Ltd.	33,247
105,280	M&G plc	301,037

Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
39,320	Mitsubishi HC Capital, Inc.	$238,425
1,800	Mizuho Leasing Co., Ltd.	54,270
900	NEC Capital Solutions, Ltd.	16,476
16,085	Ofx Group, Ltd.	13,429
7,289	Omni Bridgeway, Ltd.	19,475
2,247	Onex Corp.	139,774
14,700	ORIX Corp.	248,952
5,100	Plus500, Ltd.	98,413
1,100	Ricoh Leasing Co., Ltd.	34,480
42,370	Standard Life Aberdeen plc	169,104
1,900	Tokyo Century Corp.	128,339
2,200	Zenkoku Hosho Co., Ltd.	101,335

		2,509,271

Diversified Telecommunication Services (2.4%):
974	BCE, Inc.	43,966
644	BCE, Inc.	29,076
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	38,936
323,265	BT Group plc*	689,938
1,101	Cellnex Telecom SAU(a)	63,396
25,863	Chorus, Ltd.	127,940
90,000	CITIC Telecom International Holdings, Ltd.	31,874
45,198	Deutsche Telekom AG, Registered Shares	910,065
4,161	Elisa OYJ	249,629
4,460	Euskaltel SA(a)	58,048
2,209	Gamma Communications plc	49,929
27,500	HKBN, Ltd.	40,057
82,295	HKT Trust & HKT, Ltd.	117,463
426	Iliad SA	80,968
3,200	Internet Initiative Japan, Inc.	75,483
121,735	Koninklijke KPN NV	413,849
41,300	NetLink NBN Trust	29,018
7,000	Nippon Telegraph & Telephone Corp.	180,184
46,684	Orange SA	574,600
215,202	PCCW, Ltd.	121,315
5,067	Proximus SADP	110,299
48,100	Singapore Telecommunications, Ltd.	87,439
35,868	Spark New Zealand, Ltd.	112,080
13,084	Speedcast International, Ltd.*(b)	–
9,426	Superloop, Ltd.*	6,602
977	Swisscom AG, Registered Shares	524,198
210,041	Telecom Italia SpA	121,175
334,376	Telecom Italia SpA	181,516
45,006	Telefonica Deutschland Holding AG	131,922
51,894	Telefonica SA	232,698
4,768	Telekom Austria AG	37,575
5,872	Telenor ASA	103,440
29,229	Telia Co AB	126,674
41,906	Telstra Corp., Ltd.	108,439
10,034	TPG Telecom, Ltd.	48,232
7,091	Tuas, Ltd.*	3,611
6,450	United Internet AG, Registered Shares	258,745
1,800	Vision, Inc.*	18,096
25,928	Vocus Group, Ltd.*	107,574

		6,246,049

Electric Utilities (1.7%):
1,186	Acciona SA	198,779
33,016	AusNet Services	46,120
334	BKW AG	36,358
3,200	Chubu Electric Power Co., Inc.	41,312
2,800	Chugoku Electric Power Co., Inc. (The)	34,450
7,000	CK Infrastructure Holdings, Ltd.	41,625

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
9,564	CLP Holdings, Ltd.	$92,922
5,906	Contact Energy, Ltd.	28,985
25,791	EDP - Energias de Portugal SA	147,500
12,898	Electricite de France	173,059
633	Elia Group SA/NV	69,731
2,200	Emera, Inc.	97,928
4,746	Endesa SA	125,679
57,903	Enel SpA	578,486
1,538	EVN AG	33,110
1,708	Fortis, Inc.	74,076
7,617	Fortum OYJ	203,549
19,185	Genesis Energy, Ltd.	46,784
30,000	HK Electric Investments, Ltd.	29,801
7,700	Hokkaido Electric Power Co., Inc.	35,229
3,500	Hokuriku Electric Power Co.	23,908
3,000	Hydro One, Ltd.(a)	69,885
75,498	Iberdrola SA	973,272
15,779	Infratil, Ltd.	78,536
3,500	Kansai Electric Power Co., Inc. (The)	37,994
7,200	Kyushu Electric Power Co., Inc.	70,954
1,391	Okinawa Electric Power Co., Inc.	19,531
856	Orsted A/S(a)	138,502
11,500	Power Assets Holdings, Ltd.	67,935
8,090	Red Electrica Corp SA	143,308
11	Romande Energie Holding SA, Registered Shares	14,317
19,193	Scottish & Southern Energy plc	385,035
3,300	Shikoku Electric Power Co., Inc.	25,726
1,640	Siemens Energy AG*	58,868
25,335	Spark Infrastructure Group	41,807
13,794	Terna SpA	104,322
3,900	Tohoku Electric Power Co., Inc.	36,932
20,300	Tokyo Electric Power Co. Holdings, Inc.*	67,883
284	Verbund AG, Class A	20,653

		4,514,851

Electrical Equipment (1.2%):
7,265	ABB, Ltd.	220,998
600	Chiyoda Integre Co., Ltd.	10,291
1,300	Denyo Co., Ltd.	24,664
2,000	Fuji Electric Co., Ltd.	83,778
16,000	Fujikura, Ltd.*	78,884
3,100	Furukawa Electric Co., Ltd. (The)	83,134
1,200	Futaba Corp.	10,569
38	Gavazzi Carlo Holding AG*	7,741
3,000	GS Yuasa Corp.	81,876
400	Hirakawa Hewtech Corp.	4,949
553	Huber & Suhner AG	42,849
1,600	Idec Corp./Japan	25,763
19,000	Johnson Electric Holdings, Ltd.	51,090
254	Kendrion NV*	6,540
4,095	Legrand SA	380,965
800	Mabuchi Motor Co., Ltd.	35,263
57,704	Melrose Industries plc	132,792
346	Mersen*	12,052
9,100	Mitsubishi Electric Corp.	139,407
1,227	Nexans SA	108,649
400	Nidec Corp.	48,869
500	Nippon Carbon Co., Ltd.	21,030
1,500	Nitto Kogyo Corp.	27,559
1,094	NKT A/S*	47,631
4,617	Nordex Se*	148,235
17	Phoenix Mecano AG	8,240
3,780	PNE AG	32,803
2,643	Prysmian SpA	86,049
400	Sanyo Denki Co., Ltd.	21,357

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
609	Schneider Electric SA	$93,038
200	SEC Carbon, Ltd.	13,434
2,150	SGL Carbon SE*	15,227
1,272	Siemens Gamesa Renewable Energy	49,240
5,642	Signify NV(a)	290,921
1,000	Sinfonia Technology Co., Ltd.	11,927
417	Somfy SA	69,740
2,200	SwCC Showa Holdings Co., Ltd.	32,561
900	Takaoka Toko Co., Ltd.	12,887
1,933	TKH Group NV	92,999
600	Toyo Tanso Co., Ltd.	11,655
4,400	Ushio, Inc.	58,193
1,356	Vestas Wind Systems A/S	279,104
527	XP Power, Ltd.	34,138

		3,049,091

Electronic Equipment, Instruments & Components (1.5%):
600	Ai Holdings Corp.	11,871
7,060	Alps Alpine Co., Ltd.	93,806
365	ALSO Holding AG, Registered Shares	104,687
2,300	Amano Corp.	56,015
1,400	Anritsu Corp.	30,734
1,200	Arisawa Manufacturing Co., Ltd.	10,877
3,172	Austria Technologie & Systemte	114,047
225	Basler AG	25,907
900	Canon Electronics, Inc.	14,009
5,004	Celestica, Inc.*	41,816
157	Cicor Technologies, Ltd.	8,606
13,600	Citizen Watch Co., Ltd.	46,657
3,400	CMK Corp.	14,770
3,981	Codan, Ltd./Australia	46,806
1,300	Conexio Corp.	16,323
5,000	Daiwabo Holdings Co., Ltd.	76,289
3,500	Dexerials Corp.	60,047
19,374	Electrocomponents plc	265,249
1,100	Elematec Corp.	10,135
700	Evertz Technologies, Ltd.	8,100
148,000	FIH Mobile, Ltd.*	21,052
7,452	Fingerprint Cards AB*	24,875
2,100	Furuno Electric Co., Ltd.	20,805
400	Hagiwara Electric Co., Ltd.	9,509
500	Hakuto Co., Ltd.	5,801
400	Hamamatsu Photonics KK	23,713
347	Hexagon AB, Class B	32,013
200	Hirose Electric Co., Ltd.	30,863
3,500	Hitachi, Ltd.	159,014
1,200	Hochiki Corp.	14,856
700	Horiba, Ltd.	44,368
2,600	Hosiden Corp.	27,229
47	Inficon Holding AG	49,400
400	I-PEX, Inc.	7,331
500	Iriso Electronics Co., Ltd.	22,425
2,300	Japan Aviation Electronics Industry, Ltd.	37,402
1,100	Japan Cash Machine Co., Ltd.*	6,084
21,200	Japan Display, Inc.*	9,212
1,679	Jenoptik AG	50,408
1,000	Kaga Electronics Co., Ltd.	22,488
100	Keyence Corp.	45,651
1,200	Koa Corp.	17,029
1,200	Kyocera Corp.	76,416
3,500	Kyosan Electric Manufacturing Co., Ltd.	13,051
5,505	Lagercrantz Group AB	49,867

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
365	Landis+Gyr Group AG	$24,561
26	Lem Holding SA, Registered Shares	50,242
2,200	Macnica Fuji Electronics Holdings	44,072
400	Maruwa Co., Ltd./Aichi	41,346
2,000	Meiko Electronics Co., Ltd.	48,614
2,366	Micronic Mydata AB	55,558
2,156	Midwich Group plc*	13,304
4,600	Murata Manufacturing Co., Ltd.	370,928
267	Nederland Apparatenfabriek	19,323
2,800	Nichicon Corp.	28,544
600	Nippon Chemi-Con Corp.*	10,592
3,000	Nippon Electric Glass Co., Ltd.	69,803
3,400	Nippon Signal Co., Ltd.	30,213
1,800	Nissha Co., Ltd.	22,421
600	Nohmi Bosai, Ltd.	11,680
3,600	OKI Electric Industry Co., Ltd.	37,491
3,000	Osaki Electric Co., Ltd.	16,559
2,724	Oxford Instruments plc	71,594
3,149	Pricer AB	12,433
464	Renishaw plc	40,977
1,100	Restar Holdings Corp.	20,322
1,400	Ryoden Corp.	20,897
1,100	Ryosan Co., Ltd.	22,541
700	Shibaura Electronics Co., Ltd.	23,183
900	Shimadzu Corp.	32,745
1,200	Shinko Shoji Co., Ltd.	8,687
2,000	Siix Corp.	29,617
3,154	Smart Metering Systems plc	36,082
2,172	Spectris plc	99,637
6,120	Strix Group plc	22,735
2,000	Sumida Corp.	19,648
700	Tachibana Eletech Co., Ltd.	10,236
2,600	Taiyo Yuden Co., Ltd.	123,589
2,500	Tamura Corp.	11,585
2,500	TDK Corp.	348,688
1,300	Toyo Corp.	12,597
7,103	TT Electronics plc*	22,524
400	V Technology Co., Ltd.	19,783
312	Vaisala OYJ, Class A	11,665
7,400	Venture Corp., Ltd.	110,667
56,000	Vstecs Holdings, Ltd.	51,163
2,800	Yokogawa Electric Corp.	51,831
1,100	Yokowo Co., Ltd.	27,103

		4,035,393

Energy Equipment & Services (0.4%):
7,314	Akastor ASA*	5,186
5,393	Aker Solutions ASA	9,273
1,137	Bonheur ASA	30,068
2,991	BW Offshore, Ltd.	12,371
5,874	Ces Energy Solutions Corp.*	7,527
29,491	CGG SA*	35,409
4,726	Computer Modelling Group, Ltd.	21,627
6,058	Enerflex, Ltd.	39,101
8,606	Ensign Energy Services, Inc.*	7,671
106,730	Ezion Holdings, Ltd.*	643
4,141	Fugro NV*	43,491
6,704	Hunting plc	23,666
18,612	John Wood Group plc*	69,334
8,257	Lamprell plc*	6,647
1,000	Modec, Inc.	20,578
4,500	Mullen Group, Ltd.	43,621
2,400	North American Construction Group, Ltd.	25,862
3,324	Ocean Yield ASA	11,436
7,269	Odfjell Drilling, Ltd.*	17,355

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
2,900	Pason Systems, Inc.	$20,495
6,196	Petrofac, Ltd.*	8,169
18,993	Petroleum Geo-Services ASA*	13,769
818	Precision Drilling Corp.*	17,675
2,400	Raiznext Corp.	26,015
15,278	Saipem SpA	41,657
5,417	SBM Offshore NV	99,243
174	Schoeller-Blackman Oilfield Equipment AG	7,806
8,377	Secure Energy Services, Inc.	24,201
3,900	ShawCor, Ltd.*	16,481
8,798	Subsea 7 SA*	88,428
1,677	Tecnicas Reunidas SA*	24,493
1,938	Tenaris SA	21,945
2,965	TGS NOPEC Geophysical Co. ASA	47,280
421	The Drilling Co of 1972 A/S*	16,759
900	Total Energy Services, Inc.*	2,808
400	Toyo Kanetsu KK	9,861
13,311	Trican Well Service, Inc.*	21,929
268	Vallourec SA*^	9,117
10,270	Worley, Ltd.	81,644

		1,030,641

Entertainment (0.5%):
800	Akatsuki, Inc.	32,420
2,500	Avex, Inc.	30,969
2,023	Borussia Dortmund GMBH & Co. KGaA*	12,870
2,800	Capcom Co., Ltd.	91,301
50,738	Cineworld Group plc*^	67,506
1,810	CTS Eventim AG & Co. KGaA*	104,848
1,600	Daiichikosho Co., Ltd.	61,937
1,900	DeNA Co., Ltd.	37,277
4,107	Event Hospitality And Entertainment, Ltd.*	35,849
1,590	Gungho Online Enetertainment, Inc.	31,526
38,000	IGG, Inc.	49,229
594	Kinepolis Group NV*	30,799
1,300	KLab, Inc.*	9,484
2,000	Konami Holdings Corp.	119,608
900	Nexon Co., Ltd.	29,268
400	Nintendo Co., Ltd.	223,929
200	Square Enix Holdings Co., Ltd.	11,130
510	Technicolor SA*	1,681
400	Toei Animation Co., Ltd.	43,032
200	Toei Co., Ltd.	43,301
2,585	UbiSoft Entertainment SA*	196,692
700	UUUM, Inc.*	11,657
2,949	Vivendi Universal SA	96,843
5,570	WildBrain, Ltd.*	12,590

		1,385,746

Food & Staples Retailing (2.4%):
5,600	AEON Co., Ltd.	167,315
500	Ain Holdings, Inc.	32,349
3,200	Alcanna, Inc.*	19,737
8,272	Alimentation Couche-Tard, Inc.	266,758
1,309	Amsterdam Commodities NV	32,770
2,400	Arcs Co., Ltd.	51,975
1,537	Axfood AB	36,755
800	Axial Retailing, Inc.	34,898
600	Belc Co., Ltd.	33,416
16,444	Carrefour SA	297,872
1,395	Casino Guichard-Perrachon SA*^	46,533
1,100	Cawachi, Ltd.	28,662
400	Cocokara Fine, Inc.	30,846
12,379	Coles Group, Ltd.	150,787
1,589	Colruyt SA	94,770

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
400	Cosmos Pharmaceutical Corp.	$62,484
1,300	Create SD Holdings Co., Ltd.	42,331
500	Daikokutenbussan Co., Ltd.	32,873
4,900	Dairy Farm International Holdings, Ltd.	21,142
3,691	Empire Co., Ltd., Class A	115,092
1,600	Heiwado Co., Ltd.	32,545
890	ICA Gruppen AB	43,531
200	Itochu-Shokuhin Co., Ltd.	9,911
64,976	J Sainsbury plc	217,233
600	JM Holdings Co., Ltd.	12,366
600	Kato Sangyo Co., Ltd.	19,427
5,020	Kesko OYJ, Class A	140,462
8,384	Kesko OYJ, Class B	256,435
2,400	Kobe Bussan Co., Ltd.	64,382
25,566	Koninklijke Ahold Delhaize NV	712,052
400	Kusuri NO Aoki Holdings Co., Ltd.	30,611
900	LAWSON, Inc.	44,212
800	Life Corp.	24,445
2,011	Loblaw Cos., Ltd.	112,353
700	Matsumotokiyoshi Holdings Co., Ltd.	31,260
42,815	Metcash, Ltd.	119,934
8,784	METRO AG	92,812
3,317	Metro, Inc.	151,344
600	Ministop Co., Ltd.	7,911
900	Mitsubishi Shokuhin Co., Ltd.	25,217
1,200	Nihon Chouzai Co., Ltd.	19,370
1,801	North West Co., Inc.	52,331
9,500	Olam International, Ltd.	12,165
1,200	Qol Holdings Co., Ltd.	16,844
1,094	Rallye SA*	9,342
337	Rami Levy Chain Stores Hashikm	21,907
1,000	Retail Partners Co., Ltd.	12,589
600	San-A Co., Ltd.	25,007
12,300	Seven & I Holdings Co., Ltd.	497,138
28,900	Sheng Siong Group, Ltd.	33,118
6,398	Shufersal, Ltd.	52,627
1,454	Sligro Food Group NV*	38,871
38,447	Sonae SGPS SA	35,105
500	Sugi Holdings Co., Ltd.	39,690
1,300	Sundrug Co., Ltd.	47,660
118,140	Tesco plc	372,784
400	Tsuruha Holdings, Inc.	51,551
2,100	United Supermarkets Holdings	22,143
2,200	Valor Holdings Co., Ltd.	49,564
1,400	Watahan & Co., Ltd.	16,483
1,400	Welcia Holdings Co., Ltd.	48,017
9,068	Wesfarmers, Ltd.	363,625
1,793	Weston (George), Ltd.	158,794
91,434	William Morrison Supermarkets plc	230,092
9,117	Woolworths Group, Ltd.	283,704
800	YAKUODO Holdings Co., Ltd.	20,211
700	Yamatane Corp.	9,626
700	Yaoko Co., Ltd.	43,031
2,800	Yokohama Reito Co., Ltd.	23,075

		6,354,272

Food Products (3.0%):
5,898	A2 Milk Co., Ltd.*	35,566
364	Agrana Beteiligungs AG	7,485
2,400	Ajinomoto Co., Inc.	49,234
44,180	Aryzta AG*	49,131
3,921	Associated British Foods plc*	130,565
772	Atria OYJ	10,709
4,083	Austevoll Seafood ASA	49,455
363	Bakkafrost P/F*	28,782

Shares		Value
Common Stocks, continued
Food Products, continued
53	Barry Callebaut AG, Registered Shares	$119,803
8,561	Bega Cheese, Ltd.	41,333
125	Bell AG	37,416
854	Bonduelle S.C.A.	21,432
2,000	Calbee, Inc.	51,043
1	Chocoladefabriken Lindt & Spruengli AG	91,534
800	Chubu Shiryo Co., Ltd.	10,403
12,278	Cloetta AB	35,947
13,015	Costa Group Holdings, Ltd.	46,809
2,005	Cranswick plc	100,548
6,062	Danone SA	415,903
1,700	Delfi, Ltd.	1,013
16,123	Devro plc	42,938
500	DyDo Group Holdings, Inc.	24,051
2,372	Ebro Foods SA	48,900
4,736	Elders, Ltd.	44,809
80	Emmi AG	80,862
27,100	First Resources, Ltd.	28,048
1,616	Forfarmers NV	11,144
9,500	Fraser & Neave, Ltd.	10,248
3,739	Freedom Foods Group, Ltd.*	1,334
1,000	Fuji Oil Holdings, Inc.	26,711
260,400	Golden Agri-Resources, Ltd.	40,790
11,957	GrainCorp, Ltd.	47,819
17,127	Greencore Group plc*	37,118
1,923	Hilton Food Group plc	28,470
1,600	Hokuto Corp.	30,210
700	House Foods Group, Inc.	23,056
15,498	Inghams Group, Ltd.	39,345
2,700	Itoham Yonekyu Holdings, Inc.	17,823
300	Iwatsuka Confectionery Co., Ltd.	11,712
600	J-Oil Mills, Inc.	10,806
800	Kagome Co., Ltd.	25,432
800	Kakiyasu Honten Co., Ltd.	19,097
400	Kameda Seika Co., Ltd.	17,406
700	Kenko Mayonnaise Co., Ltd.	11,956
340	Kerry Group plc, Class A	42,545
2,800	Kewpie Corp.	63,890
400	Kikkoman Corp.	23,888
295	KWS Saat SE	25,497
500	Kyokuyo Co., Ltd.	13,791
147	Lassonde Industries, Inc.	20,123
3,154	Leroy Seafood Group ASA	26,977
17	Lotus Bakeries	89,911
2,349	Maple Leaf Foods, Inc.	53,561
1,200	Marudai Food Co., Ltd.	18,621
2,600	Maruha Nichiro Corp.	61,770
1,700	Megmilk Snow Brand Co., Ltd.	34,582
41	Mehadrin, Ltd.*	1,758
1,900	Meiji Holdings Co., Ltd.	122,283
800	Mitsui Sugar Co., Ltd.	14,206
1,300	Morinaga & Co., Ltd.	46,521
2,400	Morinaga Milk Industry Co., Ltd.	126,312
2,943	Mowi ASA	73,043
30,559	Nestle SA, Registered Shares	3,406,504
1,200	NH Foods, Ltd.	51,576
2,600	Nichirei Corp.	67,008
1,200	Nippn Corp.	17,996
800	Nippon Beet Sugar Manufacturing Co., Ltd.	11,870
20,100	Nippon Suisan Kaisha, Ltd.	96,783
1,200	Nisshin Oillio Group, Ltd. (The)	35,363
900	Nisshin Seifun Group, Inc.	15,086
300	Nissin Foods Holdings Co., Ltd.	22,266

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food Products, continued
326	Orior AG	$28,759
30,027	Premier Foods plc*	39,408
1,488	Premium Brands Holdings Corp.	141,801
1,300	Prima Meat Packers, Ltd.	41,114
33,700	PT Tiga Pilar Sejahtera Food Tbk*	637
3,268	Raisio Oyj, Class V	15,002
11,830	Ridley Corp., Ltd.	10,803
600	S Foods, Inc.	20,558
1,029	Salmar ASA	71,047
2,346	Sanford, Ltd.	7,681
3,223	Saputo, Inc.	96,934
127	Savencia SA	10,842
3,496	Scales Corp., Ltd.	11,331
3,767	Scandi Standard AB*	27,296
619	Schouw & Co.	64,888
2,867	Select Harvests, Ltd.	13,620
800	Showa Sangyo Co., Ltd.	22,455
306	Sipef SA*	16,488
600	Starzen Co., Ltd.	13,144
1,353	Strauss Group, Ltd.	36,449
2,659	Suedzucker AG	45,057
2,839	Synlait Milk, Ltd.*	6,775
11,672	Tassal Group, Ltd.	29,629
14,193	Tate & Lyle plc	150,111
700	Toyo Suisan Kaisha, Ltd.	29,382
58	United International Enterprises	15,274
13,688	United Malt Grp, Ltd.	42,373
1,635	Viscofan SA	112,920
22,000	Vitasoy International Holdings, Ltd.	84,664
400	Warabeya Nichiyo Holdings Co., Ltd.	6,114
264,612	WH Group, Ltd.(a)	214,873
200	Yakult Honsha Co., Ltd.	10,144
1,000	Yamazaki Baking Co., Ltd.	16,148

		8,051,648

Gas Utilities (0.4%):
7,684	AltaGas, Ltd.	128,056
12,578	APA Group	95,850
7,208	Gas Natural SDG SA	176,685
14,289	Italgas SpA	92,920
800	K&O Energy Group, Inc.	10,626
6,000	Nippon Gas Co., Ltd.	104,620
1,500	Osaka Gas Co., Ltd.	29,331
1,567	Rubis SCA	74,249
1,300	Saibu Gas Co., Ltd.	37,181
1,300	Shizuoka Gas Co. Ltd.	11,673
10,212	Superior Plus Corp.	115,571
400	Toho Gas Co., Ltd.	24,764
2,200	Tokyo Gas Co., Ltd.	48,904

		950,430

Health Care Equipment & Supplies (1.7%):
343	Alcon, Inc.*	24,072
4,403	Alcon, Inc.*	308,328
1,070	Ambu A/S, Class B	50,264
3,762	Ansell, Ltd.	112,397
8,458	Arjo AB, Class B	63,033
3,200	Asahi Intecc Co., Ltd.	88,380
166	BioMerieux	21,159
478	Cochlear, Ltd.	76,811
600	Coloplast A/S, Class B	90,339
251	Coltene Holding AG	32,090
21,988	Convatec Group plc(a)	59,439
2,381	Demant A/S*	101,021
781	DiaSorin SpA	125,232
238	Draegerwerk AG & Co. KGaA	18,027
509	Draegerwerk AG & Co. KGaA	40,932
740	Eckert & Ziegler AG	59,056

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,223	Elekta AB, Class B	$28,838
1,137	EssilorLuxottica SA	185,161
3,206	Fisher & Paykel Healthcare Corp., Ltd.	71,967
3,411	Getinge AB, Class B	94,689
5,227	GN Store Nord A/S	412,042
405	Guerbet	15,710
800	Hogy Medical Co., Ltd.	24,429
3,200	HOYA Corp.	376,950
1,300	Jeol, Ltd.	51,752
1,157	Koninklijke Philips Electronics NV, NYS	65,984
5,185	Koninklijke Philips NV	296,003
700	Mani, Inc.	17,629
500	Menicon Co., Ltd.	29,575
1,200	Nakanishi, Inc.	25,027
1,100	Nihon Kohden Corp.	32,169
2,300	Nikkiso Co., Ltd.	23,412
8,900	Nipro Corp.	107,623
10,300	Olympus Corp.	213,696
1,800	Paramount Bed Holdings Co., Ltd.	38,337
457	Revenio Group OYJ	27,140
957	Sartorius AG	477,154
1,077	Sectra AB	67,731
1,648	Smith & Nephew plc	31,114
819	Sonova Holding AG, Registered Shares*	216,996
360	Stratec Se	48,629
1,200	Sysmex Corp.	129,673
3,800	Terumo Corp.	137,764
180	Ypsomed Holding AG	30,209

		4,547,983

Health Care Providers & Services (0.9%):
2,400	Alfresa Holdings Corp.	46,328
5,072	Amplifon SpA*	189,070
15,973	Arvida Group, Ltd.	18,400
6,164	Attendo AB*(a)	35,020
18,377	Australian Pharmaceutical Industries, Ltd.	17,893
700	BML, Inc.	24,229
3,715	CareTech Holdings plc	27,553
862	CVS Group plc*	22,231
3,665	Ebos Group, Ltd.	75,593
1,000	Elan Corp.	12,721
4,012	Extendicare, Inc.	24,586
3,112	Fagron	69,060
6,326	Fresenius Medical Care AG & Co., KGaA	464,977
3,263	Fresenius SE & Co. KGaA	145,329
2,800	H.U. Group Holdings, Inc.	94,095
27,126	Healius, Ltd.	84,339
2,572	Humana AB*	21,612
2,000	Japan Lifeline Co., Ltd.	25,380
1,000	Japan Medical Dynamic Marketing, Inc.	20,543
16,930	Japara Healthcare, Ltd.*	9,539
2,678	Korian SA*	93,031
225	Lna Sante	12,083
3,204	Medical Facilities Corp.	18,564
15,698	Mediclinic International plc*	61,881
2,000	Medipal Holdings Corp.	38,469
1,110	NMC Health plc*	445
21,041	Oceania Healthcare, Ltd.	18,803
1,066	Orpea*	123,464
24,015	Raffles Medical Group, Ltd.	20,023
1,997	Ramsay Health Care, Ltd.	102,033

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
3,746	Ryman Healthcare, Ltd.	$40,011
3,400	Ship Healthcare Holdings, Inc.	95,806
59,044	Sigma Healthcare, Ltd.*	30,510
1,900	Solasto Corp.	24,594
2,299	Sonic Healthcare, Ltd.	61,469
8,887	Spire Healthcare Group plc*(a)	20,474
8,382	Summerset Group Holdings, Ltd.	71,106
1,100	Suzuken Co., Ltd.	43,053
1,800	Toho Holdings Co., Ltd.	33,142
500	Tokai Corp./Gifu	10,911
5,100	Tsukui Holdings Corp.	42,383
4,396	UDG Healthcare plc	47,596
3,435	Virtus Health, Ltd.	15,802
2,800	Vital Ksk Holdings, Inc.	19,966

		2,474,117

Health Care Technology (0.1%):
7,980	AGFA-Gevaert NV*	37,058
1,026	Ascom Holding AG*	15,781
857	CompuGroup Medical SE & Co KgaA	72,408
2,389	Emis Group plc	36,220
2,400	M3, Inc.	164,998
800	Nnit A/S(a)	13,409
1,258	Pro Medicus, Ltd.	39,581
1,213	Raysearch Laboratories AB*	12,426

		391,881

Hotels, Restaurants & Leisure (2.1%):
3,592	Accor SA*	135,501
36,400	Accordia Golf Trust	576
600	AEON Fantasy Co., Ltd.	13,228
1,000	Arcland Service Holdings Co., Ltd.	19,731
23,206	Ardent Leisure Group, Ltd.*	16,345
5,115	Aristocrat Leisure, Ltd.	133,909
4,300	Atom Corp.	29,683
7,557	Autogrill SpA*	62,494
1,707	Basic-Fit NV*(a)	65,748
3,095	Betsson AB*	28,704
20,000	Cafe de Coral Holdings, Ltd.	43,347
1,533	Carnival plc, ADR*	34,355
72,000	Century City International Holdings, Ltd.*	3,889
485	CIE des Alpes*	12,457
4,935	Collins Foods, Ltd.	39,093
700	Colowide Co., Ltd.^	12,062
16,153	Compass Group plc*	325,538
2,031	Corporate Travel Management, Ltd.*	30,352
4,000	Create Restaurants Holdings In*	31,242
4,576	Crown Resorts, Ltd.*	40,857
1,900	Curves Holdings Co., Ltd.	17,307
1,751	Domino’s Pizza Enterprises, Ltd.	128,129
13,489	Domino’s Pizza Group plc	64,553
1,600	Doutor Nichires Holdings Co., Ltd.	24,890
4,906	Elior Group(a)	36,430
1,486	Evolution Gaming Group AB(a)	218,969
6,500	Fairwood Holdings, Ltd.	14,236
1,821	Flight Centre Travel Group, Ltd.*	25,029
2,342	Flutter Entertainment plc	500,670
495	Flutter Entertainment plc	105,411
2,000	Food & Life Cos., Ltd.	88,656
200	Fuji Kyuko Co., Ltd.	10,662
557	Fuller Smith & Turner plc, Class A*	6,604
4,010	Galaxy Entertainment Group, Ltd.*	36,269
1,491	Gamesys Group plc	39,741
200	Genki Sushi Co., Ltd.	4,787
2,773	Great Canadian Gaming Corp.*	95,494
6,216	Greggs plc*	192,261
4,773	GVC Holdings plc*	99,908

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
18,230	Hongkong & Shanghai Hotels (The)	$18,164
1,499	InterContinental Hotels Group plc, ADR	103,281
6,544	JD Wetherspoon plc*	122,523
868	Jumbo Interactive, Ltd.	8,371
1,100	KFC Holdings Japan, Ltd.	29,487
6,856	Kindred Group plc	120,567
1,700	Komeda Holdings Co., Ltd.	30,985
1,900	Koshidaka Holdings Co., Ltd.	10,255
33,812	Marston’s plc*	45,843
200	Matsuyafoods Holdings Co., Ltd.	6,334
500	McDonald’s Holdings Co., Ltd.	23,048
23,000	Melco International Development Ltd.	47,034
5,571	Melia Hotels International SA*	41,398
17,727	MGM China Holdings, Ltd.	31,570
14,000	Miramar Hotel & Investment	26,274
14,923	Mitchells & Butlers plc*	66,247
400	Monogatari Corp. (The)	25,983
46,000	NagaCorp, Ltd.	54,448
200	Oriental Land Co., Ltd.	30,139
2,702	Pandox AB*	45,782
900	Pizza Pizza Royalty Corp.	7,442
10,182	PlayTech plc*	62,032
12,439	Rank Group plc*	32,214
600	Renaissance, Inc.	6,394
2,800	Resorttrust, Inc.	46,882
2,357	Restaurant Brands International, Inc.	153,313
392	Restaurant Brands International, Inc.	25,480
4,293	Restaurant Brands New Zealand, Ltd.*	39,851
19,755	Restaurant Group plc (The)*	33,399
1,200	Saint Marc Holdings Co., Ltd.	18,706
16,988	Sands China, Ltd.*	85,195
5,463	Scandic Hotels Group AB*^(a)	22,538
44,000	Shangri-La Asia, Ltd.*	44,067
42,868	SJM Holdings, Ltd.	56,248
1,360	SkiStar AB*	18,634
28,026	Sky City Entertainment Group, Ltd.*	68,090
6,100	Skylark Holdings Co., Ltd.*	91,349
2,576	Sodexo SA*	247,127
20,846	SSP Group plc*	107,024
21,972	Star Entertainment Group, Ltd. (The)*	63,456
32,474	Tabcorp Holdings, Ltd.	115,946
581	The Gym Group plc*(a)	1,886
137	Tivoli A/S*	16,169
800	Tokyotokeiba Co., Ltd.	40,463
2,200	Toridoll Holding Corp.	33,090
400	Tosho Co., Ltd.	6,774
8,579	TUI AG*	43,238
4,101	Whitbread plc*	193,732
24,962	William Hill plc*	93,588
26,430	Wynn Macau, Ltd.*	51,513
3,500	Zensho Holdings Co., Ltd.^	89,735

		5,592,425

Household Durables (2.0%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	21,343
4,812	Bang & Olufsen A/S*	22,914
19,035	Barratt Developments plc*	196,013
3,181	Bellway plc	149,245
2,120	Berkeley Group Holdings plc (The)	129,761
1,566	Bigben Interactive*	36,255
3,728	Bonava AB*	43,218
6,992	Bovis Homes Group plc	105,269
3,267	Breville Group, Ltd.	67,177

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
27,975	Cairn Home plc*	$35,183
600	Chofu Seisakusho Co., Ltd.	11,795
9,695	Countryside Properties plc*(a)	67,915
11,005	Crest Nicholson Holdings plc*	61,893
1,076	De’Longhi	43,510
7,507	DFS Furniture plc*	28,257
1,000	Dorel Industries, Inc.*	10,099
2,152	Duni AB*	25,885
4,630	Electrolux AB, Series B, Class B^	128,337
2,700	Es-Con Japan, Ltd.	19,191
2,053	Fiskars OYJ Abp	38,212
36	Forbo Holding AG	65,142
1,400	France Bed Holdings Co., Ltd.	12,276
1,600	Fuji Corp., Ltd.	10,723
900	Fujitsu General, Ltd.	25,106
14,200	Haseko Corp.	199,264
700	Hoosiers Holdings	4,672
187	Hunter Douglas NV*	14,736
5,498	Husqvarna AB, Class B	79,116
2,100	Iida Group Holdings Co., Ltd.	50,992
2,147	JM AB	72,662
10,600	Jvc Kenwood Corp.	21,145
958	Kaufman & Broad SA	41,398
1,300	LEC, Inc.	14,850
540	Leifheit AG	28,625
43,200	Man Wah Holdings, Ltd.	90,223
10	Metall Zug AG	21,482
1,363	Neinor Homes SA(a)	16,749
6,900	Nikon Corp.	64,767
7,754	Nobia AB*	59,047
39,400	Panasonic Corp.	509,102
5,123	Persimmon plc	207,690
1,200	Pressance Corp.^	18,344
6,708	Redrow plc	58,080
200	Rinnai Corp.	22,451
1,300	Sangetsu Corp.	19,742
864	SEB SA	152,397
5,900	Sekisui Chemical Co., Ltd.	113,741
3,200	Sekisui House, Ltd.	68,839
3,000	Sharp Corp.	51,994
13,600	Sony Group Corp.	1,432,022
2,500	Space Value Holdings Co., Ltd.	18,002
2,200	Starts Corp., Inc.	57,893
4,800	Sumitomo Forestry Co., Ltd.	103,867
328	Surteco Group SE*	9,846
1,100	Tamron Co., Ltd.	21,470
51,750	Taylor Wimpey plc	128,778
11,187	Techtronic Industries Co., Ltd.	192,314
805	The Vitec Group plc*	12,705
1,000	TOA Corp.	8,726
3,468	TomTom NV*	32,022
100	V-ZUG Holding AG*	11,747

		5,386,219

Household Products (0.3%):
5,732	Essity AB, Class B^	181,168
407	Henkel AG & Co. KGaA	40,269
1,700	Lion Corp.	33,134
14,255	Mcbride plc	16,426
1,600	Pigeon Corp.	60,644
5,635	PZ Cussons plc	20,743
3,336	Reckitt Benckiser Group plc	298,832
800	Unicharm Corp.	33,533

		684,749

Independent Power and Renewable Electricity Producers (0.4%):
2,027	Albioma SA	99,372

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
3,159	Boralex, Inc., Class A	$99,358
1,800	Capital Power Corp.	52,145
18,267	Drax Group plc	105,856
1,631	EDP Renovaveis SA	34,844
1,300	Electric Power Development Co., Ltd.	22,762
2,480	ERG SpA	73,824
1,641	Innergex Renewable Energy, Inc.	28,693
1,207	Kenon Holdings, Ltd.	36,708
5,469	Meridian Energy, Ltd.	20,658
16,056	New Energy Solar, Ltd.	9,517
4,661	Northland Power, Inc.	168,968
3,405	OPC Energy, Ltd.*	34,737
1,917	Scatec ASA(a)	58,022
16,748	Transalta Corp.	158,616
2,200	Transalta Renewables, Inc.	36,016
2,465	Uniper SE	89,188
910	West Holdings Corp.	28,517

		1,157,801

Industrial Conglomerates (0.7%):
8,000	Chevalier International Holdings Ltd.	10,004
53,556	CIR SpA-Compagnie Industriali*	29,802
28,430	CK Hutchison Holdings, Ltd.	226,853
1,837	DCC plc	159,315
2,000	Guoco Group, Ltd.	24,593
822	Indus Holding AG	34,121
515	Italmobiliare SpA	17,331
1,500	Katakura Industries Co., Ltd.	19,773
900	Keihan Holdings Co., Ltd.	37,546
18,500	Keppel Corp., Ltd.	73,364
447	Lifco AB-B Shs	41,540
5,400	Nisshinbo Holdings, Inc.	40,379
1,132	Nolato AB*	100,879
23,000	NWS Holdings, Ltd.	24,346
1,821	Rheinmetall AG	184,504
3,900	Seibu Holdings, Inc.*	43,141
57,400	SembCorp Industries, Ltd.	78,672
70,000	Shun Tak Holdings, Ltd.	21,454
2,461	Siemens AG, Registered Shares	404,112
6,758	Smiths Group plc	143,271
5,400	Tokai Holdings Corp.	46,751
2,400	Toshiba Corp.	81,325

		1,843,076

Insurance (3.4%):
4,239	Admiral Group plc	181,213
31,926	AEGON NV	151,418
3,360	Ageas NV	202,952
69,040	AIA Group, Ltd.	839,939
4,109	Alm Brand A/S	48,266
5,951	ASR Nederland NV	266,333
11,584	Assicurazioni Generali SpA	232,446
1,203	AUB Group, Ltd.	17,636
51,290	Aviva plc	288,700
15,524	AXA SA	416,172
999	Baloise Holding AG, Registered Shares	169,847
12,901	Beazley plc*	62,579
7,384	Chesnara plc	29,005
2,213	Clal Insurance Enterprises Holdings, Ltd.*	36,509
2,983	CNP Assurances SA	56,720
5,028	Coface SA*	55,670
4,900	Dai-ichi Life Holdings, Inc.	84,814
39,884	Direct Line Insurance Group plc	172,158
82	E-L Financial Corp., Ltd.	60,366
398	Fairfax Financial Holdings, Ltd.	173,755

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,054	FBD Holdings plc	$8,617
3,200	Great-West Lifeco, Inc.	85,164
1,465	Grupo Catalana Occidente SA	58,417
539	Hannover Rueck SE	98,479
5,987	Harel Insurance Investments &	60,542
1,855	Helvetia Holding AG	218,005
6,718	Hiscox, Ltd.*	79,688
3,319	IA Financial Corp., Inc.	180,491
506	IDI Insurance Co., Ltd.	19,186
12,537	Insurance Australia Group, Ltd.	44,697
700	Intact Financial Corp.	85,794
6,700	Japan Post Holdings Co., Ltd.	59,940
52,851	Just Group plc*	73,663
7,487	Lancashire Holdings, Ltd.	66,398
64,339	Legal & General Group plc	247,146
2,683	Manulife Financial Corp.	57,717
13,895	Manulife Financial Corp.	298,742
25,567	Mapfre SA	53,202
40,419	Medibank Private, Ltd.	86,045
1,055	Menora Mivtachim Holdings, Ltd.	21,923
16,641	Migdal Insurance & Financial Holding, Ltd.*	19,363
2,100	MS&AD Insurance Group Holdings, Inc.	61,894
555	Muenchener Rueckversicherungs-Gesellschaft AG	170,928
20,116	NIB Holdings, Ltd.	79,959
3,966	NN Group NV	193,677
4,541	Phoenix Group Holdings plc	45,952
7,577	Phoenix Holdings, Ltd. (The)*	66,576
5,968	Poste Italiane SpA(a)	76,124
2,517	Prudential plc, ADR	107,451
20,613	QBE Insurance Group, Ltd.	151,362
19,383	RSA Insurance Group plc	181,950
3,005	Sabre Insurance Group plc(a)	10,481
3,822	Saga plc*	17,910
1,945	Sampo Oyj, Class A	87,887
5,815	SCOR SA*	198,136
8,029	Societa Cattolica di Assicuraz*	47,262
1,500	Sompo Holdings, Inc.	57,396
10,578	Steadfast Group, Ltd.	30,658
8,620	Storebrand ASA	86,793
3,075	Sun Life Financial, Inc.	155,441
18,888	Suncorp Group, Ltd.	141,642
353	Swiss Life Holding AG, Registered Shares	173,534
2,645	Swiss Re AG	260,173
5,900	T&D Holdings, Inc.	76,614
974	Talanx AG	41,302
3,700	Tokio Marine Holdings, Inc.	177,181
1,470	Topdanmark A/S	67,323
23	Trisura Group, Ltd.*	2,178
2,023	Tryg A/S	47,735
15,269	Unipol Gruppo Finanziario SpA*	85,523
14,182	UnipolSai Assicurazioni SpA	42,744
6,313	Uniqa Insurance Group AG	47,384
54	Vaudoise Assurances Holding SA	27,542
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	52,692
1,796	Wuestenrot & Wuerttembergische AG	37,444
884	Zurich Insurance Group AG	377,020

		8,955,585

Interactive Media & Services (0.4%):
22,069	Auto Trader Group plc*(a)	168,698
8,625	Carsales.com, Ltd.	117,123

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
1,200	Dip Corp.	$31,501
5,600	Gree, Inc.	28,347
2,200	Kakaku.com, Inc.	60,268
2,000	mixi, Inc.	50,191
135	New Work SE	35,069
606	REA Group, Ltd.	65,407
26,634	Rightmove plc*	213,773
1,046	Scout24 AG(a)	79,360
2,124	Solocal Group*	7,172
15,200	Z Holdings Corp.	75,903

		932,812

Internet & Direct Marketing Retail (0.3%):
800	ASKUL Corp.	30,654
1,900	Belluna Co., Ltd.	22,359
18,446	Boohoo Group plc*	86,441
106	Delivery Hero SE*(a)	13,736
3,809	Dustin Group AB(a)	38,922
2,462	eDreams ODIGEO SA*	13,576
2,400	Enigmo, Inc.	30,068
595	Just Eat Takeaway.com NV*(a)	54,867
22,749	Moneysupermarket.com Group plc	83,599
6,515	N Brown Group plc*	5,893
821	Ocado Group plc*	23,033
7,306	On The Beach Group plc*(a)	40,893
1,785	Prosus NV	198,992
1,817	Takkt AG*	27,484
6,523	Webjet, Ltd.*	27,771
624	Zalando SE*(a)	61,155
1,200	ZOZO, Inc.	35,546

		794,989

IT Services (1.6%):
1,006	AddNode Group AB*	30,197
53	Adyen NV*(a)	118,810
370	Allgeier SE	10,631
725	Alten SA*	85,116
776	Amadeus IT Group SA*	54,925
733	Appen, Ltd.	8,860
3,853	Atea ASA	65,564
2,869	Atos SE*	223,855
850	Bechtle AG	159,378
2,594	Capgemini SA	441,488
700	CGI, Inc.*	58,318
2,893	CGI, Inc.*	240,756
4,933	Columbus A/S*	11,994
4,471	Computacenter plc	146,093
1,173	Computershare, Ltd.	13,425
10,319	Computershare, Ltd.	118,100
1,100	Comture Corp.	26,717
7,824	Data#3, Ltd.	30,924
500	Densan System Co., Ltd.	14,632
1,400	DTS Corp.	32,089
8,624	Econocom Group SA/NV	33,888
1,000	E-Guardian, Inc.	26,166
16,132	Equiniti Group plc*(a)	28,735
3,891	Fdm Group Holdings plc	54,079
457	Formula Systems 1985, Ltd.	40,407
700	Fujitsu, Ltd.	101,614
1,953	GFT Technologies SE	36,233
6,665	Global Dominion Access SA(a)	33,643
2,200	GMO Internet, Inc.	63,768
400	GMO Payment Gateway, Inc.	53,572
800	ID Holdings Corp.	9,230
6,538	Indra Sistemas SA*	57,479
1,200	Infocom Corp.	30,595
1,400	Information Services Internati	49,640
2,776	Iomart Group plc	11,974

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,100	Itochu Techno-Solutions Corp.	$35,611
4,018	Kainos Group plc	82,649
400	Kanematsu Electronics, Ltd.	13,501
1,231	Knowit AB*	38,351
19,315	Link Administration Holdings, Ltd.	75,531
896	Matrix It, Ltd.	21,484
300	Mitsubishi Research Institute	11,195
370	Nagarro SE*	40,608
9,872	NCC Group plc	35,105
600	NEC Networks & System Integrat	10,621
1,300	NET One Systems Co., Ltd.	41,799
3,000	Nihon Unisys, Ltd.	92,951
2,556	Nomura Research Institute, Ltd.	79,458
800	NS Solutions Corp.	25,396
2,200	Nsd Co., Ltd.	36,670
5,500	NTT Data Corp.	85,448
4,539	Ordina NV	17,678
1,400	Otsuka Corp.	65,557
1,200	Poletowin Pitcrew Holdings, Inc.	14,979
663	Reply SpA	83,859
800	SCSK Corp.	47,563
800	Softbank Technology Corp.	23,331
4,633	Softcat plc	115,815
795	Sopra Steria Group	132,869
16,000	Sunevision Holdings, Ltd.	16,532
1,200	TDC Soft, Inc.	11,085
1,700	TechMatrix Corp.	30,270
1,232	Tieto OYJ	38,165
4,500	TIS, Inc.	107,589
2,513	Worldline SA*(a)	210,573

		4,165,138

Leisure Products (0.4%):
1,179	Accell Group*	54,407
1,700	Bandai Namco Holdings, Inc.	121,559
1,106	BRP, Inc.	95,918
1,175	Games Workshop Group plc	161,386
800	Globeride, Inc.	30,995
72,000	Goodbaby International Holdings, Ltd.*	13,289
2,500	Heiwa Corp.	40,786
500	Mars Group Holdings Corp.	7,471
2,702	Maytronics, Ltd.	49,161
800	Mizuno Corp.	15,751
26,132	Photo-Me International plc*	20,431
1,200	Sankyo Co., Ltd.	31,781
3,600	Sega Sammy Holdings, Inc.	56,312
1,169	Technogym SpA*(a)	13,592
1,995	Thule Group AB (The)*(a)	86,595
4,700	Tomy Co., Ltd.	42,770
385	Trigano SA	71,979
700	Universal Entertainment Corp.*	17,090
500	Yamaha Corp.	27,224

		958,497

Life Sciences Tools & Services (0.4%):
125	Bachem Holding AG, Class B	53,592
2,446	Clinigen Group plc	26,157
600	Cmic Holdings Co., Ltd.	8,357
1,200	Eps Holdings, Inc.	12,285
2,245	Eurofins Scientific SE*	214,619
1,196	Gerresheimer AG	118,771
462	Lonza Group AG, Registered Shares	258,238
1,322	Qiagen NV*	64,368
381	Sartorius Stedim Biotech	156,895
1,600	Shin Nippon Biomedical Laborat	10,123
97	Siegfried Holding AG	79,905

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
299	Tecan Group AG	$132,717

		1,136,027

Machinery (4.4%):
3,060	Aalberts NV	155,061
2,600	Aichi Corp.	20,932
2,100	Aida Engineering, Ltd.	18,946
5,348	Alfa Laval AB*	161,570
1,607	Alimak Group AB(a)	25,772
900	Alinco, Inc.	8,026
901	Alstom SA*	44,935
10,200	Amada Holdings Co., Ltd.	114,386
2,314	Andritz AG	104,214
2,000	Anest Iwata Corp.	18,723
2,700	Asahi Diamond Industrial Co., Ltd.	12,995
2,774	Atlas Copco AB	144,371
4,706	Atlas Copco AB, Class A	286,645
1,149	ATS Automation Tooling Systems, Inc.*	24,205
1,300	Bando Chemical Industries, Ltd.	8,813
2,296	Beijer Alma AB, Class B	41,921
183	Bobst Group SA	12,096
10,601	Bodycote plc	120,796
243	Bucher Industries AG	123,869
66	Burckhardt Compression Holding AG	22,004
1,623	Cargotec OYJ	87,741
27,705	CNH Industrial NV	430,267
1,560	Concentric AB	30,877
1,110	Construcc y Aux de Ferrocarr SA	50,873
56	Conzzeta AG	69,339
168	Daetwyler Holding AG	49,972
600	Daifuku Co., Ltd.	58,961
2,100	Daiwa Industries, Ltd.	21,038
1,585	Danieli & C Officine Meccaniche SpA	24,272
3,954	Deutz AG*	29,538
4,700	DMG Mori Co., Ltd.	77,519
1,206	Duerr AG	50,202
3,400	Ebara Corp.	138,298
4,630	Electrolux Professional AB, Class B*	24,024
2,774	Epiroc AB	57,825
6,356	Epiroc AB, Class A	144,039
1,500	Exco Technologies, Ltd.	12,690
200	FANUC Corp.	47,603
114	Feintool International Holding AG*	8,602
19,282	Fincantieri SpA*	15,824
1,579	Fluidra SA	45,089
2,000	Fuji Corp.	51,441
1,700	Furukawa Co., Ltd.	20,567
4,147	GEA Group AG	169,956
152	Georg Fischer AG	203,074
2,000	Glory, Ltd.	43,028
2,253	Haldex AB*	11,939
4,700	Hino Motors, Ltd.	40,296
1,200	Hisaka Works, Ltd.	9,191
1,700	Hitachi Construction Machinery Co., Ltd.	54,711
9,200	Hitachi Zosen Corp.	74,276
500	Hosokawa Micron Corp.	30,307
8,500	IHI Corp.*	173,832
14,403	IMI plc	264,884
2,358	Interpump Group SpA	118,836
17	Interroll Holding AG, Registered Shares	60,083
1,300	Iseki & Co., Ltd.*	19,367
2,400	Japan Steel Works, Ltd. (The)	56,946
885	JOST Werke AG*(a)	56,045
6,700	JTEKT Corp.	68,858

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
3,751	Jungheinrich AG	$180,332
398	Kardex Holding AG	81,194
900	Kato Works Co., Ltd.	9,394
6,900	Kawasaki Heavy Industries, Ltd.*	172,111
3,102	Kion Group AG	306,298
400	Kitagawa Iron Works Co., Ltd.	5,739
1,400	Kito Corp.	23,171
5,100	Kitz Corp.	29,661
572	Koenig & Bauer AG*	17,050
5,900	Komatsu, Ltd.	182,303
184	Komax Holding AG*	44,523
2,900	Komori Corp.	19,648
2,802	Kone OYJ, Class B	228,831
1,994	Konecranes OYJ	89,084
362	Krones AG	29,374
2,900	Kubota Corp.	66,231
1,500	Kurita Water Industries, Ltd.	64,566
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,943
1,200	Maezawa Kyuso Industries Co., Ltd.	12,452
700	Makino Milling Machine Co., Ltd.	27,591
600	Makita Corp.	25,764
586	Manitou Bf SA	19,655
800	Max Co., Ltd.	11,858
2,600	Meidensha Corp.	56,832
800	Metawater Co., Ltd.	16,029
22,387	Metso Outotec Oyj*	249,583
7,432	MINEBEA MITSUMI, Inc.	191,110
900	Misumi Group, Inc.	26,206
6,500	Mitsubishi Heavy Industries, Ltd.	203,052
1,000	Mitsubishi Logisnext Co., Ltd.	11,689
700	Mitsuboshi Belting Co., Ltd.	11,300
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	14,575
300	Miura Co., Ltd.	16,258
19,488	Morgan Advanced Materials plc	83,745
1,500	Morita Holdings Corp.	24,228
1,700	Nabtesco Corp.	78,157
800	Nachi-Fujikoshi Corp.	34,990
2,000	Namura Shipbuilding Co., Ltd.	4,026
4,700	Neles OYJ	59,693
1,456	NFI Group, Inc.	32,422
2,500	NGK Insulators, Ltd.	45,992
1,569	Nilfisk Holding A/S*	47,876
3,900	Nippon Thompson Co., Ltd.	23,331
800	Nitta Corp.	19,032
500	Nitto Kohki Co., Ltd.	8,697
1,900	Nitto Seiko Co., Ltd.	10,088
300	Noritake Co., Ltd.	9,658
1,533	Norma Group SE	72,802
4,500	NSK, Ltd.	46,122
14,800	NTN Corp.*	45,537
7,984	OC Oerlikon Corp. AG	92,390
1,700	Oiles Corp.	26,115
600	Okuma Corp.	34,621
400	Organo Corp.	24,055
3,500	OSG Corp.	62,692
1,045	Palfinger AG	40,906
174	Pfeiffer Vacuum Technology AG	31,626
118	Rational AG	91,568
70	Rieter Holding AG	9,393
22,849	Rotork plc	112,347
1,800	Ryobi, Ltd.*	27,136
2,213	Sandvik AB*	60,499
284	Schindler Holding AG, Registered Shares	81,392
357,591	SembCorp Marine, Ltd.*	45,348

Shares		Value
Common Stocks, continued
Machinery, continued
388	SFS Group AG	$48,205
1,000	Shibaura Machine Co., Ltd.	25,260
1,200	Shima Seiki Manufacturing, Ltd.	27,976
1,900	Shinmaywa Industries, Ltd.	17,599
78,000	Singamas Container Holdings, Ltd.	6,015
2,200	Sintokogio, Ltd.	15,412
3,528	Skellerup Holdings, Ltd.	10,489
6,814	SKF AB, Class B	193,785
100	SMC Corp.	58,353
2,300	Sodick Co., Ltd.	21,485
1,359	Spirax-Sarco Engineering plc	213,596
891	Stabilus SA	62,688
1,600	Star Micronics Co., Ltd.	23,928
849	Sulzer AG, Registered Shares	95,522
3,700	Sumitomo Heavy Industries, Ltd.	103,431
3,900	Tadano, Ltd.	42,017
900	Takeuchi Manufacturing Co., Ltd.	25,317
2,600	Takuma Co., Ltd.	56,577
478	Technotrans SE*	14,320
1,500	THK Co., Ltd.	51,902
3,900	Tocalo Co., Ltd.	51,235
1,400	Torishima Pump Manufacturing Co., Ltd.	10,997
3,641	Trelleborg AB*	92,617
1,098	Troax Group AB	30,555
1,100	Tsubaki Nakashima Co., Ltd.	16,968
1,400	Tsubakimoto Chain Co.	38,768
1,200	Tsukishima Kikai Co., Ltd.	13,907
600	Tsurumi Manufacturing Co., Ltd.	9,836
5,533	Valmet Corp.	201,643
803	Vat Group AG(a)	225,106
1,074	VBG Group AB, Class B*	20,788
8,722	Vesuvius plc	64,779
5,758	Volvo AB, Class A	147,129
27,553	Volvo AB, Class B	697,426
229	Vossloh AG*	11,412
1,416	Wacker Neuson SE*	33,872
7,232	Wartsila OYJ Abp, Class B	75,896
560	Washtec AG*	32,178
4,095	Weir Group plc (The)*	100,268
3,000	Yamabiko Corp.	33,356
123,200	Yangzijiang Shipbuilding Holdings, Ltd.	117,589
7,188	Zardoya Otis SA	45,939

		11,503,542

Marine (0.6%):
22	A.P. Moeller - Maersk A/S, Class A	47,977
30	A.P. Moeller - Maersk A/S, Class B	69,808
1,600	Algoma Central Corp.	21,902
3,578	American Shipping Co. ASA	12,829
556	Clarkson plc	21,089
1,333	D/S Norden A/S	30,963
1,307	DFDS A/S*	67,007
971	Hapag-Lloyd AG(a)	150,787
3,300	Iino Kaiun Kaisha, Ltd.	15,848
9,940	Irish Continental Group*	51,581
2,300	Japan Transcity Corp.	11,694
2,400	Kawasaki Kisen Kaisha, Ltd.*	54,915
947	Kuehne & Nagel International AG, Registered Shares	270,260
3,100	Mitsui O.S.K. Lines, Ltd.	109,256
7,000	Nippon Yusen KK	240,221
600	NS United Kaiun Kaisha, Ltd.	10,245
246,000	Pacific Basin Shipping, Ltd.	66,689
61,000	Sitc International Holdings Co., Ltd.	207,653

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Marine, continued
1,962	Stolt-Nielsen, Ltd.	$28,980

		1,489,704

Media (1.5%):
1,267	4imprint Group plc*	42,804
3,715	Aimia, Inc.*	15,286
65	APG SGA SA*	15,032
14,475	Arnoldo Mondadori Editore SpA*	26,479
2,124	Ascential plc*	9,851
4,886	Atresmedia Corp. de Medios de Comuicacion SA*	20,158
1,951	Bloomsbury Publishing plc	7,692
401	Cogeco Communications, Inc.	37,659
400	Cogeco, Inc.	30,864
5,394	Corus Entertainment, Inc.	24,555
6,400	Cyberagent, Inc.	115,838
3,302	Daily Mail & General Trust plc	41,318
1,800	Dentsu Group, Inc.	58,030
3,391	Euromoney Institutional Investor plc	44,555
8,672	Eutelsat Communications SA	105,543
1,700	F@n Communications, Inc.	6,334
2,800	Fuji Media Holdings, Inc.	34,390
3,400	Hakuhodo DY Holdings, Inc.	57,004
8,376	HT&E, Ltd.*	11,064
8,773	Hyve Group plc*	14,518
5,113	Informa plc*	39,469
2,000	Intage Holdings, Inc.	23,547
1,711	Ipsos	64,613
119,144	ITV plc*	197,299
9,582	Ive Group, Ltd.	10,288
3,439	JCDecaux SA*	86,718
1,100	Kadokawa Corp.	42,796
2,312	Kin And Carta plc*	5,656
5,485	Lagardere SCA*	144,225
3,548	Liberty Global plc, Series C*	90,616
1,449	Liberty Global plc, Class A*	37,181
1,664	M6 Metropole Television SA*	35,555
1,300	Macromill, Inc.	11,295
8,183	Mediaset Espana Comunicacion SA*	48,604
24,075	Mediaset SpA*	69,389
3,270	Modern Times Group MTG AB, Class B*	47,398
80,679	Nine Entertainment Co. Holdings, Ltd.	170,286
3,035	Nordic Entertainment Group AB, Class B*	135,122
15,502	NOS SGPS SA	56,429
1,307	NRJ Group*	9,981
19,083	Ooh!media, Ltd.*	25,281
6,014	Otello Corp. ASA*	21,447
5,688	Pearson plc	60,509
3,968	Pearson plc, ADR	42,418
68,000	PICO Far East Holdings, Ltd.	10,759
1,300	Proto Corp.	13,806
6,393	Publicis Groupe SA	390,223
4,026	Quebecor, Inc., Class B	108,108
4,571	RAI Way SpA(a)	25,802
20,289	Reach plc*	60,265
1,406	RTL Group*	82,388
4,177	Sanoma OYJ	70,144
16,754	SES Global, Class A	133,070
60,999	Seven West Media, Ltd.*	21,872
7,456	Shaw Communications, Inc.	195,496
44,700	Singapore Press Holdings, Ltd.	50,961
74,550	Sky Network Television, Ltd.*	9,068
7,900	SKY Perfect JSAT Holdings, Inc.	35,168
4,175	Societe Television Francaise 1	38,047

Shares		Value
Common Stocks, continued
Media, continued
15,013	Southern Cross Media Group, Ltd.*	$23,638
1,167	Stroeer SE & Co. KGaA	95,127
1,900	TBS Holdings, Inc.	37,365
1,294	Telenet Group Holding NV	52,510
15,000	Television Broadcasts, Ltd.	15,605
1,400	TV Asahi Holdings Corp.	26,422
500	TV Tokyo Holdings Corp.	10,786
232	TX Group AG	18,586
1,000	ValueCommerce Co., Ltd.	32,534
500	Wowow, Inc.	12,697
27,313	WPP Aunz, Ltd.	13,494
10,008	WPP plc	127,039
700	Zenrin Co., Ltd.	8,410

		3,914,486

Metals & Mining (5.0%):
3,860	Acerinox SA	50,372
1,039	Agnico Eagle Mines, Ltd.	60,065
400	Aichi Steel Corp.	13,478
17,508	Alamos Gold, Inc., Class A	136,831
35,342	Alumina, Ltd.	46,827
723	Amg Advanced Metallurgical Group N.V.	29,033
4,799	Anglo American plc	188,003
4,749	Antofagasta plc	110,614
1,842	Aperam SA	82,975
4,677	ArcelorMittal*	135,709
12,400	Argonaut Gold, Inc.*	22,698
2,200	Asahi Holdings, Inc.	42,224
85,942	Aurelia Metals, Ltd.	24,213
1,731	Aurubis AG	143,414
38,815	B2Gold Corp.	167,122
5,920	Barrick Gold Corp.	117,458
1,875	Bekaert NV	78,457
35,567	BHP Group, Ltd.	1,230,062
2,256	BHP Group, Ltd., ADR	156,544
15,819	Billiton plc, ADR	915,287
9,683	BlueScope Steel, Ltd.	142,870
4,606	Boliden AB	170,719
17,700	Capstone Mining Corp.*	58,319
73,572	Centamin plc	105,491
8,200	Centerra Gold, Inc.	72,570
4,374	Central Asia Metals plc	15,081
16,254	China Gold International Resources Corp., Ltd.*	43,723
1,300	Daido Steel Co., Ltd.	60,142
2,700	Daiki Aluminium Industry Co., Ltd.	26,240
5,323	Deterra Royalties, Ltd.	15,897
1,900	DOWA Mining Co.	79,137
10,500	Dundee Precious Metals, Inc.	64,095
4,662	Eldorado Gold Corp.*	50,386
10,499	Endeavour Mining Corp.	211,651
539	Eramet*	38,258
2,899	Ero Copper Corp.*	49,905
28,784	Evolution Mining, Ltd.	90,137
16,814	EVRAZ plc	134,002
22,438	Ferrexpo plc	115,845
7,488	First Quantum Minerals, Ltd.	142,728
22,113	Fortescue Metals Group, Ltd.	337,510
327	Franco Nevada Corp.	40,970
2,189	Fresnillo plc	26,082
13,935	Galaxy Resources, Ltd.*	26,969
8,215	Galiano Gold, Inc.*	9,349
77,408	Glencore plc*	303,239
1,100	Godo Steel, Ltd.	21,669
6,486	Granges AB*	84,343
3,037	Hill & Smith Holdings plc	61,637

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
2,300	Hitachi Metals, Ltd.	$37,849
9,715	Hochschild Mining plc	26,213
12,495	Hudbay Minerals, Inc.	85,521
15,631	IAMGOLD Corp.*	46,526
21,854	IGO, Ltd.	104,993
5,323	Iluka Resources, Ltd.	29,295
14,498	Imdex, Ltd.	17,928
11,205	Ivanhoe Mines, Ltd., Class A*	57,697
7,300	JFE Holdings, Inc.	89,739
50,009	Jupiter Mines, Ltd.	11,991
14,214	KAZ Minerals plc	169,946
69,434	Kinross Gold Corp.	462,525
6,043	Kirkland Lake Gold, Ltd.	204,111
10,600	Kobe Steel, Ltd.	71,544
1,800	Kyoei Steel, Ltd.	26,974
800	Labrador Iron Ore Royalty Corp.	23,577
14,207	Lucara Diamond Corp.*	8,141
19,726	Lundin Mining Corp.	202,990
3,551	Lynas Rare Earths, Ltd.*	16,748
14,393	MACA, Ltd.	11,180
48,387	Macmahon Holdings, Ltd.	7,356
1,400	Maruichi Steel Tube, Ltd.	32,016
176,000	Midas Holdings, Ltd.*	4,711
10,123	Mineral Resources, Ltd.	293,488
3,300	Mitsubishi Materials Corp.	77,027
500	Mitsubishi Steel Manufacturing Co., Ltd.*	3,948
3,300	Mitsui Mining & Smelting Co., Ltd.	115,418
26,154	Mount Gibson Iron, Ltd.	15,118
2,200	Neturen Co., Ltd.	12,147
27,410	New Gold, Inc.*	42,320
5,067	Newcrest Mining, Ltd.	94,822
6,200	Nippon Denko Co., Ltd.	19,402
3,700	Nippon Light Metal Holdings Co.	73,968
6,895	Nippon Steel Corp.	117,433
930	Nippon Yakin Kogyo Co., Ltd.	17,344
200	Nittetsu Mining Co., Ltd.	12,282
12,148	Norsk Hydro ASA	77,874
27,858	Northern Star Resources, Ltd.	203,376
34,228	OceanaGold Corp.*	50,940
21,175	OM Holdings, Ltd.	10,775
12,886	Orocobre, Ltd.*	46,874
500	Osaka Steel Co., Ltd.	6,453
3,212	Osisko Gold Royalties, Ltd.	35,379
10,428	Outokumpu OYJ*	60,609
10,556	OZ Minerals, Ltd.	182,896
900	Pacific Metals Co., Ltd.	17,549
1,217	Pan American Silver Corp.	36,515
14,658	Pan American Silver Corp. - CVR*	12,752
33,353	Perenti Global, Ltd.	25,805
73,744	Perseus Mining, Ltd.*	60,727
78,541	Petropavlovsk plc*	25,799
9,700	Premier Gold Mines, Ltd.*	21,461
5,733	Pretium Resources, Inc.*	59,497
23,878	Ramelius Resources, Ltd.	27,056
26,137	Regis Resources, Ltd.	57,987
47,236	Resolute Mining, Ltd.*	15,926
550	Rio Tinto plc	42,070
13,055	Rio Tinto plc, Registered Shares, ADR	1,013,721
4,167	Rio Tinto, Ltd.	352,348
6,000	Sabina Gold & Silver Corp.*	8,643
2,148	Salzgitter AG*	67,119
11,858	Sandfire Resources, Ltd.	48,383
4,142	Sandstorm Gold, Ltd.*	28,119
21,718	Schmolz + Bickenbach AG*	6,024

Shares		Value
Common Stocks, continued
Metals & Mining, continued
32,896	Silver Lake Resources, Ltd.*	$37,802
7,523	Sims, Ltd.	85,175
52,227	South32, Ltd.	111,952
4,092	SSAB AB, Class A*	21,641
9,495	SSAB AB, Class B*	45,928
10,349	SSR Mining, Inc.	148,008
29,592	St. Barbara, Ltd.	44,471
2,000	Sumitomo Metal & Mining Co., Ltd.	86,904
19,859	Syrah Resources, Ltd.*	15,848
10,787	Teck Cominco, Ltd., Class B	206,640
1,985	Teck Resources, Ltd., Class B	38,072
3,912	ThyssenKrupp AG*	52,195
1,900	Toho Titanium Co., Ltd.	17,139
700	Toho Zinc Co., Ltd.	15,186
300	Tokyo Rope Manufacturing Co. Ltd.*	3,339
5,300	Tokyo Steel Manufacturing Co., Ltd.	40,711
4,685	Torex Gold Resources, Inc.*	59,173
9,694	Trevali Mining Corp.*	1,504
3,324	Turquoise Hill Resources, Ltd.*	53,544
1,500	UACJ Corp.	36,304
3,908	Voestalpine AG	162,223
4,200	Wesdome Gold Mines, Ltd.*	27,877
16,249	Western Areas, Ltd.	25,419
12,851	Westgold Resources, Ltd.*	19,665
42,447	Yamana Gold, Inc.	184,449
1,600	Yamato Kogyo Co., Ltd.	47,723
800	Yodogawa Steel Works, Ltd.	17,783

		13,203,990

Multiline Retail (0.6%):
38,237	B&M European Value Retail SA	278,225
247	Canadian Tire Corp., Class A	35,056
2,909	Dollarama, Inc.	128,538
11,572	Europris ASA(a)	69,237
500	Fuji Co., Ltd./Ehime	9,714
3,300	H2O Retailing Corp.	27,368
15,674	Harvey Norman Holdings, Ltd.	68,332
6,800	Isetan Mitsukoshi Holdings, Ltd.	47,719
1,800	Izumi Co., Ltd.	70,809
6,000	J. Front Retailing Co., Ltd.	57,296
24,500	Lifestyle International Holdings, Ltd.*	21,359
73,250	Marks & Spencer Group plc*	152,356
1,300	Marui Group Co., Ltd.	24,528
30,000	Metro Holdings, Ltd.	17,000
47,139	Myer Holdings, Ltd.*	11,490
1,643	Next plc*	178,129
3,600	Pan Pacific International Holdings Corp.	85,038
4,800	Ryohin Keikaku Co., Ltd.	113,779
600	Sanyo Electric Railway Co., Ltd.	10,255
1,000	Seria Co., Ltd.	34,882
4,800	Takashimaya Co., Ltd.	51,498
3,557	Tokmanni Group Corp.	83,489
4,000	Wing On Company International, Ltd.	8,819

		1,584,916

Multi-Utilities (0.7%):
2,232	Acea SpA	48,886
5,070	AGL Energy, Ltd.	37,255
4,564	Algonquin Power & Utilities Corp.	72,319
805	Atco, Ltd.	26,729
1,466	Canadian Utilities, Ltd., Class A	39,366
253,408	Centrica plc*	189,186
14,027	E.ON SE	163,208
12,449	Engie Group	176,756
5,714	Hera SpA	21,960
11,786	Iren SpA	32,627
33,157	ITL AEM SpA	60,534

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Multi-Utilities, continued
110,123	Keppel Infrastructure Trust	$45,067
2,377	National Grid plc, ADR	140,813
11,914	Ren - Redes Energeticas Nacion	33,265
8,606	RWE AG	337,130
7,455	Suez	157,885
3,114	Telecom Plus plc	54,618
6,009	Vector, Ltd.	17,005
5,040	Veolia Environnement SA	129,295

		1,783,904

Oil, Gas & Consumable Fuels (4.2%):
9,181	Advantage Oil & Gas, Ltd.*	17,317
24,155	Africa Oil Corp.*	22,492
2,005	Aker BP ASA	56,979
4,788	Ampol, Ltd.	89,385
7,200	Anglo Pacific Group plc	12,979
13,244	ARC Resources, Ltd.	81,372
18,809	Athabasca Oil Corp.*	7,934
2,064	Baytex Energy Corp.*	2,134
71,371	Beach Energy, Ltd.	92,798
17,741	Birchcliff Energy, Ltd.	36,852
25,767	BP plc, ADR	627,426
173,000	Brightoil Petroleum Holdings, Ltd.*	6,260
610	BW Energy, Ltd.*	1,920
2,656	BW LPG, Ltd.(a)	18,214
22,053	Cairn Energy plc	51,744
1,946	Cameco Corp.	32,276
5,227	Cameco Corp.	86,820
13,900	Canacol Energy, Ltd.	39,825
18,259	Canadian Natural Resources, Ltd.	564,554
16,028	Canadian Natural Resources, Ltd.	494,784
3,012	Cardinal Energy, Ltd.*	6,280
11,375	Cenovus Energy, Inc.	85,540
16,831	Cenovus Energy, Inc.	126,450
13,100	China Aviation Oil Singapore Corp., Ltd.	11,027
40,015	Cooper Energy, Ltd.*	8,217
2,400	Cosmo Energy Holdings Co., Ltd.	57,182
8,781	Crescent Point Energy	36,617
7,561	Crescent Point Energy Corp.	31,532
8,223	Crew Energy, Inc.*	7,722
854	CropEnergies AG	11,957
252	Delek Group, Ltd.*	12,614
39,162	DNO ASA*	42,980
7,379	Enagas SA	160,264
4,987	Enbridge, Inc.	181,699
25,600	ENEOS Holdings, Inc.	115,960
7,800	Enerplus Corp.	39,171
19,469	ENI SpA	240,111
114,028	EnQuest plc*	27,883
19,194	Equinor ASA	374,998
1,004	Equital, Ltd.*	24,430
1,390	Etablissements Maurel et Prom SA*	3,274
9,112	Euronav NV	83,313
1,579	Exmar NV*	6,610
1,267	FLEX LNG, Ltd.	11,030
3,700	Freehold Royalties, Ltd.	21,349
1,400	Frontera Energy Corp.	7,142
3,784	Frontline, Ltd.	27,702
3,100	Fuji Oil Co., Ltd.*	6,462
4,922	Galp Energia SGPS SA	57,201
891	Gaztransport et Technigaz SA	71,059
6,249	Genel Energy plc	15,002
7,750	Gibson Energy, Inc.	137,360
19,607	Gran Tierra Energy, Inc.*	13,732
18,883	Gulf Keystone Petroleum, Ltd.*	46,497
4,281	Hoegh Lng Holdings, Ltd.*	11,673

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,200	Idemitsu Kosan Co., Ltd.	$82,484
3,270	Imperial Oil, Ltd.	79,219
21,700	INPEX Corp.	148,103
12,682	Inter Pipeline, Ltd.	181,373
2,244	International Petroleum Corp.*	7,412
3,600	Itochu Enex Co., Ltd.	35,610
1,000	Japan Petroleum Exploration Co., Ltd.	18,548
24,713	Karoon Energy, Ltd.*	20,240
7,300	Kelt Exploration, Ltd.*	15,454
6,446	Keyera Corp.	133,999
1,732	Koninklijke Vopak NV	86,315
2,011	Lundin Energy AB	63,221
10,707	MEG Energy Corp.*	55,559
1,700	Mitsuuroko Holdings Co., Ltd.	20,862
1,502	Naphtha Israel Petroleum Corp.*	6,937
5,006	Neste Oyj	265,499
14,065	New Hope Corp., Ltd.	15,150
7,392	New Zealand Refining Co., Ltd. (The)*	2,428
64,000	NewOcean Energy Holdings, Ltd.*	5,099
21,200	Nippon Coke & Engineering Co., Ltd.	21,890
7,654	Nuvista Energy, Ltd.*	14,437
104,047	Oil Refineries, Ltd.*	24,198
29,438	Oil Search, Ltd.	91,387
2,596	OMV AG	131,672
12,681	Origin Energy, Ltd.	45,290
2,632	Ovintiv, Inc.	62,778
1,307	Paramount Resouces, Ltd., Class A*	10,579
6,563	Parex Resources, Inc.*	117,053
5,000	Parkland Corp.	150,259
300	Paz Oil Co., Ltd.	27,579
1,584	Pembina Pipeline Corp.	45,683
6,783	Pembina Pipeline Corp.	195,959
6,660	Peyto Exploration & Development Corp.	28,251
12,892	Pharos Energy plc*	4,056
5,032	Prairiesky Royalty, Ltd.	54,265
61,033	Premier Oil plc*	18,851
16,364	Repsol SA	202,481
32,725	Royal Dutch Shell plc, Class B, ADR	1,205,262
1,600	Sala Corp.	8,878
4,000	San-Ai Oil Co., Ltd.	47,604
42,733	Santos, Ltd.	231,203
7,462	Senex Energy, Ltd.	16,400
8,575	Serica Energy plc	13,308
13,762	Seven Generations Energy*	93,097
400	Sinanen Holdings Co., Ltd.	11,022
24,674	Snam SpA	136,989
13,802	Stobart Group, Ltd.*	6,508
9,472	Suncor Energy, Inc.	197,965
16,600	Tamarack Valley Energy, Ltd.*	31,311
7,061	TC Energy Corp.	323,744
3,152	TC Energy Corp.	144,204
13,400	Tidewater Midstream and Infrastructure, Ltd.	10,984
1,559	Torm plc	14,202
20,423	TOTAL SE^	951,091
11,630	Tourmaline Oil Corp.	221,400
103,509	Tullow Oil plc*^	67,390
3,072	Verbio Vereinigte Bioenergie AG	132,203
5,883	Vermilion Energy, Inc.*	42,747
25,105	Viva Energy Group, Ltd.(a)	32,130
17,452	Whitecap Resources, Inc.	76,669
31,393	Whitehaven Coal, Ltd.*	42,262
7,528	Woodside Petroleum, Ltd.	137,012

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,631	Z Energy, Ltd.*	$24,970

		11,176,840

Paper & Forest Products (0.7%):
2,718	Altri SGPS SA	20,801
3,929	Canfor Corp.*	81,394
600	Daiken Corp.	11,968
4,500	Daio Paper Corp.	77,451
8,317	Ence Energia y Celulosa S.A*	41,505
6,700	Hokuetsu Corp.	31,479
1,316	Holmen AB, Class B	57,804
4,627	Interfor Corp.*	104,213
5,272	Metsa Board OYJ	57,538
7,408	Mondi plc	188,975
11,089	Navigator Co. SA (The)	36,338
4,800	Nippon Paper Industries Co., Ltd.	57,516
18,200	Oji Holdings Corp.	118,274
1,598	Semapa-Sociedade de Investimento E Gestao	22,115
1,998	Stella-Jones, Inc.	81,065
9,196	Stora Enso OYJ, Registered Shares, Class R	171,979
8,697	Svenska Cellulosa AB SCA, Class B*	153,815
600	Tokushu Tokai Paper Co., Ltd.	26,437
7,431	UPM-Kymmene OYJ	266,872
2,108	West Fraser Timber Co., Ltd.	151,679
24,618	Western Forest Products, Inc.	35,463

		1,794,681

Personal Products (0.6%):
18,108	Asaleo Care, Ltd.	19,204
287	Beiersdorf AG	30,321
16,000	Best World International, Ltd.	3,008
535	Blackmores, Ltd.	32,464
800	Fancl Corp.	27,083
1,514	Jamieson Wellness, Inc.(a)	44,305
3,900	Kao Corp.	258,394
299	L’Oreal SA	114,595
400	Milbon Co., Ltd.	22,015
600	Noevir Holdings Co., Ltd.	27,262
2,645	Ontex Group NV*	27,859
400	Shiseido Co., Ltd.	26,949
14,440	Unilever plc, ADR	806,185
1,324	Unilever plc	73,877
1,300	Ya-Man, Ltd.	18,514

		1,532,035

Pharmaceuticals (3.6%):
172	Alk-Abello A/S*	65,335
15,687	Alliance Pharma plc	20,329
1,907	Almirall SA	28,919
11,600	Astellas Pharma, Inc.	179,130
15,563	AstraZeneca plc, ADR	773,792
491	Aurora Cannabis, Inc.*	4,568
1,145	Bausch Health Cos., Inc.*	36,342
6,200	Bausch Health Cos., Inc.*	196,732
10,652	Bayer AG, Registered Shares	674,004
900	Canopy Growth Corp.*	28,909
1,800	Chugai Pharmaceutical Co., Ltd.	73,266
900	Daiichi Sankyo Co., Ltd.	26,310
1,100	Eisai Co., Ltd.	73,906
11,122	Faes Farma SA	47,656
700	Fuji Pharma Co., Ltd.	8,070
500	Fuso Pharmaceutical Industries. Ltd.	11,499
1,668	Galenica AG(a)	104,152
14,120	GlaxoSmithKline plc, ADR	503,943
3,801	GlaxoSmithKline plc	67,459
1,384	H. Lundbeck A/S	47,342

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
4,800	Haw Par Corp., Ltd.	$46,990
1,551	Hikma Pharmaceuticals plc	48,647
26,202	Indivior plc*	45,873
701	Ipsen SA	60,136
1,000	Kaken Pharmaceutical Co., Ltd.	39,196
1,000	Kissei Pharmaceutical Co., Ltd.	22,103
98,378	Mayne Pharma Group, Ltd.*	26,271
242	Merck KGaA	41,374
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	28,795
12,667	Novartis AG, Registered Shares	1,082,223
16,888	Novo Nordisk A/S, Class B	1,140,596
1,000	Ono Pharmaceutical Co., Ltd.	26,197
1,037	Orion OYJ	44,623
4,471	Orion OYJ, Class B	179,293
2,000	Otsuka Holdings Co., Ltd.	84,879
3,141	Recordati SpA	168,809
216	Roche Holding AG	73,843
5,605	Roche Holding AG	1,812,045
2,000	Rohto Pharmaceutical Co., Ltd.	53,502
4,419	Sanofi	436,725
1,600	Santen Pharmaceutical Co., Ltd.	22,061
800	Sawai Pharmaceutical Co., Ltd.	38,804
1,300	Seikagaku Corp.	12,121
1,000	Shionogi & Co., Ltd.	53,948
3,200	Sumitomo Dainippon Pharma Co., Ltd.	55,911
600	Taisho Pharmaceutical Holdings Co., Ltd.	38,805
7,400	Takeda Pharmacuetical Co., Ltd.	267,421
3,519	Teva Pharmaceutical Industries, Ltd.*	40,654
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	57,458
800	Torii Pharmaceutical Co., Ltd.	21,663
1,200	Towa Pharmaceutical Co., Ltd.	26,546
1,400	Tsumura & Co.	50,166
350	UCB SA	33,290
26,000	United Laboratories International Holdings, Ltd.	19,213
18,897	Vectura Group plc*	30,129
209	Vetoquinol SA	24,169
1,434	Vifor Pharma AG	195,206
146	Virbac SA*	37,581

		9,458,929

Professional Services (2.1%):
2,941	Adecco SA, Registered Shares	198,103
2,215	AF Poyry AB*	65,574
1,278	Akka Technologies SA*	33,353
7,788	ALS, Ltd.	57,415
770	Altech Corp.	15,276
1,825	Applus Services SA*	18,899
400	Baycurrent Consulting, Inc.	91,775
1,100	Benefit One, Inc.	29,307
3,753	BeNEXT Group Inc.	60,003
372	Bertrandt AG	20,284
7,058	Bureau Veritas SA	200,907
26,624	Capita plc*	15,983
180	Danel Adir Yeoshua, Ltd.	29,549
1,707	DKSH Holding, Ltd.	131,068
900	EN-Japan, Inc.	27,902
9,003	Experian plc	310,094
1,200	FULLCAST Holdings Co., Ltd.	21,684
900	Funai Soken Holdings, Inc.	17,498
175	Groupe Crit*	14,366
59,551	Hays plc*	122,731
2,680	Intertek Group plc	206,996
3,227	Intertrust NV*(a)	53,528

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Professional Services, continued
300	IR Japan Holdings, Ltd.	$36,352
1,000	Jac Recruitment Co., Ltd.	15,825
3,994	McMillan Shakespeare, Ltd.	33,102
1,100	Meitec Corp.	60,897
1,497	Morneau Shepell, Inc.	39,447
5,000	Nihon M&A Center, Inc.	135,784
3,600	Nomura Co., Ltd.	29,909
3,000	Outsourcing, Inc.	48,343
18,606	Pagegroup plc*	120,544
2,000	Pasona Group, Inc.	33,869
4,700	Persol Holdings Co., Ltd.	92,426
3,572	Randstad NV	251,284
9,800	Recruit Holdings Co., Ltd.	480,976
5,236	RELX plc, ADR	131,738
7,938	RELX plc	199,110
2,833	Ricardo plc	16,803
6,390	Robert Walters plc	53,718
4,254	RWS Holdings plc	35,716
1,561	Seek, Ltd.*	33,894
91	SGS SA, Registered Shares	258,203
2,400	SMS Co., Ltd.	73,548
1,400	Stantec, Inc.	59,944
2,421	Stantec, Inc.	103,570
7,669	SThree plc*	40,693
1,100	Tanseisha Co., Ltd.	8,762
1,200	Technopro Holdings, Inc.	100,587
1,032	Teleperformance	375,542
2,878	Thomson Reuters Corp.	252,026
1,065	Tinexta SpA*	28,269
1,100	UT Group Co., Ltd.	36,318
5,882	Wolters Kluwer NV	511,266
600	YAMADA Consulting Group Co., Ltd.	6,505

		5,447,265

Real Estate Management & Development (2.4%):
2,434	ADO Properties SA*(a)	66,665
3,100	AEON Mall Co., Ltd.	54,003
2,292	Airport City, Ltd.*	32,228
2,300	Airport Facilities Co., Ltd.	12,219
372	Allreal Holding AG	74,945
1,972	Alony Hetz Properties & Invest	25,380
492	Alrov Properties And Lodgings, Ltd.*	22,997
700	Altus Group, Ltd.	33,671
2,393	Amot Investments, Ltd.	12,809
2,116	Annehem Fastigheter AB*	6,520
7,879	Aroundtown SA	56,077
28,100	Ascendas India Trust	31,065
46,000	Asia Standard International Group, Ltd.*	6,472
3,461	Atrium European Real Estate, Ltd.	11,270
1,281	Atrium Ljungberg AB, Class B	22,952
4,500	Bayside Land Corp.	35,900
210	Big Shopping Centers, Ltd.*	22,659
3,700	Bukit Sembawang Estates, Ltd.	13,308
1,173	CA Immobilien Anlagen AG	49,658
18,900	CapitaLand, Ltd.	52,974
2,300	Castellum AB	50,749
854	Catena AB	37,650
2,826	Cedar Woods Properties, Ltd.	14,501
18,000	Chinese Estates Holdings, Ltd.	9,333
52,000	Chuang’s Consortium International, Ltd.	7,104
7,300	City Developments, Ltd.	43,406
1,684	Citycon OYJ	14,001
35,430	CK Asset Holdings, Ltd.	215,372
3,803	CLS Holdings plc	12,007
1,525	Colliers International Group	149,816

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
741	Corestate Capital Holding SA*^	$12,294
340,000	CSI Properties, Ltd.	10,938
1,700	Daibiru Corp.	22,020
1,200	Daito Trust Construction Co., Ltd.	139,621
11,500	Daiwa House Industry Co., Ltd.	337,964
887	Deutsche Euroshop AG*	18,471
2,676	Deutsche Wohnen SE	124,821
2,618	Dic Asset AG	45,369
2,651	Dios Fastigheter AB	21,801
1,450	DREAM Unlimited Corp.	26,092
34,000	Emperor International Holdings	4,852
3,263	Fabege AB	43,994
73,677	Far East Consortium International, Ltd.	27,895
687	Fastighets AB Balder*	34,025
1,147	FirstService Corp.	169,974
11,092	Foxtons Group plc*	9,728
16,000	Frasers Property, Ltd.	14,293
1,100	Goldcrest Co., Ltd.	16,895
17,039	Grainger plc	62,674
977	Grand City Properties SA	24,472
10,000	Great Eagle Holdings, Ltd.	34,709
17,100	GuocoLand, Ltd.	21,427
28,000	Hang Lung Group, Ltd.	70,976
24,984	Hang Lung Properties, Ltd.	65,028
1,200	Heiwa Real Estate Co., Ltd.	37,595
5,154	Helical plc	29,381
17,706	Henderson Land Development Co., Ltd.	79,600
37,840	HKR International, Ltd.	15,714
9,400	Ho Bee Land, Ltd.	17,762
18,500	Hong Fok Corp., Ltd.	12,170
16,600	Hongkong Land Holdings, Ltd.	81,601
2,049	Hufvudstaden AB	29,801
3,000	Hulic Co., Ltd.	35,516
11,000	Hysan Development Co., Ltd.	43,038
12,900	Ichigo, Inc.	38,297
242	Immobel SA	18,328
1,302	IMMOFINANZ AG*	26,578
1,253	Instone Real Estate Group AG*(a)	34,456
29	Intershop Holdings AG	19,151
2,000	Invesque, Inc.*	5,700
164	Investis Holding SA	15,961
25,000	K Wah International Holdings Ltd.	12,977
2,000	Katitas Co., Ltd.	55,950
22,225	Kerry Properties, Ltd.	71,698
14,365	Klovern AB	25,055
3,150	Kojamo Oyj	61,633
26,000	Kowloon Development Co., Ltd.	28,560
3,796	Kungsleden AB	39,669
11,400	Lai Sun Development Co., Ltd.*	9,366
112,800	Landing International Development, Ltd.*	4,495
44,500	Langham Hospitality Investment	6,809
1,157	LEG Immobilien SE	152,162
7,615	Lend Lease Group	74,925
8,000	Liu Chong Hing Investment, Ltd.	7,594
4,644	LSL Property Services plc*	19,524
578	Melisron, Ltd.*	32,275
59,000	Mingfa Group International Co., Ltd.*	5,403
4,800	Mitsubishi Estate Co., Ltd.	84,188
4,100	Mitsui Fudosan Co., Ltd.	93,601
9,306	Mivne Real Estate KD, Ltd.	22,911
255	Mobimo Holding AG, Registered Shares	77,858

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
100	Morguard Corp.	$9,312
15,087	New World Development Co., Ltd.	78,152
1,967	Nexity SA	97,052
800	Nippon Commercial Development Co., Ltd.	12,437
1,700	Nisshin Group Holdings Co., Ltd.	7,514
3,200	Nomura Real Estate Holdings, Inc.	77,371
3,463	Nyfosa AB*	35,607
1,700	Open House Co., Ltd.	72,721
17,900	Oue, Ltd.	16,648
53,896	Oxley Holdings, Ltd.	10,042
25,655	Pacific Century Premium Developments, Ltd.*	2,510
1,195	Platzer Fastigheter Holding AB, Class B	14,209
72,020	Polytec Asset Holdings, Ltd.	13,417
31,000	Prospect Co., Ltd.*	10,096
779	PSP Swiss Property AG	94,925
700	Raysum Co., Ltd.	5,718
3,244	Real Matters, Inc.*	36,919
2,300	Relo Group, Inc.	48,835
977	Sagax AB, Class B	21,132
24,202	Samhallsbyggnadsbolaget i Norden AB	75,310
1,200	SAMTY Co., Ltd.	22,041
7,274	Savills plc*	114,544
1,875	Selvaag Bolig ASA	13,847
2,600	Shinoken Group Co., Ltd.	29,804
795	Shurgard Self Storage SA	36,210
100,800	Sinarmas Land, Ltd.	17,225
36,358	Sino Land Co., Ltd.	50,706
5,000	Soundwill Holdings, Ltd.	5,443
8,938	St. Modwen Properties plc	49,903
2,700	Sumitomo Realty & Development Co., Ltd.	95,770
1,493	Summit Real Estate Holdings, Ltd.*	22,008
1,800	Sun Frontier Fudousan Co., Ltd.	15,786
5,921	Sun Hung Kai Properties, Ltd.	89,820
10,646	Swire Pacific, Ltd., Class A	80,102
17,500	Swire Pacific, Ltd., Class B	20,701
13,600	Swire Properties, Ltd.	42,099
2,643	Swiss Prime Site AG	243,632
1,304	TAG Immobilien AG	37,223
21,000	TAI Cheung Holdings, Ltd.	13,414
4,200	Takara Leben Co., Ltd.	14,186
2,900	Toc Co., Ltd.	20,724
6,400	Tokyo Tatemono Co., Ltd.	97,820
9,000	Tokyu Fudosan Holdings Corp.	53,553
2,400	Tosei Corp.	24,306
6,860	U & I Group plc*	8,810
213	UBM Development AG	9,468
16,200	UOL Group, Ltd.	95,338
1,345	Vonovia SE	87,845
3,228	Wallenstam AB	44,107
6	Warteck Invest AG	14,667
6,203	Watkin Jones plc	18,214
9,829	Wharf Real Estate Investment Co., Ltd.	55,213
2,034	Wihlborgs Fastigheter AB	38,588
20,700	Wing Tai Holdings, Ltd.	29,560
16,000	Wing Tai Properties, Ltd.	8,853
17	Zug Estates Holding AG	35,351

		6,382,154

Road & Rail (1.5%):
52,525	Aurizon Holdings, Ltd.	156,048

Shares		Value
Common Stocks, continued
Road & Rail, continued
5,353	Canadian National Railway Co.	$620,841
400	Canadian National Railway Co.	46,427
1,009	Canadian Pacific Railway, Ltd.^	382,704
600	Central Japan Railway Co.	89,893
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	19,581
52,900	ComfortDelGro Corp., Ltd.	67,349
502	DSV PANALPINA A/S	98,449
1,300	East Japan Railway Co.	92,280
23,551	Europcar Mobility Group*^(a)	7,590
64,976	FirstGroup plc*	82,456
1,200	Fukuyama Transporting Co., Ltd.	49,427
4,083	Go-Ahead Group plc*	76,504
1,000	Hamakyorex Co., Ltd.	29,411
2,400	Hankyu Hanshin Holdings, Inc.	76,866
2,200	Hitachi Transport System, Ltd.	74,037
1,100	Ichinen Holdings Co., Ltd.	13,391
206	Jungfraubahn Holding AG, Registered Shares*	32,043
2,500	Keikyu Corp.	37,802
700	Keio Corp.	47,111
1,200	Keisei Electric Railway Co., Ltd.	39,300
1,500	Kintetsu Group Holdings Co., Ltd.*	57,285
400	Maruzen Showa Unyu Co., Ltd.	11,751
7,711	MTR Corp., Ltd.	43,758
1,000	Nagoya Railroad Co., Ltd.*	23,854
2,400	Nankai Electric Railway Co., Ltd.	55,316
22,771	National Express Group plc*	96,636
2,200	Nikkon Holdings Co., Ltd.	44,191
1,800	Nippon Express Co., Ltd.	134,571
1,300	Nishi-Nippon Railroad Co., Ltd.	34,721
5,199	Nobina AB*(a)	43,615
2,000	Odakyu Electric Railway Co., Ltd.	54,813
13,546	Redde Northgate plc	57,516
500	Sakai Moving Service Co., Ltd.	22,460
2,300	Sankyu, Inc.	100,859
4,500	Seino Holdings Co., Ltd.	62,683
6,400	Senko Group Holdings Co., Ltd.	60,716
975	Sixt SE	76,040
721	Sixt SE*	95,198
2,000	Sotetsu Holdings, Inc.	44,787
31,768	Stagecoach Group plc*	43,961
278	Stef S.A.	29,208
5,161	Tfi International, Inc.	386,921
1,500	Tobu Railway Co., Ltd.	40,327
3,400	Tokyu Corp.	45,518
300	Tonami Holdings Co., Ltd.	14,648
3,913	Tourism Holdings, Ltd.*	6,826
600	Trancom Co., Ltd.	47,906
15,330	Transport International Holdings, Ltd.	30,581
1,100	West Japan Railway Co.	61,140

		3,967,316

Semiconductors & Semiconductor Equipment (2.0%):
1,800	Advantest Corp.	159,520
9,500	Aem Holdings, Ltd.	29,345
5,246	ams AG*	104,526
1,547	ASM International NV	452,636
7,219	ASM Pacific Technology, Ltd.	92,490
2,381	ASML Holding NV, NYS	1,469,934
3,418	BE Semiconductor Industries NV	287,881
45,000	BOE Varitronix, Ltd.	19,680
1,206	Camtek, Ltd./Israel*	34,867
2,291	Dialog Semiconductor plc*	172,452
279	Elmos Semiconductor SE	11,713
2,300	Ferrotec Holdings Corp.	46,557

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
438	First Sensor AG	$20,850
3,541	Infineon Technologies AG	150,161
2,200	Japan Material Co., Ltd.	26,129
1,400	Lasertec Corp.	186,354
879	Melexis NV	92,981
800	Mimasu Semiconductor Industry	19,799
500	Mitsui High-Tec, Inc.	21,226
389	Nova Measuring Instruments, Ltd.*	34,464
1,100	Optorun Co., Ltd.	27,446
9,700	Renesas Electronics Corp.*	106,569
700	ROHM Co., Ltd.	69,281
1,600	Sanken Electric Co., Ltd.*	75,562
400	Screen Holdings Co., Ltd.	35,458
300	Shindengen Electric Manufacturing Co., Ltd.*	8,852
2,100	Shinko Electric Industries Co., Ltd.	65,921
992	Siltronic AG*^	159,942
611	Soitec*	124,923
6,646	STMicroelectronics NV	253,319
6,500	SUMCO Corp.	150,190
1,100	Tokyo Electron, Ltd.	471,027
800	Tokyo Seimitsu Co., Ltd.	36,659
1,000	Towa Corp.	19,420
3,609	Tower Semiconductor, Ltd.*	101,196
1,200	Tri Chemical Laboratories, Inc.	38,437
1,300	Ulvac, Inc.	55,272
1,200	Yamaichi Electronics Co., Ltd.	16,319

		5,249,358

Software (1.0%):
1,800	Access Co., Ltd.*	13,579
3,669	Altium, Ltd.	74,190
3,980	Avast plc(a)	25,021
1,040	AVEVA Group plc	49,063
6,389	BlackBerry, Ltd.*	53,593
4,900	Broadleaf Co., Ltd.	24,098
500	Computer Engineering & Consulting, Ltd.	6,506
201	Constellation Software, Inc.	280,751
1,400	Cresco, Ltd.	20,440
1,200	Cybozu, Inc.	24,385
109	Dassault Systemes SA	23,319
564	Descartes Systems Group, Inc.*	34,353
300	Digital Arts, Inc.	26,393
1,000	Enghouse Systems, Ltd.	46,391
800	Fuji Soft, Inc.	41,552
8,509	Hansen Technology, Ltd.	35,136
690	Hilan, Ltd.	32,706
5,100	Infomart Corp.	44,249
16,011	Infomedia, Ltd.	18,272
7,858	Integrated Research, Ltd.	13,877
3,230	IRESS, Ltd.	22,581
600	Justsystems Corp.	33,122
400	Kinaxis, Inc.*	46,689
1,361	Lectra	45,017
172	Linedata Services	7,059
1,195	Magic Software Enterprises, Ltd.	18,642
8,235	Micro Focus International plc, ADR	63,245
500	Miroku Jyoho Service Co., Ltd.	9,330
1,788	Nemetschek SE	114,056
249	Netcompany Group A/S(a)	23,715
363	NICE Systems, Ltd.*	78,995
600	Open Text Corp.	28,613
3,485	Open Text Corp.	166,269
400	Oracle Corp.	39,324
2,900	Rakus Co., Ltd.	56,198

Shares		Value
Common Stocks, continued
Software, continued
3,268	Sage Group plc	$27,611
3,190	SAP SE	390,657
1,391	SimCorp A/S	172,191
1,731	Software AG	72,915
500	SRA Holdings	12,268
2,100	Systena Corp.	42,130
8,525	Technology One, Ltd.	60,865
1,295	Temenos AG	186,421
373	Topicus.com, Inc.*	24,503
1,900	Trend Micro, Inc.	95,257
12,001	Vista Group International, Ltd.*	18,446

		2,743,993

Specialty Retail (1.6%):
400	ABC-Mart, Inc.	22,601
16,866	Accent Group, Ltd.	28,888
10,400	Adairs, Ltd.	30,074
1,300	Adastria Co., Ltd.	23,860
900	Alpen Co., Ltd.	19,337
2,600	Aoki Holdings, Inc.	14,566
2,800	Aoyama Trading Co., Ltd.*	21,003
3,236	AP Eagers, Ltd.	34,449
1,000	Arcland Sakamoto Co., Ltd.	15,381
2,500	Autobacs Seven Co., Ltd.	33,936
1,413	Autocanada, Inc.*	34,411
2,300	BIC Camera, Inc.	25,848
4,193	Bilia AB, Class A*	62,104
3,245	Byggmax Group AB*	28,347
2,609	Carasso Motors, Ltd.	12,531
16,294	Card Factory plc*	16,086
3,919	Ceconomy AG*	22,675
800	Chiyoda Co., Ltd.	7,177
18,000	Chow Sang Sang Holdings International, Ltd.	27,877
31,200	Chow Tai Fook Jewellery Group, Ltd.	47,809
4,700	DCM Holdings Co., Ltd.	49,212
39,375	Dixons Carphone plc*	77,581
2,720	Dufry AG, Registered Shares*	185,404
4,536	Dunelm Group plc	81,049
4,900	Edion Corp.	54,930
77,300	Esprit Holdings, Ltd.*	7,694
400	Fast Retailing Co., Ltd.	320,109
1,157	Fielmann AG*	92,333
878	Fnac Darty SA*	53,766
9,000	Frasers Group plc*	57,181
2,300	Geo Holdings Corp.	24,670
130,000	Giordano International, Ltd.	26,002
1,946	Grandvision BV*(a)	60,018
13,359	Halfords Group plc*	69,989
8,861	Hennes & Mauritz AB, Class B*	199,347
300	Hikari Tsushin, Inc.	60,466
483	Hornbach Baumarkt AG	20,308
721	Hornbach Holding AG & Co. KGaA	70,348
22,000	I.T, Ltd.*	8,125
5,100	Idom, Inc.	33,359
5,629	Industria de Diseno Textil SA	185,532
4,862	JB Hi-Fi, Ltd.	191,652
13,842	JD Sports Fashion plc*	157,387
700	JINS Holdings, Inc.	49,907
1,500	Joshin Denki Co., Ltd.	42,992
26,469	Kathmandu Holdings, Ltd.*^	24,603
1,700	Keiyo Co., Ltd.	11,274
39,018	Kingfisher plc*	171,222
900	Kohnan Shoji Co., Ltd.	25,943
1,600	Komeri Co., Ltd.	44,549
5,800	K’s Holding Corp.	79,892
2,366	Leon’s Furniture, Ltd.	43,290

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
15,750	L’occitane International SA	$44,004
19,046	Lookers plc*	13,914
14,000	Luk Fook Holdings International, Ltd.	38,534
2,347	Matas A/S*	30,784
1,681	Mekonomen AB*	24,857
2,955	Mobilezone Holding AG	38,497
3,966	Nick Scali, Ltd.	30,069
1,900	Nishimatsuya Chain Co., Ltd.	28,719
400	Nitori Co., Ltd.	77,639
2,300	Nojima Corp.	58,618
28,290	Oriental Watch Holdings	9,580
1,400	Pal Group Holdings Co., Ltd.	19,393
76,677	Pendragon plc*	17,642
19,618	Pets At Home Group plc	111,698
2,736	Premier Investments, Ltd.	54,226
61,088	SA SA International Holdings, Ltd.*	14,028
400	Shimamura Co., Ltd.	46,178
8,071	Super Retail Group, Ltd.	72,386
3,968	Superdry plc*	13,885
900	T-Gaia Corp.	15,604
1,300	United Arrows, Ltd.*	24,704
2,400	USS Co., Ltd.	47,038
240	Valora Holding AG*	50,932
8,200	VT Holdings Co., Ltd.	33,009
4,080	WHSmith plc*	101,093
300	Workman Co., Ltd.	21,521
800	World Co., Ltd.	10,693
700	Xebio Holdings Co., Ltd.	5,911
2,913	XXL ASA*(a)	6,365
10,200	Yamada Holdings Co., Ltd.	55,117
800	Yellow Hat, Ltd.	13,722

		4,239,454

Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	142,283
4,400	Canon, Inc.	99,716
700	EIZO Corp.	26,484
1,800	Elecom Co., Ltd.	39,952
2,300	FUJIFILM Holdings Corp.	137,006
16,000	Konica Minolta, Inc.	87,076
1,323	Logitech International SA, Class R	138,693
1,900	Maxell Holdings, Ltd.*	24,125
4,900	Mcj Co., Ltd.	42,734
5,300	NEC Corp.	312,774
1,300	Noritsu Koki Co., Ltd.	31,115
1,935	Quadient	46,523
10,400	Ricoh Co., Ltd.	105,459
600	Roland Dg Corp.	9,846
2,197	S&T AG	54,617
7,600	Seiko Epson Corp.	124,358
1,200	Toshiba Tec Corp.*	44,102
4,400	Wacom Co., Ltd.	29,635

		1,496,498

Textiles, Apparel & Luxury Goods (1.9%):
1,248	Adidas AG*	389,537
3,137	Aritzia, Inc.*	72,901
1,500	Asics Corp.	23,961
1,383	Brunello Cucinelli SpA*	59,533
6,313	Burberry Group plc*	165,259
364	Calida Holding AG*	14,101
408	Canada Goose Holdings, Inc.*	16,014
909	Chargeurs SA	24,629
2,481	Cie Financiere Richemont SA	238,278
35,102	Coats Group plc*	27,539
485	Delta-Galil Industries, Ltd.*	11,993
829	Fox Wizel, Ltd.	94,487

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
2,382	Gildan Activewear, Inc.*	$73,032
400	Goldwin, Inc.	25,657
900	Gunze, Ltd.	33,743
189	Hermes International SA	209,258
2,775	Hugo Boss AG	108,820
473	Kering	326,559
1,500	Komatsu Matere Co., Ltd.	13,215
700	Kurabo Industries, Ltd.	12,157
2,199	LVMH Moet Hennessy Louis Vuitton SA	1,465,262
5,170	Moncler SpA	296,956
3,560	New Wave Group AB*	28,464
5,000	Onward Holdings Co., Ltd.	14,113
9,893	Ovs SpA*(a)	15,622
44,000	Pacific Textiles Holdings, Ltd.	28,232
4,972	Pandora A/S*	532,857
10,400	Prada SpA*	65,029
902	Puma SE*	88,419
73,200	Samsonite International SA*(a)	141,753
2,100	Sankyo Seiko Co., Ltd.	10,416
500	Sanyo Shokai, Ltd.*	3,579
1,000	Seiren Co., Ltd.	17,605
17,500	Stella International Holdings, Ltd.	22,220
451	Swatch Group AG (The), Class B	129,807
1,054	Swatch Group AG (The), Registered Shares	58,653
2,999	Ted Baker plc*	4,658
60,000	Texwinca Holdings, Ltd.	13,746
404	Tod’s SpA*	13,194
3,200	Tsi Holdings Co., Ltd.*	9,260
5,500	Unitika, Ltd.*	20,510
2,000	Wacoal Holdings Corp.	44,462
40,014	Yue Yuen Industrial Holdings, Ltd.	99,969

		5,065,459

Thrifts & Mortgage Finance (0.2%):
1,484	Aareal Bank AG*	42,123
3,618	Deutsche Pfandbriefbank AG*(a)	42,087
615	Equitable Group, Inc.	61,769
1,100	Firm Capital Mortgage Investment Corp.	12,300
16,190	Genworth Mortgage Insurance AU*	31,541
2,112	Home Capital Group, Inc.*	51,821
3,967	MyState, Ltd.	13,179
9,478	OSB Group plc*	55,678
10,978	Paragon Banking Group plc	69,252
1,626	Sagen MI Canada, Inc.	56,227
3,600	Timbercreek Financial Corp.	25,299

		461,276

Tobacco (0.5%):
13,477	British American Tobacco plc	515,408
18,433	Imperial Brands plc, Class A	379,179
13,100	Japan Tobacco, Inc.	251,945
3,118	Scandinavian Tobacco Group A/S(a)	59,780
779	Swedish Match AB, Class B	60,848

		1,267,160

Trading Companies & Distributors (2.2%):
10,548	AddTech AB, Class B	157,062
1,000	Alconix Corp.	14,948
12,544	Ashtead Group plc	748,367
653	BayWa AG	28,795
2,337	Beijer Ref AB	102,772
1,271	Bergman & Beving AB	17,662
9,600	BOC Aviation, Ltd.(a)	93,172
388	Bossard Holding AG	85,210
5,765	Brenntag AG	492,127

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,735	Bufab AB*	$42,826
4,067	Bunzl plc	130,211
4,000	CanWel Building Materials Group, Ltd.	28,651
70,000	China Strategic Holdings, Ltd.*	1,259
400	Daiichi Jitsugyo Co., Ltd.	15,113
1,506	Diploma plc	52,905
3,513	Ferguson plc	419,812
7,400	Finning International, Inc.	188,224
7,815	Grafton Group plc	110,331
1,700	Hanwa Co., Ltd.	52,343
29,424	Howden Joinery Group plc*	297,387
410	Imcd Group NV	56,979
1,800	Inaba Denki Sangyo Co., Ltd.	43,484
1,800	Inabata & Co., Ltd.	27,049
5,711	Indutrade AB*	131,909
9,000	Itochu Corp.	292,637
2,000	Iwatani Corp.	123,881
616	Jacquet Metals SA	14,317
500	Japan Pulp & Paper Co., Ltd.	16,512
700	Kamei Corp.	7,865
900	Kanaden Corp.	9,884
1,700	Kanamoto Co., Ltd.	44,299
3,100	Kanematsu Corp.	41,745
2,972	Kloeckner & Co. SE*	37,428
14,200	Marubeni Corp.	118,854
600	Mitani Corp.	37,350
6,700	Mitsubishi Corp.	190,210
8,600	Mitsui & Co., Ltd.	179,799
1,271	Momentum Group AB, Class B*	22,553
3,600	MonotaRo Co., Ltd.	97,905
4,300	Nagase & Co., Ltd.	67,470
600	Nichiden Corp.	11,881
500	Nippon Steel Trading Corp.	18,392
1,200	Nishio Rent All Co., Ltd.	32,530
700	Onoken Co., Ltd.	8,754
3,525	Reece, Ltd.	46,084
9,256	Rexel SA*	183,477
2,592	Richelieu Hardware, Ltd.	85,197
1,404	Russel Metals, Inc.	27,924
600	Senshu Electric Co., Ltd.	19,483
2,307	Seven Group Holdings, Ltd.	39,648
38,500	Sojitz Corp.	108,501
409	Solar A/S	30,943
17,864	Speedy Hire plc*	16,403
6,600	Sumitomo Corp.	94,417
2,572	Toromont Industries, Ltd.	196,897
1,900	Toyota Tsushu Corp.	80,305
8,059	Travis Perkins plc	171,284
1,000	Trusco Nakayama Corp.	26,586
800	Wajax Corp.	12,638
2,700	Wakita & Co., Ltd.	24,450
2,700	Yamazen Corp.	25,504
800	Yuasa Trading Co., Ltd.	22,539

		5,925,144

Transportation Infrastructure (0.5%):
833	Aena SME SA*(a)	135,123
496	Aeroports de Paris*	59,283
2,191	Atlantia SpA*	41,103
9,083	Atlas Arteria, Ltd.	41,110
8,117	Auckland International Airport, Ltd.*	44,484
671	Flughafen Zuerich AG*	110,292
1,452	Fraport AG*	88,281
2,198	Getlink SE	33,720
1,618	Hamburger Hafen und Logistik AG	35,823
182,200	Hutchison Port Holdings Trust	41,253

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
1,940	James Fisher & Sons plc	$28,401
400	Japan Airport Terminal Co., Ltd.	19,704
3,500	Kamigumi Co., Ltd.	66,591
1,400	Mitsubishi Logistics Corp.	42,872
400	Nissin Corp.	5,266
5,399	Port of Tauranga, Ltd.	29,078
32,311	Qube Holdings, Ltd.	73,661
9,000	SATS, Ltd.*	29,165
17,118	Signature Aviation plc*	95,374
2,100	Sumitomo Warehouse Co., Ltd. (The)	27,871
11,723	Sydney Airport*	55,240
9,135	Transurban Group	92,630
2,729	Westshore Terminals Investment Corp.	42,135

		1,238,460

Water Utilities (0.1%):
7,110	Pennon Group plc	95,567
4,673	Severn Trent plc	148,558
45,000	Siic Environment Holdings, Ltd.	6,859
8,586	United Utilities Group plc	109,589

		360,573

Wireless Telecommunication Services (1.3%):
1,292	1&1 Drillisch AG	36,316
3,670	Cellcom Israel, Ltd.*	13,754
5,583	Freenet AG	133,659
88,000	Hutchison Telecommunications Holdings, Ltd.	16,750
27,900	KDDI Corp.	857,404
5,186	Millicom International Cellular SA, SDR*	199,630
1,000	Okinawa Cellular Telephone Co.	45,927
1,324	Orange Belgium SA	35,550
5,106	Partner Communications Co.*	24,763
1,900	Rogers Communications, Inc., Class B	87,628
1,708	Rogers Communications, Inc., Class B	78,739
35,000	Smartone Telecommunications Ho	20,414
9,900	Softbank Corp.	128,857
17,300	SoftBank Group Corp.	1,467,013
21,800	StarHub, Ltd.	20,760
4,847	Tele2 AB	65,410
177,989	Vodafone Group plc	323,855

		3,556,429

Total Common Stocks (Cost $207,283,711)		260,705,679

Preferred Stocks (0.3%):
Automobiles (0.3%):
1,421	Bayerische Motoren Werke AG (BMW), 3.71%, 5/15/20	113,095
1,645	Porsche Automobil Holding SE, 2.44%, 5/20/20	174,445
2,281	Volkswagen AG, 2.04%, 5/8/20	637,398

		924,938

Household Products (0.0%†):
361	Henkel AG & Co. KGaA, 1.93%, 4/21/20	40,584

Total Preferred Stocks (Cost $641,545)		965,522

Warrants (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	–

Oil, Gas & Consumable Fuels (0.0%†):
766	Cenovus Energy, Inc., 1/1/26	3,048

Total Warrants (Cost $–)		3,048

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Rights (0.0%†):
IT Services (0.0%†):
1,172	Computershare, Ltd., Expires on 4/29/21*	$1,353

Oil, Gas & Consumable Fuels (0.0%†):
24,674	Snam SpA, Expires on 4/8/21*	25

Real Estate Management & Development (0.0%†):
5,920	Frasers Property, Ltd., Expires on 4/5/21*	88

Specialty Retail (0.0%†):
38,650	Esprit Holdings, Ltd., Expires on 4/15/21*	179

Total Rights (Cost $–)		1,645

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.8%):
1,957,440	BlackRock Liquidity FedFund, Institutional Class , 0.07%(c)(d)	1,957,440

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,957,440)		1,957,440

Unaffiliated Investment Companies (0.1%):

Money Markets (0.1%):
289,282	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	289,282

Total Unaffiliated Investment Companies (Cost $289,282)		289,282

Total Investment Securities (Cost $210,171,978) - 99.9%		263,922,616
Net other assets (liabilities) - 0.1%		179,322

Net Assets - 100.0%		$264,101,938

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $1,750,424.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.03% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(d)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

Country	Percentage
Australia	6.0%
Austria	0.5%
Belgium	1.0%
Bermuda	0.1%
Cambodia	—%†
Canada	10.4%
Cayman Islands	—%†
China	0.2%
Colombia	—%†
Denmark	2.5%
Egypt	0.1%
European Community	—%†
Faroe Islands	—%†
Finland	1.8%
France	8.6%
Germany	7.6%
Hong Kong	2.1%
India	—%†
Indonesia	—%†
Ireland	1.5%
Isle of Man	0.1%
Israel	0.1%
Italy	2.2%
Japan	18.2%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.6%
Malta	0.1%
Mexico	—%†
Monaco	0.1%
Netherlands	4.1%
New Zealand	0.1%
Norway	0.4%
Peru	—%†
Portugal	0.1%
Singapore	0.5%
Spain	2.2%
Sweden	3.2%
Switzerland	8.3%
United Arab Emirates	—%†
United Kingdom	16.1%
United States	1.2%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.9%):
Aerospace & Defense (1.7%):
1,210	AAR Corp.*	$50,397
2,968	Aerojet Rocketdyne Holdings, Inc.	139,377
552	AeroVironment, Inc.*	64,065
712	Astronics Corp.*	12,844
415	Astronics Corp., Class B*	7,366
1,160	Axon Enterprise, Inc.*	165,207
4,420	Boeing Co. (The)*	1,125,862
3,220	BWX Technologies, Inc.	212,327
685	CPI Aerostructures, Inc.*	3,110
1,202	Cubic Corp.	89,633
1,425	Curtiss-Wright Corp.	169,005
625	Ducommun, Inc.*	37,500
3,695	General Dynamics Corp.	670,864
769	HEICO Corp.	96,740
1,107	HEICO Corp., Class A	125,755
2,713	Hexcel Corp.*	151,928
12,010	Howmet Aerospace, Inc.*	385,881
1,188	Huntington Ingalls Industries, Inc.	244,550
2,947	Kratos Defense & Security Solutions, Inc.*	80,394
1,779	L3harris Technologies, Inc.	360,568
2,834	Lockheed Martin Corp.	1,047,163
1,378	Mercury Systems, Inc.*	97,356
913	Moog, Inc., Class A	75,916
343	National Presto Industries, Inc.	35,010
1,853	Northrop Grumman Corp.	599,705
953	Park Aerospace Corp., Class C	12,599
12,981	Raytheon Technologies Corp.	1,003,042
2,910	Spirit AeroSystems Holdings, Inc., Class A	141,572
495	Teledyne Technologies, Inc.*	204,757
6,294	Textron, Inc.	352,968
521	TransDigm Group, Inc.*	306,306
337	Vectrus, Inc.*	18,009

		8,087,776

Air Freight & Logistics (0.7%):
2,159	Air Transport Services Group, Inc.*	63,172
464	Atlas Air Worldwide Holdings, Inc.*	28,044
3,174	C.H. Robinson Worldwide, Inc.	302,895
1,026	Echo Global Logistics, Inc.*	32,227
2,787	Expeditors International of Washington, Inc.	300,132
2,696	FedEx Corp.	765,772
619	Forward Air Corp.	54,973
766	Hub Group, Inc., Class A*	51,536
3,266	Radiant Logistics, Inc.*	22,699
7,641	United Parcel Service, Inc., Class B	1,298,894
2,972	XPO Logistics, Inc.*	366,448

		3,286,792

Airlines (0.4%):
3,371	Alaska Air Group, Inc.*	233,307
446	Allegiant Travel Co.*	108,851
11,473	American Airlines Group, Inc.*	274,205
841	Copa Holdings SA, Class A*	67,944
3,875	Delta Air Lines, Inc.*	187,085
1,057	Hawaiian Holdings, Inc.*	28,190
9,359	JetBlue Airways Corp.*	190,362
1,602	SkyWest, Inc.*	87,277
7,398	Southwest Airlines Co.*	451,721
2,445	Spirit Airlines, Inc.*	90,221
4,270	United Airlines Holdings, Inc.*	245,696

		1,964,859

Auto Components (0.6%):
2,780	Adient plc*	122,876

Shares		Value
Common Stocks, continued
Auto Components, continued
4,269	American Axle & Manufacturing Holdings, Inc.*	$41,239
3,678	Aptiv plc*	507,196
2,666	Autoliv, Inc.*	247,405
7,498	BorgWarner, Inc.	347,608
1,911	Cooper Tire & Rubber Co.	106,978
1,256	Cooper-Standard Holding, Inc.*	45,618
3,513	Dana, Inc.	85,471
687	Dorman Products, Inc.*	70,514
1,147	Fox Factory Holding Corp.*	145,738
7,599	Gentex Corp.	271,056
799	Gentherm, Inc.*	59,214
6,932	Goodyear Tire & Rubber Co.*	121,795
1,365	Horizon Global Corp.*	14,100
578	LCI Industries	76,458
1,758	Lear Corp.	318,638
3,637	Modine Manufacturing Co.*	53,718
1,190	Motorcar Parts of America, Inc.*	26,775
616	Standard Motor Products, Inc.	25,613
587	Stoneridge, Inc.*	18,672
275	Strattec Security Corp.*	12,898
1,349	Tenneco, Inc.*	14,461
3,249	Veoneer, Inc.*^	79,536
517	Visteon Corp.*	63,048
1,621	VOXX International Corp.*	30,896

		2,907,521

Automobiles (0.9%):
56,479	Ford Motor Co.*	691,868
23,593	General Motors Co.*	1,355,654
5,001	Harley-Davidson, Inc.	200,540
3,237	Tesla, Inc.*	2,162,089
729	Winnebago Industries, Inc.	55,922

		4,466,073

Banks (5.8%):
859	1st Source Corp.	40,871
504	ACNB Corp.	14,767
954	Allegiance Bancshares, Inc.	38,675
749	Altabancorp	31,488
661	American National Bankshares, Inc.	21,859
587	American River Bankshares	9,574
1,776	Ameris Bancorp	93,258
704	Ames National Corp.	18,008
986	Arrow Financial Corp.	32,844
3,325	Associated Banc-Corp.	70,956
1,160	Atlantic Capital Bancshares, Inc.*	27,956
2,280	Atlantic Union Bankshares Corp.	87,461
1,454	Banc of California, Inc.	26,288
1,239	BancFirst Corp.	87,585
2,831	Bancorp, Inc. (The)*	58,658
2,523	BancorpSouth Bank	81,947
64,328	Bank of America Corp.	2,488,849
899	Bank of Commerce Holdings	11,462
1,028	Bank of Hawaii Corp.	91,996
387	Bank of Marin Bancorp	15,155
1,592	Bank of Nt Butterfield & Son, Ltd. (The)	60,846
4,810	Bank OZK	196,489
2,950	BankUnited, Inc.	129,653
1,129	Banner Corp.	60,210
433	Bar Harbor Bankshares	12,739
842	BCB Bancorp, Inc.	11,620
2,598	Berkshire Hills Bancorp, Inc.	57,987
2,016	BOK Financial Corp.	180,069
5,245	Boston Private Financial Holdings, Inc.	69,863
2,707	Brookline Bancorp, Inc.	40,605

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
578	Bryn Mawr Bank Corp.	$26,305
977	Byline BanCorp, Inc.	20,664
74	C&F Financial Corp.	3,277
5,075	Cadence Bancorp	105,205
843	Camden National Corp.	40,346
489	Capital City Bank Group, Inc.	12,724
2,132	Cathay General Bancorp	86,943
1,225	CBTX, Inc.	37,632
1,402	Central Pacific Financial Corp.	37,405
933	Central Valley Community Bancorp	17,177
273	Century Bancorp, Inc.	25,474
377	Chemung Financial Corp.	15,766
2,299	CIT Group, Inc.	118,421
17,822	Citigroup, Inc.	1,296,550
943	Citizens & Northern Corp.	22,425
6,103	Citizens Financial Group, Inc.	269,447
552	Citizens Holding Co.	10,985
365	City Holding Co.	29,850
938	Civista Bancshares, Inc.	21,518
735	CNB Financial Corp.	18,088
85	Codorus Valley Bancorp, Inc.	1,565
56	Colony Bankcorp, Inc.	874
1,908	Columbia Banking System, Inc.	82,216
3,274	Comerica, Inc.	234,877
3,398	Commerce Bancshares, Inc.	260,321
1,393	Community Bank System, Inc.	106,871
517	Community Trust Bancorp, Inc.	22,764
1,154	ConnectOne Bancorp, Inc.	29,254
1,845	Cullen/Frost Bankers, Inc.	200,662
1,643	Customers Bancorp, Inc.	52,280
4,350	CVB Financial Corp.	96,092
2,476	Dime Community Bancshares, Inc.	74,627
1,065	Eagle Bancorp, Inc.	56,669
4,301	East West Bancorp, Inc.	317,414
820	Enterprise Financial Services Corp.	40,541
682	Equity Bancshares, Inc.*	18,687
312	Evans Bancorp, Inc.	10,574
11,538	F.N.B. Corp.	146,533
1,329	Farmers National Banc Corp.	22,194
1,408	FB Financial Corp.	62,600
9,786	Fifth Third Bancorp	366,486
1,053	Financial Institutions, Inc.	31,895
6,611	First Bancorp	74,440
814	First Bancorp, Inc.	23,761
752	First Bancorp/Southern Pines NC	32,712
611	First Bancshares, Inc. (The)	22,369
1,378	First Busey Corp.	35,346
664	First Business Financial Services, Inc.	16,421
269	First Citizens BancShares, Inc., Class A	224,822
2,520	First Commonwealth Financial Corp.	36,212
512	First Community Bankshares	15,355
3,105	First Financial Bancorp	74,520
4,532	First Financial Bankshares, Inc.	211,780
536	First Financial Corp.	24,125
733	First Financial Northwest, Inc.	10,445
1,155	First Foundation, Inc.	27,096
1,512	First Hawaiian, Inc.	41,383
14,883	First Horizon Corp.	251,672
1,244	First Interstate BancSystem, Class A	57,274
1,606	First Merchants Corp.	74,679
660	First Mid Bancshares, Inc.	28,994
4,022	First Midwest Bancorp, Inc.	88,122
1,573	First of Long Island Corp. (The)	33,426
2,517	First Republic Bank	419,710

Shares		Value
Common Stocks, continued
Banks, continued
2,253	Flushing Financial Corp.	$47,831
5,044	Fulton Financial Corp.	85,899
769	German American Bancorp, Inc.	35,543
3,017	Glacier Bancorp, Inc.	172,210
397	Great Southern Bancorp, Inc.	22,498
2,353	Great Western Bancorp, Inc.	71,272
2,782	Hancock Whitney Corp.	116,872
2,408	Hanmi Financial Corp.	47,510
1,642	HarborOne BanCorp, Inc.	22,118
42	Hawthorn Bancshares, Inc.	894
1,853	Heartland Financial USA, Inc.	93,132
1,197	Heritage Financial Corp.	33,803
2,010	Hertiage Commerce Corp.	24,562
5,680	Hilltop Holdings, Inc.	193,858
4,922	Home Bancshares, Inc.	133,140
484	Hometrust Bancshares, Inc.	11,785
4,470	Hope BanCorp, Inc.	67,318
1,071	Horizon Bancorp	19,899
17,399	Huntington Bancshares, Inc.	273,512
929	Independent Bank Corp.	78,213
855	Independent Bank Corp.	20,212
1,169	Independent Bank Group, Inc.	84,449
1,836	International Bancshares Corp.	85,227
7,175	Investors Bancorp, Inc.	105,401
35,673	JPMorgan Chase & Co.	5,430,500
13,247	KeyCorp	264,675
1,465	Lakeland Bancorp, Inc.	25,535
582	Lakeland Financial Corp.	40,269
526	Landmark Bancorp, Inc.	13,897
712	LCNB Corp.	12,460
2,207	Live Oak Bancshares, Inc.	151,157
2,212	M&T Bank Corp.	335,361
2,571	Macatawa Bank Corp.	25,581
472	Mercantile Bank Corp.	15,326
241	Midland States BanCorp, Inc.	6,685
638	MidWestone Financial Group, Inc.	19,759
702	National Bank Holdings Corp.	27,855
514	National Bankshares, Inc.	18,252
1,264	NBT Bancorp, Inc.	50,434
373	Nicolet Bankshares, Inc.*	31,131
510	Northrim Bancorp, Inc.	21,680
511	Norwood Financial Corp.	13,598
2,292	OFG Bancorp	51,845
440	Ohio Valley Banc Corp.	10,683
4,797	Old National Bancorp	92,774
2,225	Old Second Bancorp, Inc.	29,392
550	Origin Bancorp, Inc.	23,326
638	Orrstown Financial Services, Inc.	14,227
1,205	Pacific Mercantile Bancorp*	10,725
3,190	Pacific Premier Bancorp, Inc.	138,574
2,447	PacWest Bancorp	93,353
467	Park National Corp.	60,383
1,165	Peapack-Gladstone Financial Corp.	35,975
546	Penns Woods Bancorp, Inc.	13,153
608	Peoples Bancorp of NC	14,373
569	Peoples Bancorp, Inc.	18,874
11,228	People’s United Financial, Inc.	200,981
2,297	Pinnacle Financial Partners, Inc.	203,652
3,622	PNC Financial Services Group, Inc. (The)	635,335
2,484	Popular, Inc.	174,675
432	Preferred Bank Los Angeles	27,510
945	Premier Financial Bancorp, Inc.	17,568
707	Primis Financial Corp.	10,280
2,791	Prosperity Bancshares, Inc.	209,018
606	QCR Holdings, Inc.	28,615

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
487	Rbb BanCorp	$9,871
13,669	Regions Financial Corp.	282,402
1,373	Renasant Corp.	56,815
1,417	Republic Bancorp, Inc., Class A	62,759
869	S & T Bancorp, Inc.	29,112
148	Salisbury Bancorp, Inc.	6,573
1,366	Sandy Spring Bancorp, Inc.	59,325
1,366	Seacoast Banking Corp of Florida*	49,504
1,252	Select Bancorp, Inc.*	13,860
1,110	ServisFirst Bancshares, Inc.	68,076
1,113	Shore Bancshares, Inc.	18,943
1,028	Sierra Bancorp	27,550
1,436	Signature Bank	324,680
3,102	Simmons First National Corp., Class A	92,036
2,840	South State Corp.	222,968
950	Southside Bancshares, Inc.	36,585
5,238	Sterling Bancorp	120,579
527	Stock Yards Bancorp, Inc.	26,909
557	Summit Financial Group, Inc.	14,788
791	SVB Financial Group*	390,485
5,125	Synovus Financial Corp.	234,469
5,120	TCF Financial Corp.	237,875
1,633	Texas Capital Bancshares, Inc.*	115,812
490	Tompkins Financial Corp.	40,523
2,209	TowneBank	67,154
820	TriCo Bancshares	38,843
959	Tristate Capital Holdings, Inc.*	22,115
1,501	Triumph BanCorp, Inc.*	116,162
11,522	Truist Financial Corp.	671,962
1,695	Trustmark Corp.	57,054
16,332	U.S. Bancorp	903,322
1,375	UMB Financial Corp.	126,954
6,312	Umpqua Holdings Corp.	110,776
4,681	United Bankshares, Inc.	180,593
1,942	United Community Banks, Inc.	66,261
1,190	United Security Bancshares	9,746
42	Unity Bancorp, Inc.	924
850	Univest Financial Corp.	24,302
13,568	Valley National Bancorp	186,424
501	Washington Trust Bancorp	25,867
2,517	Webster Financial Corp.	138,712
33,570	Wells Fargo & Co.	1,311,579
1,645	WesBanco, Inc.	59,319
1,062	West Bancorp	25,584
685	Westamerica Bancorp	43,004
3,400	Western Alliance Bancorp	321,096
1,524	Wintrust Financial Corp.	115,519
3,716	Zions Bancorp	204,231

		28,283,206

Beverages (1.3%):
225	Boston Beer Co., Inc. (The), Class A*	271,413
1,105	Brown-Forman Corp., Class A	70,355
4,134	Brown-Forman Corp., Class B	285,122
39,149	Coca-Cola Co. (The)	2,063,544
179	Coca-Cola Consolidated, Inc.	51,692
1,703	Constellation Brands, Inc., Class C	388,284
4,758	Keurig Dr Pepper, Inc.	163,532
615	MGP Ingredients, Inc.	36,377
3,243	Molson Coors Brewing Co., Class B*	165,879
4,050	Monster Beverage Corp.*	368,915
2,264	National Beverage Corp.	110,732
18,270	PepsiCo, Inc.	2,584,292

		6,560,137

Biotechnology (2.2%):
18,635	AbbVie, Inc.	2,016,681

Shares		Value
Common Stocks, continued
Biotechnology, continued
2,144	ACADIA Pharmaceuticals, Inc.*	$55,315
737	Acceleron Pharma, Inc.*	99,945
3,964	Adverum Biotechnologies, Inc.*	39,085
436	Agios Pharmaceuticals, Inc.*	22,515
7,184	Akebia Therapeutics, Inc.*	24,318
2,787	Alexion Pharmaceuticals, Inc.*	426,160
1,012	Alkermes plc*	18,904
959	Alnylam Pharmaceuticals, Inc.*	135,401
7,695	Amgen, Inc.	1,914,593
955	AnaptysBio, Inc.*	20,580
1,621	Arena Pharmaceuticals, Inc.*	112,481
1,753	Arrowhead Pharmaceuticals, Inc.*	116,241
1,907	Atara Biotherapeutics, Inc.*	27,385
3,318	Biogen, Inc.*	928,211
2,087	BioMarin Pharmaceutical, Inc.*	157,589
1,469	Bluebird Bio, Inc.*	44,290
718	Concert Pharmaceuticals, Inc.*	3,583
1,534	Denali Therapeutics, Inc.*	87,591
233	Eagle Pharmaceuticals, Inc.*	9,725
1,656	Emergent BioSolutions, Inc.*	153,859
585	Enanta Pharmaceuticals, Inc.*	28,852
2,306	Epizyme, Inc.*	20,085
1,700	Exact Sciences Corp.*	224,026
8,266	Exelixis, Inc.*	186,729
522	Fibrogen, Inc.*	18,119
2,400	Five Prime Therapeutics, Inc.*	90,408
1,432	G1 Therapeutics, Inc.*^	34,454
10,106	Gilead Sciences, Inc.	653,151
852	Global Blood Therapeutics, Inc.*	34,719
779	Glycomimetics Industries*	2,345
1,961	Incyte Corp.*	159,370
2,177	Intellia Therapeutics, Inc.*	174,715
1,964	Ionis Pharmaceuticals, Inc.*	88,301
2,568	Ironwood Pharmaceuticals, Inc.*	28,710
1,605	Karyopharm Therapeutics, Inc.*	16,885
83	Kodiak Sciences, Inc.*	9,411
1,263	Kura Oncology, Inc.*	35,705
340	Ligand Pharmaceuticals, Inc., Class B*	51,833
1,449	Macrogenics, Inc.*	46,151
194	Madrigal Pharmaceuticals, Inc.*	22,692
3,689	Myriad Genetics, Inc.*	112,330
340	Natera, Inc.*	34,524
715	Neurocrine Biosciences, Inc.*	69,534
1,522	ObsEva SA*	4,947
10,235	OPKO Health, Inc.*	43,908
9,565	PDL BioPharma, Inc.	23,626
1,720	Prothena Corp. plc*	43,207
687	Regeneron Pharmaceuticals, Inc.*	325,047
895	REGENXBIO, Inc.*	30,528
995	Repligen Corp.*	193,438
1,053	Rhythm Pharmaceuticals, Inc.*	22,397
2,600	Rocket Pharmaceuticals, Inc.*	115,362
1,793	Sage Therapeutics, Inc.*	134,206
2,916	Sangamo Therapeutics, Inc.*	36,537
660	Sarepta Therapeutics, Inc.*	49,190
1,210	Seagen, Inc.*	168,021
2,126	Spectrum Pharmaceuticals, Inc.*	6,931
874	Travere Therapeutics, Inc.*	21,824
1,104	Ultragenyx Pharmaceutical, Inc.*	125,701
1,559	United Therapeutics Corp.*	260,774
1,179	Vanda Pharmaceuticals, Inc.*	17,709
1,880	Vertex Pharmaceuticals, Inc.*	403,993
1,246	Xencor, Inc.*	53,653

		10,638,500

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products (1.0%):
3,264	A.O. Smith Corp.	$220,679
1,062	AAON, Inc.	74,351
2,557	Advanced Drainage Systems, Inc.	264,368
1,795	Allegion plc	225,488
515	American Woodmark Corp.*	50,769
1,085	Apogee Enterprises, Inc.	44,355
1,778	Armstrong Flooring, Inc.*	8,694
1,537	Armstrong World Industries, Inc.	138,468
7,244	Builders FirstSource, Inc.*	335,904
9,689	Carrier Global Corp.	409,070
3,362	Cornerstone Building Brands, Inc.*	47,169
889	Csw Industrials, Inc.	120,015
3,634	Fortune Brands Home & Security, Inc.	348,210
715	Gibraltar Industries, Inc.*	65,430
1,993	Griffon Corp.	54,150
1,209	Insteel Industries, Inc.	37,286
2,135	Jeld-Wen Holding, Inc.*	59,118
9,810	Johnson Controls International plc	585,362
617	Lennox International, Inc.	192,251
3,138	Masco Corp.	187,966
681	Masonite International Corp.*	78,478
2,817	Owens Corning	259,418
856	Patrick Industries, Inc.	72,760
1,379	PGT Innovations, Inc.*	34,820
1,160	Quanex Building Products Corp.	30,427
3,728	Resideo Technologies, Inc.*	105,316
1,453	Simpson Manufacturing Co., Inc.	150,720
3,325	Trane Technologies plc	550,486
3,254	Trex Co., Inc.*	297,871
2,320	UFP Industries, Inc.	175,949

		5,225,348

Capital Markets (3.2%):
1,463	Affiliated Managers Group, Inc.	218,031
3,098	Ameriprise Financial, Inc.	720,130
1,834	Ares Management Corp., Class A	102,759
630	Artisan Partners Asset Management, Inc., Class A	32,867
11,695	Bank of New York Mellon Corp. (The)	553,057
9,837	BGC Partners, Inc., Class A	47,513
1,149	BlackRock, Inc., Class A	866,300
4,934	Blackstone Group, Inc. (The), Class A	367,731
2,377	Blucora, Inc.*	39,553
1,851	Brightsphere Investment Group, Inc.	37,723
2,288	Cboe Global Markets, Inc.	225,803
18,638	Charles Schwab Corp. (The)	1,214,825
2,351	CME Group, Inc.	480,145
1,396	Cohen & Steers, Inc.	91,201
190	Diamond Hill Investment Group	29,642
2,917	Donnelley Financial Solutions, Inc.*	81,180
696	FactSet Research Systems, Inc.	214,779
3,404	Federated Hermes, Inc., Class B	106,545
8,195	Franklin Resources, Inc.	242,572
388	GAMCO Investors, Inc., Class A	7,197
3,046	Goldman Sachs Group, Inc.	996,042
255	Greenhill & Co., Inc.	4,202
211	Hennessy Advisors, Inc.	1,812
1,166	Houlihan Lokey, Inc.	77,551
693	Interactive Brokers Group, Inc., Class A	50,617
5,212	Intercontinental Exchange, Inc.	582,076
11,172	Invesco, Ltd.	281,758
4,134	Janus Henderson Group plc	128,774
7,968	KKR & Co., Inc., Class A	389,237
3,497	Lazard, Ltd., Class A	152,154

Shares		Value
Common Stocks, continued
Capital Markets, continued
2,674	LPL Financial Holdings, Inc.	$380,136
510	MarketAxess Holdings, Inc.	253,939
1,075	Moelis & Co., Class A	58,996
1,831	Moody’s Corp.	546,755
24,386	Morgan Stanley	1,893,817
1,127	Morningstar, Inc.	253,620
962	MSCI, Inc., Class A	403,347
2,507	Nasdaq, Inc.	369,682
3,371	Northern Trust Corp.	354,326
365	Oppenheimer Holdings, Class A	14,618
613	Piper Jaffray Cos., Inc.	67,215
394	PJT Partners, Inc.	26,654
1,113	Pzena Investment Management, Inc.	11,720
2,834	Raymond James Financial, Inc.	347,335
2,272	S&P Global, Inc.	801,721
3,335	SEI Investments Co.	203,202
660	Silvercrest Asset Management Group, Inc., Class A	9,491
4,945	State Street Corp.	415,429
3,955	Stifel Financial Corp.	253,357
597	StoneX Group, Inc.*	39,032
3,413	T. Rowe Price Group, Inc.	585,671
800	Tradeweb Markets, Inc., Class A	59,200
1,429	Virtu Financial, Inc., Class A	44,370
154	Virtus Investment Partners, Inc.	36,267
4,662	Waddell & Reed Financial, Inc., Class A	116,783
425	Westwood Holdings, Inc.	6,146
3,476	WisdomTree Investments, Inc.	21,725

		15,918,330

Chemicals (2.6%):
1,846	AdvanSix, Inc.*	49,510
2,162	Air Products & Chemicals, Inc.	608,257
2,067	Albemarle Corp.	302,009
1,157	American Vanguard Corp.	23,614
2,194	Ashland Global Holdings, Inc.	194,761
3,051	Avient Corp.	144,221
9,765	Axalta Coating Systems, Ltd.*	288,849
838	Balchem Corp.	105,094
1,642	Cabot Corp.	86,106
2,172	Celanese Corp.	325,387
7,247	CF Industries Holdings, Inc.	328,869
328	Chase Corp.	38,176
4,033	Chemours Co. (The)	112,561
578	Core Molding Technologies, Inc.*	6,778
10,481	Corteva, Inc.	488,624
10,590	Dow, Inc.	677,125
3,007	DuPont de Nemours, Inc.	232,381
2,765	Eastman Chemical Co.	304,482
3,033	Ecolab, Inc.	649,274
9,453	Element Solutions, Inc.	172,895
1,912	Ferro Corp.*	32,236
2,634	FMC Corp.	291,347
3,222	Futurefuel Corp.	46,816
1,709	GCP Applied Technologies, Inc.*	41,939
1,438	H.B. Fuller Co.	90,465
7,802	Huntsman Corp.	224,932
962	Ingevity Corp.*	72,660
571	Innospec, Inc.	58,636
4,090	International Flavors & Fragrances, Inc.	571,005
1,498	Intrepid Potash, Inc.*	48,775
783	Koppers Holdings, Inc.*	27,217
2,348	Kraton Corp.*	85,913
2,011	Kronos Worldwide, Inc.	30,768
3,530	Linde plc	988,893

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
2,160	Livent Corp.*	$37,411
1,233	LSB Industries, Inc.*	6,325
8,572	LyondellBasell Industries NV, Class A	891,916
971	Minerals Technologies, Inc.	73,136
8,529	Mosaic Co. (The)	269,602
301	NewMarket Corp.	114,428
4,819	Olin Corp.	182,977
3,596	PPG Industries, Inc.	540,335
1,630	PQ Group Holdings, Inc.	27,221
3,631	Rayonier Advanced Materials, Inc.*	32,933
2,581	RPM International, Inc.	237,065
1,131	Scotts Miracle-Gro Co. (The)	277,061
1,042	Sensient Technologies Corp.	81,276
1,113	Sherwin Williams Co.	821,405
569	Stepan Co.	72,326
1,627	Trecora Resources*	12,642
1,070	Tredegar Corp.	16,061
2,086	Trinseo SA	132,816
4,906	Tronox Holdings plc, Class A	89,780
5,105	Valvoline, Inc.	133,087
4,276	Venator Materials plc*	19,798
1,712	W.R. Grace & Co.	102,480
2,616	Westlake Chemical Corp.	232,275

		12,154,931

Commercial Services & Supplies (0.9%):
1,913	ABM Industries, Inc.	97,582
2,927	ACCO Brands Corp.	24,704
11,570	ADT, Inc.	97,651
1,067	Brady Corp., Class A	57,031
844	Brink’s Co. (The)	66,870
1,028	Casella Waste Systems, Inc.*	65,350
2,003	CECO Environmental Corp.*	15,884
518	Cimpress plc*	51,867
1,047	Cintas Corp.	357,352
433	Civeo Corp.*	6,629
2,044	Clean Harbors, Inc.*	171,819
2,965	Copart, Inc.*	322,029
2,431	Covanta Holding Corp.	33,694
859	Deluxe Corp.	36,044
1,613	Ennis, Inc.	34,438
2,148	Healthcare Services Group, Inc.	60,208
1,042	Heritage-Crystal Clean, Inc.*	28,269
1,349	Herman Miller, Inc.	55,511
1,467	HNI Corp.	58,035
3,423	IAA, Inc.*	188,744
2,041	Interface, Inc.	25,472
5,118	KAR Auction Services, Inc.*	76,770
2,829	Kimball International, Inc., Class B	39,606
1,617	Knoll, Inc.	26,697
919	Matthews International Corp., Class A	36,346
730	McGrath Rentcorp	58,875
1,035	MSA Safety, Inc.	155,271
1,552	NL Industries, Inc.	11,562
4,238	Pitney Bowes, Inc.	34,921
2,606	Quad Graphics, Inc.*	9,199
4,955	Republic Services, Inc., Class A	492,278
5,020	Rollins, Inc.	172,788
2,114	RR Donnelley & Sons Co.*	8,583
503	SP Plus Corp.*	16,493
2,563	Steelcase, Inc., Class A	36,882
2,586	Stericycle, Inc.*	174,581
1,534	Team, Inc.*	17,687
1,293	Tetra Tech, Inc.	175,486
542	UniFirst Corp.	121,251

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,141	US Ecology, Inc.*	$47,511
1,003	Viad Corp.*	41,875
1,763	Vidler Water Resouces, Inc.*	15,691
824	Vse Corp.	32,548
4,386	Waste Management, Inc.	565,881

		4,223,965

Communications Equipment (0.9%):
1,069	ADTRAN, Inc.	17,831
752	Applied Optoelectronics, Inc.*	6,287
935	Arista Networks, Inc.*	282,267
1,829	CalAmp Corp.*	19,845
644	Calix, Inc.*	22,321
2,888	Ciena Corp.*	158,031
44,256	Cisco Systems, Inc.	2,288,478
6,102	CommScope Holding Co., Inc.*	93,727
316	Communications Systems, Inc.	1,883
756	Comtech Telecommunications Corp.	18,779
1,262	Digi International, Inc.*	23,965
1,548	EchoStar Corp., Class A*	37,152
1,189	EMCORE Corp.*	6,492
1,236	F5 Networks, Inc.*	257,854
2,194	Harmonic, Inc.*	17,201
2,944	Infinera Corp.*	28,351
1,013	InterDigital, Inc.	64,275
5,828	Juniper Networks, Inc.	147,623
909	KVH Industries, Inc.*	11,526
1,533	Lumentum Holdings, Inc.*	140,040
1,806	Motorola Solutions, Inc.	339,618
1,010	NETGEAR, Inc.*	41,511
1,838	NetScout Systems, Inc.*	51,758
419	Palo Alto Networks, Inc.*	134,943
3,679	Ribbon Communications, Inc.*	30,205
181	Ubiquiti, Inc.	53,992
2,004	ViaSat, Inc.*	96,332
6,628	Viavi Solutions, Inc.*	104,060

		4,496,347

Construction & Engineering (0.5%):
4,533	AECOM*	290,611
800	Aegion Corp.*	23,000
673	Ameresco, Inc., Class A*	32,728
1,062	Arcosa, Inc.	69,126
455	Argan, Inc.	24,274
1,049	Comfort Systems USA, Inc.	78,434
1,213	Construction Partners, Inc., Class A*	36,244
710	Dycom Industries, Inc.*	65,924
1,978	EMCOR Group, Inc.	221,852
2,848	Fluor Corp.*	65,760
1,277	Granite Construction, Inc.	51,399
2,266	Great Lakes Dredge & Dock Co.*	33,038
656	IES Holdings, Inc.*	33,069
2,047	Jacobs Engineering Group, Inc.	264,616
2,706	MasTec, Inc.*	253,552
487	MYR Group, Inc.*	34,903
346	NV5 Global, Inc.*	33,413
2,101	Orion Group Holdings, Inc.*	12,753
3,094	Primoris Services Corp.	102,504
3,885	Quanta Services, Inc.	341,803
1,648	Tutor Perini Corp.*	31,230
568	Valmont Industries, Inc.	134,997
8,619	WillScot Mobile Mini Holdings Corp.*	239,177

		2,474,407

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	129,168
971	Martin Marietta Materials, Inc.	326,081
3,273	Summit Materials, Inc., Class A*	91,709

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials, continued
808	U.S. Concrete, Inc.*	$59,243
131	U.S. Lime & Minerals, Inc.	17,516
2,021	Vulcan Materials Co.	341,044

		964,761

Consumer Finance (0.9%):
7,604	Ally Financial, Inc.	343,777
7,312	American Express Co.	1,034,210
3,967	Capital One Financial Corp.	504,721
1,912	Consumer Portfolio Services, Inc.*	7,705
563	Credit Acceptance Corp.*	202,809
4,708	Discover Financial Services	447,213
950	Encore Capital Group, Inc.*	38,219
1,657	Enova International, Inc.*	58,790
3,948	EZCORP, Inc., Class A*	19,622
1,170	Firstcash, Inc.	76,834
1,425	Green Dot Corp., Class A*	65,251
5,431	LendingClub Corp.*	89,720
5,938	Navient Corp.	84,973
543	Nelnet, Inc., Class A	39,498
750	Nicholas Financial, Inc.*	7,928
5,999	OneMain Holdings, Inc.	322,266
1,392	PRA Group, Inc.*	51,601
2,187	PROG Holdings, Inc.	94,675
568	Regional Mgmt Corp.	19,687
7,521	Santander Consumer USA Holdings, Inc.	203,518
13,802	SLM Corp.	248,022
9,685	Synchrony Financial	393,792
237	World Acceptance Corp.*	30,753

		4,385,584

Containers & Packaging (0.9%):
21,700	Amcor plc	253,456
2,245	AptarGroup, Inc.	318,049
1,901	Avery Dennison Corp.	349,119
3,835	Ball Corp.	324,978
5,745	Berry Global Group, Inc.*	352,743
4,160	Crown Holdings, Inc.	403,686
11,400	Graphic Packaging Holding Co.	207,024
930	Greif, Inc., Class A	53,010
1,110	Greif, Inc., Class B	63,536
6,978	International Paper Co.	377,300
1,253	Myers Industries, Inc.	24,759
5,063	O-I Glass, Inc.*	74,629
2,417	Packaging Corp. of America	325,038
3,591	Sealed Air Corp.	164,540
5,030	Silgan Holdings, Inc.	211,411
3,180	Sonoco Products Co.	201,294
538	UFP Technologies, Inc.*	26,803
4,190	WestRock Co.	218,090

		3,949,465

Distributors (0.2%):
1,109	Core Markt Holdngs Co., Inc.	42,907
1,267	Funko, Inc., Class A*	24,935
2,466	Genuine Parts Co.	285,045
5,971	LKQ Corp.*	252,752
645	Pool Corp.	222,680
811	Weyco Group, Inc.	17,542

		845,861

Diversified Consumer Services (0.3%):
1,249	Adtalem Global Education, Inc.*	49,385
541	American Public Education, Inc.*	19,276
928	Bright Horizons Family Solutions, Inc.*	159,106
418	Carriage Services, Inc.	14,709
1,830	Chegg, Inc.*	156,758

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
1,826	Frontdoor, Inc.*	$98,148
112	Graham Holdings Co., Class B	62,993
1,296	Grand Canyon Education, Inc.*	138,802
3,465	H&R Block, Inc.	75,537
8,803	Houghton Mifflin Harcourt Co.*	67,079
3,406	Laureate Education, Inc.*	46,288
2,522	Perdoceo Education Corp.*	30,163
1,309	Regis Corp.*	16,441
3,783	Service Corp. International	193,121
825	Strategic Education, Inc.	75,826
1,002	Stride, Inc.*	30,170
3,452	Terminix Global Holdings, Inc.*	164,557
1,696	Universal Technical Institute, Inc.*	9,905
1,419	WW International, Inc.*	44,386

		1,452,650

Diversified Financial Services (0.9%):
15,072	Berkshire Hathaway, Inc., Class B*	3,850,444
2,704	Cannae Holdings, Inc.*	107,132
8,500	Equitable Holdings, Inc.	277,270
2,411	First Eagle Private Credit LLC*	245
6,286	Jefferies Financial Group, Inc.	189,209
827	Marlin Business Services, Inc.	11,280
2,777	Voya Financial, Inc.	176,728

		4,612,308

Diversified Telecommunication Services (1.7%):
398	Anterix, Inc.*	18,770
91,448	AT&T, Inc.	2,768,131
461	ATN International, Inc.	22,644
3,035	Cincinnati Bell, Inc.*	46,587
857	Cogent Communications Holdings, Inc.	58,927
4,558	Consolidated Communications Holdings, Inc.*	32,818
1,994	IDT Corp.*	45,184
4,575	Iridium Communications, Inc.*	188,719
41,808	Lumen Technologies, Inc.	558,137
4,045	Orbcomm, Inc.*	30,863
72,744	Verizon Communications, Inc.	4,230,063
2,930	Vonage Holdings Corp.*	34,633

		8,035,476

Electric Utilities (1.3%):
925	ALLETE, Inc.	62,151
3,658	Alliant Energy Corp.	198,117
4,579	American Electric Power Co., Inc.	387,841
1,163	Avangrid, Inc.	57,929
6,066	Duke Energy Corp.	585,551
4,361	Edison International	255,555
2,454	Entergy Corp.	244,099
3,085	Evergy, Inc.	183,650
3,630	Eversource Energy	314,322
9,675	Exelon Corp.	423,185
5,940	FirstEnergy Corp.	206,059
1,272	Genie Energy, Ltd., Class B	8,064
2,581	Hawaiian Electric Industries, Inc.	114,674
1,376	IDACORP, Inc.	137,559
734	MGE Energy, Inc.	52,400
16,146	NextEra Energy, Inc.	1,220,800
5,238	OGE Energy Corp.	169,502
737	Otter Tail Corp.	34,027
1,175	PG&E Corp.*	13,759
1,787	Pinnacle West Capital Corp.	145,372
2,755	PNM Resources, Inc.	135,133
2,036	Portland General Electric Co.	96,649
8,885	PPL Corp.	256,243
8,740	Southern Co. (The)	543,278

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
5,593	Xcel Energy, Inc.	$371,990

		6,217,909

Electrical Equipment (0.9%):
1,403	Acuity Brands, Inc.	231,495
283	Allied Motion Technologies, Inc.	14,526
3,342	AMETEK, Inc.	426,874
1,563	Atkore, Inc.*	112,380
394	AZZ, Inc.	19,838
3,450	Eaton Corp. plc	477,066
5,477	Emerson Electric Co.	494,135
823	Encore Wire Corp.	55,248
1,180	EnerSys	107,144
859	Generac Holdings, Inc.*	281,280
5,506	GrafTech International, Ltd.	67,338
1,806	Hubbell, Inc.	337,523
1,831	LSI Industries, Inc.	15,618
5,836	nVent Electric plc	162,883
606	Powell Industries, Inc.	20,525
400	Preformed Line Products Co.	27,500
1,466	Regal-Beloit Corp.	209,169
1,627	Rockwell Automation, Inc.	431,871
3,842	Sensata Technologies Holding plc*	222,644
4,883	Sunrun, Inc.*	295,324
1,298	Thermon Group Holdings, Inc.*	25,298
742	Tpi Composites, Inc.*	41,871

		4,077,550

Electronic Equipment, Instruments & Components (1.4%):
7,278	Amphenol Corp., Class A	480,130
2,582	Arlo Technologies, Inc.*	16,215
2,254	Arrow Electronics, Inc.*	249,788
2,249	Avnet, Inc.	93,356
724	Badger Meter, Inc.	67,383
550	Bel Fuse, Inc., Class B	10,940
1,417	Belden, Inc.	62,872
1,054	Benchmark Electronics, Inc.	32,590
2,500	CDW Corp.	414,375
2,111	Cognex Corp.	175,192
687	Coherent, Inc.*	173,735
11,096	Corning, Inc.	482,786
1,576	CTS Corp.	48,951
2,838	Daktronics, Inc.*	17,794
1,561	Dolby Laboratories, Inc., Class A	154,102
392	ePlus, Inc.*	39,059
839	Fabrinet*	75,837
392	FARO Technologies, Inc.*	33,935
16,972	Flex, Ltd.*	310,757
3,299	FLIR Systems, Inc.	186,295
640	Frequency Electronics, Inc.*	7,226
1,048	Insight Enterprises, Inc.*	100,000
959	IPG Photonics Corp.*	202,291
1,060	Itron, Inc.*	93,969
6,268	Jabil, Inc.	326,939
3,083	Keysight Technologies, Inc.*	442,102
1,603	Kimball Electronics, Inc.*	41,357
2,737	Knowles Corp.*	57,258
725	Littlelfuse, Inc.	191,719
790	Methode Electronics, Inc., Class A	33,164
915	MTS Systems Corp.*	53,253
3,415	National Instruments Corp.	147,477
902	Novanta, Inc.*	118,965
594	OSI Systems, Inc.*	57,083
621	PC Connection, Inc.	28,808
800	Plexus Corp.*	73,472
438	Rogers Corp.*	82,436
1,757	Sanmina Corp.*	72,705

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
738	ScanSource, Inc.*	$22,103
2,124	SYNNEX Corp.	243,920
3,729	TE Connectivity, Ltd.	481,451
3,139	Trimble, Inc.*	244,183
3,068	TTM Technologies, Inc.*	44,486
3,363	Vishay Intertechnology, Inc.	80,981
2,080	Vontier Corp.*	62,962
576	Zebra Technologies Corp., Class A*	279,464

		6,715,866

Energy Equipment & Services (0.4%):
4,779	Archrock, Inc.	45,353
10,629	Baker Hughes Co.	229,693
519	Bristow Group, Inc.*	13,432
6,215	ChampionX Corp.*	135,052
711	Core Laboratories NV	20,470
1,028	Dril-Quip, Inc.*	34,160
2,010	Exterran Corp.*	6,754
306	Forum Energy Technologies, Inc.*	5,673
6,571	Frank’s International NV*	23,327
760	Geospace Technologies Corp.*	6,931
1,086	Gulf Island Fabrication, Inc.*	4,192
19,516	Halliburton Co.	418,813
4,336	Helix Energy Solutions Group, Inc.*	21,897
2,727	Helmerich & Payne, Inc.	73,520
177	KLX Energy Services Holdings, Inc.*	2,837
2,181	Liberty Oilfield Services, Inc., Class A*	24,623
1,436	Mammoth Energy Services, Inc.*	7,640
1,750	Matrix Service Co.*	22,943
359	Nabors Industries, Ltd.*	33,549
935	Natural Gas Services Group*	8,826
4,799	Newpark Resources, Inc.*	15,069
8,513	NexTier Oilfield Solutions, Inc.*	31,668
8,395	NOV, Inc.*	115,179
4,818	Oceaneering International, Inc.*	55,022
3,066	Oil States International, Inc.*	18,488
6,531	Patterson-UTI Energy, Inc.	46,566
2,684	Propetro Holding Corp.*	28,611
4,475	RPC, Inc.*	24,165
23,184	Schlumberger, Ltd.	630,373
1,291	SEACOR Holdings, Inc.*	52,608
493	SEACOR Marine Holdings, Inc.*	2,628
3,974	Select Energy Services, Inc.*	19,791
1,450	Technip Energies NV, ADR*	21,707
13,590	TechnipFMC plc	104,915
4,086	TETRA Technologies, Inc.*	9,806
2,510	Tidewater, Inc.*	31,450
14,584	Transocean, Ltd.*	51,773
4,546	U.S. Silica Holdings, Inc.*	55,870

		2,455,374

Entertainment (1.2%):
5,649	Activision Blizzard, Inc.	525,357
2,561	Cinemark Holdings, Inc.*	52,270
2,791	Electronic Arts, Inc.	377,818
1,834	Eros STX Global Corp.*	3,320
1,045	Imax Corp.*	21,005
247	Liberty Braves Group, Class A*	7,042
527	Liberty Braves Group, Class C*	14,661
619	Liberty Media Corp-Liberty Formula One, Class A*	23,658
4,974	Liberty Media Corp-Liberty Formula One, Class C*	215,324
2,111	Lions Gate Entertainment Corp., Class A*	31,559

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
2,411	Lions Gate Entertainment Corp., Class B*	$31,102
2,071	Live Nation Entertainment, Inc.*	175,310
540	Madison Square Garden Entertainment Corp.*	44,172
1,459	Marcus Corp.*	29,165
3,168	Netflix, Inc.*	1,652,620
1,419	Reading International, Inc., Class A*	7,875
352	Spotify Technology SA*	94,318
1,662	Take-Two Interactive Software, Inc.*	293,675
10,676	Walt Disney Co. (The)*	1,969,937
1,208	World Wrestling Entertainment, Inc., Class A	65,546
27,521	Zynga, Inc.*	280,989

		5,916,723

Equity Real Estate Investment Trusts (0.0%†):
2,755	Brookfield Renewable Corp., Class A	128,934
419	CTO Realty Growth, Inc.	21,792

		150,726

Food & Staples Retailing (1.4%):
3,282	BJ’s Wholesale Club Holdings, Inc.*	147,231
1,222	Casey’s General Stores, Inc.	264,184
4,041	Costco Wholesale Corp.	1,424,372
613	Ingles Markets, Inc., Class A	37,791
19,769	Kroger Co. (The)	711,486
1,720	Natural Grocers by Vitamin Cottage, Inc.	30,186
3,362	Performance Food Group Co.*	193,685
678	PriceSmart, Inc.	65,597
1,864	Rite Aid Corp.*	38,137
1,048	SpartanNash Co.	20,572
4,494	Sprouts Farmers Market, Inc.*	119,630
7,027	Sysco Corp.	553,306
1,610	The Andersons, Inc.	44,082
1,143	The Chefs’ Warehouse, Inc.*	34,816
1,907	United Natural Foods, Inc.*	62,817
6,785	US Foods Holding Corp.*	258,644
738	Village Super Market, Inc., Class A	17,395
11,281	Walgreens Boots Alliance, Inc.	619,327
13,804	Walmart, Inc.	1,874,996
857	Weis Markets, Inc.	48,438

		6,566,692

Food Products (1.5%):
7,704	Archer-Daniels-Midland Co.	439,128
2,035	B&G Foods, Inc.^	63,207
4,205	Bunge, Ltd.	333,330
270	Calavo Growers, Inc.	20,963
1,477	Cal-Maine Foods, Inc.*	56,746
5,711	Campbell Soup Co.	287,092
8,140	Conagra Brands, Inc.	306,064
4,717	Darling Ingredients, Inc.*	347,077
1,004	Farmer Brothers Co.*	10,482
7,961	Flowers Foods, Inc.	189,472
1,375	Fresh Del Monte Produce, Inc.	39,366
10,572	General Mills, Inc.	648,276
3,202	Hain Celestial Group, Inc. (The)*	139,607
1,995	Hershey Co. (The)	315,529
4,488	Hormel Foods Corp.	214,437
3,521	Hostess Brands, Inc.*	50,491
2,764	Ingredion, Inc.	248,539
376	J & J Snack Foods Corp.	59,043
2,059	JM Smucker Co. (The)	260,525
300	John B Sanfilippo And Son, Inc.	27,111
3,437	Kellogg Co.	217,562
9,513	Kraft Heinz Co. (The)	380,520

Shares		Value
Common Stocks, continued
Food Products, continued
2,371	Lamb Weston Holdings, Inc.	$183,705
902	Lancaster Colony Corp.	158,175
1,028	Landec Corp.*	10,897
4,048	McCormick & Co.	360,920
778	McCormick & Co., Inc.	69,335
9,925	Mondelez International, Inc., Class A	580,910
4,222	Pilgrim’s Pride Corp.*	100,441
2,703	Post Holdings, Inc.*	285,761
587	Sanderson Farms, Inc.	91,443
29	Seaboard Corp.	107,010
266	Seneca Foods Corp., Class A*	12,526
3,045	Simply Good Foods Co. (The)*	92,629
875	Tootsie Roll Industries, Inc.^	28,986
1,535	TreeHouse Foods, Inc.*	80,188
4,868	Tyson Foods, Inc., Class A	361,692

		7,179,185

Gas Utilities (0.2%):
1,922	Atmos Energy Corp.	189,990
273	Chesapeake Utilities Corp.	31,690
2,171	National Fuel Gas Co.	108,528
2,685	New Jersey Resources Corp.	107,051
620	Northwest Natural Holding Co.	33,449
1,069	ONE Gas, Inc.	82,217
232	RGC Resources, Inc.	5,146
1,202	South Jersey Industries, Inc.	27,141
1,143	Southwest Gas Holdings, Inc.	78,536
912	Spire, Inc.	67,388
5,539	UGI Corp.	227,153

		958,289

Health Care Equipment & Supplies (2.4%):
10,675	Abbott Laboratories	1,279,292
763	ABIOMED, Inc.*	243,191
2,269	Accuray, Inc.*	11,232
656	Align Technology, Inc.*	355,244
2,726	AngioDynamics, Inc.*	63,788
955	Anika Therapeutics, Inc.*	38,954
36	Atrion Corp.	23,087
991	Avanos Medical, Inc.*	43,346
5,447	Baxter International, Inc.	459,400
1,924	Becton Dickinson & Co.	467,821
8,743	Boston Scientific Corp.*	337,917
1,208	Cantel Medical Corp.*	96,447
629	CONMED Corp.	82,141
682	Cooper Cos., Inc. (The)	261,949
1,619	CryoLife, Inc.*	36,557
4,118	Danaher Corp.	926,879
3,880	Dentsply Sirona, Inc.	247,583
693	DexCom, Inc.*	249,057
3,836	Edwards Lifesciences Corp.*	320,843
1,790	Envista Holdings Corp.*	73,032
2,271	Globus Medical, Inc., Class A*	140,053
1,463	Haemonetics Corp.*	162,408
149	Heska Corp.*	25,101
1,363	Hill-Rom Holdings, Inc.	150,584
4,490	Hologic, Inc.*	333,966
573	ICU Medical, Inc.*	117,717
1,172	IDEXX Laboratories, Inc.*	573,471
433	Inogen, Inc.*	22,741
334	Insulet Corp.*	87,147
940	Integer Holdings Corp.*	86,574
2,546	Integra LifeSciences Holdings Corp.*	175,903
681	Intuitive Surgical, Inc.*	503,218
2,327	Invacare Corp.	18,663
1,705	Lantheus Holdings, Inc.*	36,436
809	LeMaitre Vascular, Inc.	39,463
725	LENSAR, Inc.*	5,264

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,168	LivaNova plc*	$86,117
647	Masimo Corp.*	148,590
8,218	Medtronic plc	970,792
1,464	Meridian Bioscience, Inc.*	38,430
1,136	Merit Medical Systems, Inc.*	68,024
982	Natus Medical, Inc.*	25,149
804	Neogen Corp.*	71,468
952	Novocure, Ltd.*	125,835
1,066	NuVasive, Inc.*	69,887
2,205	OraSure Technologies, Inc.*	25,732
566	Orthofix Medical, Inc.*	24,536
466	Penumbra, Inc.*	126,090
700	Quidel Corp.*	89,551
1,567	ResMed, Inc.	304,029
624	SeaSpine Holdings Corp.*	10,858
176	Shockwave Medical, Inc.*	22,926
1,207	Steris plc	229,909
2,065	Stryker Corp.	502,993
3,310	Surgalign Holdings, Inc.*	7,216
531	Teleflex, Inc.	220,609
227	Utah Medical Products, Inc.	19,658
1,100	Varex Imaging Corp.*	22,539
1,344	Varian Medical Systems, Inc.*	237,256
775	West Pharmaceutical Services, Inc.	218,380
1,577	Zimmer Biomet Holdings, Inc.	252,446

		12,015,489

Health Care Providers & Services (2.8%):
3,551	Acadia Healthcare Co., Inc.*	202,904
343	Addus HomeCare Corp.*	35,874
864	Amedisys, Inc.*	228,779
2,183	AmerisourceBergen Corp.	257,747
1,394	AMN Healthcare Services, Inc.*	102,738
2,777	Anthem, Inc.	996,804
9,264	Brookdale Senior Living, Inc.*	56,047
5,011	Cardinal Health, Inc.	304,418
6,961	Centene Corp.*	444,878
297	Chemed Corp.	136,567
4,248	Cigna Corp.	1,026,912
5,028	Community Health Systems, Inc.*	67,979
318	CorVel Corp.*	32,624
1,589	Covetrus, Inc.*	47,622
1,177	Cross Country Healthcare, Inc.*	14,701
15,790	CVS Health Corp.	1,187,882
3,446	DaVita, Inc.*	371,375
3,452	Encompass Health Corp.	282,719
1,585	Ensign Group, Inc. (The)	148,736
78	Five Star Senior Living, Inc.*	477
502	Guardant Health, Inc.*	76,630
609	Hanger, Inc.*	13,897
2,241	HCA Healthcare, Inc.	422,070
2,772	Henry Schein, Inc.*	191,933
1,395	Humana, Inc.	584,854
1,529	InfuSystems Holdings, Inc.*	31,130
1,433	Laboratory Corp. of America Holdings*	365,458
742	LHC Group, Inc.*	141,878
1,171	Magellan Health, Inc.*	109,184
2,071	McKesson Corp.	403,928
1,710	MEDNAX, Inc.*	43,554
835	ModivCare, Inc.*	123,680
1,417	Molina Healthcare, Inc.*	331,238
575	National Healthcare Corp.	44,798
819	National Research Corp.*	38,354
3,178	Owens & Minor, Inc.	119,461
3,095	Patterson Cos., Inc.	98,885
629	Petiq, Inc.*	22,179

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,269	Premier, Inc., Class A	$76,806
2,229	Quest Diagnostics, Inc.	286,070
1,355	RadNet, Inc.*	29,471
2,778	Select Medical Holdings Corp.*	94,730
585	Surgery Partners, Inc.*	25,892
2,751	Tenet Healthcare Corp.*	143,052
792	The Pennant Group, Inc.*	36,274
1,303	Triple-S Management Corp., Class B*	33,917
207	U.S. Physical Therapy, Inc.	21,549
9,647	UnitedHealth Group, Inc.	3,589,358
2,273	Universal Health Services, Inc., Class B	303,195

		13,751,208

Health Care Technology (0.3%):
4,097	Allscripts Healthcare Solutions, Inc.*	61,516
5,194	Cerner Corp.	373,346
4,924	Change Healthcare, Inc.*	108,820
339	Computer Programs & Systems, Inc.	10,373
1,873	Evolent Health, Inc., Class A*	37,835
1,357	HealthStream, Inc.*	30,315
3,154	HMS Holdings Corp.*	116,619
1,430	NextGen Healthcare, Inc.*	25,883
1,095	Omnicell, Inc.*	142,208
1,047	Simulations Plus, Inc.	66,212
973	Teladoc Health, Inc.*	176,843
841	Veeva Systems, Inc., Class A*	219,703

		1,369,673

Hotels, Restaurants & Leisure (2.0%):
5,907	Aramark	223,166
6	Biglari Holdings, Inc., Class A*	4,053
67	Biglari Holdings, Inc., Class B*	8,895
492	BJ’s Restaurants, Inc.*	28,575
1,554	Bloomin’ Brands, Inc.*	42,036
491	Bluegreen Vacations Holding Corp.*	9,103
970	Brinker International, Inc.*	68,928
1,000	Caesars Entertainment, Inc.*	87,450
6,877	Carnival Corp., Class A*	182,516
2,943	Carrols Restaurant Group, Inc.*	17,614
665	Cheesecake Factory, Inc. (The)*	38,909
262	Chipotle Mexican Grill, Inc.*	372,255
1,393	Choice Hotels International, Inc.	149,455
428	Churchill Downs, Inc.	97,336
429	Chuy’s Holdings, Inc.*	19,013
613	Cracker Barrel Old Country Store, Inc.	105,975
1,943	Darden Restaurants, Inc.	275,906
1,410	Dave & Buster’s Entertainment, Inc.*	67,539
2,144	Del Taco Restaurants, Inc.	20,540
1,239	Denny’s Corp.*	22,438
451	Domino’s Pizza, Inc.	165,873
1,288	El Pollo Loco Holdings, Inc.*	20,763
1,277	Fiesta Restaurant Group, Inc.*	16,077
1,551	Hilton Grand Vacations, Inc.*	58,147
3,316	Hilton Worldwide Holdings, Inc.*	400,971
1,051	Hyatt Hotels Corp., Class A*	86,918
6,233	International Game Technology plc*	100,040
323	Jack in the Box, Inc.	35,459
3,711	Las Vegas Sands Corp.*	225,480
2,136	Luby’s, Inc.*	7,049
2,747	Marriott International, Inc., Class A*	406,858
1,326	Marriott Vacations Worldwide Corp.*	230,963
6,141	McDonald’s Corp.	1,376,443
6,537	MGM Resorts International	248,341
341	Nathans Famous, Inc.	21,514

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,162	Norwegian Cruise Line Holdings, Ltd.*	$142,420
671	Papa John’s International, Inc.	59,477
2,176	Penn National Gaming, Inc.*	228,132
2,093	Planet Fitness, Inc., Class A*	161,789
3,664	Playa Hotels & Resorts NV*	26,747
763	Potbelly Corp.*	4,509
878	Red Robin Gourmet Burgers*	35,023
1,400	Red Rock Resorts, Inc.*	45,626
3,592	Royal Caribbean Cruises, Ltd.*	307,511
2,527	Ruth’s Hospitality Group, Inc.*	62,745
3,394	Scientific Games Corp., Class A*	130,737
2,359	SeaWorld Entertainment, Inc.*	117,172
1,045	Six Flags Entertainment Corp.*	48,561
9,765	Starbucks Corp.	1,067,022
1,701	Texas Roadhouse, Inc., Class A*	163,194
2,677	Travel + Leisure Co.	163,725
942	Vail Resorts, Inc.*	274,744
6,284	Wendy’s Co. (The)	127,314
548	Wingstop, Inc.	69,689
1,891	Wyndham Hotels & Resorts, Inc.	131,954
1,778	Wynn Resorts, Ltd.*	222,908
3,299	Yum! Brands, Inc.	356,886

		9,190,483

Household Durables (1.1%):
906	Beazer Homes USA, Inc.*	18,954
183	Cavco Industries, Inc.*	41,287
858	Century Communities, Inc.*	51,755
5,611	D.R. Horton, Inc.	500,053
730	Ethan Allen Interiors, Inc.	20,155
431	Flexsteel Industries, Inc.	15,020
2,816	Garmin, Ltd.	371,290
2,761	GoPro, Inc., Class A*	32,138
1,329	Green Brick Partners, Inc.*	30,142
663	Helen of Troy, Ltd.*	139,668
500	Hooker Furniture Corp.	18,230
830	Installed Building Products, Inc.	92,030
596	iRobot Corp.*	72,819
2,155	KB Home	100,272
1,350	La-Z-Boy, Inc.	57,348
4,086	Leggett & Platt, Inc.	186,526
4,591	Lennar Corp., Class A	464,747
119	Lennar Corp., Class B	9,798
585	LGI Homes, Inc.*	87,346
1,017	Lifetime Brands, Inc.	14,940
1,880	M/I Homes, Inc.*	111,052
1,985	MDC Holdings, Inc.	117,909
3,168	Meritage Homes Corp.*	291,203
1,800	Mohawk Industries, Inc.*	346,158
10,746	Newell Brands, Inc.	287,778
69	NVR, Inc.*	325,054
8,076	PulteGroup, Inc.	423,505
122	Roku, Inc.*	39,744
1,139	Skyline Champion Corp.*	51,551
3,736	Taylor Morrison Home Corp., Class A*	115,106
6,004	Tempur Sealy International, Inc.	219,506
2,183	Toll Brothers, Inc.	123,842
1,121	TopBuild Corp.*	234,771
3,273	Tri Pointe Homes, Inc.*	66,638
905	Tupperware Brands Corp.*	23,901
320	Universal Electronics, Inc.*	17,590
2,101	Whirlpool Corp.	462,955

		5,582,781

Household Products (1.1%):
2,009	Central Garden & Pet Co., Class A*	104,247

Shares		Value
Common Stocks, continued
Household Products, continued
3,773	Church & Dwight Co., Inc.	$329,572
1,732	Clorox Co. (The)	334,068
6,660	Colgate-Palmolive Co.	525,008
1,114	Energizer Holdings, Inc.	52,870
3,022	Kimberly-Clark Corp.	420,209
333	Oil-Dri Corp of America	11,469
24,192	Procter & Gamble Co. (The)	3,276,322
1,245	Spectrum Brands Holdings, Inc.	105,825
218	WD-40 Co.	66,747

		5,226,337

Independent Power and Renewable Electricity Producers (0.2%):
7,504	AES Corp. (The)	201,182
5,810	Atlantic Power Corp.*	16,791
2,247	Atlantica Sustainable Infrastructure plc	82,308
1,323	Clearway Energy, Inc., Class A	35,073
2,753	Clearway Energy, Inc., Class C	77,469
6,130	NRG Energy, Inc.	231,285
1,462	Ormat Technologies, Inc.	114,811
13,537	Vistra Corp.	239,334

		998,253

Industrial Conglomerates (0.9%):
8,894	3M Co.	1,713,696
1,783	Carlisle Cos., Inc.	293,446
53,348	General Electric Co.	700,459
6,222	Honeywell International, Inc.	1,350,610
746	Raven Industries, Inc.	28,594
876	Roper Technologies, Inc.	353,326

		4,440,131

Insurance (3.1%):
7,012	Aflac, Inc.	358,874
275	Alleghany Corp.*	172,230
6,922	Allstate Corp. (The)	795,337
1,297	AMBAC Financial Group, Inc.*	21,712
3,511	American Equity Investment Life Holding Co.	110,702
2,547	American Financial Group, Inc.	290,613
10,777	American International Group, Inc.	498,005
409	American National Group , Inc.	44,119
745	Amerisafe, Inc.	47,680
3,183	Aon plc, Class A	732,439
7,386	Arch Capital Group, Ltd.*	283,401
560	Argo Group International Holdings, Ltd.	28,179
3,149	Arthur J. Gallagher & Co.	392,901
1,554	Assurant, Inc.	220,311
2,447	Assured Guaranty, Ltd.	103,459
5,206	Athene Holding, Ltd., Class A*	262,382
2,351	Axis Capital Holdings, Ltd.	116,539
2,603	Brighthouse Financial, Inc.*	115,183
5,822	Brown & Brown, Inc.	266,124
3,970	Chubb, Ltd.	627,140
2,482	Cincinnati Financial Corp.	255,869
2,176	Citizens, Inc.*	12,599
1,199	CNA Financial Corp.	53,511
2,354	Crawford & Co.	22,810
895	Crawford & Co., Class A	9,532
1,631	Donegal Group, Inc., Class A	24,237
800	eHealth, Inc.*	58,184
781	Employers Holdings, Inc.	33,630
447	Enstar Group, Ltd.*	110,288
664	Erie Indemnity Co., Class A	146,684
748	Everest Re Group, Ltd.	185,362
1,025	FBL Financial Group, Inc., Class A	57,318

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
1,054	FedNat Holding Co.	$4,880
6,772	Fidelity National Financial, Inc.	275,350
3,746	First American Financial Corp.	212,211
21,335	Genworth Financial, Inc., Class A*	70,832
695	Global Indemnity Group LLC, Class A	20,600
2,457	Globe Life, Inc.	237,420
2,383	Greenlight Capital Re, Ltd.*	20,732
1,469	Hallmark Financial Services, Inc.*	5,700
1,263	Hanover Insurance Group, Inc. (The)	163,508
8,211	Hartford Financial Services Group, Inc. (The)	548,413
397	HCI Group, Inc.	30,498
387	Heritage Insurance Holdings, Inc.	4,288
1,293	Horace Mann Educators Corp.	55,871
497	Independence Holding Co.	19,805
153	Investors Title Co.	25,398
868	James River Group Holdings	39,598
2,246	Kemper Corp.	179,051
152	Kinsale Capital Group, Inc.	25,050
3,278	Lincoln National Corp.	204,121
5,372	Loews Corp.	275,476
5,556	Maiden Holdings, Ltd.*	18,335
242	Markel Corp.*	275,788
4,645	Marsh & McLennan Cos., Inc.	565,761
1,688	Mercury General Corp.	102,647
6,896	MetLife, Inc.	419,208
162	National Western Life Group, Inc., Class A	40,338
9,717	Old Republic International Corp.	212,219
1,670	Primerica, Inc.	246,859
5,300	Principal Financial Group, Inc.	317,788
1,399	ProAssurance Corp.	37,437
6,878	Progressive Corp. (The)	657,606
5,840	Prudential Financial, Inc.	532,024
1,719	Reinsurance Group of America, Inc.	216,680
830	RenaissanceRe Holdings, Ltd.	133,008
1,252	RLI Corp.	139,686
321	Safety Insurance Group, Inc.	27,044
2,198	Selective Insurance Group, Inc.	159,443
5,145	SiriusPoint, Ltd.*	52,325
1,277	State Auto Financial Corp.	25,170
612	Stewart Information Services Corp.	31,842
1,767	Tiptree, Inc., Class A	15,815
5,503	Travelers Cos., Inc. (The)	827,650
728	United Fire Group, Inc.	25,334
2,794	United Insurance Holdings Co.	20,145
1,869	Universal Insurance Holdings, Inc.	26,801
5,839	Unum Group	162,499
85	White Mountains Insurance Group, Ltd.	94,767
1,549	Willis Towers Watson plc	354,535
2,831	WR Berkley Corp.	213,316

		14,828,226

Interactive Media & Services (3.4%):
2,093	Alphabet, Inc., Class A*	4,316,855
1,991	Alphabet, Inc., Class C*	4,118,642
1,229	Cargurus, Inc.*	29,287
1,955	Cars.com, Inc.*	25,337
2,881	DHI Group, Inc.*	9,651
21,000	Facebook, Inc., Class A*	6,185,131
728	IAC/InterActive Corp.*	157,474
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	34,350
2,717	Match Group, Inc.*	373,261
1,563	QuinStreet, Inc.*	31,729

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
4,440	Snap, Inc., Class A*	$232,168
1,344	Travelzoo, Inc.*	22,525
2,514	TripAdvisor, Inc.*	135,228
2,857	TrueCar, Inc.*	13,671
4,818	Twitter, Inc.*	306,569
1,590	Yelp, Inc.*	62,010
664	Zedge, Inc., Class B*	8,034
938	Zillow Group, Inc., Class A*	123,234
1,817	Zillow Group, Inc., Class C*^	235,556

		16,420,712

Internet & Direct Marketing Retail (3.2%):
893	1-800 Flowers.com, Inc., Class A*	24,656
3,983	Amazon.com, Inc.*	12,323,720
384	Booking Holdings, Inc.*	894,658
11,611	eBay, Inc.	711,058
1,700	Etsy, Inc.*	342,839
991	Expedia Group, Inc.*	170,571
210	Groupon, Inc.*	10,614
2,772	Grubhub, Inc.*	166,320
2,242	Lands’ End, Inc.*	55,624
1,546	Leaf Group, Ltd.*	9,972
1,736	Liquidity Services, Inc.*	32,255
4,404	Magnite, Inc.*	183,250
588	PetMed Express, Inc.^	20,683
1,526	Quotient Technology, Inc.*	24,935
8,810	Qurate Retail, Inc., Class A	103,606
764	Shutterstock, Inc.	68,027
385	Stamps.com, Inc.*	76,811
838	Wayfair, Inc., Class A*	263,761

		15,483,360

IT Services (4.9%):
6,388	Accenture plc, Class C	1,764,684
2,369	Akamai Technologies, Inc.*	241,401
1,974	Alliance Data Systems Corp.	221,266
2,873	Amdocs, Ltd.	201,541
5,891	Automatic Data Processing, Inc.	1,110,277
1,957	Black Knight, Inc.*	144,798
252	BM Technologies, Inc.*	2,936
3,165	Booz Allen Hamilton Holding Corp.	254,877
1,961	Broadridge Financial Solutions, Inc.	300,229
843	CACI International, Inc., Class A*	207,934
2,591	Cardtronics plc*	100,531
687	Cass Information Systems, Inc.	31,787
7,660	Cognizant Technology Solutions Corp., Class A	598,399
2,053	Concentrix Corp.*	307,375
6,347	Conduent, Inc.*	42,271
2,751	CoreLogic, Inc.	218,017
1,011	CSG Systems International, Inc.	45,384
7,895	DXC Technology Co.*	246,798
577	EPAM Systems, Inc.*	228,890
1,295	Euronet Worldwide, Inc.*	179,099
2,060	Evertec, Inc.	76,673
762	Exlservice Holdings, Inc.*	68,702
5,233	Fidelity National Information Services, Inc.	735,812
4,458	Fiserv, Inc.*	530,680
1,423	FleetCor Technologies, Inc.*	382,260
1,826	Gartner, Inc.*	333,336
6,266	Genpact, Ltd.	268,310
2,559	Global Payments, Inc.	515,843
2,119	GoDaddy, Inc., Class A*	164,477
2,548	GTT Communications, Inc.*^	4,663
1,357	Hackett Group, Inc. (The)	22,241
13,488	International Business Machines Corp.	1,797,411

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
1,038	Jack Henry & Associates, Inc.	$157,485
5,179	KBR, Inc.	198,822
3,168	Leidos Holdings, Inc.	305,015
2,160	Limelight Networks, Inc.*	7,711
1,456	LiveRamp Holdings, Inc.*	75,537
840	ManTech International Corp., Class A	73,038
9,044	MasterCard, Inc., Class A	3,220,117
2,057	MAXIMUS, Inc.	183,155
262	MongoDB, Inc.*	70,067
2,359	NIC, Inc.	80,041
642	Okta, Inc.*	141,516
6,036	Paychex, Inc.	591,649
5,946	PayPal Holdings, Inc.*	1,443,927
728	Perficient, Inc.*	42,748
3,968	Perspecta, Inc.	115,270
840	PFSweb, Inc.*	5,670
6,698	Sabre Corp.*	99,197
1,873	Science Applications International Corp.	156,564
3,035	Servicesource International, Inc.*	4,461
1,095	Square, Inc., Class A*	248,620
1,169	Sykes Enterprises, Inc.*	51,530
3,331	Teradata Corp.*	128,377
1,284	TTEC Holdings, Inc.	128,978
702	Twilio, Inc., Class A*	239,214
3,021	Unisys Corp.*	76,794
1,183	VeriSign, Inc.*	235,133
15,970	Visa, Inc., Class A	3,381,329
6,143	Western Union Co.	151,486
1,200	WEX, Inc.*	251,064

		23,213,417

Leisure Products (0.3%):
1,798	Acushnet Holdings Corp.	74,311
895	American Outdoor Brands, Inc.*	22,554
2,521	Brunswick Corp.	240,428
2,427	Callaway Golf Co.	64,922
658	Escalade, Inc.	13,759
3,535	Hasbro, Inc.	339,783
303	Johnson Outdoors, Inc., Class A	43,253
531	Malibu Boats, Inc.*	42,310
662	Marine Products Corp.	10,771
6,035	Mattel, Inc.*	120,217
995	Nautilus Group, Inc.*	15,562
1,859	Polaris, Inc.	248,177
1,410	Smith & Wesson Brands, Inc.	24,605
1,612	Vista Outdoor, Inc.*	51,697

		1,312,349

Life Sciences Tools & Services (1.0%):
2,589	Agilent Technologies, Inc.	329,165
314	Bio-Rad Laboratories, Inc., Class A*	179,347
482	Bio-Techne Corp.	184,090
4,230	Bruker Corp.	271,904
940	Charles River Laboratories International, Inc.*	272,440
1,979	Harvard Bioscience, Inc.*	10,805
893	Illumina, Inc.*	342,966
2,362	IQVIA Holdings, Inc.*	456,198
1,107	Luminex Corp.	35,313
765	Medpace Holdings, Inc.*	125,498
327	Mettler-Toledo International, Inc.*	377,911
1,400	Neogenomics, Inc.*	67,522
1,349	Pacific Biosciences of California, Inc.*	44,935
1,490	PerkinElmer, Inc.	191,152
1,655	PRA Health Sciences, Inc.*	253,761

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
2,622	Syneos Health, Inc.*	$198,879
2,658	Thermo Fisher Scientific, Inc.	1,213,059
670	Waters Corp.*	190,394

		4,745,339

Machinery (3.1%):
2,403	AGCO Corp.	345,191
228	Alamo Group, Inc.	35,602
737	Albany International Corp., Class A	61,517
4,381	Allison Transmission Holdings, Inc.	178,876
1,335	Altra Industrial Motion Corp.	73,852
656	Astec Industries, Inc.	49,476
1,591	Barnes Group, Inc.	78,818
837	Blue Bird Corp.*	20,950
5,639	Caterpillar, Inc.	1,307,514
1,019	Chart Industries, Inc.*	145,055
468	CIRCOR International, Inc.*	16,296
4,064	Colfax Corp.*	178,044
653	Columbus McKinnon Corp.	34,452
707	Commercial Vehicle Group, Inc.*	6,823
1,452	Crane Co.	136,357
2,926	Cummins, Inc.	758,156
3,090	Deere & Co.	1,156,092
562	DMC Global, Inc.*	30,494
3,960	Donaldson Co., Inc.	230,314
471	Douglas Dynamics, Inc.	21,737
2,266	Dover Corp.	310,737
1,250	Enerpac Tool Group Corp.	32,650
1,120	EnPro Industries, Inc.	95,502
751	ESCO Technologies, Inc.	81,776
2,747	Evoqua Water Technologies Co.*	72,246
1,153	Federal Signal Corp.	44,160
3,181	Flowserve Corp.	123,455
4,210	Fortive Corp.	297,394
983	Franklin Electric Co., Inc.	77,598
694	FreightCar America, Inc.*	4,577
889	Gencor Industries, Inc.*	11,921
606	Gorman-Rupp Co. (The)	20,065
3,181	Graco, Inc.	227,823
2,503	Harsco Corp.*	42,926
1,370	Helios Technologies, Inc.	99,832
2,088	Hillenbrand, Inc.	99,618
490	Hurco Cos, Inc.	17,297
896	Hyster-Yale Materials Handling, Inc., Class A	78,060
1,111	IDEX Corp.	232,555
3,382	Illinois Tool Works, Inc.	749,181
5,321	Ingersoll-Rand, Inc.*	261,846
2,566	ITT, Inc.	233,275
957	John Bean Technologies Corp.	127,606
286	Kadant, Inc.	52,913
2,377	Kennametal, Inc.	95,009
787	L.B. Foster Co., Class A*	14,087
1,806	Lincoln Electric Holdings, Inc.	222,030
221	Lindsay Corp.	36,823
774	Lydall, Inc.*	26,115
1,213	Manitex International, Inc.*	9,571
2,529	Manitowoc Co., Inc. (The)*	52,148
2,774	Meritor, Inc.*	81,611
1,601	Middleby Corp. (The)*	265,366
1,706	Mueller Industries, Inc.	70,543
4,883	Mueller Water Products, Inc., Class A	67,825
2,868	Navistar International Corp.*	126,278
1,258	NN, Inc.*	8,894
1,155	Nordson Corp.	229,475
158	Omega Flex, Inc.	24,945
2,069	Oshkosh Corp.	245,508

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
4,844	Otis Worldwide Corp.	$331,572
5,069	PACCAR, Inc.	471,011
1,980	Parker Hannifin Corp.	624,551
1,058	Park-Ohio Holdings Corp.	33,316
5,152	Pentair plc	321,073
524	Proto Labs, Inc.*	63,797
660	RBC Bearings, Inc.*	129,868
3,787	REV Group, Inc.	72,559
3,709	Rexnord Corp.	174,657
612	Shyft Group, Inc. (The)	22,766
1,567	Snap-On, Inc.	361,570
1,232	SPX Corp.*	71,789
878	SPX FLOW, Inc.	55,604
340	Standex International Corp.	32,494
2,392	Stanley Black & Decker, Inc.	477,611
537	Tennant Co.	42,901
1,823	Terex Corp.	83,986
863	The Greenbrier Cos., Inc.	40,751
2,819	Timken Co.	228,818
3,046	Titan International, Inc.*	28,267
2,013	Toro Co. (The)	207,621
1,022	TriMas Corp.*	30,987
3,242	Trinity Industries, Inc.	92,365
1,510	Wabash National Corp.	28,388
3,488	Wabtec Corp.	276,110
615	Watts Water Technologies, Inc., Class A	73,068
4,275	Welbilt, Inc.*	69,469
1,534	Woodward, Inc.	185,046
2,183	Xylem, Inc.	229,608

		14,698,480

Marine (0.0%†):
3,979	Costamare, Inc.	38,278
239	Eagle Bulk Shipping, Inc.*	8,633
147	Eneti, Inc.	3,091
1,300	Genco Shipping & Trading, Ltd.	13,104
1,654	Kirby Corp.*	99,703
1,541	Matson, Inc.	102,785

		265,594

Media (1.8%):
1,468	A.H. Belo Corp., Class A	3,068
4,725	Altice USA, Inc., Class A*	153,704
1,413	AMC Networks, Inc., Class A*	75,115
108	Cable One, Inc.	197,463
1,473	Charter Communications, Inc., Class A*	908,871
55,342	Comcast Corp., Class A	2,994,557
2,952	comScore, Inc.*	10,804
7,608	Discovery Communications, Inc., Class C*	280,659
4,410	Discovery, Inc., Class A*	191,659
4,832	DISH Network Corp., Class A*	174,918
4,131	E.W. Scripps Co. (The), Class A	79,604
4,691	Emerald Holding, Inc.*	25,894
8,164	Entercom Communications Corp.*	42,861
4,792	Entravision Communications Corp., Class A	19,360
5,288	Fox Corp., Class A	190,950
4,958	Fox Corp., Class B	173,183
7,573	Gannett Co, Inc.*	40,743
2,788	Gray Television, Inc.	51,299
11,906	Interpublic Group of Cos., Inc. (The)	347,655
864	John Wiley & Sons, Inc., Class A	46,829
192	John Wiley & Sons, Inc., Class B	10,224
563	Liberty Broadband Corp., Class A*	81,719
2,385	Liberty Broadband Corp., Class C*	358,108

Shares		Value
Common Stocks, continued
Media, continued
1,489	Liberty Latin America, Ltd.*	$19,104
5,752	Liberty Latin America, Ltd., Class C*	74,661
4,073	Liberty Media Corp.-Liberty SiriusXM, Class C*	179,660
2,477	Liberty Media Corp-Liberty SiriusXM, Class A*	109,186
143	Loral Space & Communications Inc.	5,387
131	Marchex, Inc., Class B*	368
1,649	Meredith Corp.*	49,107
2,059	MSG Networks, Inc., Class A*	30,967
3,726	National CineMedia, Inc.	17,214
3,530	New York Times Co. (The), Class A	178,689
10,643	News Corp., Class A	270,651
2,563	News Corp., Class B	60,128
1,767	Nexstar Media Group, Inc., Class A	248,140
6,016	Omnicom Group, Inc.	446,087
1,853	Scholastic Corp.	55,794
10,861	Sirius XM Holdings, Inc.	66,143
474	TechTarget, Inc.*	32,919
7,839	Tegna, Inc.	147,608
933	Tribune Publishing Co.*	16,785
445	ViacomCBS, Inc., Class A	20,991
8,842	ViacomCBS, Inc., Class B	398,774

		8,887,610

Metals & Mining (0.8%):
6,163	Alcoa Corp.*	200,236
4,528	Allegheny Technologies, Inc.*	95,360
799	Ampco-Pittsburgh Corp.*	5,393
3,002	Arconic Corp.*	76,221
1,138	Carpenter Technology Corp.	46,829
2,210	Century Aluminum Co.*	39,029
3,567	Cleveland-Cliffs, Inc.^	71,732
5,449	Coeur Mining, Inc.*	49,204
4,731	Commercial Metals Co.	145,904
702	Compass Minerals International, Inc.	44,029
7,323	Ferroglobe plc*	27,681
9,823	Ferroglobe Unit*(a)	–
841	Fortitude Gold Corp.*	3,885
22,580	Freeport-McMoRan, Inc.*	743,559
2,945	Gold Resource Corp.	7,775
943	Haynes International, Inc.	27,979
14,180	Hecla Mining Co.	80,684
151	Kaiser Aluminum Corp.	16,686
643	Materion Corp.	42,592
12,309	McEwen Mining, Inc.*	12,801
9,007	Newmont Corp.	542,852
4,882	Nucor Corp.	391,878
700	Olympic Steel, Inc.	20,615
1,961	Reliance Steel & Aluminum Co.	298,641
990	Royal Gold, Inc.	106,544
1,500	Ryerson Holding Corp.*	25,560
1,365	Schnitzer Steel Industries, Inc., Class A	57,043
1,446	Southern Copper Corp.	98,140
8,062	Steel Dynamics, Inc.	409,227
3,673	SunCoke Energy, Inc.	25,748
701	Synalloy Corp.*	6,197
2,052	TimkenSteel Corp.*	24,111
7,131	United States Steel Corp.	186,618
548	Universal Stainless & Alloy Products, Inc.*	5,573
1,489	Warrior Met Coal, Inc.	25,507
1,135	Worthington Industries, Inc.	76,147

		4,037,980

Multiline Retail (0.6%):
1,406	Big Lots, Inc.	96,030

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Multiline Retail, continued
1,248	Dillard’s, Inc., Class A	$120,519
2,684	Dollar General Corp.	543,832
4,675	Dollar Tree, Inc.*	535,101
4,813	Kohl’s Corp.	286,903
11,847	Macy’s, Inc.*	191,803
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	178,785
5,786	Target Corp.	1,146,033

		3,099,006

Multi-Utilities (0.7%):
3,133	Ameren Corp.	254,901
1,406	Avista Corp.	67,137
1,134	Black Hills Corp.	75,717
7,105	CenterPoint Energy, Inc.	160,928
3,460	CMS Energy Corp.	211,821
4,077	Consolidated Edison, Inc.	304,960
7,126	Dominion Energy, Inc.	541,291
2,251	DTE Energy Co.	299,698
7,317	MDU Resources Group, Inc.	231,290
6,003	NiSource, Inc.	144,732
993	NorthWestern Corp.	64,744
5,550	Public Service Enterprise Group, Inc.	334,166
3,046	Sempra Energy	403,839
305	Unitil Corp.	13,935
3,038	WEC Energy Group, Inc.	284,326

		3,393,485

Oil, Gas & Consumable Fuels (2.7%):
332	Adams Resources & Energy, Inc.	9,299
7,652	Antero Resources Corp.*	78,050
11,405	APA Corp.	204,150
432	Arch Resources, Inc.*	17,971
1,988	Berry Corp.	10,954
1,149	Bonanza Creek Energy, Inc.*	41,054
6,877	Cabot Oil & Gas Corp.	129,150
2,819	Callon Petroleum Co.*^	108,672
6,243	Centennial Resource Development, Inc., Class A*^	26,221
2,978	Cheniere Energy, Inc.*	214,446
16,075	Chevron Corp.	1,684,499
3,318	Cimarex Energy Co.	197,056
7,534	Clean Energy Fuel Corp.*	103,517
6,372	CNX Resources Corp.*	93,668
16,778	ConocoPhillips	888,731
1,846	CONSOL Energy, Inc.*	17,943
10,215	Continental Resources, Inc.*^	264,262
2,225	CVR Energy, Inc.	42,676
1,971	Delek US Holdings, Inc.	42,928
23,604	Devon Energy Corp.	515,747
5,705	DHT Holdings, Inc.	33,831
2,202	Diamondback Energy, Inc.	161,825
58	Dorian LPG, Ltd.*	762
5,391	Enlink Midstream LLC	23,127
8,944	EOG Resources, Inc.	648,708
10,783	EQT Corp.*	200,348
2,812	Equitrans Midstream Corp.	22,946
35,410	Exxon Mobil Corp.	1,976,941
4,505	Gaslog, Ltd.	25,994
1,014	Green Plains, Inc.*	27,449
4,737	Hess Corp.	335,190
4,760	HollyFrontier Corp.	170,313
1,180	International Seaways, Inc.	22,868
24,970	Kinder Morgan, Inc.	415,751
17,233	Kosmos Energy, Ltd.*	52,905
609	Laredo Petroleum, Inc.*	18,307
17,859	Marathon Oil Corp.	190,734
9,508	Marathon Petroleum Corp.	508,583
3,899	Matador Resources Co.	91,432

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,219	Murphy Oil Corp.	$69,234
1,032	New Fortress Energy, Inc.^	47,379
17,900	Occidental Petroleum Corp.	476,498
6,873	ONEOK, Inc.	348,186
2,936	PAR Pacific Holdings, Inc.*	41,456
3,458	PBF Energy, Inc., Class A*	48,931
3,014	PDC Energy, Inc.*	103,682
4,173	Peabody Energy Corp.*	12,769
787	Penn Virginia Corp.*	10,546
4,501	Phillips 66	367,012
1,401	PHX Minerals, Inc.	4,021
3,573	Pioneer Natural Resources Co.	567,464
6	PrimeEnergy Resources Corp.*	314
4,715	Range Resources Corp.*	48,706
1,426	Renewable Energy Group, Inc.*	94,173
374	REX American Resources Corp.*	31,480
1,682	Scorpio Tankers, Inc.	31,050
3,507	SFL Corp., Ltd.	28,126
6,397	SM Energy Co.	104,719
24,131	Southwestern Energy Co.*	112,209
3,310	Talos Energy, Inc.*	39,852
4,483	Targa Resources Corp.	142,335
6,407	Teekay Shipping Corp.*	20,502
1,031	Teekay Tankers, Ltd., Class A*^	14,331
4,537	Valero Energy Corp.	324,849
14,709	Williams Cos., Inc.	348,456
3,515	World Fuel Services Corp.	123,728

		13,181,016

Paper & Forest Products (0.1%):
1,071	Boise Cascade Co.	64,078
545	Clearwater Paper Corp.*	20,503
1,418	Domtar Corp.	52,395
2,520	Glatfelter Corp.	43,218
4,040	Louisiana-Pacific Corp.	224,059
3,875	Mercer International, Inc.	55,761
617	Neenah, Inc.	31,701
2,344	Resolute Forest Products*	25,667
665	Schweitzer-Mauduit International, Inc.	32,565
2,251	Verso Corp.	32,842

		582,789

Personal Products (0.3%):
12,350	Coty, Inc., Class A*	111,274
1,291	Edgewell Personal Care Co.	51,124
854	elf Beauty, Inc.*	22,913
2,138	Estee Lauder Co., Inc. (The), Class A	621,836
3,138	Herbalife Nutrition, Ltd.*	139,202
594	Inter Parfums, Inc.	42,132
186	Medifast, Inc.	39,399
1,236	Natures Sunshine Products, Inc.	24,671
1,116	Nu Skin Enterprises, Inc., Class A	59,025
340	United-Guardian, Inc.	5,151
645	Usana Health Sciences, Inc.*	62,952

		1,179,679

Pharmaceuticals (2.8%):
2,003	Amphastar Pharmaceuticals, Inc.*	36,695
900	ANI Pharmaceuticals, Inc.*	32,526
885	Assembly Biosciences, Inc.*	4,071
17,646	Bristol-Myers Squibb Co.	1,113,992
2,125	Catalent, Inc.*	223,784
2,976	Corcept Therapeutics, Inc.*	70,799
1,468	Cumberland Pharmaceuticals, Inc.*	4,448
1,054	Cymabay Therapeutics, Inc.*	4,785
6,155	Elanco Animal Health, Inc.*	181,265
9,039	Eli Lilly & Co.	1,688,666

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
8,827	Endo International plc*	$65,408
3,032	Horizon Therapeutics plc*	279,065
3,292	Innoviva, Inc.*	39,339
2,219	Intra-Cellular Therapies, Inc.*	75,291
1,466	Jazz Pharmaceuticals plc*	240,966
26,176	Johnson & Johnson	4,302,026
2,281	Lannett Co., Inc.*	12,044
27,244	Merck & Co., Inc.	2,100,240
3,567	Nektar Therapeutics*	71,340
1,317	Otonomy, Inc.*	3,358
3,223	Perrigo Co. plc	130,435
46,869	Pfizer, Inc.	1,698,064
793	Phibro Animal Health Corp., Class A	19,349
1,580	Prestige Consumer Healthcare, Inc.*	69,646
1,789	Supernus Pharmaceuticals, Inc.*	46,836
923	Taro Pharmaceutical Industries, Ltd.*	68,071
17,276	Viatris, Inc.*	241,346
5,010	Zoetis, Inc.	788,975
1,297	Zogenix, Inc.*	25,317

		13,638,147

Professional Services (0.7%):
1,633	ASGN, Inc.*	155,854
494	Barrett Business Services, Inc.	34,017
1,617	CBIZ, Inc.*	52,811
216	CoStar Group, Inc.*	177,528
456	CRA International, Inc.	34,036
1,098	Equifax, Inc.	198,881
1,104	Exponent, Inc.	107,585
825	Forrester Research, Inc.*	35,046
1,031	FTI Consulting, Inc.*	144,453
421	Heidrick & Struggles International, Inc.	15,038
466	Hill International, Inc.*	1,491
660	Huron Consulting Group, Inc.*	33,251
795	ICF International, Inc.	69,483
3,021	IHS Markit, Ltd.	292,372
514	Insperity, Inc.	43,042
1,042	Kelly Services, Inc., Class A*	23,205
577	Kforce, Inc.	30,927
1,558	Korn Ferry	97,172
2,100	ManpowerGroup, Inc.	207,690
659	Mistras Group, Inc.*	7,519
11,810	Nielsen Holdings plc	297,022
2,125	Resources Connection, Inc.	28,773
3,340	Robert Half International, Inc.	260,754
2,719	TransUnion	244,710
2,194	TriNet Group, Inc.*	171,044
1,029	Trueblue, Inc.*	22,659
1,755	Verisk Analytics, Inc.	310,091
633	Willdan Group, Inc.*	25,985

		3,122,439

Real Estate Management & Development (0.3%):
400	Altisource Portfolio Solutions*	3,676
491	BBX Capital, Inc.*	3,118
4,608	CBRE Group, Inc., Class A*	364,538
2,451	Cushman & Wakefield plc*	40,000
279	Forestar Group, Inc.*	6,495
232	FRP Holdings, Inc.*	11,419
1,280	Howard Hughes Corp. (The)*	121,766
323	Indus Realty Trust, Inc.	19,432
1,491	Jones Lang LaSalle, Inc.*	266,949
4,260	Kennedy-Wilson Holdings, Inc.	86,095
977	Marcus & Millichap, Inc.*	32,925
6,929	Newmark Group, Inc.	69,325
997	Rafael Holdings, Inc., Class B*	39,800
910	RE/MAX Holdings, Inc., Class A	35,845

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
3,814	Realogy Holdings Corp.*	$57,706
1,447	Tejon Ranch Co.*	24,223
357	The RMR Group, Inc., Class A	14,569
2,457	The St Joe Co.	105,405

		1,303,286

Road & Rail (1.2%):
598	AMERCO, Inc.	366,335
757	ArcBest Corp.	53,270
1,730	Avis Budget Group, Inc.*	125,494
419	Covenant Logistics Group, Inc.*	8,627
8,215	CSX Corp.	792,090
1,925	Heartland Express, Inc.	37,692
2,243	J.B. Hunt Transport Services, Inc.	376,981
1,439	Kansas City Southern	379,781
5,109	Knight-Swift Transportation Holdings, Inc.	245,692
1,096	Landstar System, Inc.	180,906
2,410	Marten Transport, Ltd.	40,898
2,564	Norfolk Southern Corp.	688,485
1,887	Old Dominion Freight Line, Inc.	453,654
400	P.A.M. Transportation SVCS*	24,680
1,902	Ryder System, Inc.	143,886
933	Saia, Inc.*	215,131
2,500	Schneider National, Inc., Class B	62,425
2,809	Uber Technologies, Inc.*	153,119
7,006	Union Pacific Corp.	1,544,191
586	Universal Logistics Holdings, Inc.	15,418
1,023	USA Truck, Inc.*	19,550
2,378	Werner Enterprises, Inc.	112,170
1,829	Yellow Corp.*	16,077

		6,056,552

Semiconductors & Semiconductor Equipment (5.2%):
870	Advanced Energy Industries, Inc.	94,978
8,812	Advanced Micro Devices, Inc.*	691,742
2,031	Alpha & Omega Semiconductor, Ltd.*	66,414
1,092	Ambarella, Inc.*	109,626
11,324	Amkor Technology, Inc.	268,492
3,365	Analog Devices, Inc.	521,844
9,479	Applied Materials, Inc.	1,266,394
608	Axcelis Technologies, Inc.*	24,983
1,701	AXT, Inc.*	19,834
4,142	Broadcom, Inc.	1,920,479
2,129	Brooks Automation, Inc.	173,833
437	CEVA, Inc.*	24,538
1,665	Cirrus Logic, Inc.*	141,175
697	CMC Materials, Inc.	123,223
2,261	Cohu, Inc.*	94,600
1,991	Cree, Inc.*	215,287
1,027	Diodes, Inc.*	81,996
3,180	Entegris, Inc.	355,524
2,936	First Solar, Inc.*	256,313
1,662	FormFactor, Inc.*	74,973
1,314	GSI Technology, Inc.*	8,791
948	Ichor Holdings, Ltd.*	51,002
975	Inphi Corp.*	173,950
53,513	Intel Corp.	3,424,831
2,542	KLA Corp.	839,877
1,562	Kulicke & Soffa Industries, Inc.	76,710
1,724	Lam Research Corp.	1,026,194
3,622	Lattice Semiconductor Corp.*	163,062
1,911	MA-COM Technology Solutions Holdings, Inc.*	110,876
7,843	Marvell Technology Group, Ltd.	384,150
3,942	Maxim Integrated Products, Inc.	360,181

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
1,132	MaxLinear, Inc., Class A*	$38,579
3,353	Microchip Technology, Inc.	520,453
13,628	Micron Technology, Inc.*	1,202,126
1,512	MKS Instruments, Inc.	280,355
421	Monolithic Power Systems, Inc.	148,701
1,500	Neophotonics Corp.*	17,925
150	NVE Corp.	10,515
4,377	NVIDIA Corp.	2,337,011
11,467	ON Semiconductor Corp.*	477,142
1,334	Onto Innovation, Inc.*	87,657
1,438	PDF Solutions, Inc.*	25,568
2,358	Photronics, Inc.*	30,324
1,520	Power Integrations, Inc.	123,850
1,567	Qorvo, Inc.*	286,291
11,921	Qualcomm, Inc.	1,580,605
2,888	Rambus, Inc.*	56,143
1,305	Semtech Corp.*	90,045
867	Silicon Laboratories, Inc.*	122,308
2,531	Skyworks Solutions, Inc.	464,388
1,151	SMART Global Holdings, Inc.*	52,969
1,030	SolarEdge Technologies, Inc.*	296,063
1,129	Synaptics, Inc.*	152,889
2,449	Teradyne, Inc.	297,994
12,376	Texas Instruments, Inc.	2,338,939
1,251	Ultra Clean Holdings, Inc.*	72,608
885	Universal Display Corp.	209,541
1,442	Veeco Instruments, Inc.*	29,907
3,065	Xilinx, Inc.	379,754

		24,876,522

Software (6.3%):
4,253	ACI Worldwide, Inc.*	161,827
4,350	Adobe, Inc.*	2,067,861
1,142	Alarm.com Holding, Inc.*	98,646
591	Alteryx, Inc., Class A*	49,029
1,009	American Software, Inc., Class A	20,886
1,301	Anaplan, Inc.*	70,059
988	ANSYS, Inc.*	335,485
1,409	Aspen Technology, Inc.*	203,361
447	Atlassian Corp. plc, Class A*	94,210
1,996	Autodesk, Inc.*	553,191
852	Avalara, Inc.*	113,682
3,318	Avaya Holdings Corp.*	93,004
2,272	Aware, Inc.*	8,293
1,196	Blackbaud, Inc.*	85,012
3	Blackline, Inc.*	325
794	Bottomline Technologies, Inc.*	35,929
2,969	Cadence Design Systems, Inc.*	406,723
2,601	CDK Global, Inc.	140,610
820	Cerence, Inc.*	73,456
1,607	Ceridian HCM Holding, Inc.*	135,422
1,606	Citrix Systems, Inc.	225,418
1,830	Cognyte Software, Ltd.*	50,892
505	CommVault Systems, Inc.*	32,573
387	Coupa Software, Inc.*	98,484
824	DocuSign, Inc.*	166,819
3,824	Dropbox, Inc., Class A*	101,948
1,380	Ebix, Inc.	44,201
990	Envestnet, Inc.*	71,508
429	Everbridge, Inc.*	51,986
492	Fair Isaac Corp.*	239,137
1,784	FireEye, Inc.*	34,913
530	Five9, Inc.*	82,855
2,322	Fortinet, Inc.*	428,223
977	Globant SA*	202,835
1,145	Guidewire Software, Inc.*	116,366

Shares		Value
Common Stocks, continued
Software, continued
239	HubSpot, Inc.*	$108,556
2,350	Intuit, Inc.	900,191
2,007	J2 Global, Inc.*	240,559
1,365	Manhattan Associates, Inc.*	160,224
70,103	Microsoft Corp.	16,528,185
430	MicroStrategy, Inc., Class A*	291,884
600	New Relic, Inc.*	36,888
9,121	NortonLifeLock, Inc.	193,912
3,699	Nuance Communications, Inc.*	161,424
879	OneSpan, Inc.*	21,536
19,525	Oracle Corp.	1,370,069
714	Paycom Software, Inc.*	264,223
912	Paylocity Holding Corp.*	164,005
963	Pegasystems, Inc.	110,109
947	Progress Software Corp.	41,725
886	Proofpoint, Inc.*	111,450
1,755	PTC, Inc.*	241,576
389	Q2 Holdings, Inc.*	38,978
894	Qualys, Inc.*	93,673
2,745	RealNetworks, Inc.*	11,666
1,867	RealPage, Inc.*	162,802
371	RingCentral, Inc., Class A*	110,513
4,955	salesforce.com, Inc.*	1,049,816
1,200	Sapiens International Corp. NV	38,148
574	ServiceNow, Inc.*	287,063
2,514	Slack Technologies, Inc., Class A*	102,144
3,309	SolarWinds Corp.*	57,709
967	Splunk, Inc.*	131,009
4,289	SS&C Technologies Holdings, Inc.	299,672
2,279	Synchronoss Technologies, Inc.*	8,136
1,631	Synopsys, Inc.*	404,129
267	The Trade Desk, Inc., Class A*	173,993
409	Tyler Technologies, Inc.*	173,633
1,022	Verint Systems, Inc.*	46,491
742	VMware, Inc., Class A*^	111,634
494	Workday, Inc., Class A*	122,724
7,046	Xperi Holding Corp.	153,391
185	Zoom Video Communications, Inc., Class A*	59,439
566	Zscaler, Inc.*	97,165

		31,375,613

Specialty Retail (2.7%):
1,093	Aaron’s Co., Inc. (The)	28,068
4,015	Abercrombie & Fitch Co., Class A*	137,755
1,285	Advance Auto Parts, Inc.	235,785
5,007	American Eagle Outfitters, Inc.	146,405
200	America’s Car Mart, Inc.*	30,474
534	Asbury Automotive Group, Inc.*	104,931
1,100	At Home Group, Inc.*	31,570
2,991	AutoNation, Inc.*	278,821
266	AutoZone, Inc.*	373,544
3,164	Barnes & Noble Education, Inc.*	25,755
5,744	Bed Bath & Beyond, Inc.*	167,438
5,965	Best Buy Co, Inc.	684,841
1,657	Big 5 Sporting Goods Corp.^	26,015
841	Boot Barn Holdings, Inc.*	52,403
583	Build-A-Bear Workshop, Inc.*	4,023
355	Burlington Stores, Inc.*	106,074
2,280	Caleres, Inc.	49,704
3,468	CarMax, Inc.*	460,065
1,987	Cato Corp., Class A*	23,844
7,822	Chico’s FAS, Inc.*	25,891
881	Citi Trends, Inc.*	73,810
1,572	Conn’s, Inc.*	30,575
3,425	Designer Brands, Inc., Class A*	59,595
2,039	Dick’s Sporting Goods, Inc.	155,270

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
1,392	Five Below, Inc.*	$265,580
2,862	Floor & Decor Holdings, Inc., Class A*	273,264
4,013	Foot Locker, Inc.	225,731
8,563	Gap, Inc. (The)	255,006
435	Genesco, Inc.*	20,663
630	Group 1 Automotive, Inc.	99,408
2,846	Guess?, Inc.	66,881
583	Haverty Furniture Cos., Inc.	21,682
499	Hibbett Sports, Inc.*	34,376
8,873	Home Depot, Inc. (The)	2,708,482
1,784	L Brands, Inc.*	110,358
875	Lithia Motors, Inc., Class A	341,329
7,671	Lowe’s Cos., Inc.	1,458,870
527	MarineMax, Inc.*	26,013
3,155	Michaels Cos., Inc. (The)*	69,221
751	Monro, Inc.	49,416
1,077	Murphy U.S.A., Inc.	155,691
1,200	National Vision Holdings, Inc.*	52,596
1,542	ODP Corp. (The)*	66,753
927	O’Reilly Automotive, Inc.*	470,221
2,698	Penske Automotive Group, Inc.	216,488
1,792	Rent-A-Center, Inc.	103,327
357	RH*	212,986
2,847	Ross Stores, Inc.	341,384
1,832	Sally Beauty Holdings, Inc.*	36,878
600	Shoe Carnival, Inc.	37,128
1,393	Signet Jewelers, Ltd.*	80,766
930	Sleep Number Corp.*	133,446
844	Sonic Automotive, Inc., Class A	41,837
1,606	Sportsman’s Warehouse Holdings, Inc.*	27,687
848	The Buckle, Inc.	33,309
988	The Children’s Place, Inc.*	68,864
854	Tilly’s, Inc.*	9,667
9,823	TJX Cos., Inc. (The)	649,791
2,355	Tractor Supply Co.	417,023
944	Ulta Beauty, Inc.*	291,856
2,187	Urban Outfitters, Inc.*	81,335
2,380	Williams-Sonoma, Inc.	426,496
75	Winmark Corp.	13,982
729	Zumiez, Inc.*	31,274

		13,339,721

Technology Hardware, Storage & Peripherals (4.8%):
6,315	3D Systems Corp.*	173,284
171,047	Apple, Inc.	20,893,390
728	AstroNova, Inc.*	9,755
2,354	Avid Technology, Inc.*	49,693
1,874	Dell Technologies, Inc., Class C*	165,193
19,633	Hewlett Packard Enterprise Co.	309,023
14,153	HP, Inc.	449,358
5,127	NCR Corp.*	194,570
3,764	NetApp, Inc.	273,530
4,094	Pure Storage, Inc., Class A*	88,185
5,941	Seagate Technology plc	455,972
1,794	Stratasys, Ltd.*	46,465
4,585	Western Digital Corp.	306,049
6,671	Xerox Holdings Corp.	161,905

		23,576,372

Textiles, Apparel & Luxury Goods (1.1%):
5,725	Capri Holdings, Ltd.*	291,975
1,290	Carter’s, Inc.*	114,720
1,953	Columbia Sportswear Co.	206,295
1,693	Crocs, Inc.*	136,202
810	Culp, Inc.	12,466

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
713	Deckers Outdoor Corp.*	$235,589
1,494	Fossil Group, Inc.*	18,526
2,480	G-III Apparel Group, Ltd.*	74,747
13,052	Hanesbrands, Inc.	256,733
795	Kontoor Brands, Inc.	38,581
1,147	Lululemon Athletica, Inc.*	351,797
1,551	Movado Group, Inc.	44,126
10,725	Nike, Inc., Class B	1,425,246
405	Oxford Industries, Inc.	35,405
1,797	PVH Corp.*	189,943
1,477	Ralph Lauren Corp.*	181,907
570	Rocky Brands, Inc.	30,814
4,898	Skechers U.S.A., Inc., Class A*	204,296
1,560	Steven Madden, Ltd.	58,126
700	Superior Group of Cos., Inc.	17,794
8,132	Tapestry, Inc.*	335,120
5,109	Under Armour, Inc., Class A*	113,215
3,746	Under Armour, Inc., Class C*	69,151
1,027	Unifi, Inc.*	28,304
802	Vera Bradley, Inc.*	8,100
3,648	VF Corp.	291,548
1,153	Wolverine World Wide, Inc.	44,183

		4,814,909

Thrifts & Mortgage Finance (0.4%):
1,866	Axos Financial, Inc.*	87,721
1,591	BankFinancial Corp.	16,419
3,362	Capitol Federal Financial, Inc.	44,530
2,223	Columbia Financial, Inc.*	38,858
855	ESSA Bancorp, Inc.	13,680
3,469	Essent Group, Ltd.	164,743
403	Federal Agricultural Mortgage Corp.	40,590
408	First Capital, Inc.	19,874
1,989	Flagstar Bancorp, Inc.	89,704
8	Greene County Bancorp, Inc.	200
62	Hingham Institution for Savings	17,593
628	HomeStreet, Inc.	27,676
413	IF Bancorp, Inc.	8,888
2,442	Kearny Financial Corp.	29,499
1,249	Kentucky First Federal Bancorp	8,431
750	Lake Shore Bancorp, Inc.^	11,243
194	LendingTree, Inc.*	41,322
2,891	Meridian Bancorp, Inc.	53,252
2,468	Meta Financial Group, Inc.	111,825
10,413	MGIC Investment Corp.	144,220
2,681	Mr Cooper Group, Inc.*	93,192
13,097	New York Community Bancorp, Inc.	165,283
2,461	NMI Holdings, Inc., Class A*	58,178
1,501	Northfield Bancorp, Inc.	23,896
3,456	Northwest Bancshares, Inc.	49,939
1,932	Oceanfirst Financial Corp.	46,252
503	Oconee Federal Financial Corp.	13,118
465	Ocwen Financial Corp.*	13,220
711	PennyMac Financial Services, Inc.	47,545
1,998	Premier Financial Corp.	66,453
679	Provident Financial Holdings, Inc.	11,475
2,256	Provident Financial Services, Inc.	50,264
6,456	Radian Group, Inc.	150,102
420	Riverview Bancorp, Inc.	2,911
561	Southern Missouri Bancorp, Inc.	22,115
1,764	Sterling Bancorp, Inc.*	9,984
733	Territorial Bancorp, Inc.	19,395
5,381	TFS Financial Corp.	109,611
2,797	TrustCo Bank Corp NY	20,614
2,436	Washington Federal, Inc.	75,029
728	Waterstone Financial, Inc.	14,866
1,261	Wawlker & Dunlop, Inc.	129,555

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,498	Western New England BanCorp, Inc.	$12,628
1,389	WSFS Financial Corp.	69,158

		2,245,051

Tobacco (0.5%):
19,855	Altria Group, Inc.	1,015,782
12,764	Philip Morris International, Inc.	1,132,677
518	Universal Corp.	30,557
3,098	Vector Group, Ltd.	43,217

		2,222,233

Trading Companies & Distributors (0.7%):
5,044	Air Lease Corp.	247,156
948	Applied Industrial Technologies, Inc.	86,429
2,840	Beacon Roofing Supply, Inc.*	148,589
1,592	CAI International, Inc.	72,468
644	DXP Enterprises, Inc.*	19,429
8,888	Fastenal Co.	446,889
876	GATX Corp.	81,240
1,243	GMS, Inc.*	51,895
1,047	H&E Equipment Services, Inc.	39,786
1,424	Herc Holdings, Inc.*	144,294
1,307	Huttig Building Products, Inc.*	4,784
870	Kaman Corp., Class A	44,622
2,381	MRC Global, Inc.*	21,500
1,633	MSC Industrial Direct Co., Inc., Class A	147,280
3,189	NOW, Inc.*	32,177
1,547	Rush Enterprises, Inc., Class A	77,087
1,003	SiteOne Landscape Supply, Inc.*	171,252
977	Systemax, Inc.	40,174
1,757	Textainer Group Holdings, Ltd.*	50,338
651	Titan Machinery, Inc.*	16,601
173	Transcat, Inc.*	8,491
2,472	Triton International, Ltd.	135,935
1,982	United Rentals, Inc.*	652,692
5,820	Univar Solutions, Inc.*	125,363
1,184	Veritiv Corp.*	50,367
826	W.W. Grainger, Inc.	331,168
802	Watsco, Inc.	209,122
84	Watsco, Inc., Class B	21,612
2,560	WESCO International, Inc.*	221,517

		3,700,257

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	90,945

Water Utilities (0.1%):
830	American States Water Co.	62,765
2,157	American Water Works Co., Inc.	323,377
491	Artesian Resources Corp.	19,336
1,107	California Water Service Group	62,368
3,223	Essential Utilities, Inc.	144,229
355	Middlesex Water Co.	28,052
669	Pure Cycle Corp.*	8,978
498	SJW Group	31,369
372	York Water Co. (The)	18,217

		698,691

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	28,914
1,333	Shenandoah Telecommunications Co.	65,064
1,649	Spok Holdings, Inc.	17,298
2,954	Telephone & Data Systems, Inc.	67,824
6,683	T-Mobile USA, Inc.*	837,313
1,151	United States Cellular Corp.*	41,988

		1,058,401

Total Common Stocks (Cost $274,552,319)		485,195,147

Shares		Value
Preferred Stocks (0.0%†):
Internet & Direct Marketing Retail (0.0%†):
264	Qurate Retail, Inc., 8.00%, 3/15/31	$26,836

Trading Companies & Distributors (0.0%†):
1,076	WESCO International, Inc., Series A, 10.63%	33,119

Total Preferred Stocks (Cost $113,834)		59,955

Rights (0.0%†):
Household Durables (0.0%†):
1,918	Zagg, Inc. CVR, Expires on 1/2/49*	173

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	921

Total Rights (Cost $3,216)		1,094

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
1,108,972	BlackRock Liquidity FedFund, Institutional Class , 0.07%(b)(c)	1,108,972

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,108,972)		1,108,972

Unaffiliated Investment Companies (0.0%†):

Money Markets (0.0%†):
223,927	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	223,927

Total Unaffiliated Investment Companies (Cost $223,927)		223,927

Total Investment Securities (Cost $276,002,268) - 100.1%		486,589,095
Net other assets (liabilities) - (0.1)%		(421,355)

Net Assets - 100.0%		$486,167,740

Percentages indicated are based on net assets as of March 31, 2021.

ADR        -        American Depository Receipt

CVR        -        Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $1,116,183.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.03% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(c)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.1%):
2,512	AAR Corp.*	$104,625
5,304	Aerojet Rocketdyne Holdings, Inc.	249,075
1,350	AeroVironment, Inc.*	156,681
2,615	Astronics Corp.*	47,175
392	Astronics Corp., Class B*	6,958
869	BWX Technologies, Inc.	57,302
685	CPI Aerostructures, Inc.*	3,110
2,316	Cubic Corp.	172,704
1,113	Curtiss-Wright Corp.	132,002
766	Ducommun, Inc.*	45,960
2,314	Hexcel Corp.*	129,584
3,376	Innovative Solutions & Support, Inc.	21,336
7,496	Kratos Defense & Security Solutions, Inc.*	204,491
1,825	Maxar Technologies, Inc.	69,022
1,336	Mercury Systems, Inc.*	94,388
2,564	Moog, Inc., Class A	213,197
685	National Presto Industries, Inc.	69,918
2,564	Park Aerospace Corp., Class C	33,896
1,291	Parsons Corp.*	52,208
759	Vectrus, Inc.*	40,561

		1,904,193

Air Freight & Logistics (0.3%):
738	Air T, Inc.*	17,542
1,593	Air Transport Services Group, Inc.*	46,611
743	Atlas Air Worldwide Holdings, Inc.*	44,907
2,255	Echo Global Logistics, Inc.*	70,830
2,177	Forward Air Corp.	193,340
2,532	Hub Group, Inc., Class A*	170,353
5,212	Radiant Logistics, Inc.*	36,223

		579,806

Airlines (0.5%):
1,115	Allegiant Travel Co.*	272,126
899	Copa Holdings SA, Class A*	72,630
3,192	Hawaiian Holdings, Inc.*	85,131
8,909	JetBlue Airways Corp.*	181,209
2,017	SkyWest, Inc.*	109,886
4,325	Spirit Airlines, Inc.*	159,593

		880,575

Auto Components (1.6%):
5,318	Adient plc*	235,056
4,351	American Axle & Manufacturing Holdings, Inc.*	42,031
3,693	Cooper Tire & Rubber Co.	206,734
2,216	Cooper-Standard Holding, Inc.*	80,485
10,571	Dana, Inc.	257,192
2,064	Dorman Products, Inc.*	211,849
3,022	Fox Factory Holding Corp.*	383,976
3,170	Gentherm, Inc.*	234,929
14,448	Goodyear Tire & Rubber Co.*	253,851
1,680	Horizon Global Corp.*	17,354
1,717	LCI Industries	227,125
5,052	Modine Manufacturing Co.*	74,618
1,911	Motorcar Parts of America, Inc.*	42,998
2,371	Standard Motor Products, Inc.	98,586
2,242	Stoneridge, Inc.*	71,318
1,139	Tenneco, Inc.*	12,210
472	Veoneer, Inc.*^	11,555
2,260	Visteon Corp.*	275,607

		2,737,474

Automobiles (0.2%):
4,263	Harley-Davidson, Inc.	170,946
2,419	Winnebago Industries, Inc.	185,562

		356,508

Shares		Value
Common Stocks, continued
Banks (13.8%):
1,584	1st Constitution Bancorp	$27,894
2,619	1st Source Corp.	124,612
410	ACNB Corp.	12,013
880	Allegiance Bancshares, Inc.	35,675
1,452	Altabancorp	61,042
1,339	American National Bankshares, Inc.	44,281
346	American River Bankshares	5,643
5,216	Ameris Bancorp	273,892
1,649	Ames National Corp.	42,181
1,863	Arrow Financial Corp.	62,057
11,230	Associated Banc-Corp.	239,648
1,465	Atlantic Capital Bancshares, Inc.*	35,307
5,589	Atlantic Union Bankshares Corp.	214,394
13	Auburn National Bancorp, Inc.	499
3,062	Banc of California, Inc.	55,361
3,358	BancFirst Corp.	237,377
4,986	Bancorp, Inc. (The)*	103,310
7,512	BancorpSouth Bank	243,990
2,653	Bank of Commerce Holdings	33,826
2,496	Bank of Hawaii Corp.	223,367
993	Bank of Marin Bancorp	38,886
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	142,064
485	Bank of South Carolina Corp.	10,961
9,032	Bank OZK	368,956
6,355	BankUnited, Inc.	279,302
2,472	Banner Corp.	131,832
1,610	Bar Harbor Bankshares	47,366
1,217	Baycom Corp.*	21,930
595	BCB Bancorp, Inc.	8,211
3,918	Berkshire Hills Bancorp, Inc.	87,450
3,054	BOK Financial Corp.	272,783
6,599	Boston Private Financial Holdings, Inc.	87,899
6,518	Brookline Bancorp, Inc.	97,770
1,666	Bryn Mawr Bank Corp.	75,820
667	Business First Bancshares, Inc.	15,961
3,046	Byline BanCorp, Inc.	64,423
227	C&F Financial Corp.	10,054
8,434	Cadence Bancorp	174,837
436	Cambridge Bancorp	36,764
1,659	Camden National Corp.	79,400
1,471	Capital City Bank Group, Inc.	38,275
5,878	Cathay General Bancorp	239,705
1,646	CBTX, Inc.	50,565
2,313	Central Pacific Financial Corp.	61,711
1,141	Central Valley Community Bancorp	21,006
511	Century Bancorp, Inc.	47,681
668	Chemung Financial Corp.	27,936
6,348	CIT Group, Inc.	326,984
2,009	Citizens & Northern Corp.	47,774
718	Citizens Holding Co.	14,288
1,350	City Holding Co.	110,403
822	Civista Bancshares, Inc.	18,857
2,165	CNB Financial Corp.	53,281
85	Codorus Valley Bancorp, Inc.	1,565
56	Colony Bankcorp, Inc.	874
4,988	Columbia Banking System, Inc.	214,933
2,562	Community Bank System, Inc.	196,557
3,296	Community Bankers Trust Corp.	29,071
1,343	Community Trust Bancorp, Inc.	59,132
525	Community West Bancshares	6,741
2,880	ConnectOne Bancorp, Inc.	73,008
2,253	CrossFirst Bankshares, Inc.*	31,069
1,894	Cullen/Frost Bankers, Inc.	205,991
3,141	Customers Bancorp, Inc.	99,947

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
10,472	CVB Financial Corp.	$231,326
4,730	Dime Community Bancshares, Inc.	142,562
609	Eagle Bancorp Montana, Inc.	14,811
2,865	Eagle Bancorp, Inc.	152,447
1,147	East West Bancorp, Inc.	84,649
2,149	Enterprise Financial Services Corp.	106,247
924	Equity Bancshares, Inc.*	25,318
534	Evans Bancorp, Inc.	18,097
22,062	F.N.B. Corp.	280,187
2,582	Farmers National Banc Corp.	43,119
2,391	FB Financial Corp.	106,304
1,909	Financial Institutions, Inc.	57,824
15,526	First Bancorp	174,823
1,491	First Bancorp, Inc.	43,522
2,293	First Bancorp/Southern Pines NC	99,746
1,053	First Bancshares, Inc. (The)	38,550
3,647	First Busey Corp.	93,546
940	First Business Financial Services, Inc.	23,246
265	First Citizens BancShares, Inc., Class A	221,479
7,111	First Commonwealth Financial Corp.	102,185
2,206	First Community Bankshares	66,158
7,453	First Financial Bancorp	178,872
6,898	First Financial Bankshares, Inc.	322,344
1,112	First Financial Corp.	50,051
1,717	First Financial Northwest, Inc.	24,467
3,058	First Foundation, Inc.	71,741
9,186	First Hawaiian, Inc.	251,421
2,525	First Horizon Corp.	42,698
402	First Internet BanCorp	14,162
3,323	First Interstate BancSystem, Class A	152,991
4,019	First Merchants Corp.	186,884
720	First Mid Bancshares, Inc.	31,630
8,868	First Midwest Bancorp, Inc.	194,298
2,907	First of Long Island Corp. (The)	61,774
28	First Savings Financial Group	1,880
234	First United Corp.	4,123
908	First US Bancshares, Inc.	8,444
2,675	Flushing Financial Corp.	56,790
11,396	Fulton Financial Corp.	194,074
2,237	German American Bancorp, Inc.	103,394
5,861	Glacier Bancorp, Inc.	334,545
1,038	Great Southern Bancorp, Inc.	58,823
3,789	Great Western Bancorp, Inc.	114,769
440	Guaranty Bancshares, Inc.	16,170
5,990	Hancock Whitney Corp.	251,640
2,483	Hanmi Financial Corp.	48,990
3,865	HarborOne BanCorp, Inc.	52,062
42	Hawthorn Bancshares, Inc.	894
2,024	Heartland Financial USA, Inc.	101,726
2,978	Heritage Financial Corp.	84,099
4,406	Hertiage Commerce Corp.	53,841
5,800	Hilltop Holdings, Inc.	197,954
11,946	Home Bancshares, Inc.	323,139
2,418	Hometrust Bancshares, Inc.	58,878
9,043	Hope BanCorp, Inc.	136,188
3,456	Horizon Bancorp	64,212
2,277	Independent Bank Corp.	191,701
3,214	Independent Bank Group, Inc.	232,179
4,638	International Bancshares Corp.	215,296
18,070	Investors Bancorp, Inc.	265,448
3,767	Lakeland Bancorp, Inc.	65,659
1,694	Lakeland Financial Corp.	117,208
905	Landmark Bancorp, Inc.	23,910
1,512	LCNB Corp.	26,460

Shares		Value
Common Stocks, continued
Banks, continued
1,000	Limestone Bancorp, Inc.*	$15,850
2,612	Live Oak Bancshares, Inc.	178,896
5,225	Macatawa Bank Corp.	51,989
1,048	Mackinac Financial Corp.	14,693
2,059	Mercantile Bank Corp.	66,856
2,051	Midland States BanCorp, Inc.	56,895
1,441	MidWestone Financial Group, Inc.	44,628
2,052	National Bank Holdings Corp.	81,423
1,069	National Bankshares, Inc.	37,960
3,226	NBT Bancorp, Inc.	128,717
744	Nicolet Bankshares, Inc.*	62,094
1,136	Northeast Bank	29,979
657	Northrim Bancorp, Inc.	27,929
609	Norwood Financial Corp.	16,205
4,316	OFG Bancorp	97,628
183	Ohio Valley Banc Corp.	4,443
11,997	Old National Bancorp	232,022
1,004	Old Point Financial Corp.	23,614
3,314	Old Second Bancorp, Inc.	43,778
1,182	Origin Bancorp, Inc.	50,129
1,765	Orrstown Financial Services, Inc.	39,360
1,718	Pacific Mercantile Bancorp*	15,290
6,537	Pacific Premier Bancorp, Inc.	283,967
7,685	PacWest Bancorp	293,183
1,059	Park National Corp.	136,929
1,636	Parke Bancorp, Inc.	32,704
2,284	Peapack-Gladstone Financial Corp.	70,530
1,452	Penns Woods Bancorp, Inc.	34,979
434	Peoples Bancorp of NC	10,260
1,794	Peoples Bancorp, Inc.	59,507
8,100	People’s United Financial, Inc.	144,990
3,179	Pinnacle Financial Partners, Inc.	281,850
2,348	Popular, Inc.	165,111
1,500	Preferred Bank Los Angeles	95,520
1,193	Premier Financial Bancorp, Inc.	22,178
2,309	Primis Financial Corp.	33,573
474	Prosperity Bancshares, Inc.	35,498
1,118	QCR Holdings, Inc.	52,792
351	Rbb BanCorp	7,115
4,074	Renasant Corp.	168,582
1,482	Republic Bancorp, Inc., Class A	65,638
6,466	Republic First Bancorp, Inc.*	24,377
2,862	S & T Bancorp, Inc.	95,877
320	Salisbury Bancorp, Inc.	14,211
3,392	Sandy Spring Bancorp, Inc.	147,315
552	SB Financial Group, Inc.	10,080
3,980	Seacoast Banking Corp of Florida*	144,235
1,252	Select Bancorp, Inc.*	13,860
3,948	ServisFirst Bancshares, Inc.	242,131
2,325	Shore Bancshares, Inc.	39,572
2,333	Sierra Bancorp	62,524
7,934	Simmons First National Corp., Class A	235,402
3,725	South State Corp.	292,450
562	Southern First Bancshares, Inc.*	26,347
2,694	Southside Bancshares, Inc.	103,746
1,629	Spirit of Texas Bancshares, Inc.	36,343
13,673	Sterling Bancorp	314,752
1,444	Stock Yards Bancorp, Inc.	73,731
682	Summit Financial Group, Inc.	18,107
1,203	Summit State Bank	19,633
6,211	Synovus Financial Corp.	284,153
8,055	TCF Financial Corp.	374,234
2,882	Texas Capital Bancshares, Inc.*	204,391
1,140	Tompkins Financial Corp.	94,278
5,191	TowneBank	157,806

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
2,468	TriCo Bancshares	$116,909
3,463	Tristate Capital Holdings, Inc.*	79,857
1,894	Triumph BanCorp, Inc.*	146,577
4,644	Trustmark Corp.	156,317
3,534	UMB Financial Corp.	326,294
15,566	Umpqua Holdings Corp.	273,183
249	Union Bankshares, Inc.	7,470
450	United Bancshares, Inc.^	11,363
8,118	United Bankshares, Inc.	313,192
5,829	United Community Banks, Inc.	198,885
916	United Security Bancshares	7,502
42	Unity Bancorp, Inc.	924
1,651	Univest Financial Corp.	47,202
29,571	Valley National Bancorp	406,305
1,563	Veritex Holdings, Inc.	51,141
1,761	Washington Trust Bancorp	90,920
5,822	Webster Financial Corp.	320,850
4,985	WesBanco, Inc.	179,759
2,380	West Bancorp	57,334
2,223	Westamerica Bancorp	139,560
2,727	Western Alliance Bancorp	257,538
3,888	Wintrust Financial Corp.	294,710

		23,048,998

Beverages (0.2%):
321	Celsius Holdings, Inc.*^	15,424
557	Coca-Cola Consolidated, Inc.	160,851
1,140	MGP Ingredients, Inc.	67,431
1,268	National Beverage Corp.	62,018
3,800	NewAge, Inc.*^	10,868
985	Willamette Valley Vineyards, Inc.*	8,914

		325,506

Biotechnology (2.6%):
2,838	Abeona Therapeutics, Inc.*	5,335
1,733	AC Immune SA*^	13,188
3,308	Adverum Biotechnologies, Inc.*	32,617
3,984	Aeglea BioTherapeutics, Inc.*	31,553
1,728	Agios Pharmaceuticals, Inc.*	89,234
7,746	Akebia Therapeutics, Inc.*	26,220
1,262	Albireo Pharma, Inc.*	44,486
6,474	Alkermes plc*	120,935
2,056	AnaptysBio, Inc.*	44,307
1,103	Applied Genetic Technologies Corp.*^	5,592
6,613	Ardelyx, Inc.*	43,778
2,186	Arena Pharmaceuticals, Inc.*	151,687
2,982	Atara Biotherapeutics, Inc.*	42,822
2,342	Atreca, Inc., Class A*	35,903
1,944	Axcella Health, Inc.*	9,253
926	Bluebird Bio, Inc.*	27,919
4,360	Calithera Biosciences, Inc.*	10,551
1,034	Caredx, Inc.*	70,405
1,421	CASI Pharmaceuticals, Inc.*	3,410
425	Castle Biosciences, Inc.*	29,096
1,053	Catalyst Biosciences, Inc.*	5,307
5,557	Catalyst Pharmaceuticals, Inc.*	25,618
236	ChemoCentryx, Inc.*	12,093
10,291	Chimerix, Inc.*	99,205
3,561	Concert Pharmaceuticals, Inc.*	17,769
200	Crinetics Pharmaceuticals, Inc.*	3,056
992	Cytomx Therapeutics, Inc.*	7,668
795	Deciphera Pharmaceuticals, Inc.*	35,648
2,112	Denali Therapeutics, Inc.*	120,595
1,115	Eagle Pharmaceuticals, Inc.*	46,540
1,965	Editas Medicine, Inc.*	82,530
2,263	Emergent BioSolutions, Inc.*	210,255
1,500	Enanta Pharmaceuticals, Inc.*	73,980

Shares		Value
Common Stocks, continued
Biotechnology, continued
407	Fate Therapeutics, Inc.*	$33,557
1,575	Fibrogen, Inc.*	54,668
2,224	Five Prime Therapeutics, Inc.*	83,778
2,188	G1 Therapeutics, Inc.*^	52,643
1,199	Global Blood Therapeutics, Inc.*	48,859
1,738	Glycomimetics Industries*	5,231
1,300	Gritstone Oncology, Inc.*^	12,259
3,055	Halozyme Therapeutics, Inc.*	127,363
1,570	Harpoon Therapeutics, Inc.*	32,844
2,828	Heron Therapeutics, Inc.*	45,842
592	ImmuCell Corp.*	5,707
2,155	Intellia Therapeutics, Inc.*	172,950
9,256	Ironwood Pharmaceuticals, Inc.*	103,482
4,709	IVERIC Bio, Inc.*	29,102
3,800	Jounce Therapeutics, Inc.*	39,026
856	KalVista Pharmaceuticals, Inc.*	21,991
2,769	Kindred Biosciences, Inc.*	13,762
514	Kiniksa Pharmaceuticals, Ltd., Class A*	9,514
144	Krystal Biotech, Inc.*	11,094
2,093	Kura Oncology, Inc.*	59,169
843	Ligand Pharmaceuticals, Inc., Class B*	128,515
2,669	Macrogenics, Inc.*	85,008
424	Madrigal Pharmaceuticals, Inc.*	49,595
2,522	Magenta Therapeutics, Inc.*	29,860
900	MediciNova, Inc.*	4,545
1,249	MeiraGTx Holdings plc*	18,023
1,038	Mersana Therapeutics, Inc.*	16,795
1,300	Minerva Neurosciences, Inc.*	3,796
5,691	Myriad Genetics, Inc.*	173,291
687	ObsEva SA*	2,233
26,516	OPKO Health, Inc.*^	113,754
14,857	PDL BioPharma, Inc.(a)	36,697
1,800	Protagonist Therapeutics, Inc.*	46,620
3,479	Prothena Corp. plc*	87,392
380	PTC Therapeutics, Inc.*	17,993
1,300	Recro Pharma, Inc.*	3,627
1,889	REGENXBIO, Inc.*	64,434
1,106	Rhythm Pharmaceuticals, Inc.*	23,525
1,925	Rigel Pharmaceuticals, Inc.*	6,584
1,323	Rocket Pharmaceuticals, Inc.*	58,702
1,105	Sage Therapeutics, Inc.*	82,709
4,356	Sangamo Therapeutics, Inc.*	54,581
9,500	Spectrum Pharmaceuticals, Inc.*	30,970
1,478	Spero Therapeutics, Inc.*	21,756
1,866	Surface Oncology, Inc.*	14,555
464	Sutro Biopharma, Inc.*	10,561
1,000	Syndax Pharmaceuticals, Inc.*	22,360
905	Syros Pharmaceuticals, Inc.*	6,769
1,292	TCR2 Therapeutics, Inc.*	28,527
2,757	Travere Therapeutics, Inc.*	68,842
289	Turning Point Therapeutics, Inc.*	27,337
1,468	United Therapeutics Corp.*	245,551
3,525	Vanda Pharmaceuticals, Inc.*	52,946
409	Veracyte, Inc.*	21,984
4,286	Verastem, Inc.*	10,586
2,093	Vericel Corp.*	116,266
4,488	Viking Therapeutics, Inc.*	28,387
1,685	Voyager Therapeutics, Inc.*	7,936
3,110	Xencor, Inc.*	133,917

		4,498,925

Building Products (1.4%):
3,846	AAON, Inc.	269,259
1,466	Advanced Drainage Systems, Inc.	151,570
949	American Woodmark Corp.*	93,552

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
1,734	Apogee Enterprises, Inc.	$70,886
3,226	Armstrong Flooring, Inc.*	15,775
2,909	Armstrong World Industries, Inc.	262,072
3,446	Cornerstone Building Brands, Inc.*	48,347
815	Csw Industrials, Inc.	110,025
1,452	Gibraltar Industries, Inc.*	132,873
1,043	Griffon Corp.	28,338
1,762	Insteel Industries, Inc.	54,340
3,941	Jeld-Wen Holding, Inc.*	109,126
871	Masonite International Corp.*	100,374
928	Patrick Industries, Inc.	78,880
4,557	PGT Innovations, Inc.*	115,064
2,436	Quanex Building Products Corp.	63,896
3,705	Resideo Technologies, Inc.*	104,666
2,524	Simpson Manufacturing Co., Inc.	261,815
2,113	UFP Industries, Inc.	160,250

		2,231,108

Capital Markets (2.1%):
2,502	Affiliated Managers Group, Inc.	372,873
4,154	Artisan Partners Asset Management, Inc., Class A	216,714
866	Assetmark Financial Holdings, Inc.*	20,212
16,135	BGC Partners, Inc., Class A	77,932
1,300	Blucora, Inc.*	21,632
5,040	Brightsphere Investment Group, Inc.	102,715
3,225	Cohen & Steers, Inc.	210,689
239	Diamond Hill Investment Group	37,286
2,638	Donnelley Financial Solutions, Inc.*	73,416
4,076	Federated Hermes, Inc., Class B	127,579
1,776	GAMCO Investors, Inc., Class A	32,945
2,595	Greenhill & Co., Inc.	42,766
1,753	Hamilton Lane, Inc.	155,246
211	Hennessy Advisors, Inc.	1,812
2,282	Houlihan Lokey, Inc.	151,776
1,879	Janus Henderson Group plc	58,531
6,326	Lazard, Ltd., Class A	275,244
2,775	Manning & Napier, Inc.*	17,954
4,442	Moelis & Co., Class A	243,777
1,741	Oppenheimer Holdings, Class A	69,727
671	Piper Jaffray Cos., Inc.	73,575
1,718	PJT Partners, Inc.	116,223
2,624	Pzena Investment Management, Inc.	27,631
3,824	Safeguard Scientifics, Inc.*	26,080
1,619	Silvercrest Asset Management Group, Inc., Class A	23,281
6,628	Stifel Financial Corp.	424,590
1,197	StoneX Group, Inc.*	78,260
207	Value Line, Inc.	5,835
5,549	Virtu Financial, Inc., Class A	172,296
693	Virtus Investment Partners, Inc.	163,202
778	Waddell & Reed Financial, Inc., Class A	19,489
1,478	Westwood Holdings, Inc.	21,372
14,884	WisdomTree Investments, Inc.	93,025

		3,555,685

Chemicals (3.1%):
1,064	Advanced Emmissions Solutions*	5,852
2,739	AdvanSix, Inc.*	73,460
1,429	Agrofresh Solutions, Inc.*	2,858
3,405	American Vanguard Corp.	69,496
2,542	Ashland Global Holdings, Inc.	225,653
4,097	Avient Corp.	193,665
2,404	Balchem Corp.	301,487
2,535	Cabot Corp.	132,935
639	Chase Corp.	74,373
8,006	Chemours Co. (The)	223,447

Shares		Value
Common Stocks, continued
Chemicals, continued
1,403	Core Molding Technologies, Inc.*	$16,452
15,410	Element Solutions, Inc.	281,850
4,923	Ferro Corp.*	83,002
2,318	Flotek Industries, Inc.*	3,894
4,677	Futurefuel Corp.	67,957
3,684	GCP Applied Technologies, Inc.*	90,405
4,429	H.B. Fuller Co.	278,628
2,170	Hawkins, Inc.	72,738
952	Huntsman Corp.	27,446
1,866	Ingevity Corp.*	140,939
2,450	Innospec, Inc.	251,591
1,447	Intrepid Potash, Inc.*	47,114
1,147	Koppers Holdings, Inc.*	39,870
3,713	Kraton Corp.*	135,859
5,083	Kronos Worldwide, Inc.	77,770
10,519	Livent Corp.*	182,189
4,373	LSB Industries, Inc.*	22,433
3,128	Minerals Technologies, Inc.	235,601
355	NewMarket Corp.	134,957
1,786	Northern Technologies International Corp.	27,147
6,319	Olin Corp.	239,932
8,061	PQ Group Holdings, Inc.	134,619
241	Quaker Chemical Corp.	58,749
5,893	Rayonier Advanced Materials, Inc.*	53,450
2,468	Sensient Technologies Corp.	192,504
1,681	Stepan Co.	213,672
3,421	Trecora Resources*	26,581
2,589	Tredegar Corp.	38,861
2,135	Trinseo SA	135,935
10,917	Tronox Holdings plc, Class A	199,781
9,070	Valvoline, Inc.	236,455
8,372	Venator Materials plc*	38,762
4,062	W.R. Grace & Co.	243,151

		5,333,520

Commercial Services & Supplies (2.2%):
4,656	ABM Industries, Inc.	237,502
9,970	ACCO Brands Corp.	84,147
675	Acme United Corp.	26,622
1,580	AMREP Corp.*	17,538
4,130	Brady Corp., Class A	220,749
3,882	BrightView Holdings, Inc.*	65,489
3,578	Brink’s Co. (The)	283,484
3,082	Casella Waste Systems, Inc.*	195,923
5,965	CECO Environmental Corp.*	47,302
1,426	Cimpress plc*	142,785
436	Civeo Corp.*	6,675
2,550	Clean Harbors, Inc.*	214,353
325	CompX International, Inc.	5,853
8,739	Covanta Holding Corp.	121,123
1,356	Deluxe Corp.	56,898
2,494	Ennis, Inc.	53,247
3,751	Healthcare Services Group, Inc.	105,141
500	Heritage-Crystal Clean, Inc.*	13,565
3,619	Herman Miller, Inc.	148,922
2,378	HNI Corp.	94,074
4,634	Interface, Inc.	57,832
3,764	KAR Auction Services, Inc.*	56,460
4,148	Kimball International, Inc., Class B	58,072
4,931	Knoll, Inc.	81,411
2,508	Matthews International Corp., Class A	99,191
1,662	McGrath Rentcorp	134,040
276	MSA Safety, Inc.	41,406
2,566	NL Industries, Inc.	19,117

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,198	Perma-Fix Environmental Services, Inc.*	$16,111
12,465	Pitney Bowes, Inc.	102,712
5,379	Quad Graphics, Inc.*	18,988
8,004	RR Donnelley & Sons Co.*	32,496
1,749	SP Plus Corp.*	57,350
7,071	Steelcase, Inc., Class A	101,752
4,115	Team, Inc.*	47,446
765	Tetra Tech, Inc.	103,826
1,089	UniFirst Corp.	243,619
3,000	US Ecology, Inc.*	124,920
981	Viad Corp.*	40,957
3,566	Vidler Water Resouces, Inc.*	31,737
3,364	Virco Manufacturing Co.*	10,428
1,177	Vse Corp.	46,492

		3,667,755

Communications Equipment (1.0%):
3,614	ADTRAN, Inc.	60,282
1,444	Applied Optoelectronics, Inc.*	12,072
900	BK Technologies Corp.	3,762
4,095	CalAmp Corp.*	44,431
6,143	Calix, Inc.*	212,915
3,508	Casa Systems, Inc.*	33,431
980	Clearfield, Inc.*	29,527
3,616	ClearOne, Inc.*	13,018
1,300	CommScope Holding Co., Inc.*	19,968
316	Communications Systems, Inc.	1,883
1,983	Comtech Telecommunications Corp.	49,258
2,559	Digi International, Inc.*	48,595
1,222	DZS, Inc.*	19,002
3,591	EchoStar Corp., Class A*	86,184
6,028	EMCORE Corp.*	32,913
9,877	Harmonic, Inc.*	77,436
9,258	Infinera Corp.*	89,155
2,102	InterDigital, Inc.	133,372
2,325	KVH Industries, Inc.*	29,481
1,769	NETGEAR, Inc.*	72,706
5,391	NetScout Systems, Inc.*	151,811
2,391	Network-1 Technologies, Inc.	7,460
131	Optical Cable Corp.*	473
7,260	Ribbon Communications, Inc.*	59,605
3,617	ViaSat, Inc.*	173,869
11,183	Viavi Solutions, Inc.*	175,573

		1,638,182

Construction & Engineering (1.6%):
1,224	Aegion Corp.*	35,190
3,026	Ameresco, Inc., Class A*	147,154
8,027	API Group Corp.*(b)	165,998
3,991	Arcosa, Inc.	259,774
952	Argan, Inc.	50,789
1,799	Comfort Systems USA, Inc.	134,511
999	Construction Partners, Inc., Class A*	29,850
1,242	Dycom Industries, Inc.*	115,320
1,466	EMCOR Group, Inc.	164,427
3,647	Granite Construction, Inc.	146,792
4,498	Great Lakes Dredge & Dock Co.*	65,581
1,979	IES Holdings, Inc.*	99,761
3,105	MasTec, Inc.*	290,939
1,083	MYR Group, Inc.*	77,619
1,479	Northwest Pipe Co.*	49,428
949	NV5 Global, Inc.*	91,645
5,203	Orion Group Holdings, Inc.*	31,582
1,563	Primoris Services Corp.	51,782
2,151	Sterling Construction Co., Inc.*	49,903
2,090	Tutor Perini Corp.*	39,606
1,408	Valmont Industries, Inc.	334,640

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
11,027	WillScot Mobile Mini Holdings Corp.*	$305,999

		2,738,290

Construction Materials (0.4%):
1,908	Eagle Materials, Inc., Class A	256,455
1,261	Forterra, Inc.*	29,318
5,455	Summit Materials, Inc., Class A*	152,849
1,882	U.S. Concrete, Inc.*	137,988
631	U.S. Lime & Minerals, Inc.	84,371

		660,981

Consumer Finance (1.1%):
2,191	Atlanticus Holdings Corp.*	66,453
5,088	Consumer Portfolio Services, Inc.*	20,505
3,041	Curo Group Holdings Corp.	44,368
1,249	Encore Capital Group, Inc.*	50,247
2,796	Enova International, Inc.*	99,202
5,775	EZCORP, Inc., Class A*	28,702
3,607	Firstcash, Inc.	236,872
3,912	Green Dot Corp., Class A*	179,130
5,920	LendingClub Corp.*^	97,798
6,374	Navient Corp.	91,212
2,147	Nelnet, Inc., Class A	156,173
1,556	Nicholas Financial, Inc.*	16,447
3,211	PRA Group, Inc.*	119,032
5,461	PROG Holdings, Inc.	236,407
1,376	Regional Mgmt Corp.	47,692
12,719	SLM Corp.	228,560
638	World Acceptance Corp.*	82,787

		1,801,587

Containers & Packaging (0.5%):
13,394	Graphic Packaging Holding Co.	243,235
1,645	Greif, Inc., Class A	93,765
1,065	Greif, Inc., Class B	60,961
2,948	Myers Industries, Inc.	58,252
7,172	O-I Glass, Inc.*	105,715
613	Ranpak Holdings Corp.*	12,297
760	Sealed Air Corp.	34,823
4,885	Silgan Holdings, Inc.	205,317
1,094	UFP Technologies, Inc.*	54,503

		868,868

Distributors (0.1%):
12	AMCON Distributing Co.	1,376
3,047	Core Markt Holdngs Co., Inc.	117,889
1,626	Educational Development Corp.	27,723
978	Funko, Inc., Class A*	19,247
1,655	Weyco Group, Inc.	35,798

		202,033

Diversified Consumer Services (1.1%):
4,170	Adtalem Global Education, Inc.*	164,882
1,366	American Public Education, Inc.*	48,671
2,338	Carriage Services, Inc.	82,274
4,869	Frontdoor, Inc.*	261,710
278	Graham Holdings Co., Class B	156,358
2,885	Grand Canyon Education, Inc.*	308,985
8,298	H&R Block, Inc.	180,896
11,941	Houghton Mifflin Harcourt Co.*	90,990
2,311	Laureate Education, Inc.*	31,406
2,747	OneSpaWorld Holdings, Ltd.*	29,256
4,264	Perdoceo Education Corp.*	50,997
2,561	Regis Corp.*	32,166
1,432	Strategic Education, Inc.	131,615
3,468	Stride, Inc.*	104,421
5,156	Universal Technical Institute, Inc.*	30,111
2,647	WW International, Inc.*	82,798

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
3,362	Zovio, Inc.*	$13,650

		1,801,186

Diversified Financial Services (0.2%):
500	Alerus Financial Corp.	14,890
646	A-Mark Precious Metals, Inc.	23,256
3,167	Cannae Holdings, Inc.*	125,477
6,056	First Eagle Private Credit LLC*(a)	615
6,958	Jefferies Financial Group, Inc.	209,436
1,617	Marlin Business Services, Inc.	22,056

		395,730

Diversified Telecommunication Services (0.6%):
1,146	Anterix, Inc.*	54,045
1,599	ATN International, Inc.	78,543
8,538	Cincinnati Bell, Inc.*	131,058
2,189	Cogent Communications Holdings, Inc.	150,516
5,491	Consolidated Communications Holdings, Inc.*	39,535
3,588	IDT Corp.*	81,304
7,086	Iridium Communications, Inc.*	292,298
8,713	Orbcomm, Inc.*	66,480
5,538	Vonage Holdings Corp.*	65,459

		959,238

Electric Utilities (0.7%):
1,005	ALLETE, Inc.	67,526
3,043	Genie Energy, Ltd., Class B	19,293
5,125	Hawaiian Electric Industries, Inc.	227,704
817	IDACORP, Inc.	81,675
2,874	MGE Energy, Inc.	205,175
3,394	Otter Tail Corp.	156,701
6,951	PNM Resources, Inc.	340,947
2,371	Portland General Electric Co.	112,551
2,565	Spark Energy, Inc.	27,394

		1,238,966

Electrical Equipment (1.0%):
1,515	Acuity Brands, Inc.	249,975
1,009	Allied Motion Technologies, Inc.	51,792
3,364	American Superconductor Corp.*	63,781
634	Atkore, Inc.*	45,585
1,598	AZZ, Inc.	80,459
1,427	Encore Wire Corp.	95,795
2,929	EnerSys	265,952
411	Espey Manufacturing & Electronics Corp.	6,247
9,534	GrafTech International, Ltd.	116,601
2,834	LSI Industries, Inc.	24,174
5,549	nVent Electric plc	154,873
569	Powell Industries, Inc.	19,272
690	Preformed Line Products Co.	47,438
1,663	Regal-Beloit Corp.	237,277
75	Servotronics, Inc.*	643
2,714	Thermon Group Holdings, Inc.*	52,896
3,104	Ultralife Corp.*	25,701
1,134	Vicor Corp.*	96,424

		1,634,885

Electronic Equipment, Instruments & Components (2.8%):
6,544	Arlo Technologies, Inc.*	41,096
5,149	Avnet, Inc.	213,735
1,818	Badger Meter, Inc.	169,201
254	Bel Fuse, Inc., Class A	4,542
1,595	Bel Fuse, Inc., Class B	31,725
3,057	Belden, Inc.	135,639
896	Benchmark Electronics, Inc.	27,704
543	Coherent, Inc.*	137,319

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,611	CTS Corp.	$50,038
6,442	Daktronics, Inc.*	40,391
1,365	Data I/O Corp.*	7,398
331	ePlus, Inc.*	32,981
2,671	Fabrinet*	241,431
1,055	FARO Technologies, Inc.*	91,331
3,361	FLIR Systems, Inc.	189,796
640	Frequency Electronics, Inc.*	7,226
646	IEC Electronics Corp.*	7,778
2,502	Insight Enterprises, Inc.*	238,741
2,532	Itron, Inc.*	224,462
2,556	Kimball Electronics, Inc.*	65,945
6,754	Knowles Corp.*	141,294
283	Littlelfuse, Inc.	74,837
1,600	Luna Innovations, Inc.*	16,848
37	Mesa Laboratories, Inc.	9,010
2,596	Methode Electronics, Inc., Class A	108,980
1,659	MTS Systems Corp.*	96,554
2,108	Napco Security Technologies, Inc.*	73,422
2,628	National Instruments Corp.	113,490
2,576	Novanta, Inc.*	339,748
1,320	OSI Systems, Inc.*	126,852
1,564	PAR Technology Corp.*	102,301
1,667	PC Connection, Inc.	77,332
2,132	Plexus Corp.*	195,803
1,162	Rogers Corp.*	218,700
6,698	Sanmina Corp.*	277,163
1,880	ScanSource, Inc.*	56,306
1,582	SYNNEX Corp.	181,677
7,788	TTM Technologies, Inc.*	112,926
9,022	Vishay Intertechnology, Inc.	217,250
999	Vishay Precision Group, Inc.*	30,779
989	Wayside Technology Group, Inc.	24,863
3,952	Wireless Telecom Group, Inc.*	6,718

		4,561,332

Energy Equipment & Services (1.2%):
7,188	Archrock, Inc.	68,214
3,231	Aspen Aerogels, Inc.*	65,719
857	Bristow Group, Inc.*	22,179
2,978	Cactus, Inc., Class A	91,186
4,868	ChampionX Corp.*	105,782
2,103	Core Laboratories NV	60,545
1,457	Dawson Geophysical Co.*	3,570
2,539	Dril-Quip, Inc.*	84,371
4,307	Exterran Corp.*	14,472
16,167	Frank’s International NV*	57,393
1,260	Geospace Technologies Corp.*	11,491
2,641	Gulf Island Fabrication, Inc.*	10,194
7,520	Helix Energy Solutions Group, Inc.*	37,976
5,207	Helmerich & Payne, Inc.	140,382
531	KLX Energy Services Holdings, Inc.*	8,512
557	Liberty Oilfield Services, Inc., Class A*	6,289
595	Mammoth Energy Services, Inc.*	3,165
3,068	Matrix Service Co.*	40,221
494	Nabors Industries, Ltd.*	46,164
2,316	Natural Gas Services Group*	21,863
11,883	Newpark Resources, Inc.*	37,313
6,877	NexTier Oilfield Solutions, Inc.*	25,582
13,264	NOV, Inc.*	181,983
6,841	Oceaneering International, Inc.*	78,124
3,039	Oil States International, Inc.*	18,325
9,819	Patterson-UTI Energy, Inc.	70,009
7,231	Propetro Holding Corp.*	77,082
8,632	RPC, Inc.*	46,613

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
1,503	SEACOR Holdings, Inc.*	$61,247
1,598	SEACOR Marine Holdings, Inc.*	8,517
4,229	Select Energy Services, Inc.*	21,060
1,537	Solaris Oilfield Infrastructure, Inc.	18,859
1,803	Technip Energies NV, ADR*	26,991
13,392	TechnipFMC plc	103,386
5,480	TETRA Technologies, Inc.*	13,152
1,075	Tidewater, Inc.*	13,470
20,620	Transocean, Ltd.*	73,201
5,730	U.S. Silica Holdings, Inc.*	70,422

		1,845,024

Entertainment (0.3%):
2,527	Ballantyne Strong, Inc.*	6,595
4,904	Cinemark Holdings, Inc.*	100,092
2,242	Eros STX Global Corp.*	4,058
4,000	Glu Mobile, Inc.*	49,920
2,533	Imax Corp.*	50,913
783	Liberty Braves Group, Class A*	22,323
1,825	Liberty Braves Group, Class C*	50,772
7,207	Lions Gate Entertainment Corp., Class A*	107,744
7,603	Lions Gate Entertainment Corp., Class B*	98,079
870	Marcus Corp.*	17,391
2,715	Reading International, Inc., Class A*^	15,068
951	World Wrestling Entertainment, Inc., Class A	51,601

		574,556

Equity Real Estate Investment Trusts (0.1%):
3,291	Brookfield Renewable Corp., Class A	154,019
462	CTO Realty Growth, Inc.	24,029

		178,048

Food & Staples Retailing (0.9%):
7,678	BJ’s Wholesale Club Holdings, Inc.*	344,435
2,742	Grocery Outlet Holding Corp.*	101,152
1,019	Ingles Markets, Inc., Class A	62,821
2,814	Natural Grocers by Vitamin Cottage, Inc.	49,386
799	Performance Food Group Co.*	46,030
2,298	PriceSmart, Inc.	222,332
305	Rite Aid Corp.*	6,240
2,176	SpartanNash Co.	42,715
4,696	Sprouts Farmers Market, Inc.*	125,008
2,872	The Andersons, Inc.	78,635
2,406	The Chefs’ Warehouse, Inc.*	73,287
3,444	United Natural Foods, Inc.*	113,445
1,832	Village Super Market, Inc., Class A	43,180
2,676	Weis Markets, Inc.	151,248

		1,459,914

Food Products (1.8%):
444	Alico, Inc.	13,258
2,325	B&G Foods, Inc.^	72,215
1,273	Calavo Growers, Inc.	98,836
2,146	Cal-Maine Foods, Inc.*	82,449
1,318	Coffee Holding Co., Inc.*	6,511
12,516	Darling Ingredients, Inc.*	920,926
2,411	Farmer Brothers Co.*	25,171
5,876	Flowers Foods, Inc.	139,849
2,300	Fresh Del Monte Produce, Inc.	65,849
343	Freshpet, Inc.*	54,472
3,206	Hain Celestial Group, Inc. (The)*	139,782
6,361	Hostess Brands, Inc.*	91,217
1,266	J & J Snack Foods Corp.	198,800
519	John B Sanfilippo And Son, Inc.	46,902
1,792	Lancaster Colony Corp.	314,244

Shares		Value
Common Stocks, continued
Food Products, continued
2,754	Landec Corp.*	$29,192
2,175	Limoneira Co.	38,063
1,220	Rocky Mountain Chocolate Factory, Inc.*	6,429
1,074	Sanderson Farms, Inc.	167,308
46	Seaboard Corp.	169,740
708	Seneca Foods Corp., Class A*	33,340
12	Seneca Foods Corp., Class B*	564
4,807	Simply Good Foods Co. (The)*	146,229
2,230	Tootsie Roll Industries, Inc.^	73,878
1,779	TreeHouse Foods, Inc.*	92,935

		3,028,159

Gas Utilities (0.8%):
1,204	Chesapeake Utilities Corp.	139,760
1,610	National Fuel Gas Co.	80,484
5,705	New Jersey Resources Corp.	227,458
2,176	Northwest Natural Holding Co.	117,395
2,605	ONE Gas, Inc.	200,351
873	RGC Resources, Inc.	19,363
6,748	South Jersey Industries, Inc.	152,370
2,172	Southwest Gas Holdings, Inc.	149,238
3,801	Spire, Inc.	280,856

		1,367,275

Health Care Equipment & Supplies (2.4%):
6,691	Accuray, Inc.*	33,120
3,723	AngioDynamics, Inc.*	87,118
1,309	Anika Therapeutics, Inc.*	53,394
2,092	AtriCure, Inc.*	137,068
126	Atrion Corp.	80,805
2,434	Avanos Medical, Inc.*	106,463
2,841	Axogen, Inc.*	57,559
2,578	Cantel Medical Corp.*	205,828
1,128	Cardiovascular Systems, Inc.*	43,248
1,786	CONMED Corp.	233,234
2,181	CryoLife, Inc.*	49,247
1,118	Elctromed, Inc.*	11,784
4,664	Envista Holdings Corp.*	190,291
427	Fonar Corp.*	7,724
287	Haemonetics Corp.*	31,860
545	Heska Corp.*	91,811
778	ICU Medical, Inc.*	159,832
1,179	Inogen, Inc.*	61,921
2,136	Integer Holdings Corp.*	196,726
3,627	Integra LifeSciences Holdings Corp.*	250,589
199	IntriCon Corp.*	5,102
4,509	Invacare Corp.	36,162
850	iRadimed Corp.*	21,905
2,006	IRIDEX Corp.*	13,541
249	Kewaunee Scientific CP*	3,073
2,681	Lantheus Holdings, Inc.*	57,293
1,847	LeMaitre Vascular, Inc.	90,097
1,127	LENSAR, Inc.*	8,182
2,451	LivaNova plc*	180,712
3,167	Meridian Bioscience, Inc.*	83,134
2,349	Merit Medical Systems, Inc.*	140,658
2,205	Natus Medical, Inc.*	56,470
2,375	Neogen Corp.*	211,114
130	Nevro Corp.*	18,135
3,911	NuVasive, Inc.*	256,404
4,178	OraSure Technologies, Inc.*	48,757
860	Orthofix Medical, Inc.*	37,281
574	Orthopediatrics Corp.*	27,983
2,363	SeaSpine Holdings Corp.*	41,116
200	Shockwave Medical, Inc.*	26,052
700	SI-BONE, Inc.*	22,267
1,427	STAAR Surgical Co.*	150,420

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
10,930	Surgalign Holdings, Inc.*	$23,827
1,379	Surmodics, Inc.*	77,321
923	Tactile Systems Technology, Inc.*	50,294
1,583	TransMedics Group, Inc.*	65,679
554	Utah Medical Products, Inc.	47,976
2,566	Varex Imaging Corp.*	52,577
8,600	ViewRay, Inc.*	37,410

		3,980,564

Health Care Providers & Services (2.7%):
6,834	Acadia Healthcare Co., Inc.*	390,494
971	Addus HomeCare Corp.*	101,557
2,776	AMN Healthcare Services, Inc.*	204,591
15,391	Brookdale Senior Living, Inc.*	93,116
10,972	Community Health Systems, Inc.*	148,341
1,627	CorVel Corp.*	166,914
5,877	Covetrus, Inc.*	176,134
2,958	Cross Country Healthcare, Inc.*	36,945
3,482	Ensign Group, Inc. (The)	326,750
190	Five Star Senior Living, Inc.*	1,163
1,259	Hanger, Inc.*	28,730
1,266	HealthEquity, Inc.*	86,088
1,999	InfuSystems Holdings, Inc.*	40,700
1,543	Joint Corp. (The)*	74,635
1,186	LHC Group, Inc.*	226,775
1,752	Magellan Health, Inc.*	163,356
6,017	MEDNAX, Inc.*	153,253
577	ModivCare, Inc.*	85,465
887	National Healthcare Corp.	69,106
2,297	National Research Corp.*	107,569
2,979	Option Care Health, Inc.*	52,847
7,012	Owens & Minor, Inc.	263,581
4,009	Patterson Cos., Inc.	128,088
1,519	Petiq, Inc.*	53,560
4,815	Premier, Inc., Class A	162,988
1,080	Psychemedics Corp.*	6,696
7,682	R1 RCM, Inc.*	189,592
3,593	RadNet, Inc.*	78,148
6,706	Select Medical Holdings Corp.*	228,675
2,318	Surgery Partners, Inc.*	102,595
7,377	Tenet Healthcare Corp.*	383,603
1,837	The Pennant Group, Inc.*	84,135
2,495	Triple-S Management Corp., Class B*	64,945
895	U.S. Physical Therapy, Inc.	93,170

		4,574,305

Health Care Technology (0.7%):
12,127	Allscripts Healthcare Solutions, Inc.*	182,087
3,434	Castlight Health, Inc., Class B*	5,185
1,296	Change Healthcare, Inc.*	28,642
1,388	Computer Programs & Systems, Inc.	42,473
4,068	Evolent Health, Inc., Class A*	82,174
445	Health Catalyst, Inc.*	20,813
2,627	HealthStream, Inc.*	58,687
3,232	HMS Holdings Corp.*(a)	119,503
5,093	Inovalon Holdings, Inc., Class A*	146,577
4,954	NextGen Healthcare, Inc.*	89,667
2,192	Omnicell, Inc.*	284,674
747	Simulations Plus, Inc.	47,240
2,241	Vocera Communications, Inc.*	86,189

		1,193,911

Hotels, Restaurants & Leisure (2.7%):
1,724	BBQ Holdings, Inc.*	12,499
3	Biglari Holdings, Inc., Class A*	2,027
168	Biglari Holdings, Inc., Class B*	22,304
2,281	BJ’s Restaurants, Inc.*	132,480

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,174	Bloomin’ Brands, Inc.*	$167,007
950	Bluegreen Vacations Holding Corp.*	17,613
1,994	Brinker International, Inc.*	141,694
4,497	Carrols Restaurant Group, Inc.*	26,915
2,820	Cheesecake Factory, Inc. (The)*	164,998
2,057	Choice Hotels International, Inc.	220,696
2,299	Chuy’s Holdings, Inc.*	101,892
1,492	Cracker Barrel Old Country Store, Inc.	257,937
3,275	Dave & Buster’s Entertainment, Inc.*	156,873
2,980	Del Taco Restaurants, Inc.	28,548
3,256	Denny’s Corp.*	58,966
3,712	Dover Motorsports, Inc.	7,647
2,394	El Pollo Loco Holdings, Inc.*	38,591
9,422	Extended Stay America, Inc.	186,085
2,608	Fiesta Restaurant Group, Inc.*	32,835
378	Flanigan’s Enterprises, Inc.*	8,976
4,318	Hilton Grand Vacations, Inc.*	161,882
4,444	International Game Technology plc*	71,326
1,031	Jack in the Box, Inc.	113,183
2,108	Lindblad Expeditions Holdings, Inc.*	39,841
1,634	Marriott Vacations Worldwide Corp.*	284,609
597	Nathans Famous, Inc.	37,665
1,669	Noodles & Co.*	17,274
1,908	Papa John’s International, Inc.	169,125
3,630	Playa Hotels & Resorts NV*	26,499
1,540	Playags, Inc.*	12,443
3,185	Potbelly Corp.*	18,823
300	RCI Hospitality Holdings, Inc.	19,077
1,368	Red Robin Gourmet Burgers*	54,570
662	Red Rock Resorts, Inc.*	21,575
2,239	Ruth’s Hospitality Group, Inc.*	55,594
3,369	Scientific Games Corp., Class A*	129,774
3,059	SeaWorld Entertainment, Inc.*	151,941
1,613	Shake Shack, Inc., Class A*	181,898
505	Six Flags Entertainment Corp.*	23,467
3,073	Texas Roadhouse, Inc., Class A*	294,823
4,582	Travel + Leisure Co.	280,234
10,098	Wendy’s Co. (The)	204,585
1,375	Wingstop, Inc.	174,859
2,364	Wyndham Hotels & Resorts, Inc.	164,960

		4,496,610

Household Durables (2.6%):
608	Bassett Furniture Industries, Inc.	14,756
738	Beazer Homes USA, Inc.*	15,439
582	Cavco Industries, Inc.*	131,305
2,344	Century Communities, Inc.*	141,390
2,958	Ethan Allen Interiors, Inc.	81,670
820	Flexsteel Industries, Inc.	28,577
1,624	Green Brick Partners, Inc.*	36,832
1,634	Helen of Troy, Ltd.*	344,218
670	Hooker Furniture Corp.	24,428
2,064	Installed Building Products, Inc.	228,856
1,861	iRobot Corp.*	227,377
7,925	KB Home	368,751
1,138	Koss Corp.*^	25,594
3,650	La-Z-Boy, Inc.	155,052
1,096	LGI Homes, Inc.*	163,644
2,522	Lifetime Brands, Inc.	37,048
4,157	M/I Homes, Inc.*	245,554
5,856	MDC Holdings, Inc.	347,847
2,716	Meritage Homes Corp.*	249,655
723	P & F Industries, Inc., Class A*	4,757
2,534	Purple Innovation, Inc.*	80,201
3,692	Skyline Champion Corp.*	167,100
4,300	Sonos, Inc.*	161,121

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Household Durables, continued
9,383	Taylor Morrison Home Corp., Class A*	$289,090
2,280	Tempur Sealy International, Inc.	83,357
2,542	Toll Brothers, Inc.	144,208
602	TopBuild Corp.*	126,077
9,280	Tri Pointe Homes, Inc.*	188,941
3,274	Tupperware Brands Corp.*	86,466
600	Turtle Beach Corp.*	16,002
1,460	Universal Electronics, Inc.*	80,256

		4,295,569

Household Products (0.5%):
636	Central Garden & Pet Co.*	36,894
3,036	Central Garden & Pet Co., Class A*	157,538
4,183	Energizer Holdings, Inc.	198,525
1,767	Ocean Bio-Chem, Inc.	21,239
640	Oil-Dri Corp of America	22,042
1,701	Spectrum Brands Holdings, Inc.	144,585
1,014	WD-40 Co.	310,467

		891,290

Independent Power and Renewable Electricity Producers (0.4%):
10,080	Atlantic Power Corp.*	29,131
4,220	Atlantica Sustainable Infrastructure plc	154,579
703	Clearway Energy, Inc., Class A	18,637
2,596	Clearway Energy, Inc., Class C	73,051
3,474	Ormat Technologies, Inc.	272,814
2,332	Sunnova Energy International, Inc.*	95,192

		643,404

Industrial Conglomerates (0.1%):
2,771	Raven Industries, Inc.	106,212

Insurance (3.4%):
2,802	AMBAC Financial Group, Inc.*	46,905
3,895	American Equity Investment Life Holding Co.	122,809
1,583	American National Group , Inc.	170,758
1,428	Amerisafe, Inc.	91,392
2,482	Argo Group International Holdings, Ltd.	124,894
5,690	Assured Guaranty, Ltd.	240,573
2,314	Axis Capital Holdings, Ltd.	114,705
4,835	Brighthouse Financial, Inc.*	213,949
5,374	Citizens, Inc.*	31,115
3,445	Crawford & Co.	33,382
4,636	Crawford & Co., Class A	49,373
2,691	Donegal Group, Inc., Class A	39,988
1,684	eHealth, Inc.*	122,477
2,020	Employers Holdings, Inc.	86,981
1,225	Enstar Group, Ltd.*	302,245
1,839	FBL Financial Group, Inc., Class A	102,837
2,111	FedNat Holding Co.	9,774
1,852	First American Financial Corp.	104,916
10,826	Genworth Financial, Inc., Class A*	35,942
1,050	Global Indemnity Group LLC, Class A	31,122
3,055	Greenlight Capital Re, Ltd.*	26,579
1,752	Hallmark Financial Services, Inc.*	6,798
2,024	Hanover Insurance Group, Inc. (The)	262,027
489	HCI Group, Inc.	37,565
1,369	Heritage Insurance Holdings, Inc.	15,169
2,964	Horace Mann Educators Corp.	128,074
1,651	Independence Holding Co.	65,792
253	Investors Title Co.	41,998
1,943	James River Group Holdings	88,640
2,661	Kemper Corp.	212,135

Shares		Value
Common Stocks, continued
Insurance, continued
1,473	Kingstone Co., Inc.	$12,579
1,666	Kinsale Capital Group, Inc.	274,558
12,677	Maiden Holdings, Ltd.*	41,834
3,186	Mercury General Corp.	193,741
198	National Western Life Group, Inc., Class A	49,302
929	NI Holdings, Inc.*	17,168
6,495	Old Republic International Corp.	141,851
1,464	Primerica, Inc.	216,408
4,148	ProAssurance Corp.	111,000
180	Protective Insurance Corp.	4,131
2,350	RLI Corp.	262,190
1,234	Safety Insurance Group, Inc.	103,965
2,998	Selective Insurance Group, Inc.	217,475
6,247	SiriusPoint, Ltd.*	63,532
3,755	State Auto Financial Corp.	74,011
2,715	Stewart Information Services Corp.	141,261
204	The National Security Group, Inc.	2,144
2,849	Tiptree, Inc., Class A	25,499
232	Trupanion, Inc.*	17,681
2,000	United Fire Group, Inc.	69,600
4,002	United Insurance Holdings Co.	28,854
2,274	Universal Insurance Holdings, Inc.	32,609
12,895	Unum Group	358,869
223	White Mountains Insurance Group, Ltd.	248,623

		5,669,799

Interactive Media & Services (0.5%):
5,278	Cargurus, Inc.*	125,775
4,413	Cars.com, Inc.*	57,192
6,181	DHI Group, Inc.*	20,706
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	50,057
3,238	QuinStreet, Inc.*	65,731
2,073	Travelzoo, Inc.*	34,743
4,246	TripAdvisor, Inc.*	228,393
11,137	TrueCar, Inc.*	53,291
3,909	Yelp, Inc.*	152,452
1,473	Zedge, Inc., Class B*	17,823

		806,163

Internet & Direct Marketing Retail (0.7%):
1,021	1-800 Flowers.com, Inc., Class A*	28,190
576	Groupon, Inc.*	29,114
3,052	Grubhub, Inc.*	183,120
1,300	Lands’ End, Inc.*	32,253
3,938	Leaf Group, Ltd.*	25,400
3,018	Liquidity Services, Inc.*	56,074
1,834	Magnite, Inc.*	76,313
1,724	PetMed Express, Inc.^	60,642
3,615	Quotient Technology, Inc.*	59,069
16,641	Qurate Retail, Inc., Class A	195,698
2,899	Shutterstock, Inc.	258,127
1,086	Stamps.com, Inc.*	216,668

		1,220,668

IT Services (2.7%):
1,631	Alliance Data Systems Corp.	182,819
622	BM Technologies, Inc.*	7,246
1,700	Brightcove, Inc.*	34,204
403	CACI International, Inc., Class A*	99,404
4,472	Cardtronics plc*	173,514
1,474	Cass Information Systems, Inc.	68,202
1,582	Concentrix Corp.*	236,857
9,103	Conduent, Inc.*	60,626
4,532	CoreLogic, Inc.	359,160
1,673	CSG Systems International, Inc.	75,101

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
IT Services, continued
758	CSP, Inc.*	$6,595
7,367	DXC Technology Co.*	230,292
4,623	Evertec, Inc.	172,068
1,270	Evo Payments, Inc.*	34,950
2,811	Exlservice Holdings, Inc.*	253,440
1,053	Greensky, Inc.*	6,518
4,964	GTT Communications, Inc.*^	9,084
2,901	Hackett Group, Inc. (The)	47,547
439	I3 Verticals, Inc.*	13,664
6,887	KBR, Inc.	264,392
10,373	Limelight Networks, Inc.*	37,032
3,634	LiveRamp Holdings, Inc.*	188,532
1,830	ManTech International Corp., Class A	159,119
2,575	MAXIMUS, Inc.	229,278
4,756	NIC, Inc.	161,371
862	Paysign, Inc.*^	3,767
2,404	Perficient, Inc.*	141,163
3,604	Perspecta, Inc.	104,696
3,168	PFSweb, Inc.*	21,384
2,707	Sabre Corp.*	40,091
1,072	Science Applications International Corp.	89,608
8,429	Servicesource International, Inc.*	12,391
1,555	StarTek, Inc.*	12,362
4,816	Switch, Inc., Class A	78,308
3,386	Sykes Enterprises, Inc.*	149,255
6,624	Teradata Corp.*	255,289
3,462	TTEC Holdings, Inc.	347,758
4,235	Unisys Corp.*	107,654
3,544	Verra Mobility Corp.*	47,968

		4,522,709

Leisure Products (0.6%):
4,501	Acushnet Holdings Corp.	186,026
2,004	American Outdoor Brands, Inc.*	50,501
5,416	Callaway Golf Co.	144,878
1,661	Clarus Corp.	28,320
1,402	Escalade, Inc.	29,316
723	Johnson Outdoors, Inc., Class A	103,208
1,264	Malibu Boats, Inc.*	100,716
2,419	Marine Products Corp.	39,357
850	Mastercraft Boat Holdings, Inc.*	22,602
3,780	Mattel, Inc.*	75,298
3,547	Nautilus Group, Inc.*	55,475
4,011	Smith & Wesson Brands, Inc.	69,992
1,645	Vista Outdoor, Inc.*	52,755
421	YETI Holdings, Inc.*	30,400

		988,844

Life Sciences Tools & Services (0.5%):
2,434	Codexis, Inc.*	55,714
7,407	Enzo Biochem, Inc.*	25,480
6,099	Fluidigm Corp.*	27,567
7,018	Harvard Bioscience, Inc.*	38,318
2,082	Luminex Corp.	66,416
2,003	Medpace Holdings, Inc.*	328,592
2,887	Neogenomics, Inc.*	139,240
647	Personalis, Inc.*	15,923
1,114	Quanterix Corp.*	65,136

		762,386

Machinery (5.4%):
370	AGCO Corp.	53,151
858	Alamo Group, Inc.	133,977
1,976	Albany International Corp., Class A	164,937
6,903	Allison Transmission Holdings, Inc.	281,849
1,735	Altra Industrial Motion Corp.	95,980

Shares		Value
Common Stocks, continued
Machinery, continued
806	Art’s-Way Manufacturing Co.*	$2,491
1,343	Astec Industries, Inc.	101,289
3,724	Barnes Group, Inc.	184,487
2,530	Blue Bird Corp.*	63,326
2,762	Chart Industries, Inc.*	393,170
1,959	CIRCOR International, Inc.*	68,212
8,051	Colfax Corp.*	352,713
1,856	Columbus McKinnon Corp.	97,923
5,525	Commercial Vehicle Group, Inc.*	53,316
2,638	Crane Co.	247,735
1,676	DMC Global, Inc.*	90,940
1,772	Douglas Dynamics, Inc.	81,778
500	Eastern Co. (The)	13,400
3,670	Energy Recovery, Inc.*	67,308
4,509	Enerpac Tool Group Corp.	117,775
1,253	EnPro Industries, Inc.	106,843
1,703	ESCO Technologies, Inc.	185,440
4,291	Evoqua Water Technologies Co.*	112,853
4,302	Federal Signal Corp.	164,767
5,909	Flowserve Corp.	229,328
3,333	Franklin Electric Co., Inc.	263,107
2,281	FreightCar America, Inc.*	15,043
5,795	Gates Industrial Corp. plc*	92,662
1,765	Gencor Industries, Inc.*	23,669
2,837	Gorman-Rupp Co. (The)	93,933
459	Graham Corp.	6,536
6,069	Harsco Corp.*	104,083
2,380	Helios Technologies, Inc.	173,431
2,413	Hillenbrand, Inc.	115,124
785	Hurco Cos, Inc.	27,711
1,014	Hyster-Yale Materials Handling, Inc., Class A	88,340
450	ITT, Inc.	40,910
2,162	John Bean Technologies Corp.	288,281
472	Kadant, Inc.	87,325
3,498	Kennametal, Inc.	139,815
1,529	L.B. Foster Co., Class A*	27,369
238	Lincoln Electric Holdings, Inc.	29,260
755	Lindsay Corp.	125,798
1,589	Lydall, Inc.*	53,613
3,228	Manitex International, Inc.*	25,469
2,653	Manitowoc Co., Inc. (The)*	54,705
2,606	Meritor, Inc.*	76,669
728	Miller Industries, Inc.	33,626
3,898	Mueller Industries, Inc.	161,182
9,487	Mueller Water Products, Inc., Class A	131,774
3,952	Navistar International Corp.*	174,007
3,562	NN, Inc.*	25,183
738	Omega Flex, Inc.	116,515
1,629	Park-Ohio Holdings Corp.	51,297
1,599	Proto Labs, Inc.*	194,678
1,578	RBC Bearings, Inc.*	310,503
3,472	REV Group, Inc.	66,524
6,630	Rexnord Corp.	312,207
2,848	Shyft Group, Inc. (The)	105,946
1,692	SPX Corp.*	98,593
1,560	SPX FLOW, Inc.	98,795
1,276	Standex International Corp.	121,947
466	Taylor Devices, Inc.*	5,266
1,269	Tennant Co.	101,380
7,022	Terex Corp.	323,503
800	The Exone Co.*^	25,088
3,586	The Greenbrier Cos., Inc.	169,331
962	Timken Co.	78,086
7,930	Titan International, Inc.*	73,590
3,126	TriMas Corp.*	94,780

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
4,025	Trinity Industries, Inc.	$114,672
1,747	Twin Disc, Inc.*	16,701
3,327	Wabash National Corp.	62,548
2,027	Watts Water Technologies, Inc., Class A	240,828
13,695	Welbilt, Inc.*	222,544
483	Woodward, Inc.	58,264

		9,007,199

Marine (0.2%):
7,920	Costamare, Inc.	76,190
315	Eneti, Inc.	6,624
4,337	Genco Shipping & Trading, Ltd.	43,717
1,922	Kirby Corp.*	115,858
2,096	Matson, Inc.	139,804

		382,193

Media (1.0%):
3,904	A.H. Belo Corp., Class A	8,159
2,486	AMC Networks, Inc., Class A*	132,156
478	Beasley Broadcast Group, Inc., Class A*	1,353
2,323	Boston Omaha Corp.*	68,668
7,836	comScore, Inc.*	28,680
144	Daily Journal Corp.*	45,569
4,914	E.W. Scripps Co. (The), Class A	94,693
3,323	Emerald Holding, Inc.*	18,343
6,123	Entercom Communications Corp.*	32,146
11,865	Entravision Communications Corp., Class A	47,935
5,880	Gannett Co, Inc.*	31,634
4,884	Gray Television, Inc.	89,866
2,892	Hemisphere Media Group*	33,692
2,165	John Wiley & Sons, Inc., Class A	117,343
2,864	Liberty Latin America, Ltd.*	36,745
10,761	Liberty Latin America, Ltd., Class C*	139,678
500	Loral Space & Communications Inc.	18,835
348	Marchex, Inc., Class B*	978
3,285	Meredith Corp.*	97,827
3,571	MSG Networks, Inc., Class A*	53,708
8,602	National CineMedia, Inc.	39,741
155	Nexstar Media Group, Inc., Class A	21,767
1,732	Scholastic Corp.	52,151
2,708	TechTarget, Inc.*	188,070
10,206	Tegna, Inc.	192,178
2,169	Tribune Publishing Co.*	39,020

		1,630,935

Metals & Mining (1.3%):
9,730	Alcoa Corp.*	316,128
7,802	Allegheny Technologies, Inc.*	164,310
2,124	Ampco-Pittsburgh Corp.*	14,337
3,338	Carpenter Technology Corp.	137,359
3,100	Century Aluminum Co.*	54,746
8,414	Coeur Mining, Inc.*	75,978
6,250	Commercial Metals Co.	192,750
2,311	Compass Minerals International, Inc.	144,946
13,641	Ferroglobe plc*	51,563
13,641	Ferroglobe Unit*(a)	–
515	Fortitude Gold Corp.*	2,379
1,805	Gold Resource Corp.	4,765
1,557	Haynes International, Inc.	46,196
31,884	Hecla Mining Co.	181,420
931	Kaiser Aluminum Corp.	102,876
1,117	Materion Corp.	73,990
9,373	McEwen Mining, Inc.*	9,748
2,868	Ryerson Holding Corp.*	48,871

Shares		Value
Common Stocks, continued
Metals & Mining, continued
1,487	Schnitzer Steel Industries, Inc., Class A	$62,142
3,318	SunCoke Energy, Inc.	23,259
1,789	Synalloy Corp.*	15,815
4,467	TimkenSteel Corp.*	52,487
6,784	United States Steel Corp.	177,537
1,458	Universal Stainless & Alloy Products, Inc.*	14,828
2,207	Warrior Met Coal, Inc.	37,806
3,470	Worthington Industries, Inc.	232,802

		2,239,038

Multiline Retail (0.3%):
1,321	Big Lots, Inc.	90,224
654	Dillard’s, Inc., Class A	63,157
2,524	Kohl’s Corp.	150,456
3,428	Macy’s, Inc.*	55,499
1,243	Ollie’s Bargain Outlet Holdings, Inc.*	108,141

		467,477

Multi-Utilities (0.5%):
4,514	Avista Corp.	215,544
2,243	Black Hills Corp.	149,765
5,423	MDU Resources Group, Inc.	171,421
2,992	NorthWestern Corp.	195,078
1,778	Unitil Corp.	81,237

		813,045

Oil, Gas & Consumable Fuels (2.7%):
816	Adams Resources & Energy, Inc.	22,856
14,605	Antero Midstream Corp.	131,883
5,014	Antero Resources Corp.*	51,143
1,558	APA Corp.	27,888
1,638	Arch Resources, Inc.*	68,141
1,954	Ardmore Shipping Corp.*	8,871
4,767	Berry Corp.	26,266
2,422	Bonanza Creek Energy, Inc.*	86,538
2,330	Callon Petroleum Co.*^	89,822
3,036	Centennial Resource Development, Inc., Class A*^	12,751
3,046	Cimarex Energy Co.	180,902
16,914	Clean Energy Fuel Corp.*	232,398
11,575	CNX Resources Corp.*	170,153
2,015	CONSOL Energy, Inc.*	19,586
4,374	CVR Energy, Inc.	83,893
5,713	Delek US Holdings, Inc.	124,429
12,569	DHT Holdings, Inc.	74,534
2,156	Dorian LPG, Ltd.*	28,308
416	Earthstone Energy, Inc.*	2,974
17,427	Enlink Midstream LLC	74,762
19,984	EQT Corp.*	371,302
13,891	Equitrans Midstream Corp.	113,351
2,943	Evolution Petroleum Corp.	9,947
10,643	Gaslog, Ltd.	61,410
4,653	Gevo, Inc.*	45,646
2,611	Green Plains, Inc.*	70,680
3,545	HollyFrontier Corp.	126,840
2,520	International Seaways, Inc.	48,838
34,496	Kosmos Energy, Ltd.*	105,903
725	Laredo Petroleum, Inc.*	21,794
2,640	Magnolia Oil & Gas Corp., Class A*	30,307
21,356	Marathon Oil Corp.	228,082
9,030	Matador Resources Co.	211,754
6,809	Murphy Oil Corp.	111,736
9,513	Nordic American Tankers, Ltd.^	30,917
5,300	Overseas Shipholding Group, Inc.*	10,918
2,838	PAR Pacific Holdings, Inc.*	40,073
6,480	PBF Energy, Inc., Class A*	91,692

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
7,105	PDC Energy, Inc.*	$244,412
5,636	Peabody Energy Corp.*	17,246
523	Penn Virginia Corp.*	7,008
2,410	PHX Minerals, Inc.	6,917
6	PrimeEnergy Resources Corp.*	314
17,188	Range Resources Corp.*	177,552
4,379	Renewable Energy Group, Inc.*	289,189
300	REX American Resources Corp.*	25,251
1,533	SandRidge Energy, Inc.*	5,994
3,705	Scorpio Tankers, Inc.	68,394
8,803	SFL Corp., Ltd.	70,600
7,278	SM Energy Co.	119,141
29,966	Southwestern Energy Co.*	139,342
2,952	Talos Energy, Inc.*	35,542
1,980	Teekay Shipping Corp.*	6,336
2,363	Teekay Tankers, Ltd., Class A*^	32,846
8,709	W&T Offshore, Inc.*	31,265
3,425	World Fuel Services Corp.	120,560

		4,647,197

Paper & Forest Products (0.6%):
1,324	Boise Cascade Co.	79,215
1,565	Clearwater Paper Corp.*	58,875
3,735	Domtar Corp.	138,008
3,299	Glatfelter Corp.	56,578
5,601	Louisiana-Pacific Corp.	310,632
5,170	Mercer International, Inc.	74,396
1,384	Neenah, Inc.	71,110
8,894	Resolute Forest Products*	97,389
2,103	Schweitzer-Mauduit International, Inc.	102,984
3,241	Verso Corp.	47,286

		1,036,473

Personal Products (0.5%):
9,424	Coty, Inc., Class A*	84,910
2,807	Edgewell Personal Care Co.	111,157
3,582	elf Beauty, Inc.*	96,105
1,964	Inter Parfums, Inc.	139,307
900	Lifevantage Corp.*	8,415
537	Mannatech, Inc.	10,944
844	Medifast, Inc.	178,776
1,387	Natural Alternatives International, Inc.*	21,304
369	Natural Health Trends Corp.^	2,491
2,857	Natures Sunshine Products, Inc.	57,026
1,929	Nu Skin Enterprises, Inc., Class A	102,025
340	United-Guardian, Inc.	5,151
1,070	Usana Health Sciences, Inc.*	104,432

		922,043

Pharmaceuticals (0.9%):
900	Adicet Bio, Inc.*	11,772
1,372	Aerie Pharmaceuticals, Inc.*	24,518
5,034	Amneal Pharmaceuticals, Inc.*	33,879
2,002	Amphastar Pharmaceuticals, Inc.*	36,677
877	ANI Pharmaceuticals, Inc.*	31,695
1,496	Aratana Therapeutics- CVR*(a)	–
1,561	Assembly Biosciences, Inc.*	7,181
4,700	BioDelivery Sciences International, Inc.*	18,377
4,206	Chiasma, Inc.*	13,165
1,754	Collegium Pharmaceutical, Inc.*	41,570
7,702	Corcept Therapeutics, Inc.*	183,230
3,415	Cumberland Pharmaceuticals, Inc.*	10,347
5,512	Cymabay Therapeutics, Inc.*	25,024
14,088	Endo International plc*	104,392
3,670	Innoviva, Inc.*	43,857

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
1,806	Intra-Cellular Therapies, Inc.*	$61,278
1,144	Kala Pharmaceuticals, Inc.*^	7,711
4,227	Lannett Co., Inc.*	22,319
6,210	Nektar Therapeutics*	124,199
882	NGM Biopharmaceuticals, Inc.*	25,640
2,308	Otonomy, Inc.*	5,885
2,014	Pacira BioSciences, Inc.*	141,160
1,714	Phibro Animal Health Corp., Class A	41,822
4,069	Prestige Consumer Healthcare, Inc.*	179,361
911	scPharmaceuticals, Inc.*	6,058
6,222	SIGA Technologies, Inc.*	40,443
8,452	Strongbridge Biopharma plc*	23,328
3,556	Supernus Pharmaceuticals, Inc.*	93,096
1,805	Taro Pharmaceutical Industries, Ltd.*	133,118
1,478	Zogenix, Inc.*^	28,851

		1,519,953

Professional Services (1.8%):
1,888	Acacia Research Corp.*	12,555
3,554	ASGN, Inc.*	339,193
848	Barrett Business Services, Inc.	58,393
3,846	CBIZ, Inc.*	125,610
490	CRA International, Inc.	36,574
3,450	Exponent, Inc.	336,202
1,473	Forrester Research, Inc.*	62,573
1,595	Franklin Covey Co.*	45,123
2,238	FTI Consulting, Inc.*	313,566
2,202	GP Strategies Corp.*	38,425
1,590	Heidrick & Struggles International, Inc.	56,795
1,654	Huron Consulting Group, Inc.*	83,329
1,347	ICF International, Inc.	117,728
1,529	Insperity, Inc.	128,038
2,940	Kelly Services, Inc., Class A*	65,474
1,713	Kforce, Inc.	91,817
3,488	Korn Ferry	217,547
3,511	ManpowerGroup, Inc.	347,237
1,332	Mastech Digital, Inc.*	23,457
3,943	Mistras Group, Inc.*	44,990
4,033	Resources Connection, Inc.	54,607
4,127	TriNet Group, Inc.*	321,741
2,813	Trueblue, Inc.*	61,942
1,352	Upwork, Inc.*	60,529
505	Willdan Group, Inc.*	20,730

		3,064,175

Real Estate Management & Development (0.7%):
950	BBX Capital, Inc.*	6,033
395	CKX Lands, Inc.*	5,115
4,986	Cushman & Wakefield plc*	81,372
1,468	eXp World Holdings, Inc.*	66,867
1,627	Five Point Holdings LLC, Class A*	12,300
1,972	Forestar Group, Inc.*	45,908
504	FRP Holdings, Inc.*	24,807
2,012	Howard Hughes Corp. (The)*	191,402
382	Indus Realty Trust, Inc.	22,981
10	J.W. Mays, Inc.*	265
7,966	Kennedy-Wilson Holdings, Inc.	160,993
2,754	Marcus & Millichap, Inc.*	92,810
1,035	Maui Land & Pineapple Co.*	11,954
8,443	Newmark Group, Inc.	84,472
1,207	Rafael Holdings, Inc., Class B*	48,183
688	RE/MAX Holdings, Inc., Class A	27,100
3,140	Realogy Holdings Corp.*	47,508
308	Stratus Properties, Inc.*	9,394
3,421	Tejon Ranch Co.*	57,268
1,076	The RMR Group, Inc., Class A	43,912

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
3,981	The St Joe Co.	$170,785

		1,211,429

Road & Rail (1.0%):
1,803	ArcBest Corp.	126,877
4,972	Avis Budget Group, Inc.*	360,668
2,278	Covenant Logistics Group, Inc.*	46,904
4,045	Heartland Express, Inc.	79,201
279	Landstar System, Inc.	46,052
4,799	Marten Transport, Ltd.	81,439
1,114	Ryder System, Inc.	84,274
2,413	Saia, Inc.*	556,389
2,170	Schneider National, Inc., Class B	54,185
1,170	Universal Logistics Holdings, Inc.	30,783
1,009	US Xpress Enterprises, Inc., Class A*	11,856
988	USA Truck, Inc.*	18,881
2,850	Werner Enterprises, Inc.	134,435
4,526	Yellow Corp.*	39,784

		1,671,728

Semiconductors & Semiconductor Equipment (3.1%):
2,035	Advanced Energy Industries, Inc.	222,161
2,430	Alpha & Omega Semiconductor, Ltd.*	79,461
1,892	Ambarella, Inc.*	189,938
12,720	Amkor Technology, Inc.	301,591
1,301	Amtech Systems, Inc.*	15,378
2,581	Axcelis Technologies, Inc.*	106,053
2,777	AXT, Inc.*	32,380
3,630	Brooks Automation, Inc.	296,390
1,210	CEVA, Inc.*	67,942
3,613	Cirrus Logic, Inc.*	306,346
1,496	CMC Materials, Inc.	264,478
2,356	Cohu, Inc.*	98,575
522	Cyberoptics Corp.*	13,556
3,887	Diodes, Inc.*	310,338
1,256	DSP Group, Inc.*	17,898
5,632	FormFactor, Inc.*	254,060
4,679	GSI Technology, Inc.*	31,303
1,254	Ichor Holdings, Ltd.*	67,465
1,271	Impinj, Inc.*	72,282
1,349	inTest Corp.*	15,932
2,631	Kulicke & Soffa Industries, Inc.	129,208
6,714	Lattice Semiconductor Corp.*	302,264
1,636	MagnaChip Semiconductor Corp.*	40,736
4,167	MaxLinear, Inc., Class A*	142,011
4,238	Neophotonics Corp.*	50,644
557	NVE Corp.	39,046
2,709	Onto Innovation, Inc.*	178,008
2,739	PDF Solutions, Inc.*	48,699
6,256	Photronics, Inc.*	80,452
2,109	Pixelworks, Inc.*	6,981
4,166	Power Integrations, Inc.	339,445
7,453	Rambus, Inc.*	144,886
3,935	Semtech Corp.*	271,515
1,793	Silicon Laboratories, Inc.*	252,939
726	SMART Global Holdings, Inc.*	33,411
2,469	Synaptics, Inc.*	334,351
3,049	Ultra Clean Holdings, Inc.*	176,964
2,559	Veeco Instruments, Inc.*	53,074

		5,388,161

Software (3.0%):
2,828	2u, Inc.*	108,114
3,492	A10 Networks, Inc.*	33,558
5,809	ACI Worldwide, Inc.*	221,032

Shares		Value
Common Stocks, continued
Software, continued
994	Agilysys, Inc.*	$47,672
2,538	Alarm.com Holding, Inc.*	219,232
1,546	Altair Engineering, Inc.*	96,733
3,594	American Software, Inc., Class A	74,396
746	Appfolio, Inc.*	105,492
935	Asure Software, Inc.*	7,143
2,721	Avaya Holdings Corp.*	76,270
2,785	Aware, Inc.*	10,165
3,147	Blackbaud, Inc.*	223,689
2,676	Bottomline Technologies, Inc.*	121,089
2,350	BSQUARE Corp.*	8,037
440	Cerence, Inc.*	39,415
900	ChannelAdvisor Corp.*	21,195
10,904	Cloudera, Inc.*	132,702
3,799	Cognyte Software, Ltd.*	105,650
2,347	CommVault Systems, Inc.*	151,382
693	Cornerstone OnDemand, Inc.*	30,201
6,387	Digital Turbine, Inc.*	513,260
3,015	Ebix, Inc.	96,570
1,549	Envestnet, Inc.*	111,884
4,947	FireEye, Inc.*	96,813
2,347	J2 Global, Inc.*	281,311
562	MicroStrategy, Inc., Class A*	381,487
3,326	Mimecast, Ltd.*	133,738
2,038	Mitek Systems, Inc.*	29,714
1,064	New Relic, Inc.*	65,415
2,582	OneSpan, Inc.*	63,259
2,616	Progress Software Corp.	115,261
1,068	QAD, Inc.	71,107
2,317	Qualys, Inc.*	242,775
5,408	Sailpoint Technologies Holdings, Inc.*	273,861
769	Sapiens International Corp. NV	24,447
539	Shotspotter, Inc.*	18,903
684	Sps Commerce, Inc.*	67,928
5,449	Synacor, Inc.*(a)	11,933
3,280	Synchronoss Technologies, Inc.*	11,710
870	Upland Software, Inc.*	41,055
3,799	Verint Systems, Inc.*	172,817
11,535	Xperi Holding Corp.	251,117
1,800	Zix Corp.*	13,590

		4,923,122

Specialty Retail (4.1%):
2,730	Aaron’s Co., Inc. (The)	70,106
3,905	Abercrombie & Fitch Co., Class A*	133,981
14,139	American Eagle Outfitters, Inc.	413,424
422	America’s Car Mart, Inc.*	64,300
1,192	Asbury Automotive Group, Inc.*	234,228
3,093	At Home Group, Inc.*	88,769
3,534	AutoNation, Inc.*	329,439
7,305	Barnes & Noble Education, Inc.*	59,463
7,174	Bed Bath & Beyond, Inc.*	209,122
4,102	Big 5 Sporting Goods Corp.^	64,401
1,202	Boot Barn Holdings, Inc.*	74,897
1,732	Build-A-Bear Workshop, Inc.*	11,951
3,926	Caleres, Inc.	85,587
2,599	Cato Corp., Class A*	31,188
16,720	Chico’s FAS, Inc.*	55,343
1,594	Citi Trends, Inc.*	133,545
3,051	Conn’s, Inc.*	59,342
4,771	Designer Brands, Inc., Class A*	83,015
6,903	Foot Locker, Inc.	388,294
1,362	Genesco, Inc.*	64,695
877	Group 1 Automotive, Inc.	138,382
4,311	Guess?, Inc.	101,309
2,046	Haverty Furniture Cos., Inc.	76,091

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value

Common Stocks, continued

Specialty Retail, continued
849	Hibbett Sports, Inc.*	$58,488
923	Lithia Motors, Inc., Class A	360,053
1,529	Lumber Liquidators Holdings, Inc.*	38,408
1,251	MarineMax, Inc.*	61,749
8,315	Michaels Cos., Inc. (The)*	182,431
2,527	Monro, Inc.	166,277
1,222	Murphy U.S.A., Inc.	176,652
4,523	National Vision Holdings, Inc.*	198,243
3,614	ODP Corp. (The)*	156,450
5,676	Penske Automotive Group, Inc.	455,441
3,598	Rent-A-Center, Inc.	207,461
7,968	Sally Beauty Holdings, Inc.*	160,396
909	Shoe Carnival, Inc.	56,249
4,149	Signet Jewelers, Ltd.*	240,559
2,599	Sleep Number Corp.*	372,931
2,525	Sonic Automotive, Inc., Class A	125,164
2,363	Sportsman’s Warehouse Holdings, Inc.*	40,738
5,592	The Buckle, Inc.	219,654
1,798	The Children’s Place, Inc.*	125,321
6,893	The Container Store Group, Inc.*	114,700
2,271	Tilly’s, Inc.*	25,708
5,634	Urban Outfitters, Inc.*	209,528
399	Winmark Corp.	74,386
2,353	Zumiez, Inc.*	100,944

		6,898,803

Technology Hardware, Storage & Peripherals (0.5%):
6,969	3D Systems Corp.*	191,229
1,308	AstroNova, Inc.*	17,527
4,957	Avid Technology, Inc.*	104,642
1,901	CCUR Holdings, Inc.*	5,323
6,556	NCR Corp.*	248,801
3,811	Stratasys, Ltd.*^	98,705
2,418	Super Micro Computer, Inc.*	94,447
1,590	TransAct Technologies, Inc.*	17,283
2,682	Xerox Holdings Corp.	65,092

		843,049

Textiles, Apparel & Luxury Goods (1.5%):
5,043	Capri Holdings, Ltd.*	257,193
2,061	Carter’s, Inc.*	183,285
1,266	Columbia Sportswear Co.	133,728
5,961	Crocs, Inc.*	479,561
2,291	Culp, Inc.	35,258
1,291	Fossil Group, Inc.*	16,008
5,012	G-III Apparel Group, Ltd.*	151,062
1,322	Hanesbrands, Inc.	26,004
3,853	Kontoor Brands, Inc.	186,986
816	Lakeland Industries, Inc.*^	22,734
544	Movado Group, Inc.	15,477
1,357	Oxford Industries, Inc.	118,629
348	PVH Corp.*	36,784
1,115	Rocky Brands, Inc.	60,277
1,647	Skechers U.S.A., Inc., Class A*	68,696
4,945	Steven Madden, Ltd.	184,251
418	Superior Group of Cos., Inc.	10,626
957	Unifi, Inc.*	26,375
1,916	Vera Bradley, Inc.*	19,352
5,461	Wolverine World Wide, Inc.	209,265

		2,241,551

Thrifts & Mortgage Finance (2.2%):
4,037	Axos Financial, Inc.*	189,779
2,838	BankFinancial Corp.	29,288
2,024	Bridgewater Bancshares, Inc.*	32,688
10,099	Capitol Federal Financial, Inc.	133,761

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
280	Citizens Community Bancorp, Inc.	$3,475
5,449	Columbia Financial, Inc.*	95,249
1,537	ESSA Bancorp, Inc.	24,592
4,198	Essent Group, Ltd.	199,363
696	Federal Agricultural Mortgage Corp.	70,101
242	First Capital, Inc.	11,788
1,936	Flagstar Bancorp, Inc.	87,314
659	FS Bancorp, Inc.	44,285
195	Guaranty Federal Bankshares, Inc.	3,773
206	Hingham Institution for Savings	58,455
629	HMN Financial, Inc.*	12,649
973	Home Bancorp, Inc.	35,077
43	Home Federal Bancorp, Inc.	1,333
1,829	HomeStreet, Inc.	80,604
869	IF Bancorp, Inc.^	18,701
5,672	Kearny Financial Corp.	68,518
390	Kentucky First Federal Bancorp	2,633
289	LendingTree, Inc.*	61,557
1,892	Luther Burbank Corp.	22,382
940	Malvern Bancorp, Inc.*	17,503
1,234	Merchants BanCorp	51,754
3,912	Meridian Bancorp, Inc.	72,059
3,591	Meta Financial Group, Inc.	162,708
7,203	Mr Cooper Group, Inc.*	250,376
13,183	New York Community Bancorp, Inc.	166,369
4,642	NMI Holdings, Inc., Class A*	109,737
4,278	Northfield Bancorp, Inc.	68,106
9,597	Northwest Bancshares, Inc.	138,677
4,063	Oceanfirst Financial Corp.	97,268
198	Oconee Federal Financial Corp.	5,164
1,129	Ocwen Financial Corp.*	32,097
2,010	PCSB Financial Corp.	33,386
163	PennyMac Financial Services, Inc.	10,900
2,359	Premier Financial Corp.	78,460
1,677	Provident Financial Holdings, Inc.	28,341
3,721	Provident Financial Services, Inc.	82,904
1,685	Prudential Bancorp, Inc.	24,871
4,207	Radian Group, Inc.	97,813
1,982	Riverview Bancorp, Inc.	13,735
3,255	Security National Financial Corp., Class A*	30,434
671	Severn Bancorp, Inc.	8,119
707	Southern Missouri Bancorp, Inc.	27,870
1,053	Sterling Bancorp, Inc.*	5,960
1,409	Territorial Bancorp, Inc.	37,282
1,816	TFS Financial Corp.	36,992
7,314	TrustCo Bank Corp NY	53,904
5,637	Washington Federal, Inc.	173,620
2,217	Waterstone Financial, Inc.	45,271
2,661	Wawlker & Dunlop, Inc.	273,390
3,601	Western New England BanCorp, Inc.	30,356
3,988	WSFS Financial Corp.	198,563
35	WVS Financial Corp.	553

		3,751,907

Tobacco (0.1%):
491	Turning Point Brands, Inc.	25,615
975	Universal Corp.	57,515
9,542	Vector Group, Ltd.	133,112

		216,242

Trading Companies & Distributors (1.6%):
5,951	Air Lease Corp.	291,598
1,927	Applied Industrial Technologies, Inc.	175,685
3,172	Beacon Roofing Supply, Inc.*	165,959
1,606	CAI International, Inc.	73,105
2,002	DXP Enterprises, Inc.*	60,400
1,463	EVI Industries, Inc.*	42,091

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,550	GATX Corp.	$143,747
573	GMS, Inc.*	23,923
1,299	H&E Equipment Services, Inc.	49,362
1,516	Herc Holdings, Inc.*	153,616
1,475	Kaman Corp., Class A	75,653
989	Lawson Products, Inc.*	51,290
4,569	MRC Global, Inc.*	41,258
2,121	MSC Industrial Direct Co., Inc., Class A	191,293
7,964	NOW, Inc.*	80,357
1,839	Rush Enterprises, Inc., Class A	91,637
195	SiteOne Landscape Supply, Inc.*	33,294
3,203	Systemax, Inc.	131,707
2,914	Textainer Group Holdings, Ltd.*	83,486
2,765	Titan Machinery, Inc.*	70,508
577	Transcat, Inc.*	28,319
3,118	Triton International, Ltd.	171,459
5,651	Univar Solutions, Inc.*	121,723
1,585	Veritiv Corp.*	67,426
3,314	WESCO International, Inc.*	286,760

		2,705,656

Transportation Infrastructure (0.1%):
5,836	Macquarie Infrastructure Corp.	185,643

Water Utilities (0.5%):
2,746	American States Water Co.	207,653
1,221	Artesian Resources Corp.	48,083
4,259	California Water Service Group	239,951
1,256	Consolidated Water Co., Ltd.	16,893
1,275	Middlesex Water Co.	100,751
2,502	Pure Cycle Corp.*	33,577
1,815	SJW Group	114,327
1,259	York Water Co. (The)	61,653

		822,888

Wireless Telecommunication Services (0.3%):
4,604	Boingo Wireless, Inc.*	64,778
2,895	Shenandoah Telecommunications Co.	141,305
2,722	Spok Holdings, Inc.	28,554
9,308	Telephone & Data Systems, Inc.	213,711
2,672	United States Cellular Corp.*	97,475

		545,823

Total Common Stocks (Cost $115,786,916)		167,362,471

Preferred Stocks (0.1%):
Internet & Direct Marketing Retail (0.0%†):
499	Qurate Retail, Inc., 8.00%, 3/15/31	50,723

Media (0.0%†):
430	Liberty Broadband Corp., Series A, 7.00%	11,503

Trading Companies & Distributors (0.1%):
2,540	WESCO International, Inc., Series A, 10.63%	78,181

Total Preferred Stocks (Cost $115,109)		140,407

Rights (0.0%†):
Biotechnology (0.0%†):
1,429	Pfenex, Inc. CVR, Expires on 1/3/22*^(a)	1,072
4,400	Progenics Pharmaceuticals, Inc., Expires on 1/3/22*(a)	188

		1,260

Household Durables (0.0%†):
4,044	Zagg, Inc. CVR, Expires on 1/2/49*(a)	364

Shares		Value
Rights, continued
Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*(a)	$2,053

Total Rights (Cost $8,221)		3,677

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
778,247	BlackRock Liquidity FedFund, Institutional Class , 0.07%(c)(d)	778,247

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $778,247)		778,247

Unaffiliated Investment Companies (0.1%):

Money Markets (0.1%):
231,277	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	231,277

Total Unaffiliated Investment Companies (Cost $231,277)		231,277

Total Investment Securities (Cost $116,919,770) - 100.4%		168,516,079
Net other assets (liabilities) - (0.4)%		(624,612)

Net Assets - 100.0%		$167,891,467

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $775,295.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.10% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(d)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (2.5%):
$2,335,365	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,499,728
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51, Callable 10/15/28 @ 100	1,895,643
2,217,777	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30, Callable 7/15/21 @ 100(a)	2,233,533
885,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,020,465
240,000	College Ave Student Loans LLC, Class A1, Series 2021-A(US0001M+110bps), 7/25/51, Callable 2/25/32 @ 100(a)	240,023
160,000	Credit Acceptance Auto Loan Trust, Class A, Series 20-2A, 1.37%, 7/16/29(a)	161,792
1,233,621	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	1,240,507
3,640,000	Credit Acceptance Auto Loan Trust, Class A, Series 2021-2A, 0.96%, 2/15/30(a)	3,624,622
630,000	EDvestinU Private Education Loan Issue No 3 LLC, Class A, Series 2021-A, 1.80%, 11/25/45(a)	623,406
1,634,786	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.24%(US0001M+113bps), 5/15/28, Callable 4/15/21 @ 100(a)	1,634,786
1,200,000	Mariner Finance Issuance Trust, Class A, Series 2021-AA, 1.86%, 3/20/36, Callable 3/20/26 @ 100(a)	1,195,226
1,641,692	Navient Private Education Loan Trust, Class A1B, Series 2020-lA, 1.11%(US0001M+100bps), 4/15/69, Callable 6/15/30 @ 100(a)	1,648,234
948,039	Navient Private Education Refi Loan Trust, Class A, Series 2021-A, 0.84%, 5/15/69, Callable 5/15/28 @ 100(a)	945,365
4,416,349	Navient Private Education Refi Loan Trust, Class A, Series 20-FA, 1.22%, 7/15/69, Callable 6/15/27 @ 100(a)	4,430,511
357,725	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 10/15/25 @ 100(a)	368,816
2,485,881	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.16%(US0001M+105bps), 12/15/59, Callable 7/15/30 @ 100(a)	2,509,060
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 1.71%(US0001M+160bps), 11/15/68, Callable 5/15/30 @ 100(a)	1,032,427
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 0.54%(US0001M+43bps), 11/15/23	2,445,221
1,400,000	PFS Financing Corp., Class A, Series 2021-A, 0.71%, 4/15/26(a)	1,391,874
490,000	SMB Private Education Loan Trust, Class B, Series 2021-A, 2.31%, 1/15/53(a)	488,891
4,250,000	SMB Private Education Loan Trust, Class A2A1, Series 2021-A, 0.84%(US0001M+73bps), 1/15/53(a)	4,232,019
131,817	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 3/15/28 @ 100(a)	133,617

Principal Amount		Value
Asset Backed Securities, continued
$576,192	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 0.86%(US0001M+75bps), 10/15/35(a)	$578,302
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 0.94%(US0001M+83bps), 9/15/37(a)	404,503
2,971,038	SMB Private Education Loan Trust, Class A1A, Series BA, 1.29%, 7/15/53(a)	2,972,118
235,999	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 6/25/21 @ 100(a)	236,660
37,718	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 11/25/24 @ 100(a)	38,363
717,572	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 9/25/22 @ 100(a)	728,310
1,189,467	SoFi Professional Loan Program, Class AFX, Series 2020-C, 1.95%, 2/15/46, Callable 12/15/28 @ 100(a)	1,205,608
3,559,470	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 12/25/25 @ 100(a)	3,635,158
1,107,543	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 4/15/27 @ 100(a)	1,139,755
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 2/15/28 @ 100(a)	1,749,044
4,919,977	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 9/15/23 @ 100(a)	4,943,558

Total Asset Backed Securities (Cost $52,796,951)		53,627,145

Collateralized Mortgage Obligations (5.3%):
2,000,000	AIMCO CLO, Class AR, Series 2017-AA(US0003M+105bps), 4/20/34(a)	2,000,212
2,810,000	Alen Mortgage Trust, Class A, Series 2021-ACEN, 1.26%(US0001M+115bps), 4/15/34(a)	2,811,377
1,000,000	Anchorage Capital CLO 7, Ltd., Class AR2, Series 2015-7A, 1.31%(US0003M+109bps), 1/28/31, Callable 4/28/21 @ 100(a)	999,383
1,735,000	Arbor Multifamily Mortgage Securities Trust, Class A5, Series 2020-MF1, 2.76%, 5/15/53, Callable 2/15/30 @ 100(a)	1,787,884
3,850,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 0.83%(US0001M+72bps), 3/15/37(a)	3,812,001
1,250,000	Battalion CLO VIII, Ltd., Class A1R2, Series 2015-8A, 1.29%(US0003M+107bps), 7/18/30, Callable 4/18/21 @ 100(a)	1,250,010
2,290,000	Battalion CLO X, Ltd., Class A1R2, Series 2016-10A, 1.29%(US0003M+117bps), 1/25/35, Callable 1/25/23 @ 100(a)	2,291,246
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	682,235
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,325,463
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 1.51%(US0001M+140bps), 11/15/35(a)	1,330,428

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,120,000	BX, Class A, Series 2021-MFM1, 0.81%(US0001M+70bps), 1/15/34(a)	$1,116,808
3,350,000	BX Commercial Mortgage Trust, Class A, Series 2020-ViV4, 2.84%, 3/9/44(a)	3,401,021
2,262,870	BX Commercial Mortgage Trust, Class A, Series 2019-XL, 1.03%(US0001M+92bps), 10/15/36(a)	2,264,454
4,116,656	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.91%(US0001M+80bps), 12/15/29(a)	4,118,179
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	564,808
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29 @ 100(b)	621,361
615,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52, Callable 8/15/29 @ 100	628,911
3,225,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A(US0003M+105bps), 4/20/34(a)	3,225,326
760,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	801,580
647,687	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 1.01%(US0001M+90bps), 7/25/49, Callable 6/25/23 @ 100(a)	649,373
1,905,722	CIM Trust, Class A11, Series 2019-INV3, 1.07%(US0001M+100bps), 8/25/49, Callable 4/25/23 @ 100(a)	1,909,286
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	3,490,906
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48, Callable 7/10/25 @ 100	731,225
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,331,998
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48, Callable 8/10/25 @ 100	3,364,050
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31, Callable 3/10/23 @ 100(a)	1,081,777
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.04%(US0001M+93bps), 11/15/36(a)	3,871,703
2,306,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	2,347,300
210,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	233,663
2,095,000	Dryden 43 Senior Loan Fund, Class AR2, Series 2016-43A(US0003M+104bps), 4/20/34(a)	2,095,222
4,750,000	Elmwood CLO II, Ltd., Class AR, Series 2019-2A(US0003M+115bps), 4/20/34(a)	4,750,000
1,320,998	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.06%(US0001M+95bps), 10/25/49, Callable 8/25/23 @ 100(a)	1,323,291

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,327,462	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	$1,399,304
2,315,000	GS Mortgage Securities Trust, Class B, Series 2019-SOHO, 1.26%(US0001M+115bps), 6/15/36(a)	2,313,842
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,589,324
335,580	JP Morgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 1/25/23 @ 100(a)(b)	336,616
7,412	JP Morgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 12/25/22 @ 100(a)(b)	7,403
1,508,513	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 1.01%(US0001M+90bps), 2/25/50, Callable 12/25/23 @ 100(a)	1,511,264
517,558	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 1.01%(US0001M+90bps), 2/25/50, Callable 12/25/22 @ 100(a)	517,908
1,151,158	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 1.12%(US0001M+100bps), 5/25/50, Callable 9/25/24 @ 100(a)	1,153,273
1,435,919	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 0.97%(US0001M+85bps), 2/25/50, Callable 3/25/23 @ 100(a)	1,435,777
1,120,000	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 3/25/23 @ 100(a)(b)	1,147,675
1,080,054	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 1.12%(US0001M+100bps), 6/25/50, Callable 5/25/23 @ 100(a)	1,085,715
700,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable 1/15/27 @ 100	768,852
3,986,382	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45, Callable 6/15/22 @ 100(a)	4,032,385
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 0.91%(US0001M+80bps), 5/15/36(a)	2,904,697
1,530,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.81%(US0001M+70bps), 3/15/38(a)	1,530,922
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48, Callable 5/15/25 @ 100	1,392,638
4,960,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33, Callable 8/11/21 @ 100(a)	5,010,443
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,569,096
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49, Callable 10/15/26 @ 100	1,647,384

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,200,000	Octagon Investment Partners XVII, Ltd., Class A2R2, Series 2013-1A, 1.32%(US0003M+110bps), 1/25/31, Callable 4/25/21 @ 100(a)	$1,188,791
3,366,830	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	3,665,568
1,510,000	One New York Plaza Trust, Class A, Series 2020-1NYP, 1.06%(US0001M+95bps), 1/15/26(a)	1,520,026
1,250,000	RR 3, Ltd., Class A1R2, Series 2018-3A, 1.33%(US0003M+109bps), 1/15/30, Callable 4/15/21 @ 100(a)	1,248,502
2,312,267	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58	2,451,502
1,061,947	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 7/25/31 @ 100	1,117,291
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48, Callable 6/10/26 @ 100	131,417
1,000,000	Signal Peak CLO 8, Ltd., Class A, Series 2020-8A, 1.49%(US0003M+127bps), 4/20/33, Callable 4/20/22 @ 100(a)	1,002,318
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 1.00%(US0001M+75bps), 11/11/34(a)	388,345
1,000,000	Voya CLO, Ltd., Class A1R, Series 2017-3A, 1.14%(US0003M+104bps), 4/20/34(a)	1,000,106
1,015,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,117,129
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable 4/15/25 @ 100	1,322,312
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,058,149
775,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48, Callable 4/15/25 @ 100	843,184
10,015,888	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.97%, 12/15/59, Callable 8/15/26 @ 100(b)	355,664

Total Collateralized Mortgage Obligations (Cost $111,079,157)		111,977,303

Corporate Bonds (26.0%):
Aerospace & Defense (1.3%):
2,831,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	3,102,801
245,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	269,451
2,398,000	Boeing Co. (The), 4.88%, 5/1/25, Callable 4/1/25 @ 100	2,670,317
1,062,000	General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,170,143
763,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	849,531
1,733,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	1,957,105
1,263,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,367,198

Principal Amount		Value
Corporate Bonds, continued
Aerospace & Defense, continued
$1,315,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100	$1,453,587
538,000	Lockheed Martin Corp., 4.07%, 12/15/42	612,494
1,244,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	1,363,718
3,859,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,092,446
889,000	Northrop Grumman Corp., 4.03%, 10/15/47, Callable 4/15/47 @ 100	983,896
280,000	Raytheon Technologies Corp., 7.20%, 8/15/27	365,641
115,000	Raytheon Technologies Corp., 7.00%, 11/1/28	149,123
1,797,000	Raytheon Technologies Corp., 4.13%, 11/16/28, Callable 8/16/28 @ 100	2,021,043
559,000	Raytheon Technologies Corp., 2.15%, 5/18/30, Callable 2/18/30 @ 100	735,672
237,000	Raytheon Technologies Corp., 4.50%, 6/1/42	276,167
415,000	Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100	439,851
7,000	Raytheon Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	7,351
163,000	Raytheon Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	177,611
706,000	Raytheon Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	842,984
105,000	Textron, Inc., 3.88%, 3/1/25, Callable 12/1/24 @ 100	113,453
264,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	284,812
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,186,378
485,000	United Technologies Corp., 7.50%, 9/15/29	660,582
472,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	517,965

		27,671,320

Air Freight & Logistics (0.2%):
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	826,647
1,485,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,608,371
1,634,000	United Parcel Service, Inc., 4.45%, 4/1/30, Callable 1/1/30 @ 100	1,910,025

		4,345,043

Airlines (0.4%):
897,353	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	846,787
347,780	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	328,653
80,104	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	74,697
9,553	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	8,956
505,981	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	509,057
720,576	American Airlines Pass Through Trust, Class B, Series 2019-1, 3.85%, 8/15/29	659,327
219,375	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	217,656
438,049	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	432,473
174,685	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	176,086
695,207	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	686,735

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$505,000	Delta Airlines Pass Through Trust, Class AA, Series 2019-1, 3.20%, 10/25/25	$521,180
122,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	125,467
10,009	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	10,159
49,479	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	50,221
7,431	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	7,287
287,045	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	289,952
1,268,573	United Airlines Pass Through Trust, Class A, Series 2020-1, 5.88%, 4/15/29	1,398,788
11,736	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	12,143
441,666	United Airlines Pass Through Trust, Class B, Series 2019-2, 3.50%, 11/1/29	428,922
47,288	United Airlines Pass Through Trust, Class AA, Series 2016-2, 3.10%, 1/7/30	47,972
189,318	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.88%, 4/7/30	191,870
220,865	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	220,582
353,884	United Airlines Pass Through Trust, Class AA, Series 2016-1, 4.15%, 2/25/33	376,493
497,542	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.70%, 11/1/33	485,015

		8,106,478

Automobiles (0.3%):
985,000	Daimler Finance North America LLC, 3.40%, 2/22/22(a)	1,010,896
1,577,000	Daimler Finance North America LLC, 2.13%, 3/10/25(a)	1,623,659
1,059,000	Daimler Finance North America LLC, 3.30%, 5/19/25(a)	1,132,492
150,000	Daimler Finance North America LLC, 3.50%, 8/3/25(a)	161,832
202,000	Daimler Finance North America LLC, 1.45%, 3/2/26(a)	199,410
1,493,000	General Motors Co., 4.88%, 10/2/23	1,633,691
1,025,000	Nissan Motor Acceptance Corp., 2.75%, 3/9/28, Callable 1/9/28 @ 100(a)	1,014,734
520,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	525,172

		7,301,886

Banks (4.1%):
2,682,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	2,788,612
3,699,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	3,900,773
880,000	Bank of America Corp., 4.20%, 8/26/24	967,385
507,000	Bank of America Corp., 3.88%, 8/1/25, MTN	559,146
1,070,000	Bank of America Corp., 3.37%(US0003M+81bps), 1/23/26, Callable 1/23/25 @ 100	1,149,134
1,614,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,807,356
2,509,000	Bank of America Corp., 1.32%(SOFR+115bps), 6/19/26, Callable 6/19/25 @ 100, MTN	2,499,019

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$3,164,000	Bank of America Corp., 1.20%(SOFR+101bps), 10/24/26, Callable 10/24/25 @ 100, MTN	$3,112,920
2,736,000	Bank of America Corp., 3.56%(US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	2,966,754
3,211,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	3,517,413
2,237,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	2,428,760
763,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	815,675
823,000	Bank of America Corp., 3.97%(US0003M+107bps), 3/5/29, Callable 3/5/28 @ 100, MTN	903,173
2,029,000	Bank of America Corp., 4.27%(US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100	2,283,658
735,000	Bank of America Corp., 3.97%(US0003M+121bps), 2/7/30, Callable 2/7/29 @ 100, MTN	810,240
1,413,000	Bank of America Corp., 3.19%(US0003M+118bps), 7/23/30, Callable 7/23/29 @ 100, MTN	1,480,619
459,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	469,316
1,253,000	Bank of America Corp., 2.59%(SOFR+215bps), 4/29/31, Callable 4/29/30 @ 100	1,236,145
580,000	Bank of America Corp., 0.65%(EUR003M+94bps), 10/26/31, Callable 10/26/30 @ 100, MTN(a)	672,930
533,000	Bank of America Corp., 4.08%(US0003M+132bps), 4/23/40, Callable 4/23/39 @ 100, MTN	587,579
953,000	Bank of America Corp., 2.68%(SOFR+193bps), 6/19/41, Callable 6/19/40 @ 100, MTN	886,997
905,000	Bank of America Corp., 5.87%(US0003M+293bps), 12/31/99, Callable 3/15/28 @ 100	986,450
369,000	Citigroup, Inc., 4.40%, 6/10/25	408,843
3,701,000	Citigroup, Inc., 3.98%(US0003M+134bps), 3/20/30, Callable 3/20/29 @ 100	4,077,588
3,489,000	Citigroup, Inc., 2.98%(SOFR+142bps), 11/5/30, Callable 11/5/29 @ 100	3,595,551
1,025,000	Citigroup, Inc., 2.57%(SOFR+211bps), 6/3/31, Callable 6/3/30 @ 100	1,021,818
480,000	Citigroup, Inc., 4.00%(H15T5Y+4bps), 12/31/99, Callable 12/10/25 @ 100	484,200
505,000	JPMorgan Chase & Co., 2.63%, 4/23/21, MTN(a)	593,013
5,040,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	5,447,010
2,864,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	3,152,685
557,000	JPMorgan Chase & Co., 2.30%(SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100	577,568

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$2,404,000	JPMorgan Chase & Co., 2.01%(SOFR+159bps), 3/13/26, Callable 3/13/25 @ 100	$2,470,355
2,208,000	JPMorgan Chase & Co., 2.08%(SOFR+185bps), 4/22/26, Callable 4/22/25 @ 100	2,259,950
406,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	436,854
1,072,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	1,139,812
2,230,000	JPMorgan Chase & Co., 3.96%(US0003M+125bps), 1/29/27, Callable 1/29/26 @ 100	2,452,353
4,937,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	5,442,258
708,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	767,178
1,153,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100	1,239,301
1,750,000	JPMorgan Chase & Co., 4.01%(US0003M+112bps), 4/23/29, Callable 4/23/28 @ 100	1,946,670
89,000	JPMorgan Chase & Co., 4.45%(US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	101,636
680,000	JPMorgan Chase & Co., 4.26%(US0003M+158bps), 2/22/48, Callable 2/22/47 @ 100	777,636
604,000	JPMorgan Chase & Co., 4.03%(US0003M+146bps), 7/24/48, Callable 7/24/47 @ 100	676,252
638,000	JPMorgan Chase & Co., 3.90%(US0003M+122bps), 1/23/49, Callable 1/23/48 @ 100	702,561
356,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	368,073
300,000	Truist Bank, 3.50%(US0003M+59bps), 8/2/22, Callable 8/2/21 @ 100	302,945
900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	1,064,843
41,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	44,269
361,000	Wells Fargo & Co., 3.00%, 2/19/25	383,220
290,000	Wells Fargo & Co., 1.34%(EUR003M+167bps), 5/4/25, Callable 5/4/24 @ 100, MTN(a)	352,947
2,334,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	2,434,932
371,000	Wells Fargo & Co., 3.00%, 4/22/26	395,506
2,454,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	2,673,709
1,029,000	Wells Fargo & Co., 2.88%(US0003M+117bps), 10/30/30, Callable 10/30/29 @ 100, MTN	1,058,111
1,820,000	Wells Fargo & Co., 3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	1,787,844

		87,467,545

Beverages (0.6%):
7,586,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	8,872,487

Principal Amount		Value
Corporate Bonds, continued
Beverages, continued
$1,195,000	Coca-Cola Co. (The), 2.13%, 9/6/29	$1,195,539
770,000	Coca-Cola Co. (The), 1.00%, 3/9/41	879,675
944,000	Keurig Dr Pepper, Inc., 3.20%, 5/1/30, Callable 2/1/30 @ 100	997,773

		11,945,474

Biotechnology (0.4%):
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	195,060
140,000	AbbVie, Inc., 1.25%, 6/1/24, Callable 3/1/24 @ 100	170,160
2,175,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	2,509,596
1,789,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	2,078,002
173,000	AbbVie, Inc., 4.63%, 10/1/42, Callable 4/1/42 @ 100	197,217
757,000	Amgen, Inc., 3.15%, 2/21/40, Callable 8/21/39 @ 100	754,666
544,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	618,860
670,000	Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	646,594
309,000	Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @ 100	282,933
1,426,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	1,716,014

		9,169,102

Building Products (0.1%):
2,043,000	Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100	2,110,407

Capital Markets (2.2%):
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	2,381,005
227,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	239,024
434,000	Ares Capital Corp., 2.15%, 7/15/26, Callable 6/15/26 @ 100	422,046
509,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	557,495
370,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	391,737
1,150,000	Bank of New York Mellon Corp. (The), 3.70%(H15T5Y+335bps), 12/31/99, Callable 3/20/26 @ 100	1,184,500
537,000	Charles Schwab Corp. (The), 3.25%, 5/22/29, Callable 2/22/29 @ 100	575,774
1,435,000	Charles Schwab Corp. (The), Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100	1,451,144
1,265,000	Charles Schwab Corp. (The), 4.00%(H15T5Y+317bps), 12/31/99, Callable 6/1/26 @ 100	1,282,394
5,126,000	Goldman Sachs Group, Inc. (The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	5,194,381
1,460,000	Goldman Sachs Group, Inc. (The), 0.00%(EUR003M+55bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	1,714,932
656,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100	706,784
4,686,000	Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25, Callable 3/1/25 @ 100	5,067,155

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$1,383,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	$1,506,144
4,438,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	4,867,869
624,000	Goldman Sachs Group, Inc. (The), 1.36%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	631,753
627,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	686,544
919,000	Intercontinental Exchange, Inc., 2.10%, 6/15/30, Callable 3/15/30 @ 100	881,775
215,000	Morgan Stanley, 3.63%, 1/20/27	235,875
1,153,000	Morgan Stanley, 3.59%(US0003M+134bps), 7/22/28, Callable 7/22/27 @ 100	1,255,497
2,342,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	2,551,255
497,000	Morgan Stanley, Series G, 4.43%(US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	568,330
8,666,000	Morgan Stanley, 2.70%(SOFR+114bps), 1/22/31, Callable 1/22/30 @ 100, MTN	8,774,308
196,000	State Street Corp., 2.90%(SOFR+3bps), 3/30/26, Callable 3/30/25 @ 100	208,176
9,000	State Street Corp., 4.14%(US0003M+103bps), 12/3/29, Callable 12/3/28 @ 100	10,209
661,000	State Street Corp., Series F, 3.78%(US0003M+360bps), 12/31/49, Callable 6/15/21 @ 100^	662,652
1,415,000	State Street Corp., Series H, 5.63%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,487,519

		45,496,277

Chemicals (0.3%):
570,000	Air Products and Chemicals, Inc., 2.80%, 5/15/50, Callable 11/15/49 @ 100	525,698
503,000	Dow Chemical Co. (The), 1.13%, 3/15/32, Callable 12/15/31 @ 100	599,453
3,116,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	3,517,534
228,000	LYB International Finance III LLC, 4.20%, 10/15/49, Callable 4/15/49 @ 100	241,607
196,000	LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100	208,172
440,000	Sherwin-Williams Co. (The), 4.20%, 1/15/22, Callable 10/15/21 @ 100	449,383

		5,541,847

Commercial Services & Supplies (0.1%):
574,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	636,108
384,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	436,582

		1,072,690

Communications Equipment (0.1%):
1,210,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,371,126
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30, Callable 8/15/30 @ 100	202,654
369,000	Motorola Solutions, Inc., 5.50%, 9/1/44	446,391

		2,020,171

Consumer Finance (0.9%):
740,000	American Honda Finance Corp., 1.38%, 11/10/22	890,298

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$110,000	American Honda Finance Corp., 0.55%, 3/17/23	$130,834
193,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	211,218
1,000,000	Capital One Financial Corp., 1.65%, 6/12/29	1,243,946
473,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	481,282
1,620,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	1,654,446
4,183,000	General Motors Financial Co., Inc., 5.20%, 3/20/23	4,537,961
1,394,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	1,510,536
966,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	1,057,658
2,007,000	General Motors Financial Co., Inc., 2.75%, 6/20/25, Callable 5/20/25 @ 100	2,087,214
580,000	General Motors Financial Co., Inc., 0.60%, 5/20/27, Callable 3/20/27 @ 100(a)	674,228
1,420,000	Hyundai Capital America, 3.95%, 2/1/22^(a)	1,458,562
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	2,120,959
1,274,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	1,363,756

		19,422,898

Containers & Packaging (0.0%†):
470,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	561,908
143,000	International Paper Co., 4.40%, 8/15/47, Callable 2/15/47 @ 100	166,954

		728,862

Diversified Consumer Services (0.0%†):
145,000	California Institute of Technology, 4.32%, 8/1/45	177,622
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	462,299

		639,921

Diversified Financial Services (0.1%):
393,000	BMW US Capital LLC, 2.55%, 4/1/31, Callable 1/1/31 @ 100(a)	392,112
1,083,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,174,295
863,000	Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100(a)	826,086

		2,392,493

Diversified Telecommunication Services (1.5%):
2,000,000	AT&T, Inc., 11/27/22(a)(c)	1,984,504
1,629,000	AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	1,628,278
1,115,000	AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	1,137,568
2,205,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	2,485,730
1,644,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	1,845,980
1,023,000	AT&T, Inc., 2.75%, 6/1/31, Callable 3/1/31 @ 100	1,015,282
593,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	559,281
845,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	950,334
190,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	266,371
221,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100	266,172

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$490,000	AT&T, Inc., 2.60%, 5/19/38, Callable 11/19/37 @ 100	$647,048
492,000	AT&T, Inc., 5.15%, 3/15/42	588,654
694,000	AT&T, Inc., 4.90%, 6/15/42	801,823
1,736,000	AT&T, Inc., 3.55%, 9/15/55, Callable 3/15/55 @ 100(a)	1,581,590
282,000	AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @ 100(a)	257,007
1,912,000	Verizon Communications, Inc., 4.13%, 3/16/27	2,158,619
636,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	678,628
4,075,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	4,277,878
1,088,000	Verizon Communications, Inc., 1.50%, 9/18/30, Callable 6/18/30 @ 100	996,400
555,000	Verizon Communications, Inc., 4.50%, 8/10/33	643,526
185,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	210,590
3,390,000	Verizon Communications, Inc., 4.27%, 1/15/36	3,808,394
782,000	Verizon Communications, Inc., 4.86%, 8/21/46	936,509
263,000	Verizon Communications, Inc., 4.52%, 9/15/48	303,553
215,000	Verizon Communications, Inc., 4.00%, 3/22/50, Callable 9/22/49 @ 100	229,852
725,000	Verizon Communications, Inc., 2.99%, 10/30/56, Callable 4/30/56 @ 100(a)	633,165
749,000	Verizon Communications, Inc., 3.70%, 3/22/61, Callable 9/22/60 @ 100	736,191

		31,628,927

Electric Utilities (2.1%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	441,803
527,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	512,632
469,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	497,003
837,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	808,016
721,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	734,183
205,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	207,995
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	958,867
90,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	102,167
95,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	91,562
85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	99,549
445,000	Commonwealth Edison Co., 3.13%, 3/15/51, Callable 9/15/50 @ 100	429,313
16,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100	16,510
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	133,155
869,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	967,370
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	125,502

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$976,000	Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	$1,049,545
25,000	Duke Energy Carolinas LLC, 3.45%, 4/15/51, Callable 10/15/50 @ 100	25,451
2,718,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	2,763,285
1,158,000	Duke Energy Florida LLC, 1.75%, 6/15/30, Callable 3/15/30 @ 100	1,093,839
397,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	401,524
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	603,740
495,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	515,014
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	102,140
606,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	679,389
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	278,047
471,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	520,870
635,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	706,133
2,153,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100	2,196,413
8,000	Edison International, 3.13%, 11/15/22, Callable 10/15/22 @ 100	8,270
60,000	Entergy Arkansas LLC, 3.70%, 6/1/24, Callable 3/1/24 @ 100	64,949
580,000	Entergy Arkansas LLC, 3.35%, 6/15/52, Callable 12/15/51 @ 100	580,367
754,000	Entergy Louisiana LLC, 1.60%, 12/15/30, Callable 9/15/30 @ 100	699,277
150,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	169,703
409,000	Entergy Louisiana LLC, 4.20%, 9/1/48, Callable 3/1/48 @ 100	457,679
15,000	Exelon Corp., 2.45%, 4/15/21	15,008
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	318,956
382,000	Exelon Corp., 5.63%, 6/15/35	475,760
102,000	Exelon Corp., 5.10%, 6/15/45, Callable 12/15/44 @ 100	125,712
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	193,799
517,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	500,350
203,000	FirstEnergy Corp., 7.38%, 11/15/31	270,582
636,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	553,849
505,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	551,736
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	348,297
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	1,044,187
14,000	Florida Power & Light Co., 4.05%, 10/1/44, Callable 4/1/44 @ 100	15,553
817,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	887,983
167,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	189,045
648,000	Florida Power & Light Co., 3.99%, 3/1/49, Callable 9/1/48 @ 100	745,200

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$668,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	$671,349
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	712,936
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,812,401
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	392,637
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	664,878
507,000	Northern States Power Co., 2.60%, 6/1/51, Callable 12/1/50 @ 100	452,659
174,000	Northern States Power Co., 3.20%, 4/1/52, Callable 10/1/51 @ 100	173,684
1,521,000	NRG Energy, Inc., 2.45%, 12/2/27, Callable 10/2/27 @ 100(a)	1,505,536
451,000	Ohio Power Co., 1.63%, 1/15/31, Callable 10/15/30 @ 100	418,974
362,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	395,144
195,000	Oncor Electric Delivery Co LLC, 3.80%, 6/1/49, Callable 12/1/48 @ 100	211,907
1,406,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100^	1,557,630
220,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	272,567
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	293,772
356,000	PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	338,955
533,000	PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50 @ 100	523,388
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	587,217
340,000	Public Service Electric & Gas Co., 2.05%, 8/1/50, Callable 2/1/50 @ 100, MTN	268,761
2,020,000	Southern California Edison Co., Series E, 3.70%, 8/1/25, Callable 6/1/25 @ 100	2,203,574
1,215,000	Southern California Edison Co., Series 20C, 1.20%, 2/1/26, Callable 1/1/26 @ 100	1,196,464
872,000	Southern California Edison Co., Series A, 4.20%, 3/1/29, Callable 12/1/28 @ 100	966,121
904,000	Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100	873,291
215,000	Tampa Electric Co., 4.20%, 5/15/45, Callable 11/15/44 @ 100	232,284
335,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	380,009
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,483
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	517,453
161,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	215,621
379,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	419,024
136,000	Virginia Electric and Power Co., 6.35%, 11/30/37	188,526
391,000	Virginia Electric and Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100	440,568
7,000	Virginia Electric and Power Co., 4.60%, 12/1/48, Callable 6/1/48 @ 100	8,491
1,155,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	1,224,300

		45,400,883

Principal Amount		Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components (0.0%†):
$198,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	$214,278

Entertainment (0.3%):
1,457,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,592,488
670,000	Activision Blizzard, Inc., 2.50%, 9/15/50, Callable 3/15/50 @ 100	559,675
1,796,000	Electronic Arts, Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,689,359
643,000	ViacomCBS, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100	820,692
1,641,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	1,605,231

		6,267,445

Equity Real Estate Investment Trusts (0.5%):
454,000	American Tower Corp., 1.60%, 4/15/26, Callable 3/15/26 @ 100	454,839
290,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	318,678
1,434,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	1,547,375
572,000	American Tower Corp., 2.90%, 1/15/30, Callable 10/15/29 @ 100	577,708
351,000	American Tower Corp., 2.10%, 6/15/30, Callable 3/15/30 @ 100	333,702
361,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	405,485
430,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	468,607
2,244,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	2,301,931
185,000	Crown Castle International Corp., 3.30%, 7/1/30, Callable 4/1/30 @ 100	192,474
300,000	Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	287,068
366,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	445,053
1,136,000	Duke Realty LP, 1.75%, 2/1/31, Callable 11/1/30 @ 100	1,055,939
1,168,000	Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29 @ 100	1,207,784
593,000	National Retail Properties, Inc., 3.10%, 4/15/50, Callable 10/15/49 @ 100	535,573
775,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	879,616
219,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	230,234

		11,242,066

Food Products (0.0%†):
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	499,764
509,000	Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	518,918

		1,018,682

Gas Utilities (0.1%):
130,000	Atmos Energy Corp., 4.13%, 3/15/49, Callable 9/15/48 @ 100	143,554
170,000	Atmos Energy Corp., 3.38%, 9/15/49, Callable 3/15/49 @ 100	166,205
225,000	ONE Gas, Inc., 2.00%, 5/15/30, Callable 2/15/30 @ 100	213,302
461,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	497,320

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Gas Utilities, continued
$500,000	Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31, Callable 12/15/30 @ 100	$494,522

		1,514,903

Health Care Equipment & Supplies (0.1%):
525,000	Becton Dickinson and Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	633,914
248,000	Boston Scientific Corp., 2.65%, 6/1/30, Callable 3/1/30 @ 100	248,649
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	619,452
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	616,761

		2,118,776

Health Care Providers & Services (1.0%):
232,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	262,365
275,000	AHS Hospital Corp., 2.78%, 7/1/51, Callable 1/1/51 @ 100^	252,559
201,000	Anthem, Inc., 5.10%, 1/15/44	246,347
686,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	733,467
3,098,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	3,456,222
5,000	Cigna Corp., 4.50%, 2/25/26, Callable 11/27/25 @ 100	5,652
350,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	351,838
498,000	CVS Health Corp., 5.00%, 12/1/24, Callable 9/1/24 @ 100	563,176
720,000	CVS Health Corp., 2.88%, 6/1/26, Callable 3/1/26 @ 100	761,322
1,845,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	1,964,499
1,107,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	1,208,369
1,531,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	1,879,581
3,024,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	3,473,820
380,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	425,600
1,339,000	Humana, Inc., 4.50%, 4/1/25, Callable 3/1/25 @ 100	1,499,522
276,000	MidMichigan Health, 3.41%, 6/1/50, Callable 12/1/49 @ 100	273,103
937,000	The New York and Presbyterian Hospital, Series 2019, 3.95%, 8/1/19, Callable 2/1/19 @ 100	1,001,822
957,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	1,110,134
688,000	UnitedHealth Group, Inc., 3.70%, 8/15/49, Callable 2/15/49 @ 100	727,203

		20,196,601

Hotels, Restaurants & Leisure (0.3%):
610,000	Booking Holdings, Inc., 0.10%, 3/8/25, Callable 2/8/25 @ 100	717,314
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,449,509
1,030,000	McDonald’s Corp., 2.13%, 3/1/30, Callable 12/1/29 @ 100	1,001,224
226,000	McDonald’s Corp., 4.60%, 5/26/45, Callable 11/26/44 @ 100	262,484
468,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	566,385

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$331,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	$383,402
1,455,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	1,423,518
128,000	Starbucks Corp., 2.55%, 11/15/30, Callable 8/15/30 @ 100	128,099

		5,931,935

Industrial Conglomerates (0.2%):
785,000	3M Co., Series E, 0.95%, 5/15/23	944,513
234,000	General Electric Co., 5.88%, 1/14/38, MTN	301,742
962,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	1,040,332
406,000	Georgia-Pacific LLC, 1.75%, 9/30/25, Callable 8/30/25 @ 100(a)	410,903
1,328,000	Georgia-Pacific LLC, 0.95%, 5/15/26, Callable 4/15/26 @ 100(a)	1,285,509
906,000	Roper Technologies, Inc., 1.00%, 9/15/25, Callable 8/15/25 @ 100	889,754

		4,872,753

Insurance (0.4%):
1,511,000	American International Group, Inc., 4.50%, 7/16/44, Callable 1/16/44 @ 100	1,714,633
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	654,341
1,970,000	Aon Corp., 2.80%, 5/15/30, Callable 2/15/30 @ 100	2,010,304
103,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	116,474
177,000	Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	195,564
480,000	Marsh & McLennan Cos., Inc., 1.35%, 9/21/26, Callable 6/21/26 @ 100	595,867
783,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	895,703
803,000	Marsh & McLennan Cos., Inc., 1.98%, 3/21/30, Callable 12/21/29 @ 100	1,053,002
339,000	Marsh & McLennan Cos., Inc., 2.25%, 11/15/30, Callable 8/15/30 @ 100	331,462
640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	756,036
290,000	Metropolitan Life Global Funding I, 9/23/22(a)	341,338
198,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(a)	220,045

		8,884,769

Internet & Direct Marketing Retail (0.1%):
303,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	344,533
267,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	343,691
1,058,000	Booking Holdings, Inc., 4.10%, 4/13/25	1,177,751
455,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	512,828
332,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100	337,079

		2,715,882

IT Services (1.0%):
450,000	Fidelity National Information Services, Inc., 0.13%, 12/3/22, Callable 11/3/22 @ 100	530,052
1,300,000	Fidelity National Information Services, Inc., 0.75%, 5/21/23, Callable 4/21/23 @ 100	1,549,951
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	849,052

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$2,225,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	$2,396,770
720,000	Fiserv, Inc., 2.65%, 6/1/30, Callable 3/1/30 @ 100	723,343
1,486,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	1,557,215
935,000	IBM Corp., 2.85%, 5/15/40, Callable 11/15/39 @ 100	889,854
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	2,127,999
2,837,000	International Business Machines Corp., 3.30%, 5/15/26	3,082,727
3,602,000	Leidos, Inc., 4.38%, 5/15/30, Callable 2/15/30 @ 100(a)	3,989,215
599,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	639,754
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	2,062,997
484,000	PayPal Holdings, Inc., 1.65%, 6/1/25, Callable 5/1/25 @ 100	491,801
934,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	1,094,183

		21,984,913

Leisure Products (0.0%†):
318,000	Hasbro, Inc., 2.60%, 11/19/22	328,430

Life Sciences Tools & Services (0.1%):
904,000	Agilent Technologies, Inc., 2.30%, 3/12/31, Callable 12/12/30 @ 100	878,303
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	1,238,130

		2,116,433

Machinery (0.1%):
493,000	Otis Worldwide Corp., 2.57%, 2/15/30, Callable 11/15/29 @ 100	495,825
700,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	742,650

		1,238,475

Media (0.8%):
374,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	388,519
617,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100	668,877
935,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	1,015,329
4,515,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	4,609,643
679,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	731,561
455,000	Comcast Corp., 1.95%, 1/15/31, Callable 10/15/30 @ 100	436,946
1,632,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,682,804
397,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	442,593
159,000	Comcast Corp., 4.70%, 10/15/48, Callable 4/15/48 @ 100	196,099
941,000	Comcast Corp., 4.05%, 11/1/52, Callable 5/1/52 @ 100	1,061,151
338,000	COX Communications, Inc., 3.25%, 12/15/22(a)	353,510
2,102,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	2,242,704
80,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	85,989

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$1,153,000	Discovery Communications LLC, 1.90%, 3/19/27, Callable 12/19/26 @ 100	$1,450,711
101,000	NBCUniversal Media LLC, 5.95%, 4/1/41	140,441
493,000	NBCUniversal Media LLC, 4.45%, 1/15/43	581,393

		16,088,270

Metals & Mining (0.0%†):
384,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	465,311
339,000	Nucor Corp., 2.98%, 12/15/55, Callable 6/15/55 @ 100(a)	305,353
192,000	Steel Dynamics, Inc., 2.80%, 12/15/24, Callable 11/15/24 @ 100	202,320

		972,984

Multi-Utilities (0.2%):
290,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100	320,872
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	5,643
540,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	536,652
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	191,884
751,000	CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51, Callable 10/1/50 @ 100	753,345
1,160,000	CenterPoint Energy Resources Corp., 1.75%, 10/1/30, Callable 7/1/30 @ 100	1,064,082
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	335,340
4,000	Consumers Energy Co., 4.05%, 5/15/48, Callable 11/15/47 @ 100	4,537
531,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	577,527
1,137,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	1,107,319
180,000	Consumers Energy Co., 3.50%, 8/1/51, Callable 2/1/51 @ 100	188,871

		5,086,072

Oil, Gas & Consumable Fuels (1.7%):
90,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	99,608
1,010,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,034,723
1,223,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	1,227,320
573,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	659,666
1,047,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25, Callable 10/2/24 @ 100	1,192,271
587,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27, Callable 1/1/27 @ 100	672,849
207,000	Chevron USA, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	261,239
306,000	Chevron USA, Inc., 4.95%, 8/15/47, Callable 2/14/47 @ 100	380,881
403,000	Energy Transfer LP, 2.90%, 5/15/25, Callable 4/15/25 @ 100	419,120
1,064,000	Energy Transfer LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100	1,238,230
761,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	877,053
1,149,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	1,306,988
503,000	Energy Transfer Operating LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	541,982

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$761,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	$842,807
171,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	186,817
215,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	246,070
1,090,000	Exxon Mobil Corp., 1.41%, 6/26/39, Callable 12/26/38 @ 100	1,261,793
293,000	Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	390,717
157,000	Kinder Morgan Energy Partners LP, 7.50%, 11/15/40	211,602
1,372,000	Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100	1,469,755
2,750,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	2,855,050
155,000	NGPL PipeCo LLC, 7.77%, 12/15/37(a)	203,825
879,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	983,381
770,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	869,867
1,203,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,334,131
667,000	Pioneer Natural Resources Co., 1.13%, 1/15/26, Callable 12/15/25 @ 100	653,639
1,957,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	2,236,851
1,202,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,369,799
909,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	997,627
1,079,000	Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27, Callable 7/1/27 @ 100	1,159,925
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	225,776
884,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	932,798
1,119,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,127,375
2,610,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,303,057
1,820,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	2,014,338
208,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50, Callable 11/15/49 @ 100	211,130
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	316,652

		35,316,712

Pharmaceuticals (0.1%):
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	637,457
75,000	Merck & Co., Inc., 2.45%, 6/24/50, Callable 12/24/49 @ 100	66,138
244,000	Pfizer, Inc., 3.45%, 3/15/29, Callable 12/15/28 @ 100	267,480
181,000	Pfizer, Inc., 2.63%, 4/1/30, Callable 1/1/30 @ 100	186,796

		1,157,871

Professional Services (0.3%):
3,972,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	4,182,802
390,000	RELX Capital, Inc., 4.00%, 3/18/29, Callable 12/18/28 @ 100	429,490

Principal Amount		Value
Corporate Bonds, continued
Professional Services, continued
$897,000	RELX Capital, Inc., 3.00%, 5/22/30, Callable 2/22/30 @ 100	$928,270

		5,540,562

Real Estate Management & Development (0.2%):
3,340,000	CC Holdings GS V LLC, 3.85%, 4/15/23	3,553,873
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	923,043

		4,476,916

Road & Rail (0.6%):
349,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	393,936
990,000	Burlington Northern Santa Fe LLC, 3.30%, 9/15/51, Callable 3/15/51 @ 100	991,286
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,618,866
592,000	CSX Corp., 4.25%, 3/15/29, Callable 12/15/28 @ 100	672,020
118,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100	133,262
272,000	CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100	266,103
461,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	493,002
910,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	920,764
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	155,247
243,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	238,599
478,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25, Callable 1/10/25 @ 100(a)	521,855
583,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100(a)	639,597
1,490,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 1.20%, 11/15/25, Callable 10/15/25 @ 100(a)	1,464,010
397,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 4.45%, 1/29/26, Callable 11/29/25 @ 100(a)	445,306
711,000	Ryder System, Inc., 3.35%, 9/1/25, Callable 8/1/25 @ 100, MTN	767,490
2,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	2,343
330,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 200	323,903
824,000	Union Pacific Corp., 3.80%, 10/1/51, Callable 4/1/51 @ 100	861,823
293,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	307,478
400,769	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	429,828

		11,646,718

Semiconductors & Semiconductor Equipment (0.9%):
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	55,511
188,000	Applied Materials, Inc., 1.75%, 6/1/30, Callable 3/1/30 @ 100	180,358
2,686,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	2,918,479
1,429,000	Broadcom, Inc., 4.70%, 4/15/25, Callable 3/15/25 @ 100	1,609,121

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$1,349,000	Broadcom, Inc., 4.25%, 4/15/26, Callable 2/15/26 @ 100	$1,494,406
626,000	Broadcom, Inc., 4.75%, 4/15/29, Callable 1/15/29 @ 100	701,940
971,000	Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	1,102,994
21,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)	19,494
2,073,000	Intel Corp., 2.45%, 11/15/29, Callable 8/15/29 @ 100	2,107,246
486,000	KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	542,964
708,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	681,130
1,513,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	1,698,255
102,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	127,978
939,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	1,030,373
363,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	402,077
303,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	387,737
371,000	Lam Research Corp., 2.88%, 6/15/50, Callable 12/15/49 @ 100	345,236
507,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	552,730
479,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	502,046
805,000	QUALCOMM, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	939,730
637,000	Texas Instruments, Inc., 1.75%, 5/4/30, Callable 2/4/30 @ 100	606,817

		18,006,622

Software (0.8%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,475,605
936,000	Microsoft Corp., 2.92%, 3/17/52, Callable 9/17/51 @ 100	912,415
916,000	Oracle Corp., 2.95%, 11/15/24, Callable 9/15/24 @ 100	975,602
2,164,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	2,277,246
1,225,000	Oracle Corp., 3.25%, 11/15/27, Callable 8/15/27 @ 100	1,311,999
644,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	650,078
387,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	431,476
104,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	111,886
964,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	998,314
3,023,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	3,023,695
1,516,000	Oracle Corp., 5.38%, 7/15/40	1,848,081
1,638,000	Oracle Corp., 3.65%, 3/25/41, Callable 9/25/40 @ 100	1,651,532
637,000	Oracle Corp., 4.10%, 3/25/61, Callable 9/25/60 @ 100	654,649

		16,322,578

Principal Amount		Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$296,000	Home Depot, Inc. (The), 4.20%, 4/1/43, Callable 10/1/42 @ 100	$339,881
1,480,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100^	1,636,634
589,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	642,962
555,000	Lowe’s Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31 @ 100	556,157

		3,175,634

Technology Hardware, Storage & Peripherals (0.2%):
450,000	Apple, Inc., 3.45%, 2/9/45	471,265
783,000	Apple, Inc., 4.25%, 2/9/47, Callable 8/9/46 @ 100	925,201
259,000	Apple, Inc., 2.80%, 2/8/61, Callable 8/8/60 @ 100	231,233
445,000	Dell International LLC / EMC Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	674,931
1,559,000	Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	1,739,280

		4,041,910

Tobacco (0.5%):
415,000	Altria Group, Inc., 2.20%, 6/15/27, Callable 4/15/27 @ 100	524,948
1,320,000	Altria Group, Inc., 3.13%, 6/15/31, Callable 3/15/31 @ 100	1,781,221
635,000	Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	602,792
1,470,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	1,788,911
84,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	102,473
392,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	413,914
9,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	9,567
1,401,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100	1,591,728
636,000	BAT Capital Corp., 2.73%, 3/25/31, Callable 12/25/30 @ 100	614,827
700,000	Philip Morris International, Inc., 2.00%, 5/9/36, Callable 2/9/36 @ 100	873,586
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	782,065
1,411,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,564,843
440,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	517,821

		11,168,696

Wireless Telecommunication Services (0.6%):
2,583,750	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	2,599,871
8,602,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	9,396,903

		11,996,774

Total Corporate Bonds (Cost $547,952,649)		548,106,884

Foreign Bonds (4.3%):
Aerospace & Defense (0.2%):
1,100,000	Airbus SE, 2.00%, 4/7/28, Callable 1/7/28 @ 100+(a)	1,428,371
545,000	Rolls-Royce plc, Series E, 2.13%, 6/18/21+(a)	640,246
1,000,000	Thales SA, 5/31/22, Callable 4/30/22 @ 100+(a)	1,175,631
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100+(a)	1,432,300

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Aerospace & Defense, continued
$100,000	Thales SA, 0.75%, 1/23/25, Callable 10/23/24 @ 100+(a)	$120,168

		4,796,716

Auto Components (0.0%†):
630,000	Conti-Gummi Finance BV, 1.13%, 9/25/24, Callable 6/25/24 @ 100+(a)	762,869

Automobiles (0.2%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21+(a)	1,169,228
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23+(a)	366,023
640,000	Stellantis NV, 0.63%, 3/30/27, Callable 12/30/26 @ 100+(a)	748,209
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	837,088
200,000	Volkswagen International Finance NV, 4.13%, 11/16/38+(a)	319,799

		3,440,347

Banks (0.8%):
900,000	Banco de Sabadell SA, 1.12%(EUSA1+155bps), 3/11/27, Callable 3/11/26 @ 100+(a)	1,082,298
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21+(a)	1,292,962
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23+(a)	719,316
1,625,000	BNP Paribas, 1.13%, 1/15/23+(a)	1,954,912
800,000	BNP Paribas SA, 0.50%(EUR0003M+83bps), 1/19/30, Callable 1/19/29 @ 100+(a)	922,860
500,000	BPCE SA, 0.25%, 1/15/26+(a)	591,703
800,000	Credit Mutuel Arkea SA, 0.01%, 1/28/26+(a)	935,533
300,000	de Volksbank NV, 1.75%(EUSA5+2.100000000000bps), 10/22/30, Callable 10/22/25 @ 100+(a)	369,367
300,000	Erste Group Bank AG, 1.63%(EUAMDB05+210bps), 9/8/31, Callable 6/8/26 @ 100+(a)	363,767
540,000	FCA Bank SpA, 0.50%, 9/18/23, Callable 6/18/23 @ 100+(a)	639,957
1,330,000	Intesa Sanpaolo SpA, 1.35%, 2/24/31+(a)	1,529,856
400,000	KBC Group NV, Series E, 1.13%, 1/25/24+(a)	484,483
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24+(a)	524,372
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	520,265
705,000	Skandinaviska Enskilda Banken AB, 0.38%, 2/11/27+(a)	832,681
2,500,000	Societe Generale SA, 5/27/22+(a)	2,944,208
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,189,292

		16,897,832

Beverages (0.1%):
360,000	Asahi Group Holdings, Ltd., 0.16%, 10/23/24, Callable 9/23/24 @ 100+(a)	423,979
600,000	Pernod Ricard SA, 10/24/23, Callable 9/24/23 @ 100+(a)	705,294

		1,129,273

Capital Markets (0.2%):
900,000	Credit Suisse Group AG, 3.25%(EUAMDB01+350bps), 4/2/26, Callable 4/2/25 @ 100+(a)	1,168,498

Principal Amount		Value
Foreign Bonds, continued
Capital Markets, continued
$700,000	Deutsche Bank AG, 1.00%(EUR003M+1.600000000000bps), 11/19/25, Callable 11/19/24 @ 100+(a)	$832,291
1,170,000	UBS Group AG, 0.25%(EUSA1+55bps), 1/29/26, Callable 1/29/25 @ 100+(a)	1,375,296
240,000	UBS Group AG, 0.25%(EUSA1+0.770000000000bps), 11/5/28, Callable 11/5/27 @ 100+(a)	277,376

		3,653,461

Chemicals (0.1%):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	942,963
100,000	Arkema SA, 0.13%, 10/14/26, Callable 7/14/26 @ 100+(a)	117,840
390,000	Covestro AG, 0.88%, 2/3/26, Callable 11/3/25 @ 100+(a)	472,503

		1,533,306

Consumer Finance (0.0%†):
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22+(a)	671,453

Diversified Consumer Services (0.0%†):
320,000	Motability Operations Group plc, 0.13%, 7/20/28+(a)	371,620

Diversified Financial Services (0.7%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	787,463
515,000	BAT International Finance plc, 1.25%, 3/13/27, Callable 12/13/26 @ 100+(a)	621,882
1,810,000	BMW Finance NV, 4/14/23+(a)	2,130,375
825,000	BP Capital Matkets plc, 3.25%(EUSA5+388bps), 12/31/99, Callable 3/22/26 @ 100+(a)	1,035,107
330,000	Enel Finance International NV, 6/17/24, Callable 5/17/24 @ 100+(a)	388,813
600,000	Holcim Finance Luxembourg SA, 0.13%, 7/19/27+(a)	692,511
320,000	Holcim Finance Luxembourg SA, 0.50%, 4/23/31, Callable 1/23/31 @ 100+(a)	363,065
670,000	OP Corporate Bank plc, 0.50%, 8/12/25+(a)	805,193
1,900,000	OP Corporate Bank plc, 1.63%(EUSA5+200bps), 6/9/30, Callable 6/9/25 @ 100+(a)	2,307,109
600,000	PSA Banque France SA, 1/22/25, Callable 10/22/24 @ 100+(a)	701,404
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	476,392
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23+(a)	491,247
1,200,000	Volvo Treasury AB, 0.11%(EUR003M+65bps), 9/13/21+(a)	1,409,421
300,000	Volvo Treasury AB, 2/11/23+(a)	352,781
700,000	Vonovia Finance BV, 0.75%, 1/25/22+(a)	827,637
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100+(a)	1,767,985

		15,158,385

Diversified Telecommunication Services (0.1%):
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100+(a)	239,390
540,000	Telenor ASA, 9/25/23, Callable 6/25/23 @ 100+(a)	636,379

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value

Foreign Bonds, continued
Diversified Telecommunication Services, continued
$1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22+(a)	$2,109,453

		2,985,222

Electric Utilities (0.1%):
1,200,000	Iberdrola International BV, 1.87%(EUSA5+232.100000000000bps), 12/31/99, Callable 1/28/26 @ 100+(a)	1,437,014
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	554,090
500,000	RTE Reseau de Transport d’Electricite, Series E, 1.63%, 10/8/24, Callable 7/8/24 @ 100+(a)	620,607

		2,611,711

Electrical Equipment (0.1%):
1,565,000	Eaton Capital Unlimited Co., 0.02%, 5/14/21, Callable 4/19/21 @ 100+(a)	1,835,238
400,000	Schneider Electric SE, 6/12/23, Callable 5/12/23 @ 100+(a)	471,477
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100+(a)	475,506

		2,782,221

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Technologies Holding GmbH, 0.75%, 5/4/26, Callable 2/4/26 @ 100+(a)	906,189

Equity Real Estate Investment Trusts (0.0%†):
200,000	Icade Sante SAS, 1.38%, 9/17/30, Callable 6/17/30 @ 100+(a)	245,588

Food & Staples Retailing (0.0%†):
240,000	Tesco Corporate Treasury Services plc, 0.38%, 7/27/29, Callable 4/27/29 @ 100+(a)	275,997

Health Care Equipment & Supplies (0.2%):
220,000	Becton Dickinson Euro Finance Sarl, 1.21%, 2/12/36, Callable 11/12/35 @ 100+	256,911
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	859,702
1,970,000	Medtronic Global Holdings SCA, 12/2/22, Callable 11/2/22 @ 100+	2,320,983
320,000	Medtronic Global Holdings SCA, 1.38%, 10/15/40, Callable 4/15/40 @ 100+	380,149

		3,817,745

Health Care Providers & Services (0.0%†):
390,000	Fresenius Finance Ireland plc, 0.88%, 10/1/31, Callable 7/1/31 @ 100+(a)	453,182

Industrial Conglomerates (0.1%):
2,215,000	Siemens Financieringsmaatschappij NV, 9/5/21+(a)	2,601,218

IT Services (0.1%):
700,000	Amadeus IT Group SA, 2.88%, 5/20/27, Callable 2/20/27 @ 100+(a)	921,785
700,000	Amadeus IT Group SA, 1.88%, 9/24/28, Callable 6/24/28 @ 100+(a)	868,193

		1,789,978

Machinery (0.0%†):
600,000	KION Group AG, 1.63%, 9/24/25, Callable 6/24/25 @ 100+(a)	731,790

Media (0.2%):
870,000	Informa plc, 2.13%, 10/6/25, Callable 7/6/25 @ 100+(a)	1,076,357
685,000	Informa plc, 1.25%, 4/22/28, Callable 1/22/28 @ 100+(a)	805,524

Principal Amount		Value

Foreign Bonds, continued
Media, continued
$610,000	SES SA, 2.00%, 7/2/28, Callable 4/2/28 @ 100+(a)	$778,020
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	585,223
160,000	WPP Finance SA, 2.38%, 5/19/27+(a)	209,519

		3,454,643

Multi-Utilities (0.2%):
1,300,000	E.ON SE, 10/24/22, Callable 9/24/22 @ 100+(a)	1,529,815
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	508,024
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100+(a)	332,713
200,000	Redexis Gas Finance BV, 1.88%, 5/28/25, Callable 2/28/25 @ 100+(a)	248,445
100,000	Suez SA, 1.63%(EUAMDB05+215.100000000000bps), 12/31/99, Callable 6/1/26 @ 100+(a)	115,207
100,000	Terega SA, 0.88%, 9/17/30, Callable 6/17/30 @ 100+(a)	118,433
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,535,180
200,000	Veolia Environnement SA, 1.59%, 1/10/28, Callable 10/10/27 @ 100+(a)	254,718
100,000	Veolia Environnement SA, 0.80%, 1/15/32, Callable 10/15/31 @ 100+(a)	117,836

		4,760,371

Oil, Gas & Consumable Fuels (0.2%):
720,000	Digital Dutch Finco BV, 1.50%, 3/15/30, Callable 12/15/29 @ 100+(a)	888,575
600,000	Digital Dutch Finco BV, 1.00%, 1/15/32, Callable 10/15/31 @ 100+(a)	696,774
390,000	Equinor ASA, 1.38%, 5/22/32, Callable 2/22/32 @ 100+(a)	495,433
645,000	Total SE, 2.63%(EUSA5+214.800000000000bps), 12/29/49, Callable 2/26/25 @ 100+(a)	796,976
645,000	Total SE, 3.37%(EUSA5+335bps), 12/29/49, Callable 10/6/26 @ 100+(a)	835,737
730,000	Total SE, 1.63%(EUSA5+199.300000000000bps), 12/31/99, Callable 10/25/27 @ 100+(a)	854,924

		4,568,419

Pharmaceuticals (0.2%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	571,603
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	578,381
600,000	Bayer AG, 1.13%, 1/6/30, Callable 10/6/29 @ 100+(a)	721,736
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100+(a)	591,433
200,000	Merck KGaA, 1.63%(EUAMDB05+194.800000000000bps), 6/25/79, Callable 9/18/24 @ 100+(a)	241,261
1,125,000	Takeda Pharmaceutical Co., Ltd., 2.00%, 7/9/40, Callable 1/9/40 @ 100+	1,408,779
840,000	Upjohn Finance BV, 1.02%, 6/23/24, Callable 5/23/24 @ 100+(a)	1,012,342

		5,125,535

Professional Services (0.1%):
520,000	RELX Finance BV, 3/18/24, Callable 2/18/24 @ 100+(a)	611,627
290,000	Wolters Kluwer NV, 0.25%, 3/30/28, Callable 12/30/27 @ 100+(a)	339,301

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Foreign Bonds, continued
Professional Services, continued
$220,000	Wolters Kluwer NV, 0.75%, 7/3/30, Callable 4/3/30 @ 100+(a)	$263,832

		1,214,760

Road & Rail (0.1%):
700,000	Traton Finance Luxembourg SA, 0.75%, 3/24/29, Callable 12/24/28 @ 100+(a)	823,065
300,000	Traton Finance Luxembourg SA, 1.25%, 3/24/33, Callable 12/24/32 @ 100+(a)	351,398

		1,174,463

Sovereign Bond (0.1%):
1,725,000	Mexico Government International Bond, 1.45%, 10/25/33, Callable 7/25/33 @ 100+	1,893,068

Textiles, Apparel & Luxury Goods (0.1%):
100,000	Kering SA, 0.75%, 5/13/28, Callable 2/13/28 @ 100+(a)	121,807
690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100+(a)	814,179

		935,986

Tobacco (0.0%†):
410,000	Imperial Brands Finance Netherlands BV, 1.75%, 3/18/33, Callable 12/18/32 @ 100+(a)	479,336

Total Foreign Bonds (Cost $87,171,232)		91,222,684

Yankee Dollars (6.3%):
Airlines (0.0%†):
292,120	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	290,732

Auto Components (0.1%):
1,478,000	Magna International, Inc., 2.45%, 6/15/30, Callable 3/15/30 @ 100	1,473,395

Banks (2.2%):
2,800,000	Banco Santander SA, 2.71%, 6/27/24	2,948,915
623,000	Barclays plc, 3.68%, 1/10/23, Callable 1/10/22 @ 100	637,516
1,576,000	Barclays plc, 4.61%(US0003M+140bps), 2/15/23, Callable 2/15/22 @ 100	1,625,885
2,764,000	Barclays plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	2,958,602
1,368,000	Barclays plc, 2.67%(H15T1Y+120bps), 3/10/32, Callable 3/10/31 @ 100	1,326,154
265,000	BNP Paribas SA, 3.38%, 1/9/25(a)	284,009
1,046,000	BNP Paribas SA, 2.82%(US0003M+1bps), 11/19/25, Callable 11/19/24 @ 100(a)	1,099,695
696,000	BNP Paribas SA, 2.22%(SOFR+207bps), 6/9/26, Callable 6/9/25 @ 100(a)	711,370
1,172,000	BPCE SA, 2.70%, 10/1/29(a)	1,190,102
772,000	Danske Bank A/S, 5.00%, 1/12/22(a)	796,631
250,000	Danske Bank A/S, 3.00%(US0003M+125bps), 9/20/22, Callable 9/20/21 @ 100(a)	252,490
1,292,000	Danske Bank A/S, 3.88%, 9/12/23(a)	1,383,281
555,000	Danske Bank A/S, 1.17%, 12/8/23, Callable 12/8/22 @ 100(a)	557,255
1,389,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,544,889
3,787,000	Danske Bank A/S, 1.23%, 6/22/24, Callable 6/22/23 @ 100(a)	3,804,079
2,053,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	2,102,063
1,984,000	HSBC Holdings plc, 4.58%(US0003M+153bps), 6/19/29, Callable 6/19/28 @ 100	2,224,530

Principal Amount		Value
Yankee Dollars, continued
Banks, continued
$364,000	ING Groep NV, 4.10%, 10/2/23	$394,580
433,000	ING Groep NV, 4.63%, 1/6/26(a)	491,017
226,000	ING Groep NV, 1.40%(H15T1Y+110bps), 7/1/26, Callable 7/1/25 @ 100(a)	224,804
505,000	ING Groep NV, 1.73%(SOFR+101bps), 4/1/27, Callable 4/1/26 @ 100	504,921
1,330,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	1,376,122
482,000	Lloyds Banking Group plc, 3.90%, 3/12/24	522,733
903,000	Lloyds Banking Group plc, 1.63%(H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100	891,329
1,142,000	Lloyds Banking Group plc, 4.38%, 3/22/28	1,282,095
3,161,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,312,380
226,000	Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	216,384
2,395,000	Mizuho Financial Group, Inc., 2.84%(US0003M+98bps), 7/16/25, Callable 7/16/24 @ 100	2,526,086
1,015,000	Mizuho Financial Group, Inc., 2.55%(US0003M+110bps), 9/13/25, Callable 9/13/24 @ 100	1,031,498
1,771,000	Mizuho Financial Group, Inc., 2.23%(US0003M+83bps), 5/25/26, Callable 5/25/25 @ 100	1,816,021
1,100,000	Mizuho Financial Group, Inc., 1.23%(H15T1Y+67bps), 5/22/27, Callable 5/22/26 @ 100	1,067,516
1,053,000	Mizuho Financial Group, Inc., 2.20%(US0003M+151bps), 7/10/31, Callable 7/10/30 @ 100	1,018,946
470,000	Mizuho Financial Group, Inc., 1.98%(US0003M+127bps), 9/8/31, Callable 9/8/30 @ 100	444,383
375,000	Santander UK Group Holdings plc, 4.80%(US0003M+157bps), 11/15/24, Callable 11/15/23 @ 100	411,881
960,000	Santander UK Group Holdings plc, 1.53%(H15T1Y+125bps), 8/21/26, Callable 8/21/25 @ 100	952,470
1,969,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	2,046,061

		45,978,693

Beverages (0.1%):
2,250,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	2,343,949

Biotechnology (0.0%†):
664,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	714,585

Capital Markets (0.5%):
1,186,000	Credit Suisse AG, 3.63%, 9/9/24	1,283,691
1,621,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	1,742,737
1,145,000	Deutsche Bank AG, 4.25%, 10/14/21	1,166,396
1,637,000	Deutsche Bank AG, 1.45%(SOFR+113bps), 4/1/25, Callable 4/1/24 @ 100	1,635,811
206,000	Deutsche Bank AG, 4.10%, 1/13/26^	225,160
1,565,000	Deutsche Bank AG, 1.69%, 3/19/26	1,561,053
833,000	Deutsche Bank AG, 2.13%(SOFR+187bps), 11/24/26, Callable 11/24/25 @ 100	830,623
2,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	2,255

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Capital Markets, continued
$1,888,000	UBS Group AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	$1,945,420
395,000	UBS Group AG, 4.13%, 9/24/25(a)	440,041

		10,833,187

Chemicals (0.0%†):
430,000	LYB International Finance BV, 4.00%, 7/15/23	462,145

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,725,451
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,465,099

		3,190,550

Diversified Financial Services (0.4%):
673,000	BAT International Finance plc, 1.67%, 3/25/26, Callable 2/25/26 @ 100	662,358
1,704,000	GE Capital International Funding, 4.42%, 11/15/35	1,946,251
2,694,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	3,007,714
5,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 5/1/30, Callable 2/1/30 @ 100(a)	5,261
1,040,000	ORIX Corp., 2.90%, 7/18/22	1,071,059
2,072,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	2,084,461
289,000	Shell International Finance BV, 4.55%, 8/12/43	339,202

		9,116,306

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	404,458

Food & Staples Retailing (0.0%†):
850,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	861,053

Insurance (0.0%†):
196,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	216,878

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	537,569
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	526,418
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,565,862
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	547,487

		3,177,336

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	333,591

Machinery (0.1%):
865,000	Trane Technologies Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	939,701

Media (0.0%†):
460,000	Sky, Ltd., 3.75%, 9/16/24(a)	505,237

Metals & Mining (0.2%):
1,157,000	Anglo American Capital, 4.50%, 3/15/28, Callable 12/15/27 @ 100(a)	1,293,115
1,271,000	Anglo American Capital plc, 2.25%, 3/17/28, Callable 1/17/28 @ 100(a)	1,253,966

Principal Amount		Value
Yankee Dollars, continued
Metals & Mining, continued
$858,000	Anglo American Capital plc, 5.63%, 4/1/30, Callable 1/1/30 @ 100(a)	$1,022,685

		3,569,766

Oil, Gas & Consumable Fuels (0.1%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	592,463
879,000	Shell International Finance BV, 3.88%, 11/13/28, Callable 8/13/28 @ 100	979,079
298,000	Suncor Energy, Inc., 6.80%, 5/15/38	405,769

		1,977,311

Pharmaceuticals (0.2%):
1,615,000	AstraZeneca plc, 3.38%, 11/16/25	1,757,826
403,000	AstraZeneca plc, 1.38%, 8/6/30, Callable 5/6/30 @ 100	368,744
993,000	Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30, Callable 12/31/29 @ 100	952,301

		3,078,871

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	259,693

Road & Rail (0.0%†):
702,000	Canadian Pacific Railway, Ltd., 2.05%, 3/5/30, Callable 12/5/29 @ 100	676,568

Sovereign Bond (1.8%):
560,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	561,587
1,905,000	Colombia Government International Bond, 3.13%, 4/15/31, Callable 1/15/31 @ 100	1,855,382
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27^	5,667,972
910,000	Mexico Government International Bond, 3.75%, 1/11/28	969,749
1,315,000	Mexico Government International Bond, 2.66%, 5/24/31, Callable 2/24/31 @ 100	1,249,250
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	638,536
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,471,344
655,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	682,837
540,000	Panama Government International Bond, 4.50%, 4/1/56, Callable 10/1/55 @ 100	592,650
689,000	Province of Manitoba, 3.05%, 5/14/24	740,084
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	758,139
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,746,790
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	299,196
1,972,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	1,922,988
581,000	Republic of Indonesia, 4.10%, 4/24/28	641,986
1,590,000	Republic of Indonesia, 2.85%, 2/14/30	1,617,830
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	625,312
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	459,375
540,000	Republic of Panama, 4.50%, 5/15/47	597,375
980,000	Republic of Peru, 4.13%, 8/25/27	1,092,109
281,000	Republic of Peru, 5.63%, 11/18/50	369,221
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,382,989
2,741,000	United Mexican States, 4.50%, 4/22/29	3,029,482

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$3,910,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100^	$3,928,678

		37,900,861

Trading Companies & Distributors (0.0%†):
171,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 1/15/25, Callable 11/15/24 @ 100	179,234

Wireless Telecommunication Services (0.2%):
2,343,000	Vodafone Group plc, 4.13%, 5/30/25	2,611,416
877,000	Vodafone Group plc, 5.25%, 5/30/48	1,093,423
317,000	Vodafone Group plc, 4.88%, 6/19/49	377,049

		4,081,888

Total Yankee Dollars (Cost $129,720,860)		132,565,988

Municipal Bonds (0.5%):
California (0.1%):
400,000	California State University Revenue, 2.90%, 11/1/51, Continuously Callable @100	376,172
170,000	Foothill-Eastern Transportation Corridor Agency, Series B, 2.96%, 1/15/46, Continuously Callable @100	160,570
530,000	San Diego Community College District, GO, 3.34%, 8/1/43, Continuously Callable @100	556,617
347,000	University of California Revenue, 4.77%, 5/15/15	431,106
50,000	University of California Revenue, 4.86%, 5/15/12	62,932

		1,587,397

Maryland (0.0%†):
400,000	City of Baltimore MD Revenue, Series B, 2.81%, 7/1/40, Continuously Callable @100	396,344

Ohio (0.0%†):
490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	491,563

Texas (0.0%†):
410,000	City of San Antonio TX Electric & Gas Systems Revenue, 2.91%, 2/1/48, Continuously Callable @100	401,070

Florida (0.1%):
140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	150,685
520,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.49%, 10/1/42, Continuously Callable @100	541,663

		692,348

Massachusetts (0.1%):
1,260,000	Massachusetts School Building Authority Revenue, 3.40%, 10/15/40, Continuously Callable @100	1,318,073
890,000	Massachusetts Water Resources Authority Revenue, 3.10%, 8/1/39, Continuously Callable @100	915,410

		2,233,483

New Jersey (0.1%):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	778,447
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	279,836
165,000	New Jersey Turnpike Authority, Series B, 2.78%, 1/1/40, Continuously Callable @100	155,689

		1,213,972

Principal Amount		Value
Municipal Bonds, continued
New York (0.1%):
$1,160,000	New York State Dormitory Authority Revenue, 5.00%, 2/15/31, Continuously Callable @100	$1,505,842
440,000	New York State Thruway Authority Revenue, 2.90%, 1/1/35	454,384

		1,960,226

Oregon (0.0%†):
635,000	State of Oregon Department of Transportation Revenue, 3.17%, 11/15/38, Continuously Callable @100	650,456

Total Municipal Bonds (Cost $9,301,489)		9,626,859

U.S. Government Agency Mortgages (28.9%):
Federal Home Loan Bank (0.2%):
4,080,000	3.56%, 5/16/33	4,759,442

Federal Home Loan Mortgage Corporation (5.3%):
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25, Callable 7/25/25 @ 100	3,892,068
984,204	Class A1, Series KIR2, 2.75%, 3/25/27, Callable 3/25/27 @ 100	1,041,573
164,752	3.00%, 9/1/27, Pool #U70060	174,673
88,591	3.00%, 7/1/28, Pool #U79018	94,476
591,000, 9/15/29(c)		503,003
4,510,000	Class XFX, Series KL06, 1.36%, 12/25/29	413,206
32,651	3.00%, 1/1/30, Pool #V60696	34,951
42,008	3.00%, 1/1/30, Pool #V60724	44,975
66,242	2.50%, 3/1/30, Pool #V60770	69,693
168,408	2.50%, 5/1/30, Pool #J31728	175,853
107,401	2.50%, 5/1/30, Pool #V60796	112,690
153,673	3.00%, 5/1/30, Pool #J31689	165,612
73,972	2.50%, 5/1/30, Pool #J31418	77,807
288,617	3.00%, 6/1/30, Pool #V60840	309,117
25,922	2.50%, 7/1/30, Pool #J32209	27,252
138,872	3.00%, 7/1/30, Pool #G15520	148,719
18,402	3.00%, 7/1/30, Pool #J32181	19,839
6,531	2.50%, 7/1/30, Pool #J32491	6,817
26,020	2.50%, 7/1/30, Pool #J32204	27,193
7,969	2.50%, 7/1/30, Pool #V60905	8,364
99,109	2.50%, 8/1/30, Pool #V60902	104,244
17,930	3.00%, 8/1/30, Pool #J32436	19,205
119,952	2.50%, 8/1/30, Pool #V60886	126,158
27,960	3.00%, 8/1/30, Pool #V60909	29,942
294,154	2.50%, 9/1/30, Pool #V60904	308,634
93,392	2.50%, 9/1/30, Pool #V60903	97,604
7,296,543	Class X1, Series K121, 1.03%, 10/25/30, Callable 7/25/30 @ 100	599,630
190,000	6.75%, 3/15/31	274,814
197,000, 3/15/31(c)		161,024
491,812	2.50%, 4/1/31, Pool #G16186	515,638
10,828	3.00%, 10/1/32, Pool #J37706	11,481
14,118	3.00%, 11/1/32, Pool #J37835	14,967
12,825	3.00%, 12/1/32, Pool #J38060	13,595
158,052	3.50%, 1/1/34, Pool #ZS9068	172,357
96,455	5.50%, 2/1/35, Pool #G04692	112,153
618,879	3.50%, 5/1/35, Pool #SC0063	669,143
84,575	3.00%, 9/1/37, Pool #ZA2471	89,034
1,627,160	3.00%, 6/1/38, Pool #SC0111	1,714,609
152,988	6.00%, 4/1/39, Pool #G07613	179,945
22,877	4.50%, 12/1/39, Pool #A90196	25,380
1,102,430	3.50%, 1/1/40, Pool #RB5028	1,166,402
130,544	3.50%, 2/1/40, Pool #RB5034	138,119
23,393	4.50%, 7/1/40, Pool #A93010	26,144
29,210	4.00%, 8/1/40, Pool #A93534	32,071
483,347	4.50%, 9/1/40, Pool #A93700	540,191

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$176,050	4.00%, 9/1/40, Pool #A93851	$198,953
32,470	4.00%, 10/1/40, Pool #A95923	36,321
19,248	4.00%, 11/1/40, Pool #A94779	21,119
31,480	4.00%, 11/1/40, Pool #A95144	35,191
26,343	4.00%, 11/1/40, Pool #A94977	29,442
1,641	4.00%, 4/1/41, Pool #Q00093	1,802
62,810	4.50%, 5/1/41, Pool #Q00804	69,775
72,217	4.50%, 5/1/41, Pool #Q00959	81,070
349,974	Class FL, Series 4248, 0.56%(US0001M+45bps), 5/15/41	346,122
393,635	5.50%, 6/1/41, Pool #G07553	451,624
50,663	4.00%, 10/1/41, Pool #Q04022	56,863
80,211	5.00%, 10/1/41, Pool #G07642	90,729
32,296	4.00%, 10/1/41, Pool #Q03841	36,276
204,899	3.50%, 4/1/42, Pool #C03811	224,793
195,803	3.50%, 4/1/42, Pool #Q07417	215,296
6,241	3.50%, 5/1/42, Pool #Q08306	6,771
18,955	3.50%, 5/1/42, Pool #Q08239	20,548
24,067	3.50%, 8/1/42, Pool #Q12162	26,463
174,812	3.50%, 8/1/42, Pool #G07106	192,212
13,568	3.50%, 10/1/42, Pool #Q11909	14,736
231,621	3.00%, 1/1/43, Pool #Q14866	245,844
207,325	3.00%, 3/1/43, Pool #Q16673	220,619
134,314	3.00%, 3/1/43, Pool #Q16403	143,715
111,993	3.50%, 6/1/43, Pool #Q18718	123,580
170,112	3.50%, 7/1/43, Pool #Q20206	188,414
80,734	4.00%, 9/1/43, Pool #Q21579	90,896
171,655	4.50%, 12/1/43, Pool #G60018	188,357
195,960	4.50%, 12/1/43, Pool #Q23779	216,241
222,909	3.00%, 12/1/43, Pool #SD0497	240,023
18,772	3.50%, 1/1/44, Pool #Q24368	20,790
951,769	Class XZ, Series 4316, 4.50%, 3/15/44	1,107,911
794,217	3.50%, 4/1/44, Pool #G07848	880,137
84,182	4.00%, 4/1/44, Pool #Q25643	94,423
1,387,939	Class ZX, Series 4352, 4.00%, 4/15/44	1,480,593
21,200	3.50%, 5/1/44, Pool #Q26218	23,635
2,583,753	3.00%, 6/1/44, Pool #SD0498	2,761,666
97,517	3.50%, 6/1/44, Pool #Q28764	107,209
17,381	3.50%, 7/1/44, Pool #Q27319	19,363
120,238	4.00%, 7/1/44, Pool #G60901	132,235
2,691,332	3.50%, 9/1/44, Pool #SD0481	2,977,952
29,714	3.50%, 9/1/44, Pool #Q28604	33,101
3,599,841	4.00%, 1/1/45, Pool #SD0490	3,977,330
2,900,021	4.00%, 1/1/45, Pool #SD0478	3,215,533
12,358	4.00%, 2/1/45, Pool #Q31128	13,883
25,356	4.00%, 2/1/45, Pool #Q31338	28,495
4,048,623	4.00%, 9/1/45, Pool #SD0507	4,525,104
24,054	3.50%, 9/1/45, Pool #Q36302	26,813
28,154	4.00%, 12/1/45, Pool #Q37957	31,026
29,115	4.00%, 12/1/45, Pool #Q37955	32,724
2,103,841	3.50%, 3/1/46, Pool #SD0485	2,268,814
585,658	Class FB, Series 4606, 0.61%(US0001M+50bps), 8/15/46	586,373
472,124	3.50%, 9/1/46, Pool #SD0486	506,554
365,938	3.00%, 9/1/46, Pool #G60718	388,318
990,594	3.00%, 9/1/46, Pool #Q42979	1,051,388
1,215,163	3.00%, 12/1/46, Pool #V82781	1,294,077
363,623	3.00%, 12/1/46, Pool #Q45064	385,958
193,274	3.00%, 12/1/46, Pool #Q45080	206,728
100,565	3.00%, 12/1/46, Pool #Q45083	108,414
943,282	3.00%, 2/1/47, Pool #SD0496	1,012,721
631,070	3.50%, 3/1/47, Pool #G60968	706,295
1,589,591	4.50%, 7/1/47, Pool #G61047	1,784,522
1,195,236	4.00%, 7/1/47, Pool #SD0504	1,309,948
513,074	3.50%, 10/1/47, Pool #G61178	570,941

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$662,734	3.50%, 12/1/47, Pool #G61208	$737,329
2,779,760	3.50%, 1/1/48, Pool #SD0508	3,042,436
83,976	3.50%, 1/1/48, Pool #Q53630	93,470
139,916	3.50%, 1/1/48, Pool #Q53648	153,029
922,703	4.00%, 4/1/48, Pool #SD0489	1,032,233
—	4.00%, 4/1/48, Pool #SD0503	—
1,647,126	3.50%, 6/1/48, Pool #SD0493	1,791,219
1,800,933	4.50%, 8/1/48, Pool #G67715	2,011,080
4,689,617	4.00%, 8/1/48, Pool #SD0492	5,246,341
4,511,264	4.00%, 5/1/49, Pool #SD0488	4,932,012
5,798,112	3.50%, 6/1/49, Pool #SD0494	6,376,413
4,622,006	3.50%, 8/1/49, Pool #SD0491	5,112,283
17,779	3.00%, 7/1/50, Pool #QB1158	18,952
35,667	3.00%, 7/1/50, Pool #QB1486	38,386
154,823	3.00%, 7/1/50, Pool #QB1479	164,767
17,571	3.00%, 7/1/50, Pool #QB1488	18,913
112,813	3.00%, 8/1/50, Pool #QB2339	121,414
4,630,811	3.00%, 8/1/50, Pool #SD0501	4,829,665
4,653,908	3.00%, 8/1/50, Pool #SD0500	4,933,789
881,036	3.50%, 8/1/50, Pool #SD0487	938,117
1,166,890	3.00%, 8/1/50, Pool #RA3282	1,234,055
1,343,157	3.00%, 8/1/50, Pool #RA3313	1,420,935
12,438,990	3.00%, 9/1/50, Pool #SD0495	12,946,757
1,419,552	3.00%, 12/1/50, Pool #SD0519	1,518,680
1,610,956	4.00%, 12/1/50, Pool #SD0520	1,766,095

		112,453,504

Federal National Mortgage Association (16.6%):
120,933	2.50%, 9/1/27, Pool #AB6194	126,629
79,371	2.50%, 9/1/27, Pool #AP5205	82,596
28,722	2.50%, 2/1/28, Pool #AB8446	29,895
65,705	2.50%, 4/1/28, Pool #AB8870	68,793
42,654	3.00%, 4/1/28, Pool #AT3121	45,683
46,816	3.00%, 5/1/28, Pool #AT6033	50,153
181,179	2.50%, 8/1/28, Pool #AS0190	189,695
1,289,000	Class A2, Series 2018-M14, 3.58%, 8/25/28	1,460,824
842,528	3.50%, 9/1/28, Pool #AL4245	906,101
105,660	3.00%, 10/1/28, Pool #AU8774	113,186
10,456	3.00%, 10/1/28, Pool #AQ4132	11,123
214,647	3.50%, 10/1/28, Pool #AV0198	230,779
360,879	3.50%, 11/1/28, Pool #AV1360	388,123
11,787	3.00%, 11/1/28, Pool #AV0298	12,678
269,629	3.00%, 4/1/29, Pool #AW0937	288,607
1,915,000	Class A2, Series 2019-M7, 3.14%, 4/25/29	2,099,587
201,370	3.00%, 5/1/29, Pool #AW2544	217,018
374,144	3.00%, 6/1/29, Pool #AS2676	400,607
485,368	3.00%, 7/1/29, Pool #AW4229	523,139
93,456	3.00%, 7/1/29, Pool #AW1281	99,797
239,393	3.00%, 9/1/29, Pool #AS3220	256,327
259,152	3.50%, 9/1/29, Pool #AL5806	278,544
118,370	3.50%, 9/1/29, Pool #AX0105	127,251
760,590	3.00%, 9/1/29, Pool #AL6897	819,552
33,905	3.50%, 10/1/29, Pool #AX2741	36,460
139,966	3.00%, 10/1/29, Pool #AS3594	150,817
190,927	3.50%, 12/1/29, Pool #AS3988	205,289
536,524	3.00%, 1/1/30, Pool #AL6144	574,523
2,605,000	, 1/15/30(c)	2,195,426
22,025	2.50%, 2/1/30, Pool #AS4488	23,008
19,874	2.50%, 2/1/30, Pool #AS4485	20,741
73,235	2.50%, 2/1/30, Pool #BM3403	76,798
109,847	3.00%, 3/1/30, Pool #AL6583	118,360
140,816	2.50%, 3/1/30, Pool #AS4688	147,772
87,604	3.00%, 4/1/30, Pool #AL6584	94,011
64,275	2.50%, 4/1/30, Pool #AY3416	67,462
33,890	2.50%, 5/1/30, Pool #AY0828	35,641
52,374	3.00%, 5/1/30, Pool #AL6761	56,436

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$3,901,000	, 5/15/30(c)	$3,260,503
285,634	3.00%, 6/1/30, Pool #AL9381	307,770
12,907	3.00%, 7/1/30, Pool #AZ2297	13,911
73,502	3.00%, 7/1/30, Pool #AL7139	78,904
34,604	2.50%, 7/1/30, Pool #AZ2170	36,320
20,630	3.00%, 7/1/30, Pool #AX9700	22,234
89,929	3.00%, 7/1/30, Pool #AX9701	96,534
115,125	2.50%, 7/1/30, Pool #AS5403	120,309
20,082	2.50%, 7/1/30, Pool #AS5405	21,022
215,299	2.50%, 8/1/30, Pool #BM3552	225,765
8,317	3.00%, 8/1/30, Pool #AZ8597	8,926
76,817	3.50%, 8/1/30, Pool #AS5708	83,180
19,149	3.00%, 8/1/30, Pool #AX3298	20,638
17,538	3.00%, 8/1/30, Pool #AZ7833	18,899
55,618	2.50%, 8/1/30, Pool #AS5548	58,124
573,611	3.50%, 8/1/30, Pool #AL7430	616,606
76,318	2.50%, 8/1/30, Pool #AS5614	80,102
17,120	3.50%, 8/1/30, Pool #AS5707	18,592
131,568	2.50%, 8/1/30, Pool #AS5616	137,301
103,946	3.00%, 8/1/30, Pool #AS5623	111,276
93,120	3.00%, 8/1/30, Pool #AS5622	99,939
132,352	3.00%, 8/1/30, Pool #AL7225	142,015
119,276	3.00%, 8/1/30, Pool #AL7227	127,664
84,392	2.50%, 9/1/30, Pool #AS5872	88,565
68,426	2.50%, 9/1/30, Pool #AS5786	71,507
73,712	3.00%, 9/1/30, Pool #AS5714	79,118
25,352	3.00%, 9/1/30, Pool #AL7320	27,316
94,224	3.00%, 9/1/30, Pool #AS5728	101,529
38,618	3.00%, 9/1/30, Pool #AZ5719	41,612
11,250	2.50%, 11/1/30, Pool #AL7800	11,741
75,294	2.50%, 11/1/30, Pool #AS6142	78,674
81,867	2.50%, 11/1/30, Pool #AS6141	85,925
74,157	2.50%, 11/1/30, Pool #AS6115	77,397
70,647	2.50%, 11/1/30, Pool #AS6116	73,930
1,451,522	3.00%, 1/1/31, Pool #BM3537	1,554,226
123,124	2.50%, 3/1/31, Pool #BM1595	128,283
127,953	2.50%, 6/1/31, Pool #AS7320	134,779
227,154	2.50%, 7/1/31, Pool #AS7617	239,267
207,264	2.50%, 7/1/31, Pool #AS7605	218,325
8,551	2.50%, 8/1/31, Pool #BC2777	9,003
48,317	4.00%, 8/1/31, Pool #AY4707	53,190
1,621,327	3.00%, 8/1/31, Pool #AL9376	1,746,616
36,703	4.00%, 8/1/31, Pool #AY4688	40,456
143,597	3.00%, 9/1/31, Pool #AL9378	154,441
1,789,482	2.50%, 10/1/31, Pool #BC4773	1,887,279
523,491	2.50%, 10/1/31, Pool #AS8208	551,447
369,742	2.50%, 10/1/31, Pool #AS8193	388,772
937,801	2.50%, 10/1/31, Pool #AS8195	989,241
285,957	2.50%, 10/1/31, Pool #AS8009	300,703
81,078	2.00%, 10/1/31, Pool #MA2774	83,189
153,952	2.50%, 11/1/31, Pool #AS8245	162,413
262,745	2.50%, 11/1/31, Pool #BC2631	275,863
143,807	2.50%, 11/1/31, Pool #BC2629	151,509
167,323	2.50%, 11/1/31, Pool #BC2628	176,571
453,995	2.00%, 11/1/31, Pool #BM3054	465,795
130,097	2.00%, 11/1/31, Pool #BC9040	133,480
24,292	2.00%, 11/1/31, Pool #AS8291	24,922
312,536	2.50%, 11/1/31, Pool #AS8240	329,218
210,533	2.50%, 11/1/31, Pool #AS8241	221,408
385,109	2.00%, 11/1/31, Pool #AS8251	395,106
107,097	2.00%, 12/1/31, Pool #MA2845	109,874
15,563	3.00%, 2/1/32, Pool #BE5670	16,577
770,807	3.50%, 2/1/32, Pool #AS8885	824,457
27,732	2.50%, 2/1/32, Pool #BM1036	29,125
298,758	2.50%, 3/1/32, Pool #AS9316	314,694

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$273,910	2.50%, 3/1/32, Pool #AS9317	$287,275
451,848	3.00%, 3/1/32, Pool #AS9327	481,007
674,654	2.00%, 3/1/32, Pool #BM3061	692,201
502,817	2.50%, 3/1/32, Pool #AS9318	527,065
535,580	2.50%, 3/1/32, Pool #AS9319	561,326
456,553	2.50%, 3/1/32, Pool #AS9321	481,695
2,108,737	3.50%, 4/1/32, Pool #BM3503	2,280,060
1,566,186	3.50%, 5/1/32, Pool #BM1602	1,698,070
2,199,493	3.00%, 6/1/32, Pool #BM1791	2,361,528
683,870	2.50%, 8/1/32, Pool #BM3578	716,712
266,979	3.00%, 9/1/32, Pool #BM3240	287,630
78,846	3.50%, 11/1/32, Pool #BJ2054	86,846
85,429	5.50%, 1/1/33, Pool #676661	98,505
51,657	3.50%, 1/1/33, Pool #BJ2096	55,427
1,307,509	2.50%, 2/1/33, Pool #BM3793	1,372,340
61,253	5.50%, 5/1/33, Pool #555424	70,976
88,173	4.00%, 9/1/33, Pool #BK7642	95,514
442,775	4.00%, 10/1/33, Pool #CA2404	482,123
326,763	4.00%, 10/1/33, Pool #CA2406	353,899
246,752	4.00%, 10/1/33, Pool #CA2528	269,597
265,626	4.00%, 10/1/33, Pool #CA2527	283,388
271,525	4.00%, 11/1/33, Pool #CA2555	296,939
1,491,563	4.00%, 11/1/33, Pool #CA2557	1,629,788
555,882	2.50%, 12/1/33, Pool #FM1680	580,760
475,443	5.00%, 2/1/35, Pool #735226	544,060
151,316	5.50%, 2/1/35, Pool #735989	176,883
36,198	5.00%, 3/1/35, Pool #735288	41,365
13,671	6.00%, 4/1/35, Pool #735504	16,029
254,304	3.00%, 8/1/35, Pool #CA6876	272,871
250,088	3.00%, 8/1/35, Pool #CA6849	267,868
69,104	5.00%, 9/1/35, Pool #889974	78,927
71,599	3.00%, 12/1/35, Pool #CA8391	76,558
141,854	3.00%, 12/1/35, Pool #CA8389	150,548
1,412,751	2.50%, 12/1/35, Pool #CA8388	1,484,133
1,243,682	2.50%, 12/1/35, Pool #CA8387	1,304,189
153,869	4.00%, 1/1/36, Pool #AB0686	173,049
14,714,000	2.00%, 4/25/36, TBA	15,093,345
976,000	2.50%, 4/25/36, TBA	1,015,497
1,762,000	3.00%, 4/25/36, TBA	1,860,011
9,107,000	1.50%, 4/25/36, TBA	9,141,151
344,239	5.50%, 9/1/36, Pool #995113	401,414
38,776	3.00%, 10/1/36, Pool #AL9227	40,388
115,571	3.00%, 11/1/36, Pool #AS8349	121,953
291,056	3.00%, 11/1/36, Pool #AS8348	312,872
253,828	3.00%, 12/1/36, Pool #BE1896	270,833
361,568	3.00%, 12/1/36, Pool #AS8553	393,866
18,135	5.50%, 2/1/38, Pool #961545	20,579
11,899	6.00%, 3/1/38, Pool #889529	13,983
78,731	5.50%, 5/1/38, Pool #889692	91,024
36,024	6.00%, 5/1/38, Pool #889466	42,307
63,302	5.50%, 5/1/38, Pool #889441	72,398
53,111	5.50%, 6/1/38, Pool #995018	61,002
15,178	5.50%, 9/1/38, Pool #889995	17,375
36,879	6.00%, 10/1/38, Pool #889983	42,889
180,745	5.50%, 1/1/39, Pool #AB0200	212,548
73,756	4.50%, 4/1/39, Pool #930922	82,425
87,945	3.50%, 5/1/39, Pool #MA3660	93,048
84,493	4.50%, 5/1/39, Pool #AL1472	94,556
841,354	5.00%, 6/1/39, Pool #AL7521	960,883
555,607	6.00%, 7/1/39, Pool #BF0056	644,674
42,148	5.50%, 10/1/39, Pool #AD0362	48,201
256,240	5.50%, 12/1/39, Pool #AC6680	295,213
335,957	3.50%, 12/1/39, Pool #MA3869	355,451
35,665	5.50%, 12/1/39, Pool #AD0571	41,042
4,295,099	4.50%, 1/1/40, Pool #AC8568	4,766,640

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$159,056	3.50%, 1/1/40, Pool #MA3891	$168,286
273,490	3.50%, 2/1/40, Pool #MA3935	289,360
35,533	5.50%, 3/1/40, Pool #AL5304	41,006
27,100	4.50%, 4/1/40, Pool #AD4038	30,413
242,621	6.00%, 4/1/40, Pool #AL4141	282,103
48,020	6.50%, 5/1/40, Pool #AL1704	55,932
54,375	4.50%, 7/1/40, Pool #AB1226	60,369
59,805	4.50%, 7/1/40, Pool #AD7127	65,756
26,147	6.00%, 9/1/40, Pool #AE0823	30,078
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,922,251
33,090	4.00%, 1/1/41, Pool #AL7167	35,935
5,103,251	Class ZA, Series 2011-8, 4.00%, 2/25/41	5,479,619
60,413	6.00%, 6/1/41, Pool #AL4142	70,035
24,780	4.50%, 7/1/41, Pool #AB3314	27,542
533,521	5.00%, 7/1/41, Pool #AL7524	611,353
37,935	4.50%, 9/1/41, Pool #AI8961	42,485
698,894	5.50%, 9/1/41, Pool #AL8430	801,941
853,565	4.00%, 1/1/42, Pool #AB4307	942,697
208,974	3.50%, 1/1/42, Pool #AW8154	226,651
88,781	3.50%, 4/1/42, Pool #AO0777	93,724
25,753	3.50%, 4/1/42, Pool #AK7510	27,888
13,534	3.50%, 5/1/42, Pool #AO2881	14,667
61,345	4.00%, 5/1/42, Pool #A02114	67,441
187,522	4.00%, 5/1/42, Pool #AO2961	206,550
22,432	3.50%, 6/1/42, Pool #AK9225	24,290
15,419	3.50%, 6/1/42, Pool #AO3048	16,700
43,108	3.50%, 7/1/42, Pool #AO9707	46,719
192,463	4.50%, 9/1/42, Pool #AL2482	214,605
1,204,718	4.50%, 1/1/43, Pool #AL8206	1,337,902
82,561	3.00%, 3/1/43, Pool #AR7576	86,089
88,550	3.00%, 3/1/43, Pool #AR9218	92,192
67,514	3.00%, 3/1/43, Pool #AR7568	71,761
37,278	3.00%, 4/1/43, Pool #AT2037	39,621
135,285	3.00%, 4/1/43, Pool #AT2040	140,822
84,089	3.00%, 4/1/43, Pool #AT2043	87,663
74,893	3.00%, 4/1/43, Pool #AB8924	78,092
89,232	3.00%, 4/1/43, Pool #AB8923	92,936
103,866	3.00%, 4/1/43, Pool #AR8630	108,135
10,790	3.00%, 6/1/43, Pool #AB9564	11,676
802,830	5.00%, 12/1/43, Pool #AL7777	913,994
444,029	5.00%, 11/1/44, Pool #AL8878	506,699
310,716	3.50%, 2/1/45, Pool #BM1100	336,616
1,002,178	3.50%, 2/1/45, Pool #FM5294	1,080,772
250,263	5.00%, 6/1/45, Pool #BM3784	281,633
155,562	4.50%, 9/1/45, Pool #AL7936	177,267
81,341	4.50%, 11/1/45, Pool #AL9501	92,681
5,139	4.50%, 11/1/45, Pool #AS6233	5,730
232,976	4.50%, 12/1/45, Pool #BM1756	260,448
22,879	3.00%, 6/1/46, Pool #AS7365	24,276
1,993,662	3.50%, 7/1/46, Pool #BA7748	2,148,444
654,439	4.50%, 7/1/46, Pool #BM1920	746,298
494,518	4.50%, 7/1/46, Pool #BM3053	567,649
26,577	3.00%, 8/1/46, Pool #AL9031	28,731
883,347	Class UF, Series 2016-48, 0.51%(US0001M+40bps), 8/25/46	885,248
1,454,785	3.00%, 9/1/46, Pool #BD1469	1,554,093
123,623	3.00%, 11/1/46, Pool #BD9643	132,330
420,895	3.00%, 11/1/46, Pool #BD9644	450,665
275,921	3.00%, 11/1/46, Pool #BD9645	293,388
1,325,692	3.00%, 12/1/46, Pool #AS8486	1,417,005
294,850	3.50%, 12/1/46, Pool #BE2103	321,634
420,990	3.50%, 2/1/47, Pool #BE1534	463,047
1,238,461	3.50%, 2/1/47, Pool #AL9920	1,351,598
123,451	3.50%, 3/1/47, Pool #BH0158	136,140
252,573	3.50%, 5/1/47, Pool #BE9375	275,208

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$710,931	3.50%, 5/1/47, Pool #BD2417	$774,648
438,775	4.00%, 5/1/47, Pool #BH0398	476,320
600,187	3.50%, 5/1/47, Pool #BM1174	653,355
225,539	3.50%, 6/1/47, Pool #BH0567	248,728
446,769	4.00%, 7/1/47, Pool #BH3401	484,997
541,684	4.00%, 8/1/47, Pool #BM1619	588,034
281,849	4.50%, 10/1/47, Pool #BM3052	321,160
350,172	4.50%, 12/1/47, Pool #BH7067	391,793
2,358,125	3.50%, 1/1/48, Pool #FM5293	2,548,746
120,272	4.00%, 2/1/48, Pool #BJ9057	132,052
142,848	4.00%, 2/1/48, Pool #BJ9058	157,608
801,468	3.50%, 3/1/48, Pool #BJ4916	849,692
358,031	3.50%, 4/1/48, Pool #FM5295	395,216
243,134	4.50%, 4/1/48, Pool #BM3846	279,269
3,910,160	4.50%, 5/1/48, Pool #CA1704	4,366,695
389,288	5.00%, 6/1/48, Pool #CA2317	433,068
137,018	4.50%, 7/1/48, Pool #BK6113	157,547
19,448	4.50%, 7/1/48, Pool #BK4471	21,730
1,724,156	5.00%, 9/1/48, Pool #MA3472	1,918,061
307,404	5.00%, 10/1/48, Pool #BK7881	341,976
164,850	5.00%, 10/1/48, Pool #MA3501	183,390
254,036	5.00%, 11/1/48, Pool #MA3527	282,606
95,938	5.00%, 12/1/48, Pool #BN4404	106,534
166,316	5.00%, 1/1/49, Pool #BN4430	184,685
255,351	5.00%, 1/1/49, Pool #BN3949	284,069
2,269,498	4.00%, 1/1/49, Pool #FM5296	2,502,539
584,249	3.50%, 6/1/49, Pool #FM5315	616,911
8,812,045	3.00%, 3/1/50, Pool #FM5290	9,335,011
22,701,618	3.00%, 7/1/50, Pool #MA4079	23,705,296
4,350,893	3.00%, 8/1/50, Pool #FM5289	4,545,616
2,743,877	3.00%, 8/1/50, Pool #FM5292	2,868,262
—	2.50%, 11/1/50, Pool #FM4862	—
—	2.50%, 12/1/50, Pool #CA8137	—
1,514,084	2.50%, 12/1/50, Pool #CA8136	1,562,107
20,300,055	3.50%, 4/25/51, TBA	21,441,933
15,851,998	4.00%, 4/25/51, TBA	17,008,698
9,719,000	2.50%, 4/25/51, TBA	9,963,494
721,000	4.50%, 4/25/51, TBA	784,989
25,705,226	2.00%, 4/25/51, TBA	25,628,914
37,656,854	2.50%, 5/25/51, TBA	38,524,727
34,900,000	2.00%, 5/25/51, TBA	34,736,406
21,600,000	2.50%, 6/25/51, TBA	22,051,406

		349,781,394

Government National Mortgage Association (6.8%):
13,369	4.50%, 9/15/33, Pool #615516	15,017
50,246	5.00%, 12/15/33, Pool #783571	57,113
14,781	6.50%, 8/20/38, Pool #4223	17,640
12,334	6.50%, 10/15/38, Pool #673213	13,995
8,196	6.50%, 11/20/38, Pool #4292	9,781
14,412	6.50%, 12/15/38, Pool #782510	16,305
169,342	5.00%, 1/15/39, Pool #782557	190,728
60,193	5.00%, 4/15/39, Pool #711939	69,085
102,522	5.00%, 4/15/39, Pool #782619	116,424
11,360	4.00%, 4/20/39, Pool #4422	12,240
10,255	5.00%, 6/15/39, Pool #782696	11,649
39,466	4.00%, 7/20/39, Pool #4494	43,226
64,587	5.00%, 10/20/39, Pool #4559	73,010
7,406	4.50%, 12/20/39, Pool #G24598	8,236
18,437	4.50%, 1/15/40, Pool #728627	20,723
9,095	4.50%, 1/20/40, Pool #4617	10,114
7,210	4.50%, 2/20/40, Pool #G24636	8,187
52,866	5.00%, 5/15/40, Pool #782958	60,020
476	4.50%, 5/20/40, Pool #G24696	527
39,109	5.00%, 6/15/40, Pool #697862	44,948
50,211	4.50%, 7/15/40, Pool #745793	56,887

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$347,808	4.50%, 7/15/40, Pool #733795	$397,652
18,360	4.50%, 7/20/40, Pool #4746	20,420
34,009	4.50%, 8/20/40, Pool #4771	37,827
10,218	4.00%, 9/20/40, Pool #G24800	11,235
19,611	4.50%, 9/20/40, Pool #748948	21,934
81,620	4.50%, 10/15/40, Pool #783609	91,240
267,809	4.00%, 10/20/40, Pool #G24833	294,520
32,297	4.50%, 10/20/40, Pool #4834	35,928
495,322	4.00%, 11/20/40, Pool #4853	549,955
242,214	4.00%, 12/20/40, Pool #G24882	266,343
112,732	4.00%, 1/15/41, Pool #759138	122,163
216,760	4.00%, 1/20/41, Pool #4922	238,358
23,524	4.50%, 2/15/41, Pool #738019	26,897
3,684	4.00%, 2/20/41, Pool #4945	4,052
880,495	4.00%, 2/20/41, Pool #742887	966,316
65,134	4.00%, 3/15/41, Pool #762838	70,576
5,447	5.00%, 4/20/41, Pool #5018	6,023
83,490	4.50%, 6/20/41, Pool #783590	90,810
11,684	5.00%, 6/20/41, Pool #5083	12,920
29,661	4.50%, 7/20/41, Pool #754367	32,303
6,055	5.00%, 7/20/41, Pool #5116	6,696
195,845	4.50%, 7/20/41, Pool #5115	224,268
395,030	4.00%, 7/20/41, Pool #742895	434,738
58,110	4.50%, 7/20/41, Pool #783584	63,205
58,526	4.50%, 11/15/41, Pool #783610	65,526
162,446	3.50%, 1/15/42, Pool #553461	173,198
234,271	4.00%, 4/20/42, Pool #MA0023	255,052
101,530	5.00%, 7/20/42, Pool #MA0223	114,830
262,412	3.50%, 4/15/43, Pool #AD2334	285,607
447,770	3.50%, 4/20/43, Pool #MA0934	487,365
250,982	3.50%, 5/20/43, Pool #MA1012	273,189
21,606	4.00%, 7/20/43, Pool #MA1158	23,521
881,600	4.50%, 6/20/44, Pool #MA1997	980,504
19,701	4.00%, 8/20/44, Pool #AJ2723	21,997
757,266	4.00%, 8/20/44, Pool #MA2149	832,465
4,240	4.00%, 8/20/44, Pool #AI4166	4,532
14,781	4.00%, 8/20/44, Pool #AJ4687	16,500
20,686	4.00%, 8/20/44, Pool #AI4167	23,081
379,320	5.00%, 12/20/44, Pool #MA2448	428,723
38,471	3.00%, 12/20/44, Pool #MA2444	40,771
1,669,392	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,933,252
405,216	3.00%, 2/15/45, Pool #784439	421,381
1,761,187	3.50%, 4/20/45, Pool #MA2754	1,889,941
2,166,894	3.50%, 5/20/45, Pool #MA2826	2,333,833
—	3.00%, 6/20/45, Pool #MA2891	—
237,308	5.00%, 12/20/45, Pool #MA3313	272,111
11,102,225	3.50%, 3/20/46, Pool #MA3521	11,897,893
—	3.00%, 4/20/46, Pool #MA3596	—
6,902,394	3.50%, 4/20/46, Pool #MA3597	7,397,076
2,179,769	3.50%, 5/20/46, Pool #MA3663	2,323,586
31,482	3.00%, 5/20/46, Pool #MA3662	33,180
4,526,322	3.50%, 6/20/46, Pool #MA3736	4,850,724
716,949	3.00%, 6/20/46, Pool #MA3735	756,252
747,215	3.50%, 7/20/46, Pool #MA3803	800,768
—	3.00%, 8/20/46, Pool #MA3873	—
2,970,633	3.50%, 9/20/46, Pool #MA3937	3,172,542
3,004,248	3.00%, 9/20/46, Pool #MA3936	3,168,944
216,391	3.50%, 10/20/46, Pool #AX4344	231,401
—	3.00%, 10/20/46, Pool #MA4003	—
80,511	3.50%, 10/20/46, Pool #AX4343	86,677
150,734	3.50%, 10/20/46, Pool #AX4345	164,237
128,182	3.50%, 10/20/46, Pool #AX4342	140,118
97,980	3.50%, 10/20/46, Pool #AX4341	107,939
17,331	4.00%, 10/20/46, Pool #AQ0542	18,595
—	3.00%, 12/20/46, Pool #MA4126	—

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$—	3.00%, 1/20/47, Pool #MA4195	$—
122,975	4.50%, 3/15/47, Pool #AZ8560	140,258
178,110	4.50%, 4/15/47, Pool #AZ8596	198,860
128,576	4.50%, 4/15/47, Pool #AZ8597	147,285
108,942	4.50%, 5/15/47, Pool #BA7888	122,792
3,118,330	4.00%, 6/20/47, Pool #MA4511	3,392,527
22,432	4.00%, 9/15/47, Pool #BC5919	24,172
27,793	4.00%, 10/15/47, Pool #BE1031	29,949
28,619	4.00%, 10/15/47, Pool #BD3187	30,747
21,159	4.00%, 11/15/47, Pool #BE1030	22,731
588,845	3.00%, 11/20/47, Pool #MA4836	620,415
2,528,027	4.00%, 11/20/47, Pool #MA4838	2,744,201
31,766	4.00%, 12/15/47, Pool #BE4664	34,230
1,237,507	4.00%, 12/20/47, Pool #MA4901	1,343,328
22,679	4.00%, 1/15/48, Pool #BE0204	24,317
28,983	4.00%, 1/15/48, Pool #BE0143	31,231
514,222	4.50%, 9/20/48, Pool #BD0560	567,143
1,242,421	4.50%, 3/20/49, Pool #MA5818	1,350,111
52,183	4.50%, 4/20/49, Pool #MA5877	56,494
562,965	4.50%, 5/20/49, Pool #MA5932	607,942
1,006,190	4.50%, 4/20/50, Pool #MA6602	1,086,581
2,976,000	4.50%, 4/20/50, TBA	3,214,080
739,119	4.00%, 5/20/50, Pool #MA6658	789,572
3,026,111	3.00%, 9/20/50, Pool #MA6866	3,163,223
355,000	5.00%, 4/15/51, TBA	392,330
3,099,000	4.00%, 4/20/51, TBA	3,307,698
25,516,000	3.00%, 4/20/51, TBA	26,552,587
18,398,000	2.00%, 4/20/51, TBA	18,556,108
23,827,000	2.50%, 4/20/51, TBA	24,556,702

		144,017,159

Total U.S. Government Agency Mortgages (Cost $602,609,552)		611,011,499

U.S. Treasury Obligations (26.1%):
U.S. Treasury Bonds (12.6%):
2,480,000	5.38%, 2/15/31	3,312,350
14,025,000	4.75%, 2/15/37	19,148,508
43,030,000	1.13%, 8/15/40	34,894,641
47,230,000	1.38%, 11/15/40	40,071,703
5,190,000	1.88%, 2/15/41^	4,818,591
21,975,000	3.13%, 11/15/41	24,955,359
7,022,500	3.63%, 8/15/43	8,591,590
1,205,000	3.13%, 8/15/44	1,366,922
15,000	2.50%, 2/15/45	15,270
955,000	3.00%, 5/15/45	1,061,244
1,770,000	2.88%, 8/15/45	1,926,534
12,235,000	3.00%, 11/15/45	13,613,349
6,855,000	2.88%, 11/15/46	7,465,523
1,543,000	3.00%, 2/15/47	1,721,892
5,645,000	3.00%, 2/15/48	6,308,287
30,570,000	3.13%, 5/15/48	34,954,884
4,055,000	3.38%, 11/15/48	4,855,229
8,700,000	3.00%, 2/15/49	9,746,719
125,000	2.88%, 5/15/49	136,855
17,435,000	1.25%, 5/15/50	13,114,389
16,515,000	1.38%, 8/15/50	12,842,993
10,025,000	1.63%, 11/15/50	8,323,883
10,858,000	1.88%, 2/15/51	9,597,454

		262,844,169

U.S. Treasury Notes (13.5%):
5,570,000	2.00%, 5/31/24	5,847,630
1,700,000	1.50%, 11/30/24	1,757,375
5,615,000	1.75%, 12/31/24	5,855,392
1,140,000	1.38%, 1/31/25	1,172,597
20,065,000	1.13%, 2/28/25	20,434,948

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$3,164,000	0.50%, 3/31/25	$3,142,248
16,246,000	0.38%, 4/30/25	16,037,848
13,710,000	0.25%, 5/31/25	13,444,369
890,000	3.00%, 10/31/25	977,053
1,550,000	2.88%, 11/30/25	1,694,102
7,810,000	0.38%, 12/31/25	7,624,512
4,310,000	0.50%, 2/28/26	4,223,800
4,685,000	0.75%, 3/31/26	4,641,810
8,275,000	2.25%, 3/31/26	8,805,117
2,435,000	2.38%, 4/30/26	2,606,211
1,520,000	2.13%, 5/31/26	1,607,400
2,407,000	1.88%, 6/30/26	2,514,563
2,430,000	1.88%, 7/31/26	2,537,072
10,580,000	0.38%, 7/31/27	9,988,181
3,345,000	0.50%, 8/31/27	3,178,273
7,375,000	0.38%, 9/30/27	6,935,957
18,635,000	0.63%, 11/30/27	17,761,484
12,145,000	0.63%, 12/31/27	11,556,727
16,000,000	0.75%, 1/31/28^	15,332,500
29,735,000	1.25%, 3/31/28	29,405,127
4,113,000	2.88%, 8/15/28	4,520,444
255,000	2.38%, 5/15/29	270,818
15,650,000	1.50%, 2/15/30	15,447,039
11,880,000	0.63%, 5/15/30	10,803,375
12,795,000	0.63%, 8/15/30	11,587,472
28,340,000	0.88%, 11/15/30^	26,187,931
22,209,000	1.13%, 2/15/31^	20,963,214

		288,862,589

Total U.S. Treasury Obligations (Cost $566,504,047)		551,706,758

Commercial Paper (0.7%):
10,750,000	ConAgra Brands, Inc., 0.12%(c)	10,749,722
4,000,000	Ovintiv, Inc., 0.94%(c)	3,999,896

Total Commercial Paper(Cost $14,748,119)		14,749,618

Short-Term Securities Held as Collateral for Securities on Loan (2.5%):
53,273,594	BlackRock Liquidity FedFund, Institutional Class , 0.07%(c)(d)	53,273,594

Total Short-Term Securities Held as Collateral for Securities on Loan(Cost $53,273,594)		53,273,594

Shares		Value

Unaffiliated Investment Companies (12.3%):

Money Markets (12.3%):
258,989,866	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	258,989,866

Total Unaffiliated Investment Companies(Cost $258,989,866)		258,989,866

Total Investment Securities (Cost $2,434,147,516) - 115.4%		2,436,858,198

Net other assets (liabilities) - (15.4)%		(324,588,792)

Net Assets - 100.0%		$2,112,269,406

Percentages indicated are based on net assets as of March 31, 2021.

EUR003M	-	3 Month EUR LIBOR
EUAMDB01	-	1 Year EUR LIBOR
EUSA1	-	Euro 1 Year Swap Rate

EUSA5	-	Euro 5 Year Swap Rate
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $51,880,121.
+	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2021.

(c)	The rate represents the effective yield at March 31, 2021.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Securities Sold Short (-0.9%):
At March 31, 2021, the Fund’s securities sold short were as follows:
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Value

U.S. Government Agency Mortgages
Government National Mortgage Association

Government National Mortgage Association, TBA	3.50%	5/20/51	$(4,424,203)	$(4,664,769)	$(4,669,954)

Government National Mortgage Association, TBA	3.50%	4/20/51	(67,000)	(70,685)	(70,706)
Federal National Mortgage Association

Federal National Mortgage Association, TBA	3.00%	4/25/51	(7,818,168)	(8,149,633)	(8,139,446)

Federal National Mortgage Association, TBA	3.50%	4/25/36	(5,609,766)	(5,979,146)	(5,983,166)

				$(18,864,233)	$(18,863,272)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro Buxl 30-Year Bond June Future (Euro)	6/8/21	43	$(10,388,856)	$104,782
Euro Schatz Index June Future (Euro)	6/8/21	207	(27,209,695)	2,321
Euro-Bobl June Futures (Euro)	6/8/21	129	(20,432,828)	(2,660)
Euro-Bund June Futures (Euro)	6/8/21	129	(25,908,608)	49,373
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	590	(84,775,625)	3,020,385
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/21/21	785	(102,785,938)	2,068,607
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/21/21	56	(8,657,250)	388,839
Ultra Long Term U.S. Treasury Bond June Future (U.S. Dollar)	6/21/21	8	(1,449,750)	43,488

				$5,675,135

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/21	1,244	$274,583,844	$(191,859)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/30/21	574	70,830,703	(401,367)

				$(593,226)

Total Net Futures Contracts				$5,081,909

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Forward Currency Contracts

At March 31, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	131,712,427	European Euro	110,538,000	Bank National Paribas	6/16/21	$1,883,682

Total Net Forward Currency Contracts						$1,883,682

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (41.2%):
Aerospace & Defense (0.6%):
4,619	Curtiss-Wright Corp.	$547,814
2,109	Lockheed Martin Corp.	779,276
12,574	Moog, Inc., Class A	1,045,528
894	Northrop Grumman Corp.	289,334
5,048	Parsons Corp.*^	204,141
3,686	Raytheon Technologies Corp.	284,817

		3,150,910

Airlines (0.4%):
6,881	American Airlines Group, Inc.*	164,456
4,403	Copa Holdings SA, Class A*	355,718
24,113	Southwest Airlines Co.*	1,472,340

		1,992,514

Automobiles (0.8%):
81,176	Ford Motor Co.*	994,406
4,817	Tesla, Inc.*	3,217,419

		4,211,825

Banks (1.9%):
39,771	Bank of America Corp.	1,538,740
30,656	Citigroup, Inc.	2,230,224
21,461	Citizens Financial Group, Inc.	947,503
28,144	JPMorgan Chase & Co.	4,284,361
3,511	Popular, Inc.	246,893
10,025	Regions Financial Corp.	207,116
9,792	Umpqua Holdings Corp.	171,850
18,325	Wells Fargo & Co.	715,958
2,031	Wintrust Financial Corp.	153,950

		10,496,595

Beverages (0.6%):
45,556	Coca-Cola Co. (The)	2,401,257
380	Coca-Cola Consolidated, Inc.	109,736
5,377	PepsiCo, Inc.	760,577

		3,271,570

Biotechnology (0.8%):
19,877	AbbVie, Inc.	2,151,089
2,556	Amgen, Inc.	635,958
2,504	Biogen, Inc.*	700,494
14,335	Gilead Sciences, Inc.	926,471
1,425	United Therapeutics Corp.*	238,360

		4,652,372

Building Products (0.4%):
1,590	Carrier Global Corp.	67,130
14,722	Johnson Controls International plc	878,462
4,393	Simpson Manufacturing Co., Inc.	455,686
8,442	UFP Industries, Inc.	640,241

		2,041,519

Capital Markets (0.7%):
10,114	Bank of New York Mellon Corp. (The)	478,291
2,918	Charles Schwab Corp. (The)	190,195
12,621	Federated Hermes, Inc., Class B	395,037
1,050	Goldman Sachs Group, Inc.	343,350
3,496	LPL Financial Holdings, Inc.	496,992
24,670	Morgan Stanley	1,915,872
505	Raymond James Financial, Inc.	61,893
2,037	Stifel Financial Corp.	130,490
307	T. Rowe Price Group, Inc.	52,681

		4,064,801

Chemicals (0.2%):
7,748	CF Industries Holdings, Inc.	351,604
4,717	DuPont de Nemours, Inc.	364,530
666	NewMarket Corp.	253,187

		969,321

Commercial Services & Supplies (0.2%):
15,213	Herman Miller, Inc.	626,015

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,954	Republic Services, Inc., Class A	$293,480

		919,495

Communications Equipment (0.4%):
38,553	Cisco Systems, Inc.	1,993,576

Construction & Engineering (0.2%):
10,219	EMCOR Group, Inc.	1,146,163

Construction Materials (0.1%):
2,309	Vulcan Materials Co.	389,644

Consumer Finance (0.5%):
9,468	Capital One Financial Corp.	1,204,614
11,470	OneMain Holdings, Inc.	616,168
12,794	SLM Corp.	229,908
16,957	Synchrony Financial	689,472

		2,740,162

Diversified Consumer Services (0.0%†):
53	Graham Holdings Co., Class B	29,809

Diversified Financial Services (0.9%):
16,860	Berkshire Hathaway, Inc., Class B*	4,307,224
14,360	Jefferies Financial Group, Inc.	432,236

		4,739,460

Diversified Telecommunication Services (0.5%):
32,131	AT&T, Inc.	972,605
31,513	Verizon Communications, Inc.	1,832,481

		2,805,086

Electric Utilities (0.6%):
9,428	Hawaiian Electric Industries, Inc.	418,886
2,494	IDACORP, Inc.	249,325
27,948	NextEra Energy, Inc.	2,113,149
13,045	Portland General Electric Co.	619,246

		3,400,606

Electrical Equipment (0.4%):
2,717	AMETEK, Inc.	347,043
3,886	Eaton Corp. plc	537,356
15,483	Emerson Electric Co.	1,396,876

		2,281,275

Electronic Equipment, Instruments & Components (0.1%):
5,632	National Instruments Corp.	243,218
2,362	SYNNEX Corp.	271,252

		514,470

Energy Equipment & Services (0.3%):
13,277	Halliburton Co.	284,924
51,923	Schlumberger, Ltd.	1,411,786
12,637	TechnipFMC plc	97,558

		1,794,268

Entertainment (0.8%):
1,607	Activision Blizzard, Inc.	149,451
7,717	Electronic Arts, Inc.	1,044,650
4,649	Netflix, Inc.*	2,425,197
6,030	Walt Disney Co. (The)*	1,112,656

		4,731,954

Equity Real Estate Investment Trusts (0.8%):
5,703	American Tower Corp.	1,363,359
1,103	Corporate Office Properties Trust	29,042
5,464	Crown Castle International Corp.	940,518
4,456	First Industrial Realty Trust, Inc.	204,040
10,518	Healthcare Realty Trust, Inc.	318,906
1,211	PotlatchDeltic Corp.	64,086
303	PS Business Parks, Inc.	46,838
5,635	Public Storage, Inc.	1,390,493
10,253	Weyerhaeuser Co.	365,007

		4,722,289

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing (0.4%):
975	Costco Wholesale Corp.	$343,668
2,216	Sprouts Farmers Market, Inc.*	58,990
13,887	Walmart, Inc.	1,886,271

		2,288,929

Food Products (0.5%):
20,524	Mondelez International, Inc., Class A	1,201,270
17,931	Tyson Foods, Inc., Class A	1,332,273

		2,533,543

Health Care Equipment & Supplies (1.4%):
16,567	Abbott Laboratories	1,985,389
3,286	Baxter International, Inc.	277,141
2,167	Becton Dickinson & Co.	526,906
2,919	Boston Scientific Corp.*	112,820
8,666	Danaher Corp.	1,950,543
3,996	Hill-Rom Holdings, Inc.	441,478
10,464	Hologic, Inc.*	778,312
11,957	Medtronic plc	1,412,481
1,245	Quidel Corp.*	159,273

		7,644,343

Health Care Providers & Services (1.2%):
5,095	Anthem, Inc.	1,828,850
4,698	Cardinal Health, Inc.	285,403
1,432	Centene Corp.*	91,519
830	Cigna Corp.	200,644
16,675	CVS Health Corp.	1,254,460
1,292	McKesson Corp.	251,992
446	Quest Diagnostics, Inc.	57,240
6,161	Select Medical Holdings Corp.*	210,090
6,867	UnitedHealth Group, Inc.	2,555,005

		6,735,203

Health Care Technology (0.1%):
2,247	Veeva Systems, Inc., Class A*	587,006

Hotels, Restaurants & Leisure (1.1%):
36,078	Carnival Corp., Class A*	957,510
8,925	Hilton Worldwide Holdings, Inc.*	1,079,211
5,702	McDonald’s Corp.	1,278,046
6,659	Royal Caribbean Cruises, Ltd.*	570,077
11,828	Scientific Games Corp., Class A*	455,615
4,811	Starbucks Corp.	525,698
17,900	Travel + Leisure Co.	1,094,764

		5,960,921

Household Durables (0.7%):
16,288	D.R. Horton, Inc.	1,451,586
1,043	Lennar Corp., Class A	105,583
9,091	Meritage Homes Corp.*	835,645
11	NVR, Inc.*	51,820
25,318	PulteGroup, Inc.	1,327,676

		3,772,310

Household Products (0.6%):
2,948	Colgate-Palmolive Co.	232,391
23,954	Procter & Gamble Co. (The)	3,244,090

		3,476,481

Independent Power and Renewable Electricity Producers (0.1%):
10,817	NRG Energy, Inc.	408,125

Industrial Conglomerates (0.2%):
61,308	General Electric Co.	804,974
622	Honeywell International, Inc.	135,018

		939,992

Insurance (0.6%):
3,357	Allstate Corp. (The)	385,719
11,414	Fidelity National Financial, Inc.	464,093
20,562	First American Financial Corp.	1,164,837

Shares		Value
Common Stocks, continued
Insurance, continued
387	Primerica, Inc.	$57,207
15,502	Progressive Corp. (The)	1,482,146

		3,554,002

Interactive Media & Services (2.5%):
2,035	Alphabet, Inc., Class A*	4,197,228
2,151	Alphabet, Inc., Class C*	4,449,623
18,812	Facebook, Inc., Class A*	5,540,699

		14,187,550

Internet & Direct Marketing Retail (1.9%):
3,028	Amazon.com, Inc.*	9,368,874
15,447	eBay, Inc.	945,975
285	Etsy, Inc.*	57,476

		10,372,325

IT Services (1.8%):
591	Accenture plc, Class C	163,264
262	Alliance Data Systems Corp.	29,368
14,697	Amdocs, Ltd.	1,030,994
7,284	Automatic Data Processing, Inc.	1,372,815
3,276	Black Knight, Inc.*	242,391
2,911	CACI International, Inc., Class A*	718,027
47	Concentrix Corp.*	7,037
7,818	Global Payments, Inc.	1,575,952
2,095	GoDaddy, Inc., Class A*	162,614
3,779	MasterCard, Inc., Class A	1,345,513
400	MAXIMUS, Inc.	35,616
8,862	PayPal Holdings, Inc.*	2,152,048
131	Square, Inc., Class A*	29,744
5,938	Visa, Inc., Class A	1,257,253

		10,122,636

Leisure Products (0.1%):
4,914	Polaris, Inc.	656,019

Life Sciences Tools & Services (0.4%):
602	Illumina, Inc.*	231,204
4,844	Thermo Fisher Scientific, Inc.	2,210,705

		2,441,909

Machinery (0.9%):
8,750	AGCO Corp.	1,256,937
10,627	Allison Transmission Holdings, Inc.	433,900
7,380	Caterpillar, Inc.	1,711,201
4,563	Deere & Co.	1,707,201
169	Illinois Tool Works, Inc.	37,437

		5,146,676

Media (0.2%):
20,075	Comcast Corp., Class A	1,086,258

Metals & Mining (0.4%):
8,529	Freeport-McMoRan, Inc.*	280,860
9,076	Newmont Corp.	547,011
7,174	Reliance Steel & Aluminum Co.	1,092,528
835	Royal Gold, Inc.	89,863

		2,010,262

Multiline Retail (0.3%):
1,227	Dollar Tree, Inc.*	140,443
7,844	Target Corp.	1,553,661

		1,694,104

Multi-Utilities (0.1%):
5,413	MDU Resources Group, Inc.	171,105
7,962	Public Service Enterprise Group, Inc.	479,392

		650,497

Oil, Gas & Consumable Fuels (1.4%):
178	California Resources Corp.*	4,283
188	California Resources Corp.*	4,523
19,531	Chevron Corp.	2,046,653
5,477	Cimarex Energy Co.	325,279

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
15,063	ConocoPhillips	$797,887
11,026	Denbury, Inc.*	528,035
2,549	Devon Energy Corp.	55,696
21,024	EOG Resources, Inc.	1,524,871
21,401	Exxon Mobil Corp.	1,194,818
23,510	Kinder Morgan, Inc.	391,441
6,330	Pioneer Natural Resources Co.	1,005,331
4,011	Sanchez Energy Corp.*	63,979

		7,942,796

Personal Products (0.2%):
100,476	Coty, Inc., Class A*	905,289

Pharmaceuticals (1.5%):
27,119	Bristol-Myers Squibb Co.	1,712,022
3,794	Eli Lilly & Co.	708,795
18,576	Johnson & Johnson	3,052,966
29,239	Merck & Co., Inc.	2,254,035
16,915	Pfizer, Inc.	612,830
1,327	Zoetis, Inc.	208,976

		8,549,624

Professional Services (0.0%†):
33	IHS Markit, Ltd.	3,194

Road & Rail (0.5%):
13,721	CSX Corp.	1,322,979
9,029	Schneider National, Inc., Class B	225,454
5,492	Union Pacific Corp.	1,210,492
5,862	Werner Enterprises, Inc.	276,510

		3,035,435

Semiconductors & Semiconductor Equipment (2.3%):
12,792	Applied Materials, Inc.	1,709,011
2,025	Broadcom, Inc.	938,912
1,428	Cirrus Logic, Inc.*	121,080
45,143	Intel Corp.	2,889,152
5,473	NVIDIA Corp.	2,922,199
704	NXP Semiconductors NV	141,743
14,600	Qualcomm, Inc.	1,935,814
982	Semtech Corp.*	67,758
1,419	Synaptics, Inc.*	192,161
10,602	Texas Instruments, Inc.	2,003,672

		12,921,502

Software (3.7%):
5,571	Adobe, Inc.*	2,648,286
10,787	Box, Inc.*	247,669
1,584	DocuSign, Inc.*	320,681
15,688	Dropbox, Inc., Class A*	418,242
251	Intuit, Inc.	96,148
54,806	Microsoft Corp.	12,921,610
15,488	Oracle Corp.	1,086,793
3,432	salesforce.com, Inc.*	727,138
515	ServiceNow, Inc.*	257,557
3,015	Synopsys, Inc.*	747,057
3,660	Workday, Inc., Class A*	909,254

		20,380,435

Specialty Retail (0.9%):
1,465	AutoNation, Inc.*	136,567
6,875	Home Depot, Inc. (The)	2,098,594
1,383	L Brands, Inc.*	85,552
11,223	Lowe’s Cos., Inc.	2,134,390
710	O’Reilly Automotive, Inc.*	360,148

		4,815,251

Technology Hardware, Storage & Peripherals (2.6%):
113,050	Apple, Inc.	13,809,058

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
7,354	NetApp, Inc.	$534,415

		14,343,473

Textiles, Apparel & Luxury Goods (0.2%):
202	Carter’s, Inc.*	17,964
9,588	Nike, Inc., Class B	1,274,149

		1,292,113

Thrifts & Mortgage Finance (0.1%):
43,646	MGIC Investment Corp.	604,497

Tobacco (0.1%):
9,079	Philip Morris International, Inc.	805,670

Total Common Stocks (Cost $155,986,987)		228,928,054

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,000	PG&E Corp., 5.50%, 8/16/23	114,100

Total Preferred Stock (Cost $117,395)		114,100

Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
63	California Resources Corp., 10/27/24	287
1,676	Occidental Petroleum Corp., 8/3/27	19,961

Total Warrants (Cost $–)		20,248

Contracts, Shares, Notional Amount or Principal Amount		Value
Asset Backed Securities (1.3%):
$274,451	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(a)	275,614
235,797	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(a)	235,384
192,990	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	191,475
974,048	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	975,918
144,363	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	137,999
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(a)	230,398
573,917	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	577,250
119,792	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	119,926
226,534	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(a)	230,023
290,517	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	291,102
271,937	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	271,360
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	209,020
381,000	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(a)	379,486

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Asset Backed Securities, continued
$213,400	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	$216,822
356,960	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	374,989
218,329	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	220,906
232,343	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	232,067
217,250	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(a)	208,265
245,086	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	244,482
257,494	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(a)	255,459
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(a)	211,215
257,488	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	260,603
356,092	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	356,758
361,320	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(a)	357,737

Total Asset Backed Securities (Cost $7,095,165)		7,064,258

Collateralized Mortgage Obligations (4.3%):
250,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.60%(US0003M+138bps), 10/15/31, Callable 10/15/21 @ 100(a)	250,450
310,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.44%(US0003M+121bps), 1/17/32, Callable 1/17/22 @ 100(a)	310,071
387,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A(US0003M+99bps), 4/20/34(a)	386,711
324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.54%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	324,181
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.55%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(a)	250,386

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.56%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(a)	$256,238
250,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 1.94%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(a)	250,469
250,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.46%(US0003M+122bps), 1/15/33, Callable 1/15/22 @ 100(a)	250,157
273,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.67%(US0003M+107bps), 4/15/34(a)	273,279
233,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.86%(US0001M+275bps), 11/15/25(a)	233,000
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(a)	174,724
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	31,204
68,000	Barclays, Class A, Series 2016-MART, 2.20%, 9/13/31(a)	68,032
310,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.44%(US0003M+122bps), 1/20/32, Callable 1/20/22 @ 100(a)	310,122
305,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.64%(US0003M+140bps), 10/15/32, Callable 10/15/21 @ 100(a)	305,500
265,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.55%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(a)	265,878
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(b)	38,433
139,000	BFLD Trust, Class A, Series 2020-OBRK, 2.16%(US0001M+205bps), 11/15/22(a)	140,403
309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.23%(US0003M+99bps), 4/15/29, Callable 4/15/21 @ 100(a)	308,084

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$172,114	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.36%(US0001M+125bps), 10/15/36(a)	$172,114
243,592	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.56%(US0001M+145bps), 10/15/36(a)	243,592
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.73%(US0001M+263bps), 9/15/37(a)	73,930
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.91%(US0001M+180bps), 11/15/35(a)	94,476
342,346	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.91%(US0001M+180bps), 10/15/36(a)	342,110
142,711	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.71%(US0001M+160bps), 12/15/29(a)	142,555
120,755	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.23%(US0001M+112bps), 12/15/29(a)	120,667
152,690	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.11%(US0001M+100bps), 12/15/29(a)	152,690
137,315	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.19%(US0001M+108bps), 10/15/36(a)	137,363
202,000	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.11%(US0001M+100bps), 11/15/32(a)	202,368
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.11%(US0001M+100bps), 4/15/34(a)	296,866
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.71%(US0001M+160bps), 4/15/34(a)	111,869
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.41%(US0001M+130bps), 4/15/34(a)	170,932
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.01%(US0001M+190bps), 4/15/34(a)	117,522
423,142	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.91%(US0001M+80bps), 12/15/29(a)	423,299

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$186,622	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.36%(US0001M+125bps), 12/15/29(a)	$186,485
250,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.54%(US0003M+135bps), 5/29/32, Callable 8/29/21 @ 100(a)	250,285
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.56%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	250,969
235,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A(US0003M+105bps), 4/20/34(a)	235,024
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.51%(US0003M+127bps), 10/25/32, Callable 10/25/21 @ 100(a)	250,228
99,570	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.61%(US0001M+150bps), 6/15/34(a)	98,012
404,256	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.23%(US0001M+112bps), 6/15/34(a)	402,080
99,570	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.86%(US0001M+175bps), 6/15/34(a)	97,559
247,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.92%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(a)	248,145
410,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.53%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(a)	410,498
310,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.35%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(a)	310,069
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	61,881
100,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(a)	101,791
140,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.34%(US0001M+123bps), 5/15/36(a)	140,087

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.36%(US0001M+225bps), 12/15/30(a)	$838,552
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	204,797
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	99,409
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	97,917
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	85,753
290,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.55%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(a)	290,300
250,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.55%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(a)	250,715
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 1/18/22 @ 100(a)	250,097
250,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.56%(US0003M+135bps), 10/15/32, Callable 10/15/21 @ 100(a)	250,409
275,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.52%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	275,130
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.40%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(a)	250,105
300,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A, 1.89%(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(a)	300,935
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.41%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(a)	250,995
310,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.56%(US0003M+137bps), 10/15/32, Callable 1/15/22 @ 100(a)	310,701
300,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.55%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(a)	300,786

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.51%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(a)	$286,581
210,000	GB Trust, Class A, Series 2020-FLIX, 1.23%(US0001M+112bps), 8/25/37(a)	210,000
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	43,238
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	67,411
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	89,525
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.21%(US0001M+110bps), 3/15/38(a)	100,090
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.51%(US0001M+140bps), 3/15/38(a)	100,160
100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.86%(US0001M+175bps), 3/15/38(a)	100,160
285,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.81%(US0001M+70bps), 3/15/38(a)	285,172
100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.99%(US0001M+88bps), 3/15/38(a)	100,060
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 1/15/22 @ 100(a)	250,057
320,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+114bps), 4/19/34(a)	320,307
330,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.89%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(a)	330,561
324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.54%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	324,540

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$250,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.14%(US0003M+92bps), 1/22/28, Callable 4/22/21 @ 100(a)	$249,832
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.57%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(a)	251,092
250,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A(US0003M+102bps), 4/20/34(a)	249,855
280,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.09%(US0003M+99bps), 1/15/34, Callable 1/15/22 @ 100(a)	280,022
500,000	Magnetite, Ltd., Class A, Series 24, 1.57%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(a)	500,766
315,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.29%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(a)	314,213
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(a)	401,605
567,462	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.61%(US0001M+150bps), 6/15/35(a)	545,541
236,041	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.36%(US0001M+125bps), 6/15/35(a)	228,663
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	56,586
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	148,511
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(a)	52,489
324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.52%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	324,147
168,000	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.56%(US0001M+145bps), 12/15/37(a)	168,000

Contracts, Shares, Notional Amount or Principal Amount		Value
Collateralized Mortgage Obligations, continued
$259,907	RETL, Class C, Series 2019-RVP, 2.21%(US0001M+210bps), 3/15/36(a)	$258,584
295,026	Stratus CLO, Ltd., Class A, Series 2020-1A, 2.20%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(a)	295,097
250,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.49%(US0003M+132bps), 1/15/34, Callable 1/15/22 @ 100(a)	250,484
250,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.19%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(a)	250,052
250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.22%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(a)	250,090
332,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 1.59%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	332,030
285,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(a)	276,693
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(a)	19,594
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.49%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	335,123
300,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.82%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(a)	300,438
283,000	Voya CLO, Ltd., Class A, Series 2020-1A, 1.92%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(a)	283,494
390,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.50%(US0003M+130bps), 10/20/31, Callable 10/20/21 @ 100(a)	390,392
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	176,667

Total Collateralized Mortgage Obligations (Cost $24,173,139)		24,127,311

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Convertible Bonds (0.2%):
Entertainment (0.0%†):
$25,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	$27,326
Hotels, Restaurants & Leisure (0.0%†):
27,000	Vail Resorts, Inc., 0.00%, 1/1/26(a)	27,567
Internet & Direct Marketing Retail (0.0%†):
69,000	Booking Holdings, Inc., 0.75%, 5/1/25^(a)	102,012
Leisure Products (0.0%†):
36,000	Callaway Golf Co., 2.75%, 5/1/26^(a)	62,037
Oil, Gas & Consumable Fuels (0.1%):
47,255	Mesquite Energy, Inc., 15.00%, 7/15/23	149,326
27,313	Mesquite Energy, Inc., 15.00%, 7/15/23	76,476

		225,802

Professional Services (0.1%):
56,000	FTI Consulting, Inc., 2.00%, 8/15/23	81,934
72,000	KBR, Inc., 2.50%, 11/1/23	112,413

		194,347

Semiconductors & Semiconductor Equipment (0.0%†):
5,000	Micron Technology, Inc., 3.13%, 5/1/32, Callable 5/10/21 @ 200	44,490
22,000	ON Semiconductor Corp., 1.63%, 10/15/23	45,608

		90,098

Software (0.0%†):
27,000	NortonLifeLock, Inc., 2.00%, 8/15/22(a)	31,490
13,000	Nuance Communications, Inc., 1.25%, 4/1/25	29,783

		61,273

Total Convertible Bonds (Cost $614,140)		790,462

Bank Loans (0.1%):
Construction & Engineering (0.0%†):
866	Convergint Tech Term 1 Loan, 0.04%, 3/17/28	861
35,000	Convergint Tech Term 2 Loan, 0.07%, 3/18/29	35,000
4,134	Convergint Tech Term B 1 Loan, 0.04%, 3/18/28	4,111

		39,972

Diversified Financial Services (0.0%†):
96,022	Intelsat Jackson Holdings SA, 0.00%, 7/13/21	97,030
10,000	Intelsat Jackson Holdings SA, 0.00%, 1/2/24	10,194

		107,224

IT Services (0.1%):
169,564	GTT Communications Term B, 0.03%, 5/31/25	142,186
Software (0.0%†):
5,000	Ion Analytics, Inc., 0.04%, 2/4/28	4,957
54,863	Ultimate Software Group, Inc. (The), 0.04%, 5/4/26, Callable 5/9/21 @ 100	54,769

		59,726

Total Bank Loans (Cost $337,232)		349,108

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds (20.0%):
Aerospace & Defense (0.4%):
$145,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	$164,452
145,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	166,771
100,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	122,066
100,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	126,095
150,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	191,439
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	217,087
80,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(a)	80,600
115,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 204.12(a)	116,581
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,019
45,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(a)	45,900
85,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/10/21 @ 102.69(a)	86,806
15,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 5/10/21 @ 103.25	15,319
240,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	253,800
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	42,050
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	41,350
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	37,406
425,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	439,344

		2,153,085

Air Freight & Logistics (0.0%†):
135,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(a)	144,619

Automobiles (0.1%):
240,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(a)	246,307
209,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(a)	219,438

		465,745

Banks (1.4%):
640,000	Bank of America Corp., 4.20%, 8/26/24	703,553
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	448,555
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	169,090
70,000	CIT Group, Inc., 3.93% (SOFR+4 bps), 6/19/24, Callable 6/19/23 @ 100	73,675
165,000	CIT Group, Inc., 6.13%, 3/9/28	196,350

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	$762,816
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	272,017
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,221,237
456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	515,856
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,154,272
181,000	JPMorgan Chase & Co., 2.96% (SOFR+252 bps), 5/13/31, Callable 5/13/30 @ 100	183,747
205,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	213,865
645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	739,106

		7,654,139

Beverages (0.3%):
400,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 200^	431,846
150,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	168,650
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	451,648
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	382,926
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	466,980
20,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 206.26^(a)	20,325

		1,922,375

Biotechnology (0.2%):
1,050,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,074,053

Building Products (0.0%†):
205,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	214,994

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	492,989
507,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	533,856
780,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	854,991
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	179,806

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$3,431,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	$3,644,854
434,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100	469,126
125,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(a)	138,375
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	330,967
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	362,304
15,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 206.26(a)	15,488
280,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(a)	307,650

		7,330,406

Chemicals (0.2%):
110,000	CF Industries, Inc., 5.15%, 3/15/34	125,263
15,000	CF Industries, Inc., 4.95%, 6/1/43	17,100
210,000	CF Industries, Inc., 5.38%, 3/15/44	248,325
240,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	252,900
235,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(a)	246,750
10,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26, Callable 6/30/23 @ 103.75(a)	9,975
10,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27, Callable 12/31/23 @ 103.5(a)	9,575
80,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 205.62^	85,800
95,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	99,275
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(a)	25,437
90,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(a)	87,075
50,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(a)	51,750

		1,259,225

Commercial Services & Supplies (0.1%):
70,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 5/10/21 @ 102.5(a)	71,663
110,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(a)	113,575
25,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 205(a)	25,469

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$25,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 206.88(a)	$24,812
45,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 207.26^(a)	44,325
70,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(a)	68,950
60,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(a)	63,600

		412,394

Construction & Engineering (0.1%):
190,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	206,625
25,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 204.38(a)	25,375
235,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/10/21 @ 106.34(a)	236,175
70,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 204.5(a)	69,913
170,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(a)	172,975

		711,063

Consumer Finance (2.0%):
390,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	408,038
90,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	91,238
100,000	Ally Financial, Inc., 5.13%, 9/30/24	112,875
224,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	259,881
457,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	518,695
313,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	325,464
565,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	616,826
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	375,376
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,007,259
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	265,590
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,047,391
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	283,429
35,000	Ford Motor Credit Co LLC, 4.27%, 1/9/27, Callable 11/9/26 @ 100	36,260
75,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	76,763
140,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	138,192
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	321,869

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	$355,599
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,011,101
70,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	74,146
55,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	59,266
160,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	171,157
130,000	General Motors Acceptance Corp., 8.00%, 11/1/31	180,700
20,000	Navient Corp., 7.25%, 1/25/22, MTN	20,725
115,000	OneMain Finance Corp., 6.88%, 3/15/25	130,238
110,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	106,975
271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/26/21 @ 100	271,542
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	513,717
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	78,047
244,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	265,267
797,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	865,175
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	436,012
423,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	489,261

		10,914,074

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(a)	5,125
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	105,625

		110,750

Diversified Consumer Services (0.2%):
115,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 205.5(a)	113,850
90,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(a)	96,525
125,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 5/10/21 @ 103.44(a)	128,125
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 5/10/21 @ 103.44(a)	194,750
65,000	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp., 7.75%, 12/15/25, Callable 12/15/22 @ 103.88(a)	69,225
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	85,100
160,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/10/21 @ 104.13(a)	167,200

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	$74,725
330,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 207.38^(a)	355,575

		1,285,075

Diversified Financial Services (0.2%):
38,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	40,393
45,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	47,812
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 5/10/21 @ 101.72(a)	203,750
126,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	131,985
105,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(a)	106,050
15,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(a)	14,437
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	545,722
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	197,583

		1,287,732

Diversified Telecommunication Services (0.4%):
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	30,728
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	154,955
76,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	71,679
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	483,295
234,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	221,945
80,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	86,300
235,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	246,163
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,125
25,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 207.5(a)	25,156
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 5/10/21 @ 102(a)	53,900
120,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(a)	122,850
80,000	Frontier Communications Corp., 11.00%, 9/15/25, Callable 6/15/25 @ 200(c)	54,600
40,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(a)	42,300

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$45,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a)	$45,731
45,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a)	47,250
225,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 200	224,577
209,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 200	207,537

		2,130,091

Electric Utilities (0.6%):
10,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(a)	10,050
371,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(a)	396,970
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	166,075
54,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(a)	51,655
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	919,933
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,251
75,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	83,027
65,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 10/15/24 @ 104	65,650
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	146,880
17,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 200^(a)	17,956
20,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(a)	19,500
40,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 203.62^(a)	38,900
126,047	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	133,768
205,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	210,767
300,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	316,125
331,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	350,860
80,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(a)	83,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$155,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	$159,069

		3,279,436

Electrical Equipment (0.0%†):
55,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	60,775
45,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 204(a)	45,788

		106,563

Electronic Equipment, Instruments & Components (0.0%†):
55,000	TTM Technologies, Inc., 4.00%, 3/1/29, Callable 3/1/24 @ 204(a)	54,175

Entertainment (0.1%):
200,000	Netflix, Inc., 4.88%, 4/15/28	226,000
55,000	Netflix, Inc., 5.88%, 11/15/28	66,275
25,000	Netflix, Inc., 6.38%, 5/15/29	31,000
25,000	Netflix, Inc., 5.38%, 11/15/29(a)	29,563

		352,838

Equity Real Estate Investment Trusts (2.3%):
184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	217,379
164,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	169,460
1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,119,414
265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	283,117
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	65,684
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	383,772
528,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	558,394
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	272,385
203,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	217,904
46,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 200	44,366
68,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	69,152
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	131,300

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	$9,850
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	192,370
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 5/10/21 @ 203.92^	31,900
110,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(a)	107,473
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	36,519
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	71,980
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	64,856
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	444,463
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	796,450
73,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	71,233
25,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(a)	26,188
195,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	203,531
45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	49,444
135,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	139,556
114,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	122,588
101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	109,198
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,393,622
282,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	286,707
133,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	130,761
42,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	44,155

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$15,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	$15,852
297,000	SBA Tower Trust, 2.84%, 1/15/25(a)	311,648
97,000	SBA Tower Trust, 1.88%, 7/15/50(a)	97,944
74,000	SBA Tower Trust, 2.33%, 7/15/52(a)	76,688
40,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	39,525
40,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 200^	41,830
45,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	42,849
80,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	73,284
69,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	68,265
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	106,631
77,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	74,987
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 200^	732,345
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	320,092
165,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 5/10/21 @ 206^	119,625
165,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 5/10/21 @ 103.56(a)	169,331
305,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(a)	327,875
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	123,467
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	144,367
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	373,533
430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 200^	495,334
65,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	68,622
31,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	30,391
38,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	36,742
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(a)	60,900
85,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(a)	86,488
85,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(a)	87,975

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	$439,985
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	71,070

		12,502,816

Food & Staples Retailing (0.2%):
25,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 206.94(a)	25,813
155,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a)	158,875
115,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44(a)	122,762
85,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(a)	88,825
120,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	139,255
140,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	174,884
140,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	194,928
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	201,734
45,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 206.76^(a)	48,038
60,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 204.76(a)	59,850

		1,214,964

Food Products (0.2%):
110,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(a)	106,975
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	54,562
345,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	389,850
180,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	196,650
95,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	109,220
10,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	10,429
45,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 200	50,237
90,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 204.26(a)	89,775
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(a)	47,419
50,000	Post Holdings, Inc., 5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a)	53,500
105,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 204.5(a)	103,425

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$70,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	$70,000

		1,282,042

Health Care Equipment & Supplies (0.0%†):
90,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)	89,213

Health Care Providers & Services (0.8%):
90,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(a)	94,050
360,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	377,100
610,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	657,275
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	246,225
65,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(a)	67,925
65,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(a)	68,738
45,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 204.76(a)	43,875
341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	389,200
260,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	279,500
78,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	85,143
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	408,468
200,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	203,000
20,000	HCA, Inc., 4.75%, 5/1/23	21,550
240,000	HCA, Inc., 5.38%, 2/1/25	267,000
170,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	168,300
40,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	41,050
25,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 204.5(a)	25,187
106,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(a)	115,142
55,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	56,994
150,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	157,125
30,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(a)	30,600
130,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(a)	134,550
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	134,722

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$216,000	Toledo Hospital (The), 6.02%, 11/15/48	$258,851
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	15,825

		4,347,395

Hotels, Restaurants & Leisure (0.5%):
15,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(a)	15,750
75,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/26/21 @ 103.19	77,156
40,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	41,650
115,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	116,725
260,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 4/20/21 @ 102.63(a)	260,000
150,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(a)	175,500
145,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(a)	155,512
140,000	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 5/9/21 @ 100	137,900
195,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	206,213
210,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 5/10/21 @ 101.69(a)	212,100
45,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 205.76(a)	46,350
86,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	93,475
60,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13(a)	70,125
20,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 200(a)	20,350
20,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(a)	21,950
120,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(a)	139,500
74,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 5/10/21 @ 102.5(a)	74,925
130,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(a)	129,188
65,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(a)	76,212
110,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	116,188
100,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(a)	104,500
130,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(a)	141,700

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$90,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 204.62	$91,800

		2,524,769

Household Durables (0.0%†):
15,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(a)	15,450
10,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	12,250
15,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 206(a)	14,962
130,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(a)	146,250

		188,912

Independent Power and Renewable Electricity Producers (0.2%):
357,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(a)	378,050
312,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(a)	332,560
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(a)	31,050
110,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	116,600
90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	95,850
35,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(a)	35,525
40,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	35,200
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,550
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	16,125

		1,061,510

Industrial Conglomerates (0.1%):
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	82,600
205,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	215,250
285,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	294,263

		592,113

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Insurance (1.3%):
$600,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	$625,027
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	882,977
600,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	635,912
275,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	293,562
40,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(a)	40,550
397,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(a)	408,910
100,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/10/21 @ 103.5(a)	103,625
1,415,000	Metropolitan Life Global Funding I, 0.51% (SOFR+50 bps), 5/28/21(a)	1,415,644
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	511,454
289,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	322,635
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	244,686
1,042,000	Unum Group, 5.75%, 8/15/42	1,210,373
250,000	USI, Inc., 6.88%, 5/1/25, Callable 5/10/21 @ 101.72(a)	254,375

		6,949,730

Interactive Media & Services (0.0%†):
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(a)	25,094
135,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 203.5(a)	129,262
60,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 205.38^(a)	60,600

		214,956

IT Services (0.1%):
25,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(a)	24,812
10,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(a)	10,300
120,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(a)	117,150
155,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	163,913
140,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(a)	154,000
65,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(a)	66,625
45,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(a)	44,437

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
IT Services, continued
$90,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29, Callable 3/1/24 @ 203.5(a)	$88,650
35,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 203.62	35,394
35,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 203.88^	35,656

		740,937

Leisure Products (0.1%):
89,000	Hasbro, Inc., 2.60%, 11/19/22	91,919
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	214,813
9,000	Mattel, Inc., 6.75%, 12/31/25, Callable 4/20/21 @ 105.06(a)	9,461
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(a)	5,469
8,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	8,740

		330,402

Life Sciences Tools & Services (0.1%):
130,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(a)	135,525
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(a)	15,506
30,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 203.76(a)	30,000
90,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	94,275

		275,306

Machinery (0.0%†):
55,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(a)	55,413

Media (1.3%):
20,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 215.76(a)	21,100
25,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(a)	25,437
20,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(a)	19,750
15,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(a)	15,169
305,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 5/10/21 @ 102.88(a)	314,531
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/10/21 @ 102.94(a)	413,000
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	66,138
100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(a)	101,000

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Media, continued
$105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	$115,631
290,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a)	304,500
85,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a)	84,150
146,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	156,027
392,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	431,205
215,000	DISH DBS Corp., 7.75%, 7/1/26^	235,963
101,000	DISH Network Corp., 2.38%, 3/15/24	96,750
290,000	DISH Network Corp., 3.38%, 8/15/26	279,705
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	70,536
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	107,420
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	114,722
40,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a)	39,650
110,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(a)	110,688
135,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(a)	142,425
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	66,787
90,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	92,700
70,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(a)	73,150
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(a)	32,325
25,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)	24,937
90,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)	95,400
60,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(a)	64,500
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	626,550
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	306,844
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	387,926
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,007,733
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	81,284
35,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(a)	37,275

		7,162,908

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Metals & Mining (0.1%):
$45,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 204.12(a)	$45,225
20,000	Allegheny Technologies, Inc., 7.88%, 8/15/23, Callable 5/15/23 @ 100	21,600
176,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 205.88^	182,600
125,000	Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29, Callable 9/15/23 @ 103.31(a)	134,375
45,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 204.62(a)	44,550
45,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 204.88(a)	43,650
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	27,371
70,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	83,650
45,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(a)	47,745
125,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(a)	127,500

		758,266

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	46,800

Multi-Utilities (0.1%):
140,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	151,519
339,000	Sempra Energy, 6.00%, 10/15/39	448,679

		600,198

Oil, Gas & Consumable Fuels (2.9%):
110,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 5/10/21 @ 205^	109,725
85,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	87,337
105,000	Apache Corp., 4.88%, 11/15/27, Callable 5/15/27 @ 100	107,231
45,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	43,819
10,000	Apache Corp., 7.38%, 8/15/47	10,802
70,000	California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 207.14(a)	71,225
45,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 204(a)	45,844
135,000	Chesapeake Energy Corp., 5.50%, 2/1/26, Callable 2/5/23 @ 205.5(a)	140,231
40,000	Chesapeake Energy Corp., 5.88%, 2/1/29, Callable 2/5/24 @ 205.88(a)	42,450

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(a)	$281,785
135,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 206.38(a)	135,675
20,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(a)	20,700
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	147,862
47,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 5/10/21 @ 105.63(a)	48,880
49,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	53,165
55,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 206.76(a)	56,375
125,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(a)	140,625
157,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/10/21 @ 205.76^	157,785
148,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(a)	145,410
205,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 206(a)	201,925
155,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 205.26^(a)	150,737
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 205.76^(a)	19,400
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	134,687
105,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	113,663
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	623,000
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	131,086
20,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(a)	21,275
70,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 5/10/21 @ 104.13(a)	72,188
75,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	79,219

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$106,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	$120,575
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,860
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	70,769
229,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	255,335
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	112,270
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	85,958
243,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	251,505
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	71,774
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	145,440
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	95,139
90,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(a)	86,963
50,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a)	54,250
45,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 200(a)	43,650
75,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	76,312
30,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	32,100
40,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	43,500
71,000	Hess Corp., 7.30%, 8/15/31	90,348
50,000	Hess Corp., 7.13%, 3/15/33	64,000
69,000	Hess Corp., 5.60%, 2/15/41	79,523
166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	196,295
105,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/10/21 @ 104.22(a)	107,887
165,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(a)	167,062
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	101,364
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	54,541

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	$555,607
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	148,053
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	126,039
115,000	MPLX LP, 1.29% (US0003M+110 bps), 9/9/22, Callable 5/10/21 @ 100	114,713
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	121,475
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	177,682
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	71,899
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	222,310
100,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	98,000
225,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 207.5(a)	230,625
264,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	260,700
536,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	568,160
55,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	52,869
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	28,725
176,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	165,220
65,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	81,738
954,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,109,025
16,000	Occidental Petroleum Corp., 7.88%, 9/15/31	18,660
222,000	Occidental Petroleum Corp., 6.45%, 9/15/36	245,310
44,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	37,070
25,000	Occidental Petroleum Corp., 6.20%, 3/15/40	25,469
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	435,625
75,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	63,375
110,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	88,000
55,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	44,069
79,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	65,570
155,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(a)	158,100

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$80,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 206	$58,800
20,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/15/21 @ 104.31	20,725
20,000	Phillips 66, 3.70%, 4/6/23	21,193
26,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	28,381
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	76,586
62,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	62,017
70,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 200^	69,125
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	103,500
335,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 200	375,736
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/19/21 @ 101.81(c)(d)	—
10,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/10/21 @ 102.81	9,250
50,000	SM Energy Co., 6.75%, 9/15/26, Callable 9/15/21 @ 103.38	46,000
80,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 5/10/21 @ 211.26^	84,400
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	665,246
110,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25(a)	109,450
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,238
62,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	65,100
90,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(a)	88,650
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 5/10/21 @ 104.41	130,312
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	135,037
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	26,156

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$115,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44(a)	$116,150
45,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 204(a)	42,412
43,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	45,162
71,000	Valero Energy Corp., 2.70%, 4/15/23	73,641
41,000	Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	42,748
100,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	104,000
60,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	61,200
157,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	164,457
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	1,030,000
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	68,640
80,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	82,600
135,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	146,137
354,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	374,876
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	176,548
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	309,958
40,000	WPX Energy, Inc., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	42,650

		16,231,695

Paper & Forest Products (0.0%†):
45,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 205.12(a)	46,519
Pharmaceuticals (0.2%):
60,000	Bausch Health Americas, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	66,450
100,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(a)	100,375
115,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 203.12(a)	110,688
57,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	57,671
180,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	193,691

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Pharmaceuticals, continued
$76,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	$86,260
126,000	Upjohn, Inc., 1.13%, 6/22/22(a)	126,736
40,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(a)	40,129
206,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(a)	203,093
90,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(a)	91,838

		1,076,931

Professional Services (0.1%):
40,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(a)	41,200
36,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 4/10/21 @ 100(a)	36,000
85,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(a)	89,144
85,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(a)	91,800
70,000	TriNet Group, Inc., 3.50%, 3/1/29, Callable 3/1/24 @ 203.5(a)	67,812

		325,956

Real Estate Management & Development (0.1%):
210,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 200	204,258
45,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 205.76(a)	44,381
185,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(a)	193,556

		442,195

Semiconductors & Semiconductor Equipment (0.4%):
65,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 200^(a)	62,851
636,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 200(a)	599,673
564,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 200(a)	523,548
448,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 200(a)	425,511
210,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 200(a)	199,926
80,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(a)	82,600
50,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(a)	51,500

		1,945,609

Software (0.3%):
35,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(a)	37,537
140,000	CDK Global, Inc., 5.88%, 6/15/26	144,900
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	21,200

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Software, continued
$135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	$149,344
253,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 200	254,581
400,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 200	403,775
490,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 200	496,467

		1,507,804

Specialty Retail (0.2%):
32,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	36,670
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	53,382
229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	252,703
110,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(a)	113,501
55,000	L Brands, Inc., 7.50%, 6/15/29, Callable 6/15/24 @ 103.75	62,562
145,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(a)	164,394
165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	190,062
51,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	57,338
20,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 208.76^(a)	20,600
15,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 206.38(a)	15,825

		967,037

Technology Hardware, Storage & Peripherals (0.1%):
200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	218,555
55,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(a)	64,077
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	97,902
101,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(a)	121,380
87,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(a)	107,845

		609,759

Textiles, Apparel & Luxury Goods (0.0%†):
45,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 203.5(a)	43,425
Tobacco (0.2%):
294,000	Altria Group, Inc., 4.25%, 8/9/42	297,875
191,000	Altria Group, Inc., 4.50%, 5/2/43	199,525
175,000	Altria Group, Inc., 5.38%, 1/31/44	203,852
72,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	89,386

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Tobacco, continued
$232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	$257,295
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	142,144
45,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 205.62(a)	46,631

		1,236,708

Trading Companies & Distributors (0.1%):
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	319,207
265,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	279,810
30,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 206(a)	29,550

		628,567

Wireless Telecommunication Services (0.4%):
200,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 205.12(a)	203,250
295,000	Sprint Capital Corp., 8.75%, 3/15/32	436,231
325,000	Sprint Communications, Inc., 6.88%, 11/15/28	409,500
90,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 202.62	91,350
260,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	284,026
40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	42,200
45,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 203.38	45,338
605,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	656,772
56,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	61,832
110,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(a)	121,953

		2,352,452

Total Corporate Bonds (Cost $105,079,879)		111,216,139

Yankee Dollars (6.7%):
Aerospace & Defense (0.1%):
180,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/10/21 @ 100(a)	179,550
210,000	Bombardier, Inc., 6.13%, 1/15/23(a)	217,350
10,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 5/10/21 @ 105.63(a)	9,988
40,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 5/10/21 @ 102.5(a)	39,300

		446,188

Banks (1.5%):
585,000	Barclays plc, 4.38%, 1/12/26	649,377
343,000	Barclays plc, 2.85% (US0003M+245 bps), 5/7/26, Callable 5/7/25 @ 100	357,137
377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	425,446

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Banks, continued
$200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	$206,579
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	586,609
205,000	HSBC Holdings plc, 4.25%, 3/14/24	222,748
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	217,500
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	733,900
362,000	NatWest Markets plc, 2.38%, 5/21/23(a)	375,519
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,761,864
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	604,096
125,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	141,193
363,000	Societe Generale SA, 1.49% (H15T1Y+110 bps), 12/14/26, Callable 12/14/25 @ 100(a)	355,838
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	364,608
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	198,439

		8,200,853

Capital Markets (1.0%):
509,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(a)	527,325
414,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(a)	447,032
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	698,949
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	833,694
470,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	505,297
487,000	Deutsche Bank AG, 5.00%, 2/14/22	504,142
860,000	Deutsche Bank AG, 3.30%, 11/16/22	894,400
979,000	Deutsche Bank AG, 4.50%, 4/1/25	1,042,221

		5,453,060

Chemicals (0.1%):
15,000	Consolidated Energy Finance SA, 3.93% (US0003M+375 bps), 6/15/22, Callable 4/20/21 @ 100(a)	14,869
25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 5/10/21 @ 105.16(a)	25,438
165,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 209.76^(a)	165,413
130,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	132,925
60,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	61,875
65,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	64,257

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Chemicals, continued
$170,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 5/10/21 @ 102.88(a)	$174,037

		638,814

Containers & Packaging (0.0%†):
15,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(a)	15,487
190,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	199,500
60,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(a)	65,100

		280,087

Diversified Consumer Services (0.0%†):
250,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	257,812

Diversified Financial Services (0.5%):
220,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	228,525
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(a)	196,750
260,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	273,975
411,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	437,715
110,000	Dolya Holdco 18 DAC, 5.00%, 7/15/28, Callable 7/15/23 @ 102.5(a)	112,062
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,466,788
200,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a)	194,250

		2,910,065

Diversified Telecommunication Services (0.2%):
320,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	332,800
295,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	322,656
180,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(a)	177,075
120,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(a)	121,200
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(a)	26,219
55,000	Telecom Italia SpA, 6.00%, 9/30/34	62,081

		1,042,031

Energy Equipment & Services (0.0%†):
105,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	96,600

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Hotels, Restaurants & Leisure (0.1%):
$35,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(a)	$37,185
215,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(a)	207,475
45,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(a)	47,700
40,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a)	42,300
80,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	83,000

		417,660

Insurance (0.1%):
314,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(a)	334,055
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	226,000

		560,055

Marine (0.0%†):
80,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.25%, 8/15/22, Callable 5/10/21 @ 100(a)	75,400

Media (0.0%†):
150,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	155,438
45,000	Ziggo BV, 4.88%, 1/15/30, Callable 10/15/24 @ 204.88(a)	45,900
85,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(a)	86,487

		287,825

Metals & Mining (0.1%):
265,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 5/10/21 @ 105.16(a)	274,275
35,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(a)	37,494
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(a)	5,325
25,000	Hudbay Minerals, Inc., 4.50%, 4/1/26, Callable 4/1/23 @ 204.5(a)	25,844
70,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 218^(a)	69,912

		412,850

Multi-Utilities (0.1%):
473,000	InterGen NV, 7.00%, 6/30/23, Callable 5/10/21 @ 101.17(a)	458,219

Oil, Gas & Consumable Fuels (1.3%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	33,845

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$402,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	$435,165
85,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	87,444
130,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 208.5^(a)	137,963
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	155,465
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	150,280
165,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/10/21 @ 101.15(a)	165,413
190,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(a)	198,075
108,000	Petrobras Global Finance BV, 5.09%, 1/15/30	111,510
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	2,052,985
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,213,017
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,912,593
336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	289,277
45,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 206.88(a)	45,281

		6,988,313

Pharmaceuticals (0.2%):
75,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/10/21 @ 102.75(a)	76,969
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	460,495
84,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	83,790
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	126,523
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 5/10/21 @ 102.04(a)	199,875

		947,652

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(a)	60,300

Sovereign Bond (0.9%):
300,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(a)	320,689
300,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(a)	323,074
37,622	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/10/21 @ 100	13,497
342,505	Argentine Republic Government International Bond, 0.13%, 7/9/30, Callable 5/10/21 @ 100	114,311

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$627,494	Argentine Republic Government International Bond, 0.13%, 7/9/35, Callable 5/10/21 @ 100	$185,111
240,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	239,859
300,000	Corp. Andina de Fomento, 2.38%, 5/12/23	310,238
900,000	Dominican Republic, 5.50%, 1/27/25(a)	987,750
150,000	Dominican Republic, 6.00%, 7/19/28(a)	168,750
375,000	Indonesia Government International Bond, 3.85%, 10/15/30	411,576
375,000	Indonesia Government International Bond, 4.20%, 10/15/50	410,647
200,000	Qatar Government International Bond, 3.40%, 4/16/25(a)	217,020
350,000	Qatar Government International Bond, 3.75%, 4/16/30(a)	390,389
350,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	403,338
200,000	Saudi Government International Bond, 2.90%, 10/22/25(a)	211,636
200,000	Saudi Government International Bond, 3.25%, 10/22/30(a)	210,135
200,000	Saudi Government International Bond, 4.50%, 4/22/60^(a)	223,132

		5,141,152

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	216,169
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	223,752

		439,921

Tobacco (0.1%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	477,527

Trading Companies & Distributors (0.1%):
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	347,913
151,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	175,751
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	177,034

		700,698

Wireless Telecommunication Services (0.2%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	357,225
450,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	500,062

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$75,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(a)	$77,625

		934,912

Total Yankee Dollars (Cost $35,929,268)		37,227,994

Municipal Bonds (0.8%):
California (0.0%†):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,372
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	227,126

		242,498

New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	433,489

Illinois (0.7%):
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	91,599
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,640,831

		3,732,430

Total Municipal Bonds (Cost $3,831,971)		4,408,417

U.S. Government Agency Mortgages (6.3%):
Federal Home Loan Mortgage Corporation (1.7%)
36,118	2.50%, 6/1/31, Pool #G18604	37,761
40,096	2.50%, 6/1/31, Pool #J34501	42,031
57,129	2.50%, 7/1/31, Pool #V61246	59,786
99,490	2.50%, 8/1/31, Pool #V61273	104,083
266,824	3.50%, 3/1/32, Pool #C91403	286,376
763,686	3.50%, 7/1/32, Pool #C91467	819,722
222,577	2.50%, 12/1/32, Pool #G18669	232,604
56,578	2.50%, 3/1/33, Pool #G18680	59,003
29,733	3.00%, 4/1/33, Pool #K90336	31,766
230,816	3.00%, 4/1/33, Pool #G18684	244,163
71,994	3.00%, 5/1/33, Pool #G16550	76,266
38,391	3.00%, 6/1/33, Pool #K90684	41,012
76,086	3.00%, 6/1/33, Pool #K90632	81,308
56,196	3.00%, 6/1/33, Pool #K90806	60,049
32,737	3.00%, 6/1/33, Pool #C91709	34,984
168,838	2.50%, 7/1/33, Pool #G16661	176,393
148,407	3.00%, 7/1/33, Pool #C91714	158,582
193,446	3.50%, 11/1/33, Pool #G16677	210,098
142,085	3.50%, 2/1/34, Pool #G16752	152,427
50,931	3.00%, 4/1/34, Pool #G16829	54,349
236,354	3.50%, 10/1/34, Pool #C91793	253,984
628,037	4.00%, 5/1/37, Pool #C91938	687,636
241,190	5.00%, 2/1/38, Pool #G60365	275,378
289,836	4.00%, 11/1/40, Pool #A95150	313,929
343,115	3.50%, 1/1/44, Pool #G60271	375,484
685,254	3.50%, 1/1/44, Pool #G07922	751,599
101,876	4.00%, 2/1/45, Pool #G07949	111,957
87,569	3.50%, 11/1/45, Pool #Q37467	94,793
26,355	4.00%, 4/1/46, Pool #V82292	29,045
10,012	4.00%, 4/1/46, Pool #Q39975	11,041
186,053	3.50%, 9/1/46, Pool #Q43257	201,702
273,674	3.00%, 12/1/46, Pool #G60989	292,195
13,046	4.50%, 12/1/46, Pool #Q45028	14,627

Contracts, Shares, Notional Amount or Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$10,956	4.50%, 1/1/47, Pool #Q45635	$12,283
19,735	4.50%, 2/1/47, Pool #Q46222	22,033
20,884	4.50%, 5/1/47, Pool #Q47942	23,397
44,371	4.50%, 5/1/47, Pool #Q47935	49,525
50,498	4.50%, 5/1/47, Pool #Q48095	56,362
63,183	4.50%, 6/1/47, Pool #Q48759	70,772
420,124	4.00%, 6/1/47, Pool #Q48877	462,230
43,374	4.50%, 7/1/47, Pool #Q49393	48,423
130,692	4.50%, 12/1/47, Pool #Q53017	145,714
9,812	4.50%, 1/1/48, Pool #Q53730	10,927
43,038	4.00%, 2/1/48, Pool #G61343	46,945
12,321	4.00%, 2/1/48, Pool #Q54499	13,489
94,817	4.50%, 4/1/48, Pool #Q55724	105,875
78,510	4.50%, 4/1/48, Pool #Q55660	87,697
64,123	4.50%, 4/1/48, Pool #Q55500	71,902
112,021	4.50%, 5/1/48, Pool #Q55839	125,574
201,960	4.00%, 5/1/48, Pool #Q55992	220,490
267,457	4.00%, 6/1/48, Pool #G67713	294,344
81,326	4.00%, 7/1/48, Pool #Q59935	89,606
44,937	4.50%, 10/1/48, Pool #G67716	50,185
460,969	3.50%, 5/1/49, Pool #Q63646	496,936
9,579	3.00%, 10/1/49, Pool #QA3907	10,128
15,576	3.00%, 11/1/49, Pool #QA4483	16,471
14,727	3.00%, 12/1/49, Pool #QA5521	15,463
39,419	3.00%, 12/1/49, Pool #QA5154	41,679
579,968	2.50%, 11/1/50, Pool #SD7530	599,276

		9,563,859

Federal National Mortgage Association (2.8%)
52,987	2.50%, 5/1/31, Pool #BC0919	55,639
74,455	2.50%, 8/1/31, Pool #BC2778	78,181
49,977	2.50%, 10/1/31, Pool #AS8010	52,483
386,302	2.50%, 1/1/32, Pool #BE3032	403,703
220,598	3.00%, 9/1/32, Pool #BM5110	234,772
66,003	2.50%, 9/1/32, Pool #MA3124	68,957
30,238	3.00%, 3/1/33, Pool #BM4614	32,490
28,327	3.00%, 5/1/33, Pool #AT3000	30,122
28,715	3.00%, 6/1/33, Pool #AT6090	30,523
141,785	3.00%, 7/1/33, Pool #MA1490	150,699
498,804	3.50%, 9/1/34, Pool #FM1577	537,979
255,489	3.50%, 9/1/34, Pool #FM1578	276,466
173,227	3.50%, 10/1/34, Pool #FM1579	186,268
490,815	6.00%, 5/1/36, Pool #745512	569,786
20,045	3.50%, 12/1/40, Pool #AH1556	21,616
53,211	4.00%, 10/1/43, Pool #BM1167	58,888
396,896	4.50%, 3/1/44, Pool #AV0957	435,889
255,404	4.50%, 7/1/44, Pool #AS3062	281,201
58,480	4.50%, 10/1/44, Pool #AV8856	64,389
268,793	4.50%, 12/1/44, Pool #AS4176	300,583
127,683	4.00%, 5/1/45, Pool #AZ1207	140,195
112,206	4.00%, 6/1/45, Pool #AY8126	123,191
278,266	4.00%, 6/1/45, Pool #AY8096	305,237
403,349	3.50%, 7/1/45, Pool #AZ0814	432,991
268,152	3.50%, 8/1/45, Pool #AY8424	287,859
388,746	4.50%, 12/1/45, Pool #BA6997	429,211
44,039	4.00%, 12/1/45, Pool #AS6352	48,492
14,713	4.50%, 1/1/46, Pool #AY3890	16,323
144,661	4.00%, 2/1/46, Pool #BC1578	157,612
4,923	4.50%, 3/1/46, Pool #BC0287	5,493
371,211	4.00%, 4/1/46, Pool #AL8468	409,105
38,820	4.00%, 4/1/46, Pool #AS7024	42,572
288,937	4.00%, 6/1/46, Pool #AL9282	314,804

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$54,059	4.50%, 6/1/46, Pool #BD1238	$60,275
143,053	4.00%, 7/1/46, Pool #BC1443	158,154
159,761	4.00%, 9/1/46, Pool #BC2843	176,673
33,059	4.00%, 9/1/46, Pool #BD1489	36,019
129,424	4.00%, 10/1/46, Pool #BC4754	142,695
58,136	4.50%, 10/1/46, Pool #BE1671	64,084
23,257	4.00%, 10/1/46, Pool #BD7599	25,357
151,258	3.50%, 10/1/46, Pool #AL9285	162,049
53,286	4.50%, 11/1/46, Pool #BE2386	59,430
104,359	4.50%, 12/1/46, Pool #BE4488	116,490
380,800	3.50%, 12/1/46, Pool #BC9077	410,392
10,337	4.50%, 12/1/46, Pool #BC9079	11,571
54,729	4.50%, 1/1/47, Pool #BE7087	61,123
67,971	4.50%, 1/1/47, Pool #BE6506	75,878
570,012	4.00%, 2/1/47, Pool #AL9779	635,818
63,935	4.50%, 2/1/47, Pool #BE8498	71,370
75,876	4.00%, 5/1/47, Pool #BM1277	82,814
80,880	4.50%, 6/1/47, Pool #BE3663	90,283
10,573	4.00%, 6/1/47, Pool #BH4269	11,552
32,303	4.50%, 6/1/47, Pool #BH0561	35,963
14,641	4.50%, 6/1/47, Pool #BE9387	16,356
46,297	4.00%, 7/1/47, Pool #AS9968	50,530
72,128	4.50%, 7/1/47, Pool #BE3749	80,514
82,538	4.00%, 4/1/48, Pool #BM3700	90,085
34,417	4.50%, 4/1/48, Pool #BJ5454	38,262
18,538	4.50%, 5/1/48, Pool #BJ5507	20,611
109,155	4.50%, 10/25/48, Pool #BM4548	121,202
326,624	4.50%, 9/1/49, Pool #FM1534	364,961
452,098	4.00%, 11/1/49, Pool #CA4628	493,721
13,896	3.00%, 11/1/49, Pool #BO8254	14,695
71,270	3.50%, 11/1/49, Pool #CA4557	76,426
304,170	3.00%, 2/1/50, Pool #CA5126	320,332
3,309,752	3.00%, 7/1/50, Pool #FM3241	3,473,809
471,895	2.50%, 8/1/50, Pool #SD0430	486,717
194,785	2.50%, 10/1/50, Pool #CA7229	201,727
300,000	2.00%, 4/25/51, TBA	299,109
500,000	2.00%, 5/25/51, TBA	497,656

		15,718,422

Government National Mortgage Association (1.8%)
28,536	4.00%, 10/20/40, Pool #G24833	31,382
84,254	4.00%, 1/20/41, Pool #4922	92,650
81,463	4.00%, 8/15/41, Pool #430354	88,809
938,851	4.00%, 1/20/42, Pool #5280	1,045,910
123,449	4.00%, 11/20/42, Pool #MA0535	135,743
278,703	3.00%, 12/20/42, Pool #AA5872	291,572
2,084,907	3.50%, 1/20/43, Pool #MA0699	2,254,378
69,393	3.00%, 3/20/43, Pool #AD8812	75,571
35,523	3.50%, 3/20/43, Pool #AD8884	38,429
172,637	3.00%, 3/20/43, Pool #AA6146	188,807
15,382	3.50%, 4/20/43, Pool #AB9891	16,646
35,961	3.50%, 4/20/43, Pool #AD9075	38,901
97,384	4.00%, 5/20/46, Pool #MA3664	106,536
483,604	3.00%, 12/20/46, Pool #MA4126	510,659
108,551	4.00%, 1/15/47, Pool #AX5857	117,126
81,802	4.00%, 1/15/47, Pool #AX5831	88,265
692,317	3.00%, 1/20/47, Pool #MA4195	730,271
336,305	4.00%, 3/20/47, Pool #MA4322	365,061
59,093	4.00%, 4/20/47, Pool #MA4383	64,145
130,028	4.00%, 4/20/47, Pool #784303	138,965
140,935	4.00%, 4/20/47, Pool #784304	150,619
–	4.50%, 4/20/47, Pool #MA4384	–

Contracts, Shares, Notional Amount or Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$62,569	4.00%, 5/20/47, Pool #MA4452	$67,919
–	4.50%, 6/20/47, Pool #MA4512	–
40,311	3.50%, 2/20/48, Pool #MA5019	42,892
33,019	4.00%, 4/20/48, Pool #BG7744	35,557
34,497	4.00%, 4/20/48, Pool #BG3507	37,144
15,582	3.50%, 12/20/49, Pool #BR8985	16,876
9,852	3.50%, 12/20/49, Pool #BR8987	10,755
11,714	3.50%, 12/20/49, Pool #BR8984	12,391
75,342	3.00%, 4/20/50, Pool #MA6599	78,629
1,300,000	2.00%, 4/20/51, TBA	1,311,172
1,200,000	2.50%, 4/20/51, TBA	1,236,750
300,000	2.00%, 5/20/51, TBA	302,063

		9,722,593

Total U.S. Government Agency Mortgages (Cost $33,853,856)		35,004,874

U.S. Treasury Obligations (16.2%):
U.S. Treasury Bonds (4.7%)
226,000	1.13%, 5/15/40	183,943
8,868,000	3.00%, 2/15/47	9,896,134
18,470,000	1.88%, 2/15/51	16,325,748

		26,405,825

U.S. Treasury Inflation Index Bonds (0.7%)
2,251,369	0.75%, 2/15/45	2,593,997
84,885	1.00%, 2/15/46	103,520
800,330	1.00%, 2/15/49	997,171

		3,694,688

U.S. Treasury Inflation Index Notes (0.8%)
1,702,163	0.13%, 7/15/26	1,859,603
1,356,924	0.88%, 1/15/29	1,554,736
971,366	0.25%, 7/15/29	1,068,345

		4,482,684

U.S. Treasury Notes (10.0%)
2,996,000	0.13%, 8/15/23	2,988,510
900,000	2.50%, 1/31/24	955,266
616,000	0.25%, 3/15/24	614,268
12,859,000	0.25%, 7/31/25	12,573,691
2,190,000	0.38%, 12/31/25	2,137,987
5,588,000	2.50%, 2/28/26	6,014,085
6,505,000	0.75%, 3/31/26	6,445,032
11,652,000	1.25%, 3/31/28	11,522,736
5,559,000	0.88%, 11/15/30^	5,136,863
7,656,000	1.13%, 2/15/31^	7,226,546

		55,614,984

Total U.S. Treasury Obligations (Cost $94,084,671)		90,198,181

Short-Term Securities Held as Collateral for Securities on Loan (2.1%):
11,831,317	BlackRock Liquidity FedFund, Institutional Class , 0.07%(e)(f)	11,831,317

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $11,831,317)		11,831,317

Unaffiliated Investment Companies (4.2%):

Money Markets (4.2%):
23,472,458	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(f)	23,472,458

Total Unaffiliated Investment Companies (Cost $23,472,458)		23,472,458

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Value
Unaffiliated Investment Companies, continued
Total Investment Securities (Cost $496,407,478) - 103.4%	$574,752,921
Net other assets (liabilities) - (3.4)%	(18,896,155)

Net Assets - 100.0%	$555,856,766

Percentages indicated are based on net assets as of March 31, 2021.

LIBOR	-	London Interbank Offered Rate
CVR	-	Contingency Valued Rights
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $11,485,433.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2021.

(c)	Defaulted bond.
(d)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(f)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Securities Sold Short (-0.1%):

At March 31, 2021, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Value

U.S. Government Agency Mortgages
Federal National Mortgage Association

Federal National Mortgage Association, TBA	3.00%	4/25/51	$(450,000)	$ (471,410)	$ (468,492)

				$(471,410)	$(468,492)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	13	$2,578,810	$ 11,927

				$ 11,927

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (0.2%):
Oil, Gas & Consumable Fuels (0.2%):
22	Amplify Energy Corp., 0.03%*	$61
267	California Resources Corp.*	6,424
281	California Resources Corp.*	6,761
16,649	Denbury, Inc.*	797,320
5,889	Sanchez Energy Corp.*(a)	93,924

		904,490

Total Common Stocks (Cost $539,143)		904,490

Preferred Stock (0.0%†):
Electric Utilities (0.0%†):
1,400	PG&E Corp., 5.50%, 8/16/23	159,740

Total Preferred Stock (Cost $164,354)		159,740

Warrant (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
95	California Resources Corp., 10/27/24	432

Total Warrant (Cost $–)		432

Principal Amount		Value
Asset Backed Securities (2.1%):
$297,380	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	295,046
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	230,398
235,797	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	235,384
421,760	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	423,548
1,448,146	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,450,926
225,022	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	215,101
119,792	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	119,926
599,802	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	603,286
442,931	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	443,823
419,402	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	418,511
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	209,020
226,534	Castlelake Aircraft Structured Trust, Class A, Series 2021-1A, 3.47%, 1/15/46(b)	230,023
546,000	CF Hippolyta LLC, Class A1, Series 2021-A, 1.53%, 3/15/61, Callable 3/15/24 @ 100(b)	543,830
330,770	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(b)	336,075
555,810	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	583,882
232,343	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	232,067

Principal Amount		Value
Asset Backed Securities, continued
$223,569	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	$226,208
332,788	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	319,023
379,018	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	378,084
233,783	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	211,215
381,801	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	378,784
389,964	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	394,682
542,995	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	544,012
554,024	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	548,529

Total Asset Backed Securities (Cost $9,599,444)		9,571,383

Collateralized Mortgage Obligations (7.7%):
280,000	AIMCO CLO 11, Ltd., Class A, Series 2020-11A, 1.60%(US0003M+138bps), 10/15/31, Callable 10/15/21 @ 100(b)	280,505
440,000	Aimco CLO 12, Ltd., Class A, Series 2020-12A, 1.44%(US0003M+121bps), 1/17/32, Callable 1/17/22 @ 100(b)	440,101
460,000	Aimco CLO 14, Ltd., Class A, Series 2021-14A(US0003M+99bps), 4/20/34(b)	459,656
750,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 1.54%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(b)	750,420
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 1.55%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(b)	250,386
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 1.56%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(b)	393,365
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A, 1.47%(US0003M+125bps), 4/17/33, Callable 4/17/21 @ 100(b)	250,236
358,000	Ares LV CLO, Ltd., Class A1, Series 2020-55A, 1.94%(US0003M+170bps), 4/15/31, Callable 7/15/21 @ 100(b)	358,672

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$360,000	Ares LVIII CLO, Ltd., Class A, Series 2020-58A, 1.46%(US0003M+122bps), 1/15/33, Callable 1/15/22 @ 100(b)	$360,227
387,000	Ares XLI CLO, Ltd., Class AR2, Series 2016-41A, 1.67%(US0003M+107bps), 4/15/34(b)	387,395
340,000	BAMLL Commercial Mortgage Securities Trust, Class A, Series 2020-JGDN, 2.86%(US0001M+275bps), 11/15/25(b)	340,000
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	269,489
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	92,427
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52, Callable 9/15/29 @ 100	44,726
102,000	Barclays, Class A, Series 2016-MART, 2.20%, 9/13/31(b)	102,048
443,000	Barings CLO, Ltd., Class A1, Series 2020-1A, 1.64%(US0003M+140bps), 10/15/32, Callable 10/15/21 @ 100(b)	443,726
440,000	Barings CLO, Ltd., Class A, Series 2020-4A, 1.44%(US0003M+122bps), 1/20/32, Callable 1/20/22 @ 100(b)	440,173
272,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 1.55%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(b)	272,902
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	55,389
201,000	BFLD Trust, Class A, Series 2020-OBRK, 2.16%(US0001M+205bps), 11/15/22(b)	203,028
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 1.23%(US0003M+99bps), 4/15/29, Callable 4/15/21 @ 100(b)	459,633
277,438	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.36%(US0001M+125bps), 12/15/29(b)	277,235
211,571	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 1.71%(US0001M+160bps), 12/15/29(b)	211,340
179,636	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.23%(US0001M+112bps), 12/15/29(b)	179,505

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$226,541	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.11%(US0001M+100bps), 12/15/29(b)	$226,541
295,000	BX Commercial Mortgage Trust, Class A, Series 2020-FOX, 1.11%(US0001M+100bps), 11/15/32(b)	295,537
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.11%(US0001M+100bps), 4/15/34(b)	398,478
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 1.41%(US0001M+130bps), 4/15/34(b)	264,349
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 1.71%(US0001M+160bps), 4/15/34(b)	174,238
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.01%(US0001M+190bps), 4/15/34(b)	182,702
210,675	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.19%(US0001M+108bps), 10/15/36(b)	210,748
264,284	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.36%(US0001M+125bps), 10/15/36(b)	264,284
375,264	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 1.56%(US0001M+145bps), 10/15/36(b)	375,264
620,742	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 0.91%(US0001M+80bps), 12/15/29(b)	620,971
526,686	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 1.91%(US0001M+180bps), 10/15/36(b)	526,323
146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 1.91%(US0001M+180bps), 11/15/35(b)	146,263
154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 2.73%(US0001M+263bps), 9/15/37(b)	115,303
261,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 1.54%(US0003M+135bps), 5/29/32, Callable 8/29/21 @ 100(b)	261,298
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 1.56%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(b)	347,341

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$336,000	Cedar Funding VI CLO, Ltd., Class AAA, Series 2016-6A(US0003M+105bps), 4/20/34(b)	$336,034
250,000	Cedar Funding XII CLO, Ltd., Class A, Series 2020-12A, 1.51%(US0003M+127bps), 10/25/32, Callable 10/25/21 @ 100(b)	250,228
624,306	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.23%(US0001M+112bps), 6/15/34(b)	620,947
122,472	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 1.61%(US0001M+150bps), 6/15/34(b)	120,555
138,403	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 1.86%(US0001M+175bps), 6/15/34(b)	135,607
370,000	Columbia Cent CLO 29, Ltd., Class A1N, Series 2020-29A, 1.92%(US0003M+170bps), 7/20/31, Callable 1/20/22 @ 100(b)	371,715
580,000	Columbia Cent CLO 30, Ltd., Class A1, Series 2020-30A, 1.53%(US0003M+131bps), 1/20/34, Callable 4/20/23 @ 100(b)	580,704
440,000	Columbia Cent CLO 31, Ltd., Class A1, Series 2021-31A, 1.35%(US0003M+120bps), 4/20/34, Callable 7/20/23 @ 100(b)	440,099
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47, Callable 6/15/24 @ 100	90,108
205,000	Credit Suisse Mortgage Capital Certificates, Class B, Series 2019-ICE4, 1.34%(US0001M+123bps), 5/15/36(b)	205,127
119,000	Credit Suisse Mortgage Capital Certificates, Class A, Series 20-NET, 2.26%, 8/15/37(b)	121,131
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.36%(US0001M+225bps), 12/15/30(b)	1,349,483
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	308,694
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	99,409
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	97,917
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	109,764
360,000	Dryden 68 CLO, Ltd., Class A, Series 2019-68A, 1.55%(US0003M+131bps), 7/15/32, Callable 7/15/21 @ 100(b)	360,373
250,000	Dryden 75 CLO, Ltd., Class AR, Series 2019-75A, 1.44%(US0003M+120bps), 7/15/30(b)	250,012

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$500,000	Dryden 76 CLO, Ltd., Class A1, Series 2019-76A, 1.55%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(b)	$501,431
250,000	Dryden 83 CLO, Ltd., Class A, Series 2020-83A, 1.46%(US0003M+122bps), 1/18/32, Callable 1/18/22 @ 100(b)	250,097
323,000	Dryden 85 CLO, Ltd., Class A1, Series 2020-85A, 1.56%(US0003M+135bps), 10/15/32, Callable 10/15/21 @ 100(b)	323,529
427,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 1.52%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(b)	427,201
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 1.40%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(b)	300,126
450,000	Eaton Vance CLO, Ltd., Class A, Series 2020-1A, 1.89%(US0003M+165bps), 10/15/30, Callable 10/15/21 @ 100(b)	451,403
460,000	Eaton Vance CLO, Ltd., Class A1, Series 2020-2A, 1.56%(US0003M+137bps), 10/15/32, Callable 1/15/22 @ 100(b)	461,040
250,000	Eaton Vance CLO, Ltd., Class A13R, Series 2013-1A, 1.41%(US0003M+125bps), 1/15/34, Callable 1/15/23 @ 100(b)	250,995
430,000	Flatiron CLO 20, Ltd., Class A, Series 2020-1A, 1.55%(US0003M+130bps), 11/20/33, Callable 11/20/22 @ 100(b)	431,127
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 1.51%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(b)	438,890
310,000	GB Trust, Class A, Series 2020-FLIX, 1.23%(US0001M+112bps), 8/25/37(b)	310,000
100,000	GB Trust, Class B, Series 2020-FLIX, 1.46%(US0001M+135bps), 8/25/37(b)	100,426
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	102,169
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	136,860
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	66,439

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$100,000	Life Mortgage Trust, Class B, Series 2021-BMR, 0.99%(US0001M+88bps), 3/15/38(b)	$100,060
100,000	Life Mortgage Trust, Class E, Series 2021-BMR, 1.86%(US0001M+175bps), 3/15/38(b)	100,160
100,000	Life Mortgage Trust, Class D, Series 2021-BMR, 1.51%(US0001M+140bps), 3/15/38(b)	100,160
100,000	Life Mortgage Trust, Class C, Series 2021-BMR, 1.21%(US0001M+110bps), 3/15/38(b)	100,090
395,000	Life Mortgage Trust, Class A, Series 2021-BMR, 0.81%(US0001M+70bps), 3/15/38(b)	395,238
250,000	Lucali CLO, Ltd., Class A, Series 2020-1A, 1.45%(US0003M+121bps), 1/15/32, Callable 1/15/22 @ 100(b)	250,057
460,000	Madison Park Funding L, Ltd., Class A, Series 2021-50A, 1.34%(US0003M+114bps), 4/19/34(b)	460,442
480,000	Madison Park Funding XLV, Ltd., Class A, Series 2020-45A, 1.89%(US0003M+165bps), 7/15/31, Callable 7/15/21 @ 100(b)	480,816
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 1.57%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(b)	251,092
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 1.54%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(b)	500,833
295,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.14%(US0003M+92bps), 1/22/28, Callable 4/22/21 @ 100(b)	294,802
325,000	Magnetite XXI, Ltd., Class AR, Series 2019-21A(US0003M+102bps), 4/20/34(b)	324,811
400,000	Magnetite Xxix, Ltd., Class A, Series 2021-29A, 1.09%(US0003M+99bps), 1/15/34, Callable 1/15/22 @ 100(b)	400,032
590,000	Magnetite, Ltd., Class A, Series 24, 1.57%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(b)	590,904
464,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 1.29%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(b)	462,840
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	81,209

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36, Callable 11/10/24 @ 100(b)	$86,900
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36, Callable 11/10/24 @ 100(b)	618,576
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51, Callable 12/15/28 @ 100	225,016
361,287	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.36%(US0001M+125bps), 6/15/35(b)	349,994
870,944	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 1.61%(US0001M+150bps), 6/15/35(b)	837,299
500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 1.52%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(b)	500,227
240,000	Prima Capital CRE Securitization, Class A, Series 2021-9A, 1.56%(US0001M+145bps), 12/15/37(b)	239,999
376,907	RETL, Class C, Series 2019-RVP, 2.21%(US0001M+210bps), 3/15/36(b)	374,988
432,435	Stratus CLO, Ltd., Class A, Series 2020-1A, 2.20%(US0003M+198bps), 4/30/28, Callable 4/20/21 @ 100(b)	432,539
260,000	Symphony CLO XXIII, Ltd., Class A, Series 2020-23A, 1.49%(US0003M+132bps), 1/15/34, Callable 1/15/22 @ 100(b)	260,504
350,000	Symphony CLO XXVI, Ltd., Class AR, Series 2021-26A, 1.19%(US0003M+108bps), 4/20/33, Callable 4/20/22 @ 100(b)	350,073
304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A, 1.22%(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(b)	304,109
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 1.59%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(b)	509,045
20,000	VLS Commercial Mortgage Trust, Class B, Series 2020-LAB, 2.45%, 10/10/42(b)	19,594
370,000	VLS Commercial Mortgage Trust, Class A, Series 2020-LAB, 2.13%, 10/10/42(b)	359,216
570,000	Voya CLO, Ltd., Class A1, Series 2020-3A, 1.50%(US0003M+130bps), 10/20/31, Callable 10/20/21 @ 100(b)	570,573

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$450,000	Voya CLO, Ltd., Class A1, Series 2020-2A, 1.82%(US0003M+160bps), 7/19/31, Callable 7/19/21 @ 100(b)	$450,657
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 1.49%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(b)	516,189
420,000	Voya CLO, Ltd., Class A, Series 2020-1A, 1.92%(US0003M+170bps), 7/16/31, Callable 7/16/21 @ 100(b)	420,733
500,000	Voya CLO, Ltd., Class A1, Series 2017-1A, 1.47%(US0003M+125bps), 4/17/30, Callable 4/17/21 @ 100(b)	500,033
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52, Callable 12/15/28 @ 100	266,711

Total Collateralized Mortgage Obligations (Cost $35,292,490)		35,218,385

Convertible Bonds (0.3%):
Entertainment (0.0%†):
37,000	Live Nation Entertainment, Inc., 2.00%, 2/15/25	40,442

Hotels, Restaurants & Leisure (0.0%†):
40,000	Vail Resorts, Inc., 1/1/26(b)	40,840

Internet & Direct Marketing Retail (0.1%):
105,000	Booking Holdings, Inc., 0.75%, 5/1/25^(b)	155,236

Leisure Products (0.0%†):
55,000	Callaway Golf Co., 2.75%, 5/1/26^(b)	94,778

Oil, Gas & Consumable Fuels (0.1%):
68,828	Mesquite Energy, Inc., 15.00%, 7/15/23	217,496
40,376	Mesquite Energy, Inc., 15.00%, 7/15/23	113,053

		330,549

Professional Services (0.1%):
85,000	FTI Consulting, Inc., 2.00%, 8/15/23	124,364
109,000	KBR, Inc., 2.50%, 11/1/23	170,181

		294,545

Semiconductors & Semiconductor Equipment (0.0%†):
8,000	Micron Technology, Inc., 3.13%, 5/1/32, Callable 5/10/21 @ 100	71,184
33,000	ON Semiconductor Corp., 1.63%, 10/15/23	68,412

		139,596

Software (0.0%†):
41,000	NortonLifeLock, Inc., 2.00%, 8/15/22(b)	47,819
20,000	Nuance Communications, Inc., 1.25%, 4/1/25	45,820

		93,639

Total Convertible Bonds (Cost $930,272)		1,189,625

Bank Loans (0.1%):
Construction & Engineering (0.0%†):
1,732	Convergint Tech Term 1 Loan, 0.04%, 3/17/28	1,722

Principal Amount		Value
Bank Loans, continued
Construction & Engineering, continued
$50,000	Convergint Tech Term 2 Loan, 0.07%, 3/18/29	$50,000
8,268	Convergint Tech Term B 1 Loan, 0.04%, 3/18/28	8,222

		59,944

Diversified Financial Services (0.0%†):
142,172	Intelsat Jackson Holdings SA, 7/13/21	143,665
15,000	Intelsat Jackson Holdings SA, 1/2/24	15,292

		158,957

IT Services (0.1%):
259,333	GTT Communications Term B, 0.03%, 5/31/25	217,461

Software (0.0%†):
10,000	Ion Analytics, Inc., 0.04%, 2/4/28	9,913
84,788	Ultimate Software Group, Inc. (The), 0.04%, 5/4/26, Callable 5/9/21 @ 100	84,643

		94,556

Total Bank Loans (Cost $513,185)		530,918

Corporate Bonds (37.3%):
Aerospace & Defense (0.7%):
214,000	Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27 @ 100	242,709
214,000	Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30 @ 100	246,131
200,000	Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39 @ 100	244,132
200,000	Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49 @ 100	252,189
210,000	Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59 @ 100	268,014
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	325,631
125,000	BWX Technologies, Inc., 4.13%, 6/30/28, Callable 6/30/23 @ 102.06(b)	125,938
170,000	BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(b)	172,338
5,000	Howmet Aerospace, Inc., 5.95%, 2/1/37	6,019
65,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	66,300
130,000	Signature Aviation US Holdings, Inc., 5.38%, 5/1/26, Callable 5/10/21 @ 102.69(b)	132,762
25,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 5/10/21 @ 103.25	25,531
360,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(b)	380,700
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	63,075
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	62,025
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	58,781
610,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75	630,588

		3,302,863

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Air Freight & Logistics (0.1%):
$205,000	XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13(b)	$219,606

Automobiles (0.2%):
354,000	Volkswagen Group of America Finance LLC, 2.90%, 5/13/22(b)	363,303
309,000	Volkswagen Group of America Finance LLC, 3.13%, 5/12/23(b)	324,432

		687,735

Banks (2.6%):
656,000	Bank of America Corp., 4.20%, 8/26/24	721,142
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	669,550
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	143,334
100,000	CIT Group, Inc., 3.93%(SOFR+4bps), 6/19/24, Callable 6/19/23 @ 100	105,250
245,000	CIT Group, Inc., 6.13%, 3/9/28	291,550
1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	1,139,000
393,000	Citigroup, Inc., 3.35%(US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	419,226
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,826,295
665,000	Citigroup, Inc., 4.41%(SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100	752,290
200,000	Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100(b)	191,147
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,216,903
267,000	JPMorgan Chase & Co., 2.96%(SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100	271,053
500,000	Regions Bank, 6.45%, 6/26/37	666,986
296,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	308,800
938,000	Wells Fargo & Co., 4.48%(US0003M+4bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,074,855

		11,797,381

Beverages (0.6%):
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100^	539,808
220,000	Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40, Callable 12/1/39 @ 100	247,353
500,000	Anheuser-Busch InBev Worldwide, Inc., 4.50%, 6/1/50, Callable 12/1/49 @ 100	564,560
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	585,314
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	707,914
30,000	Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(b)	30,487

		2,675,436

Principal Amount		Value
Corporate Bonds, continued
Biotechnology (0.3%):
$1,489,000	AbbVie, Inc., 3.45%, 3/15/22, Callable 1/15/22 @ 100	$1,523,110

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	267,431

Capital Markets (2.7%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	308,980
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	619,616
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	761,597
751,000	Ares Capital Corp., 3.88%, 1/15/26, Callable 12/15/25 @ 100	790,781
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,249,602
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	272,519
5,274,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	5,602,728
632,000	Morgan Stanley, 3.62%(SOFR+312bps), 4/1/31, Callable 4/1/30 @ 100	683,152
190,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 10.75%, 7/1/25, Callable 8/1/22 @ 108.06(b)	210,330
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	510,985
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	603,840
20,000	Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29, Callable 2/1/24 @ 103.13(b)	20,650
425,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(b)	466,969

		12,101,749

Chemicals (0.5%):
165,000	CF Industries, Inc., 5.15%, 3/15/34	187,894
16,000	CF Industries, Inc., 4.95%, 6/1/43	18,240
319,000	CF Industries, Inc., 5.38%, 3/15/44	377,217
335,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100^	353,006
355,000	Chemours Co. (The), 5.75%, 11/15/28, Callable 11/15/23 @ 102.88(b)	372,750
15,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26, Callable 6/30/23 @ 103.75(b)	14,963
20,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27, Callable 12/31/23 @ 103.5(b)	19,150
115,000	Olin Corp., 5.63%, 8/1/29, Callable 8/1/24 @ 102.81	123,338
125,000	Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	130,625
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	35,613

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Chemicals, continued
$135,000	Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26 @ 101.81(b)	$130,612
200,000	W.R. Grace & Co., 5.63%, 10/1/24(b)	220,000
80,000	WR Grace & Co., 4.88%, 6/15/27, Callable 6/15/23 @ 102.44(b)	82,800

		2,066,208

Commercial Services & Supplies (0.1%):
105,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 5/10/21 @ 102.5(b)	107,494
165,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	170,363
35,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 2/1/26, Callable 2/1/23 @ 102.5(b)	35,656
35,000	Pitney Bowes, Inc., 6.88%, 3/15/27, Callable 3/15/24 @ 103.44(b)	34,737
70,000	Pitney Bowes, Inc., 7.25%, 3/15/29, Callable 3/15/24 @ 103.63^(b)	68,950
120,000	Stericycle, Inc., 3.88%, 1/15/29, Callable 11/15/23 @ 101.94(b)	118,200
95,000	Tempo Acquisition LLC /Tempo Acquisition Finance Corp., 5.75%, 6/1/25, Callable 6/1/22 @ 102.88(b)	100,700

		636,100

Construction & Engineering (0.2%):
285,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	309,938
40,000	Arcosa, Inc., 4.38%, 4/15/29, Callable 4/15/24 @ 102.19(b)	40,600
350,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 5/10/21 @ 106.34(b)	351,750
105,000	Dycom Industries, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(b)	104,869
235,000	Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(b)	239,112

		1,046,269

Consumer Finance (3.3%):
578,000	Ally Financial, Inc., 3.05%, 6/5/23, Callable 5/5/23 @ 100	604,732
130,000	Ally Financial, Inc., 1.45%, 10/2/23, Callable 9/2/23 @ 100	131,787
148,000	Ally Financial, Inc., 5.13%, 9/30/24	167,055
330,000	Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25 @ 100	382,861
885,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,004,475
462,000	Capital One Financial Corp., 2.60%, 5/11/23, Callable 4/11/23 @ 100	480,397
833,000	Capital One Financial Corp., 3.65%, 5/11/27, Callable 4/11/27 @ 100	909,409
636,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	696,033
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	648,675
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	265,590
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,047,391

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	$429,064
355,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	392,992
55,000	Ford Motor Credit Co LLC, 4.27%, 1/9/27, Callable 11/9/26 @ 100	56,980
110,000	Ford Motor Credit Co LLC, 4.13%, 8/17/27, Callable 6/17/27 @ 100	112,586
215,000	Ford Motor Credit Co LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100	212,223
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	510,055
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	544,748
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,556,344
110,000	Ford Motor Credit Co. LLC, 4.69%, 6/9/25, Callable 4/9/25 @ 100	116,516
80,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25, Callable 5/16/25 @ 100	86,206
240,000	Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	256,735
200,000	General Motors Acceptance Corp., 8.00%, 11/1/31	278,000
30,000	Navient Corp., 7.25%, 1/25/22, MTN	31,087
175,000	OneMain Finance Corp., 6.88%, 3/15/25	198,187
170,000	OneMain Finance Corp., 4.00%, 9/15/30, Callable 9/15/25 @ 102	165,325
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/26/21 @ 100	415,830
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	513,717
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	122,204
381,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	414,208
577,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	626,357
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	713,768
644,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	744,880

		14,836,417

Containers & Packaging (0.0%†):
5,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.13%, 8/15/26, Callable 8/15/22 @ 102.06(b)	5,125
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(b)	158,438

		163,563

Diversified Consumer Services (0.4%):
170,000	Adtalem Global Education, Inc., 5.50%, 3/1/28, Callable 3/1/24 @ 102.75(b)	168,300
141,000	APX Group, Inc., 6.75%, 2/15/27, Callable 2/15/23 @ 103.38(b)	151,222
40,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 5/10/21 @ 103.44(b)	41,000
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 5/10/21 @ 103.44(b)	205,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$100,000	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp., 7.75%, 12/15/25, Callable 12/15/22 @ 103.88(b)	$106,500
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(b)	127,650
240,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/10/21 @ 104.13(b)	250,800
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	106,750
410,000	Sotheby’s, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69^(b)	441,775

		1,598,997

Diversified Financial Services (0.4%):
59,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	62,715
70,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(b)	74,375
280,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 5/10/21 @ 101.72(b)	285,250
200,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(b)	209,500
160,000	Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 7/1/23 @ 102.13(b)	161,600
20,000	Level 3 Financing, Inc., 3.63%, 1/15/29, Callable 1/15/24 @ 101.81(b)	19,250
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	545,721
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	304,385

		1,662,796

Diversified Telecommunication Services (0.7%):
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	46,092
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	241,415
109,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(b)	102,802
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	604,119
351,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(b)	332,918
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	134,844
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	377,100
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	11,125
40,000	Consolidated Communications, Inc., 5.00%, 10/1/28, Callable 10/1/23 @ 103.75(b)	40,250
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 5/10/21 @ 102(b)	83,300
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	189,394
120,000	Frontier Communications Corp., 11.00%, 9/15/25, Callable 6/15/25 @ 100(d)	81,900

Principal Amount		Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$60,000	Frontier Communications Corp., 5.88%, 10/15/27, Callable 10/15/23 @ 102.94(b)	$63,450
65,000	Frontier Communications Corp., 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(b)	66,056
70,000	Frontier Communications Corp., 6.75%, 5/1/29, Callable 5/1/24 @ 103.38(b)	73,500
323,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	322,393
299,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	296,907

		3,067,565

Electric Utilities (1.6%):
20,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.25%, 10/15/27, Callable 10/15/23 @ 102.13(b)	20,100
521,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	557,470
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	256,662
78,000	Duquesne Light Holdings, Inc., 2.53%, 10/1/30, Callable 7/1/30 @ 100(b)	74,613
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,417,163
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,375
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	121,773
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,417,237
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27, Callable 10/15/24 @ 104	101,000
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	227,880
29,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(b)	30,631
30,000	NRG Energy, Inc., 3.38%, 2/15/29, Callable 2/15/24 @ 101.69(b)	29,250
55,000	NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81^(b)	53,488
187,671	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	199,165
310,000	Pacific Gas and Electric Co., 4.95%, 7/1/50, Callable 1/1/50 @ 100	318,721
455,000	PG&E Corp., 5.00%, 7/1/28, Callable 7/1/23 @ 102.5	479,456
490,000	PG&E Corp., 5.25%, 7/1/30, Callable 7/1/25 @ 102.63	519,400
120,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(b)	124,500

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$260,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	$266,825

		7,378,709

Electrical Equipment (0.0%†):
85,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(b)	93,925
70,000	Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	71,225

		165,150

Electronic Equipment, Instruments & Components (0.0%†):
80,000	TTM Technologies, Inc., 4.00%, 3/1/29, Callable 3/1/24 @ 102(b)	78,800

Entertainment (0.1%):
310,000	Netflix, Inc., 4.88%, 4/15/28	350,300
100,000	Netflix, Inc., 5.88%, 11/15/28	120,500
30,000	Netflix, Inc., 6.38%, 5/15/29	37,200
30,000	Netflix, Inc., 5.38%, 11/15/29(b)	35,475

		543,475

Equity Real Estate Investment Trusts (4.0%):
267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	315,436
242,000	Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	250,057
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	489,138
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	449,782
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	553,018
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	511,051
788,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	833,360
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	424,791
303,000	Brixmor Operating Partnership LP, 4.05%, 7/1/30, Callable 4/1/30 @ 100	325,245
66,000	Corporate Office Properties LP, 2.75%, 4/15/31, Callable 1/15/31 @ 100	63,656
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	468,198
98,000	Corporate Office Properties, LP, 2.25%, 3/15/26, Callable 2/15/26 @ 100	99,661
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	207,050
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	34,475
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	286,978

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	$159,663
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 5/10/21 @ 101.96^	43,863
170,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27, Callable 9/15/27 @ 100(b)	166,094
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	55,852
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	111,242
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	100,887
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	683,362
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	146,287
105,000	Lexington Realty Trust, 2.70%, 9/15/30, Callable 6/15/30 @ 100	102,458
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	506,892
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	401,000
40,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25, Callable 3/15/25 @ 100(b)	41,900
75,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	82,406
205,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	211,919
169,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	181,731
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	137,130
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	303,808
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,105,700
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	442,262
194,000	Omega Healthcare Investors, Inc., 3.38%, 2/1/31, Callable 11/1/30 @ 100	190,734
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	72,717
62,000	Realty Income Corp., 3.25%, 1/15/31, Callable 10/15/30 @ 100	65,180
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	73,185

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	$109,878
22,000	Retail Properties of America, Inc., 4.75%, 9/15/30, Callable 6/15/30 @ 100	23,250
458,000	SBA Tower Trust, 2.84%, 1/15/25(b)	480,589
146,000	SBA Tower Trust, 1.88%, 7/15/50(b)	147,421
111,000	SBA Tower Trust, 2.33%, 7/15/52(b)	115,033
65,000	Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	64,228
55,000	Service Properties Trust, 5.50%, 12/15/27, Callable 9/15/27 @ 100	57,516
60,000	Service Properties Trust, 4.95%, 10/1/29, Callable 7/1/29 @ 100	57,132
125,000	Service Properties Trust, 4.38%, 2/15/30, Callable 8/15/29 @ 100	114,506
101,000	Simon Property Group LP, 2.45%, 9/13/29, Callable 6/13/29 @ 100	99,924
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	163,278
112,000	STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100	109,072
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	168,439
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	479,078
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	393,130
215,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 5/10/21 @ 103^	155,875
255,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24, Callable 5/10/21 @ 103.56(b)	261,694
460,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25, Callable 2/15/22 @ 103.94(b)	494,500
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	123,467
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	219,306
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	579,129
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	726,874
97,000	VEREIT Operating Partnership LP, 3.40%, 1/15/28, Callable 11/15/27 @ 100	102,405
45,000	VEREIT Operating Partnership LP, 2.20%, 6/15/28, Callable 4/15/28 @ 100	44,116
56,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32, Callable 9/15/32 @ 100	54,146
90,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(b)	91,350
130,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(b)	132,275
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(b)	139,725
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	69,266

Principal Amount		Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	$883,942
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	108,759

		18,467,471

Food & Staples Retailing (0.4%):
35,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 1/15/27, Callable 1/15/23 @ 103.47(b)	36,137
240,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.88%, 2/15/30, Callable 2/15/25 @ 103.66(b)	246,000
165,000	Performance Food Group, Inc., 6.88%, 5/1/25, Callable 5/1/22 @ 103.44^(b)	176,138
125,000	Performance Food Group, Inc., 5.50%, 10/15/27, Callable 10/15/22 @ 102.75(b)	130,625
176,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	204,241
210,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	262,325
210,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	292,392
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	302,601
65,000	United Natural Foods, Inc., 6.75%, 10/15/28, Callable 10/15/23 @ 103.38(b)	69,388
90,000	US Foods, Inc., 4.75%, 2/15/29, Callable 2/15/24 @ 102.38(b)	89,775

		1,809,622

Food Products (0.5%):
170,000	C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 12/15/23 @ 102.5(b)	165,325
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	90,574
490,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	553,700
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	245,813
140,000	Kraft Heinz Foods Co., 5.00%, 7/15/35, Callable 1/15/35 @ 100	160,956
20,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	20,858
65,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	72,564
135,000	Pilgrim’s Pride Corp., 4.25%, 4/15/31, Callable 4/15/26 @ 102.13(b)	134,663
220,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(b)	231,000
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	57,956
55,000	Post Holdings, Inc., 5.50%, 12/15/29, Callable 12/15/24 @ 102.75(b)	58,850
165,000	Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(b)	162,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Food Products, continued
$95,000	TreeHouse Foods, Inc., 4.00%, 9/1/28, Callable 9/1/23 @ 102	$95,000

		2,049,784

Health Care Equipment & Supplies (0.0%†):
140,000	Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(b)	138,775

Health Care Providers & Services (1.5%):
140,000	Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03(b)	146,300
550,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	576,125
985,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31	1,061,337
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69	361,800
100,000	CHS/Community Health Systems, Inc., 5.63%, 3/15/27, Callable 12/15/23 @ 102.81(b)	104,500
100,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29, Callable 1/15/24 @ 103(b)	105,750
70,000	CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(b)	68,250
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	600,349
475,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(b)	510,625
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	124,439
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	619,176
310,000	DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(b)	314,650
30,000	HCA, Inc., 4.75%, 5/1/23	32,325
295,000	HCA, Inc., 5.38%, 2/1/25	328,188
260,000	HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100	257,400
60,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(b)	61,575
40,000	Owens & Minor, Inc., 4.50%, 3/31/29, Callable 3/31/24 @ 102.25(b)	40,300
160,000	Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(b)	173,800
90,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(b)	93,263
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(b)	225,212
45,000	Tenet Healthcare Corp., 4.63%, 6/15/28, Callable 6/15/23 @ 102.31(b)	45,900
195,000	Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(b)	201,825
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	208,417
407,000	Toledo Hospital (The), 6.02%, 11/15/48	487,743
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(b)	21,100

		6,770,349

Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.9%):
$25,000	Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(b)	$26,250
125,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/26/21 @ 103.19	128,594
55,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	57,269
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38	177,625
400,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 4/20/21 @ 102.63(b)	400,000
220,000	Carnival Corp., 10.50%, 2/1/26, Callable 8/1/23 @ 105.25(b)	257,400
220,000	Carnival Corp., 7.63%, 3/1/26, Callable 3/1/24 @ 101.91(b)	235,950
210,000	Golden Entertainment, Inc., 3.75%, 10/20/24, Callable 5/9/21 @ 100	206,850
300,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(b)	317,250
320,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 5/10/21 @ 101.69(b)	323,200
70,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(b)	72,100
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	136,952
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100	271,875
90,000	NCL Corp., Ltd., 10.25%, 2/1/26, Callable 8/1/23 @ 105.13(b)	105,187
25,000	NCL Finance, Ltd., 6.13%, 3/15/28, Callable 12/15/27 @ 100(b)	25,437
35,000	Royal Caribbean Cruises, Ltd., 9.13%, 6/15/23, Callable 3/15/23 @ 100(b)	38,412
195,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25, Callable 6/1/22 @ 108.63(b)	226,687
113,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 5/10/21 @ 102.5(b)	114,413
200,000	Station Casinos LLC, 4.50%, 2/15/28, Callable 2/15/23 @ 102.25(b)	198,750
100,000	Viking Cruises, Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(b)	117,250
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(b)	174,038
165,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	174,281
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	156,750
205,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(b)	223,450
135,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	137,700

		4,303,670

Household Durables (0.1%):
25,000	LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(b)	25,750

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Household Durables, continued
$15,000	Newell Brands, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	$18,375
25,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/15/24 @ 103(b)	24,937
195,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 6/1/28, Callable 6/1/23 @ 105.38(b)	219,375

		288,437

Independent Power and Renewable Electricity Producers (0.3%):
528,000	AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25 @ 100(b)	559,132
461,000	AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30 @ 100(b)	491,379
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	46,575
140,000	NRG Energy, Inc., 5.75%, 1/15/28, Callable 1/15/23 @ 102.88	148,400
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(b)	159,750
50,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28, Callable 8/15/23 @ 103.38(b)	50,750
60,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(b)	52,800
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(b)	35,962
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	43,000

		1,587,748

Industrial Conglomerates (0.2%):
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	134,225
305,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	320,250
435,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	449,138

		903,613

Insurance (2.4%):
900,000	American International Group, Inc., 2.50%, 6/30/25, Callable 5/30/25 @ 100	937,541
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,318,463
900,000	American International Group, Inc., 3.40%, 6/30/30, Callable 3/30/30 @ 100	953,868
400,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(b)	427,000
55,000	AssuredPartners, Inc., 5.63%, 1/15/29, Callable 12/15/23 @ 102.81(b)	55,756

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$586,000	Five Corners Funding Trust II, 2.85%, 5/15/30, Callable 2/15/30 @ 100(b)	$603,580
150,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/10/21 @ 103.5(b)	155,438
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	43,164
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	161,308
2,184,000	Metropolitan Life Global Funding I, 0.51%(SOFR+50bps), 5/28/21(b)	2,184,994
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	763,661
427,000	Unum Group, 4.50%, 3/15/25, Callable 2/15/25 @ 100	476,696
463,000	Unum Group, 3.88%, 11/5/25	505,099
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	376,191
1,556,000	Unum Group, 5.75%, 8/15/42	1,807,428
375,000	USI, Inc., 6.88%, 5/1/25, Callable 5/10/21 @ 101.72(b)	381,563

		11,151,750

Interactive Media & Services (0.1%):
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	40,150
205,000	Rackspace Technology Global, Inc., 3.50%, 2/15/28, Callable 2/15/24 @ 101.75(b)	196,287
90,000	Rackspace Technology Global, Inc., 5.38%, 12/1/28, Callable 12/1/23 @ 102.69^(b)	90,900

		327,337

IT Services (0.2%):
40,000	Arches Buyer, Inc., 4.25%, 6/1/28, Callable 12/1/23 @ 102.13(b)	39,700
15,000	Arches Buyer, Inc., 6.13%, 12/1/28, Callable 12/1/23 @ 103.06(b)	15,450
175,000	Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(b)	170,844
230,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(b)	243,225
215,000	Colt Merger Sub, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(b)	236,500
100,000	Gartner, Inc., 4.50%, 7/1/28, Callable 7/1/23 @ 102.25(b)	102,500
65,000	Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @ 101.88(b)	64,188
140,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29, Callable 3/1/24 @ 101.75(b)	137,900
50,000	Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	50,562
50,000	Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @ 101.94^	50,937

		1,111,806

Leisure Products (0.1%):
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	330,726
16,000	Mattel, Inc., 6.75%, 12/31/25, Callable 4/20/21 @ 105.06(b)	16,820
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	5,469
10,000	Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	10,925

		363,940

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.1%):
$195,000	Avantor Funding, Inc., 4.63%, 7/15/28, Callable 7/15/23 @ 102.31(b)	$203,287
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	20,675
45,000	Charles River Laboratories International, Inc., 3.75%, 3/15/29, Callable 3/15/24 @ 101.88(b)	45,000
50,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	51,750

		320,712

Machinery (0.0%†):
80,000	GrafTech Finance, Inc., 4.63%, 12/15/28, Callable 12/15/23 @ 102.31(b)	80,600

Media (2.4%):
30,000	Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28, Callable 2/15/23 @ 107.88(b)	31,650
35,000	Austin BidCo, Inc., 7.13%, 12/15/28, Callable 12/15/23 @ 103.56(b)	35,612
30,000	Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable 9/15/23 @ 101.94(b)	29,625
25,000	Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 9/15/23 @ 102.81(b)	25,281
20,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 5/10/21 @ 102.88(b)	20,625
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/10/21 @ 102.94(b)	722,750
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(b)	110,119
395,000	CCO Holdings LLC, 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	407,838
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	96,662
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(b)	156,550
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(b)	176,200
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	462,000
130,000	CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25 @ 102.06(b)	128,700
215,000	Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100	229,766
580,000	Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	638,008
325,000	DISH DBS Corp., 7.75%, 7/1/26^	356,687
157,000	DISH Network Corp., 2.38%, 3/15/24	150,393
410,000	DISH Network Corp., 3.38%, 8/15/26	395,445
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	111,772
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	170,272
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	181,334

Principal Amount		Value
Corporate Bonds, continued
Media, continued
$65,000	Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(b)	$64,431
165,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 9/15/26, Callable 9/15/23 @ 102.25(b)	166,031
200,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28, Callable 9/15/23 @ 102.25(b)	211,000
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(b)	107,888
135,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	139,050
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(b)	109,725
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	48,488
40,000	Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(b)	39,900
140,000	TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(b)	148,400
80,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27, Callable 12/15/22 @ 104.44(b)	86,000
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	935,299
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	460,908
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	579,119
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,998,215
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	121,337
55,000	Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(b)	58,575

		10,911,655

Metals & Mining (0.3%):
70,000	Alcoa Nederland Holding BV, 4.13%, 3/31/29, Callable 3/31/24 @ 102.06(b)	70,350
30,000	Allegheny Technologies, Inc., 7.88%, 8/15/23, Callable 5/15/23 @ 100	32,400
265,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94^	274,938
190,000	Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29, Callable 9/15/23 @ 103.31(b)	204,250
70,000	Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(b)	69,300
70,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26 @ 102.44(b)	67,900
40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	40,550
110,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	131,450
60,000	Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25(b)	63,660

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Metals & Mining, continued
$185,000	Kaiser Aluminun Corp., 4.63%, 3/1/28, Callable 3/1/23 @ 102.31(b)	$188,700

		1,143,498

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	67,600

Multi-Utilities (0.2%):
49,000	Puget Energy, Inc., 6.00%, 9/1/21	50,092
207,000	Puget Energy, Inc., 4.10%, 6/15/30, Callable 3/15/30 @ 100	224,032
506,000	Sempra Energy, 6.00%, 10/15/39	669,710

		943,834

Oil, Gas & Consumable Fuels (5.4%):
170,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 5/10/21 @ 102.5^	169,575
130,000	Apache Corp., 4.63%, 11/15/25, Callable 8/15/25 @ 100	133,575
160,000	Apache Corp., 4.88%, 11/15/27, Callable 5/15/27 @ 100	163,400
55,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	53,556
25,000	Apache Corp., 7.38%, 8/15/47	27,004
100,000	California Resources Corp., 7.13%, 2/1/26, Callable 2/1/23 @ 103.57(b)	101,750
70,000	Cheniere Energy Partners LP, 4.00%, 3/1/31, Callable 3/1/26 @ 102(b)	71,313
205,000	Chesapeake Energy Corp., 5.50%, 2/1/26, Callable 2/5/23 @ 102.75(b)	212,944
65,000	Chesapeake Energy Corp., 5.88%, 2/1/29, Callable 2/5/24 @ 102.94(b)	68,981
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	411,840
205,000	CITGO Petroleum Corp., 6.38%, 6/15/26, Callable 6/15/23 @ 103.19(b)	206,025
30,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 104.5(b)	31,050
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	220,673
71,000	Comstock Resources, Inc., 7.50%, 5/15/25, Callable 5/10/21 @ 105.63(b)	73,840
71,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	77,035
80,000	Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(b)	82,000
195,000	Continental Resources, Inc., 5.75%, 1/15/31, Callable 7/15/30 @ 100(b)	219,375
342,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/10/21 @ 102.88	343,710
138,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(b)	135,585

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$305,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29, Callable 2/1/24 @ 103(b)	$300,425
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(b)	223,675
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88^(b)	24,250
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	169,316
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	215,500
160,000	DCP Midstream Operating LP, 5.63%, 7/15/27, Callable 4/15/27 @ 100	173,200
750,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(b)	667,500
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	184,537
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	131,086
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.63%, 7/15/25, Callable 7/15/22 @ 103.31(b)	31,912
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 5/10/21 @ 104.13(b)	113,437
110,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(b)	116,188
167,000	Energy Transfer LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	189,963
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	85,455
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	112,141
350,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	390,250
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	165,830
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	135,413
360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	372,600
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	110,339
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	221,569

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	$145,574
135,000	EnLink Midstream LLC, 5.63%, 1/15/28, Callable 7/15/27 @ 100(b)	130,444
80,000	EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(b)	86,800
70,000	EQM Midstream Partners LP, 4.50%, 1/15/29, Callable 7/15/28 @ 100(b)	67,900
115,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100	117,013
45,000	EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100	48,150
61,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	66,338
109,000	Hess Corp., 7.30%, 8/15/31	138,702
78,000	Hess Corp., 7.13%, 3/15/33	99,840
107,000	Hess Corp., 5.60%, 2/15/41	123,317
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	357,115
190,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/10/21 @ 104.22(b)	195,225
250,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(b)	253,125
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	156,748
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	81,812
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	825,871
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	234,516
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	187,933
179,000	MPLX LP, 1.29%(US0003M+110bps), 9/9/22, Callable 5/10/21 @ 100	178,552
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	184,900
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	270,435
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	108,419
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	337,013
150,000	Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	147,000
340,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26, Callable 2/1/23 @ 103.75(b)	348,500
409,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	403,887
809,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	857,540
80,000	Occidental Petroleum Corp., 3.40%, 4/15/26, Callable 1/15/26 @ 100	76,900
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	45,003

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$267,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	$250,646
85,000	Occidental Petroleum Corp., 8.88%, 7/15/30, Callable 1/15/30 @ 100	106,888
1,047,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,217,137
25,000	Occidental Petroleum Corp., 7.88%, 9/15/31	29,156
632,000	Occidental Petroleum Corp., 6.45%, 9/15/36	698,360
62,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	52,235
40,000	Occidental Petroleum Corp., 6.20%, 3/15/40	40,750
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	756,500
120,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	101,400
165,000	Occidental Petroleum Corp., 4.10%, 2/15/47, Callable 8/15/46 @ 100	132,000
80,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	64,100
117,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	97,110
235,000	PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25, Callable 5/15/22 @ 104.63(b)	239,700
120,000	PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28, Callable 2/15/23 @ 103	88,200
35,000	PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/15/21 @ 104.31	36,269
30,000	Phillips 66, 3.70%, 4/6/23	31,789
39,000	Phillips 66, 3.85%, 4/9/25, Callable 3/9/25 @ 100	42,572
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	117,007
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	95,026
110,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	108,625
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	167,670
493,000	Sabine Pass Liquefaction LLC, 4.50%, 5/15/30, Callable 11/15/29 @ 100	552,949
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/19/21 @ 101.81(a)(d)	—
20,000	SM Energy Co., 5.63%, 6/1/25, Callable 5/10/21 @ 102.81	18,500
75,000	SM Energy Co., 6.75%, 9/15/26, Callable 9/15/21 @ 103.38	69,000
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	346,317
120,000	Southwestern Energy Co., 7.50%, 4/1/26, Callable 5/10/21 @ 105.63^	126,600
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	1,026,258

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$165,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/29, Callable 5/15/24 @ 102.25(b)	$164,175
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	5,237
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	99,750
135,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30, Callable 12/31/25 @ 103(b)	132,975
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 5/10/21 @ 104.41	203,287
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	202,556
30,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75	31,387
185,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31, Callable 2/1/26 @ 102.44(b)	186,850
70,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 1/15/32, Callable 7/15/26 @ 102(b)	65,975
63,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30, Callable 2/15/30 @ 100	66,167
104,000	Valero Energy Corp., 2.70%, 4/15/23	107,869
200,000	Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(b)	208,000
92,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	93,840
232,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	243,020
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	927,000
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	105,040
120,000	Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	123,900
205,000	Western Midstream Operating LP, 5.30%, 2/1/30, Callable 11/1/29 @ 100	221,913
524,000	Williams Cos., Inc. (The), 3.50%, 11/15/30, Callable 8/15/30 @ 100	554,901
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	274,552
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	263,732
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	463,306
65,000	WPX Energy, Inc., 5.25%, 10/15/27, Callable 10/15/22 @ 102.63	69,306

		24,639,891

Principal Amount		Value
Corporate Bonds, continued
Paper & Forest Products (0.0%†):
$70,000	Mercer International, Inc., 5.13%, 2/1/29, Callable 2/1/24 @ 102.56(b)	$72,362

Pharmaceuticals (0.4%):
180,000	Bausch Health Americas, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(b)	199,350
150,000	Bausch Health Cos, Inc., 5.25%, 1/30/30, Callable 1/30/25 @ 102.63(b)	150,562
170,000	Catalent Pharma Solutions, Inc., 3.13%, 2/15/29, Callable 2/15/24 @ 101.56(b)	163,625
87,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	88,025
275,000	Elanco Animal Health, Inc., 5.27%, 8/28/23, Callable 7/28/23 @ 100	295,916
116,000	Elanco Animal Health, Inc., 5.90%, 8/28/28, Callable 5/28/28 @ 100	131,660
187,000	Upjohn, Inc., 1.13%, 6/22/22(b)	188,092
60,000	Upjohn, Inc., 1.65%, 6/22/25, Callable 5/22/25 @ 100(b)	60,193
305,000	Upjohn, Inc., 2.70%, 6/22/30, Callable 3/22/30 @ 100(b)	300,696
133,000	Upjohn, Inc., 3.85%, 6/22/40, Callable 12/22/39 @ 100(b)	135,717

		1,713,836

Professional Services (0.1%):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	61,800
54,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 4/10/21 @ 100(b)	54,000
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/1/28, Callable 10/1/23 @ 102.81(b)	131,094
125,000	Nielsen Finance LLC/Nielsen Finance Co., 5.88%, 10/1/30, Callable 10/1/25 @ 102.94(b)	135,000
105,000	TriNet Group, Inc., 3.50%, 3/1/29, Callable 3/1/24 @ 101.75(b)	101,718

		483,612

Real Estate Management & Development (0.1%):
301,000	CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	292,769
70,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29, Callable 1/15/24 @ 102.88(b)	69,038
275,000	Vertical US Newco, Inc., 5.25%, 7/15/27, Callable 7/15/23 @ 102.63(b)	287,719

		649,526

Semiconductors & Semiconductor Equipment (0.6%):
92,000	Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27 @ 100^(b)	88,958
899,000	Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30 @ 100(b)	847,651
797,000	Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b)	739,837
633,000	Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40 @ 100(b)	601,224
297,000	Broadcom, Inc., 3.75%, 2/15/51, Callable 8/15/50 @ 100(b)	282,753

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$125,000	Entegris, Inc., 4.38%, 4/15/28, Callable 4/15/23 @ 102.19(b)	$129,062
75,000	ON Semiconductor Corp., 3.88%, 9/1/28, Callable 9/1/23 @ 101.94(b)	77,250

		2,766,735

Software (0.5%):
60,000	Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable 6/1/22 @ 103.56(b)	64,350
225,000	CDK Global, Inc., 5.88%, 6/15/26	232,875
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	37,100
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(b)	215,719
351,000	Oracle Corp., 1.65%, 3/25/26, Callable 2/25/26 @ 100	353,193
555,000	Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28 @ 100	560,238
690,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	699,106
240,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/20/21 @ 101.25(b)	243,000

		2,405,581

Specialty Retail (0.3%):
47,000	AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	53,859
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	78,440
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	367,467
165,000	Carvana Co., 5.88%, 10/1/28, Callable 10/1/23 @ 104.41(b)	170,252
80,000	L Brands, Inc., 7.50%, 6/15/29, Callable 6/15/24 @ 103.75	91,000
220,000	L Brands, Inc., 6.63%, 10/1/30, Callable 10/1/25 @ 103.31(b)	249,425
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	276,453
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	83,197
30,000	Party City Holdings, Inc., 8.75%, 2/15/26, Callable 8/15/23 @ 104.38^(b)	30,900
20,000	Rent-A-Center, Inc., 6.38%, 2/15/29, Callable 2/15/24 @ 103.19(b)	21,100

		1,422,093

Technology Hardware, Storage & Peripherals (0.2%):
400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(b)	437,110
81,000	Dell International LLC/EMC Corp., 5.85%, 7/15/25, Callable 6/15/25 @ 100(b)	94,368
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	152,161
148,000	Dell International LLC/EMC Corp., 6.10%, 7/15/27, Callable 5/15/27 @ 100(b)	177,864

Principal Amount		Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals, continued
$128,000	Dell International LLC/EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100(b)	$158,668

		1,020,171

Textiles, Apparel & Luxury Goods (0.0%†):
70,000	Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26 @ 101.75(b)	67,550

Tobacco (0.5%):
452,000	Altria Group, Inc., 4.25%, 8/9/42	457,958
302,000	Altria Group, Inc., 4.50%, 5/2/43	315,479
262,000	Altria Group, Inc., 5.38%, 1/31/44	305,195
108,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	134,079
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	212,031
600,000	Reynolds American, Inc., 7.25%, 6/15/37	771,448
70,000	Turning Point Brands, Inc., 5.63%, 2/15/26, Callable 2/15/23 @ 102.81(b)	72,538

		2,268,728

Trading Companies & Distributors (0.2%):
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	505,321
393,000	Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25 @ 100	414,964
40,000	Foundation Building Materials, Inc., 6.00%, 3/1/29, Callable 3/1/24 @ 103(b)	39,400

		959,685

Wireless Telecommunication Services (0.7%):
200,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(b)	203,250
445,000	Sprint Capital Corp., 8.75%, 3/15/32	658,044
500,000	Sprint Communications, Inc., 6.88%, 11/15/28	630,000
135,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	137,025
380,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(b)	415,115
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	68,575
70,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 101.69	70,525
725,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(b)	787,041
82,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(b)	90,540
161,000	T-Mobile USA, Inc., 4.50%, 4/15/50, Callable 10/15/49 @ 100(b)	178,495

		3,238,610

Total Corporate Bonds (Cost $159,798,998)		170,269,941

Yankee Dollars (11.8%):
Aerospace & Defense (0.2%):
280,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/10/21 @ 100(b)	279,300
320,000	Bombardier, Inc., 6.13%, 1/15/23(b)	331,200
15,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 5/10/21 @ 105.63(b)	14,981

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Aerospace & Defense, continued
$65,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 5/10/21 @ 102.5(b)	$63,863

		689,344

Banks (2.8%):
874,000	Barclays plc, 4.38%, 1/12/26	970,180
503,000	Barclays plc, 2.85%(US0003M+245bps), 5/7/26, Callable 5/7/25 @ 100	523,731
580,000	Barclays plc, 5.09%(US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	654,533
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	206,579
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	875,486
205,000	HSBC Holdings plc, 4.25%, 3/14/24	222,748
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	217,500
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,320,125
535,000	NatWest Markets plc, 2.38%, 5/21/23(b)	554,979
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,124,384
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	912,218
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	391,951
286,000	Royal Bank of Scotland Group plc, 3.07%(H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100	297,143
513,000	Societe Generale SA, 1.49%(H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(b)	502,878
454,000	UniCredit SpA, 6.57%, 1/14/22(b)	472,949
289,000	Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100	308,328

		12,555,712

Capital Markets (1.8%):
788,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(b)	816,370
602,000	Credit Suisse Group AG, 4.19%(SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100(b)	650,032
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,043,208
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,244,715
720,000	Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25	774,072
742,000	Deutsche Bank AG, 5.00%, 2/14/22	768,118
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,335,360
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,556,411

		8,188,286

Chemicals (0.2%):
25,000	Consolidated Energy Finance SA, 3.93%(US0003M+375bps), 6/15/22, Callable 4/20/21 @ 100(b)	24,781

Principal Amount		Value
Yankee Dollars, continued
Chemicals, continued
$25,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 5/10/21 @ 105.16(b)	$25,438
240,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88^(b)	240,600
195,000	Methanex Corp., 5.13%, 10/15/27, Callable 4/15/27 @ 100	199,387
95,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	97,969
75,000	Methanex Corp., 5.65%, 12/1/44, Callable 6/1/44 @ 100	74,143
265,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 5/10/21 @ 102.88(b)	271,294

		933,612

Containers & Packaging (0.1%):
25,000	Intelligent Packaging, Ltd. Finco Inc./Intelligent Packaging, Ltd. Co-Issuer LLC, 6.00%, 9/15/28, Callable 9/15/22 @ 103(b)	25,813
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	267,750
95,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(b)	103,075

		396,638

Diversified Consumer Services (0.1%):
325,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(b)	335,156

Diversified Financial Services (0.9%):
455,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(b)	472,631
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	196,750
306,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(b)	322,448
725,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	772,125
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	2,221,290
305,000	Vmed O2 UK Financing I plc, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(b)	296,231

		4,281,475

Diversified Telecommunication Services (0.3%):
585,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	608,400
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(b)	355,469
270,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(b)	265,612
185,000	Altice France SA, 5.13%, 1/15/29, Callable 9/15/23 @ 102.56(b)	186,850
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(b)	41,950

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$80,000	Telecom Italia SpA, 6.00%, 9/30/34	$90,300

		1,548,581

Energy Equipment & Services (0.0%†):
160,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(b)	147,200

Hotels, Restaurants & Leisure (0.1%):
55,000	1011778 BC ULC New Red Finance, Inc., 5.75%, 4/15/25, Callable 4/15/22 @ 102.88(b)	58,434

330,000	1011778 BC ULC New Red Finance, Inc., 4.00%, 10/15/30, Callable 10/15/25 @ 102(b)	318,450
75,000	Melco Resorts Finance, Ltd., 5.75%, 7/21/28, Callable 7/21/23 @ 102.88(b)	79,500
65,000	Melco Resorts Finance, Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(b)	68,737
130,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(b)	134,875

		659,996

Insurance (0.2%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	494,700
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(b)	226,000

		720,700

Marine (0.0%†):
120,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.25%, 8/15/22, Callable 5/10/21 @ 100(b)	113,100

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	259,062
70,000	Ziggo BV, 4.88%, 1/15/30, Callable 10/15/24 @ 102.44(b)	71,400
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	122,100

		452,562

Metals & Mining (0.1%):
395,000	First Quantum Minerals, Ltd., 6.88%, 3/1/26, Callable 5/10/21 @ 105.16(b)	408,825
55,000	First Quantum Minerals, Ltd., 6.88%, 10/15/27, Callable 10/15/23 @ 103.44(b)	58,919
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	5,325
35,000	Hudbay Minerals, Inc., 4.50%, 4/1/26, Callable 4/1/23 @ 102.25(b)	36,181
105,000	Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109^(b)	104,869

		614,119

Multi-Utilities (0.2%):
705,000	InterGen NV, 7.00%, 6/30/23, Callable 5/10/21 @ 101.17(b)	682,969

Oil, Gas & Consumable Fuels (2.2%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	373,504

Principal Amount		Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	$670,068
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(b)	118,306
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25^(b)	217,556
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	239,095
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	242,675
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/10/21 @ 101.15(b)	340,850
300,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	312,750
163,000	Petrobras Global Finance BV, 5.09%, 1/15/30	168,298
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44	3,065,165
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100	1,526,413
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,370,997
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	432,194
70,000	Teine Energy, Ltd., 6.88%, 4/15/29, Callable 4/15/24 @ 103.44(b)	70,437

		10,148,308

Pharmaceuticals (0.3%):
115,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 5/10/21 @ 102.75(b)	118,019
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	687,231
126,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	125,685
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	190,284
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 5/10/21 @ 102.04(b)	207,050

		1,328,269

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	95,475

Sovereign Bond (1.6%):
415,000	Abu Dhabi Government International Bond, 3.13%, 4/16/30(b)	443,620
355,000	Abu Dhabi Government International Bond, 3.88%, 4/16/50(b)	382,304
56,434	Argentine Republic Government International Bond, 1.00%, 7/9/29, Callable 5/10/21 @ 100	20,246
513,757	Argentine Republic Government International Bond, 0.13%, 7/9/30, Callable 5/10/21 @ 100	171,466
941,242	Argentine Republic Government International Bond, 0.13%, 7/9/35, Callable 5/10/21 @ 100	277,666

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$355,000	Chile Government International Bond, 2.45%, 1/31/31, Callable 10/31/30 @ 100	$354,791
400,000	Corp. Andina de Fomento, 2.38%, 5/12/23	413,650
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,475,040
250,000	Dominican Republic, 6.00%, 7/19/28(b)	281,250
600,000	Indonesia Government International Bond, 3.85%, 10/15/30	658,521
600,000	Indonesia Government International Bond, 4.20%, 10/15/50	657,035
230,000	Qatar Government International Bond, 3.40%, 4/16/25(b)	249,574
490,000	Qatar Government International Bond, 3.75%, 4/16/30(b)	546,545
470,000	Qatar Government International Bond, 4.40%, 4/16/50(b)	541,626
250,000	Saudi Government International Bond, 2.90%, 10/22/25(b)	264,545
230,000	Saudi Government International Bond, 3.25%, 10/22/30(b)	241,655
200,000	Saudi Government International Bond, 4.50%, 4/22/60(b)	223,132

		7,202,666

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	216,169
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	223,752

		439,921

Trading Companies & Distributors (0.2%):
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	447,938
217,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	252,569
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	272,610

		973,117

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	357,225
630,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	700,087
135,000	Millicom International Cellular SA, 4.50%, 4/27/31, Callable 4/27/26 @ 102.25(b)	139,725

		1,197,037

Total Yankee Dollars (Cost $51,907,839)		53,704,243

Municipal Bonds (1.2%):
California (0.2%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,371
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	700,842

		716,213

Principal Amount		Value
Municipal Bonds, continued
Illinois (0.9%):
$310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	$418,333
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	332,008
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	379,594
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	515,312
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,401,529
88,636	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	91,599
44,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	44,449

		4,182,824

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, Series A, 7.43%, 2/15/29	644,480

Total Municipal Bonds (Cost $5,006,967)		5,543,517

U.S. Government Agency Mortgages (11.7%):
Federal Home Loan Mortgage Corporation (3.5%):
36,118	2.50%, 6/1/31, Pool #G18604	37,761
57,129	2.50%, 7/1/31, Pool #V61246	59,786
99,490	2.50%, 8/1/31, Pool #V61273	104,083
363,851	3.50%, 3/1/32, Pool #C91403	390,513
1,041,390	3.50%, 7/1/32, Pool #C91467	1,117,803
10,395	2.50%, 8/1/32, Pool #G18654	10,864
11,463	2.50%, 11/1/32, Pool #G18665	11,979
333,866	2.50%, 12/1/32, Pool #G18669	348,906
56,578	2.50%, 3/1/33, Pool #G18680	59,003
136,433	3.00%, 4/1/33, Pool #G18684	144,322
42,947	3.00%, 4/1/33, Pool #K90336	45,884
19,519	2.50%, 4/1/33, Pool #G18683	20,356
11,297	2.50%, 5/1/33, Pool #G18687	11,758
55,453	3.00%, 6/1/33, Pool #K90684	59,239
109,902	3.00%, 6/1/33, Pool #K90632	117,445
47,287	3.00%, 6/1/33, Pool #C91709	50,532
169,958	4.00%, 6/1/33, Pool #G30718	184,773
81,172	3.00%, 6/1/33, Pool #K90806	86,737
214,366	3.00%, 7/1/33, Pool #C91714	229,062
225,119	2.50%, 7/1/33, Pool #G16661	235,192
359,256	3.50%, 11/1/33, Pool #G16677	390,182
307,850	3.50%, 2/1/34, Pool #G16752	330,258
50,931	3.00%, 4/1/34, Pool #G16829	54,349
413,620	3.50%, 10/1/34, Pool #C91793	444,472
785,046	4.00%, 5/1/37, Pool #C91938	859,546
1,246,145	5.00%, 2/1/38, Pool #G60365	1,422,780
49,097	3.50%, 4/1/40, Pool #V81744	52,575
63,602	3.50%, 5/1/40, Pool #V81750	68,097
94,446	3.50%, 6/1/40, Pool #V81792	101,121
44,900	3.50%, 8/1/40, Pool #V81886	48,073
25,843	3.50%, 9/1/40, Pool #V81958	27,669
43,258	4.50%, 1/1/41, Pool #A96051	47,276
438,437	4.00%, 1/1/41, Pool #A96413	481,344
332,714	4.00%, 2/1/41, Pool #A96807	365,375
46,280	4.50%, 3/1/41, Pool #A97673	51,455
72,093	4.50%, 4/1/41, Pool #A97942	80,682
234,132	5.00%, 6/1/41, Pool #G06596	266,136
917,035	4.50%, 1/1/42, Pool #G60517	1,018,823
36,093	4.00%, 11/1/42, Pool #Q13121	39,236
105,770	3.00%, 12/1/42, Pool #C04320	112,935
55,436	4.00%, 5/1/43, Pool #Q18481	61,012

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$36,812	4.00%, 7/1/43, Pool #Q19597	$40,584
43,042	4.00%, 10/1/43, Pool #Q22499	47,456
128,666	3.50%, 1/1/44, Pool #G60271	140,805
256,972	3.50%, 1/1/44, Pool #G07922	281,851
58,359	4.00%, 1/1/44, Pool #V80950	63,063
219,545	4.00%, 1/1/45, Pool #Q30720	238,769
152,814	4.00%, 2/1/45, Pool #G07949	167,935
37,586	3.50%, 3/1/45, Pool #Q32328	40,704
41,928	3.50%, 3/1/45, Pool #Q31974	45,414
72,618	3.50%, 3/1/45, Pool #Q32008	78,620
190,713	3.50%, 5/1/45, Pool #Q33547	206,987
29,412	3.00%, 5/1/45, Pool #Q33468	31,215
38,325	3.50%, 6/1/45, Pool #Q33791	41,607
233,989	3.50%, 6/1/45, Pool #Q34164	253,957
—	3.50%, 6/1/45, Pool #Q34311	—
171,336	3.00%, 6/1/45, Pool #Q34156	181,865
41,141	3.00%, 7/1/45, Pool #Q34759	43,769
14,564	3.00%, 7/1/45, Pool #Q34979	15,589
90,941	4.00%, 8/1/45, Pool #Q35845	101,843
15,580	4.00%, 9/1/45, Pool #Q37853	17,160
262,687	3.50%, 11/1/45, Pool #Q37467	284,358
10,101	4.00%, 11/1/45, Pool #Q38812	11,107
4,634	4.00%, 2/1/46, Pool #Q38879	5,127
22,047	4.00%, 2/1/46, Pool #Q38783	24,163
14,163	4.00%, 2/1/46, Pool #Q38782	15,614
49,347	4.00%, 4/1/46, Pool #V82292	54,383
10,012	4.00%, 4/1/46, Pool #Q39975	11,041
309,366	3.50%, 5/1/46, Pool #G60553	335,637
89,959	3.50%, 5/1/46, Pool #Q40647	97,763
98,547	3.50%, 5/1/46, Pool #G60603	106,811
279,079	3.50%, 9/1/46, Pool #Q43257	302,552
10,664	4.00%, 9/1/47, Pool #Q50433	11,642
16,728	4.00%, 10/1/47, Pool #Q51189	18,263
16,272	4.00%, 2/1/48, Pool #Q54192	17,804
188,806	3.50%, 3/1/48, Pool #G67710	204,590
248,710	4.00%, 5/1/48, Pool #Q55992	271,529
695,389	4.00%, 6/1/48, Pool #G67713	765,294
81,326	4.00%, 7/1/48, Pool #Q59935	89,606
184,387	3.50%, 5/1/49, Pool #Q63646	198,773
533,713	2.50%, 6/1/50, Pool #RA2645	548,833
676,629	2.50%, 11/1/50, Pool #SD7530	699,155

		15,762,632

Federal National Mortgage Association (5.4%):
197,392	2.50%, 6/1/29, Pool #MA3734	205,815
85,817	2.50%, 9/1/31, Pool #AS8012	89,840
402,827	3.00%, 4/1/32, Pool #BD9809	431,002
189,083	3.00%, 9/1/32, Pool #BM5110	201,233
463,603	2.50%, 12/1/32, Pool #CA3748	484,349
556,876	3.00%, 12/1/32, Pool #BM5345	596,736
30,238	3.00%, 3/1/33, Pool #BM4614	32,490
40,917	3.00%, 5/1/33, Pool #AT3000	43,509
41,477	3.00%, 6/1/33, Pool #AT6090	44,089
204,801	3.00%, 7/1/33, Pool #MA1490	217,676
3,133	4.50%, 7/1/33, Pool #729327	3,460
1,304	4.50%, 7/1/33, Pool #720240	1,464
2,840	4.50%, 8/1/33, Pool #727029	3,195
4,093	4.50%, 8/1/33, Pool #727160	4,592
27,021	4.50%, 8/1/33, Pool #729380	30,316
13,728	4.50%, 8/1/33, Pool #726928	15,419
4,477	4.50%, 8/1/33, Pool #729713	5,023
5,687	4.50%, 8/1/33, Pool #723124	6,386
9,531	4.50%, 8/1/33, Pool #726956	10,699
8,659	4.50%, 9/1/33, Pool #734922	9,716
22,497	4.50%, 9/1/33, Pool #727147	25,262
29,269	4.50%, 12/1/33, Pool #AL5321	32,829

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$31,814	3.50%, 1/1/34, Pool #AS1406	$34,265
11,707	3.50%, 1/1/34, Pool #AS1614	12,607
81,783	3.50%, 1/1/34, Pool #AS1611	88,044
54,895	3.50%, 1/1/34, Pool #AS1612	59,097
601,070	2.50%, 6/1/34, Pool #BN7572	629,864
570,158	3.50%, 9/1/34, Pool #FM1577	614,937
379,584	3.50%, 9/1/34, Pool #FM1578	410,749
257,301	3.50%, 10/1/34, Pool #FM1579	276,672
25,165	6.00%, 10/1/34, Pool #AL2130	29,520
52,107	4.50%, 9/1/35, Pool #AB8198	58,449
490,815	6.00%, 5/1/36, Pool #745512	569,786
240,282	6.00%, 1/1/37, Pool #932030	273,612
45,375	6.00%, 3/1/37, Pool #889506	53,473
62,957	6.00%, 1/1/38, Pool #889371	75,430
184,852	5.00%, 2/1/38, Pool #310165	211,132
22,606	6.00%, 3/1/38, Pool #889219	26,664
11,156	6.00%, 7/1/38, Pool #889733	12,985
76,014	4.50%, 3/1/39, Pool #AB0051	85,329
342,347	4.50%, 4/1/39, Pool #AB0043	384,066
326,615	5.00%, 6/1/39, Pool #AL7521	373,017
124,140	5.00%, 6/1/39, Pool #AL7550	141,773
196,031	2.50%, 8/1/39, Pool #MA3761	202,086
31,521	4.50%, 11/1/39, Pool #AC5442	34,964
89,871	6.00%, 5/1/40, Pool #AL2129	106,069
46,062	4.00%, 12/1/40, Pool #AA4757	50,872
45,335	4.50%, 2/1/41, Pool #AH5580	51,149
7,040	6.00%, 1/1/42, Pool #AL2128	8,125
205,116	2.50%, 2/1/43, Pool #AB8465	210,735
53,211	4.00%, 10/1/43, Pool #BM1167	58,888
246,355	4.50%, 3/1/44, Pool #AL5082	274,559
258,469	5.00%, 11/1/44, Pool #AL7307	295,124
11,943	4.00%, 12/1/44, Pool #AY0045	13,127
111,560	4.00%, 12/1/44, Pool #AX8459	123,260
24,682	4.00%, 12/1/44, Pool #AW9502	27,131
189,249	4.00%, 3/1/45, Pool #AL6541	208,936
33,286	4.00%, 5/1/45, Pool #AZ1876	36,552
104,700	4.00%, 5/1/45, Pool #AZ1207	114,960
67,667	3.00%, 5/1/45, Pool #AS4972	71,786
92,009	4.00%, 6/1/45, Pool #AY8126	101,017
228,178	4.00%, 6/1/45, Pool #AY8096	250,294
35,669	5.00%, 6/1/45, Pool #AZ3448	41,692
23,475	4.00%, 6/1/45, Pool #AZ2719	25,778
45,247	4.00%, 6/1/45, Pool #AZ3341	49,718
180,823	4.00%, 7/1/45, Pool #AZ0833	198,564
420,730	3.50%, 7/1/45, Pool #AZ0814	451,650
142,735	4.00%, 7/1/45, Pool #AZ1783	156,570
26,436	3.00%, 8/1/45, Pool #AZ3728	28,052
64,640	3.00%, 8/1/45, Pool #AZ8288	68,583
149,935	3.00%, 8/1/45, Pool #AS5634	159,012
84,004	4.00%, 10/1/45, Pool #AL7413	92,498
452,329	4.00%, 10/1/45, Pool #AL7593	498,124
30,233	4.00%, 11/1/45, Pool #AZ0560	33,164
57,190	4.00%, 12/1/45, Pool #BA6404	62,734
9,776	4.00%, 12/1/45, Pool #BC0997	10,723
33,836	4.00%, 12/1/45, Pool #AS6350	37,253
685,797	4.00%, 2/1/46, Pool #BC1578	747,192
52,612	4.50%, 2/1/46, Pool #BM5199	58,796
24,285	4.00%, 4/1/46, Pool #BC7809	26,768
31,119	4.00%, 4/1/46, Pool #BC3920	34,325
391,025	3.50%, 5/1/46, Pool #BC0880	421,383
9,779	4.00%, 5/1/46, Pool #BC2276	10,785
224,052	4.00%, 6/1/46, Pool #BC0960	244,110
325,054	4.00%, 6/1/46, Pool #AL9282	354,154
153,372	4.00%, 7/1/46, Pool #BC1443	169,563
49,467	4.00%, 7/1/46, Pool #BC6148	53,895

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$53,497	4.50%, 8/1/46, Pool #AL9111	$59,555
64,183	4.00%, 8/1/46, Pool #BD1451	69,929
41,324	4.00%, 9/1/46, Pool #BD1489	45,023
171,266	4.00%, 9/1/46, Pool #BC2843	189,396
28,914	4.00%, 10/1/46, Pool #BD7599	31,525
151,258	3.50%, 10/1/46, Pool #AL9285	162,049
505,529	3.50%, 12/1/46, Pool #BC9077	544,813
98,295	3.50%, 2/1/47, Pool #BE5696	105,818
1,757,537	4.00%, 2/1/47, Pool #AL9779	1,960,439
740,929	4.50%, 2/1/47, Pool #AL9846	814,745
10,573	4.00%, 6/1/47, Pool #BH4269	11,552
43,528	3.00%, 8/1/49, Pool #CA4017	45,731
580,428	4.50%, 9/1/49, Pool #FM1534	648,554
142,539	3.50%, 11/1/49, Pool #CA4557	152,851
698,697	4.00%, 11/1/49, Pool #CA4628	763,022
173,812	3.00%, 2/1/50, Pool #CA5126	183,047
5,007,061	3.00%, 7/1/50, Pool #FM3241	5,255,249
424,705	2.50%, 8/1/50, Pool #SD0430	438,045
50,000	2.00%, 4/25/51, TBA	49,852
150,000	2.00%, 5/25/51, TBA	149,297

		24,871,783

Government National Mortgage Association (2.8%):
8,862	5.00%, 6/15/34, Pool #629493	10,072
4,083	5.00%, 3/15/38, Pool #676766	4,638
1,920	5.00%, 4/15/38, Pool #672672	2,153
8,135	5.00%, 8/15/38, Pool #687818	9,241
71,857	5.00%, 1/15/39, Pool #705997	82,518
883	5.00%, 3/15/39, Pool #697946	1,014
145,576	5.00%, 3/15/39, Pool #646746	168,139
151,312	4.00%, 10/15/40, Pool #783143	166,670
42,803	4.00%, 10/20/40, Pool #G24833	47,073
126,382	4.00%, 1/20/41, Pool #4922	138,974
341,362	4.50%, 3/20/41, Pool #4978	379,211
119,962	4.50%, 5/20/41, Pool #005055	133,119
252,847	4.00%, 5/20/41, Pool #5054	278,125
109,417	4.50%, 6/15/41, Pool #366975	124,870
78,568	4.50%, 6/20/41, Pool #005082	87,289
284,021	4.00%, 10/20/41, Pool #5203	316,400
312,624	3.50%, 12/20/41, Pool #5258	340,830
554,778	4.00%, 1/20/42, Pool #5280	618,041
378,707	3.50%, 10/20/42, Pool #MA0462	412,304
191,980	3.00%, 12/20/42, Pool #MA0624	204,174
278,703	3.00%, 12/20/42, Pool #AA5872	291,572
33,755	3.00%, 1/20/43, Pool #MA0698	35,142
1,903,611	3.50%, 1/20/43, Pool #MA0699	2,058,345
425,044	3.50%, 2/20/43, Pool #MA0783	462,699
53,284	3.50%, 3/20/43, Pool #AD8884	57,643
69,393	3.00%, 3/20/43, Pool #AD8812	75,571
172,637	3.00%, 3/20/43, Pool #AA6146	188,807
53,941	3.50%, 4/20/43, Pool #AD9075	58,352
23,073	3.50%, 4/20/43, Pool #AB9891	24,969
342,636	3.50%, 4/20/43, Pool #783976	373,265
5,370	4.00%, 7/20/44, Pool #MA2074	5,902
80,892	4.00%, 5/20/45, Pool #MA2893	88,763
124,555	4.00%, 8/20/45, Pool #MA3035	136,675
4,785	4.00%, 9/20/45, Pool #MA3106	5,250
5,013	4.00%, 10/20/45, Pool #MA3174	5,501
5,703	4.00%, 12/20/45, Pool #MA3311	6,258
5,616	4.00%, 1/20/46, Pool #MA3377	6,163
223,595	4.00%, 4/15/46, Pool #784232	248,880
340,845	4.00%, 5/20/46, Pool #MA3664	372,876
31,770	3.50%, 7/20/46, Pool #784391	34,081
22,239	3.00%, 10/20/46, Pool #MA4003	23,458
1,122,035	3.00%, 12/20/46, Pool #MA4126	1,184,807
112,478	4.00%, 1/15/47, Pool #AX5831	121,364

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$149,258	4.00%, 1/15/47, Pool #AX5857	$161,049
356,327	3.00%, 1/20/47, Pool #MA4195	375,862
204,291	3.00%, 2/20/47, Pool #MA4261	215,243
48,044	4.00%, 3/20/47, Pool #MA4322	52,152
49,544	4.00%, 4/20/47, Pool #MA4383	53,780
286,063	4.00%, 4/20/47, Pool #784303	305,724
310,056	4.00%, 4/20/47, Pool #784304	331,362
31,284	4.00%, 5/20/47, Pool #MA4452	33,960
—	4.50%, 6/20/47, Pool #MA4512	—
131,670	4.00%, 6/20/47, Pool #MA4511	143,248
137,989	4.00%, 4/20/48, Pool #BG3507	148,577
132,076	4.00%, 4/20/48, Pool #BG7744	142,227
133,948	3.00%, 6/20/50, Pool #MA6710	139,651
445,194	3.00%, 7/20/50, Pool #MA6766	463,475
146,254	3.50%, 11/20/50, Pool #MA6997	154,470
200,000	2.50%, 4/20/51, TBA	206,125
500,000	2.00%, 4/20/51, TBA	504,297
100,000	2.00%, 5/20/51, TBA	100,688

		12,923,088

Total U.S. Government Agency Mortgages (Cost $51,648,716)		53,557,503

U.S. Treasury Obligations (25.5%):
U.S. Treasury Bonds (8.1%):
2,566,000	1.13%, 5/15/40	2,088,483
11,313,000	3.00%, 2/15/47	12,624,601
24,829,000	1.88%, 2/15/51	21,946,508

		36,659,592

U.S. Treasury Inflation Index Bonds (1.2%):
3,478,681	0.75%, 2/15/45	4,008,091
87,534	1.00%, 2/15/46	106,751
1,060,178	1.00%, 2/15/49	1,320,928

		5,435,770

U.S. Treasury Inflation Index Notes (1.2%):
2,151,708	0.13%, 7/15/26	2,350,728
2,092,356	0.88%, 1/15/29	2,397,380
971,366	0.25%, 7/15/29	1,068,345

		5,816,453

U.S. Treasury Notes (15.0%):
2,034,000	2.13%, 7/31/24	2,146,506
19,438,000	0.25%, 7/31/25	19,006,719
4,710,000	0.38%, 12/31/25	4,598,137
7,700,000	0.38%, 1/31/26	7,505,094
9,253,000	0.75%, 3/31/26	9,167,699
3,535,600	1.63%, 9/30/26	3,639,458
10,369,000	1.25%, 3/31/28	10,253,969
7,629,000	0.88%, 11/15/30	7,049,673
5,643,000	1.13%, 2/15/31	5,326,463

		68,693,718

Total U.S. Treasury Obligations (Cost $122,372,986)		116,605,533

Short-Term Securities Held as Collateral for Securities on Loan (0.8%):
3,635,906	BlackRock Liquidity FedFund, Institutional Class, 0.07%(e)(f)	3,635,906

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,635,906)		3,635,906

Shares		Value
Unaffiliated Investment Companies (2.1%):
Money Markets (2.1%):

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Unaffiliated Investment Companies, continued
9,796,282	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(f)	$9,796,282

Total Unaffiliated Investment Companies (Cost $9,796,282)		9,796,282

Total Investment Securities (Cost $451,206,582) - 100.8%		460,687,898
Net other assets (liabilities) - (0.8)%		(3,905,884)

Net Assets - 100.0%		$456,782,014

Percentages indicated are based on net assets as of March 31, 2021.

GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $3,486,756.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.47% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2021.

(d)	Defaulted bond.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(f)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

Country	Percentage

Argentina	0.1%
Australia	0.2%
Brazil	—%	†
Canada	1.0%
Cayman Islands	1.1%
Chile	0.3%
Colombia	—%	†
Dominican Republic	0.4%
France	0.3%
Germany	0.8%
Greece	—%	†
Guernsey	0.7%
Hong Kong	0.1%
Indonesia	0.2%
Ireland	0.5%
Italy	0.5%
Luxembourg	0.6%
Mexico	0.9%
Netherlands	1.6%
Peru	—%	†
Qatar	0.3%
Saudi Arabia	0.2%
Supernational	0.1%
Switzerland	0.3%
United Arab Emirates	0.3%
United Kingdom	1.9%
United States	87.6%
Zambia	—%	†

	100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Securities Sold Short (-0.8%):

At March 31, 2021, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Value
U.S. Government Agency Mortgages
Federal National Mortgage Association

Federal National Mortgage Association, TBA	3.00%	4/25/51	$(3,300,000)	$(3,457,266)	$(3,435,609)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks+ (99.9%):
Aerospace & Defense (1.5%):
3,009	Boeing Co. (The)*	$766,453
961	HEICO Corp.	120,894
11,356	Raytheon Technologies Corp.	877,478
542	Teledyne Technologies, Inc.*	224,198
490	TransDigm Group, Inc.*	288,081

		2,277,104

Air Freight & Logistics (0.6%):
4,446	United Parcel Service, Inc., Class B	755,775
749	XPO Logistics, Inc.*	92,352

		848,127

Airlines (0.4%):
3,499	Alaska Air Group, Inc.*	242,166
8,287	JetBlue Airways Corp.*	168,558
2,991	United Airlines Holdings, Inc.*	172,102

		582,826

Auto Components (0.1%):
725	Autoliv, Inc.*	67,280
2,418	Cooper Tire & Rubber Co.	135,360

		202,640

Automobiles (2.0%):
30,752	Ford Motor Co.*	376,712
6,922	General Motors Co.*	397,738
3,383	Tesla, Inc.*	2,259,607

		3,034,057

Banks (4.8%):
5,229	Associated Banc-Corp.	111,587
51,634	Bank of America Corp.	1,997,719
12,440	Citigroup, Inc.	905,010
21,836	Huntington Bancshares, Inc.	343,262
18,107	JPMorgan Chase & Co.	2,756,429
2,161	Old National Bancorp	41,794
346	Signature Bank	78,231
22,448	Wells Fargo & Co.	877,043

		7,111,075

Beverages (1.4%):
8,164	Keurig Dr Pepper, Inc.	280,597
5,144	Monster Beverage Corp.*	468,567
9,134	PepsiCo, Inc.	1,292,004

		2,041,168

Biotechnology (1.9%):
9,965	AbbVie, Inc.	1,078,412
3,435	Amgen, Inc.	854,662
1,116	Biogen, Inc.*	312,201
342	Exact Sciences Corp.*	45,069
701	Ionis Pharmaceuticals, Inc.*	31,517
425	Seagen, Inc.*	59,016
2,334	Vertex Pharmaceuticals, Inc.*	501,553

		2,882,430

Building Products (0.3%):
7,335	Carrier Global Corp.	309,684
411	Lennox International, Inc.	128,063

		437,747

Capital Markets (2.0%):
8,888	Charles Schwab Corp. (The)	579,320
297	FactSet Research Systems, Inc.	91,651
5,086	Intercontinental Exchange, Inc.	568,005
11,396	Morgan Stanley	885,013
843	MSCI, Inc.	353,453
1,420	S&P Global, Inc.	501,075

		2,978,517

Chemicals (1.7%):
1,720	Ashland Global Holdings, Inc.	152,684
2,141	Celanese Corp.	320,743

Shares		Value
Common Stocks+, continued
Chemicals, continued
7,489	Corteva, Inc.	$349,137
6,300	Dow, Inc.	402,822
2,818	Eastman Chemical Co.	310,318
638	Ingevity Corp.*	48,188
3,473	LyondellBasell Industries NV, Class A	361,366
4,001	Mosaic Co. (The)	126,472
3,215	Olin Corp.	122,074
1,952	RPM International, Inc.	179,291
3,968	Valvoline, Inc.	103,446

		2,476,541

Commercial Services & Supplies (0.7%):
2,471	Copart, Inc.*	268,375
1,610	Waste Connections, Inc.	173,848
4,946	Waste Management, Inc.	638,133

		1,080,356

Communications Equipment (1.0%):
27,555	Cisco Systems, Inc.	1,424,869

Construction Materials (0.2%):
999	Martin Marietta Materials, Inc.	335,484

Consumer Finance (0.6%):
2,467	Ally Financial, Inc.	111,533
3,643	Discover Financial Services	346,049
9,273	Synchrony Financial	377,040

		834,622

Containers & Packaging (0.6%):
1,512	Avery Dennison Corp.	277,679
1,761	Crown Holdings, Inc.	170,887
2,552	Sonoco Products Co.	161,542
5,265	WestRock Co.	274,043

		884,151

Distributors (0.2%):
2,162	Genuine Parts Co.	249,906

Diversified Consumer Services (0.1%):
1,395	Service Corp. International	71,215

Diversified Financial Services (1.9%):
10,331	Berkshire Hathaway, Inc., Class B*	2,639,261
2,779	Voya Financial, Inc.	176,855

		2,816,116

Diversified Telecommunication Services (1.5%):
35,778	AT&T, Inc.	1,083,000
2,408	Liberty Global plc, Series C*	61,500
17,516	Verizon Communications, Inc.	1,018,556

		2,163,056

Electric Utilities (0.9%):
6,552	Alliant Energy Corp.	354,856
8,219	American Electric Power Co., Inc.	696,149
4,033	Evergy, Inc.	240,085
315	Hawaiian Electric Industries, Inc.	13,995
3,041	OGE Energy Corp.	98,407

		1,403,492

Electrical Equipment (0.5%):
3,986	Eaton Corp. plc	551,184
1,048	Hubbell, Inc.	195,861

		747,045

Electronic Equipment, Instruments & Components (0.7%):
1,991	CDW Corp.	330,008
7,601	Corning, Inc.	330,720
1,235	Trimble, Inc.*	96,071
675	Zebra Technologies Corp., Class A*	327,496

		1,084,295

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks+, continued
Energy Equipment & Services (0.2%):
9,069	Halliburton Co.	$194,621
3,411	Helmerich & Payne, Inc.	91,960

		286,581

Entertainment (2.1%):
1,649	Live Nation Entertainment, Inc.*	139,588
2,240	Netflix, Inc.*	1,168,518
133	Roku, Inc.*	43,327
9,776	Walt Disney Co. (The)*	1,803,868

		3,155,301

Equity Real Estate Investment Trusts (2.2%):
5,120	American Homes 4 Rent, Class A	170,701
2,858	American Tower Corp.	683,233
1,738	Camden Property Trust	191,024
2,745	CubeSmart	103,843
3,865	Douglas Emmett, Inc.	121,361
7,311	Duke Realty Corp.	306,550
2,920	Equity Lifestyle Properties, Inc.	185,829
5,209	Healthcare Realty Trust, Inc.	157,937
7,032	Invitation Homes, Inc.	224,954
2,018	Kilroy Realty Corp.	132,441
979	Mack-Cali Realty Corp.	15,155
9,086	Medical Properties Trust, Inc.	193,350
2,952	National Retail Properties, Inc.	130,095
4,064	Sabra Health Care REIT, Inc.	70,551
991	Sun Communities, Inc.	148,690
5,382	UDR, Inc.	236,054
1,790	WP Carey, Inc.	126,660

		3,198,428

Food & Staples Retailing (1.5%):
561	Casey’s General Stores, Inc.	121,282
2,825	Costco Wholesale Corp.	995,756
357	US Foods Holding Corp.*	13,609
8,278	Walmart, Inc.	1,124,401

		2,255,048

Food Products (0.8%):
1,909	Bunge, Ltd.	151,326
1,995	Lamb Weston Holdings, Inc.	154,573
14,384	Mondelez International, Inc., Class A	841,895
890	Post Holdings, Inc.*	94,091

		1,241,885

Gas Utilities (0.1%):
190	National Fuel Gas Co.	9,498
1,579	UGI Corp.	64,755

		74,253

Health Care Equipment & Supplies (3.2%):
10,634	Abbott Laboratories	1,274,378
4,717	Baxter International, Inc.	397,832
12,853	Boston Scientific Corp.*	496,768
5,321	Edwards Lifesciences Corp.*	445,048
274	Insulet Corp.*	71,492
934	Intuitive Surgical, Inc.*	690,170
7,690	Medtronic plc	908,420
1,129	Steris plc	215,052
610	Teleflex, Inc.	253,431

		4,752,591

Health Care Providers & Services (2.7%):
1,718	Anthem, Inc.	616,676
9,235	CVS Health Corp.	694,749
2,484	HCA Healthcare, Inc.	467,837
339	Molina Healthcare, Inc.*	79,245
5,385	UnitedHealth Group, Inc.	2,003,597
1,342	Universal Health Services, Inc., Class B	179,009

		4,041,113

Shares		Value
Common Stocks+, continued
Health Care Technology (0.1%):
720	Veeva Systems, Inc., Class A*	$188,093

Hotels, Restaurants & Leisure (1.3%):
3,134	Hilton Grand Vacations, Inc.*	117,494
3,495	Hilton Worldwide Holdings, Inc.*	422,615
4,646	McDonald’s Corp.	1,041,354
1,415	Melco Resorts & Entertainment, Ltd., ADR*	28,173
3,283	Restaurant Brands International, Inc.	213,545
248	Vail Resorts, Inc.*	72,332
4,219	Wendy’s Co. (The)	85,477

		1,980,990

Household Durables (0.3%):
4,173	Newell Brands, Inc.	111,753
71	NVR, Inc.*	334,476
1,009	Toll Brothers, Inc.	57,241

		503,470

Household Products (1.2%):
13,463	Procter & Gamble Co. (The)	1,823,294

Industrial Conglomerates (1.8%):
4,216	3M Co.	812,339
46,407	General Electric Co.	609,324
5,448	Honeywell International, Inc.	1,182,597

		2,604,260

Insurance (2.1%):
12,113	Aflac, Inc.	619,943
52	Alleghany Corp.*	32,567
3,544	Allstate Corp. (The)	407,206
1,295	American Financial Group, Inc.	147,759
2,128	Aon plc, Class A	489,674
2,489	Arch Capital Group, Ltd.*	95,503
3,891	Arthur J. Gallagher & Co.	485,480
3,393	Brown & Brown, Inc.	155,094
1,551	Fidelity National Financial, Inc.	63,064
1,982	Lincoln National Corp.	123,419
208	Markel Corp.*	237,041
595	RenaissanceRe Holdings, Ltd.	95,349
5,054	Unum Group	140,653

		3,092,752

Interactive Media & Services (6.0%):
785	Alphabet, Inc., Class A*	1,619,078
1,863	Alphabet, Inc., Class C*	3,853,858
11,510	Facebook, Inc., Class A*	3,390,040
321	Match Group, Inc.*	44,099
307	Zillow Group, Inc., Class C*	39,800

		8,946,875

Internet & Direct Marketing Retail (4.5%):
1,986	Amazon.com, Inc.*	6,144,843
217	Booking Holdings, Inc.*	505,575
51	MercadoLibre, Inc.*	75,079

		6,725,497

IT Services (5.0%):
3,056	Automatic Data Processing, Inc.	575,964
229	Black Knight, Inc.*	16,944
217	Booz Allen Hamilton Holding Corp.	17,475
285	EPAM Systems, Inc.*	113,057
4,173	Fidelity National Information Services, Inc.	586,766
1,850	Leidos Holdings, Inc.	178,118
3,759	MasterCard, Inc., Class A	1,338,392
4,155	Paychex, Inc.	407,273
6,194	PayPal Holdings, Inc.*	1,504,151
93	Shopify, Inc., Class A*	102,904
317	Square, Inc., Class A*	71,975
177	Twilio, Inc., Class A*	60,314

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks+, continued
IT Services, continued
1,705	VeriSign, Inc.*	$338,886
9,658	Visa, Inc., Class A	2,044,888

		7,357,107

Leisure Products (0.0%†):
30	Polaris, Inc.	4,005

Life Sciences Tools & Services (1.0%):
1,043	Illumina, Inc.*	400,574
1,190	PRA Health Sciences, Inc.*	182,463
2,095	Thermo Fisher Scientific, Inc.	956,116

		1,539,153

Machinery (2.2%):
3,776	Caterpillar, Inc.	875,541
1,816	Cummins, Inc.	470,544
2,501	Deere & Co.	935,724
1,667	Parker Hannifin Corp.	525,822
2,461	Pentair plc	153,369
942	Snap-On, Inc.	217,357
1,369	Timken Co.	111,122
292	Woodward, Inc.	35,224

		3,324,703

Media (1.3%):
25,266	Comcast Corp., Class A	1,367,143
681	Liberty Broadband Corp., Class C*	102,252
4,598	News Corp., Class B	107,869
3,184	Omnicom Group, Inc.	236,094
20,324	Sirius XM Holdings, Inc.	123,773

		1,937,131

Metals & Mining (0.3%):
2,376	Southern Copper Corp.	161,259
3,497	Steel Dynamics, Inc.	177,508
1,665	Worthington Industries, Inc.	111,705

		450,472

Mortgage Real Estate Investment Trusts (0.1%):
13,393	Annaly Capital Management, Inc.	115,180

Multiline Retail (0.5%):
850	Nordstrom, Inc.*	32,189
3,751	Target Corp.	742,961

		775,150

Multi-Utilities (1.6%):
7,450	Ameren Corp.	606,132
6,141	CenterPoint Energy, Inc.	139,094
9,524	Consolidated Edison, Inc.	712,395
6,779	Public Service Enterprise Group, Inc.	408,164
4,658	WEC Energy Group, Inc.	435,942

		2,301,727

Oil, Gas & Consumable Fuels (2.6%):
1,266	Cheniere Energy, Inc.*	91,165
11,286	Chevron Corp.	1,182,660
10,541	ConocoPhillips	558,357
22,009	Exxon Mobil Corp.	1,228,762
1,827	HollyFrontier Corp.	65,370
4,021	Marathon Petroleum Corp.	215,083
4,656	ONEOK, Inc.	235,873
4,030	Phillips 66	328,606

		3,905,876

Personal Products (0.0%†):
555	Herbalife Nutrition, Ltd.*	24,620

Pharmaceuticals (3.9%):
13,550	Bristol-Myers Squibb Co.	855,412
4,542	Eli Lilly & Co.	848,537
33	Jazz Pharmaceuticals plc*	5,424
12,098	Johnson & Johnson	1,988,306
12,149	Merck & Co., Inc.	936,566

Shares		Value
Common Stocks+, continued
Pharmaceuticals, continued
28,574	Pfizer, Inc.	$1,035,236
9,294	Viatris, Inc.*	129,837

		5,799,318

Professional Services (0.3%):
198	CoStar Group, Inc.*	162,734
1,037	ManpowerGroup, Inc.	102,560
1,138	TransUnion	102,420

		367,714

Road & Rail (1.1%):
466	Canadian Pacific Railway, Ltd.	176,749
7,995	CSX Corp.	770,878
1,115	J.B. Hunt Transport Services, Inc.	187,398
996	Lyft, Inc., Class A*	62,927
1,270	Old Dominion Freight Line, Inc.	305,321
1,047	Uber Technologies, Inc.*	57,072

		1,560,345

Semiconductors & Semiconductor Equipment (5.4%):
6,639	Advanced Micro Devices, Inc.*	521,162
3,523	Analog Devices, Inc.	546,347
2,040	Broadcom, Inc.	945,866
20,774	Intel Corp.	1,329,536
1,672	Marvell Technology Group, Ltd.	81,895
6,263	Micron Technology, Inc.*	552,459
3,173	NVIDIA Corp.	1,694,160
6,268	Qualcomm, Inc.	831,074
583	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	68,957
2,186	Teradyne, Inc.	265,992
6,620	Texas Instruments, Inc.	1,251,114

		8,088,562

Software (9.0%):
2,858	Adobe, Inc.*	1,358,607
3,885	Cadence Design Systems, Inc.*	532,206
1,595	Fortinet, Inc.*	294,150
35,858	Microsoft Corp.	8,454,241
2,319	Nuance Communications, Inc.*	101,201
12,434	Oracle Corp.	872,494
330	Palo Alto Networks, Inc.*	106,280
351	Paycom Software, Inc.*	129,891
849	PTC, Inc.*	116,865
3,308	salesforce.com, Inc.*	700,866
1,071	ServiceNow, Inc.*	535,618
466	SS&C Technologies Holdings, Inc.	32,559
453	Workday, Inc., Class A*	112,539
48	Zoom Video Communications, Inc., Class A*	15,422

		13,362,939

Specialty Retail (2.5%):
2,295	American Eagle Outfitters, Inc.	67,106
354	Burlington Stores, Inc.*	105,775
785	Foot Locker, Inc.	44,156
6,240	Home Depot, Inc. (The)	1,904,760
4,968	Lowe’s Cos., Inc.	944,814
8,763	TJX Cos., Inc. (The)	579,673

		3,646,284

Technology Hardware, Storage & Peripherals (6.1%):
73,149	Apple, Inc.	8,935,150
814	Dell Technologies, Inc., Class C*	71,754

		9,006,904

Textiles, Apparel & Luxury Goods (0.7%):
333	Lululemon Athletica, Inc.*	102,134

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks+, continued
Textiles, Apparel & Luxury Goods, continued
6,839	Nike, Inc., Class B	$908,835

		1,010,969

Tobacco (0.6%):
18,133	Altria Group, Inc.	927,684

Trading Companies & Distributors (0.0%†):
601	GATX Corp.	55,737

Total Common Stocks (Cost $66,808,509)		148,398,850

Contracts, Shares, Notional Amount or Principal Amount		Value
Purchased Options (0.5%)^:
Total Purchased Options (Cost $1,939,568)		703,910

Unaffiliated Investment Companies (1.4%):

Money Markets (1.4%):
2,082,750	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(a)	2,082,750

Total Unaffiliated Investment Companies (Cost $2,082,750)		2,082,750

Total Investment Securities (Cost $70,830,827) - 101.8%		151,185,510
Net other assets (liabilities) - (1.8)%		(2,658,547)

Net Assets - 100.0%		$148,526,963

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
†	Represents less than 0.05%.
^	See Options table below for more details.
(a)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

At March 31, 2021, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Put	3325.00 USD	5/21/21	56	$186,200	$55,440
S&P 500 Index	Put	3350.00 USD	5/21/21	53	177,550	56,180
S&P 500 Index	Put	3425.00 USD	5/21/21	56	191,800	74,200
S&P 500 Index	Put	3450.00 USD	5/21/21	53	182,850	75,790
S&P 500 Index	Put	3425.00 USD	6/18/21	56	191,800	151,760
S&P 500 Index	Put	3450.00 USD	6/18/21	56	193,200	161,840
S&P 500 Index	Put	3500.00 USD	6/18/21	39	136,500	128,700

Total (Cost $1,939,567)						$703,910

At March 31, 2021, the Fund’s exchange traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

S&P 500 Index	Call	3900.00 USD	4/16/21	41	$159,900	$(399,135)
S&P 500 Index	Call	3950.00 USD	4/16/21	41	161,950	(245,385)
S&P 500 Index	Call	3975.00 USD	4/16/21	41	162,975	(180,195)
S&P 500 Index	Call	4000.00 USD	4/16/21	41	164,000	(126,690)
S&P 500 Index	Call	4000.00 USD	4/30/21	40	160,000	(213,000)
S&P 500 Index	Call	3950.00 USD	5/21/21	41	161,950	(423,530)
S&P 500 Index	Call	3975.00 USD	5/21/21	41	162,975	(359,160)
S&P 500 Index	Call	4000.00 USD	5/21/21	42	168,000	(307,440)
S&P 500 Index	Call	4025.00 USD	5/21/21	41	165,025	(247,025)

Total (Premiums $3,314,147)						$(2,501,560)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (1.1%):
56,638	Airbus SE*	$6,414,549
307,703	BAE Systems plc	2,141,700
260	Dassault Aviation SA*	289,381
2,648	Elbit Systems, Ltd.	374,899
4,945	MTU Aero Engines AG	1,163,760
807,337	Rolls-Royce Holdings plc*	1,172,521
30,763	Safran SA*	4,187,421
151,200	Singapore Technologies Engineering, Ltd.	439,189
10,518	Thales SA	1,045,182

		17,228,602

Air Freight & Logistics (0.4%):
80,642	Bollore, Inc.	389,545
95,646	Deutsche Post AG	5,239,853
31,600	SG Holdings Co., Ltd.	727,073
26,800	Yamato Holdings Co., Ltd.	735,805

		7,092,276

Airlines (0.1%):
15,100	ANA Holdings, Inc.*	351,560
24,510	Deutsche Lufthansa AG, Registered Shares*^	324,912
11,770	Japan Airlines Co., Ltd.*	264,100
83,673	Qantas Airways, Ltd.*	324,586
131,950	Singapore Airlines, Ltd.*	548,953

		1,814,111

Auto Components (0.9%):
14,800	Aisin Sieki Co., Ltd.	564,654
51,500	Bridgestone Corp.	2,092,196
16,391	Compagnie Generale des Establissements Michelin SCA, Class B	2,454,053
10,387	Continental AG	1,371,741
41,700	Denso Corp.	2,783,931
8,835	Faurecia SA*	470,816
1,587	Faurecia SE*	84,318
10,300	Koito Manufacturing Co., Ltd.	694,517
15,600	NGK Spark Plug Co., Ltd.	270,778
12,500	Stanley Electric Co., Ltd.	373,737
74,500	Sumitomo Electric Industries, Ltd.	1,121,584
7,200	Toyoda Gosei Co., Ltd.	190,118
13,900	Toyota Industries Corp.	1,243,074
22,427	Valeo SA	762,114
184,000	Xinyi Glass Holdings, Ltd.	604,786

		15,082,417

Automobiles (2.8%):
31,647	Bayerische Motoren Werke AG (BMW)	3,280,766
81,907	Daimler AG, Registered Shares	7,297,133
12,184	Ferrari NV	2,550,856
157,900	Honda Motor Co., Ltd.	4,753,582
49,600	Isuzu Motors, Ltd.	535,465
55,200	Mazda Motor Corp.*	453,322
226,900	Nissan Motor Co., Ltd.*	1,270,208
18,706	Renault SA*	807,855
93,202	Stellantis NV	1,654,113
102,332	Stellantis NV	1,809,320
58,200	Subaru Corp.	1,165,350
35,700	Suzuki Motor Corp.	1,625,849
202,966	Toyota Motor Corp.	15,859,286
3,119	Volkswagen AG^	1,131,396
28,200	Yamaha Motor Co., Ltd.	696,967

		44,891,468

Banks (8.4%):
37,362	ABN AMRO Group NV*	453,235

Shares		Value
Common Stocks, continued
Banks, continued
271,459	Australia & New Zealand Banking Group, Ltd.	$5,828,638
645,145	Banco Bilbao Vizcaya Argentaria SA	3,360,179
1,649,260	Banco Santander SA	5,605,279
108,854	Bank Hapoalim BM*	847,887
134,916	Bank Leumi Le-Israel Corp.*	889,875
128,600	Bank of East Asia, Ltd. (The)^	274,192
5,200	Bank of Kyoto, Ltd. (The)	321,345
3,273	Banque Cantonale Vaudois, Registered Shares*	319,367
1,674,593	Barclays plc	4,293,276
107,766	BNP Paribas SA*	6,547,282
344,000	BOC Hong Kong Holdings, Ltd.	1,199,706
425,975	CaixaBank SA	1,318,631
50,300	Chiba Bank, Ltd. (The)	328,601
94,831	Commerzbank AG*	581,389
170,359	Commonwealth Bank of Australia	11,181,944
90,600	Concordia Financial Group, Ltd.	366,558
109,471	Credit Agricole SA	1,585,280
66,164	Danske Bank A/S	1,240,005
172,700	DBS Group Holdings, Ltd.	3,726,304
88,635	DNB ASA	1,887,912
25,817	Erste Group Bank AG*	875,830
59,370	Finecobank Banca Fineco SpA*	974,101
16,300	Fukuoka Financial Group, Inc.	310,535
72,700	Hang Seng Bank, Ltd.	1,409,891
1,946,758	HSBC Holdings plc	11,353,679
374,622	ING Groep NV	4,596,931
1,571,508	Intesa Sanpaolo SpA	4,271,597
117,795	Isreal Discount Bank*	490,568
39,400	Japan Post Bank Co., Ltd.	378,212
24,340	KBC Group NV*	1,767,296
6,830,505	Lloyds Banking Group plc*	3,998,736
61,717	Mediobanca SpA*	686,514
1,170,500	Mitsubishi UFJ Financial Group, Inc.	6,246,689
12,197	Mizrahi Tefahot Bank, Ltd.*	318,663
229,463	Mizuho Financial Group, Inc.	3,309,705
316,223	National Australia Bank, Ltd.	6,265,482
474,367	Natwest Group plc	1,283,530
309,389	Nordea Bank AB	3,046,145
329,999	Oversea-Chinese Banking Corp., Ltd.	2,890,013
13,355	Raiffeisen International Bank-Holding AG*	293,060
191,687	Resona Holdings, Inc.	803,487
14,600	Shinsei Bank, Ltd.	235,309
41,100	Shizuoka Bank, Ltd. (The)	322,707
158,897	Skandinaviska Enskilda Banken AB, Class A	1,937,811
78,275	Societe Generale	2,045,112
253,599	Standard Chartered plc	1,744,638
124,569	Sumitomo Mitsui Financial Group, Inc.	4,530,312
31,603	Sumitomo Mitsui Trust Holdings, Inc.	1,100,220
150,950	Svenska Handelsbanken AB, Class A	1,639,399
87,903	Swedbank AB, Class A	1,547,898
206,916	Unicredit SpA*	2,197,145
114,073	United Overseas Bank, Ltd.	2,204,021
345,920	Westpac Banking Corp.	6,422,424

		133,654,545

Beverages (2.0%):
73,144	Anheuser-Busch InBev NV	4,610,987
43,400	Asahi Breweries, Ltd.	1,837,944
164,100	Budweiser Brewing Co. APAC, Ltd.	490,467
9,744	Carlsberg A/S, Class B	1,498,896
48,245	Coca-Cola Amatil, Ltd.	492,249

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
9,500	Coca-Cola Bottlers Japan Holdings, Inc.	$165,864
20,200	Coca-Cola European Partners plc	1,046,883
18,695	Coca-Cola HBC AG	595,065
58,641	David Campari-Milano NV	657,676
223,572	Diageo plc	9,193,254
11,133	Heineken Holding NV	990,944
24,831	Heineken NV	2,551,538
4,500	ITO EN, Ltd.	276,557
80,800	Kirin Holdings Co., Ltd.	1,549,444
20,019	Pernod Ricard SA	3,757,660
2,253	Remy Cointreau SA	416,149
14,400	Suntory Beverage & Food, Ltd.	536,262
69,034	Treasury Wine Estates, Ltd.	543,830

		31,211,669

Biotechnology (0.8%):
4,376	Argenx SE*	1,202,171
43,489	CSL, Ltd.	8,761,907
3,639	Galapagos NV*	282,201
6,355	Genmab A/S*	2,088,878
28,431	Grifols SA	744,222
9,300	Peptidream, Inc.*	426,416

		13,505,795

Building Products (1.1%):
18,700	AGC, Inc.	785,901
97,655	ASSA Abloy AB, Class B	2,805,467
49,268	Compagnie de Saint-Gobain SA	2,907,820
23,700	Daikin Industries, Ltd.	4,799,372
3,570	Geberit AG, Registered Shares	2,272,598
14,448	Kingspan Group plc	1,224,769
24,600	Lixil Corp.	685,594
28,556	Nibe Industrier AB, Class B	886,000
817	ROCKWOOL International A/S, Class B	344,227
13,900	TOTO, Ltd.	858,176

		17,569,924

Capital Markets (2.6%):
92,925	3i Group plc	1,477,918
6,029	Amundi SA	482,232
18,696	ASX, Ltd.	1,010,016
232,355	Credit Suisse Group AG	2,453,536
132,500	Daiwa Securities Group, Inc.	687,859
187,883	Deutsche Bank AG, Registered Shares*	2,244,696
18,075	Deutsche Boerse AG	3,004,058
22,462	EQT AB	738,974
33,742	Hargreaves Lansdown plc	717,174
115,293	Hong Kong Exchanges & Clearing, Ltd.	6,818,113
49,800	Japan Exchange Group, Inc.	1,170,731
21,546	Julius Baer Group, Ltd.	1,376,909
30,352	London Stock Exchange Group plc	2,904,417
32,982	Macquarie Group, Ltd.	3,823,353
12,857	Magellan Financial Group, Ltd.	443,219
77,526	Natixis*	371,178
307,300	Nomura Holdings, Inc.	1,624,649
1,789	Partners Group Holding AG	2,286,273
21,590	SBI Holdings, Inc.	587,612
11,281	Schroders plc	544,413
73,500	Singapore Exchange, Ltd.	546,133
51,771	St. James Place plc	908,088
353,466	UBS Group AG	5,473,675

		41,695,226

Chemicals (3.6%):
45,470	Air Liquide SA	7,428,462

Shares		Value
Common Stocks, continued
Chemicals, continued
17,400	Air Water, Inc.	$304,713
18,645	Akzo Nobel NV	2,083,452
6,889	Arkema SA	834,807
123,900	Asahi Kasei Corp.	1,426,699
88,334	BASF SE	7,336,054
10,135	Christian Hansen Holding A/S*	920,948
17,319	Clariant AG	349,290
17,715	Covestro AG	1,191,043
13,265	Croda International plc	1,160,899
798	EMS-Chemie Holding AG	712,678
20,951	Evonik Industries AG	740,781
6,565	Fuchs Petrolub AG	314,387
888	Givaudan SA, Registered Shares	3,422,218
71,434	ICL Group, Ltd.	419,300
17,910	Johnson Matthey plc	744,011
19,200	JSR Corp.	581,814
18,300	Kansai Paint Co., Ltd.	490,269
16,384	Koninklijke DSM NV	2,772,108
32,800	Kuraray Co., Ltd.	374,530
7,976	Lanxess AG	587,863
123,600	Mitsubishi Chemical Holdings Corp.	926,053
14,000	Mitsubishi Gas Chemical Co., Inc.	344,996
16,800	Mitsui Chemicals, Inc.	533,309
70,000	Nippon Paint Holdings Co., Ltd.	1,012,343
16,500	Nippon Sanso Holdings Corp.	313,526
12,000	Nissan Chemical Corp.	641,548
14,900	Nitto Denko Corp.	1,279,380
20,113	Novozymes A/S, Class B	1,288,551
40,418	Orica, Ltd.	428,389
33,900	Shin-Etsu Chemical Co., Ltd.	5,728,707
13,646	Sika AG	3,898,495
7,132	Solvay SA	888,055
135,600	Sumitomo Chemical Co., Ltd.	702,460
12,611	Symrise AG	1,528,880
16,200	Teijin, Ltd.	279,150
133,200	Toray Industries, Inc.	857,434
23,300	Tosoh Corp.	446,078
19,229	Umicore SA	1,020,115
16,982	Yara International ASA	883,751

		57,197,546

Commercial Services & Supplies (0.4%):
137,101	Brambles, Ltd.	1,103,847
22,100	Dai Nippon Printing Co., Ltd.	465,365
23,191	Edenred	1,211,426
172,229	Rentokil Initial plc	1,150,216
20,600	SECOM Co., Ltd.	1,739,495
31,678	Securitas AB, Class B	538,978
6,200	Sohgo Security Services Co., Ltd.	293,541
26,200	Toppan Printing Co., Ltd.	442,755

		6,945,623

Communications Equipment (0.4%):
546,496	Nokia OYJ*	2,184,281
278,018	Telefonaktiebolaget LM Ericsson, Class B	3,679,013

		5,863,294

Construction & Engineering (0.8%):
22,868	ACS Actividades de Construccion y Servicios SA	758,034
21,244	Bouygues SA	851,919
7,640	Cimic Group, Ltd.*	102,421
8,371	Eiffage SA	838,135
48,168	Ferrovial SA	1,255,826
2,182	Hochtief AG	195,263
42,800	Kajima Corp.	610,344
66,800	Obayashi Corp.	615,404

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction & Engineering, continued
48,900	Shimizu Corp.	$397,452
33,046	Skanska AB, Class B	829,123
17,800	Taisei Corp.	686,410
49,829	Vinci SA	5,105,977

		12,246,308

Construction Materials (0.6%):
75,029	CRH plc	3,519,239
14,318	HeidelbergCement AG	1,300,289
42,386	James Hardie Industries SE	1,287,902
49,631	LafargeHolcim, Ltd., Registered Shares	2,917,506
11,200	Taiheiyo Cement Corp.	295,514

		9,320,450

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.	169,409
—	Isracard, Ltd.*	1

		169,410

Containers & Packaging (0.1%):
23,241	Smurfit Kappa Group plc	1,094,701

Diversified Financial Services (0.9%):
337,859	AMP, Ltd.	324,892
3,485	Eurazeo Se*	265,036
10,697	EXOR NV	905,630
11,180	Groupe Bruxelles Lambert SA	1,156,205
10,836	Industrivarden AB, Class A	398,411
15,777	Industrivarden AB, Class C	553,320
43,285	Investor AB, Class B	3,453,554
22,942	Kinnevik AB, Class B	1,114,524
6,411	L E Lundbergforetagen AB*	350,181
261,753	M&G plc	748,455
63,300	Mitsubishi HC Capital, Inc.	383,833
125,700	ORIX Corp.	2,128,798
1,441	Sofina SA	488,486
205,331	Standard Life Aberdeen plc	819,501
3,900	Tokyo Century Corp.	263,433
2,640	Wendel	327,642

		13,681,901

Diversified Telecommunication Services (1.9%):
838,945	BT Group plc*	1,790,544
29,906	Cellnex Telecom SAU	1,721,997
321,585	Deutsche Telekom AG, Registered Shares	6,475,137
13,990	Elisa OYJ	839,294
337,525	HKT Trust & HKT, Ltd.	481,763
1,285	Iliad SA	244,236
26,091	Infrastrutture Wireless Italiane SpA	291,121
334,406	Koninklijke KPN NV	1,136,844
124,604	Nippon Telegraph & Telephone Corp.	3,207,372
188,347	Orange SA	2,318,228
334,000	PCCW, Ltd.	188,285
15,181	Proximus SADP	330,462
782,600	Singapore Telecommunications, Ltd.	1,422,649
191,337	Spark New Zealand, Ltd.	597,890
2,487	Swisscom AG, Registered Shares^	1,334,370
798,592	Telecom Italia SpA	433,516
576,307	Telecom Italia SpA	332,477
85,927	Telefonica Deutschland Holding AG	251,869
493,833	Telefonica SA	2,214,400
69,638	Telenor ASA	1,226,725
233,196	Telia Co AB	1,010,633
411,000	Telstra Corp., Ltd.	1,063,529
32,942	TPG Telecom, Ltd.	158,346

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
9,884	United Internet AG, Registered Shares	$396,501

		29,468,188

Electric Utilities (2.2%):
193,004	AusNet Services	269,609
62,700	Chubu Electric Power Co., Inc.	809,447
26,000	Chugoku Electric Power Co., Inc. (The)	319,895
65,570	CK Infrastructure Holdings, Ltd.	389,911
159,500	CLP Holdings, Ltd.	1,549,675
270,017	EDP - Energias de Portugal SA	1,544,245
58,449	Electricite de France	784,241
2,734	Elia Group SA/NV	301,175
31,425	Endesa SA	832,166
779,919	Enel SpA	7,791,859
42,203	Fortum OYJ	1,127,793
283,500	HK Electric Investments, Ltd.	281,620
583,483	Iberdrola SA	7,521,894
68,000	Kansai Electric Power Co., Inc. (The)	738,171
36,800	Kyushu Electric Power Co., Inc.	362,655
61,309	Mercury NZ, Ltd.	278,469
18,007	Orsted A/S	2,913,561
139,500	Power Assets Holdings, Ltd.	824,085
41,252	Red Electrica Corp SA	730,746
98,582	Scottish & Southern Energy plc	1,977,675
39,480	Siemens Energy AG*	1,417,145
140,073	Terna SpA	1,059,347
36,400	Tohoku Electric Power Co., Inc.	344,700
130,600	Tokyo Electric Power Co. Holdings, Inc.*	436,727
6,614	Verbund AG, Class A	480,972

		35,087,783

Electrical Equipment (1.9%):
177,195	ABB, Ltd.	5,390,186
11,500	Fuji Electric Co., Ltd.	481,726
25,883	Legrand SA	2,407,941
477,048	Melrose Industries plc	1,097,813
173,500	Mitsubishi Electric Corp.	2,657,928
42,600	Nidec Corp.	5,204,521
22,398	Prysmian SpA	729,219
51,898	Schneider Electric SA	7,928,557
22,996	Siemens Gamesa Renewable Energy	890,186
18,955	Vestas Wind Systems A/S	3,901,491

		30,689,568

Electronic Equipment, Instruments & Components (1.9%):
12,500	Azbil Corp.	540,775
35,778	Halma plc	1,171,034
13,900	Hamamatsu Photonics KK	824,032
26,631	Hexagon AB, Class B	2,456,913
3,214	Hirose Electric Co., Ltd.	495,974
93,320	Hitachi, Ltd.	4,239,777
10,700	Ibiden Co., Ltd.	495,672
17,380	Keyence Corp.	7,934,117
30,300	Kyocera Corp.	1,929,493
55,300	Murata Manufacturing Co., Ltd.	4,459,201
17,900	Omron Corp.	1,403,021
22,000	Shimadzu Corp.	800,441
12,400	TDK Corp.	1,729,490
27,200	Venture Corp., Ltd.	406,775
22,100	Yaskawa Electric Corp.	1,106,835
21,900	Yokogawa Electric Corp.	405,393

		30,398,943

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.0%†):
41,113	Tenaris SA	$465,549

Entertainment (0.8%):
17,800	Capcom Co., Ltd.	580,415
5,980	Koei Tecmo Holdings Co., Ltd.	269,506
8,400	Konami Holdings Corp.	502,352
45,600	Nexon Co., Ltd.	1,482,916
10,800	Nintendo Co., Ltd.	6,046,088
9,100	Square Enix Holdings Co., Ltd.	506,428
10,900	Toho Co., Ltd.	443,641
8,845	UbiSoft Entertainment SA*	673,013
80,847	Vivendi Universal SA	2,654,964

		13,159,323

Equity Real Estate Investment Trusts (1.4%):
321,083	Ascendas Real Estate Investment Trust	729,278
85,015	British Land Co. plc	591,011
440,456	CapitaLand Mall Trust	712,133
5,451	Covivio	466,375
195	Daiwahouse Residential Investment Corp.	524,414
101,632	Dexus	754,036
4,385	Gecina SA	603,753
396	GLP J-REIT	650,950
158,573	Goodman Group	2,184,079
196,080	GPT Group	686,818
678	Japan Metropolitan Fund Invest	693,234
125	Japan Real Estate Investment Corp.	738,672
17,090	Klepierre^	398,052
67,234	Land Securities Group plc	639,780
198,000	Link REIT (The)	1,805,160
230,900	Mapletree Commercial Trust	364,843
246,994	Mapletree Logistics Trust	355,222
377,360	Mirvac Group	718,936
138	Nippon Building Fund, Inc.	813,319
208	Nippon Prologis REIT, Inc.	668,844
430	Nomura Real Estate Master Fund, Inc.	646,747
251	Orix JREIT, Inc.	437,413
497,132	Scentre Group	1,067,206
111,855	SERGO plc	1,445,847
219,703	Stockland	736,438
154,900	Suntec Real Estate Investment Trust	179,947
13,633	Unibail-Rodamco-Westfield*^	1,092,363
281	United Urban Investment Corp.	378,184
337,565	Vicinity Centres	425,212

		21,508,266

Food & Staples Retailing (1.6%):
62,100	AEON Co., Ltd.	1,855,406
60,298	Carrefour SA	1,092,258
124,612	Coles Group, Ltd.	1,517,884
5,622	Colruyt SA	335,304
1,600	Cosmos Pharmaceutical Corp.	249,936
10,375	ICA Gruppen AB	507,449
177,104	J Sainsbury plc	592,109
21,978	Jeronimo Martins SGPS SA	369,968
24,693	Kesko OYJ, Class B	755,266
10,800	Kobe Bussan Co., Ltd.	289,718
104,353	Koninklijke Ahold Delhaize NV	2,906,391
5,100	LAWSON, Inc.	250,533
71,600	Seven & I Holdings Co., Ltd.	2,893,907
6,600	Sundrug Co., Ltd.	241,965
746,336	Tesco plc	2,355,022
3,700	Tsuruha Holdings, Inc.	476,849
9,400	Welcia Holdings Co., Ltd.	322,403
108,659	Wesfarmers, Ltd.	4,357,204

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
244,081	William Morrison Supermarkets plc	$614,226
121,496	Woolworths Group, Ltd.	3,780,724

		25,764,522

Food Products (3.1%):
70,514	A2 Milk Co., Ltd.*	425,218
43,100	Ajinomoto Co., Inc.	884,152
34,742	Associated British Foods plc*	1,156,874
281	Barry Callebaut AG, Registered Shares	635,183
8,800	Calbee, Inc.	224,589
9	Chocoladefabriken Lindt & Spruengli AG	823,805
59,247	Danone SA	4,064,827
7,602	JDE Peet’s NV*	279,004
15,130	Kerry Group plc, Class A	1,893,237
14,000	Kikkoman Corp.	836,093
95	Lindt & Spruengli AG	829,382
11,552	Meiji Holdings Co., Ltd.	743,482
42,991	Mowi ASA	1,066,997
276,138	Nestle SA, Registered Shares	30,781,935
8,400	NH Foods, Ltd.	361,032
19,545	Nisshin Seifun Group, Inc.	327,614
5,800	Nissin Foods Holdings Co., Ltd.	430,482
75,580	Orkla ASA, Class A	741,369
8,700	Toyo Suisan Kaisha, Ltd.	365,174
902,388	WH Group, Ltd.	732,766
189,300	Wilmar International, Ltd.	765,507
11,800	Yakult Honsha Co., Ltd.	598,489
13,600	Yamazaki Baking Co., Ltd.	219,618

		49,186,829

Gas Utilities (0.3%):
116,178	APA Group	885,325
28,313	Gas Natural SDG SA	694,017
1,035,700	Hong Kong & China Gas Co., Ltd.	1,639,820
38,000	Osaka Gas Co., Ltd.	743,065
7,100	Toho Gas Co., Ltd.	439,554
34,700	Tokyo Gas Co., Ltd.	771,345

		5,173,126

Health Care Equipment & Supplies (2.4%):
47,586	Alcon, Inc.*	3,332,291
15,407	Ambu A/S, Class B	723,757
18,400	Asahi Intecc Co., Ltd.	508,187
4,124	BioMerieux	525,666
3,692	Carl Zeiss Meditec AG	556,430
6,445	Cochlear, Ltd.	1,035,660
11,191	Coloplast A/S, Class B	1,684,976
10,001	Demant A/S*	424,320
2,355	DiaSorin SpA	377,621
27,273	EssilorLuxottica SA	4,441,431
54,548	Fisher & Paykel Healthcare Corp., Ltd.	1,224,467
12,636	GN Store Nord A/S	996,091
36,200	HOYA Corp.	4,264,244
87,027	Koninklijke Philips NV	4,968,228
113,000	Olympus Corp.	2,344,433
3,407	Sartorius AG	1,698,710
26,495	Siemens Healthineers AG	1,434,265
81,733	Smith & Nephew plc	1,543,106
5,198	Sonova Holding AG, Registered Shares*	1,377,222
973	Straumann Holding AG, Registered Shares	1,213,448
16,000	Sysmex Corp.	1,728,968
62,900	Terumo Corp.	2,280,359

		38,683,880

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services (0.5%):
18,400	Alfresa Holdings Corp.	$355,179
12,628	Amplifon SpA*	470,736
20,992	Fresenius Medical Care AG & Co., KGaA	1,542,966
39,691	Fresenius SE & Co. KGaA	1,767,778
15,900	Medipal Holdings Corp.	305,833
5,013	Orpea*	580,607
17,892	Ramsay Health Care, Ltd.	914,158
37,077	Ryman Healthcare, Ltd.	396,017
41,843	Sonic Healthcare, Ltd.	1,118,761
6,570	Suzuken Co., Ltd.	257,145

		7,709,180

Health Care Technology (0.2%):
41,900	M3, Inc.	2,880,586

Hotels, Restaurants & Leisure (1.5%):
17,406	Accor SA*	656,606
54,344	Aristocrat Leisure, Ltd.	1,422,706
172,133	Compass Group plc*	3,469,062
32,370	Crown Resorts, Ltd.*	289,015
15,460	Evolution Gaming Group AB	2,278,099
15,807	Flutter Entertainment plc	3,366,125
210,000	Galaxy Entertainment Group, Ltd.*	1,899,384
516,157	Genting Singapore, Ltd.	353,806
56,158	GVC Holdings plc*	1,175,491
16,537	InterContinental Hotels Group plc*	1,137,436
7,581	La Francaise des Jeux SAEM	344,234
7,129	McDonald’s Holdings Co., Ltd.	328,622
20,557	Melco Resorts & Entertainment, Ltd., ADR*	409,290
19,100	Oriental Land Co., Ltd.	2,878,273
239,532	Sands China, Ltd.*	1,201,249
160,987	SJM Holdings, Ltd.	211,233
8,086	Sodexo SA*	775,726
216,784	Tabcorp Holdings, Ltd.	774,012
19,679	Whitbread plc*	929,642
152,000	Wynn Macau, Ltd.*	296,255

		24,196,266

Household Durables (1.7%):
99,944	Barratt Developments plc*	1,029,174
11,821	Berkeley Group Holdings plc (The)	723,541
19,600	Casio Computer Co., Ltd.	371,235
20,153	Electrolux AB, Series B, Class B^	558,610
41,082	Husqvarna AB, Class B	591,170
12,700	Iida Group Holdings Co., Ltd.	308,378
214,200	Panasonic Corp.	2,767,755
30,896	Persimmon plc	1,252,543
3,700	Rinnai Corp.	415,336
2,458	SEB SA	433,556
33,200	Sekisui Chemical Co., Ltd.	640,033
58,400	Sekisui House, Ltd.	1,256,309
19,200	Sharp Corp.	332,765
120,600	Sony Group Corp.	12,698,663
349,568	Taylor Wimpey plc	869,884
130,000	Techtronic Industries Co., Ltd.	2,234,809

		26,483,761

Household Products (0.7%):
57,479	Essity AB, Class B^	1,816,707
9,755	Henkel AG & Co. KGaA	965,179
22,400	Lion Corp.	436,588
10,300	Pigeon Corp.	390,397
68,565	Reckitt Benckiser Group plc	6,141,900
39,700	Unicharm Corp.	1,664,058

		11,414,829

Shares		Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.1%):
124,024	Meridian Energy, Ltd.	$468,477
19,216	Uniper SE	695,265

		1,163,742

Industrial Conglomerates (1.3%):
265,244	CK Hutchison Holdings, Ltd.	2,116,480
9,262	DCC plc	803,255
12,838	Investment AB Latour, Class B	332,331
20,200	Jardine Matheson Holdings, Ltd.	1,322,014
20,300	Jardine Strategic Holdings, Ltd.^	671,759
9,300	Keihan Holdings Co., Ltd.	387,977
135,600	Keppel Corp., Ltd.	537,735
18,600	Seibu Holdings, Inc.*	205,750
73,621	Siemens AG, Registered Shares	12,089,036
39,419	Smiths Group plc	835,690
37,700	Toshiba Corp.	1,277,486

		20,579,513

Insurance (5.1%):
17,720	Admiral Group plc	757,514
171,254	AEGON NV	812,218
16,243	Ageas NV	981,117
1,158,800	AIA Group, Ltd.	14,097,928
39,524	Allianz SE, Registered Shares+	10,061,125
104,077	Assicurazioni Generali SpA	2,088,425
382,001	Aviva plc	2,150,195
184,064	AXA SA	4,934,449
4,634	Baloise Holding AG, Registered Shares	787,861
14,891	CNP Assurances SA	283,143
104,700	Dai-ichi Life Holdings, Inc.	1,812,246
127,327	Direct Line Insurance Group plc	549,603
19,206	Gjensidige Forsikring ASA	451,123
5,821	Hannover Rueck SE	1,063,533
227,520	Insurance Australia Group, Ltd.	811,148
149,000	Japan Post Holdings Co., Ltd.	1,332,990
20,400	Japan Post Insurance Co., Ltd.	420,780
569,224	Legal & General Group plc	2,186,568
264,447	Medibank Private, Ltd.	562,959
42,411	MS&AD Insurance Group Holdings, Inc.	1,249,991
13,484	Muenchener Rueckversicherungs-Gesellschaft AG	4,152,772
29,108	NN Group NV	1,421,474
55,732	Phoenix Group Holdings plc	563,970
49,727	Poste Italiane SpA	634,283
251,962	Prudential plc	5,340,692
147,754	QBE Insurance Group, Ltd.	1,084,963
101,751	RSA Insurance Group plc	955,146
45,538	Sampo Oyj, Class A	2,057,691
15,006	SCOR SA*	511,304
32,025	Sompo Holdings, Inc.	1,225,408
120,728	Suncorp Group, Ltd.	905,345
2,887	Swiss Life Holding AG, Registered Shares	1,419,246
27,234	Swiss Re AG	2,678,850
51,036	T&D Holdings, Inc.	662,721
60,200	Tokio Marine Holdings, Inc.	2,882,784
31,624	Tryg A/S^	746,207
14,478	Zurich Insurance Group AG	6,174,769

		80,812,541

Interactive Media & Services (0.2%):
19,786	Adevinta ASA*	291,586
94,929	Auto Trader Group plc*	725,647
13,000	Kakaku.com, Inc.	356,128
5,276	REA Group, Ltd.	569,454

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Interactive Media & Services, continued
9,904	Scout24 AG	$751,421
250,800	Z Holdings Corp.	1,252,400

		3,946,636

Internet & Direct Marketing Retail (0.8%):
12,144	Delivery Hero SE*	1,573,716
13,956	HelloFresh SE*	1,041,293
11,778	Just Eat Takeaway*	1,088,579
8,900	Mercari, Inc.*	405,874
47,582	Ocado Group plc*	1,334,913
46,966	Prosus NV	5,235,783
84,900	Rakuten, Inc.	1,011,919
14,773	Zalando SE*	1,447,838
10,400	ZOZO, Inc.	308,063

		13,447,978

IT Services (1.6%):
1,760	Adyen NV*	3,945,384
20,309	Afterpay, Ltd.*	1,591,766
43,560	Amadeus IT Group SA*	3,083,183
9,627	Atos SE*	751,152
2,769	Bechtle AG	519,198
15,453	Capgemini SA	2,630,033
46,480	Computershare, Ltd.	531,957
5,282	Computershare, Ltd.	–
19,100	Fujitsu, Ltd.	2,772,615
3,900	GMO Payment Gateway, Inc.	522,325
9,500	Itochu Techno-Solutions Corp.	307,552
41,217	Nexi SpA*	721,555
29,338	Nomura Research Institute, Ltd.	912,031
60,800	NTT Data Corp.	944,585
6,700	OBIC Co., Ltd.	1,232,933
10,800	Otsuka Corp.	505,722
4,400	SCSK Corp.	261,597
20,400	TIS, Inc.	487,738
5,192	Wix.com, Ltd.*	1,449,710
22,359	Worldline SA*	1,873,539

		25,044,575

Leisure Products (0.3%):
19,200	Bandai Namco Holdings, Inc.	1,372,903
18,400	Sega Sammy Holdings, Inc.	287,815
7,100	Shimano, Inc.	1,696,105
13,400	Yamaha Corp.	729,606

		4,086,429

Life Sciences Tools & Services (0.5%):
12,508	Eurofins Scientific SE*	1,195,749
7,212	Lonza Group AG, Registered Shares	4,031,199
22,493	Qiagen NV*	1,088,793
2,597	Sartorius Stedim Biotech	1,069,440

		7,385,181

Machinery (3.1%):
31,249	Alfa Laval AB*	944,070
25,651	Alstom SA*	1,279,286
32,800	Amada Holdings Co., Ltd.	367,830
37,849	Atlas Copco AB	1,969,823
64,332	Atlas Copco AB, Class A	3,918,500
97,204	CNH Industrial NV	1,509,608
10,100	Daifuku Co., Ltd.	992,503
36,582	Epiroc AB	762,567
61,836	Epiroc AB, Class A	1,401,318
18,500	FANUC Corp.	4,403,322
15,509	GEA Group AG	635,602
3,900	Harmonic Drive Systems, Inc.	264,898
29,600	Hino Motors, Ltd.	253,777
10,100	Hitachi Construction Machinery Co., Ltd.	325,046
4,500	Hoshizaki Corp.	401,002

Shares		Value
Common Stocks, continued
Machinery, continued
7,128	Kion Group AG	$703,834
6,977	Knorr-Bremse AG	870,176
83,100	Komatsu, Ltd.	2,567,695
32,552	Kone OYJ, Class B	2,658,421
99,500	Kubota Corp.	2,272,421
9,900	Kurita Water Industries, Ltd.	426,137
20,600	Makita Corp.	884,570
35,200	MINEBEA MITSUMI, Inc.	905,152
27,500	Misumi Group, Inc.	800,739
31,400	Mitsubishi Heavy Industries, Ltd.	980,896
8,000	Miura Co., Ltd.	433,554
10,700	Nabtesco Corp.	491,929
25,300	NGK Insulators, Ltd.	465,435
32,800	NSK, Ltd.	336,176
519	Rational AG^	402,745
107,683	Sandvik AB*	2,943,830
3,885	Schindler Holding AG	1,141,427
1,839	Schindler Holding AG, Registered Shares	527,044
35,550	SKF AB, Class B	1,011,014
5,500	SMC Corp.	3,209,428
6,837	Spirax-Sarco Engineering plc	1,074,579
12,100	THK Co., Ltd.	418,674
137,997	Volvo AB, Class B^	3,493,005
45,633	Wartsila OYJ Abp, Class B^	478,896

		48,926,929

Marine (0.3%):
317	A.P. Moeller - Maersk A/S, Class A	691,310
581	A.P. Moeller - Maersk A/S, Class B	1,351,952
5,209	Kuehne & Nagel International AG, Registered Shares	1,486,571
13,700	Nippon Yusen KK	470,147

		3,999,980

Media (0.5%):
41,600	Cyberagent, Inc.	752,949
20,577	Dentsu Group, Inc.	663,385
22,700	Hakuhodo DY Holdings, Inc.	380,588
139,663	Informa plc*	1,078,095
73,072	Pearson plc	777,338
21,343	Publicis Groupe SA	1,302,757
7,668	Schibsted ASA, Class A*	322,174
8,826	Schibsted ASA, Class B*	316,083
40,089	SES Global, Class A	318,409
116,349	WPP plc	1,476,907

		7,388,685

Metals & Mining (3.2%):
118,187	Anglo American plc	4,630,031
38,773	Antofagasta plc	903,106
67,625	ArcelorMittal*	1,962,225
202,204	BHP Group plc	5,837,038
283,100	BHP Group, Ltd.	9,790,832
50,530	BlueScope Steel, Ltd.	745,556
26,145	Boliden AB	969,052
156,938	Evolution Mining, Ltd.	491,452
45,268	EVRAZ plc	360,771
163,792	Fortescue Metals Group, Ltd.	2,499,951
18,684	Fresnillo plc	222,620
958,893	Glencore plc*	3,756,373
23,000	Hitachi Metals, Ltd.	378,494
45,400	JFE Holdings, Inc.	558,106
79,528	Newcrest Mining, Ltd.	1,488,259
77,748	Nippon Steel Corp.	1,324,178
122,826	Norsk Hydro ASA	787,368
107,364	Northern Star Resources, Ltd.	783,807
107,181	Rio Tinto plc	8,198,347

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
35,934	Rio Tinto, Ltd.	$3,038,461
463,056	South32, Ltd.	992,592
21,600	Sumitomo Metal & Mining Co., Ltd.	938,564
10,996	Voestalpine AG	456,451

		51,113,634

Multiline Retail (0.2%):
20,000	Marui Group Co., Ltd.	377,349
12,326	Next plc*	1,336,344
40,300	Pan Pacific International Holdings Corp.	951,954
21,800	Ryohin Keikaku Co., Ltd.	516,747

		3,182,394

Multi-Utilities (0.9%):
58,491	AGL Energy, Ltd.	429,805
219,510	E.ON SE	2,554,067
174,648	Engie Group	2,479,722
336,477	National Grid plc	4,012,338
61,364	RWE AG	2,403,861
31,620	Suez	669,659
51,331	Veolia Environnement SA	1,316,832

		13,866,284

Oil, Gas & Consumable Fuels (3.3%):
25,483	Ampol, Ltd.	475,731
1,943,605	BP plc	7,884,364
22,895	Enagas SA	497,255
290,520	ENEOS Holdings, Inc.	1,315,959
242,567	ENI SpA	2,991,573
93,617	Equinor ASA	1,829,019
50,007	Galp Energia SGPS SA	581,152
17,287	Idemitsu Kosan Co., Ltd.	445,592
101,400	INPEX Corp.	692,060
7,184	Koninklijke Vopak NV	358,016
17,171	Lundin Energy AB	539,814
40,225	Neste Oyj	2,133,377
190,373	Oil Search, Ltd.	590,993
13,890	OMV AG	704,517
174,874	Origin Energy, Ltd.	624,567
141,556	Repsol SA^	1,751,551
390,911	Royal Dutch Shell plc, Class A	7,609,085
357,088	Royal Dutch Shell plc, Class B	6,566,960
172,375	Santos, Ltd.	932,618
188,513	Snam SpA	1,046,615
242,396	TOTAL SE	11,288,284
9,347	Washington H. Soul Pattinson & Co., Ltd.^	224,860
91,927	Woodside Petroleum, Ltd.	1,673,103

		52,757,065

Paper & Forest Products (0.4%):
47,339	Mondi plc	1,207,597
79,100	Oji Holdings Corp.	514,038
56,458	Stora Enso OYJ, Registered Shares, Class R	1,055,850
60,140	Svenska Cellulosa AB SCA, Class B*	1,063,632
50,546	UPM-Kymmene OYJ	1,815,279

		5,656,396

Personal Products (2.0%):
9,403	Beiersdorf AG	993,393
46,200	Kao Corp.	3,060,969
5,100	Kobayashi Pharmaceutical Co., Ltd.	476,465
3,100	Kose Corp.	439,308
24,104	L’Oreal SA	9,238,157
6,900	Pola Orbis Holdings, Inc.	166,632
38,100	Shiseido Co., Ltd.	2,566,937

Shares		Value
Common Stocks, continued
Personal Products, continued
252,668	Unilever plc	$14,098,442

		31,040,303

Pharmaceuticals (7.6%):
178,100	Astellas Pharma, Inc.	2,750,267
125,549	AstraZeneca plc	12,517,886
94,099	Bayer AG, Registered Shares	5,954,104
63,500	Chugai Pharmaceutical Co., Ltd.	2,584,651
161,800	Daiichi Sankyo Co., Ltd.	4,730,030
23,800	Eisai Co., Ltd.	1,599,065
479,929	GlaxoSmithKline plc	8,517,564
5,842	H. Lundbeck A/S	199,836
15,806	Hikma Pharmaceuticals plc	495,752
5,000	Hisamitsu Pharmaceutical Co., Inc.	326,832
3,643	Ipsen SA	312,520
26,800	Kyowa Kirin Co., Ltd.	803,440
12,367	Merck KGaA	2,114,365
4,200	Nippon Shinyaku Co., Ltd.	312,819
213,290	Novartis AG, Registered Shares	18,222,723
165,755	Novo Nordisk A/S, Class B	11,194,899
35,200	Ono Pharmaceutical Co., Ltd.	922,115
10,166	Orion OYJ, Class B	407,669
38,100	Otsuka Holdings Co., Ltd.	1,616,950
10,320	Recordati SpA	554,636
67,339	Roche Holding AG	21,770,084
3,092	Roche Holding AG	1,057,055
108,861	Sanofi	10,758,623
33,000	Santen Pharmaceutical Co., Ltd.	455,017
26,000	Shionogi & Co., Ltd.	1,402,639
17,800	Sumitomo Dainippon Pharma Co., Ltd.	311,006
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	213,426
151,573	Takeda Pharmacuetical Co., Ltd.	5,477,543
108,160	Teva Pharmaceutical Industries, Ltd., ADR*	1,248,166
12,137	UCB SA	1,154,403
4,338	Vifor Pharma AG	590,519

		120,576,604

Professional Services (1.6%):
14,472	Adecco SA, Registered Shares	974,819
28,401	Bureau Veritas SA	808,440
89,069	Experian plc	3,067,837
15,030	Intertek Group plc	1,160,877
29,800	Nihon M&A Center, Inc.	809,270
16,700	Persol Holdings Co., Ltd.	328,407
10,808	Randstad NV^	760,325
130,200	Recruit Holdings Co., Ltd.	6,390,111
184,796	RELX plc	4,635,272
32,954	Seek, Ltd.*	715,525
592	SGS SA, Registered Shares	1,679,736
5,541	Teleperformance	2,016,356
25,460	Wolters Kluwer NV	2,212,996

		25,559,971

Real Estate Management & Development (1.7%):
10,760	AEON Mall Co., Ltd.	187,441
91,730	Aroundtown SA	652,872
4,496	Azrieli Group	277,659
74,028	BGP Holdings plc*(a)	–
233,100	CapitaLand, Ltd.	653,342
47,900	City Developments, Ltd.	284,816
246,244	CK Asset Holdings, Ltd.	1,496,869
6,100	Daito Trust Construction Co., Ltd.	709,741
54,900	Daiwa House Industry Co., Ltd.	1,613,413
32,093	Deutsche Wohnen SE	1,496,966
170,600	ESR Cayman, Ltd.*	560,837

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
10,270	Fastighets AB Balder*	$508,637
203,000	Hang Lung Properties, Ltd.	528,362
130,956	Henderson Land Development Co., Ltd.	588,734
107,700	Hongkong Land Holdings, Ltd.	529,426
25,500	Hulic Co., Ltd.	301,882
6,974	LEG Immobilien SE	917,183
63,170	Lend Lease Group	621,535
112,200	Mitsubishi Estate Co., Ltd.	1,967,888
89,500	Mitsui Fudosan Co., Ltd.	2,043,231
153,655	New World Development Co., Ltd.	795,942
12,300	Nomura Real Estate Holdings, Inc.	297,396
310,601	Sino Land Co., Ltd.	433,175
30,300	Sumitomo Realty & Development Co., Ltd.	1,074,751
124,500	Sun Hung Kai Properties, Ltd.	1,888,625
44,964	Swire Pacific, Ltd., Class A	338,316
122,000	Swire Properties, Ltd.	377,651
7,294	Swiss Prime Site AG	672,363
61,000	Tokyu Fudosan Holdings Corp.	362,973
37,496	UOL Group, Ltd.	220,667
51,938	Vonovia SE	3,392,188
161,300	Wharf Real Estate Investment Co., Ltd.	906,087

		26,700,968

Road & Rail (1.0%):
192,112	Aurizon Holdings, Ltd.	570,752
13,800	Central Japan Railway Co.	2,067,531
19,731	DSV PANALPINA A/S	3,869,526
28,713	East Japan Railway Co.	2,038,192
21,300	Hankyu Hanshin Holdings, Inc.	682,186
23,600	Keikyu Corp.	356,847
10,000	Keio Corp.	673,007
11,500	Keisei Electric Railway Co., Ltd.	376,627
16,600	Kintetsu Group Holdings Co., Ltd.*	633,948
12,800	Kyushu Railway Co.	299,213
150,494	MTR Corp., Ltd.	854,013
19,200	Nagoya Railroad Co., Ltd.*	457,987
6,900	Nippon Express Co., Ltd.	515,857
28,800	Odakyu Electric Railway Co., Ltd.	789,308
17,400	Tobu Railway Co., Ltd.	467,796
50,200	Tokyu Corp.	672,057
15,600	West Japan Railway Co.	867,083

		16,191,930

Semiconductors & Semiconductor Equipment (2.9%):
19,500	Advantest Corp.	1,728,132
4,570	ASM International NV	1,337,134
29,200	ASM Pacific Technology, Ltd.	374,109
40,823	ASML Holding NV	24,897,282
2,800	Disco Corp.	887,245
126,407	Infineon Technologies AG	5,360,479
7,400	Lasertec Corp.	985,016
72,000	Renesas Electronics Corp.*	791,025
8,300	ROHM Co., Ltd.	821,476
60,362	STMicroelectronics NV	2,300,759
23,800	SUMCO Corp.	549,926
14,100	Tokyo Electron, Ltd.	6,037,711

		46,070,294

Software (1.5%):
10,638	AVEVA Group plc	501,856
10,501	Check Point Software Technologies, Ltd.*	1,175,797
3,816	CyberArk Software, Ltd.*	493,561

Shares		Value
Common Stocks, continued
Software, continued
12,849	Dassault Systemes SA	$2,748,808
5,200	Nemetschek SE	331,706
6,185	NICE Systems, Ltd.*	1,345,960
3,700	Oracle Corp.	363,751
108,635	Sage Group plc	917,836
99,901	SAP SE	12,234,173
15,541	TeamViewer AG*	663,996
6,214	Temenos AG	894,534
13,300	Trend Micro, Inc.	666,796
13,050	WiseTech Global, Ltd.	291,442
11,546	Xero, Ltd.*	1,120,114

		23,750,330

Specialty Retail (0.9%):
3,700	ABC-Mart, Inc.	209,058
5,500	Fast Retailing Co., Ltd.	4,401,502
77,968	Hennes & Mauritz AB, Class B*	1,754,057
2,000	Hikari Tsushin, Inc.	403,104
104,253	Industria de Diseno Textil SA	3,436,187
49,834	JD Sports Fashion plc*	566,625
205,036	Kingfisher plc*	899,754
7,800	Nitori Co., Ltd.	1,513,957
2,400	Shimamura Co., Ltd.	277,070
20,700	USS Co., Ltd.	405,701
67,300	Yamada Holdings Co., Ltd.	363,663

		14,230,678

Technology Hardware, Storage & Peripherals (0.6%):
22,600	Brother Industries, Ltd.	502,438
95,000	Canon, Inc.	2,152,960
34,000	FUJIFILM Holdings Corp.	2,025,312
16,061	Logitech International SA, Class R	1,683,712
25,100	NEC Corp.	1,481,252
59,800	Ricoh Co., Ltd.	606,387
27,900	Seiko Epson Corp.	456,526

		8,908,587

Textiles, Apparel & Luxury Goods (2.6%):
18,248	Adidas AG*	5,695,735
38,845	Burberry Group plc*	1,016,865
50,340	Cie Financiere Richemont SA	4,834,706
3,005	Hermes International SA	3,327,083
7,305	Kering	5,043,368
26,654	LVMH Moet Hennessy Louis Vuitton SA	17,760,393
19,203	Moncler SpA	1,102,988
9,646	Pandora A/S*	1,033,777
8,997	Puma SE*	881,936
2,607	Swatch Group AG (The), Class B	750,346
5,032	Swatch Group AG (The), Registered Shares	280,021

		41,727,218

Tobacco (0.9%):
220,426	British American Tobacco plc	8,429,867
89,232	Imperial Brands plc, Class A	1,835,558
116,300	Japan Tobacco, Inc.	2,236,736
15,801	Swedish Match AB, Class B	1,234,227

		13,736,388

Trading Companies & Distributors (1.5%):
43,283	Ashtead Group plc	2,582,237
14,727	Brenntag AG	1,257,164
33,120	Bunzl plc	1,060,382
21,398	Ferguson plc	2,557,113
129,300	Itochu Corp.	4,204,217
154,900	Marubeni Corp.	1,296,518
128,300	Mitsubishi Corp.	3,642,373
155,700	Mitsui & Co., Ltd.	3,255,199

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
25,400	MonotaRo Co., Ltd.	$690,774
115,100	Sumitomo Corp.	1,646,570
21,000	Toyota Tsushu Corp.	887,585

		23,080,132

Transportation Infrastructure (0.4%):
6,231	Aena SME SA*	1,010,746
3,172	Aeroports de Paris*	379,127
47,053	Atlantia SpA*	882,718
117,874	Auckland International Airport, Ltd.*	645,985
42,517	Getlink SE	652,252
5,100	Japan Airport Terminal Co., Ltd.	251,232
120,920	Sydney Airport*	569,792
262,193	Transurban Group	2,658,664

		7,050,516

Water Utilities (0.1%):
22,762	Severn Trent plc	723,619
62,441	United Utilities Group plc	796,974

		1,520,593

Wireless Telecommunication Services (1.7%):
155,100	KDDI Corp.	4,766,429
272,700	Softbank Corp.	3,549,432
150,200	SoftBank Group Corp.	12,736,722
47,222	Tele2 AB	637,259
2,592,881	Vodafone Group plc	4,717,807

		26,407,649

Total Common Stocks (Cost $1,053,855,610)		1,552,445,988

Preferred Stocks (0.5%):
Automobiles (0.4%):
5,302	Bayerische Motoren Werke AG (BMW), 3.71%, 5/15/20	421,975
14,624	Porsche Automobil Holding SE, 2.44%, 5/20/20	1,550,812
17,741	Volkswagen AG, 2.04%, 5/8/20	4,957,509

		6,930,296

Household Products (0.1%):
16,845	Henkel AG & Co. KGaA, 1.93%, 4/21/20	1,893,720

Total Preferred Stocks (Cost $4,775,849)		8,824,016

Rights (0.0%†):
IT Services (0.0%†):
5,281	Computershare, Ltd., Expires on 4/29/21*	6,096

Oil, Gas & Consumable Fuels (0.0%†):
188,513	Snam SpA, Expires on 4/8/21*	194

Total Rights (Cost $–)		6,290

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.6%):
8,916,012	BlackRock Liquidity FedFund, Institutional Class , 0.07%(b)(c)	8,916,012

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $8,916,012)		8,916,012

Contracts, Shares, Notional Amount or Principal Amount	Value
Short-Term Securities Held as Collateral for Securities on Loan, continued
Total Investment Securities (Cost $1,067,547,471) - 99.0%	$1,570,192,306
Net other assets (liabilities) - 1.0%	15,280,173

Net Assets - 100.0%	$1,585,472,479

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $8,414,308.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(c)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

(Unaudited)

Country	Percentage
Australia	7.7%
Austria	0.2%
Belgium	0.9%
Bermuda	0.1%
Denmark	2.4%
Finland	1.3%
France	10.7%
Germany	9.4%
Hong Kong	2.9%
Ireland	1.2%
Isle of Man	0.1%
Israel	0.6%
Italy	2.1%
Japan	22.8%
Luxembourg	0.2%
Netherlands	5.1%
New Zealand	0.2%
Norway	0.6%
Portugal	0.1%
Singapore	1.1%
Spain	2.6%
Sweden	3.4%
Switzerland	9.6%
United Kingdom	14.1%
United States	0.6%
100.0%

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	6/17/21	19	$2,440,596	$11,783
DJ EURO STOXX 50 June Futures (Euro)	6/18/21	154	6,981,203	137,476
FTSE 100 Index June Futures (British Pounds)	6/18/21	47	4,327,294	(4,456)
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/10/21	34	4,486,858	61,704

				$206,507

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Asset Backed Securities (3.2%):
$1,157,737	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$1,178,313
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 1.61%(US0001M+150bps), 6/25/65, Callable 10/25/32 @ 100(a)	999,527
514,014	Progress Residential Trust, Class A, Series 2019-SFR2, 3.15%, 5/17/36(a)	526,021
813,647	SLC Student Loan Trust, Class 2A3, Series 2008-1, 1.78%(US0003M+160bps), 12/15/32, Callable 3/15/28 @ 100	842,916
541,089	SLM Student Loan Trust, Class 2A3, Series 2003-7, 0.75%(US0003M+57bps), 9/15/39, Callable 12/15/29 @ 100	508,681
617,540	SLM Student Loan Trust, Class A3, Series 2012-1, 1.06%(US0001M+95bps), 9/25/28, Callable 8/25/28 @ 100	609,298
906,928	SLM Student Loan Trust, Class A4, Series 2008-6, 1.32%(US0003M+110bps), 7/25/23, Callable 10/25/24 @ 100	907,262
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 2.07%(US0003M+185bps), 7/25/73, Callable 10/25/22 @ 100	1,219,792
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 2.47%(US0003M+225bps), 10/25/83, Callable 10/25/22 @ 100	240,706
64,095	SLM Student Loan Trust, Class A, Series 2009-3, 0.86%(US0001M+75bps), 1/25/45, Callable 1/25/35 @ 100(a)	64,697
587,453	SLM Student Loan Trust, Class A4, Series 2007-7, 0.55%(US0003M+33bps), 1/25/22, Callable 10/25/23 @ 100	576,507
327,318	SLM Student Loan Trust, Class A, Series 2008-9, 1.72%(US0003M+150bps), 4/25/23, Callable 10/25/22 @ 100	329,063
1,538,300	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 0.39%(US0003M+17bps), 4/25/40, Callable 4/25/26 @ 100(a)	1,498,537

Total Asset Backed Securities (Cost $9,461,053)		9,501,320

Collateralized Mortgage Obligations (8.2%):
762,499	AIMCO CLO, Class AR, Series 2015-AA, 1.09%(US0003M+85bps), 1/15/28, Callable 4/15/21 @ 100(a)	762,551
1,208,549	Alternative Loan Trust, Class 4A1, Series 2005-56, 0.74%(US0001M+31bps), 11/25/35, Callable 4/25/21 @ 100	1,144,925

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$614,180	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 2.20%(US0006M+200bps), 6/25/45, Callable 4/25/21 @ 100	$591,570
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.09%, 8/10/38(a)(b)	578,330
245,555	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 3.13%, 7/25/35, Callable 4/25/21 @ 100(b)	242,897
772,000	BSPRT Issuer, Ltd., Class AS, Series 2018-FL3, 1.46%(US0001M+135bps), 3/15/28, Callable 4/15/21 @ 100(a)	771,536
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	162,173
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	395,495
704,342	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.87%, 4/25/37, Callable 12/25/25 @ 100(b)	706,136
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39(a)	311,001
856,181	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.79%, 2/25/37, Callable 4/25/23 @ 100(b)	684,596
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	338,208
533,227	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 2.38%, 2/25/36, Callable 4/25/21 @ 100(b)	413,374
278,345	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 3.26%, 8/25/35, Callable 4/25/21 @ 100(b)	233,855
654,571	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.36%, 3/25/36, Callable 4/25/21 @ 100(b)	514,537
497,443	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.37%, 4/25/36, Callable 4/25/21 @ 100(b)	412,806
592,496	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.13%, 4/19/36, Callable 4/19/21 @ 100(b)	521,815
469,992	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.57%, 9/19/35, Callable 4/19/21 @ 100(b)	475,994
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 1.32%(US0003M+111bps), 10/29/29, Callable 4/29/21 @ 100(a)	850,100

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,116,674	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 0.69%(US0001M+58bps), 2/25/36, Callable 4/25/21 @ 100	$1,107,448
1,316,607	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.31%(US0001M+20bps), 11/19/36, Callable 9/19/23 @ 100	1,114,117
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	351,374
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	339,700
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)	349,313
820,000	LCM LP, Class ARR, Series 13A, 1.36%(US0003M+114bps), 7/19/27, Callable 4/19/21 @ 100(a)	819,586
767,933	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.23%(US0001M+12bps), 7/25/37, Callable 10/25/22 @ 100	500,591
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	403,370
237,467	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 1.13%(12MTA+75bps), 6/26/47(a)	233,295
280,040	MortgageIT Trust, Class 2A3, Series 2005-2, 1.77%(US0001M+165bps), 5/25/35, Callable 4/25/21 @ 100	277,645
320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	333,776
355,792	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 2.99%, 7/25/35, Callable 4/25/21 @ 100(b)	358,162
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	419,847
750,000	Park Avenue Institutional Advisers CLO, Ltd., Class A1A, Series 2021-1A, 1.59%(US0003M+139bps), 1/20/34, Callable 1/20/23 @ 100(a)	750,530
185,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	193,146
800,000	Recette Clo, Ltd., Class ARR, Series 2015-1A, 1.19%(US0003M+108bps), 1/20/33, Callable 4/20/23 @ 100(a)	798,001
1,028,996	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.29%(US0001M+18bps), 12/25/36, Callable 8/25/21 @ 100	995,063

Principal Amount		Value
Collateralized Mortgage Obligations, continued
$1,322,661	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 0.57%(US0001M+23bps), 2/25/36, Callable 4/25/21 @ 100	$1,259,844
750,000	TCI-Flatiron CLO, Ltd., Class AR2, Series 2016-1A, 1.39%(US0003M+115bps), 1/17/32, Callable 1/17/22 @ 100(a)	749,998
1,182,991	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.69%(US0001M+29bps), 7/25/45, Callable 4/25/21 @ 100	1,163,514
412,629	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.71%, 3/25/35, Callable 4/25/21 @ 100(b)	406,874
207,526	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 0.99%(US0001M+44bps), 7/25/44, Callable 4/25/21 @ 100	200,069
470,480	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.57%(US0001M+23bps), 4/25/45, Callable 4/25/21 @ 100	463,223
322,880	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.95%, 9/25/36, Callable 4/25/21 @ 100(b)	293,850

Total Collateralized Mortgage Obligations (Cost $23,667,658)		23,994,235

Corporate Bonds (17.1%):
Aerospace & Defense (0.2%):
605,000	Boeing Co. (The), 1.17%, 2/4/23, Callable 2/4/22 @ 100	606,779

Airlines (0.2%):
541,363	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	544,070

Banks (1.0%):
625,000	Bank of America Corp., 1.66%(SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100	624,529
220,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	224,944
160,000	Bank of America Corp., 2.59%(SOFR+215bps), 4/29/31, Callable 4/29/30 @ 100	157,848
535,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	578,204
145,000	JPMorgan Chase & Co., 2.08%(SOFR+185bps), 4/22/26, Callable 4/22/25 @ 100	148,412
270,000	Wells Fargo & Co., 2.16%(US0003M+75bps), 2/11/26, Callable 2/11/25 @ 100, MTN	277,951
410,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	446,708

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Banks, continued
$200,000	Wells Fargo & Co., 2.88%(US0003M+117bps), 10/30/30, Callable 10/30/29 @ 100, MTN	$205,658
410,000	Wells Fargo & Co., 3.07%(SOFR+253bps), 4/30/41, Callable 4/30/40 @ 100	402,756

		3,067,010

Beverages (0.3%):
710,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	841,442

Biotechnology (0.4%):
428,000	AbbVie, Inc., 4.55%, 3/15/35, Callable 9/15/34 @ 100	493,842
293,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	340,332
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100	157,813
35,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	40,541
55,000	AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	62,276

		1,094,804

Capital Markets (0.3%):
150,000	Goldman Sachs Group, Inc. (The), 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	163,916
255,000	Raymond James Financial, 4.95%, 7/15/46	313,312
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	257,493

		734,721

Chemicals (0.1%):
305,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	374,522

Commercial Services & Supplies (0.1%):
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	283,354
114,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 5/10/21 @ 104.13(a)	116,707

		400,061

Consumer Finance (1.3%):
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	258,191
150,000	Ford Motor Credit Co. LLC, 1.10%(US0003M+88bps), 10/12/21	149,596
1,150,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,182,586
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	96,057
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	461,814
300,000	General Motors Financial Co., Inc., 3.20%, 7/6/21, Callable 6/6/21 @ 100	301,088
275,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	279,815

Principal Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$575,000	General Motors Financial Co., Inc., 4.20%, 11/6/21	$587,226
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	61,427
375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	385,322
155,000	General Motors Financial Co., Inc., 3.55%, 7/8/22	160,347

		3,923,469

Containers & Packaging (0.3%):
200,000	Ball Corp., 4.00%, 11/15/23	211,500
500,000	Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100(a)	490,000
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	119,900
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 5/10/21 @ 101.38(a)	25,375
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100(a)	25,562

		872,337

Diversified Financial Services (0.3%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	653,519
275,000	GE Capital Funding LLC, 4.40%, 5/15/30, Callable 2/15/30 @ 100(a)	310,591

		964,110

Diversified Telecommunication Services (1.1%):
375,000	AT&T, Inc., 1.36%(US0003M+118bps), 6/12/24^	382,430
270,000	AT&T, Inc., 2.55%, 12/1/33, Callable 9/1/33 @ 100(a)	254,648
290,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	326,150
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	277,541
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	143,061
10,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100(a)	9,175
1,115,000	AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100(a)	1,057,561
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	65,360
175,000	Qwest Corp., 7.25%, 9/15/25	204,938
150,000	Verizon Communications, Inc., 2.10%, 3/22/28, Callable 1/22/28 @ 100	149,718
445,000	Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	441,885

		3,312,467

Electric Utilities (1.2%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	324,400
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	625,363
400,000	Cleco Power LLC, 6.00%, 12/1/40	505,416
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,118,879

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	$889,865

		3,463,923

Electrical Equipment (0.0%†):
82,000	PowerTeam Services LLC, 9.03%, 12/4/25, Callable 2/4/23 @ 104.52(a)	90,610

Entertainment (0.2%):
95,000	Live Nation Entertainment Inc., 4.75%, 10/15/27, Callable 10/15/22 @ 103.56(a)	95,712
45,000	Walt Disney Co. (The), 2.65%, 1/13/31	45,636
420,000	Walt Disney Co. (The), 3.60%, 1/13/51, Callable 7/13/50 @ 100	443,405

		584,753

Equity Real Estate Investment Trusts (1.3%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	643,551
295,000	CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/1/30, Callable 8/1/30 @ 100	272,022
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	229,464
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100	490,635
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	120,485
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	324,290
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	5,181
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	106,750
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 5/10/21 @ 102.44	114,380
1,440,000	Welltower, Inc., 3.75%, 3/15/23	1,519,862

		3,826,620

Food & Staples Retailing (0.2%):
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	243,608
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	329,938

		573,546

Food Products (0.4%):
30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	32,775
790,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100	881,934
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	26,594
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	157,500

		1,098,803

Health Care Providers & Services (2.1%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	215,789
140,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13	146,650

Principal Amount		Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$569,000	Centene Corp., 3.00%, 10/15/30, Callable 7/15/30 @ 100	$563,310
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,450,319
145,000	CommonSpirit Health, 2.78%, 10/1/30, Callable 4/1/30 @ 100	145,762
400,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	469,704
740,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	904,467
490,000	HCA, Inc., 5.00%, 3/15/24	544,513
93,000	HCA, Inc., 5.25%, 4/15/25	106,136
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	384,000
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	176,356
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	90,003
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	177,225
409,000	Molina Healthcare, Inc., 3.88%, 11/15/30, Callable 8/17/30 @ 100(a)	419,736
135,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	139,894
135,000	Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)	141,075

		6,074,939

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 4/20/21 @ 101.44(a)	25,438

Hotels, Restaurants & Leisure (0.3%):
274,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	284,960
100,000	Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38(a)	103,000
215,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26, Callable 8/15/22 @ 102.69(a)	153,725
300,000	Yum! Brands, Inc., 4.63%, 1/31/32, Callable 10/1/26 @ 102.31	306,000

		847,685

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 5/10/21 @ 102.88	206,000

Industrial Conglomerates (0.2%):
190,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	251,398
273,000	General Electric Co., 5.88%, 1/14/38, MTN	352,033

		603,431

Insurance (0.7%):
700,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	846,734
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	702,002

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Insurance, continued
$565,000	Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50, Callable 11/15/49 @ 100(a)	$542,134

		2,090,870

IT Services (0.0%†):
87,000	Colt Merger Sub, Inc., 6.25%, 7/1/25, Callable 7/1/22 @ 103.13(a)	92,002

Media (0.6%):
290,000	Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)	284,925
125,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69(a)	133,750
210,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	213,675
172,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(a)	173,720
35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	36,986
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48, Callable 10/1/47 @ 100	304,163
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	205,750
30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	31,538
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	357,627

		1,742,134

Oil, Gas & Consumable Fuels (1.1%):
40,000	Antero Resources Corp., 8.38%, 7/15/26, Callable 1/15/24 @ 104.19(a)	44,000
35,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	36,969
210,000	Energy Transfer LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	242,025
264,000	Energy Transfer Operating LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	294,360
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	770,875
90,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	100,562
285,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	324,047
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	484,423
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	170,500
150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	164,560
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	255,000

Principal Amount		Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	$246,250

		3,133,571

Pharmaceuticals (0.7%):
195,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	216,472
955,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,077,215
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	468,552
240,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	286,828

		2,049,067

Semiconductors & Semiconductor Equipment (0.2%):
485,000	Intel Corp., 4.75%, 3/25/50, Callable 9/25/49 @ 100	606,351

Software (0.3%):
275,000	Oracle Corp., 2.88%, 3/25/31, Callable 12/25/30 @ 100	278,629
440,000	Oracle Corp., 3.95%, 3/25/51, Callable 9/25/50 @ 100	451,482
121,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	128,260

		858,371

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 5/10/21 @ 105.16	25,625
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	83,430

		109,055

Tobacco (0.5%):
20,000	BAT Capital Corp., 2.73%, 3/25/31, Callable 12/25/30 @ 100	19,334
615,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	615,220
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	717,889

		1,352,443

Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	670,368

Wireless Telecommunication Services (1.2%):
27,000	Sprint Corp., 7.88%, 9/15/23	30,847
129,500	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	130,308
1,230,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	1,328,798
235,000	T-Mobile USA, Inc., 2.25%, 2/15/26, Callable 2/15/23 @ 101.13	236,514
150,000	T-Mobile USA, Inc., 1.50%, 2/15/26, Callable 1/15/26 @ 100(a)	148,293
444,000	T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31	450,660
55,000	T-Mobile USA, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100(a)	60,083
235,000	T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100(a)	255,110

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$337,000	T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100(a)	$328,669
395,000	T-Mobile USA, Inc., 4.38%, 4/15/40, Callable 10/15/39 @ 100(a)	436,139

		3,405,421

Total Corporate Bonds (Cost $47,577,667)		50,241,193

Yankee Dollars (5.9%):
Aerospace & Defense (0.1%):
35,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	37,406
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	32,400
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	344,569

		414,375

Banks (1.2%):
495,000	HSBC Holdings plc, 1.59%(SOFR+129bps), 5/24/27, Callable 5/24/26 @ 100	485,113
440,000	HSBC Holdings plc, 2.01%(SOFR+173bps), 9/22/28, Callable 9/22/27 @ 100	433,084
415,000	Lloyds Banking Group plc, 2.86%(US0003M+125bps), 3/17/23, Callable 3/17/22 @ 100	423,720
145,000	Lloyds Banking Group plc, 4.05%, 8/16/23	156,328
450,000	Lloyds Banking Group plc, 1.63%(H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100	444,184
390,000	Santander UK Group Holdings plc, 4.80%(US0003M+157bps), 11/15/24, Callable 11/15/23 @ 100	428,356
590,000	Santander UK Group Holdings plc, 1.09%(SOFR+79bps), 3/15/25, Callable 3/15/24 @ 100	589,543
410,000	Santander UK plc, 5.00%, 11/7/23(a)	448,768

		3,409,096

Beverages (0.0%†):
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	128,990

Capital Markets (0.1%):
255,000	Credit Suisse Group AG, 4.55%, 4/17/26	285,218
145,000	Credit Suisse Group AG, 2.19%(SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)	147,478

		432,696

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	187,123

Containers & Packaging (0.1%):
250,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	262,500

Diversified Financial Services (1.0%):
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,360,320

Principal Amount		Value
Yankee Dollars, continued
Diversified Financial Services, continued
$111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 5/10/21 @ 106.38(a)(c)	$69,375
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)(c)	334,800
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	29,725
100,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	104,500
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	297,112
255,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	276,037
20,000	Shell International Finance BV, 4.00%, 5/10/46	22,014
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	307,763

		2,801,646

Energy Equipment & Services (0.1%):
58,200	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 5/10/21 @ 103.88(a)	56,454
109,475	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	102,907
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	111,320
41,400	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 5/10/21 @ 103.13(a)	39,226

		309,907

Food & Staples Retailing (0.2%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	515,375

Hotels, Restaurants & Leisure (0.1%):
150,000	1011778 BC ULC / New Red Finance, Inc., 3.50%, 2/15/29, Callable 2/15/24 @ 101.75(a)	145,500

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	241,000

Oil, Gas & Consumable Fuels (0.7%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	236,750
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	209,750
175,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100	167,982
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	347,206
630,000	Petroleos Mexicanos, 6.75%, 9/21/47	540,814
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100	73,180
200,000	Petronas Capital, Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100(a)	214,006
300,000	Shell International Finance BV, 4.38%, 5/11/45	349,611

		2,139,299

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
Yankee Dollars, continued
Pharmaceuticals (0.1%):
$193,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 5/10/21 @ 101.75(a)	$197,343

Professional Services (0.2%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	127,806
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	140,000
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	114,660
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	339,619

		722,085

Sovereign Bond (1.1%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	410,308
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	213,000
200,000	Brazilian Government International Bond, 3.88%, 6/12/30^	193,068
200,000	Chile Government International Bond, 2.55%, 1/27/32, Callable 10/27/31 @ 100	200,567
200,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	201,750
425,000	Mexico Government International Bond, 2.66%, 5/24/31, Callable 2/24/31 @ 100	403,750
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	208,500
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	195,029
200,000	Republic of Colombia, 5.00%, 6/15/45, Callable 12/15/44 @ 100	211,037
200,000	Republic of Peru, 4.13%, 8/25/27	222,879
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	201,091
200,000	Saudi Government International Bond, 3.63%, 3/4/28	217,030
200,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	195,710
200,000	State of Qatar, 4.63%, 6/2/46	235,166

		3,308,885

Thrifts & Mortgage Finance (0.2%):
230,000	Nationwide Building Society, 3.62%(US0003M+118bps), 4/26/23, Callable 4/26/22 @ 100(a)	236,884
330,000	Nationwide Building Society, 3.77%(US0003M+106bps), 3/8/24, Callable 3/8/23 @ 100(a)	348,435

		585,319

Trading Companies & Distributors (0.2%):
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	567,338

Wireless Telecommunication Services (0.3%):
813,000	Vodafone Group plc, 4.88%, 6/19/49	967,007

Total Yankee Dollars (Cost $17,305,448)		17,335,484

Principal Amount		Value
Municipal Bonds (1.0%):
New York (0.4%):
$420,000	City of New York NY, 3.00%, 8/1/34, Continuously Callable @100	$431,600
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 5/1/40, Continuously Callable @100	237,908
145,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 2.40%, 11/1/32, Continuously Callable @100	143,176
25,000	New York City Water & Sewer System Revenue, 4.00%, 6/15/50, Continuously Callable @100	28,770
125,000	New York City Water & Sewer System Revenue, 4.00%, 6/15/50, Continuously Callable @100	142,862
255,000	New York State Urban Development Corp. Revenue, 4.00%, 3/15/43, Continuously Callable @100	293,847

		1,278,163

Massachusetts (0.1%):
150,000	Commonwealth of Massachusetts, GO, Series C, 3.00%, 3/1/49, Continuously Callable @100	158,150

California (0.5%):
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	866,439
570,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	568,860

		1,435,299

Total Municipal Bonds (Cost $2,834,855)		2,871,612

U.S. Government Agency Mortgages (36.0%):
Federal Home Loan Mortgage Corporation (7.7%):
304,042	3.00%, 3/1/31, Pool #G18592	322,870
786,620	3.50%, 1/1/34, Pool #G16756	847,296
1,265,348	3.50%, 4/1/44, Pool #G07848	1,402,236
1,744,300	3.50%, 4/1/45, Pool #G60023	1,911,973
1,375,535	4.00%, 12/1/45, Pool #G60344	1,522,189
1,008,590	3.50%, 6/1/46, Pool #G08711	1,077,019
691,796	3.50%, 8/1/46, Pool #G08716	738,733
580,395	3.00%, 8/1/46, Pool #G08715	609,047
272,172	3.50%, 9/1/46, Pool #G08722	290,639
156,354	3.00%, 9/1/46, Pool #G08721	164,073
774,919	3.00%, 10/1/46, Pool #G08726	813,174
858,567	3.00%, 11/1/46, Pool #G08732	900,952
1,050,551	3.00%, 1/1/47, Pool #G08741	1,102,414
917,169	3.50%, 4/1/47, Pool #G67703	995,135
256,650	Class PA, Series 4846, 4.00%, 6/15/47	269,704
1,240,620	3.50%, 12/1/47, Pool #G67706	1,356,743
472,112	3.50%, 12/1/47, Pool #G08792	501,430
2,199,573	3.50%, 1/1/48, Pool #G67707	2,417,428
566,345	3.50%, 2/1/48, Pool #G08800	600,401
1,233,121	4.00%, 3/1/48, Pool #G67711	1,361,391
613,908	3.50%, 3/1/48, Pool #G67710	665,229
142,299	Class CA, Series 4818, 3.00%, 4/15/48	144,319
4,978	4.00%, 6/1/48, Pool #G67713	5,478
557,792	3.50%, 6/1/48, Pool #G08816	591,334
194,110	5.00%, 7/1/48, Pool #G08833	214,882
442,620	4.50%, 10/1/48, Pool #G08843	483,417

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$1,312,279	Class HZ, Series 4639, 3.25%, 4/15/53	$1,390,121

		22,699,627

Federal National Mortgage Association (21.1%):
1,245,000	3.06%, 5/1/22, Pool #471258	1,277,307
564,065	3.50%, 1/1/32, Pool #AB4262	598,495
84,577	3.00%, 7/1/32, Pool #MA3060	89,633
411,699	3.00%, 10/1/33, Pool #MA1676	437,651
3,700,000	1.50%, 5/25/36, TBA	3,707,516
5,075,000	2.00%, 5/25/36, TBA	5,198,901
485,000	2.46%, 4/1/40, Pool #BL6060	471,834
1,238,639	2.00%, 9/1/40, Pool #MA4152	1,254,272
1,524,776	2.00%, 10/1/40, Pool #MA4176	1,544,086
41,677	4.00%, 8/1/42, Pool #MA1146	45,303
813,059	3.50%, 4/1/43, Pool #MA1404	886,457
418,874	4.50%, 2/1/46, Pool #AL9106	463,016
224,252	Class QA, Series 2018-57, 3.50%, 5/25/46	234,527
633,704	Class PA, Series 2018-55, 3.50%, 1/25/47	666,683
264,462	4.00%, 6/1/47, Pool #AS9830	287,122
267,626	4.00%, 7/1/47, Pool #AS9972	290,558
17,367	4.00%, 8/1/47, Pool #MA3088	18,776
62,402	3.50%, 1/1/48, Pool #MA3238	66,255
1,142,242	3.50%, 1/1/48, Pool #CA0996	1,235,744
790,619	4.50%, 5/1/48, Pool #CA1710	865,664
73,676	4.50%, 5/1/48, Pool #CA1711	80,670
621,706	Class CT, Series 2018-43, 3.00%, 6/25/48	637,723
550,606	4.50%, 8/1/48, Pool #CA2208	601,045
1,263,647	3.50%, 6/1/49, Pool #CA3633	1,376,110
463,456	3.00%, 10/1/49, Pool #MA3811	473,272
7,075,000	2.50%, 5/25/51, TBA	7,238,057
32,325,000	2.00%, 5/25/51, TBA	32,173,477

		62,220,154

Government National Mortgage Association (7.2%):
450,054	3.50%, 3/20/46, Pool #MA3521	482,308
470,768	3.50%, 4/20/46, Pool #MA3597	504,507
90,824	3.50%, 5/20/46, Pool #MA3663	96,816
195,775	3.50%, 9/20/46, Pool #MA3937	209,082
1,019,251	3.00%, 12/20/46, Pool #MA4126	1,076,273
788,840	3.50%, 1/20/47, Pool #MA4196	845,378
132,286	5.00%, 3/20/47, Pool #MA4324	149,448
162,804	3.50%, 6/20/47, Pool #MA4510	172,756
352,387	5.00%, 6/20/47, Pool #MA4513	385,642
241,477	5.00%, 9/20/47, Pool #MA4722	268,961
469,179	4.00%, 9/20/47, Pool #MA4720	509,299
511,686	3.00%, 11/20/47, Pool #MA4836	539,119
195,508	3.50%, 11/20/47, Pool #MA4837	209,037
326,504	4.00%, 11/20/47, Pool #MA4838	354,424
154,732	4.00%, 12/20/47, Pool #MA4901	167,963
1,623,839	3.50%, 12/20/47, Pool #MA4900	1,727,063
536,715	4.00%, 3/20/48, Pool #MA5078	577,898
1,076,055	4.50%, 8/20/48, Pool #MA5399	1,165,932
290,047	4.00%, 9/20/48, Pool #MA5466	312,567
417,865	Class NW, Series 2018-124, 3.50%, 9/20/48	429,849
501,581	3.00%, 10/20/49, Pool #MA6209	511,988
3,150,000	2.50%, 5/20/51, TBA	3,240,316
5,850,000	2.00%, 5/20/51, TBA	5,890,219
875,000	2.50%, 6/20/51, TBA	898,276

		20,725,121

Total U.S. Government Agency Mortgages (Cost $103,808,780)		105,644,902

Principal Amount		Value
U.S. Treasury Obligations (48.3%):
U.S. Treasury Bills (8.5%):
$3,550,000	0.01%, 5/25/21(d)	$3,549,920
9,275,000	0.02%, 8/12/21(d)	9,274,143
11,915,000	0.02%, 8/19/21(d)	11,913,842

		24,737,905

U.S. Treasury Bonds (6.0%):
3,531,000	1.88%, 2/15/41	3,278,313
2,284,000	1.63%, 11/15/50	1,896,434
14,461,000	1.88%, 2/15/51	12,782,168

		17,956,915

U.S. Treasury Notes (33.8%):
9,775,000	0.13%, 1/31/23	9,768,891
32,270,000	0.13%, 2/28/23	32,249,831
10,825,000	0.13%, 3/31/23	10,818,234
20,525,000	0.50%, 2/28/26	20,114,500
21,635,000	0.75%, 3/31/26	21,435,552
5,165,000	1.13%, 2/15/31	4,875,276

		99,262,284

Total U.S. Treasury Obligations (Cost $143,203,977)		141,957,104

Short-Term Securities Held as Collateral for Securities on Loan (0.1%):
435,793	BlackRock Liquidity FedFund, Institutional Class , 0.07%(d)(e)	435,793

Total Short-Term Securities Held as Collateral for Securities on Loan(Cost $435,793)		435,793

Shares		Value
Unaffiliated Investment Companies (1.3%):

Money Markets (1.3%):
3,930,160	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(d)	3,930,160

Total Unaffiliated Investment Companies (Cost $3,930,160)		3,930,160

Total Investment Securities (Cost $352,225,391) - 121.1%		355,911,803
Net other assets (liabilities) - (21.1)%		(62,079,206)

Net Assets - 100.0%		$293,832,597

Percentages indicated are based on net assets as of March 31, 2021.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
H15T1Y	-	1 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $423,142.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2021.

(c)	Defaulted bond.
(d)	The rate represents the effective yield at March 31, 2021.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/21	12	$(2,648,719)	$2,508

				$2,508

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Ultra Long Term U.S. Treasury Bond June Future (U.S. Dollar)	6/21/21	2	$362,438	$(18,297)

				$(18,297)

Total Net Futures Contracts				$(15,789)

At March 31, 2021, the Fund’s exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value
3YR30YR IRS Swaption P 2.75	Put	2.75 USD	1/19/24	1,220,000	$3,355,000	$89,640

Total (Premiums $35,990)						$89,640

(a)    Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (1.0%):
30,774	Axon Enterprise, Inc.*	$4,382,833
19,751	Curtiss-Wright Corp.	2,342,469
40,722	Hexcel Corp.*	2,280,432
26,954	Mercury Systems, Inc.*	1,904,300

		10,910,034

Air Freight & Logistics (0.5%):
49,310	XPO Logistics, Inc.*	6,079,923

Airlines (0.3%):
152,265	JetBlue Airways Corp.*	3,097,070

Auto Components (1.7%):
45,020	Adient plc*	1,989,884
70,469	Dana, Inc.	1,714,511
20,108	Fox Factory Holding Corp.*	2,554,923
117,562	Gentex Corp.	4,193,437
113,641	Goodyear Tire & Rubber Co.*	1,996,672
26,393	Lear Corp.	4,783,731
13,598	Visteon Corp.*	1,658,276

		18,891,434

Automobiles (0.6%):
73,774	Harley-Davidson, Inc.	2,958,337
26,712	Thor Industries, Inc.	3,599,175

		6,557,512

Banks (7.2%):
74,323	Associated Banc-Corp.	1,586,053
46,521	BancorpSouth Bank	1,511,002
19,550	Bank of Hawaii Corp.	1,749,530
58,095	Bank OZK	2,373,181
36,194	Cathay General Bancorp	1,475,991
47,453	CIT Group, Inc.	2,444,304
50,838	Commerce Bancshares, Inc.	3,894,699
27,090	Cullen/Frost Bankers, Inc.	2,946,308
68,301	East West Bancorp, Inc.	5,040,614
156,614	F.N.B. Corp.	1,988,998
68,611	First Financial Bankshares, Inc.	3,206,192
267,997	First Horizon Corp.	4,531,829
77,887	Fulton Financial Corp.	1,326,416
45,934	Glacier Bancorp, Inc.	2,621,913
42,256	Hancock Whitney Corp.	1,775,175
72,812	Home Bancshares, Inc.	1,969,565
26,682	International Bancshares Corp.	1,238,578
56,215	PacWest Bancorp	2,144,602
36,658	Pinnacle Financial Partners, Inc.	3,250,098
44,836	Prosperity Bancshares, Inc.	3,357,768
27,534	Signature Bank	6,225,437
93,339	Sterling Bancorp	2,148,664
71,703	Synovus Financial Corp.	3,280,412
73,627	TCF Financial Corp.	3,420,710
24,595	Texas Capital Bancshares, Inc.*	1,744,277
30,635	Trustmark Corp.	1,031,174
21,122	UMB Financial Corp.	1,950,194
105,618	Umpqua Holdings Corp.	1,853,596
62,062	United Bankshares, Inc.	2,394,352
195,220	Valley National Bancorp	2,682,323
43,409	Webster Financial Corp.	2,392,270
27,332	Wintrust Financial Corp.	2,071,766

		81,627,991

Beverages (0.5%):
4,441	Boston Beer Co., Inc. (The), Class A*	5,357,089

Biotechnology (2.2%):
50,033	Arrowhead Pharmaceuticals, Inc.*	3,317,688
21,733	Emergent BioSolutions, Inc.*	2,019,213
150,519	Exelixis, Inc.*	3,400,224
61,144	Halozyme Therapeutics, Inc.*	2,549,093

Shares		Value
Common Stocks, continued
Biotechnology, continued
8,092	Ligand Pharmaceuticals, Inc., Class B*	$1,233,625
45,630	Neurocrine Biosciences, Inc.*	4,437,518
24,576	Repligen Corp.*	4,777,820
21,491	United Therapeutics Corp.*	3,594,800

		25,329,981

Building Products (1.9%):
99,597	Builders FirstSource, Inc.*	4,618,313
16,567	Lennox International, Inc.	5,162,112
50,624	Owens Corning	4,661,964
20,792	Simpson Manufacturing Co., Inc.	2,156,754
55,870	Trex Co., Inc.*	5,114,340

		21,713,483

Capital Markets (2.2%):
20,544	Affiliated Managers Group, Inc.	3,061,672
20,214	Evercore, Inc., Class A	2,662,992
18,324	FactSet Research Systems, Inc.	5,654,603
45,492	Federated Hermes, Inc., Class B	1,423,900
38,903	Interactive Brokers Group, Inc., Class A	2,841,475
82,066	Janus Henderson Group plc	2,556,356
57,471	SEI Investments Co.	3,501,708
50,624	Stifel Financial Corp.	3,242,974

		24,945,680

Chemicals (2.6%):
26,230	Ashland Global Holdings, Inc.	2,328,437
44,026	Avient Corp.	2,081,109
27,302	Cabot Corp.	1,431,717
79,265	Chemours Co. (The)	2,212,286
19,517	Ingevity Corp.*	1,474,119
16,273	Minerals Technologies, Inc.	1,225,682
3,537	NewMarket Corp.	1,344,626
68,703	Olin Corp.	2,608,653
62,771	RPM International, Inc.	5,765,516
19,619	Scotts Miracle-Gro Co. (The)	4,806,067
20,662	Sensient Technologies Corp.	1,611,636
87,169	Valvoline, Inc.	2,272,496

		29,162,344

Commercial Services & Supplies (1.8%):
24,117	Brink’s Co. (The)	1,910,790
24,480	Clean Harbors, Inc.*	2,057,789
36,646	Healthcare Services Group, Inc.	1,027,187
28,914	Herman Miller, Inc.	1,189,811
64,917	IAA, Inc.*	3,579,524
61,567	KAR Auction Services, Inc.*	923,505
17,488	MSA Safety, Inc.	2,623,550
44,134	Stericycle, Inc.*	2,979,486
26,164	Tetra Tech, Inc.	3,550,978

		19,842,620

Communications Equipment (1.0%):
74,859	Ciena Corp.*	4,096,285
15,084	InterDigital, Inc.	957,080
36,515	Lumentum Holdings, Inc.*	3,335,645
34,844	NetScout Systems, Inc.*	981,207
31,700	ViaSat, Inc.*	1,523,819

		10,894,036

Construction & Engineering (1.4%):
71,154	AECOM*	4,561,683
14,913	Dycom Industries, Inc.*	1,384,672
26,398	EMCOR Group, Inc.	2,960,800
60,577	Fluor Corp.*	1,398,723
27,106	MasTec, Inc.*	2,539,832
10,198	Valmont Industries, Inc.	2,423,758

		15,269,468

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Construction Materials (0.2%):
20,179	Eagle Materials, Inc., Class A	$2,712,259

Consumer Finance (0.6%):
19,763	Firstcash, Inc.	1,297,836
89,405	Navient Corp.	1,279,386
32,990	PROG Holdings, Inc.	1,428,137
161,490	SLM Corp.	2,901,975

		6,907,334

Containers & Packaging (0.9%):
31,439	AptarGroup, Inc.	4,453,963
12,735	Greif, Inc., Class A	725,895
38,062	Silgan Holdings, Inc.	1,599,746
48,426	Sonoco Products Co.	3,065,366

		9,844,970

Diversified Consumer Services (1.1%):
24,195	Adtalem Global Education, Inc.*	956,670
1,978	Graham Holdings Co., Class B	1,112,506
22,544	Grand Canyon Education, Inc.*	2,414,462
87,765	H&R Block, Inc.	1,913,277
82,001	Service Corp. International	4,186,151
11,795	Strategic Education, Inc.	1,084,079
22,624	WW International, Inc.*	707,679

		12,374,824

Diversified Financial Services (0.3%):
97,721	Jefferies Financial Group, Inc.	2,941,402

Diversified Telecommunication Services (0.2%):
56,695	Iridium Communications, Inc.*	2,338,669

Electric Utilities (1.0%):
25,317	ALLETE, Inc.	1,701,049
52,473	Hawaiian Electric Industries, Inc.	2,331,375
24,259	IDACORP, Inc.	2,425,172
96,414	OGE Energy Corp.	3,119,957
41,810	PNM Resources, Inc.	2,050,781

		11,628,334

Electrical Equipment (1.7%):
17,320	Acuity Brands, Inc.	2,857,800
20,793	EnerSys	1,888,005
26,197	Hubbell, Inc.	4,895,957
80,800	nVent Electric plc	2,255,128
19,562	Regal-Beloit Corp.	2,791,106
77,215	Sunrun, Inc.*	4,669,963

		19,357,959

Electronic Equipment, Instruments & Components (3.2%):
35,994	Arrow Electronics, Inc.*	3,988,855
48,445	Avnet, Inc.	2,010,952
21,931	Belden, Inc.	973,078
84,928	Cognex Corp.	7,048,175
11,782	Coherent, Inc.*	2,979,550
50,545	II-VI, Inc.*	3,455,762
65,329	Jabil, Inc.	3,407,560
11,829	Littlelfuse, Inc.	3,128,061
63,347	National Instruments Corp.	2,735,640
19,823	SYNNEX Corp.	2,276,473
64,235	Vishay Intertechnology, Inc.	1,546,779
82,099	Vontier Corp.*	2,485,137

		36,036,022

Energy Equipment & Services (0.2%):
89,328	ChampionX Corp.*	1,941,097

Entertainment (0.2%):
51,782	Cinemark Holdings, Inc.*	1,056,870
22,449	World Wrestling Entertainment, Inc., Class A	1,218,083

		2,274,953

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts (8.4%):
66,293	American Campus Communities, Inc.	$2,861,869
71,784	Apartment Income REIT Corp.	3,069,484
142,950	Brixmor Property Group, Inc.	2,891,878
47,071	Camden Property Trust	5,173,574
20,561	Coresite Realty Corp.	2,464,236
54,273	Corporate Office Properties Trust	1,429,008
71,459	Cousins Properties, Inc.	2,526,076
58,119	Cyrusone, Inc.	3,935,819
79,342	Douglas Emmett, Inc.	2,491,339
19,093	EastGroup Properties, Inc.	2,735,645
36,419	EPR Properties	1,696,761
62,203	First Industrial Realty Trust, Inc.	2,848,275
67,007	Healthcare Realty Trust, Inc.	2,031,652
50,139	Highwoods Properties, Inc.	2,152,969
72,833	Hudson Pacific Properties, Inc.	1,975,959
53,153	JBG SMITH Properties	1,689,734
51,092	Kilroy Realty Corp.	3,353,168
41,730	Lamar Advertising Co., Class A	3,919,282
36,376	Life Storage, Inc.	3,126,517
279,833	Medical Properties Trust, Inc.	5,954,846
84,564	National Retail Properties, Inc.	3,726,735
111,825	Omega Healthcare Investors, Inc.	4,096,150
115,140	Parks Hotels & Resorts, Inc.*	2,484,721
63,099	Pebblebrook Hotel Trust	1,532,675
100,752	Physicians Realty Trust	1,780,288
32,596	PotlatchDeltic Corp.	1,724,980
9,682	PS Business Parks, Inc.	1,496,644
66,113	Rayonier, Inc.	2,132,144
63,379	Rexford Industrial Realty, Inc.	3,194,302
102,642	Sabra Health Care REIT, Inc.	1,781,865
78,980	Service Properties Trust	936,703
33,781	SL Green Realty Corp.	2,364,332
55,186	Spirit Realty Capital, Inc.	2,345,405
115,731	STORE Capital Corp.	3,876,988
56,541	The Macerich Co.	661,530
52,573	Urban Edge Properties	868,506
58,207	Weingarten Realty Investors	1,566,350

		94,898,409

Food & Staples Retailing (0.9%):
66,196	BJ’s Wholesale Club Holdings, Inc.*	2,969,552
17,826	Casey’s General Stores, Inc.	3,853,803
42,221	Grocery Outlet Holding Corp.*	1,557,533
56,909	Sprouts Farmers Market, Inc.*	1,514,918

		9,895,806

Food Products (1.9%):
78,450	Darling Ingredients, Inc.*	5,772,351
94,539	Flowers Foods, Inc.	2,250,028
39,441	Hain Celestial Group, Inc. (The)*	1,719,628
32,335	Ingredion, Inc.	2,907,563
9,528	Lancaster Colony Corp.	1,670,830
23,508	Pilgrim’s Pride Corp.*	559,255
28,912	Post Holdings, Inc.*	3,056,577
9,516	Sanderson Farms, Inc.	1,482,403
8,247	Tootsie Roll Industries, Inc.^	273,237
27,167	TreeHouse Foods, Inc.*	1,419,204

		21,111,076

Gas Utilities (1.2%):
43,791	National Fuel Gas Co.	2,189,112
46,884	New Jersey Resources Corp.	1,869,265
25,495	ONE Gas, Inc.	1,960,821
27,385	Southwest Gas Holdings, Inc.	1,881,623
25,166	Spire, Inc.	1,859,516
100,621	UGI Corp.	4,126,467

		13,886,804

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (3.2%):
23,484	Avanos Medical, Inc.*	$1,027,190
18,149	Cantel Medical Corp.*	1,449,016
37,104	Globus Medical, Inc., Class A*	2,288,204
24,471	Haemonetics Corp.*	2,716,526
32,018	Hill-Rom Holdings, Inc.	3,537,349
9,576	ICU Medical, Inc.*	1,967,293
34,042	Integra LifeSciences Holdings Corp.*	2,351,962
23,704	LivaNova plc*	1,747,696
24,531	Masimo Corp.*	5,633,789
25,589	Neogen Corp.*	2,274,606
24,789	NuVasive, Inc.*	1,625,167
16,355	Penumbra, Inc.*	4,425,336
18,497	Quidel Corp.*	2,366,321
22,353	STAAR Surgical Co.*	2,356,230

		35,766,685

Health Care Providers & Services (2.7%):
42,801	Acadia Healthcare Co., Inc.*	2,445,649
15,849	Amedisys, Inc.*	4,196,657
7,735	Chemed Corp.	3,556,708
47,893	Encompass Health Corp.	3,922,437
39,918	HealthEquity, Inc.*	2,714,424
15,220	LHC Group, Inc.*	2,910,216
27,983	Molina Healthcare, Inc.*	6,541,306
41,939	Patterson Cos., Inc.	1,339,951
51,109	Tenet Healthcare Corp.*	2,657,668

		30,285,016

Hotels, Restaurants & Leisure (2.7%):
38,681	Boyd Gaming Corp.*	2,280,632
13,932	Choice Hotels International, Inc.	1,494,764
16,707	Churchill Downs, Inc.	3,799,506
11,364	Cracker Barrel Old Country Store, Inc.	1,964,608
11,131	Jack in the Box, Inc.	1,221,961
19,874	Marriott Vacations Worldwide Corp.*	3,461,653
15,937	Papa John’s International, Inc.	1,412,656
27,655	Scientific Games Corp., Class A*	1,065,271
36,560	Six Flags Entertainment Corp.*	1,698,943
31,540	Texas Roadhouse, Inc., Class A*	3,025,948
41,364	Travel + Leisure Co.	2,529,822
85,849	Wendy’s Co. (The)	1,739,301
14,461	Wingstop, Inc.	1,839,005
44,915	Wyndham Hotels & Resorts, Inc.	3,134,169

		30,668,239

Household Durables (1.5%):
11,729	Helen of Troy, Ltd.*	2,470,831
42,634	KB Home	1,983,760
62,143	Taylor Morrison Home Corp., Class A*	1,914,626
92,138	Tempur Sealy International, Inc.	3,368,565
54,013	Toll Brothers, Inc.	3,064,158
15,930	TopBuild Corp.*	3,336,220
58,065	Tri Pointe Homes, Inc.*	1,182,203

		17,320,363

Household Products (0.1%):
27,961	Energizer Holdings, Inc.	1,327,029

Industrial Conglomerates (0.4%):
25,711	Carlisle Cos., Inc.	4,231,516

Insurance (4.0%):
6,751	Alleghany Corp.*	4,228,084
33,765	American Financial Group, Inc.	3,852,586
42,063	Brighthouse Financial, Inc.*	1,861,288
112,963	Brown & Brown, Inc.	5,163,539
64,681	CNO Financial Group, Inc.	1,571,101
52,999	First American Financial Corp.	3,002,393

Shares		Value
Common Stocks, continued
Insurance, continued
244,836	Genworth Financial, Inc., Class A*	$812,855
17,497	Hanover Insurance Group, Inc. (The)	2,265,162
29,562	Kemper Corp.	2,356,683
10,427	Kinsale Capital Group, Inc.	1,718,369
12,738	Mercury General Corp.	774,598
136,314	Old Republic International Corp.	2,977,098
18,941	Primerica, Inc.	2,799,859
32,795	Reinsurance Group of America, Inc.	4,133,810
24,468	RenaissanceRe Holdings, Ltd.	3,920,997
19,079	RLI Corp.	2,128,644
29,183	Selective Insurance Group, Inc.	2,116,935

		45,684,001

Interactive Media & Services (0.3%):
46,366	TripAdvisor, Inc.*	2,494,027
34,309	Yelp, Inc.*	1,338,051

		3,832,078

Internet & Direct Marketing Retail (2.7%):
153,828	Airbnb, Inc., Series D(a)	28,356,318
44,890	Grubhub, Inc.*	2,693,400

		31,049,718

IT Services (2.8%):
23,929	Alliance Data Systems Corp.	2,682,202
12,153	CACI International, Inc., Class A*	2,997,659
20,029	Concentrix Corp.*	2,998,742
35,216	CoreLogic, Inc.	2,790,868
67,702	KBR, Inc.	2,599,080
32,596	LiveRamp Holdings, Inc.*	1,691,080
29,934	MAXIMUS, Inc.	2,665,323
65,662	Perspecta, Inc.	1,907,481
152,694	Sabre Corp.*	2,261,398
27,973	Science Applications International Corp.	2,338,263
52,589	Teradata Corp.*	2,026,780
21,321	WEX, Inc.*	4,460,780

		31,419,656

Leisure Products (1.2%):
37,524	Brunswick Corp.	3,578,664
167,963	Mattel, Inc.*	3,345,823
28,105	Polaris, Inc.	3,752,018
36,063	YETI Holdings, Inc.*	2,604,109

		13,280,614

Life Sciences Tools & Services (2.1%):
18,719	Bio-Techne Corp.	7,149,348
24,011	Charles River Laboratories International, Inc.*	6,959,108
13,266	Medpace Holdings, Inc.*	2,176,287
31,141	PRA Health Sciences, Inc.*	4,774,850
39,838	Syneos Health, Inc.*	3,021,712

		24,081,305

Machinery (5.1%):
29,759	AGCO Corp.	4,274,880
55,447	Colfax Corp.*	2,429,133
24,082	Crane Co.	2,261,541
60,851	Donaldson Co., Inc.	3,539,094
62,623	Flowserve Corp.	2,430,399
81,425	Graco, Inc.	5,831,659
41,734	ITT, Inc.	3,794,038
40,689	Kennametal, Inc.	1,626,339
28,785	Lincoln Electric Holdings, Inc.	3,538,828
26,844	Middleby Corp. (The)*	4,449,393
26,073	Nordson Corp.	5,180,184
32,993	Oshkosh Corp.	3,914,949
33,416	Terex Corp.	1,539,475
32,792	Timken Co.	2,661,727

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
51,923	Toro Co. (The)	$5,355,338
39,292	Trinity Industries, Inc.	1,119,429
28,288	Woodward, Inc.	3,412,381

		57,358,787

Marine (0.2%):
29,268	Kirby Corp.*	1,764,275

Media (1.0%):
2,621	Cable One, Inc.	4,792,132
21,127	John Wiley & Sons, Inc., Class A	1,145,083
69,951	New York Times Co. (The), Class A	3,540,920
105,228	Tegna, Inc.	1,981,443

		11,459,578

Metals & Mining (2.2%):
221,442	Cleveland-Cliffs, Inc.	4,453,199
57,929	Commercial Metals Co.	1,786,530
16,636	Compass Minerals International, Inc.	1,043,410
30,686	Reliance Steel & Aluminum Co.	4,673,171
31,646	Royal Gold, Inc.	3,405,743
96,713	Steel Dynamics, Inc.	4,909,152
126,402	United States Steel Corp.	3,307,940
16,658	Worthington Industries, Inc.	1,117,585

		24,696,730

Multiline Retail (0.8%):
76,062	Kohl’s Corp.	4,534,056
52,186	Nordstrom, Inc.*	1,976,284
27,350	Ollie’s Bargain Outlet Holdings, Inc.*	2,379,450

		8,889,790

Multi-Utilities (0.6%):
30,130	Black Hills Corp.	2,011,780
96,622	MDU Resources Group, Inc.	3,054,222
24,401	NorthWestern Corp.	1,590,945

		6,656,947

Oil, Gas & Consumable Fuels (1.1%):
137,122	Antero Midstream Corp.	1,238,212
49,536	Cimarex Energy Co.	2,941,943
106,375	CNX Resources Corp.*	1,563,713
134,159	EQT Corp.*	2,492,674
196,256	Equitrans Midstream Corp.	1,601,449
70,389	Murphy Oil Corp.	1,155,083
30,666	World Fuel Services Corp.	1,079,443

		12,072,517

Paper & Forest Products (0.3%):
26,801	Domtar Corp.	990,297
51,710	Louisiana-Pacific Corp.	2,867,837

		3,858,134

Personal Products (0.2%):
138,460	Coty, Inc., Class A*	1,247,524
24,458	Nu Skin Enterprises, Inc., Class A	1,293,584

		2,541,108

Pharmaceuticals (0.6%):
27,175	Jazz Pharmaceuticals plc*	4,466,755
88,741	Nektar Therapeutics*	1,774,820

		6,241,575

Professional Services (0.8%):
25,474	ASGN, Inc.*	2,431,238
16,679	FTI Consulting, Inc.*	2,336,895
17,311	Insperity, Inc.	1,449,623
26,464	ManpowerGroup, Inc.	2,617,290

		8,835,046

Real Estate Management & Development (0.4%):
24,660	Jones Lang LaSalle, Inc.*	4,415,126

Shares		Value
Common Stocks, continued
Road & Rail (1.0%):
25,297	Avis Budget Group, Inc.*	$1,835,044
58,976	Knight-Swift Transportation Holdings, Inc.	2,836,156
18,503	Landstar System, Inc.	3,054,105
25,836	Ryder System, Inc.	1,954,493
27,592	Werner Enterprises, Inc.	1,301,515

		10,981,313

Semiconductors & Semiconductor Equipment (3.8%):
52,458	Amkor Technology, Inc.	1,243,779
35,751	Brooks Automation, Inc.	2,919,069
27,877	Cirrus Logic, Inc.*	2,363,691
14,021	CMC Materials, Inc.	2,478,773
55,599	Cree, Inc.*	6,011,920
40,906	First Solar, Inc.*	3,571,094
26,643	MKS Instruments, Inc.	4,940,145
31,663	Semtech Corp.*	2,184,747
21,165	Silicon Laboratories, Inc.*	2,985,746
24,887	SolarEdge Technologies, Inc.*	7,153,519
16,772	Synaptics, Inc.*	2,271,264
20,683	Universal Display Corp.	4,897,114

		43,020,861

Software (3.6%):
57,061	ACI Worldwide, Inc.*	2,171,171
23,194	Blackbaud, Inc.*	1,648,630
58,698	CDK Global, Inc.	3,173,214
63,177	Ceridian HCM Holding, Inc.*	5,323,926
22,893	CommVault Systems, Inc.*	1,476,599
14,105	Fair Isaac Corp.*	6,855,735
20,413	J2 Global, Inc.*	2,446,702
30,783	Manhattan Associates, Inc.*	3,613,309
18,088	Paylocity Holding Corp.*	3,252,765
50,722	PTC, Inc.*	6,981,883
16,121	Qualys, Inc.*	1,689,158
43,882	Sailpoint Technologies Holdings, Inc.*	2,222,184

		40,855,276

Specialty Retail (3.0%):
72,893	American Eagle Outfitters, Inc.	2,131,391
26,484	AutoNation, Inc.*	2,468,838
31,597	Dick’s Sporting Goods, Inc.	2,406,112
26,957	Five Below, Inc.*	5,143,126
50,190	Foot Locker, Inc.	2,823,188
12,849	Lithia Motors, Inc., Class A	5,012,266
12,344	Murphy U.S.A., Inc.	1,784,449
7,874	RH*	4,697,628
32,873	Urban Outfitters, Inc.*	1,222,547
36,951	Williams-Sonoma, Inc.	6,621,619

		34,311,164

Technology Hardware, Storage & Peripherals (0.4%):
62,501	NCR Corp.*	2,371,913
81,282	Xerox Holdings Corp.	1,972,714

		4,344,627

Textiles, Apparel & Luxury Goods (1.3%):
72,874	Capri Holdings, Ltd.*	3,716,574
21,458	Carter’s, Inc.*	1,908,260
14,695	Columbia Sportswear Co.	1,552,233
13,591	Deckers Outdoor Corp.*	4,490,738
65,821	Skechers U.S.A., Inc., Class A*	2,745,394

		14,413,199

Thrifts & Mortgage Finance (0.9%):
54,965	Essent Group, Ltd.	2,610,288
5,282	LendingTree, Inc.*	1,125,066

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
162,478	MGIC Investment Corp.	$2,250,320
224,204	New York Community Bancorp, Inc.	2,829,455
35,788	Washington Federal, Inc.	1,102,270

		9,917,399

Trading Companies & Distributors (0.8%):
17,097	GATX Corp.	1,585,576
22,394	MSC Industrial Direct Co., Inc., Class A	2,019,715
82,509	Univar Solutions, Inc.*	1,777,244
15,858	Watsco, Inc.	4,134,973

		9,517,508

Water Utilities (0.4%):
107,740	Essential Utilities, Inc.	4,821,365

Wireless Telecommunication Services (0.1%):
47,888	Telephone & Data Systems, Inc.	1,099,509

Total Common Stocks (Cost $704,759,513)		1,118,846,637

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.0%†):
266,372	BlackRock Liquidity FedFund, Institutional Class , 0.07%(b)(c)	266,372

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $266,372)		266,372

Unaffiliated Investment Companies (0.8%):

Money Markets (0.8%):
8,551,606	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	8,551,606

Total Unaffiliated Investment Companies (Cost $8,551,606)		8,551,606

Total Investment Securities (Cost $713,577,491) - 100.0%		1,127,664,615
Net other assets (liabilities) - 0.0%†		86,599

Net Assets - 100.0%		$1,127,751,214

Percentages indicated are based on net assets as of March 31, 2021.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $259,938.
†	Represents less than 0.05%.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2021, these securities represent 2.51% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(c)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini June Futures (U.S Dollar)	6/18/21	37	$ 9,639,610	$ 59,614

				$ 59,614

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Affiliated Investment Companies (100.1%):

Domestic Equity Funds (46.7%):
2,141,666	AZL Mid Cap Index Fund, Class 2	$58,553,139
9,206,021	AZL S&P 500 Index Fund, Class 2	198,758,004
1,846,158	AZL Small Cap Stock Index Fund, Class 2	29,944,683

		287,255,826

Fixed Income Funds (38.0%):
20,594,834	AZL Enhanced Bond Index Fund	233,545,412

International Equity Funds (15.4%):
5,280,046	AZL International Index Fund, Class 2	94,988,030

Total Affiliated Investment Companies (Cost $487,995,992)		615,789,268

Total Investment Securities (Cost $487,995,992) - 100.1%		615,789,268
Net other assets (liabilities) - (0.1%)		(492,679)

Net Assets - 100.0%		$615,296,589

Percentages indicated are based on net assets as of March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (97.5%):
Aerospace & Defense (0.0%†):
5,099	Aecc Aviation Power Co., Ltd.	$35,374
18,981	Aselsan Elektronik Sanayi Ve Ticaret AS	34,391
7,300	Avic Aircraft Co., Ltd.	26,957
800	AVIC Shenyang Aircraft Co., Ltd., Class A	7,920
83,000	AviChina Industry & Technology Co., Ltd., Class H	55,818
2,537	Korea Aerospace Industries, Ltd.	82,648

		243,108

Air Freight & Logistics (0.2%):
33,361	Agility Public Warehousing Co. KSC*	80,108
572	Hyundai Glovis Co., Ltd.	95,248
9,300	SF Holding Co., Ltd., Class A	115,359
3,900	Yunda Holding Co., Ltd., Class A	8,367
12,980	ZTO Express Cayman, Inc., ADR	378,367

		677,449

Airlines (0.1%):
66,000	Air China, Ltd.	57,328
39,299	China Eastern Airlines Corp., Ltd.	32,777
38,000	China Southern Airlines Co., Ltd.*	39,905
28,000	China Southern Airlines Co., Ltd., Class H*	20,823
2,989	InterGlobe Aviation, Ltd.*	66,726
4,761	Korean Air Lines Co., Ltd.*	114,831
12,879	Turk Hava Yollari Anonim Ortakligi*	19,898

		352,288

Auto Components (0.5%):
3,039	Balkrishna Industries, Ltd.	70,273
6,982	Bharat Forge, Ltd.*	57,084
900	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	25,971
47,000	Cheng Shin Rubber Industry Co., Ltd.	79,502
6,500	Fuyao Glass Industry Group Co., Ltd.	45,852
12,800	Fuyao Glass Industry Group Co., Ltd., Class H	76,560
2,479	Hankook Tire & Technology Co., Ltd.	107,944
5,302	Hanon Systems	83,269
4,200	Huayu Automotive Systems Co., Ltd.	17,693
2,110	Hyundai Mobis Co., Ltd.	547,956
7,300	Kuang-Chi Technologies Co., Ltd., Class A*	22,515
24,000	Minth Group, Ltd.	100,101
35,987	Motherson Sumi Systems, Ltd.*	99,476
62	MRF, Ltd.	69,824
1,500	Ningbo Joyson Electronic Corp.	4,129
3,600	Shandong Linglong Tyre Co., Ltd., Class A	25,799

		1,433,948

Automobiles (2.6%):
673,900	Astra International Tbk PT	246,006
2,257	Bajaj Auto, Ltd.*	113,459
88,000	Brilliance China Automotive Holdings, Ltd.	82,691
3,133	BYD Co., Ltd.	79,148
25,500	BYD Co., Ltd., Class H	546,285
8,200	Chongqing Changan Automobile Co., Ltd., Class A*	17,774
84,000	Dongfeng Motor Group Co., Ltd., Class H	78,406
4,135	Eicher Motors, Ltd.*	147,360
2,009	Ford Otomotiv Sanayi AS	46,951
190,000	Geely Automobile Holdings, Ltd.	487,041
4,500	Great Wall Motor Co., Ltd., Class A	20,786

Shares		Value
Common Stocks, continued
Automobiles, continued
92,500	Great Wall Motor Co., Ltd., Class H	$258,284
99,200	Guangzhou Automobile Group Co., Ltd.	83,487
4,024	Hero MotoCorp, Ltd.	160,548
732	Hyundai Motor Co., Ltd.	65,057
4,771	Hyundai Motor Co., Ltd.	925,635
8,418	Kia Corp.	619,585
5,676	Li Auto, Inc., ADR*	141,900
27,081	Mahindra & Mahindra, Ltd.	295,301
4,512	Maruti Suzuki India, Ltd.	424,191
40,694	NIO, Inc., ADR*	1,586,253
19,100	SAIC Motor Corp., Ltd.	57,390
51,308	Tata Motors, Ltd.*	213,399
5,465	Xpeng, Inc., ADR*^	199,527
36,000	Yadea Group Holdings, Ltd.	80,340

		6,976,804

Banks (13.2%):
23,886	Absa Group, Ltd.	203,866
98,726	Abu Dhabi Commercial Bank	166,443
143,000	Agricultural Bank of China, Ltd.	74,212
928,000	Agricultural Bank of China, Ltd., Class A	371,487
107,574	Akbank T.A.S.	61,089
39,628	Al Rajhi Bank	1,044,223
33,870	Alinma Bank*	166,134
53,900	AMMB Holdings Berhad	38,050
19,969	Arab National Bank	111,228
74,167	Axis Bank, Ltd.*	710,212
41,984	Banco Bradesco SA	175,384
1,563,999	Banco de Chile	184,421
1,889	Banco de Credito e Inversiones	99,926
29,972	Banco do Brasil SA	162,165
3,129	Banco Inter SA	87,128
11,234	Banco Santander Brasil SA	79,047
2,238,136	Banco Santander Chile	139,833
12,949	Bancolombia SA	103,268
9,306	Bancolombia SA	73,121
20,207	Bandhan Bank, Ltd.*	94,061
16,200	Bangkok Bank Public Co., Ltd.	65,512
13,481	Bank AlBilad	126,332
19,448	Bank Al-Jazira	81,191
37,500	Bank of Beijing Co., Ltd., Class A	27,475
2,555,000	Bank of China, Ltd.	972,754
72,500	Bank of China, Ltd., Class A	37,040
75,999	Bank of Communications Co., Ltd., Class A	57,416
175,000	Bank of Communications Co., Ltd., Class H	111,522
20,000	Bank of Hangzhou Co., Ltd.	51,459
36,920	Bank of Jiangsu Co., Ltd.	36,432
18,200	Bank of Nanjing Co., Ltd.	28,097
12,700	Bank of Ningbo Co., Ltd.	75,338
34,470	Bank of Shanghai Co., Ltd., Class A	46,245
62,666	Bank of the Philippine Islands	105,326
5,661	Bank Pekao SA*	101,100
19,368	Banque Saudi Fransi	172,384
57,334	BDO Unibank, Inc.	120,555
29,846	Boubyan Bank KSCP	59,734
2,117	Capitec Bank Holdings, Ltd.*	203,826
207,053	Chang Hwa Commercial Bank	127,389
82,500	China Bohai Bank Co, Ltd., Class H*	37,035
257,000	China Citic Bank Co., Ltd.	130,607
3,081,000	China Construction Bank	2,590,617
32,600	China Construction Bank Corp.	36,589
390,000	China Development Financial Holding Corp.	144,075

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
122,500	China Everbright Bank Co., Ltd.	$76,304
45,000	China Everbright Bank Co., Ltd., Class H	19,662
40,244	China Merchants Bank Co., Ltd.	314,411
126,000	China Merchants Bank Co., Ltd.	964,178
69,700	China Minsheng Banking Corp., Ltd., Class A	53,733
182,300	China Minsheng Banking Corp., Ltd., Class H	105,912
125,000	Chongqing Rural Commercial Bank Co., Ltd.	53,873
222,300	CIMB Group Holdings Berhad	233,089
77,279	Commercial Bank of Qatar Qsc (The)	103,059
49,952	Commercial International Bank Egypt SAE	184,130
2,208	Credicorp, Ltd.	301,547
543,000	CTBC Financial Holding Co., Ltd.	421,147
66,215	Dubai Islamic Bank	82,093
383,005	E.Sun Financial Holding Co., Ltd.	350,734
79,492	Emirates NBD Bank PJSC	249,128
88,770	First Abu Dhabi Bank PJSC	352,935
309,649	First Financial Holdings Co., Ltd.	241,096
84,383	Grupo Financiero Banorte SAB de C.V.*	475,440
58,223	Grupo Financiero Inbursa SAB de C.V., Class O*	52,913
35,515	Gulf Bank KSCP*	25,844
12,569	Habib Bank, Ltd.	9,571
9,888	Hana Financial Holdings Group, Inc.	373,115
19,300	Hong Leong Bank Berhad	87,177
6,400	Hong Leong Financial Group Berhad	26,805
297,275	Hua Nan Financial Holdings Co., Ltd.	194,288
26,900	Huaxia Bank Co., Ltd., Class A	26,445
161,908	ICICI Bank, Ltd.*	1,293,597
108,800	Industrial & Commercial Bank of China, Ltd., Class A	91,904
1,949,000	Industrial & Commercial Bank of China, Ltd., Class H	1,401,324
39,400	Industrial Bank Co., Ltd.	145,088
8,902	Industrial Bank of Korea (IBK)	71,944
147,609	Itausa - Investimentos Itau S.A.	270,673
43,200	Kasikornbank Public Co., Ltd.	200,984
13,400	Kasikornbank Public Co., Ltd.	62,343
12,704	KB Financial Group, Inc.	629,707
2,004	Komercni Banka AS*	61,863
18,126	Kotak Mahindra Bank, Ltd.*	435,871
43,000	Krung Thai Bank	16,840
148,572	Kuwait Finance House KSCP*	377,511
102,501	Malayan Banking Bhd	204,132
106,740	Masraf Al Rayan	125,797
29,363	MCB Bank, Ltd.	33,140
325,000	Mega Financial Holdings Co., Ltd.	363,661
46,592	Metropolitan Bank & Trust	42,663
16,450	Moneta Money Bank AS*	61,369
224,576	National Bank of Kuwait SAKP	599,421
48,177	National Commercial Bank	682,167
12,070	Nedcor, Ltd.	114,521
7,255	OTP Bank Nyrt*	310,180
41,800	Ping An Bank Co., Ltd., Class A	140,191
38,900	Postal Savings Bank of China Co., Ltd., Class A*	34,750
337,000	Postal Savings Bank of China Co., Ltd., Class H	252,009
27,177	Powszechna Kasa Oszczednosci Bank Polski SA*	224,886
310,900	PT Bank Central Asia Tbk	666,557

Shares		Value
Common Stocks, continued
Banks, continued
590,100	PT Bank Mandiri Persero Tbk	$250,421
242,400	PT Bank Negara Indonesia Tbk*	95,945
1,759,200	PT Bank Rakyat Indonesia Tbk*	534,038
471,500	Public Bank Berhad	478,239
27,221	Qatar International Islamic Bank QSC	65,324
38,659	Qatar Islamic Bank	174,732
138,366	Qatar National Bank	683,513
59,900	RHB Bank Bhd	77,677
41,240	Riyad Bank	246,618
32,456	Samba Financial Group*	333,462
1,058	Santander Bank Polska SA*	58,523
344,844	Sberbank of Russia	1,323,738
122,724	Shanghai Commercial & Savings Bank, Ltd. (The)	180,385
70,100	Shanghai Pudong Development Bank Co., Ltd.	117,640
14,360	Shinhan Financial Group Co., Ltd.	476,193
28,200	Siam Commercial Bank Public Co., Ltd.	100,779
354,800	SinoPac Financial Holdings Co., Ltd.	160,084
40,924	Standard Bank Group, Ltd.	347,647
57,542	State Bank of India*	285,870
337,078	Taishin Financial Holding Co., Ltd.	158,237
225,606	Taiwan Business Bank	78,807
274,752	Taiwan Cooperative Financial Holding Co., Ltd.	203,692
3,719	TCS Group Holding plc, GDR	216,928
25,381	The Saudi British Bank	178,294
84,640	Turkiye Garanti Bankasi AS*	69,050
46,220	Turkiye Is Bankasi AS, Class C*	26,982
18,589	VTB Bank PJSC, GDR	20,305
60,102,589	VTB Bank PJSC	33,890
18,684	Woori Financial Group, Inc.	167,045
100,695	Yapi ve Kredi Bankasi AS*	26,828
316,254	Yes Bank, Ltd.*	67,685

		31,223,641

Beverages (1.3%):
153,800	Ambev SA Com Npv	417,847
1,100	Anhui Gujing Distillery Co., Ltd., Class A	35,316
3,000	Anhui Gujing Distillery Co., Ltd., Class B	42,161
1,300	Anhui Kouzi Distillery Co., Ltd.	12,314
10,480	Arca Continental SAB de C.V.	51,724
17,696	Becle SAB de CV	40,495
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	26,498
46,000	China Resources Beer Holdings Co., Ltd.	361,472
1,400	Chongqing Brewery Co., Ltd., Class A	23,804
15,966	Coca-Cola Femsa S.A.B de C.V.	73,767
3,027	Compania Cervecerias Unidas SA	26,552
7,999	Embotelladora Andina SA	21,212
60,690	Fomento Economico Mexicano S.A.B. de C.V.	457,661
6,500	Fraser & Neave Holdings Bhd	46,994
2,800	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	20,940
3,200	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	80,590
1,100	JiuGui Liquor Co., Ltd., Class A	25,593
2,472	Kweichow Moutai Co., Ltd.	759,802
2,400	Luzhou Laojiao Co., Ltd.	82,718
9,000	Nongfu Spring Co., Ltd., Class H*^	45,104

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Beverages, continued
23,700	Osotspa pcl	$26,764
1,400	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	23,335
1,900	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	96,874
2,600	Tsingtao Brewery Co., Ltd., Class A	33,649
14,000	Tsingtao Brewery Co., Ltd., Class H	124,419
7,920	United Spirits, Ltd.*	60,363
7,600	Wuliangye Yibin Co., Ltd., Class A	311,717

		3,329,685

Biotechnology (0.9%):
51,000	3SBio, Inc.*	45,145
809	Alteogen, Inc.*	64,282
1,487	BeiGene, Ltd., ADR*	517,595
700	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,492
600	BGI Genomics Co., Ltd.	11,314
14,923	Biocon, Ltd.*	83,647
3,105	Celltrion, Inc.*	894,862
3,200	Chongqing Zhifei Biological Products Co., Ltd., Class A	84,566
3,270	Hualan Biological Engineering, Inc., Class A	19,874
33,000	Innovent Biologics, Inc.*	336,901
619	Seegne, Inc.	71,439
21,600	Shanghai Raas Blood Products Co., Ltd.	24,544
1,600	Shenzhen Kangtai Biological Products Co., Ltd., Class A	33,557
4,000	Walvax Biotechnology Co., Ltd., Class A	27,553
2,251	Zai Lab, Ltd., ADR*	300,351

		2,519,122

Building Products (0.0%†):
3,000	Beijing New Building Materials plc	19,736
35,000	China Lesso Group Holdings, Ltd.	75,537

		95,273

Capital Markets (1.0%):
63,503	B3 SA- Brasil Bolsa Balcao	616,311
7,337	Banco BTG Pactual SA	126,522
68,300	Bangkok Commercial Asset Management pcl, Class R*	47,378
17,800	Caitong Securities Co., Ltd.	30,289
193,000	China Cinda Asset Management Co., Ltd., Class H	40,277
26,000	China Everbright, Ltd.	34,058
120,000	China Galaxy Securities Co.	74,209
327,000	China Huarong Asset Management Co., Ltd., Class H	42,949
44,400	China International Capital Corp., Ltd.*	108,145
14,140	China Merchants Securities Co., Ltd.	42,487
59,000	Citic Securities Co., Ltd., Class A	135,715
29,100	Citic Securities Co., Ltd., Class A	106,203
5,300	CSC Financial Co., Ltd., Class A	25,762
19,440	East Money Information Co., Ltd., Class A	81,149
6,600	Everbright Securities Co., Ltd.	16,385
20,100	Founder Securities Co., Ltd., Class A*	26,638
30,400	GF Securities Co., Ltd.	46,701
15,400	GF Securities Co., Ltd., Class A	36,865
12,599	Guosen Securities Co., Ltd., Class A	23,011
14,600	Guotai Junan Securities Co., Ltd.	36,212
28,600	Haitong Securities Co., Ltd.	48,256

Shares		Value
Common Stocks, continued
Capital Markets, continued
78,800	Haitong Securities Co., Ltd.	$73,029
1,835	HDFC Asset Management Co., Ltd.	73,413
1,000	Hithink RoyalFlush Information Network Co., Ltd., Class A	18,251
23,600	Huatai Securities Co., Ltd., Class A	61,164
44,600	Huatai Securities Co., Ltd., Class H	68,503
24,300	Industrial Securities Co., Ltd.	31,379
1,242	Korea Investment Holdings Co., Ltd.	94,241
10,139	Meritz Securities Co., Ltd.	41,407
9,168	Mirae Asset Daewoo Co., Ltd.	80,238
6,300	Nanjing Securities Co., Ltd.	9,756
2,777	NH Investment & Securities Co., Ltd.	28,671
1,111	Noah Holdings, Ltd., ADR*	49,328
20,500	Orient Securities Co., Ltd./China	27,730
15,700	Pacific Securities Co. Ltd (The), Class A*	7,772
4,862	Reinet Investments SCA	96,254
2,406	Samsung Securities Co., Ltd.	84,208
8,000	SDIC Capital Co., Ltd., Class A	14,907
69,900	Shenwan Hongyuan Group Co., Ltd.	49,506
45,462	The Moscow Exchange	104,515
26,100	Tianfeng Securities Co., Ltd., Class A	20,083
304,680	Yuanta Financial Holding Co., Ltd.	240,692
5,300	Zheshang Securities Co., Ltd.	10,363

		3,030,932

Chemicals (2.6%):
4,207	Advanced Petrochemical Co.	81,935
12,324	Asian Paints, Ltd.	428,473
9,301	Berger Paints India, Ltd.	97,483
114,000	Formosa Chemicals & Fibre Corp.	350,572
120,000	Formosa Plastics Corp.	425,446
2,000	Guangzhou Tinci Materials Technology Co., Ltd., Class A	24,918
3,999	Hanwha Chemical Corp.	178,300
13,400	Hengli Petrochemical Co., Ltd.	60,201
10,092	Hengyi Petrochemical Co., Ltd., Class A	22,678
60,600	Indorama Ventures pcl	86,668
6,200	Kingfa Sci & Tech Co., Ltd., Class A	20,593
533	Kumho Petrochemical Co., Ltd.	125,451
226	LG Chem, Ltd.	77,079
1,488	LG Chem, Ltd.	1,063,967
3,900	Lomon Billions Group Co., Ltd., Class A	17,076
540	Lotte Chemical Corp.	144,439
135,824	Mesaieed Petrochemical Holding Co.	69,311
161,000	Nan Ya Plastics Corp.	450,946
1,149	National Industrialization Co.*	4,649
29,450	Orbia Advance Corp SAB de CV	78,649
81,600	Petronas Chemicals Group Berhad	157,568
4,369	PhosAgro, GDR	76,193
2,928	PI Industries, Ltd.	90,556
5,202	Pidilite Industries, Ltd.*	128,934
832,600	PT Barito Pacific Tbk*	55,097
75,400	PTT Global Chemical Public Co., Ltd.	151,762
12,900	Rongsheng Petro Chemical Co., Ltd., Class A	54,395
6,925	SABIK Agri-Nutrients Co.	181,722
5,252	Sahara International Petrochemical Co.	30,973
17,307	Sasol, Ltd.*	250,912
29,465	Saudi Basic Industries Corp.	922,329
4,576	Saudi Industrial Investment Group	39,677
25,640	Saudi Kayan Petrochemical Co.*	109,028
3,800	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	21,857

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Chemicals, continued
2,000	Shanghai Putailai New Energy Technology Co., Ltd., Class A	$29,022
259	SK Chemicals Co., Ltd.	57,617
3,517	Sociedad Quimica y Minera de Chile SA	188,043
14,118	UPL, Ltd.	124,395
7,300	Wanhua Chemical Group Co., Ltd.	118,120
8,939	Yanbu National Petrochemical Co.	164,959
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	32,786

		6,794,779

Commercial Services & Supplies (0.2%):
11,500	A-Living Services Co., Ltd., Class H	51,277
108,222	China Everbright International, Ltd.	73,389
49,000	Country Garden Services Holdings Co., Ltd.	499,771
20,000	Ever Sunshine Lifestyle Services Group, Ltd.	50,678
44,000	Greentown Service Group Co., Ltd.	66,992
588	S1 Corp.	42,435
2,200	Shanghai M&G Stationery, Inc., Class A	28,726

		813,268

Communications Equipment (0.2%):
17,000	Accton Technology Corp.	164,674
20,500	BYD Electronic International Co., Ltd.^	121,344
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	15,715
708	KMW Co., Ltd.*	40,751
1,400	Shenzhen Sunway Communication Co., Ltd., Class A	6,082
1,800	Yealink Network Technology Corp., Ltd., Class A	18,787
8,300	ZTE Corp.	37,076
23,800	ZTE Corp., Class H	60,850

		465,279

Construction & Engineering (0.4%):
118,000	China Railway Group, Ltd.	62,545
53,400	China Railway Group, Ltd., Class A	48,211
102,100	China State Construction Engineering Corp., Ltd.	80,919
44,000	China State Construction International Holdings, Ltd.	30,218
75,400	Gamuda Berhad*	65,160
2,296	GS Engineering & Construction Corp.	87,674
2,705	Hyundai Engineering & Construction Co., Ltd.	105,777
21,636	Larsen & Toubro, Ltd.	420,569
71,700	Metallurgical Corp. of China, Ltd.	37,540
38,400	Power Construction Corp. of China, Ltd.	24,162
5,657	Samsung Engineering Co., Ltd.*	70,338

		1,033,113

Construction Materials (0.8%):
1,933	ACC, Ltd.	50,471
19,842	Ambuja Cements, Ltd.	83,934
7,700	Anhui Conch Cement Co., Ltd., Class A	60,274
33,000	Anhui Conch Cement Co., Ltd., Class H	214,882
72,000	Asia Cement Corp.	120,752
25,400	BBMG Corp.	11,429
5,550	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	43,424

Shares		Value
Common Stocks, continued
Construction Materials, continued
478,374	Cemex SAB de C.V.*	$337,587
7,400	China Jushi Co., Ltd., Class A	21,797
122,000	China National Buildings Material Co., Ltd.	176,996
78,000	China Resources Cement Holdings, Ltd.	87,769
7,494	Grasim Industries, Ltd.	149,101
8,000	Huaxin Cement Co., Ltd.	29,016
814	POSCO Chemical Co., Ltd.	112,098
44,100	PT Indocement Tunggal Prakarsa Tbk	37,249
112,100	PT Semen Indonesia (Persero) Tbk	80,694
3,423	Saudi Cement Co.	60,608
368	Shree Cement, Ltd.*	148,587
162,374	Taiwan Cement Corp.	267,301
25,000	The Siam Cement Public Co., Ltd.	319,732
3,756	Ultra Tech Cement, Ltd.	346,635

		2,760,336

Consumer Finance (0.4%):
8,720	Bajaj Finance, Ltd.*	616,293
29,000	Krungthai Card pcl	73,343
5,052	Lufax Holding, Ltd., ADR*^	73,355
28,300	Muangthai Capital pcl, Class R	64,259
4,134	Muthoot Finance, Ltd.*	68,301
590	Samsung Card Co., Ltd.	17,986
6,417	Shriram Transport Finance	125,288
27,700	Srisawad Corp pcl	75,734

		1,114,559

Containers & Packaging (0.0%†):
21,248	Klabin SA*	104,316
1,500	Yunnan Energy New Material Co., Ltd.	25,696

		130,012

Diversified Consumer Services (0.6%):
19,000	China East Education Holdings, Ltd.	41,500
25,000	China Education Group Holdings, Ltd.	44,563
48,000	China Yuhua Education Corp., Ltd.	37,659
2,380	GSX Techedu, Inc., ADR*^	80,634
9,500	Koolearn Technology Holding, Ltd.*	21,706
50,330	New Oriental Education & Technology Group, Inc., ADR*	704,620
5,500	Offcn Education Technology Co., Ltd., Class A	23,690
12,230	TAL Education Group, ADR*	658,586

		1,612,958

Diversified Financial Services (0.7%):
9,600	Ayala Corp.	146,551
37,263	Chailease Holding Co., Ltd.	257,607
58,000	Far East Horizon, Ltd.	69,693
156,736	FirstRand, Ltd.^	548,181
212,000	Fubon Financial Holdings Co., Ltd.	423,117
8,105	Grupo de Inversiones Suramericana SA	48,068
2,295	GT Capital Holdings, Inc.	24,668
32,091	Haci Omer Sabanci Holding AS	33,634
431,800	Metro Pacific Investments Corp.	33,313
31,853	REC, Ltd.	57,269
16,878	Remgro, Ltd.	119,014

		1,761,115

Diversified Telecommunication Services (0.9%):
98,000	China Communications Services Corp., Ltd.	44,039
1,380,000	China Tower Corp., Ltd., Class H	204,688
121,000	Chunghwa Telecom Co., Ltd.	473,026

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued
56,868	Emirates Telecommunications Group Co. PJSC	$334,888
7,958	Hellenic Telecommunications Organization SA (OTE)	127,694
18,250	Indus Towers, Ltd.	61,408
6,438	LG Uplus Corp.	69,840
34,613	Ooredoo Qsc	67,223
22,338	Orange Polska SA*	37,242
1,659,700	PT Telekomunikasi Indonesia Tbk	392,169
497,700	Sarana Menara Nusantara Tbk PT	37,790
18,938	Saudi Telecom Co.	639,809
5,248	Telecom Argentina SA, ADR^	28,969
12,522	Telefonica Brasil SA	98,411
37,500	Telekom Malaysia Berhad	55,510
50,779	Telesites SAB de CV*	52,808
494,000	True Corp. pcl	53,871

		2,779,385

Electric Utilities (0.8%):
12,336	Centrais Eletricas Brasileiras S.A	75,118
4,434	Centrais Eletricas Brasileiras S.A	27,425
5,163	CEZ AS	127,718
32,087	Companhia Energetica de Minas Gerais	74,289
7,090	CPFL Energia SA	38,323
1,144,575	ENEL Americas SA	190,853
1,011,183	ENEL Chile SA	78,731
6,011	Energisa SA	48,298
32,737	Equatorial Energia SA	144,260
952,130	Inter Rao Ues PJSC	64,612
15,365	Interconexion Electrica SA ESP	94,484
8,339	Korea Electric Power Corp., Ltd.	171,107
9,400	Manila Electric Co.	52,757
25,730	PGE SA*	44,251
70,056	Power Grid Corp. of India, Ltd.	206,898
25,045	Saudi Electricity Co.	156,962
71,600	Tenega Nasional Berhad	174,965

		1,771,051

Electrical Equipment (0.2%):
4,500	Contemporary Amperex Technology Co., Ltd., Class A	222,393
6,272	Doosan Heavy Industries & Construction Co., Ltd.*	72,408
33,350	Elswedy Cables Holding Co.	19,187
3,801	Eve Energy Co., Ltd., Class A	43,801
7,790	Havells India, Ltd.	112,242
12,500	Jiangsu Zhongtian Technology Co., Ltd., Class A	21,859
14,559	Luxshare Precision Industry Co., Ltd.	75,607
12,400	Nari Technology Co., Ltd.	59,083
3,900	Sungrow Power Supply Co., Ltd., Class A	42,984
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	35,899
12,400	Xinjiang Goldwind Science & Technology Co., Ltd.	23,437
6,600	Zhejiang Chint Electrics Co., Ltd., Class A	36,635
19,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H	74,613

		840,148

Electronic Equipment, Instruments & Components (2.6%):
24,500	AAC Technologies Holdings, Inc.^	124,203
293,000	AU Optronics Corp.*	218,662

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,300	AVIC Jonhon Optronic Technology Co., Ltd., Class A	$34,099
4,200	Chaozhou Three-Circle Group Co., Ltd., Class A	26,887
10,300	Delta Electronics Thailand pcl	95,707
63,000	Delta Electronics, Inc.	642,024
9,699	Foxconn Industrial Internet Co., Ltd., Class A	21,299
22,000	Foxconn Technology Co., Ltd.	56,303
8,100	GoerTek, Inc., Class A	33,689
2,100	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	41,741
402,000	Hon Hai Precision Industry Co., Ltd.	1,763,669
266,000	Innolux Corp.	198,651
25,500	Kingboard Holdings, Ltd.	138,268
37,500	Kingboard Laminates Holdings, Ltd.	81,925
3,000	Largan Precision Co., Ltd.	338,906
11,400	Lens Technology Co., Ltd., Class A	45,615
7,487	LG Display Co., Ltd.*	151,266
404	LG Innotek Co., Ltd.	73,698
4,700	Lingyi iTech Guangdong Co., Class A	5,874
300	Maxscend Microelectronics Co., Ltd., Class A*	27,997
7,000	Nan Ya Printed Circuit Board Corp.	87,742
1,200	NAURA Technology Group Co., Ltd., Class A	26,473
4,200	OFILM Group Co., Ltd., Class A	5,577
1,773	Samsung Electro-Mechanics Co., Ltd., Series L	296,735
1,786	Samsung SDI Co., Ltd.	1,046,757
3,800	Shengyi Technology Co., Ltd., Class A	13,213
1,820	Shennan Circuits Co., Ltd., Class A	24,492
23,100	Sunny Optical Technology Group Co., Ltd.	533,437
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	19,679
55,000	Synnex Technology International Corp.	105,192
14,000	Tianma Microelectronics Co., Ltd., Class A	30,032
40,000	Unimicron Technology Corp.	128,905
6,300	Unisplendour Corp., Ltd., Class A	19,092
10,000	Walsin Technology Corp.	88,699
1,700	Wingtech Technology Co., Ltd.	25,579
47,960	WPG Holdings, Ltd.	82,265
3,240	Wuhan Guide Infrared Co., Ltd.	17,759
1,500	WUS Printed Circuit Kunshan Co., Ltd., Class A	3,837
1,700	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	20,601
12,377	Yageo Corp.	242,829
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	34,706
19,000	Zhen Ding Technology Holding, Ltd.	80,610

		7,054,694

Energy Equipment & Services (0.0%†):
48,000	China Oilfield Services, Ltd.	49,537
126,200	Dialog Group Berhad	94,772

		144,309

Entertainment (1.2%):
500,000	Alibaba Pictures Group, Ltd.*	65,181
5,210	Bilibili, Inc., ADR*^	557,783
2,170	CD Projekt SA*	104,666

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Entertainment, continued
2,951	DouYu International Holdings, Ltd., ADR*	$30,720
400	G-Bits Network Technology Xiamen Co., Ltd.	22,753
2,528	HUYA, Inc., ADR*^	49,245
9,347	IQIYI, Inc., ADR*^	155,347
4,000	Mango Excellent Media Co., Ltd., Class A	35,511
531	Ncsoft Corp.	410,969
13,392	NetEase, Inc., ADR	1,382,857
657	Netmarble Corp.	75,170
162	Pearl Abyss Corp.*	44,233
7,050	Perfect World Co., Ltd., Class A	21,313
11,882	Tencent Music Entertainment Group, ADR*	243,462
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	16,077
15,360	Zhejiang Century Huatong Group Co., Ltd., Class A*	16,733

		3,232,020

Equity Real Estate Investment Trusts (0.0%†):
96,015	Fibra UNO Amdinistracion SA	112,256
111,747	Growthpoint Properties, Ltd.	100,020

		212,276

Food & Staples Retailing (1.2%):
1,612	Abdullah Al Othaim Markets Co.	54,343
13,933	Atacadao Distribuicao Comercio e Industria, Ltd.	57,486
5,379	Avenue Supermarts, Ltd.*	210,665
27,700	Berli Jucker pcl	34,912
157	BGF Retail Co., Ltd.	21,952
11,558	Bid Corp., Ltd.*	224,162
15,705	BIM Birlesik Magazalar AS	134,871
53,777	Cencosud SA	114,989
8,233	Clicks Group, Ltd.	134,300
190,400	CP All pcl	422,440
1,473	Dino Polska SA*	97,241
631	E-Mart Co., Ltd.	95,777
1,004	GS Retail Co., Ltd.	33,903
12,547	Magnit PJSC, GDR	188,408
16,000	President Chain Store Corp.	152,661
33,800	Puregold Price Club, Inc.	27,401
37,127	Raia Drogasil SA	165,319
16,826	Shoprite Holdings, Ltd.	179,272
78,500	Sun Art Retail Group, Ltd.	64,355
5,844	The Spar Group, Ltd.	75,245
165,130	Wal-Mart de Mexico SAB de C.V.	520,999
3,565	X5 Retail Group NV, GDR	115,100
1,120	Yifeng Pharmacy Chain Co., Ltd., Class A	15,179
25,700	Yonghui Superstores Co., Ltd.	26,698

		3,167,678

Food Products (1.9%):
8,424	Almarai Co. JSC	116,811
7,000	Beijing Dabeinong Technology Group Co., Ltd.	8,989
21,374	BRF SA*	95,782
3,392	Britannia Industries, Ltd.	168,298
107,900	Charoen Pokphand Foods Public Co., Ltd.	102,194
36,000	China Feihe, Ltd.	102,227
280,000	China Huishan Dairy Holdings Co., Ltd.*	–
91,000	China Mengniu Dairy Co., Ltd.	522,427

Shares		Value
Common Stocks, continued
Food Products, continued
245	CJ CheilJedang Corp.	$89,275
75,500	Dali Foods Group Co., Ltd.	42,944
5,560	Foshan Haitian Flavouring & Food Co., Ltd.	135,873
700	Fu Jian Anjoy Foods Co., Ltd., Class A	22,323
15,800	Genting Plantations Berhad	34,692
8,223	Gruma, SAB de C.V., Class B	97,141
55,199	Grupo Bimbo SAB de C.V., Series A, Class A	115,889
3,800	Guangdong Haid Group Co., Ltd., Class A	45,297
5,400	Henan Shuanghui Investment & Development Co., Ltd.	33,839
10,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	62,441
90,500	IOI Corp. Berhad	91,545
34,092	JBS SA	183,427
3,100	Jiangxi Zhengbang Technology Co., Ltd., Class A	7,175
1,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	11,104
700	Juewei Food Co., Ltd., Class A	8,217
15,700	Kuala Lumpur Kepong Berhad	86,933
6,980	Muyuan Foodstuff Co., Ltd.	106,998
1,121	Nestle India, Ltd.	263,415
2,000	Nestle Malaysia Bhd	65,213
10,600	New Hope Liuhe Co., Ltd., Class A	32,420
721	Orion Corp./ Republic of Korea	83,752
84	Ottogi Corp.	42,348
20,980	PPB Group Berhad	93,623
213,700	PT Charoen Pokphand Indonesia Tbk	103,226
76,600	PT Indofood CBP Sukses Makmur Tbk	48,590
127,500	PT Indofood Sukses Makmur Tbk	58,026
32,650	QL Resources Berhad	47,721
77,300	Sime Darby Plantation Bhd	86,569
20,577	Tata Consumer Products, Ltd.	180,180
56,100	Thai Union Frozen Products pcl	26,441
9,830	The Savola Group	103,015
3,980	Tiger Brands, Ltd.	56,980
70,000	Tingyi (Caymen Is) Holding Corp.	128,761
6,800	Tongwei Co., Ltd., Class A	34,200
43,000	Uni-President China Holdings, Ltd.	52,344
157,000	Uni-President Enterprises Corp.	403,122
32,810	Universal Robina Corp.	90,068
163,000	Want Want China Holdings, Ltd.	122,383
13,060	Wens Foodstuffs Group Co., Ltd.	33,720
16,000	Yihai International Holding, Ltd.	166,576
2,600	Yihai Kerry Arawana Holdings Co., Ltd., Class A*	30,855

		4,645,389

Gas Utilities (0.6%):
18,500	Beijing Enterprises Holdings, Ltd.	65,444
82,000	China Gas Holdings, Ltd.	335,931
32,000	China Resources Gas Group, Ltd.	177,910
26,500	ENN Energy Holdings, Ltd.	425,716
40,303	GAIL India, Ltd.	74,940
8,251	Indraprastha Gas, Ltd.	57,933
18,498	Infraestructura Energetica Nova, SAB de C.V.*	71,408
1,191	Korea Gas Corp.	35,571
25,200	Petronas Gas Berhad	97,239
307,900	PT Perusahaan Gas Negara Tbk	27,955

		1,370,047

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (0.4%):
16,000	AK Medical Holdings, Ltd.	$20,460
1,100	Autobio Diagnostics Co., Ltd., Class A	18,471
54,400	Hartalega Holdings Berhad	117,033
2,280	Jafron Biomedical Co., Ltd., Class A	26,529
900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	3,607
43,800	Kossan Rubber Industries	34,412
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	34,504
25,000	Microport Scientific Corp.	141,509
1,200	Ovctek China, Inc., Class A	16,546
72,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	142,597
2,100	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	128,346
22,000	Sri Trang Gloves Thailand pcl*	28,869
40,635	Supermax Corp. Berhad	37,285
155,200	Top Glove Corp. Berhad	168,869

		919,037

Health Care Providers & Services (0.4%):
9,613	Aier Eye Hospital Group Co., Ltd., Class A	87,210
3,000	Apollo Hospitals Enterprise, Ltd.	119,303
301,500	Bangkok Dusit Medical Services Public Co., Ltd.	208,673
13,700	Bumrungrad Hospital pcl	59,778
2,185	Celltrion Healthcare Co., Ltd.*	264,172
1,400	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	27,283
35,667	Hapvida Participacoes e Investimentos SA	94,302
3,300	Huadong Medicine Co., Ltd., Class A	18,557
85,100	IHH Healthcare Berhad	109,347
46,000	Jinxin Fertility Group, Ltd.	99,621
600	Jointown Pharmaceutical Group Co., Ltd.*	1,652
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A*	36,086
16,360	Notre Dame Intermedica Participacoes SA	240,696
25,500	Shanghai Pharmaceuticals Holding Co., Ltd.	50,124
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,689
45,200	Sinopharm Group Co., Series H	109,501
700	Topchoice Medical Corp., Class A*	26,839

		1,558,833

Health Care Technology (0.2%):
130,000	Alibaba Health Information Technology, Ltd.*	370,066
17,500	Ping An Healthcare and Technology Co., Ltd.*	220,697
1,090	Winning Health Technology Group Co., Ltd.	2,733

		593,496

Hotels, Restaurants & Leisure (0.8%):
231,900	Asset World Corp. pcl*	37,986
3,600	China International Travel Service Corp., Ltd., Class A	168,861
67,600	Genting Berhard	82,087
86,800	Genting Malaysia Berhad	64,335
25,000	Haidilao International Holding, Ltd.^	171,414
4,857	Huazhu Group, Ltd., ADR*	266,650

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
20,000	Jiumaojiu International Holdings, Ltd.*	$80,183
15,230	Jollibee Foods Corp.	55,544
2,830	Jubilant Foodworks, Ltd.*	112,834
3,833	Kangwon Land, Inc.	85,859
101,900	Minor International pcl*	106,101
7,104	OPAP SA	95,981
411	Saudi Airlines Catering Co.*	8,334
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	39,576
6,660	Songcheng Performance Development Co., Ltd., Class A	21,851
12,743	Yum China Holdings, Inc.	754,513

		2,152,109

Household Durables (0.4%):
1,600	Ecovacs Robotics Co., Ltd., Class A*	33,375
66,800	Haier Smart Home Co., Ltd., Class H*	269,088
3,411	LG Electronics, Inc.	454,600
6,800	Midea Group Co., Ltd., Class A	85,350
13,100	NavInfo Co., Ltd.	29,214
5,000	Nien Made Enterprise Co., Ltd.	69,849
11,900	Qingdao Haier Co., Ltd.	56,729
28,400	TCL Corp., Class A	40,519
1,893	Woongjin Coway Co., Ltd.	109,716
1,600	Zhejiang Supor Co., Ltd., Class A	17,476

		1,165,916

Household Products (0.3%):
26,008	Hindustan Unilever, Ltd.	865,952
54,099	Kimberl- Clark de Mexico SAB de C.V.	92,479
274,300	PT Unilever Indonesia Tbk	124,323
15,000	Vinda International Holdings, Ltd.	50,741

		1,133,495

Independent Power and Renewable Electricity Producers (0.5%):
5,500	Aboitiz Power Corp.	2,665
11,994	Adani Green Energy, Ltd.*	181,274
26,100	B Grimm Power pcl	38,300
213,000	Cgn Power Co., Ltd., Class H	51,590
106,000	China Longyuan Power Group Corp.	144,898
41,500	China National Nuclear Power Co., Ltd.	34,858
185,000	China Power International Develpoment, Ltd.	43,109
70,000	China Resources Power Holdings Co.	93,085
48,800	China Yangtze Power Co., Ltd.	159,605
271,021	Colbun SA	52,755
11,400	Electricity Genera pcl	67,862
7,616	Engie Brasil Energia SA	56,607
25,400	Global Power Synergy pcl	62,780
87,800	Gulf Energy Development pcl, Class R	94,312
13,900	Huadian Power International Corp, Ltd., Class A	7,849
168,000	Huaneng Power International, Inc., Class H	59,738
139,773	NTPC, Ltd.	204,205
16,900	Ratch Group pcl	27,721
20,900	SDIC Power Holdings Co., Ltd., Class A	31,654
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	41,901

		1,456,768

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Industrial Conglomerates (0.7%):
77,690	Aboitiz Equity Ventures, Inc.	$55,302
7,824	Bidvest Group, Ltd.^	90,343
176,000	Citic, Ltd.	166,897
403	CJ Corp.	33,591
115,000	Far Eastern New Century Corp.	121,954
86,500	Fosun International, Ltd.	121,162
15,971	Grupo Carso SAB de C.V.*	43,676
1,087	Hanwha Corp.	30,735
15,300	Hap Seng Consolidated Berhad	30,829
63,698	Industries Qatar Q.S.C.	209,245
101,484	JG Summit Holdings, Inc.	124,891
20,331	KOC Holdings AS	48,123
3,133	LG Corp.	251,305
935	Lotte Corp.	28,170
2,613	Samsung C&T Corp.	288,811
2,872	Siemens, Ltd.	72,566
62,100	Sime Darby Berhad	35,979
1,075	SK Holdings Co., Ltd.	269,294
7,815	SM Investments Corp.	154,730
31,448	Turkiye Sise ve Cam Fabrikalari AS	27,892

		2,205,495

Insurance (2.7%):
1,250	Bajaj Finserv, Ltd.*	165,219
17,305	BB Seguridade Participacoes SA	74,566
2,203	Bupa Arabia For Cooperative Insurance Co.*	70,220
254,137	Cathay Financial Holding Co., Ltd.	429,656
49,033	China Life Insurance Co., Ltd.	44,382
6,100	China Life Insurance Co., Ltd.	29,645
244,000	China Life Insurance Co., Ltd.	505,168
13,000	China Pacific Insurance Group Co., Ltd., Class A	75,248
91,200	China Pacific Insurance Group Co., Ltd., Class H	359,220
49,200	China Taiping Insurance Holdings Co., Ltd.	100,638
1,303	DB Insurance Co., Ltd.	54,409
13,781	Discovery, Ltd.*	123,890
22,395	HDFC Life Insurance Co., Ltd.*	213,745
1,434	Hyundai Marine & Fire Insurance Co., Ltd.	31,074
7,561	ICICI Lombard General Insurance Co., Ltd.	148,442
9,176	ICICI Prudential Life Insurance Co., Ltd.*	55,942
27,000	New China Life Insurance Co., Ltd.	104,809
4,500	New China Life Insurance Co., Ltd., Class A	33,378
145,915	Old Mutual, Ltd.	124,969
178,000	People’s Insurance Co. Group of China, Ltd. (The)	57,791
28,100	People’s Insurance Co. Group of China, Ltd. (The)	25,459
230,000	Picc Property & Casuality Co., Ltd., Class H	199,912
193,500	Ping An Insurance Group Co. of China, Ltd.	2,310,935
20,800	Ping An Insurance Group Co. of China, Ltd.	250,189
17,119	Powszechny Zaklad Ubezpieczen SA*	147,567
26,923	Rand Merchant Investment Holdings, Ltd.	55,885
972	Samsung Fire & Marine Insurance Co., Ltd.	163,484
2,270	Samsung Life Insurance Co., Ltd.	157,098

Shares		Value
Common Stocks, continued
Insurance, continued
58,714	Sanlam, Ltd.	$236,936
14,052	SBI Life Insurance Co., Ltd.*	169,364
303,521	Shin Kong Financial Holdings Co., Ltd.	97,283
10,669	Sul America SA	64,775
2,914	The Co. for Cooperative Insurance*	61,012
11,700	Zhongan Online P&c Insurance Co., Ltd.*	71,218

		6,813,528

Interactive Media & Services (7.8%):
1,931	Autohome, Inc., ADR	180,104
8,583	Baidu, Inc., ADR*	1,867,232
2,379	Info Edge India, Ltd.*	139,696
1,915	JOYY, Inc., ADR^	179,493
1,822	Kakao Corp.	804,819
3,760	Mail.Ru Group, Ltd., GDR*	86,449
4,088	Momo, Inc., ADR	60,257
3,921	NAVER Corp.	1,311,649
184,400	Tencent Holdings, Ltd.	14,538,100
1,711	Weibo Corp., ADR*^	86,337
9,539	Yandex NV, Class A*	620,186

		19,874,322

Internet & Direct Marketing Retail (9.1%):
60,684	Alibaba Group Holding, Ltd., ADR*	13,758,883
8,275	Allegro.eu SA*	116,428
7,477	B2W Cia Digital*	80,710
2,055	Baozun, Inc., ADR*^	78,378
320	CJ ENM Co., Ltd.	40,370
9,050	JD Health International, Inc.*	130,806
27,582	JD.com, Inc., ADR*	2,325,990
116,400	Meituan*	4,484,398
12,504	Pinduoduo, Inc., ADR*	1,674,036
31,200	Tongcheng-Elong Holdings, Ltd.*	70,656
15,060	Trip.com Group, Ltd., ADR*	596,828
14,042	Vipshop Holdings, Ltd., ADR*	419,294

		23,776,777

IT Services (2.1%):
2,723	21Vianet Group, Inc., ADR*	87,953
6,000	Beijing Sinnet Technology Co., Ltd.	15,745
9,100	DHC Software Co., Ltd., Class A	10,356
2,787	GDS Holdings, Ltd., ADR*^	225,998
35,735	HCL Technologies, Ltd.	481,110
108,810	Infosys, Ltd.	2,041,151
1,744	Kingsoft Cloud Holdings, Ltd., ADR*	68,574
1,779	Larsen & Toubro Infotech, Ltd.	98,779
1,197	Samsung SDS Co., Ltd.	205,603
29,792	Tata Consultancy Services, Ltd.	1,296,809
19,412	Tech Mahindra, Ltd.	263,958
25,000	Travelsky Technology, Ltd., Series H	58,718
2,800	Wangsu Science & Technology Co., Ltd., Class A	2,748
36,071	Wipro, Ltd.	204,618

		5,062,120

Leisure Products (0.1%):
11,000	Giant Manufacturing Co., Ltd.	133,380
2,720	HLB, Inc.*	94,005

		227,385

Life Sciences Tools & Services (0.9%):
4,021	Divi’s Laboratories, Ltd.*	199,674
42,000	Genscript Biotech Corp.	74,226
1,800	Hangzhou Tigermed Consulting Co., Ltd., Class A	41,354
3,100	Hangzhou Tigermed Consulting Co., Ltd., Class H*	61,554
3,200	Pharmaron Beijing Co., Ltd., Class H	60,876

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
538	Samsung Biologics Co., Ltd.*	$356,712
4,340	WuXi AppTec Co., Ltd., Class A	93,188
8,780	WuXi AppTec Co., Ltd., Class H	173,657
105,500	Wuxi Biologics Cayman, Inc.*	1,330,829

		2,392,070

Machinery (0.8%):
4,000	AirTac International Group	142,094
51,000	China Conch Venture Holdings, Ltd.	239,915
72,200	China Shipbuilding Industry Co., Ltd., Class A*	45,041
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	35,283
1,481	Doosan Bobcat, Inc.	55,257
23,000	Haitian International Holdings, Ltd.	91,860
9,121	Hiwin Technologies Corp.	130,137
332	Hyundai Heavy Industries Holdings Co., Ltd.	85,804
3,108	Jiangsu Hengli Hydraulic Co., Ltd., Class A	42,559
1,191	Korea Shipbuilding & Offshore*	141,213
14,774	Samsung Heavy Industries Co., Ltd., Class R*	101,865
15,600	Sany Heavy Industry Co., Ltd.	81,623
2,700	Shenzhen Inovance Technology Co., Ltd.	35,300
26,000	Sinotruk Hong Kong, Ltd.	78,066
27,814	WEG SA	368,488
15,600	Weichai Power Co., Ltd., Class A	45,973
58,000	Weichai Power Co., Ltd., Class H	144,261
30,200	XCMG Construction Machinery Co., Ltd.	35,059
1,400	Zhejiang Dingli Machinery Co., Ltd., Class A	20,610
14,560	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	45,909
900	Zhongji Innolight Co., Ltd., Class A	4,848
47,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	68,262

		2,039,427

Marine (0.1%):
71,500	COSCO SHIPPING Holdings Co., Ltd.*	92,608
20,200	COSCO SHIPPING Holdings Co., Ltd., Class A*	41,916
69,835	Evergreen Marine Corp., Ltd.*	112,824
36,500	MISC Berhad	60,113
10,485	Pan Ocean Co., Ltd.	57,298

		364,759

Media (1.6%):
2,304	Cheil Worldwide, Inc.	43,353
9,800	China Literature, Ltd.*	97,471
9,928	Cyfrowy Polsat SA	74,298
74,210	Grupo Televisa SAB*	132,123
6,300	Kuaishou Technology*	218,811
5,875	Megacable Holdings SAB de C.V.	21,058
14,568	MultiChoice Group, Ltd.	127,330
9,300	Nanji E-Commerce Co., Ltd., Class A	13,019
13,890	Naspers, Ltd.	3,333,516
16,600	Oriental Pearl Group Co., Ltd.	24,368
32,652	ZEE Entertainment Enterprises, Ltd.	91,031

		4,176,378

Metals & Mining (4.1%):
3,562	African Rainbow Minerals, Ltd.^	67,379
77,337	Alrosa PAO	108,179
116,000	Aluminum Corp. of China, Ltd.*	48,207

Shares		Value
Common Stocks, continued
Metals & Mining, continued
271,200	Aneka Tambang Tbk	$42,342
1,698	Anglo American Platinum, Ltd.	249,016
13,046	AngloGold Ashanti, Ltd.	285,484
30,300	Baoshan Iron & Steel Co., Ltd., Class A	37,491
6,515	Bradespar SA	79,077
50,500	China Hongqiao Group, Ltd.	67,895
58,500	China Molybdenum Co., Ltd., Class A	47,458
87,000	China Molybdenum Co., Ltd., Class H	53,168
10,800	China Northern Rare Earth Group High-Tech Co., Ltd., Class A*	31,718
350,000	China Steel Corp.	318,322
6,579	Cia de Minas Buenaventura SA, ADR*	65,987
22,695	Companhia Siderurgica Nacional SA (CSN)	152,835
41,694	Eregli Demir ve Celik Fabrikalari T.A.S.	77,587
2,000	Ganfeng Lithium Co., Ltd.	28,930
29,043	Gold Fields	273,941
100,260	Grupo Mexico SAB de C.V., Series B, Class B	527,262
17,328	Harmony Gold Mining Co., Ltd.*	73,678
54,379	Hindalco Industries, Ltd.	244,105
3,115	Hyundai Steel Co.	132,992
24,831	Impala Platinum Holdings, Ltd.	460,508
4,401	Industrias Penoles SAB de C.V.*	56,781
88,300	Inner Mongolia Baotou Steel Union Co., Ltd.*	21,097
34,000	Jiangxi Copper Co., Ltd.	65,611
6,400	Jiangxi Copper Co., Ltd., Class A	21,752
27,645	JSW Steel, Ltd.	177,748
4,471	KGHM Polska Miedz SA*	215,288
289	Korea Zinc Co.	104,604
1,769	Kumba Iron Ore, Ltd.	72,960
235,200	Merdeka Copper Gold Tbk PT*	34,979
2,016	MMC Norilsk Nickel PJSC	634,305
11,807	Northam Platinum, Ltd.*	206,081
42,350	Novolipetsk Steel PJSC	135,174
6,838	Polymetal International plc	134,232
1,157	Polyus PJSC	214,044
2,440	POSCO	699,347
46,000	Press Metal Aluminium Holdings Bhd	109,923
14,842	Saudi Arabian Mining Co.*	225,691
7,676	Severstal	156,260
8,120	Shandong Gold Mining Co., Ltd.	26,531
14,000	Shandong Gold Mining Co., Ltd., Class H	26,318
39,100	Shandong Nanshan Aluminum Co., Ltd., Class A	20,666
88,870	Sibanye Stillwater, Ltd.	395,613
2,868	Southern Copper Corp.	194,651
22,617	Tata Steel, Ltd.	252,117
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	13,398
118,840	Vale SA	2,068,756
61,380	Vedanta, Ltd.	192,470
5,040	Yintai Gold Co., Ltd.	6,860
24,000	Zhaojin Mining Industry Co., Ltd., Class H	21,893
2,600	Zhejiang Huayou Cobalt Co., Ltd., Class A*	27,453
4,500	Zhongjin Gold Corp., Ltd.	5,739
190,000	Zijin Mining Group Co., Ltd.	236,000

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
38,700	Zijin Mining Group Co., Ltd.	$57,211

		10,305,114

Multiline Retail (0.2%):
72,375	Central Retail Corp. pcl*	86,559
23,298	Lojas Renner SA	176,311
218	Lotte Shopping Co., Ltd.	24,403
95,749	Magazine Luiza SA	344,349
22,077	S.A.C.I. Falabella	100,291
193	Shinsegae Department Store Co.	48,177
6,235	Trent, Ltd.	64,176
30,415	Woolworths Holdings, Ltd.*	101,989

		946,255

Multi-Utilities (0.0%†):
16,879	Qatar Electricity & Water Co.	78,706

Oil, Gas & Consumable Fuels (4.9%):
19,351	Bharat Pertoleum Corp., Ltd.	113,451
11,100	China Merchants Energy Shipping Co., Ltd., Class A	8,837
34,000	China Petroleum & Chemical Corp., Class A	22,448
778,000	China Petroleum & Chemical Corp., Class H	415,667
10,100	China Shenhua Energy Co., Ltd.	31,033
113,500	China Shenhua Energy Co., Ltd.	234,408
38,180	Coal India, Ltd.	68,193
5,197	Cosan sa industria e Comercio	84,420
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	8,616
183,077	Ecopetrol SA	118,384
12,351	Empresas Copec SA	152,583
52,200	Energy Absolute Public Co., Ltd.	103,880
8,858	Exxaro Resources, Ltd.	104,420
38,000	Formosa Petrochemical Corp.	129,170
381,585	Gazprom PJSC	1,151,970
1,948	GS Holdings	67,493
22,086	Hindustan Petroleum Corp., Ltd.	70,948
49,568	Indian Oil Corp., Ltd.	62,445
124,000	Kunlun Energy Co., Ltd.	130,478
13,296	LUKOIL PJSC	1,076,104
13,557	MOL Hungarian Oil And Gas plc*	98,287
2,930	Novatek PJSC, GDR	578,960
8,128	Oil & Gas Development Co., Ltd.	5,406
87,680	Oil & Natural Gas Corp., Ltd.	122,555
45,900	PetroChina Co., Ltd., Class A	30,108
680,000	PetroChina Co., Ltd., Class H	245,926
119,580	Petroleo Brasileiro SA	508,670
153,771	Petroleo Brasileiro SA	658,484
11,400	Petronas Dagangan Berhad	55,150
21,431	Petronet LNG, Ltd.	65,942
10,578	Polski Koncern Naftowy Orlen SA	169,788
63,750	Polskie Gornictwo Naftowe i Gazownictwo SA	97,078
639,600	PT Adaro Energy Tbk	51,895
58,000	PT United Tractors Tbk	88,729
46,600	PTT Exploration & Production pcl	169,913
354,000	PTT pcl	464,197
14,235	Qatar Fuel QSC	67,111
46,623	Qatar Gas Transport Co., Ltd.	40,416
10,829	Rabigh Refining & Petrochemical Co.*	48,791
90,896	Reliance Industries, Ltd.	2,498,548
4,095	Rosneft Oil Co. PJSC, GDR	30,935
33,839	Rosneft Oil Co. PJSC	255,513
68,610	Saudi Arabian Oil Co.	658,667
26,100	Shaanxi Coal Industry Co., Ltd.	44,173

Shares		Value

Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,000	Shanxi Meijin Energy Co., Ltd., Class A*	$2,194
1,772	SK Innovation Co., Ltd.	345,826
1,367	S-Oil Corp.	98,758
243,402	Surgutneftegas PJSC	111,243
199,091	Surgutneftegas Prefernce	110,628
47,001	Tatneft PJSC	371,671
34,500	Thai Oil Public Co., Ltd.	67,368
4,521	Tupras-Turkiye Petrol Rafine*	49,575
21,910	Ultrapar Participacoes SA	82,573
70,000	Yanzhou Coal Mining Co.	83,137
1,194	YPF Sociedad Anonima, ADR*	4,907

		12,538,070

Paper & Forest Products (0.1%):
33,569	Empresas CMPC SA	107,801
43,000	Lee & Man Paper Manufacturing, Ltd.	39,592
49,000	Nine Dragons Paper Holdings, Ltd.	72,026
85,700	PT Indah Kiat Pulp & Paper Corp Tbk	61,932
23,305	Suzano SA*	283,864

		565,215

Personal Products (0.7%):
1,041	Amorepacific Corp.	238,317
863	Amorepacific Group	49,639
3,754	Colgate-Palmolive India, Ltd.	80,136
16,996	Dabur India, Ltd.	125,737
14,700	Godrej Consumer Products, Ltd.*	146,895
22,000	Hengan International Group Co., Ltd.	144,572
60	LG Household & Health Care, Ltd.	36,374
296	LG Household & Health Care, Ltd.	411,517
16,791	Marico, Ltd.	94,591
29,667	Natura & Co. Holding SA*	253,766

		1,581,544

Pharmaceuticals (1.4%):
12,537	Aspen Pharmacare Holdings, Ltd.*	122,662
1,000	Asymchem Laboratories Tianjin Co., Ltd., Class A	44,217
8,967	Aurobindo Pharma, Ltd.	108,218
900	Betta Pharmaceuticals Co., Ltd.	14,607
2,400	CanSino Biologics, Inc., Class H*	91,136
518	Celltrion Pharm, Inc.*	68,951
800	Changchun High & New Technology Industry Group, Inc., Class A	55,475
1,500	Chengdu Kanghong Pharmaceutical Group Co., Ltd.	6,710
43,000	China Medical System Holdings, Ltd.	85,471
286,000	China Pharmaceutical Enterprise & Investment Corp.	346,993
80,500	China Resources Pharmaceutical	50,345
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	62,513
14,918	Cipla, Ltd.*	166,541
3,550	Dr Reddy’s Laboratories, Ltd.	219,459
2,900	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	12,333
182	Hanmi Pharm Co., Ltd.	50,937
36,000	Hansoh Pharmaceutical Group Co., Ltd.*	172,710
1,773	Hutchison China MediTech, Ltd., ADR*	50,087
10,611	Hypera SA	60,390
2,134	Ipca Laboratories, Ltd.	55,675
11,856	Jiangsu Hengrui Medicine Co., Ltd.	166,976
7,523	Lupin, Ltd.	105,286

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
2,080	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	$12,710
7,000	Oneness Biotech Co., Ltd.*	65,134
3,371	Piramal Enterprises, Ltd.	81,153
658,200	PT Kalbe Farma Tbk	71,207
4,752	Richter Gedeon Nyrt	140,380
17,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.^	72,642
5,700	Shanghai Fosun Pharmaceutical Group Co., Ltd.	34,639
4,800	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	18,036
896	Shin Poong Pharmaceutical Co., Ltd.	67,727
330,750	Sino Biopharmaceutical, Ltd.	331,462
463	SK Biopharmaceuticals Co., Ltd.*	42,327
30,000	SSY Group, Ltd.	17,487
28,727	Sun Pharmaceutical Industries, Ltd.	235,198
1,214	Torrent Pharmaceuticals, Ltd.	42,321
1,588	Yuhan Corp.	88,517
2,200	Yunnan Baiyao Group Co., Ltd.	40,515
1,300	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	57,136
6,380	Zhejiang Huahai Pharmaceutical Co., Ltd.	25,058
3,600	Zhejiang NHU Co., Ltd., Class A	21,052
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	4,505

		3,586,898

Professional Services (0.0%†):
744	51job, Inc., ADR*	46,574

Real Estate Management & Development (2.1%):
50,000	Agile Group Holdings, Ltd.	82,083
126,385	Aldar Properties PJSC	129,476
238,800	Ayala Land, Inc.	169,036
78,422	Barwa Real Estate Co.	70,000
13,663	Cencosud Shopping SA	28,458
72,200	Central Pattana pcl	134,959
32,000	China Aoyuan Group, Ltd.	34,400
60,000	China Everbright Environment Group, Ltd.	114,381
12,350	China Fortune Land Development Co., Ltd.	11,826
166,000	China Jinmao Holdings Group, Ltd.	66,796
4,900	China Merchants Property Operation & Service Co., Ltd., Class A	14,787
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	45,156
126,000	China Overseas Land & Investment, Ltd.	328,444
55,000	China Overseas Property Holdings, Ltd.	51,566
100,000	China Resources Land, Ltd.	484,461
18,800	China Vanke Co., Ltd., Class A	86,188
50,600	China Vanke Co., Ltd., Class H	198,434
108,000	CIFI Holdings Group Co., Ltd.	105,088
231,000	Country Garden Holdings Co., Ltd.^	297,037
14,300	Dar Al Arkan Real Estate Development Co.*	35,085
17,411	DLF, Ltd.	68,638
9,596	Emaar Economic City*	27,389
100,129	Emaar Malls PJSC*	46,115
115,979	Emaar Properties PJSC*	111,952
6,000	Future Land Holdings Co., Ltd.	44,762
10,300	Gemdale Corp., Class A	18,910
17,700	Greenland Holdings Corp., Ltd.	15,114
22,000	Greentown China Holdings, Ltd.	28,496

Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
48,400	Guangzhou R&F Properties Co., Ltd., Class H	$63,928
28,600	Highwealth Construction Corp.*	43,637
20,000	Hopson Development Holdings, Ltd.	72,145
12,500	Jinke Properties Group Co., Ltd., Class A	12,591
58,000	Kaisa Group Holdings, Ltd.	28,695
3,790	KE Holdings, Inc., ADR*	215,954
51,000	KWG Group Holdings, Ltd.	87,496
227,100	Land & Houses Public Co., Ltd.	62,257
43,000	Logan Property Holdings Co., Ltd.	72,579
56,000	Longfor Group Holdings, Ltd.	372,901
13,446	Mabanee Co KPSC*	32,294
363,000	Megaworld Corp.	26,801
13,626	NEPI Rockcastle plc	86,136
4,800	Poly Property Services Co., Ltd., Class H	33,452
30,600	Poly Real Estate Group Co., Ltd., Class A	66,566
28,560	Ruentex Development Co., Ltd.	49,662
62,000	Seazen Group, Ltd.	76,379
44,500	Shanghai Lujiazue	39,247
156,000	Shenzhen Investment, Ltd.	54,264
42,000	Shimao Property Holdings, Ltd.	132,229
329,600	SM Prime Holdings, Inc.	237,823
81,000	Sunac China Holdings, Ltd.	348,907
43,000	The Wharf Holdings, Ltd.	114,035
56,700	Xinhu Zhongbao Co., Ltd., Class A	26,464
188,000	Yuexiu Property Co., Ltd.	42,664
62,000	Zhenro Properties Group, Ltd.	43,966

		5,292,109

Road & Rail (0.1%):
303,300	BTS Group Holdings pcl	93,775
235	CJ Logistics Corp.*	38,061
7,427	Container Corp. of India, Ltd.	60,860
45,699	Daqin Railway Co., Ltd., Class A	48,893
19,840	Localiza Rent a Car SA	210,566
45,706	Rumo SA*	164,457

		616,612

Semiconductors & Semiconductor Equipment (9.3%):
105,465	ASE Technology Holding Co., Ltd.	402,219
1,000	ASMedia Technology, Inc.	52,643
1,694	Daqo New Energy Corp., ADR*	127,897
36,500	GCL System Integration Technology Co., Ltd.*	18,410
540	Gigadevice Semiconductor Beijing, Inc., Class A	14,158
7,000	Globalwafers Co., Ltd.	186,185
1,900	Hangzhou First Applied Material Co., Ltd., Class A*	25,134
14,000	Hua Hong Semiconductor, Ltd.*	77,567
7,800	Longi Green Energy Technology Co., Ltd.	105,967
48,000	MediaTek, Inc.	1,650,102
38,000	Nanya Technology Corp.	123,645
20,000	Novatek Microelectronics Corp.	407,624
4,000	Phison Electronics Corp.	69,158
24,000	Powertech Technology, Inc.	89,129
16,000	Realtek Semiconductor Corp.	279,948
9,700	Sanan Optoelectronics Co., Ltd., Class A	34,671
400	SG Micro Corp., Class A	14,143
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	23,964

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,000	Silergy Corp.	$163,962
17,536	SK Hynix, Inc.	2,065,270
789,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,410,029
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	46,523
10,600	Tianshui Huatian Technology Co., Ltd., Class A	18,919
400	Unigroup Guoxin Microelectronics Co., Ltd., Class A	6,568
372,000	United Microelectronics Corp.	664,616
28,000	Vanguard International Semiconductor Corp.	106,970
1,900	Will Semiconductor, Ltd., Class A	74,618
10,000	Win Semiconductors Corp.	138,259
102,000	Winbond Electronics Corp.	107,125
134,000	Xinyi Solar Holdings, Ltd.	224,623

		23,730,046

Software (0.5%):
8,800	360 Security Technology, Inc., Class A	18,720
1,000	Beijing Shiji Information Technology Co., Ltd., Class A	4,513
900	China National Software & Service Co., Ltd., Class A	7,381
480,000	China Youzan, Ltd.*	160,099
515	Douzone Bizon Co., Ltd.	45,003
1,226	Globant SA*	254,530
1,950	Hundsun Technologies, Inc.	25,057
4,600	Iflytek Co., Ltd.	34,115
84,000	Kingdee International Software Group Co., Ltd.	264,600
28,000	Kingsoft Corp., Ltd.	188,341
12,000	Ming Yuan Cloud Group Holdings, Ltd.*	55,523
700	Sangfor Technologies, Inc., Class A	26,464
3,400	Shanghai Baosight Software Co., Ltd.	30,376
15,698	TOTVS SA	80,695
51,000	Weimob, Inc.*	116,199
7,150	Yonyou Network Technology Co., Ltd.	39,183

		1,350,799

Specialty Retail (0.4%):
18,000	China Meidong Auto Holdings, Ltd.	83,533
2,316	FF Group*	27
269,000	GOME Retail Holdings, Ltd.*^	49,942
225,000	Home Product Center Public Co., Ltd.	106,838
9,000	Hotai Motor Co., Ltd.	185,751
919	Hotel Shilla Co., Ltd.	70,802
2,192	Jarir Marketing Co.	106,394
3,482	Jumbo SA	63,848
7,531	Mr Price Group, Ltd.	98,867
27,899	Petrobras Distribuidora SA	109,457
80,700	PTT Oil & Retail Business pcl, Class R	83,289
17,100	Suning.com Co., Ltd., Class A	17,981
45,000	Topsports International Holdings, Ltd.	67,251
32,585	Via Varejo SA*	69,884
20,000	Zhongsheng Group Holdings, Ltd.	140,996

		1,254,860

Shares		Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (5.9%):
111,000	Acer, Inc.	$122,694
11,616	Advantech Co., Ltd.	144,498
23,000	Asustek Computer, Inc.	301,703
80,300	BOE Technology Group Co., Ltd., Class A	77,264
24,000	Catcher Technology Co., Ltd.	178,380
25,360	Chicony Electronics Co., Ltd.	90,527
2,600	China Greatwall Technology Group Co., Ltd., Class A	5,921
139,000	Compal Electronics, Inc.	130,465
37,199	Focus Media Information Technology Co., Ltd., Class A	52,832
11,400	GRG Banking Equipment Co., Ltd., Class A	19,915
3,156	Inspur Electronic Information Industry Co., Ltd., Class A	13,254
70,000	Inventec Corp.	66,377
226,000	Lenovo Group, Ltd.	323,336
71,000	Lite-On Technology Corp.	157,054
24,000	Micro-Star International Co., Ltd.	147,768
5,000	Ninestar Corp.	19,009
67,000	Pegatron Corp.	174,317
93,000	Quanta Computer, Inc.	319,916
152,681	Samsung Electronics Co., Ltd.	11,029,782
6,100	Shenzhen Kaifa Technology Co., Ltd., Class A	17,910
78,863	Wistron Corp.	92,773
2,000	Wiwynn Corp.	59,576
461,400	Xiaomi Corp., Class B*	1,543,422

		15,088,693

Textiles, Apparel & Luxury Goods (0.8%):
7,360	Alpargatas SA*	48,178
34,000	Anta Sports Products, Ltd.	556,443
116,000	Bosideng International Holdings, Ltd.	52,270
6,220	Eclat Textile Co., Ltd.	105,069
15,000	Feng Tay Enterprise Co., Ltd.	102,646
1,622	Fila Korea, Ltd.	61,916
67,500	Li Ning Co., Ltd.	440,996
39	LPP SA*	80,222
167	Page Industries, Ltd.	69,371
83,000	Pou Chen Corp.	96,072
27,300	Shenzhou International Group	567,486
11,365	Titan Co., Ltd.	242,702

		2,423,371

Thrifts & Mortgage Finance (0.8%):
54,530	Housing Development Finance Corp., Ltd.	1,870,146

Tobacco (0.3%):
43,949	Eastern Co. SAE	32,014
100,579	ITC, Ltd.	300,955
3,423	KT&G Corp.	246,402
12,100	PT Gudang Garam Tbk*	30,170
3,856	RLX Technology, Inc., ADR*	39,948
21,000	Smoore International Holdings, Ltd.*	128,240

		777,729

Trading Companies & Distributors (0.0%†):
7,500	BOC Aviation, Ltd.	72,791

Transportation Infrastructure (0.5%):
13,889	Adani Ports & Special Economic Zone, Ltd.*	133,753
145,200	Airports of Thailand Public Co., Ltd.	321,448
291,400	Bangkok Expressway & Metro	81,656
74,000	Beijing Capital International Airport Co., Ltd.	57,719

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Transportation Infrastructure, continued
31,993	CCR SA	$73,447
47,228	China Merchants Port Holdings Co., Ltd.	72,344
80,000	COSCO SHIPPING Ports, Ltd.	58,300
6,907	Grupo Aeroportuario de Sur*	122,711
12,501	Grupo Aeroporturaio del Pacifico SAB de C.V.*	130,714
11,100	Guangzhou Baiyun International Airport Co., Ltd., Class A	22,638
36,180	International Container Terminal Services, Inc.	90,300
36,000	Jiangsu Expressway Co., Ltd., Series H, Class H	44,878
28,300	Malaysia Airports Holdings Berhad	42,718
9,118	Promotora Y Operadora de Infraestructura SAB de CV	69,772
3,000	Shanghai International Air*	26,533
35,399	Shanghai International Port Group Co., Ltd.	25,851
35,000	Shenzhen International Holdings, Ltd.	58,678
54,000	Taiwan High Speed Rail Corp.	59,513
33,400	Westports Holding Berhad	33,833
42,000	Zhejiang Expressway Co., Ltd.	37,249

		1,564,055

Water Utilities (0.1%):
186,000	Beijing Enterprises Water Group, Ltd.	70,769
10,225	Cia Saneamento Basico Do Estado de Sao Paulo	74,854
92,000	Guangdong Investment, Ltd.	149,875

		295,498

Wireless Telecommunication Services (1.3%):
38,500	Advanced Info Service Public Co., Ltd.	214,191
1,102,418	America Movil SAB de C.V., Series L	753,156
91,800	Axiata Group Berhad	80,830
77,093	Bharti Airtel, Ltd.	546,252
100,300	DIGI.com Berhad	88,130
12,139	Etihad Etisalat Co.*	95,665
58,000	Far EasTone Telecommunications Co., Ltd.	130,349
1,005	Globe Telecom, Inc.	38,936
76,000	Intouch Holdings Public Co., Ltd.	141,277
92,900	Maxis Berhad	101,287
32,110	Mobile Telecommunications Co KSCP	64,280
14,942	Mobile TeleSystems PJSC, ADR	124,616
52,343	MTN Group, Ltd.	307,934
2,760	PLDT, Inc.	69,495
1,318	SK Telecom Co., Ltd.	321,068
49,000	Taiwan Mobile Co., Ltd.	168,703
27,636	TIM SA	62,216
36,500	Total Access Communication Public Co., Ltd.	38,331
40,565	Turkcell Iletisim Hizmetleri AS	73,602
21,658	Vodacom Group, Ltd.	185,427

		3,605,745

Total Common Stocks (Cost $155,487,226)		255,087,411

Preferred Stocks (1.4%):

Automobiles (0.0%†):
1,265	Hyundai Motor Co., 3.14%, 6/29/20	110,202

Banks (0.6%):
143,354	Banco Bradesco SA, 0.65%, 1/3/20	681,886

Shares		Value
Preferred Stocks, continued
Banks, continued
159,266	Itau Unibanco Holding SA, 0.64%, 1/5/21	$791,533

		1,473,419

Electric Utilities (0.0%†):
33,600	Cia Paranaense de Energia, Class B, 7.39%	42,568

Metals & Mining (0.1%):
37,024	Gerdau SA, 0.50%, 3/6/20	198,807

Multiline Retail (0.0%†):
30,260	Lojas Americanas SA, 0.07%, 1/11/21	120,225

Technology Hardware, Storage & Peripherals (0.7%):
26,736	Samsung Electronics Co., Ltd., 1.45%, 3/30/20	1,729,997

Total Preferred Stocks (Cost $3,137,945)		3,675,218

Right (0.0%†):

Chemicals (0.0%†):
3,517	Sociedad Quimica y Minera de Chile SA, Expires on 4/26/21*	14,051

Total Right (Cost $–)		14,051

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (1.2%):
3,205,060	BlackRock Liquidity FedFund, Institutional Class , 0.07%(a)(b)	3,205,060

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,205,060)		3,205,060

Unaffiliated Investment Companies (0.2%):

Money Markets (0.2%):
410,086	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	410,086

Total Unaffiliated Investment Companies (Cost $410,086)		410,086

Total Investment Securities (Cost $162,240,317) - 100.3%		262,391,826
Net other assets (liabilities) - (0.3)%		(715, 859)

Net Assets - 100.0%		$261,675,967

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $3,078,333.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(b)	The rate represents the effective yield at March 31, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

(Unaudited)

Country	Percentage
Argentina	—%†
Bermuda	0.1%
Brazil	4.4%
Cayman Islands	1.1%
Chile	0.6%
China	32.7%
Colombia	0.2%
Cyprus	0.1%
Czech Republic	0.1%
Egypt	0.1%
Greece	0.1%
Hong Kong	3.2%
Hungary	0.2%
India	9.5%
Indonesia	1.2%
Kuwait	0.5%
Luxembourg	0.1%
Malaysia	1.4%
Mexico	1.7%
Pakistan	—%†
Peru	—%†
Philippines	0.6%
Poland	0.6%
Qatar	0.7%
Republic of Korea (South)	13.2%
Romania	—%†
Russian Federation	3.0%
Saudi Arabia	2.7%
Singapore	—%†
South Africa	3.7%
Switzerland	0.1%
Taiwan, Province Of China	13.5%
Thailand	1.9%
Turkey	0.3%
United Arab Emirates	0.6%
United States	1.8%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/18/21	56	$3,703,000	$(30,986)

				$(30,986)

Forward Currency Contracts

At March 31, 2021, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	213,883	Taiwanese Dollar	6,096,723	BNY Mellon	4/6/21	$150

Total Net Forward Currency Contracts						$150

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (1.4%):
3,498	Airbus SE*	$396,167
18,893	BAE Systems plc	131,501
3,139	Boeing Co. (The)*	799,566
1,498	CAE, Inc.*	42,693
7	Dassault Aviation SA*	7,791
203	Elbit Systems, Ltd.	28,740
1,424	General Dynamics Corp.	258,541
219	HEICO Corp.	27,550
384	HEICO Corp., Class A	43,622
2,112	Howmet Aerospace, Inc.*	67,859
206	Huntington Ingalls Industries, Inc.	42,405
1,227	L3harris Technologies, Inc.	248,688
1,460	Lockheed Martin Corp.	539,470
322	MTU Aero Engines AG	75,780
899	Northrop Grumman Corp.	290,952
8,732	Raytheon Technologies Corp.	674,722
46,222	Rolls-Royce Holdings plc*	67,130
1,920	Safran SA*	261,348
7,400	Singapore Technologies Engineering, Ltd.	21,495
203	Teledyne Technologies, Inc.*	83,971
1,337	Textron, Inc.	74,979
588	Thales SA	58,430
298	TransDigm Group, Inc.*	175,200

		4,418,600

Air Freight & Logistics (0.6%):
6,608	Bollore, Inc.	31,920
848	C.H. Robinson Worldwide, Inc.	80,925
5,610	Deutsche Post AG	307,337
930	Expeditors International of Washington, Inc.	100,152
1,468	FedEx Corp.	416,971
2,200	SG Holdings Co., Ltd.	50,619
4,138	United Parcel Service, Inc., Class B	703,418
531	XPO Logistics, Inc.*	65,472
1,800	Yamato Holdings Co., Ltd.	49,420

		1,806,234

Airlines (0.1%):
990	Air Canada*	20,604
1,000	ANA Holdings, Inc.*	23,282
760	Delta Air Lines, Inc.*	36,693
1,823	Deutsche Lufthansa AG, Registered Shares*^	24,166
1,000	Japan Airlines Co., Ltd.*	22,439
5,225	Qantas Airways, Ltd.*	20,269
7,150	Singapore Airlines, Ltd.*	29,746
753	Southwest Airlines Co.*	45,978

		223,177

Auto Components (0.5%):
1,200	Aisin Sieki Co., Ltd.	45,783
1,561	Aptiv plc*	215,262
453	Autoliv, Inc.*	42,038
1,542	BorgWarner, Inc.	71,487
3,300	Bridgestone Corp.	134,063
1,004	Compagnie Generale des Establissements Michelin SCA, Class B	150,318
691	Continental AG	91,256
2,500	Denso Corp.	166,902
712	Faurecia SA*	37,917
94	Faurecia SE*	5,020
500	Koito Manufacturing Co., Ltd.	33,714
329	Lear Corp.	59,631
1,700	Magna Internationl, Inc.	149,746
800	NGK Spark Plug Co., Ltd.	13,886

Shares		Value
Common Stocks, continued
Auto Components, continued
600	Stanley Electric Co., Ltd.	$17,939
4,300	Sumitomo Electric Industries, Ltd.	64,736
300	Toyoda Gosei Co., Ltd.	7,922
800	Toyota Industries Corp.	71,544
1,269	Valeo SA	43,123
12,000	Xinyi Glass Holdings, Ltd.	39,443

		1,461,730

Automobiles (2.0%):
1,876	Bayerische Motoren Werke AG (BMW)	194,480
4,939	Daimler AG, Registered Shares	440,018
755	Ferrari NV	158,068
22,939	Ford Motor Co.*	281,003
7,567	General Motors Co.*	434,800
9,700	Honda Motor Co., Ltd.	292,019
2,700	Isuzu Motors, Ltd.	29,148
4,500	Mazda Motor Corp.*	36,955
14,100	Nissan Motor Co., Ltd.*	78,933
1,032	Renault SA*	44,569
6,079	Stellantis NV	107,482
5,571	Stellantis NV	98,872
3,800	Subaru Corp.	76,088
2,300	Suzuki Motor Corp.	104,746
4,389	Tesla, Inc.*	2,931,545
12,400	Toyota Motor Corp.	968,907
149	Volkswagen AG^	54,049
1,400	Yamaha Motor Co., Ltd.	34,601

		6,366,283

Banks (6.1%):
1,923	ABN AMRO Group NV*	23,328
16,869	Australia & New Zealand Banking Group, Ltd.	362,203
38,525	Banco Bilbao Vizcaya Argentaria SA	200,654
99,698	Banco Santander SA	338,840
5,850	Bank Hapoalim BM*	45,567
7,964	Bank Leumi Le-Israel Corp.*	52,529
44,952	Bank of America Corp.	1,739,193
11,200	Bank of East Asia, Ltd. (The)^	23,880
200	Bank of Kyoto, Ltd. (The)	12,359
3,788	Bank of Montreal	337,709
7,002	Bank of Nova Scotia	438,120
221	Banque Cantonale Vaudois, Registered Shares*	21,564
99,976	Barclays plc	256,316
6,400	BNP Paribas SA*	388,830
24,500	BOC Hong Kong Holdings, Ltd.	85,444
20,425	CaixaBank SA	63,227
2,557	Canadian Imperial Bank of Commerce^	250,409
2,800	Chiba Bank, Ltd. (The)	18,292
12,009	Citigroup, Inc.	873,655
2,329	Citizens Financial Group, Inc.	102,825
4,941	Commerzbank AG*	30,292
10,364	Commonwealth Bank of Australia	680,267
8,400	Concordia Financial Group, Ltd.	33,985
6,960	Credit Agricole SA	100,790
3,893	Danske Bank A/S	72,960
10,800	DBS Group Holdings, Ltd.	233,029
5,545	DNB ASA	118,108
1,649	Erste Group Bank AG*	55,942
4,029	Fifth Third Bancorp	150,886
3,510	Finecobank Banca Fineco SpA*	57,590
1,023	First Republic Bank	170,585
1,400	Fukuoka Financial Group, Inc.	26,672
4,900	Hang Seng Bank, Ltd.	95,027
119,380	HSBC Holdings plc	696,236

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Banks, continued
6,066	Huntington Bancshares, Inc.	$95,357
21,978	ING Groep NV	269,689
95,002	Intesa Sanpaolo SpA	258,230
7,605	Isreal Discount Bank*	31,672
1,400	Japan Post Bank Co., Ltd.	13,439
17,722	JPMorgan Chase & Co.	2,697,820
1,508	KBC Group NV*	109,494
5,404	KeyCorp	107,972
409,800	Lloyds Banking Group plc*	239,906
755	M&T Bank Corp.	114,466
3,153	Mediobanca SpA*	35,073
70,400	Mitsubishi UFJ Financial Group, Inc.	375,709
1,110	Mizrahi Tefahot Bank, Ltd.*	29,000
14,450	Mizuho Financial Group, Inc.	208,422
19,383	National Australia Bank, Ltd.	384,045
1,989	National Bank of Canada	135,138
25,642	Natwest Group plc	69,381
18,242	Nordea Bank AB	179,605
21,300	Oversea-Chinese Banking Corp., Ltd.	186,538
2,504	PNC Financial Services Group, Inc. (The)	439,227
295	Raiffeisen International Bank-Holding AG*	6,473
5,891	Regions Financial Corp.	121,708
11,700	Resona Holdings, Inc.	49,042
8,215	Royal Bank of Canada	757,558
300	Shinsei Bank, Ltd.	4,835
1,400	Shizuoka Bank, Ltd. (The)	10,992
9,108	Skandinaviska Enskilda Banken AB, Class A	111,076
4,809	Societe Generale	125,646
16,290	Standard Chartered plc	112,067
7,400	Sumitomo Mitsui Financial Group, Inc.	269,122
1,900	Sumitomo Mitsui Trust Holdings, Inc.	66,146
294	SVB Financial Group*	145,136
8,512	Svenska Handelsbanken AB, Class A	92,445
5,029	Swedbank AB, Class A	88,556
10,535	Toronto-Dominion Bank (The)	687,186
7,807	Truist Financial Corp.	455,304
7,816	U.S. Bancorp	432,303
12,995	Unicredit SpA*	137,988
7,104	United Overseas Bank, Ltd.	137,257
22,589	Wells Fargo & Co.	882,552
20,838	Westpac Banking Corp.	386,883

		19,217,771

Beverages (1.6%):
4,311	Anheuser-Busch InBev NV	271,765
2,700	Asahi Breweries, Ltd.	114,342
1,853	Brown-Forman Corp., Class B	127,801
10,000	Budweiser Brewing Co. APAC, Ltd.	29,888
589	Carlsberg A/S, Class B	90,604
2,374	Coca-Cola Amatil, Ltd.	24,222
600	Coca-Cola Bottlers Japan Holdings, Inc.	10,476
23,819	Coca-Cola Co. (The)	1,255,499
1,082	Coca-Cola European Partners plc	56,076
1,242	Coca-Cola HBC AG	39,533
1,000	Constellation Brands, Inc., Class C	228,000
2,930	David Campari-Milano NV	32,861
13,630	Diageo plc	560,464
732	Heineken Holding NV	65,155
1,445	Heineken NV	148,483
400	ITO EN, Ltd.	24,583
3,070	Keurig Dr Pepper, Inc.	105,516

Shares		Value
Common Stocks, continued
Beverages, continued
5,200	Kirin Holdings Co., Ltd.	$99,717
992	Molson Coors Brewing Co., Class B*	50,741
2,391	Monster Beverage Corp.*	217,796
8,060	PepsiCo, Inc.	1,140,087
1,234	Pernod Ricard SA	231,628
103	Remy Cointreau SA	19,025
700	Suntory Beverage & Food, Ltd.	26,068
3,375	Treasury Wine Estates, Ltd.	26,587

		4,996,917

Biotechnology (1.6%):
10,276	AbbVie, Inc.	1,112,069
1,250	Alexion Pharmaceuticals, Inc.*	191,137
705	Alnylam Pharmaceuticals, Inc.*	99,539
3,375	Amgen, Inc.	839,734
251	Argenx SE*	68,955
893	Biogen, Inc.*	249,817
1,071	BioMarin Pharmaceutical, Inc.*	80,871
2,649	CSL, Ltd.	533,705
889	Exact Sciences Corp.*	117,152
246	Galapagos NV*	19,077
397	Genmab A/S*	130,493
7,265	Gilead Sciences, Inc.	469,537
1,713	Grifols SA	44,840
1,045	Incyte Corp.*	84,927
665	Ionis Pharmaceuticals, Inc.*	29,898
1,620	Moderna, Inc.*	212,139
515	Neurocrine Biosciences, Inc.*	50,084
700	Peptidream, Inc.*	32,096
626	Regeneron Pharmaceuticals, Inc.*	296,186
458	Sarepta Therapeutics, Inc.*	34,135
719	Seagen, Inc.*	99,840
1,481	Vertex Pharmaceuticals, Inc.*	318,252

		5,114,483

Building Products (0.7%):
764	A.O. Smith Corp.	51,654
900	AGC, Inc.	37,824
548	Allegion plc	68,840
5,840	ASSA Abloy AB, Class B	167,773
4,653	Carrier Global Corp.	196,450
2,941	Compagnie de Saint-Gobain SA	173,579
1,500	Daikin Industries, Ltd.	303,758
861	Fortune Brands Home & Security, Inc.	82,501
221	Geberit AG, Registered Shares	140,685
4,179	Johnson Controls International plc	249,361
964	Kingspan Group plc	81,719
205	Lennox International, Inc.^	63,876
1,300	Lixil Corp.	36,231
1,588	Masco Corp.	95,121
1,748	Nibe Industrier AB, Class B	54,235
588	Owens Corning	54,149
51	ROCKWOOL International A/S, Class B	21,488
700	TOTO, Ltd.	43,217
1,376	Trane Technologies plc	227,810

		2,150,271

Capital Markets (2.9%):
5,939	3i Group plc	94,456
685	Ameriprise Financial, Inc.	159,228
372	Amundi SA	29,755
940	Apollo Global Management, Inc.	44,189
1,244	ASX, Ltd.	67,205
4,552	Bank of New York Mellon Corp. (The)	215,264
891	BlackRock, Inc., Class A+	671,778

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
3,870	Blackstone Group, Inc. (The), Class A	$288,431
7,603	Brookfield Asset Management, Inc., Class A	338,247
885	Carlyle Group, Inc. (The)	32,533
655	Cboe Global Markets, Inc.	64,642
8,910	Charles Schwab Corp. (The)	580,754
2,077	CME Group, Inc.	424,186
13,977	Credit Suisse Group AG	147,589
8,500	Daiwa Securities Group, Inc.	44,127
11,921	Deutsche Bank AG, Registered Shares*	142,424
1,143	Deutsche Boerse AG	189,966
1,135	EQT AB	37,340
244	FactSet Research Systems, Inc.	75,296
1,602	Franklin Resources, Inc.	47,419
1,908	Goldman Sachs Group, Inc.	623,916
2,274	Hargreaves Lansdown plc	48,333
6,900	Hong Kong Exchanges & Clearing, Ltd.	408,047
246	IGM Financial, Inc.	7,498
3,235	Intercontinental Exchange, Inc.	361,285
2,098	Invesco, Ltd.	52,911
3,100	Japan Exchange Group, Inc.	72,877
1,376	Julius Baer Group, Ltd.	87,934
2,868	KKR & Co., Inc., Class A	140,102
1,917	London Stock Exchange Group plc	183,440
1,952	Macquarie Group, Ltd.	226,281
973	Magellan Financial Group, Ltd.	33,542
224	MarketAxess Holdings, Inc.	111,534
989	Moody’s Corp.	295,325
7,911	Morgan Stanley	614,368
463	MSCI, Inc., Class A	194,127
621	Nasdaq, Inc.	91,573
4,090	Natixis*	19,582
18,500	Nomura Holdings, Inc.	97,807
1,163	Northern Trust Corp.	122,243
109	Partners Group Holding AG	139,298
787	Raymond James Financial, Inc.	96,455
1,383	S&P Global, Inc.	488,019
1,200	SBI Holdings, Inc.	32,660
609	Schroders plc	29,390
690	SEI Investments Co.	42,042
3,200	Singapore Exchange, Ltd.	23,777
2,950	St. James Place plc	51,744
1,965	State Street Corp.	165,080
1,296	T. Rowe Price Group, Inc.	222,394
254	TMX Group, Ltd.	26,399
599	Tradeweb Markets, Inc., Class A	44,326
21,966	UBS Group AG	340,159

		9,189,297

Chemicals (2.3%):
2,734	Air Liquide SA	446,655
1,290	Air Products & Chemicals, Inc.	362,929
800	Air Water, Inc.	14,010
1,180	Akzo Nobel NV	131,857
637	Albemarle Corp.	93,072
367	Arkema SA	44,473
7,500	Asahi Kasei Corp.	86,362
992	Axalta Coating Systems, Ltd.*	29,343
5,503	BASF SE	457,019
638	Celanese Corp.	95,579
1,194	CF Industries Holdings, Inc.	54,184
657	Christian Hansen Holding A/S*	59,700
804	Clariant AG	16,215
4,485	Corteva, Inc.	209,091

Shares		Value
Common Stocks, continued
Chemicals, continued
1,000	Covestro AG	$67,233
761	Croda International plc	66,600
4,441	Dow, Inc.	283,957
3,181	DuPont de Nemours, Inc.	245,828
814	Eastman Chemical Co.	89,638
1,465	Ecolab, Inc.	313,612
48	EMS-Chemie Holding AG	42,868
1,423	Evonik Industries AG	50,314
683	FMC Corp.	75,547
336	Fuchs Petrolub AG	16,090
55	Givaudan SA, Registered Shares	211,962
3,031	ICL Group, Ltd.	17,791
1,316	International Flavors & Fragrances, Inc.	183,727
1,005	Johnson Matthey plc	41,749
900	JSR Corp.	27,272
1,300	Kansai Paint Co., Ltd.	34,828
1,043	Koninklijke DSM NV	176,471
2,600	Kuraray Co., Ltd.	29,688
423	Lanxess AG	31,177
3,026	Linde plc	847,704
1,577	LyondellBasell Industries NV, Class A	164,087
7,100	Mitsubishi Chemical Holdings Corp.	53,196
700	Mitsubishi Gas Chemical Co., Inc.	17,250
800	Mitsui Chemicals, Inc.	25,396
1,983	Mosaic Co. (The)	62,683
4,500	Nippon Paint Holdings Co., Ltd.	65,079
1,100	Nippon Sanso Holdings Corp.	20,902
700	Nissan Chemical Corp.	37,424
900	Nitto Denko Corp.	77,278
1,150	Novozymes A/S, Class B	73,675
3,439	Nutrien, Ltd.	185,293
2,876	Orica, Ltd.	30,483
1,375	PPG Industries, Inc.	206,607
780	RPM International, Inc.	71,643
477	Sherwin Williams Co.	352,031
2,100	Shin-Etsu Chemical Co., Ltd.	354,876
833	Sika AG	237,978
411	Solvay SA	51,176
7,700	Sumitomo Chemical Co., Ltd.	39,889
720	Symrise AG	87,288
1,500	Teijin, Ltd.	25,847
7,300	Toray Industries, Inc.	46,991
1,100	Tosoh Corp.	21,059
1,138	Umicore SA	60,372
985	Yara International ASA	51,260

		7,374,308

Commercial Services & Supplies (0.5%):
7,772	Brambles, Ltd.	62,575
536	Cintas Corp.	182,942
1,251	Copart, Inc.*	135,871
1,800	Dai Nippon Printing Co., Ltd.	37,903
1,448	Edenred	75,639
1,197	GFL Environmental, Inc.	41,821
11,407	Rentokil Initial plc	76,181
1,278	Republic Services, Inc., Class A	126,969
568	Ritchie Bros Auctioneers, Inc.	33,262
1,291	Rollins, Inc.	44,436
1,300	SECOM Co., Ltd.	109,774
2,224	Securitas AB, Class B	37,840
300	Sohgo Security Services Co., Ltd.	14,204
2,100	Toppan Printing Co., Ltd.	35,488
1,468	Waste Connections, Inc.	158,515
2,476	Waste Management, Inc.	319,453

		1,492,873

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Communications Equipment (0.7%):
345	Arista Networks, Inc.*	$104,152
24,632	Cisco Systems, Inc.	1,273,721
352	F5 Networks, Inc.*	73,434
1,971	Juniper Networks, Inc.	49,926
982	Motorola Solutions, Inc.	184,665
31,130	Nokia OYJ*	124,423
537	Palo Alto Networks, Inc.*	172,946
16,997	Telefonaktiebolaget LM Ericsson, Class B	224,921

		2,208,188

Construction & Engineering (0.3%):
1,691	ACS Actividades de Construccion y Servicios SA	56,054
1,273	Bouygues SA	51,049
572	Cimic Group, Ltd.*	7,668
434	Eiffage SA	43,454
2,849	Ferrovial SA	74,278
206	Hochtief AG	18,434
735	Jacobs Engineering Group, Inc.	95,013
2,300	Kajima Corp.	32,799
4,900	Obayashi Corp.	45,142
2,400	Shimizu Corp.	19,507
1,796	Skanska AB, Class B	45,062
1,000	Taisei Corp.	38,562
3,044	Vinci SA	311,919
598	WSP Global, Inc.	56,902

		895,843

Construction Materials (0.3%):
4,620	CRH plc	216,701
889	HeidelbergCement AG	80,734
2,604	James Hardie Industries SE	79,123
3,083	LafargeHolcim, Ltd., Registered Shares	181,231
346	Martin Marietta Materials, Inc.	116,194
1,000	Taiheiyo Cement Corp.	26,385
760	Vulcan Materials Co.	128,250

		828,618

Consumer Finance (0.4%):
1,300	ACOM Co., Ltd.	6,034
2,209	Ally Financial, Inc.	99,869
3,985	American Express Co.	563,638
2,690	Capital One Financial Corp.	342,249
1,733	Discover Financial Services	164,618
1	Isracard, Ltd.*	2
3,184	Synchrony Financial	129,461

		1,305,871

Containers & Packaging (0.3%):
9,060	Amcor plc	105,821
502	Avery Dennison Corp.	92,192
1,894	Ball Corp.	160,498
807	CCL Industries, Inc.	44,650
814	Crown Holdings, Inc.	78,990
2,057	International Paper Co.	111,222
612	Packaging Corp. of America	82,302
831	Sealed Air Corp.	38,076
1,544	Smurfit Kappa Group plc	72,726
1,534	WestRock Co.	79,845

		866,322

Distributors (0.1%):
784	Genuine Parts Co.	90,622
1,781	LKQ Corp.*	75,390
254	Pool Corp.	87,691

		253,703

Shares		Value
Common Stocks, continued
Diversified Financial Services (1.0%):
25,594	AMP, Ltd.	$24,612
7,941	Berkshire Hathaway, Inc., Class B*	2,028,687
2,365	Equitable Holdings, Inc.	77,146
114	Eurazeo Se*	8,670
623	EXOR NV	52,745
702	Groupe Bruxelles Lambert SA	72,599
678	Industrivarden AB, Class A	24,928
753	Industrivarden AB, Class C	26,409
2,840	Investor AB, Class B	226,593
1,423	Kinnevik AB, Class B	69,129
387	L E Lundbergforetagen AB*	21,139
13,316	M&G plc	38,076
4,100	Mitsubishi HC Capital, Inc.	24,861
383	Onex Corp.	23,824
7,500	ORIX Corp.	127,017
113	Sofina SA	38,306
13,340	Standard Life Aberdeen plc	53,242
200	Tokyo Century Corp.	13,509
745	Voya Financial, Inc.	47,412
115	Wendel	14,272

		3,013,176

Diversified Telecommunication Services (1.5%):
41,586	AT&T, Inc.	1,258,808
845	BCE, Inc.	38,151
52,585	BT Group plc*	112,231
1,876	Cellnex Telecom SAU	108,021
19,443	Deutsche Telekom AG, Registered Shares	391,486
751	Elisa OYJ	45,054
16,000	HKT Trust & HKT, Ltd.	22,837
104	Iliad SA	19,767
2,133	Infrastrutture Wireless Italiane SpA	23,800
20,615	Koninklijke KPN NV	70,083
5,765	Lumen Technologies, Inc.	76,963
7,600	Nippon Telegraph & Telephone Corp.	195,628
10,968	Orange SA	134,997
32,000	PCCW, Ltd.	18,039
1,146	Proximus SADP	24,946
44,800	Singapore Telecommunications, Ltd.	81,440
9,013	Spark New Zealand, Ltd.	28,164
165	Swisscom AG, Registered Shares^	88,529
28,896	Telecom Italia SpA	15,686
48,285	Telecom Italia SpA	27,856
3,616	Telefonica Deutschland Holding AG	10,599
30,058	Telefonica SA	134,783
4,437	Telenor ASA	78,161
16,020	Telia Co AB	69,428
23,866	Telstra Corp., Ltd.	61,757
2,268	TELUS Corp.	45,180
3,645	TPG Telecom, Ltd.	17,521
500	United Internet AG, Registered Shares	20,058
23,950	Verizon Communications, Inc.	1,392,693

		4,612,666

Electric Utilities (1.8%):
1,505	Alliant Energy Corp.	81,511
2,955	American Electric Power Co., Inc.	250,288
7,008	AusNet Services	9,790
3,700	Chubu Electric Power Co., Inc.	47,766
2,400	Chugoku Electric Power Co., Inc. (The)	29,529
2,500	CK Infrastructure Holdings, Ltd.	14,866
8,500	CLP Holdings, Ltd.	82,585
4,285	Duke Energy Corp.	413,631
2,311	Edison International	135,425
16,098	EDP - Energias de Portugal SA	92,066

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Electric Utilities, continued
3,315	Electricite de France	$44,479
226	Elia Group SA/NV	24,896
1,481	Emera, Inc.	65,923
2,089	Endesa SA	55,319
46,972	Enel SpA	469,278
1,116	Entergy Corp.	111,009
1,211	Evergy, Inc.	72,091
2,044	Eversource Energy	176,990
5,703	Exelon Corp.	249,449
2,975	FirstEnergy Corp.	103,203
2,731	Fortis, Inc.	118,521
2,566	Fortum OYJ	68,571
22,500	HK Electric Investments, Ltd.	22,351
1,553	Hydro One, Ltd.	36,177
36,566	Iberdrola SA	471,386
3,700	Kansai Electric Power Co., Inc. (The)	40,165
3,000	Kyushu Electric Power Co., Inc.	29,564
4,873	Mercury NZ, Ltd.	22,133
11,328	NextEra Energy, Inc.	856,510
976	OGE Energy Corp.	31,583
1,111	Orsted A/S	179,762
9,240	PG&E Corp.*	108,200
634	Pinnacle West Capital Corp.	51,576
7,500	Power Assets Holdings, Ltd.	44,306
4,224	PPL Corp.	121,820
1,850	Red Electrica Corp SA	32,771
6,397	Scottish & Southern Energy plc	128,332
2,532	Siemens Energy AG*	90,887
6,259	Southern Co. (The)	389,059
8,907	Terna SpA	67,362
1,700	Tohoku Electric Power Co., Inc.	16,099
6,100	Tokyo Electric Power Co. Holdings, Inc.*	20,398
390	Verbund AG, Class A	28,361
2,971	Xcel Energy, Inc.	197,601

		5,703,589

Electrical Equipment (1.1%):
11,042	ABB, Ltd.	335,892
1,390	AMETEK, Inc.	177,545
1,327	Ballard Power Systems, Inc.*	32,370
2,354	Eaton Corp. plc	325,511
3,448	Emerson Electric Co.	311,079
682	Enphase Energy, Inc.*	110,593
600	Fuji Electric Co., Ltd.	25,134
352	Generac Holdings, Inc.*	115,262
1,576	Legrand SA	146,618
27,548	Melrose Industries plc	63,395
10,900	Mitsubishi Electric Corp.	166,982
2,500	Nidec Corp.	305,430
2,753	Plug Power, Inc.*	98,668
1,299	Prysmian SpA	42,292
673	Rockwell Automation, Inc.	178,641
3,103	Schneider Electric SA	474,051
851	Sensata Technologies Holding plc*	49,315
1,384	Siemens Gamesa Renewable Energy	53,575
773	Sunrun, Inc.*	46,751
1,141	Vestas Wind Systems A/S	234,851

		3,293,955

Electronic Equipment, Instruments & Components (1.0%):
3,536	Amphenol Corp., Class A	233,270
423	Arrow Electronics, Inc.*	46,877
800	Azbil Corp.	34,610
834	CDW Corp.	138,236
1,046	Cognex Corp.	86,808

Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,349	Corning, Inc.	$189,225
2,299	Halma plc	75,248
700	Hamamatsu Photonics KK	41,498
1,660	Hexagon AB, Class B	153,148
205	Hirose Electric Co., Ltd.	31,635
5,800	Hitachi, Ltd.	263,509
700	Ibiden Co., Ltd.	32,427
210	IPG Photonics Corp.*	44,297
1,000	Keyence Corp.	456,508
1,126	Keysight Technologies, Inc.*	161,468
1,800	Kyocera Corp.	114,623
3,300	Murata Manufacturing Co., Ltd.	266,101
1,000	Omron Corp.	78,381
1,100	Shimadzu Corp.	40,022
800	TDK Corp.	111,580
1,977	TE Connectivity, Ltd.	255,250
1,344	Trimble, Inc.*	104,550
1,300	Venture Corp., Ltd.	19,441
1,300	Yaskawa Electric Corp.	65,108
1,000	Yokogawa Electric Corp.	18,511
310	Zebra Technologies Corp., Class A*	150,406

		3,212,737

Energy Equipment & Services (0.1%):
3,840	Baker Hughes Co.	82,983
5,524	Halliburton Co.	118,545
8,017	Schlumberger, Ltd.	217,982
3,492	Tenaris SA	39,542

		459,052

Entertainment (1.6%):
4,558	Activision Blizzard, Inc.	423,894
1,200	Capcom Co., Ltd.	39,129
1,706	Electronic Arts, Inc.	230,941
390	Koei Tecmo Holdings Co., Ltd.	17,576
400	Konami Holdings Corp.	23,922
1,134	Liberty Media Corp-Liberty Formula One, Class C*	49,091
900	Live Nation Entertainment, Inc.*	76,185
2,554	Netflix, Inc.*	1,332,320
3,000	Nexon Co., Ltd.	97,560
600	Nintendo Co., Ltd.	335,894
400	Square Enix Holdings Co., Ltd.	22,261
671	Take-Two Interactive Software, Inc.*	118,566
500	Toho Co., Ltd.	20,350
449	UbiSoft Entertainment SA*	34,164
4,745	Vivendi Universal SA	155,823
10,496	Walt Disney Co. (The)*	1,936,722

		4,914,398

Equity Real Estate Investment Trusts (2.1%):
733	Alexandria Real Estate Equities, Inc.	120,432
2,586	American Tower Corp.	618,209
20,744	Ascendas Real Estate Investment Trust	47,116
757	AvalonBay Communities, Inc.	139,674
895	Boston Properties, Inc.	90,628
4,139	British Land Co. plc	28,774
559	Camden Property Trust	61,440
594	Canadian Apartment Properties REIT	25,462
28,132	CapitaLand Mall Trust	45,484
316	Covivio	27,036
2,480	Crown Castle International Corp.	426,882
15	Daiwahouse Residential Investment Corp.	40,340
5,182	Dexus	38,447
1,632	Digital Realty Trust, Inc.	229,851

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
2,319	Duke Realty Corp.	$97,236
521	Equinix, Inc.	354,066
1,060	Equity Lifestyle Properties, Inc.	67,458
2,164	Equity Residential	155,007
410	Essex Property Trust, Inc.	111,454
680	Extra Space Storage, Inc.	90,134
221	Gecina SA	30,429
27	GLP J-REIT	44,383
10,133	Goodman Group	139,565
10,093	GPT Group	35,353
3,001	Healthpeak Properties, Inc.	95,252
4,174	Host Hotels & Resorts, Inc.*	70,332
3,282	Invitation Homes, Inc.	104,991
1,586	Iron Mountain, Inc.	58,698
42	Japan Metropolitan Fund Invest	42,944
7	Japan Real Estate Investment Corp.	41,366
882	Klepierre	20,543
3,515	Land Securities Group plc	33,448
11,800	Link REIT (The)	107,580
15,400	Mapletree Commercial Trust	24,333
19,870	Mapletree Logistics Trust	28,577
3,679	Medical Properties Trust, Inc.	78,289
673	Mid-America Apartment Communities, Inc.	97,154
20,422	Mirvac Group	38,907
9	Nippon Building Fund, Inc.	53,043
11	Nippon Prologis REIT, Inc.	35,372
31	Nomura Real Estate Master Fund, Inc.	46,626
1,146	Omega Healthcare Investors, Inc.	41,978
11	Orix JREIT, Inc.	19,170
4,238	ProLogis, Inc.	449,228
945	Public Storage, Inc.	233,188
2,106	Realty Income Corp.	133,731
952	Regency Centers Corp.	53,988
1,450	RioCan REIT	22,457
624	SBA Communications Corp.	173,191
30,074	Scentre Group	64,561
6,717	SERGO plc	86,824
1,977	Simon Property Group, Inc.	224,923
12,409	Stockland	41,595
623	Sun Communities, Inc.	93,475
5,400	Suntec Real Estate Investment Trust	6,273
1,738	UDR, Inc.	76,229
724	Unibail-Rodamco-Westfield*^	58,011
24	United Urban Investment Corp.	32,300
2,280	Ventas, Inc.	121,615
1,289	VEREIT, Inc.	49,781
3,386	VICI Properties, Inc.	95,621
24,703	Vicinity Centres	31,117
933	Vornado Realty Trust	42,349
2,422	Welltower, Inc.	173,488
4,374	Weyerhaeuser Co.	155,714
932	WP Carey, Inc.	65,948

		6,589,070

Food & Staples Retailing (1.5%):
3,800	AEON Co., Ltd.	113,535
5,057	Alimentation Couche-Tard, Inc.	163,080
3,533	Carrefour SA	63,998
7,475	Coles Group, Ltd.	91,052
276	Colruyt SA	16,461
100	Cosmos Pharmaceutical Corp.	15,621
2,550	Costco Wholesale Corp.	898,824
753	Empire Co., Ltd., Class A	23,480
686	ICA Gruppen AB	33,553
8,045	J Sainsbury plc	26,897

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
1,007	Jeronimo Martins SGPS SA	$16,951
1,733	Kesko OYJ, Class B	53,006
1,000	Kobe Bussan Co., Ltd.	26,826
6,595	Koninklijke Ahold Delhaize NV	183,681
4,556	Kroger Co. (The)	163,970
200	LAWSON, Inc.	9,825
1,122	Loblaw Cos., Ltd.	62,686
1,600	Metro, Inc.	73,003
4,500	Seven & I Holdings Co., Ltd.	181,880
600	Sundrug Co., Ltd.	21,997
2,864	Sysco Corp.	225,511
45,169	Tesco plc	142,528
300	Tsuruha Holdings, Inc.	38,663
4,356	Walgreens Boots Alliance, Inc.	239,144
8,255	Walmart, Inc.	1,121,277
400	Welcia Holdings Co., Ltd.	13,719
6,606	Wesfarmers, Ltd.	264,899
426	Weston (George), Ltd.	37,728
11,793	William Morrison Supermarkets plc	29,677
7,223	Woolworths Group, Ltd.	224,766

		4,578,238

Food Products (1.6%):
4,311	A2 Milk Co., Ltd.*	25,996
2,500	Ajinomoto Co., Inc.	51,285
3,356	Archer-Daniels-Midland Co.	191,292
2,071	Associated British Foods plc*	68,962
17	Barry Callebaut AG, Registered Shares	38,428
826	Bunge, Ltd.	65,477
400	Calbee, Inc.	10,209
900	Campbell Soup Co.	45,243
2,740	Conagra Brands, Inc.	103,024
3,737	Danone SA	256,389
3,455	General Mills, Inc.	211,861
863	Hershey Co. (The)	136,492
1,872	Hormel Foods Corp.	89,444
476	JDE Peet’s NV*	17,470
719	JM Smucker Co. (The)	90,975
1,404	Kellogg Co.	88,873
885	Kerry Group plc, Class A	110,741
800	Kikkoman Corp.	47,777
4,046	Kraft Heinz Co. (The)	161,840
873	Lamb Weston Holdings, Inc.	67,640
6	Lindt & Spruengli AG	52,382
1,502	McCormick & Co.	133,918
700	Meiji Holdings Co., Ltd.	45,052
8,269	Mondelez International, Inc., Class A	483,985
2,526	Mowi ASA	62,693
16,943	Nestle SA, Registered Shares	1,888,687
300	NH Foods, Ltd.	12,894
700	Nisshin Seifun Group, Inc.	11,733
300	Nissin Foods Holdings Co., Ltd.	22,266
5,748	Orkla ASA, Class A	56,383
1,244	Saputo, Inc.	37,414
700	Toyo Suisan Kaisha, Ltd.	29,382
1,704	Tyson Foods, Inc., Class A	126,607
54,000	WH Group, Ltd.	43,850
10,100	Wilmar International, Ltd.	40,843
900	Yakult Honsha Co., Ltd.	45,647
500	Yamazaki Baking Co., Ltd.	8,074

		4,981,228

Gas Utilities (0.2%):
2,016	AltaGas, Ltd.	33,597
6,754	APA Group	51,468
801	Atmos Energy Corp.	79,179
1,653	Gas Natural SDG SA	40,519

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Gas Utilities, continued
67,302	Hong Kong & China Gas Co., Ltd.	$106,559
2,100	Osaka Gas Co., Ltd.	41,064
500	Toho Gas Co., Ltd.	30,955
2,100	Tokyo Gas Co., Ltd.	46,681
1,144	UGI Corp.	46,915

		476,937

Health Care Equipment & Supplies (3.1%):
10,353	Abbott Laboratories	1,240,704
284	ABIOMED, Inc.*	90,519
2,882	Alcon, Inc.*	201,817
443	Align Technology, Inc.*	239,898
815	Ambu A/S, Class B	38,285
1,400	Asahi Intecc Co., Ltd.	38,666
3,033	Baxter International, Inc.	255,803
1,658	Becton Dickinson & Co.	403,143
226	BioMerieux	28,807
8,337	Boston Scientific Corp.*	322,225
188	Carl Zeiss Meditec AG	28,334
426	Cochlear, Ltd.	68,455
646	Coloplast A/S, Class B	97,265
316	Cooper Cos., Inc. (The)	121,372
3,688	Danaher Corp.	830,095
460	Demant A/S*	19,517
1,305	Dentsply Sirona, Inc.	83,272
555	DexCom, Inc.*	199,461
184	DiaSorin SpA	29,504
3,593	Edwards Lifesciences Corp.*	300,519
1,671	EssilorLuxottica SA	272,124
3,635	Fisher & Paykel Healthcare Corp., Ltd.	81,597
749	GN Store Nord A/S	59,043
1,510	Hologic, Inc.*	112,314
2,200	HOYA Corp.	259,153
506	IDEXX Laboratories, Inc.*	247,591
393	Insulet Corp.*	102,542
678	Intuitive Surgical, Inc.*	501,001
5,359	Koninklijke Philips NV	305,936
306	Masimo Corp.*	70,276
7,781	Medtronic plc	919,170
545	Novocure, Ltd.*	72,038
6,800	Olympus Corp.	141,081
821	ResMed, Inc.	159,290
200	Sartorius AG	99,719
1,477	Siemens Healthineers AG	79,955
4,910	Smith & Nephew plc	92,700
342	Sonova Holding AG, Registered Shares*	90,614
457	Steris plc	87,049
63	Straumann Holding AG, Registered Shares	78,569
1,961	Stryker Corp.	477,660
1,000	Sysmex Corp.	108,061
265	Teleflex, Inc.	110,097
3,800	Terumo Corp.	137,764
496	Varian Medical Systems, Inc.*	87,559
433	West Pharmaceutical Services, Inc.	122,011
1,180	Zimmer Biomet Holdings, Inc.	188,894

		9,701,469

Health Care Providers & Services (1.9%):
1,500	Alfresa Holdings Corp.	28,955
863	AmerisourceBergen Corp.	101,894
790	Amplifon SpA*	29,449
1,453	Anthem, Inc.	521,554
1,662	Cardinal Health, Inc.	100,966
3,405	Centene Corp.*	217,614
2,125	Cigna Corp.	513,698

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
7,618	CVS Health Corp.	$573,102
418	DaVita, Inc.*	45,048
1,304	Fresenius Medical Care AG & Co., KGaA	95,847
2,394	Fresenius SE & Co. KGaA	106,625
1,554	HCA Healthcare, Inc.	292,680
867	Henry Schein, Inc.*	60,031
754	Humana, Inc.	316,114
591	Laboratory Corp. of America Holdings*	150,723
898	McKesson Corp.	175,146
1,400	Medipal Holdings Corp.	26,929
337	Molina Healthcare, Inc.*	78,777
258	Orpea*	29,882
750	Quest Diagnostics, Inc.	96,255
1,215	Ramsay Health Care, Ltd.	62,078
1,605	Ryman Healthcare, Ltd.	17,143
2,847	Sonic Healthcare, Ltd.	76,121
400	Suzuken Co., Ltd.	15,656
5,505	UnitedHealth Group, Inc.	2,048,245
464	Universal Health Services, Inc., Class B	61,893

		5,842,425

Health Care Technology (0.2%):
1,847	Cerner Corp.	132,762
2,700	M3, Inc.	185,623
668	Teladoc Health, Inc.*	121,409
788	Veeva Systems, Inc., Class A*	205,857

		645,651

Hotels, Restaurants & Leisure (1.6%):
1,331	Accor SA*	50,209
308	Airbnb, Inc., Class A*^	57,886
1,226	Aramark	46,318
3,491	Aristocrat Leisure, Ltd.	91,393
3,148	Carnival Corp., Class A*	83,548
154	Chipotle Mexican Grill, Inc.*	218,806
10,856	Compass Group plc*	218,785
1,597	Crown Resorts, Ltd.*	14,259
767	Darden Restaurants, Inc.	108,914
210	Domino’s Pizza, Inc.	77,236
1,080	DraftKings, Inc., Class A*	66,236
931	Evolution Gaming Group AB	137,187
960	Flutter Entertainment plc	204,434
12,000	Galaxy Entertainment Group, Ltd.*	108,536
28,000	Genting Singapore, Ltd.	19,193
3,232	GVC Holdings plc*	67,652
1,627	Hilton Worldwide Holdings, Inc.*	196,737
1,003	InterContinental Hotels Group plc*	68,988
630	La Francaise des Jeux SAEM	28,607
1,916	Las Vegas Sands Corp.*	116,416
1,613	Marriott International, Inc., Class A*	238,901
4,311	McDonald’s Corp.	966,268
300	McDonald’s Holdings Co., Ltd.	13,829
1,176	Melco Resorts & Entertainment, Ltd., ADR*	23,414
2,796	MGM Resorts International	106,220
1,200	Oriental Land Co., Ltd.	180,834
1,727	Restaurant Brands International, Inc.	112,334
1,082	Royal Caribbean Cruises, Ltd.*	92,630
14,400	Sands China, Ltd.*	72,216
9,000	SJM Holdings, Ltd.	11,809
474	Sodexo SA*	45,473
6,852	Starbucks Corp.	748,718
12,027	Tabcorp Holdings, Ltd.	42,942
234	Vail Resorts, Inc.*	68,248
1,116	Whitbread plc*	52,720

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
12,400	Wynn Macau, Ltd.*	$24,168
555	Wynn Resorts, Ltd.*	69,580
1,735	Yum! Brands, Inc.	187,692

		5,039,336

Household Durables (0.8%):
5,459	Barratt Developments plc*	56,214
623	Berkeley Group Holdings plc (The)	38,133
500	Casio Computer Co., Ltd.	9,470
2,034	D.R. Horton, Inc.	181,270
1,038	Electrolux AB, Series B, Class B	28,772
866	Garmin, Ltd.	114,182
2,231	Husqvarna AB, Class B	32,104
700	Iida Group Holdings Co., Ltd.	16,997
1,679	Lennar Corp., Class A	169,965
340	Mohawk Industries, Inc.*	65,385
2,160	Newell Brands, Inc.	57,845
22	NVR, Inc.*	103,640
12,800	Panasonic Corp.	165,393
1,904	Persimmon plc	77,189
1,612	PulteGroup, Inc.	84,533
300	Rinnai Corp.	33,676
643	Roku, Inc.*	209,470
101	SEB SA	17,815
1,800	Sekisui Chemical Co., Ltd.	34,701
4,100	Sekisui House, Ltd.	88,200
1,000	Sharp Corp.	17,332
7,400	Sony Group Corp.	779,188
18,497	Taylor Wimpey plc	46,029
8,000	Techtronic Industries Co., Ltd.	137,527
393	Whirlpool Corp.	86,598

		2,651,628

Household Products (1.1%):
1,458	Church & Dwight Co., Inc.	127,356
698	Clorox Co. (The)	134,630
4,674	Colgate-Palmolive Co.	368,452
3,537	Essity AB, Class B	111,792
565	Henkel AG & Co. KGaA	55,902
2,015	Kimberly-Clark Corp.	280,186
1,700	Lion Corp.	33,134
500	Pigeon Corp.	18,951
14,422	Procter & Gamble Co. (The)	1,953,172
4,087	Reckitt Benckiser Group plc	366,104
2,300	Unicharm Corp.	96,406

		3,546,085

Independent Power and Renewable Electricity Producers (0.1%):
3,985	AES Corp. (The)	106,838
765	Brookfield Renewable Corp., Class A	35,842
7,142	Meridian Energy, Ltd.	26,978
1,209	Northland Power, Inc.	43,828
1,464	NRG Energy, Inc.	55,237
1,097	Uniper SE	39,691
2,743	Vistra Corp.	48,496

		356,910

Industrial Conglomerates (1.2%):
3,361	3M Co.	647,597
17,000	CK Hutchison Holdings, Ltd.	135,649
602	DCC plc	52,209
51,107	General Electric Co.	671,035
4,051	Honeywell International, Inc.	879,351
939	Investment AB Latour, Class B	24,307
1,000	Jardine Matheson Holdings, Ltd.	65,446
1,000	Jardine Strategic Holdings, Ltd.^	33,092
700	Keihan Holdings Co., Ltd.	29,203
7,400	Keppel Corp., Ltd.	29,345

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
627	Roper Technologies, Inc.	$252,894
1,600	Seibu Holdings, Inc.*	17,699
4,385	Siemens AG, Registered Shares	720,045
2,166	Smiths Group plc	45,920
2,500	Toshiba Corp.	84,714

		3,688,506

Insurance (3.2%):
997	Admiral Group plc	42,621
8,599	AEGON NV	40,783
3,884	Aflac, Inc.	198,783
1,008	Ageas NV	60,886
69,600	AIA Group, Ltd.	846,752
81	Alleghany Corp.*	50,729
2,425	Allianz SE, Registered Shares+	617,302
1,782	Allstate Corp. (The)	204,752
398	American Financial Group, Inc.	45,412
5,003	American International Group, Inc.	231,189
1,356	Aon plc, Class A	312,029
2,465	Arch Capital Group, Ltd.*	94,582
1,104	Arthur J. Gallagher & Co.	137,746
6,292	Assicurazioni Generali SpA	126,256
331	Assurant, Inc.	46,926
730	Athene Holding, Ltd., Class A*	36,792
24,775	Aviva plc	139,453
11,191	AXA SA	300,012
268	Baloise Holding AG, Registered Shares	45,565
1,397	Brown & Brown, Inc.	63,857
2,661	Chubb, Ltd.	420,358
948	Cincinnati Financial Corp.	97,729
1,241	CNP Assurances SA	23,597
6,800	Dai-ichi Life Holdings, Inc.	117,701
6,653	Direct Line Insurance Group plc	28,717
127	Erie Indemnity Co., Class A	28,056
236	Everest Re Group, Ltd.	58,483
164	Fairfax Financial Holdings, Ltd.	71,597
1,575	Fidelity National Financial, Inc.	64,040
561	Gjensidige Forsikring ASA	13,177
593	Globe Life, Inc.	57,302
1,381	Great-West Lifeco, Inc.	36,753
361	Hannover Rueck SE	65,957
2,003	Hartford Financial Services Group, Inc. (The)	133,780
528	IA Financial Corp., Inc.	28,713
13,695	Insurance Australia Group, Ltd.	48,825
912	Intact Financial Corp.	111,777
9,700	Japan Post Holdings Co., Ltd.	86,779
1,700	Japan Post Insurance Co., Ltd.	35,065
34,597	Legal & General Group plc	132,898
1,081	Lincoln National Corp.	67,314
1,342	Loews Corp.	68,818
11,353	Manulife Financial Corp.	244,227
76	Markel Corp.*	86,611
2,902	Marsh & McLennan Cos., Inc.	353,464
14,186	Medibank Private, Ltd.	30,199
4,381	MetLife, Inc.	266,321
2,500	MS&AD Insurance Group Holdings, Inc.	73,683
798	Muenchener Rueckversicherungs-Gesellschaft AG	245,766
1,748	NN Group NV	85,363
3,487	Phoenix Group Holdings plc	35,286
2,748	Poste Italiane SpA	35,052
3,459	Power Corp. of Canada	90,928
1,457	Principal Financial Group, Inc.	87,362
3,318	Progressive Corp. (The)	317,234

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
2,278	Prudential Financial, Inc.	$207,526
15,485	Prudential plc	328,227
8,050	QBE Insurance Group, Ltd.	59,111
337	Reinsurance Group of America, Inc.	42,479
329	RenaissanceRe Holdings, Ltd.	52,722
5,761	RSA Insurance Group plc	54,079
2,706	Sampo Oyj, Class A	122,274
1,146	SCOR SA*	39,048
2,000	Sompo Holdings, Inc.	76,528
3,515	Sun Life Financial, Inc.	177,666
7,102	Suncorp Group, Ltd.	53,258
177	Swiss Life Holding AG, Registered Shares	87,013
1,614	Swiss Re AG	158,760
2,800	T&D Holdings, Inc.	36,359
3,700	Tokio Marine Holdings, Inc.	177,181
1,526	Travelers Cos., Inc. (The)	229,510
2,129	Tryg A/S	50,236
723	Willis Towers Watson plc	165,480
866	WR Berkley Corp.	65,253
864	Zurich Insurance Group AG	368,490

		9,942,559

Interactive Media & Services (4.1%):
1,521	Adevinta ASA*	22,415
1,748	Alphabet, Inc., Class A*	3,605,285
1,720	Alphabet, Inc., Class C*	3,558,044
4,988	Auto Trader Group plc*	38,129
13,939	Facebook, Inc., Class A*	4,105,454
454	IAC/InterActive Corp.*	98,205
600	Kakaku.com, Inc.	16,437
1,472	Match Group, Inc.*	202,223
3,005	Pinterest, Inc., Class A*	222,460
264	REA Group, Ltd.	28,494
624	Scout24 AG	47,343
5,415	Snap, Inc., Class A*	283,150
4,672	Twitter, Inc.*	297,279
14,800	Z Holdings Corp.	73,905
381	Zillow Group, Inc., Class A*	50,056
840	Zillow Group, Inc., Class C*^	108,898

		12,757,777

Internet & Direct Marketing Retail (3.2%):
2,474	Amazon.com, Inc.*	7,654,754
238	Booking Holdings, Inc.*	554,502
479	Chewy, Inc., Class A*^	40,576
759	Delivery Hero SE*	98,357
4,078	eBay, Inc.	249,737
685	Etsy, Inc.*	138,144
756	Expedia Group, Inc.*	130,123
938	HelloFresh SE*	69,987
826	Just Eat Takeaway*	76,343
264	MercadoLibre, Inc.*	388,645
400	Mercari, Inc.*	18,241
2,925	Ocado Group plc*	82,061
2,782	Prosus NV	310,138
5,100	Rakuten, Inc.	60,787
363	Wayfair, Inc., Class A*^	114,254
902	Zalando SE*	88,401
400	ZOZO, Inc.	11,848

		10,086,898

IT Services (4.4%):
3,687	Accenture plc, Class C	1,018,534
106	Adyen NV*	237,620
1,195	Afterpay, Ltd.*	93,661
982	Akamai Technologies, Inc.*	100,066
2,608	Amadeus IT Group SA*	184,595

Shares		Value
Common Stocks, continued
IT Services, continued
527	Atos SE*	$41,119
2,482	Automatic Data Processing, Inc.	467,782
173	Bechtle AG	32,438
935	Black Knight, Inc.*	69,181
887	Booz Allen Hamilton Holding Corp.	71,430
631	Broadridge Financial Solutions, Inc.	96,606
941	Capgemini SA	160,154
1,271	CGI, Inc.*	105,888
3,179	Cognizant Technology Solutions Corp., Class A	248,343
2,319	Computershare, Ltd.	26,541
264	Computershare, Ltd.	3,021
313	EPAM Systems, Inc.*	124,164
3,600	Fidelity National Information Services, Inc.	506,196
3,275	Fiserv, Inc.*	389,856
508	FleetCor Technologies, Inc.*	136,464
1,200	Fujitsu, Ltd.	174,196
470	Gartner, Inc.*	85,798
1,720	Global Payments, Inc.	346,718
100	GMO Payment Gateway, Inc.	13,393
969	GoDaddy, Inc., Class A*	75,214
5,203	International Business Machines Corp.	693,352
800	Itochu Techno-Solutions Corp.	25,899
498	Jack Henry & Associates, Inc.	75,557
771	Leidos Holdings, Inc.	74,232
5,171	MasterCard, Inc., Class A	1,841,134
312	MongoDB, Inc.*	83,438
2,299	Nexi SpA*	40,247
1,920	Nomura Research Institute, Ltd.	59,687
3,500	NTT Data Corp.	54,376
400	OBIC Co., Ltd.	73,608
731	Okta, Inc.*	161,134
400	Otsuka Corp.	18,730
1,971	Paychex, Inc.	193,197
6,450	PayPal Holdings, Inc.*	1,566,318
300	SCSK Corp.	17,836
637	Shopify, Inc., Class A*	703,377
131	Snowflake, Inc., Class A*	30,036
2,225	Square, Inc., Class A*	505,186
1,600	TIS, Inc.	38,254
825	Twilio, Inc., Class A*	281,127
606	VeriSign, Inc.*	120,449
9,802	Visa, Inc., Class A	2,075,377
2,498	Western Union Co.	61,601
313	Wix.com, Ltd.*	87,396
1,387	Worldline SA*	116,222

		13,806,748

Leisure Products (0.1%):
1,200	Bandai Namco Holdings, Inc.	85,806
773	Hasbro, Inc.	74,301
1,428	Peloton Interactive, Inc., Class A*	160,564
800	Sega Sammy Holdings, Inc.	12,514
400	Shimano, Inc.	95,555
700	Yamaha Corp.	38,114

		466,854

Life Sciences Tools & Services (0.9%):
390	10X Genomics, Inc., Class A*	70,590
1,850	Agilent Technologies, Inc.	235,209
3,158	Avantor, Inc.*	91,361
116	Bio-Rad Laboratories, Inc., Class A*	66,256
715	Eurofins Scientific SE*	68,353
837	Illumina, Inc.*	321,458
1,135	IQVIA Holdings, Inc.*	219,214
425	Lonza Group AG, Registered Shares	237,557

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
135	Mettler-Toledo International, Inc.*	$156,018
700	PerkinElmer, Inc.	89,803
774	PPD, Inc.*	29,288
1,384	Qiagen NV*	66,994
159	Sartorius Stedim Biotech	65,476
2,302	Thermo Fisher Scientific, Inc.	1,050,587
357	Waters Corp.*	101,448

		2,869,612

Machinery (2.1%):
1,793	Alfa Laval AB*	54,169
1,452	Alstom SA*	72,415
1,400	Amada Holdings Co., Ltd.	15,700
2,372	Atlas Copco AB	123,449
3,987	Atlas Copco AB, Class A	242,851
3,166	Caterpillar, Inc.	734,100
6,198	CNH Industrial NV	96,257
850	Cummins, Inc.	220,244
600	Daifuku Co., Ltd.	58,961
1,737	Deere & Co.	649,881
811	Dover Corp.	111,212
2,079	Epiroc AB	43,338
3,916	Epiroc AB, Class A	88,744
1,100	FANUC Corp.	261,819
1,727	Fortive Corp.	121,995
1,149	GEA Group AG	47,089
300	Harmonic Drive Systems, Inc.	20,377
1,800	Hino Motors, Ltd.	15,432
800	Hitachi Construction Machinery Co., Ltd.	25,746
200	Hoshizaki Corp.	17,822
476	IDEX Corp.	99,636
1,798	Illinois Tool Works, Inc.	398,293
1,921	Ingersoll-Rand, Inc.*	94,532
362	Kion Group AG	35,745
373	Knorr-Bremse AG	46,521
5,400	Komatsu, Ltd.	166,854
1,957	Kone OYJ, Class B	159,822
6,000	Kubota Corp.	137,030
400	Kurita Water Industries, Ltd.	17,218
1,300	Makita Corp.	55,822
1,900	MINEBEA MITSUMI, Inc.	48,858
1,600	Misumi Group, Inc.	46,588
1,700	Mitsubishi Heavy Industries, Ltd.	53,106
600	Miura Co., Ltd.	32,517
500	Nabtesco Corp.	22,987
2,000	NGK Insulators, Ltd.	36,793
323	Nordson Corp.	64,174
2,800	NSK, Ltd.	28,698
2,309	Otis Worldwide Corp.	158,051
2,019	PACCAR, Inc.	187,606
730	Parker Hannifin Corp.	230,264
904	Pentair plc	56,337
32	Rational AG^	24,832
6,936	Sandvik AB*	189,616
251	Schindler Holding AG	73,745
95	Schindler Holding AG, Registered Shares	27,226
2,262	SKF AB, Class B	64,329
300	SMC Corp.	175,060
307	Snap-On, Inc.	70,837
441	Spirax-Sarco Engineering plc	69,312
901	Stanley Black & Decker, Inc.	179,903
500	THK Co., Ltd.	17,301
8,420	Volvo AB, Class B	213,129
1,131	Wabtec Corp.	89,530
1,976	Wartsila OYJ Abp, Class B	20,737

Shares		Value
Common Stocks, continued
Machinery, continued
1,135	Xylem, Inc.	$119,379

		6,533,989

Marine (0.1%):
23	A.P. Moeller - Maersk A/S, Class A	50,158
33	A.P. Moeller - Maersk A/S, Class B	76,789
331	Kuehne & Nagel International AG, Registered Shares	94,463
600	Nippon Yusen KK	20,590

		242,000

Media (1.1%):
1,443	Altice USA, Inc., Class A*	46,941
26	Cable One, Inc.	47,537
823	Charter Communications, Inc., Class A*	507,807
26,454	Comcast Corp., Class A	1,431,426
2,000	Cyberagent, Inc.	36,199
1,100	Dentsu Group, Inc.	35,463
1,927	Discovery Communications, Inc., Class C*	71,087
768	Discovery, Inc., Class A*	33,377
1,397	DISH Network Corp., Class A*	50,571
1,841	Fox Corp., Class A	66,479
835	Fox Corp., Class B	29,167
1,700	Hakuhodo DY Holdings, Inc.	28,502
7,882	Informa plc*	60,843
2,152	Interpublic Group of Cos., Inc. (The)	62,838
184	Liberty Broadband Corp., Class A*	26,708
936	Liberty Broadband Corp., Class C*	140,540
2,279	Liberty Global plc, Series C*	58,206
964	Liberty Global plc, Class A*	24,736
955	Liberty Media Corp.-Liberty SiriusXM, Class C*	42,125
654	Liberty Media Corp-Liberty SiriusXM, Class A*	28,828
2,004	News Corp., Class A	50,962
1,344	Omnicom Group, Inc.	99,658
3,943	Pearson plc	41,946
1,183	Publicis Groupe SA	72,209
746	Quebecor, Inc., Class B	20,032
480	Schibsted ASA, Class A*	20,167
420	Schibsted ASA, Class B*	15,041
2,741	SES Global, Class A	21,771
2,684	Shaw Communications, Inc., Class B	69,808
5,454	Sirius XM Holdings, Inc.	33,215
3,264	ViacomCBS, Inc., Class B	147,206
7,264	WPP plc	92,208

		3,513,603

Metals & Mining (1.5%):
1,368	Agnico Eagle Mines, Ltd.	79,097
6,934	Anglo American plc	271,643
2,725	Antofagasta plc	63,471
4,384	ArcelorMittal*	127,207
4,835	B2Gold Corp.	20,818
10,439	Barrick Gold Corp.	207,118
12,534	BHP Group plc	361,820
17,210	BHP Group, Ltd.	595,197
2,792	BlueScope Steel, Ltd.	41,195
1,532	Boliden AB	56,783
7,391	Evolution Mining, Ltd.	23,145
1,596	EVRAZ plc	12,720
3,016	First Quantum Minerals, Ltd.	57,488
10,418	Fortescue Metals Group, Ltd.	159,010
1,055	Franco-Nevada Corp.	132,234
8,440	Freeport-McMoRan, Inc.*	277,929
1,169	Fresnillo plc	13,929

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Metals & Mining, continued
58,282	Glencore plc*	$228,314
1,100	Hitachi Metals, Ltd.	18,102
2,400	JFE Holdings, Inc.	29,503
8,423	Kinross Gold Corp.	56,109
1,658	Kirkland Lake Gold, Ltd.	56,001
3,498	Lundin Mining Corp.	35,996
5,020	Newcrest Mining, Ltd.	93,943
4,627	Newmont Corp.	278,869
4,800	Nippon Steel Corp.	81,752
6,598	Norsk Hydro ASA	42,296
6,588	Northern Star Resources, Ltd.	48,095
1,670	Nucor Corp.	134,051
1,065	Pan American Silver Corp.	31,954
6,546	Rio Tinto plc	500,708
2,158	Rio Tinto, Ltd.	182,473
27,668	South32, Ltd.	59,308
1,390	SSR Mining, Inc.	19,879
1,174	Steel Dynamics, Inc.	59,592
1,300	Sumitomo Metal & Mining Co., Ltd.	56,488
2,618	Teck Cominco, Ltd., Class B	50,151
477	Voestalpine AG	19,801
2,619	Wheaton Precious Metals Corp.	100,049
6,971	Yamana Gold, Inc.	30,292

		4,714,530

Mortgage Real Estate Investment Trusts (0.0%†):
2,931	AGNC Investment Corp.	49,124
8,094	Annaly Capital Management, Inc.	69,608

		118,732

Multiline Retail (0.4%):
319	Canadian Tire Corp., Class A	45,274
1,475	Dollar General Corp.	298,865
1,309	Dollar Tree, Inc.*	149,828
1,835	Dollarama, Inc.	81,082
1,500	Marui Group Co., Ltd.	28,301
807	Next plc*	87,492
2,600	Pan Pacific International Holdings Corp.	61,416
1,100	Ryohin Keikaku Co., Ltd.	26,075
2,917	Target Corp.	577,770

		1,356,103

Multi-Utilities (0.8%):
3,493	AGL Energy, Ltd.	25,667
3,348	Algonquin Power & Utilities Corp.	53,051
1,356	Ameren Corp.	110,324
325	Atco, Ltd.	10,791
993	Canadian Utilities, Ltd., Class A	26,665
2,940	CenterPoint Energy, Inc.	66,591
1,563	CMS Energy Corp.	95,687
2,067	Consolidated Edison, Inc.	154,612
4,702	Dominion Energy, Inc.	357,164
1,119	DTE Energy Co.	148,984
12,693	E.ON SE	147,687
11,135	Engie Group	158,099
20,681	National Grid plc	246,612
2,015	NiSource, Inc.	48,582
2,908	Public Service Enterprise Group, Inc.	175,091
3,702	RWE AG	145,021
1,723	Sempra Energy	228,435
1,796	Suez	38,036
3,222	Veolia Environnement SA	82,656
1,827	WEC Energy Group, Inc.	170,989

		2,490,744

Oil, Gas & Consumable Fuels (3.0%):
1,102	Ampol, Ltd.	20,573
117,424	BP plc	476,338

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,285	Cabot Oil & Gas Corp.	$42,912
2,056	Cameco Corp.	34,100
7,064	Canadian Natural Resources, Ltd.	218,413
7,554	Cenovus Energy, Inc.	56,753
1,239	Cheniere Energy, Inc.*	89,220
11,220	Chevron Corp.	1,175,744
7,838	ConocoPhillips	415,179
3,765	Devon Energy Corp.	82,265
595	Enagas SA	12,923
11,926	Enbridge, Inc.	434,518
16,550	ENEOS Holdings, Inc.	74,966
14,322	ENI SpA	176,633
3,332	EOG Resources, Inc.	241,670
5,640	Equinor ASA	110,190
24,454	Exxon Mobil Corp.	1,365,267
2,569	Galp Energia SGPS SA	29,856
1,523	Hess Corp.	107,768
1,482	Idemitsu Kosan Co., Ltd.	38,200
1,276	Imperial Oil, Ltd.	30,912
5,300	INPEX Corp.	36,173
1,880	Inter Pipeline, Ltd.	26,887
1,625	Keyera Corp.	33,780
12,037	Kinder Morgan, Inc.	200,416
334	Koninklijke Vopak NV	16,645
1,394	Lundin Energy AB	43,824
3,870	Marathon Petroleum Corp.	207,006
2,543	Neste Oyj	134,871
5,220	Occidental Petroleum Corp.	138,956
11,878	Oil Search, Ltd.	36,874
1,126	OMV AG	57,112
2,476	ONEOK, Inc.	125,434
9,482	Origin Energy, Ltd.	33,865
613	Parkland Corp.	18,422
3,272	Pembina Pipeline Corp.	94,527
2,606	Phillips 66	212,493
1,208	Pioneer Natural Resources Co.	191,855
8,236	Repsol SA	101,909
23,694	Royal Dutch Shell plc, Class A	461,204
21,912	Royal Dutch Shell plc, Class B	402,969
9,440	Santos, Ltd.	51,074
12,913	Snam SpA	71,692
9,318	Suncor Energy, Inc.	194,814
5,483	TC Energy Corp.	251,393
14,745	TOTAL SE^	686,669
2,407	Valero Energy Corp.	172,341
518	Washington H. Soul Pattinson & Co., Ltd.^	12,462
7,343	Williams Cos., Inc.	173,956
6,009	Woodside Petroleum, Ltd.	109,366

		9,533,389

Paper & Forest Products (0.1%):
2,839	Mondi plc	72,422
6,500	Oji Holdings Corp.	42,241
3,431	Stora Enso OYJ, Registered Shares, Class R	64,165
3,362	Svenska Cellulosa AB SCA, Class B*	59,460
3,235	UPM-Kymmene OYJ	116,180
509	West Fraser Timber Co., Ltd.	36,624

		391,092

Personal Products (0.7%):
626	Beiersdorf AG	66,135
1,321	Estee Lauder Co., Inc. (The), Class A	384,213
2,800	Kao Corp.	185,513
200	Kobayashi Pharmaceutical Co., Ltd.	18,685
200	Kose Corp.	28,342
1,466	L’Oreal SA	561,863

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Personal Products, continued
400	Pola Orbis Holdings, Inc.	$9,660
2,300	Shiseido Co., Ltd.	154,959
15,185	Unilever plc	847,297

		2,256,667

Pharmaceuticals (4.7%):
10,900	Astellas Pharma, Inc.	168,321
7,553	AstraZeneca plc	753,073
1,545	Bausch Health Cos., Inc.*	49,024
5,644	Bayer AG, Registered Shares	357,123
12,997	Bristol-Myers Squibb Co.	820,501
1,199	Canopy Growth Corp.*	38,513
970	Catalent, Inc.*	102,151
4,100	Chugai Pharmaceutical Co., Ltd.	166,883
9,600	Daiichi Sankyo Co., Ltd.	280,645
1,600	Eisai Co., Ltd.	107,500
2,689	Elanco Animal Health, Inc.*	79,191
5,006	Eli Lilly & Co.	935,221
29,135	GlaxoSmithKline plc	517,075
256	H. Lundbeck A/S	8,757
1,065	Hikma Pharmaceuticals plc	33,404
300	Hisamitsu Pharmaceutical Co., Inc.	19,610
1,215	Horizon Therapeutics plc*	111,829
283	Ipsen SA	24,278
306	Jazz Pharmaceuticals plc*	50,297
15,281	Johnson & Johnson	2,511,432
1,800	Kyowa Kirin Co., Ltd.	53,962
14,732	Merck & Co., Inc.	1,135,690
756	Merck KGaA	129,252
200	Nippon Shinyaku Co., Ltd.	14,896
12,924	Novartis AG, Registered Shares	1,104,180
10,095	Novo Nordisk A/S, Class B	681,804
2,300	Ono Pharmaceutical Co., Ltd.	60,252
791	Orion OYJ, Class B	31,720
2,100	Otsuka Holdings Co., Ltd.	89,123
32,372	Pfizer, Inc.	1,172,838
529	Recordati SpA	28,430
188	Roche Holding AG	64,271
4,070	Roche Holding AG	1,315,794
722	Royalty Pharma plc, Class A	31,494
6,619	Sanofi	654,149
1,600	Santen Pharmaceutical Co., Ltd.	22,061
1,500	Shionogi & Co., Ltd.	80,921
1,300	Sumitomo Dainippon Pharma Co., Ltd.	22,714
300	Taisho Pharmaceutical Holdings Co., Ltd.	19,402
9,150	Takeda Pharmacuetical Co., Ltd.	330,663
6,517	Teva Pharmaceutical Industries, Ltd., ADR*	75,206
688	UCB SA	65,439
7,243	Viatris, Inc.*	101,185
228	Vifor Pharma AG	31,037
2,748	Zoetis, Inc.	432,755

		14,884,066

Professional Services (0.8%):
894	Adecco SA, Registered Shares	60,219
1,536	Bureau Veritas SA	43,722
230	CoStar Group, Inc.*	189,035
730	Equifax, Inc.	132,225
5,491	Experian plc	189,129
2,239	IHS Markit, Ltd.	216,690
978	Intertek Group plc	75,538
1,600	Nihon M&A Center, Inc.	43,451
1,300	Persol Holdings Co., Ltd.	25,565
622	Randstad NV	43,757
8,100	Recruit Holdings Co., Ltd.	397,541

Shares		Value
Common Stocks, continued
Professional Services, continued
11,139	RELX plc	$279,402
640	Robert Half International, Inc.	49,965
1,724	Seek, Ltd.*	37,433
35	SGS SA, Registered Shares	99,309
322	Teleperformance	117,175
1,057	Thomson Reuters Corp.	92,610
1,032	TransUnion	92,880
895	Verisk Analytics, Inc.	158,137
1,531	Wolters Kluwer NV	133,075

		2,476,858

Real Estate Management & Development (0.6%):
400	AEON Mall Co., Ltd.	6,968
5,265	Aroundtown SA	37,473
75	Azrieli Group	4,632
14,700	CapitaLand, Ltd.	41,202
1,858	CBRE Group, Inc., Class A*	146,986
3,700	City Developments, Ltd.	22,000
14,500	CK Asset Holdings, Ltd.	88,143
300	Daito Trust Construction Co., Ltd.	34,905
3,600	Daiwa House Industry Co., Ltd.	105,798
2,062	Deutsche Wohnen SE	96,181
10,600	ESR Cayman, Ltd.*	34,847
643	Fastighets AB Balder*	31,846
248	FirstService Corp.	36,818
10,000	Hang Lung Properties, Ltd.	26,028
7,324	Henderson Land Development Co., Ltd.	32,926
7,400	Hongkong Land Holdings, Ltd.	36,377
2,400	Hulic Co., Ltd.	28,412
400	LEG Immobilien SE	52,606
4,194	Lend Lease Group	41,265
6,500	Mitsubishi Estate Co., Ltd.	114,004
5,800	Mitsui Fudosan Co., Ltd.	132,410
8,827	New World Development Co., Ltd.	45,724
1,000	Nomura Real Estate Holdings, Inc.	24,179
24,117	Sino Land Co., Ltd.	33,634
1,900	Sumitomo Realty & Development Co., Ltd.	67,394
8,000	Sun Hung Kai Properties, Ltd.	121,357
1,000	Swire Pacific, Ltd., Class A	7,524
9,800	Swire Properties, Ltd.	30,336
396	Swiss Prime Site AG	36,503
4,600	Tokyu Fudosan Holdings Corp.	27,372
1,769	UOL Group, Ltd.	10,411
3,124	Vonovia SE	204,035
9,000	Wharf Real Estate Investment Co., Ltd.	50,557

		1,810,853

Road & Rail (1.3%):
68	AMERCO, Inc.	41,657
10,863	Aurizon Holdings, Ltd.	32,273
4,119	Canadian National Railway Co.	478,086
768	Canadian Pacific Railway, Ltd., Class 1	293,386
800	Central Japan Railway Co.	119,857
4,401	CSX Corp.	424,344
1,222	DSV PANALPINA A/S	239,651
1,900	East Japan Railway Co.	134,872
1,200	Hankyu Hanshin Holdings, Inc.	38,433
529	J.B. Hunt Transport Services, Inc.	88,909
526	Kansas City Southern	138,822
1,700	Keikyu Corp.	25,705
500	Keio Corp.	33,650
1,000	Keisei Electric Railway Co., Ltd.	32,750
900	Kintetsu Group Holdings Co., Ltd.*	34,371

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
604	Knight-Swift Transportation Holdings, Inc.	$29,046
1,200	Kyushu Railway Co.	28,051
8,500	MTR Corp., Ltd.	48,235
1,400	Nagoya Railroad Co., Ltd.*	33,395
300	Nippon Express Co., Ltd.	22,429
1,496	Norfolk Southern Corp.	401,706
1,600	Odakyu Electric Railway Co., Ltd.	43,851
518	Old Dominion Freight Line, Inc.	124,532
900	Tobu Railway Co., Ltd.	24,196
2,600	Tokyu Corp.	34,808
5,747	Uber Technologies, Inc.*	313,269
3,916	Union Pacific Corp.	863,126
800	West Japan Railway Co.	44,466

		4,167,876

Semiconductors & Semiconductor Equipment (4.4%):
7,074	Advanced Micro Devices, Inc.*	555,309
1,200	Advantest Corp.	106,347
2,109	Analog Devices, Inc.	327,064
5,334	Applied Materials, Inc.	712,622
278	ASM International NV	81,340
2,200	ASM Pacific Technology, Ltd.	28,186
2,487	ASML Holding NV	1,516,781
2,344	Broadcom, Inc.	1,086,819
100	Disco Corp.	31,687
7,721	Infineon Technologies AG	327,421
23,849	Intel Corp.	1,526,336
901	KLA Corp.	297,690
845	Lam Research Corp.	502,978
400	Lasertec Corp.	53,244
3,979	Marvell Technology Group, Ltd.	194,892
1,606	Maxim Integrated Products, Inc.	146,740
1,513	Microchip Technology, Inc.	234,848
6,449	Micron Technology, Inc.*	568,866
271	Monolithic Power Systems, Inc.	95,720
3,580	NVIDIA Corp.	1,911,469
1,624	NXP Semiconductors NV	326,976
2,395	ON Semiconductor Corp.*	99,656
666	Qorvo, Inc.*	121,678
6,534	Qualcomm, Inc.	866,343
4,000	Renesas Electronics Corp.*	43,946
400	ROHM Co., Ltd.	39,589
961	Skyworks Solutions, Inc.	176,324
318	SolarEdge Technologies, Inc.*	91,406
3,879	STMicroelectronics NV	147,852
1,900	SUMCO Corp.	43,902
973	Teradyne, Inc.	118,395
5,310	Texas Instruments, Inc.	1,003,537
800	Tokyo Electron, Ltd.	342,565
1,384	Xilinx, Inc.	171,478

		13,900,006

Software (6.4%):
2,772	Adobe, Inc.*	1,317,726
518	ANSYS, Inc.*	175,892
1,252	Autodesk, Inc.*	346,992
455	Avalara, Inc.*	60,711
502	AVEVA Group plc	23,682
2,273	BlackBerry, Ltd.*	19,067
1,635	Cadence Design Systems, Inc.*	223,979
843	Ceridian HCM Holding, Inc.*	71,040
707	Check Point Software Technologies, Ltd.*	79,163
628	Citrix Systems, Inc.	88,146
978	Cloudflare, Inc., Class A*	68,714
118	Constellation Software, Inc.	164,819

Shares		Value
Common Stocks, continued
Software, continued
392	Coupa Software, Inc.*	$99,756
1,030	Crowdstrike Holdings, Inc., Class A*	187,985
187	CyberArk Software, Ltd.*	24,187
804	Dassault Systemes SA	172,001
964	Datadog, Inc., Class A*	80,340
1,034	DocuSign, Inc.*	209,333
1,830	Dropbox, Inc., Class A*	48,788
926	Dynatrace, Inc.*	44,670
177	Fair Isaac Corp.*	86,031
774	Fortinet, Inc.*	142,741
487	Guidewire Software, Inc.*	49,494
244	HubSpot, Inc.*	110,827
1,523	Intuit, Inc.	583,400
41,657	Microsoft Corp.	9,821,471
423	Nemetschek SE	26,983
377	NICE Systems, Ltd.*	82,041
3,190	NortonLifeLock, Inc.	67,819
1,721	Open Text Corp.	82,071
300	Oracle Corp.	29,493
11,449	Oracle Corp.	803,376
280	Paycom Software, Inc.*	103,617
652	PTC, Inc.*	89,748
449	RingCentral, Inc., Class A*	133,748
6,424	Sage Group plc	54,275
5,311	salesforce.com, Inc.*	1,125,242
6,006	SAP SE	735,513
1,121	ServiceNow, Inc.*	560,623
2,700	Slack Technologies, Inc., Class A*	109,701
981	Splunk, Inc.*	132,906
1,225	SS&C Technologies Holdings, Inc.	85,591
879	Synopsys, Inc.*	217,799
952	TeamViewer AG*	40,675
373	Temenos AG	53,695
244	The Trade Desk, Inc., Class A*	159,005
700	Trend Micro, Inc.	35,094
246	Tyler Technologies, Inc.*	104,434
498	VMware, Inc., Class A*^	74,924
564	WiseTech Global, Ltd.	12,596
1,058	Workday, Inc., Class A*	262,839
770	Xero, Ltd.*	74,700
628	Zendesk, Inc.*	83,285
1,146	Zoom Video Communications, Inc., Class A*	368,198
396	Zscaler, Inc.*	67,981

		20,078,927

Specialty Retail (1.7%):
100	ABC-Mart, Inc.	5,650
433	Advance Auto Parts, Inc.	79,451
134	AutoZone, Inc.*	188,176
1,330	Best Buy Co, Inc.	152,697
356	Burlington Stores, Inc.*	106,373
915	CarMax, Inc.*	121,384
341	Carvana Co.*	89,478
300	Fast Retailing Co., Ltd.	240,082
4,346	Hennes & Mauritz AB, Class B*	97,773
100	Hikari Tsushin, Inc.	20,155
6,222	Home Depot, Inc. (The)	1,899,266
6,416	Industria de Diseno Textil SA	211,472
3,319	JD Sports Fashion plc*	37,738
11,535	Kingfisher plc*	50,619
4,224	Lowe’s Cos., Inc.	803,320
400	Nitori Co., Ltd.	77,639
434	O’Reilly Automotive, Inc.*	220,147
2,098	Ross Stores, Inc.	251,571
100	Shimamura Co., Ltd.	11,545
6,931	TJX Cos., Inc. (The)	458,486

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Specialty Retail, continued
674	Tractor Supply Co.	$119,352
294	Ulta Beauty, Inc.*	90,896
1,700	USS Co., Ltd.	33,318
5,400	Yamada Holdings Co., Ltd.	29,179

		5,395,767

Technology Hardware, Storage & Peripherals (4.3%):
98,608	Apple, Inc.	12,044,967
1,000	Brother Industries, Ltd.	22,232
6,300	Canon, Inc.	142,775
1,333	Dell Technologies, Inc., Class C*	117,504
2,000	FUJIFILM Holdings Corp.	119,136
7,036	Hewlett Packard Enterprise Co.	110,747
7,955	HP, Inc.	252,571
1,016	Logitech International SA, Class R	106,510
1,600	NEC Corp.	94,422
1,213	NetApp, Inc.	88,149
5,000	Ricoh Co., Ltd.	50,701
1,258	Seagate Technology plc	96,552
2,200	Seiko Epson Corp.	35,998
1,809	Western Digital Corp.	120,751

		13,403,015

Textiles, Apparel & Luxury Goods (1.2%):
1,095	Adidas AG*	341,782
2,277	Burberry Group plc*	59,606
3,075	Cie Financiere Richemont SA	295,326
861	Gildan Activewear, Inc.*	26,354
184	Hermes International SA	203,722
454	Kering	313,441
728	Lululemon Athletica, Inc.*	223,285
1,614	LVMH Moet Hennessy Louis Vuitton SA	1,075,459
1,185	Moncler SpA	68,065
7,233	Nike, Inc., Class B	961,193
565	Pandora A/S*	60,552
629	Puma SE*	61,658
143	Swatch Group AG (The), Class B	41,158
199	Swatch Group AG (The), Registered Shares	11,074
2,034	VF Corp.	162,557

		3,905,232

Tobacco (0.7%):
10,781	Altria Group, Inc.	551,556
13,273	British American Tobacco plc	507,606
5,754	Imperial Brands plc, Class A	118,363
7,200	Japan Tobacco, Inc.	138,474
8,973	Philip Morris International, Inc.	796,264
847	Swedish Match AB, Class B	66,160

		2,178,423

Trading Companies & Distributors (0.6%):
2,629	Ashtead Group plc	156,845
900	Brenntag AG	76,828
1,969	Bunzl plc	63,040
3,239	Fastenal Co.	162,857
1,360	Ferguson plc	162,523
8,000	Itochu Corp.	260,122
9,300	Marubeni Corp.	77,841
7,800	Mitsubishi Corp.	221,438
9,400	Mitsui & Co., Ltd.	196,525
1,400	MonotaRo Co., Ltd.	38,074
6,900	Sumitomo Corp.	98,708
522	Toromont Industries, Ltd.	39,961
1,100	Toyota Tsushu Corp.	46,493
412	United Rentals, Inc.*	135,676

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
257	W.W. Grainger, Inc.	$103,039

		1,839,970

Transportation Infrastructure (0.1%):
429	Aena SME SA*	69,589
215	Aeroports de Paris*	25,697
2,737	Atlantia SpA*	51,346
7,444	Auckland International Airport, Ltd.*	40,795
2,305	Getlink SE	35,361
400	Japan Airport Terminal Co., Ltd.	19,705
7,066	Sydney Airport*	33,296
16,970	Transurban Group	172,078

		447,867

Water Utilities (0.1%):
1,114	American Water Works Co., Inc.	167,011
1,290	Essential Utilities, Inc.	57,728
1,276	Severn Trent plc	40,565
3,781	United Utilities Group plc	48,259

		313,563

Wireless Telecommunication Services (0.7%):
9,700	KDDI Corp.	298,094
2,035	Rogers Communications, Inc., Class B	93,855
16,500	Softbank Corp.	214,762
9,200	SoftBank Group Corp.	780,145
2,349	Tele2 AB	31,700
3,293	T-Mobile USA, Inc.*	412,580
156,541	Vodafone Group plc	284,830

		2,115,966

Total Common Stocks (Cost $232,121,902)		311,477,231

Preferred Stocks (0.1%):
Automobiles (0.1%):
228	Bayerische Motoren Werke AG (BMW), 3.71%, 5/15/20	18,146
827	Porsche Automobil Holding SE, 2.44%, 5/20/20	87,700
1,090	Volkswagen AG, 2.04%, 5/8/20	304,587

		410,433

Household Products (0.0%†):
1,106	Henkel AG & Co. KGaA, 1.93%, 4/21/20	124,337

Total Preferred Stocks (Cost $376,639)		534,770

Rights (0.0%†):
IT Services (0.0%†):
263	Computershare, Ltd., Expires on 4/29/21*	304

Oil, Gas & Consumable Fuels (0.0%†):
12,913	Snam SpA, Expires on 4/8/21*	13

Total Rights (Cost $–)		317

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
1,222,878	BlackRock Liquidity FedFund, Institutional Class , 0.07%(a)(b)	1,222,878

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,222,878)		1,222,878

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):
866,338	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	$866,338

Total Unaffiliated Investment Companies (Cost $866,338)		866,338

Total Investment Securities (Cost $234,587,757) - 100.0%		314,101,534
Net other assets (liabilities) - 0.0%†		(119,414)

Net Assets - 100.0%		$313,982,120

Percentages indicated are based on net assets as of March 31, 2021.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $1,171,947.
+ Affiliated Securities
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(b) The rate represents the effective yield at March 31, 2021.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of March 31, 2021:

Country	Percentage
Argentina	0.1%
Australia	1.7%
Austria	—%†
Belgium	0.1%
Bermuda	0.2%
Canada	3.2%
Denmark	0.5%
Finland	0.5%
France	3.0%
Germany	2.5%
Hong Kong	0.9%
Ireland	0.9%
Isle of Man	—%†
Israel	—%†
Italy	0.7%
Japan	5.9%
Jersey	—%†
Liberia	—%†
Luxembourg	0.1%
Netherlands	1.9%
New Zealand	—%†
Norway	—%†
Panama	—%†
Portugal	—%†
Singapore	0.3%
Spain	0.9%
Sweden	0.9%
Switzerland	3.1%
United Kingdom	4.5%
United States	68.1%
100.0%

† Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/18/21	8	$362,660	$7,245
FTSE 100 Index June Futures (British Pounds)	6/18/21	2	184,140	(111)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	7	1,388,590	22,883
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/10/21	1	131,966	4,476

				$34,493

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (97.4%):
Aerospace & Defense (0.9%):
3,418	Axon Enterprise, Inc.*	$486,792
3,556	BWX Technologies, Inc.	234,483
2,078	HEICO Corp.	261,412
3,550	HEICO Corp., Class A	403,280
241	Huntington Ingalls Industries, Inc.	49,610
13,879	Lockheed Martin Corp.	5,128,291
2,572	Mercury Systems, Inc.*	181,712
8,046	Northrop Grumman Corp.	2,604,007
682	TransDigm Group, Inc.*	400,961
3,313	Virgin Galactic Holdings, Inc.*	101,477

		9,852,025

Air Freight & Logistics (0.5%):
1,140	C.H. Robinson Worldwide, Inc.	108,790
5,946	Expeditors International of Washington, Inc.	640,325
26,580	United Parcel Service, Inc., Class B	4,518,334
292	XPO Logistics, Inc.*	36,004

		5,303,453

Auto Components (0.0%†):
1,740	BorgWarner, Inc.	80,666

Automobiles (2.7%):
43,064	Tesla, Inc.*	28,763,738

Beverages (1.7%):
501	Boston Beer Co., Inc. (The), Class A*	604,346
2,204	Brown-Forman Corp., Class A	140,329
8,415	Brown-Forman Corp., Class B	580,383
127,538	Coca-Cola Co. (The)	6,722,528
20,721	Monster Beverage Corp.*	1,887,476
57,294	PepsiCo, Inc.	8,104,236

		18,039,298

Biotechnology (3.2%):
93,117	AbbVie, Inc.	10,077,122
5,909	ACADIA Pharmaceuticals, Inc.*	152,452
2,772	Acceleron Pharma, Inc.*	375,911
480	Agios Pharmaceuticals, Inc.*	24,787
1,828	Alexion Pharmaceuticals, Inc.*	279,519
6,420	Alnylam Pharmaceuticals, Inc.*	906,440
32,735	Amgen, Inc.	8,144,795
2,556	Biogen, Inc.*	715,041
9,028	BioMarin Pharmaceutical, Inc.*	681,704
1,879	Bluebird Bio, Inc.*	56,652
7,211	Exact Sciences Corp.*	950,266
6,028	Exelixis, Inc.*	136,173
3,423	Global Blood Therapeutics, Inc.*	139,487
10,067	Incyte Corp.*	818,145
3,771	Ionis Pharmaceuticals, Inc.*	169,544
8,062	Iovance Biotherapeutics, Inc.*	255,243
16,024	Moderna, Inc.*	2,098,343
5,386	Neurocrine Biosciences, Inc.*	523,789
5,432	Regeneron Pharmaceuticals, Inc.*	2,570,096
3,113	Repligen Corp.*	605,198
243	Sage Therapeutics, Inc.*	18,189
1,131	Sana Biotechnology, Inc.*^	37,855
4,214	Sarepta Therapeutics, Inc.*	314,069
7,079	Seagen, Inc.*	982,990
14,580	Vertex Pharmaceuticals, Inc.*	3,133,096

		34,166,906

Building Products (0.2%):
3,411	Allegion plc	428,490
1,135	Armstrong World Industries, Inc.	102,252
649	AZEK Co., Inc. (The)*	27,291
17,047	Carrier Global Corp.	719,724
6,396	Trex Co., Inc.*	585,490

		1,863,247

Shares		Value
Common Stocks, continued
Capital Markets (1.1%):
4,601	Apollo Global Management, Inc.	$216,293
5,201	Ares Management Corp., Class A	291,412
669	Carlyle Group, Inc. (The)	24,592
1,329	Cboe Global Markets, Inc.	131,159
2,133	FactSet Research Systems, Inc.	658,223
10,924	Intercontinental Exchange, Inc.	1,219,992
398	LPL Financial Holdings, Inc.	56,580
2,058	MarketAxess Holdings, Inc.	1,024,719
9,117	Moody’s Corp.	2,722,427
1,031	Morningstar, Inc.	232,016
4,495	MSCI, Inc., Class A	1,884,664
7,975	S&P Global, Inc.	2,814,138
3,306	T. Rowe Price Group, Inc.	567,310
4,140	Tradeweb Markets, Inc., Class A	306,360
2,755	Virtu Financial, Inc., Class A	85,543

		12,235,428

Chemicals (0.6%):
1,516	Air Products & Chemicals, Inc.	426,511
2,800	Ecolab, Inc.	599,396
1,457	FMC Corp.	161,159
341	NewMarket Corp.	129,634
6,040	RPM International, Inc.	554,774
2,181	Scotts Miracle-Gro Co. (The)	534,280
4,623	Sherwin Williams Co.	3,411,820
1,309	W.R. Grace & Co.	78,357

		5,895,931

Commercial Services & Supplies (0.3%):
4,385	Cintas Corp.	1,496,645
11,497	Copart, Inc.*	1,248,689
1,727	IAA, Inc.*	95,227
515	MSA Safety, Inc.	77,260
11,196	Rollins, Inc.	385,366
3,064	Waste Management, Inc.	395,317

		3,698,504

Communications Equipment (0.3%):
2,670	Arista Networks, Inc.*	806,046
31	CommScope Holding Co., Inc.*	476
512	Lumentum Holdings, Inc.*	46,771
988	Motorola Solutions, Inc.	185,793
5,357	Palo Alto Networks, Inc.*	1,725,276
413	Ubiquiti, Inc.	123,198

		2,887,560

Construction & Engineering (0.0%†):
1,458	Quanta Services, Inc.	128,275

Consumer Finance (0.0%†):
61	Credit Acceptance Corp.*	21,974
5,353	SLM Corp.	96,193

		118,167

Containers & Packaging (0.2%):
13,675	Amcor plc	159,724
1,969	Avery Dennison Corp.	361,607
16,682	Ball Corp.	1,413,633
2,524	Berry Global Group, Inc.*	154,973
645	Crown Holdings, Inc.	62,591
3,878	Graphic Packaging Holding Co.	70,424

		2,222,952

Distributors (0.1%):
2,227	Pool Corp.	768,850

Diversified Consumer Services (0.1%):
2,415	Bright Horizons Family Solutions, Inc.*	414,052
7,320	Chegg, Inc.*	627,031
920	Frontdoor, Inc.*	49,450

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
7,422	H&R Block, Inc.	$161,800

		1,252,333

Electrical Equipment (0.3%):
44	Array Technologies, Inc.*	1,312
5,902	Enphase Energy, Inc.*	957,068
3,108	Generac Holdings, Inc.*	1,017,715
3,108	Rockwell Automation, Inc.	824,987
820	Shoals Technologies Group, Inc., Class A*	28,520
12,790	Vertiv Holdings Co.	255,800

		3,085,402

Electronic Equipment, Instruments & Components (0.5%):
19,418	Amphenol Corp., Class A	1,281,006
7,949	CDW Corp.	1,317,547
9,266	Cognex Corp.	768,985
1,102	Coherent, Inc.*	278,685
548	Dolby Laboratories, Inc., Class A	54,099
163	IPG Photonics Corp.*	34,383
1,434	Jabil, Inc.	74,797
3,577	Keysight Technologies, Inc.*	512,942
2,690	Zebra Technologies Corp., Class A*	1,305,134

		5,627,578

Entertainment (1.7%):
16,942	Activision Blizzard, Inc.	1,575,606
2,228	Electronic Arts, Inc.	301,604
7,802	Live Nation Entertainment, Inc.*	660,439
23,909	Netflix, Inc.*	12,472,369
2,111	Playtika Holding Corp.*	57,440
7,526	Spotify Technology SA*	2,016,592
5,893	Take-Two Interactive Software, Inc.*	1,041,293
2,489	World Wrestling Entertainment, Inc., Class A	135,053
39,845	Zynga, Inc.*	406,818

		18,667,214

Equity Real Estate Investment Trusts (1.7%):
24,793	American Tower Corp.	5,927,015
1,273	Americold Realty Trust	48,972
2,358	Brookfield Property REIT, Inc., Class A	42,326
1,621	Coresite Realty Corp.	194,277
21,792	Crown Castle International Corp.	3,751,057
4,993	Equinix, Inc.	3,393,193
3,642	Equity Lifestyle Properties, Inc.	231,777
5,130	Extra Space Storage, Inc.	679,981
9,321	Iron Mountain, Inc.	344,970
5,518	Public Storage, Inc.	1,361,622
888	SBA Communications Corp.	246,464
14,280	Simon Property Group, Inc.	1,624,636

		17,846,290

Food & Staples Retailing (0.9%):
3,115	Albertsons Cos., Inc., Class A^	59,403
21,908	Costco Wholesale Corp.	7,722,132
2,385	Grocery Outlet Holding Corp.*	87,983
5,560	Sprouts Farmers Market, Inc.*	148,007
19,380	Sysco Corp.	1,525,981

		9,543,506

Food Products (0.3%):
2,248	Beyond Meat, Inc.*^	292,510
5,571	Campbell Soup Co.	280,054
6,341	Hershey Co. (The)	1,002,892
4,713	Kellogg Co.	298,333
1,929	Lamb Weston Holdings, Inc.	149,459
7,967	McCormick & Co.	710,338

Shares		Value
Common Stocks, continued
Food Products, continued
1,200	Pilgrim’s Pride Corp.*	$28,548

		2,762,134

Health Care Equipment & Supplies (2.8%):
37,322	Abbott Laboratories	4,472,669
2,443	ABIOMED, Inc.*	778,657
4,382	Align Technology, Inc.*	2,372,984
11,876	Baxter International, Inc.	1,001,622
284	Cooper Cos., Inc. (The)	109,082
5,167	DexCom, Inc.*	1,856,968
34,636	Edwards Lifesciences Corp.*	2,896,955
2,523	Haemonetics Corp.*	280,078
501	Hill-Rom Holdings, Inc.	55,351
9,893	Hologic, Inc.*	735,841
334	ICU Medical, Inc.*	68,617
4,730	IDEXX Laboratories, Inc.*	2,314,436
3,654	Insulet Corp.*	953,402
6,506	Intuitive Surgical, Inc.*	4,807,544
2,699	Masimo Corp.*	619,852
5,611	Novocure, Ltd.*	741,662
1,899	Penumbra, Inc.*	513,831
2,097	Quidel Corp.*	268,269
8,047	ResMed, Inc.	1,561,279
305	Steris plc	58,096
6,348	Stryker Corp.	1,546,246
3,152	Tandem Diabetes Care, Inc.*	278,164
1,659	Teleflex, Inc.	689,248
621	Varian Medical Systems, Inc.*	109,625
4,107	West Pharmaceutical Services, Inc.	1,157,271

		30,247,749

Health Care Providers & Services (2.6%):
1,854	Amedisys, Inc.*	490,921
4,030	AmerisourceBergen Corp.	475,822
3,569	Anthem, Inc.	1,281,093
16,182	Cardinal Health, Inc.	983,056
9,335	Centene Corp.*	596,600
895	Chemed Corp.	411,539
5,216	Cigna Corp.	1,260,916
703	DaVita, Inc.*	75,762
2,570	Encompass Health Corp.	210,483
4,530	Guardant Health, Inc.*	691,504
7,781	HCA Healthcare, Inc.	1,465,474
2,732	Humana, Inc.	1,145,391
335	Laboratory Corp. of America Holdings*	85,435
6,739	McKesson Corp.	1,314,375
2,182	Molina Healthcare, Inc.*	510,064
2,671	Oak Street Health, Inc.*^	144,955
1,029	Signify Health, Inc., Class A*	30,109
44,249	UnitedHealth Group, Inc.	16,463,725

		27,637,224

Health Care Technology (0.4%):
2,389	American Well Corp., Class A*^	41,497
17,039	Cerner Corp.	1,224,764
1,010	Certara, Inc.*	27,573
10,070	Change Healthcare, Inc.*	222,547
5,644	Teladoc Health, Inc.*	1,025,797
7,601	Veeva Systems, Inc., Class A*	1,985,685

		4,527,863

Hotels, Restaurants & Leisure (0.9%):
1,565	Chipotle Mexican Grill, Inc.*	2,223,583
2,159	Domino’s Pizza, Inc.	794,059
8,202	Las Vegas Sands Corp.*	498,353
5,976	McDonald’s Corp.	1,339,461
2,562	Planet Fitness, Inc., Class A*	198,043
37,938	Starbucks Corp.	4,145,485

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
205	Vail Resorts, Inc.*	$59,790
9,953	Wendy’s Co. (The)	201,648
1,318	Wynn Resorts, Ltd.*	165,238
1,598	Yum China Holdings, Inc.	94,617
1,244	Yum! Brands, Inc.	134,576

		9,854,853

Household Durables (0.2%):
22	NVR, Inc.*	103,640
6,114	Roku, Inc.*	1,991,758
7,876	Tempur Sealy International, Inc.	287,947

		2,383,345

Household Products (1.0%):
13,876	Church & Dwight Co., Inc.	1,212,069
4,966	Clorox Co. (The)	957,842
3,361	Energizer Holdings, Inc.	159,513
61,211	Procter & Gamble Co. (The)	8,289,806
904	Reynolds Consumer Products, Inc.	26,921

		10,646,151

Independent Power and Renewable Electricity Producers (0.0%†):
4,872	NRG Energy, Inc.	183,821

Industrial Conglomerates (0.4%):
20,840	3M Co.	4,015,451
816	Roper Technologies, Inc.	329,126

		4,344,577

Insurance (0.7%):
79	Alleghany Corp.*	49,477
12,719	Aon plc, Class A	2,926,769
385	Axis Capital Holdings, Ltd.	19,084
542	Brown & Brown, Inc.	24,775
823	Erie Indemnity Co., Class A	181,809
110	GoHealth, Inc., Class A*	1,286
1,122	Lincoln National Corp.	69,867
22,038	Marsh & McLennan Cos., Inc.	2,684,228
1,452	Primerica, Inc.	214,635
9,341	Progressive Corp. (The)	893,093
1,005	RenaissanceRe Holdings, Ltd.	161,051

		7,226,074

Interactive Media & Services (9.1%):
13,097	Alphabet, Inc., Class A*	27,012,824
12,680	Alphabet, Inc., Class C*	26,230,228
134,978	Facebook, Inc., Class A*	39,755,070
4,184	IAC/InterActive Corp.*	905,041
12,573	Match Group, Inc.*	1,727,279
18,716	Pinterest, Inc., Class A*	1,385,546
375	Zillow Group, Inc., Class A*	49,268
958	Zillow Group, Inc., Class C*^	124,195

		97,189,451

Internet & Direct Marketing Retail (7.8%):
23,852	Amazon.com, Inc.*	73,799,996
2,297	Booking Holdings, Inc.*	5,351,642
33,702	eBay, Inc.	2,063,910
6,628	Etsy, Inc.*	1,336,669
807	Expedia Group, Inc.*	138,901
567	Grubhub, Inc.*	34,020
3,593	Wayfair, Inc., Class A*	1,130,897

		83,856,035

IT Services (8.4%):
35,828	Accenture plc, Class C	9,897,485
7,241	Akamai Technologies, Inc.*	737,858
20,763	Automatic Data Processing, Inc.	3,913,203
2,045	BigCommerce Holdings, Inc.*	118,201
8,692	Black Knight, Inc.*	643,121
7,569	Booz Allen Hamilton Holding Corp.	609,532

Shares		Value
Common Stocks, continued
IT Services, continued
6,353	Broadridge Financial Solutions, Inc.	$972,644
257	CACI International, Inc., Class A*	63,392
2,296	Cognizant Technology Solutions Corp., Class A	179,363
291	CoreLogic, Inc.	23,062
2,971	EPAM Systems, Inc.*	1,178,566
4,530	Fastly, Inc., Class A*^	304,778
9,449	Fiserv, Inc.*	1,124,809
4,618	FleetCor Technologies, Inc.*	1,240,533
4,790	Gartner, Inc.*	874,414
4,213	Genpact, Ltd.	180,401
9,343	GoDaddy, Inc., Class A*	725,204
3,364	Jack Henry & Associates, Inc.	510,386
641	Leidos Holdings, Inc.	61,715
49,593	MasterCard, Inc., Class A	17,657,588
2,846	MongoDB, Inc.*	761,106
6,468	Okta, Inc.*	1,425,741
14,204	Paychex, Inc.	1,392,276
66,020	PayPal Holdings, Inc.*	16,032,297
479	Science Applications International Corp.	40,040
20,762	Square, Inc., Class A*	4,714,012
11,238	StoneCo, Ltd., Class A*	687,990
4,366	Switch, Inc., Class A	70,991
4,829	Teradata Corp.*	186,110
6,726	Twilio, Inc., Class A*	2,291,952
3,277	VeriSign, Inc.*	651,336
94,893	Visa, Inc., Class A	20,091,695
4,590	Western Union Co.	113,189
239	WEX, Inc.*	50,004

		89,524,994

Leisure Products (0.1%):
11,968	Mattel, Inc.*	238,403
3,525	Peloton Interactive, Inc., Class A*	396,351
384	Polaris, Inc.	51,264

		686,018

Life Sciences Tools & Services (1.5%):
3,299	10X Genomics, Inc., Class A*	597,119
4,393	Adaptive Biotechnologies Corp.*	176,862
1,527	Agilent Technologies, Inc.	194,143
27,355	Avantor, Inc.*	791,380
396	Berkeley Lights, Inc.*	19,891
2,051	Bio-Techne Corp.	783,338
2,413	Bruker Corp.	155,108
2,486	Charles River Laboratories International, Inc.*	720,517
8,243	Illumina, Inc.*	3,165,807
4,077	IQVIA Holdings, Inc.*	787,432
2,740	Maravai LifeSciences Holdings, Inc., Class A*^	97,654
1,217	Mettler-Toledo International, Inc.*	1,406,475
1,186	PerkinElmer, Inc.	152,152
7,716	PPD, Inc.*	291,973
3,004	PRA Health Sciences, Inc.*	460,603
1,471	Sotera Health Co.*	36,716
554	Syneos Health, Inc.*	42,021
13,038	Thermo Fisher Scientific, Inc.	5,950,283
213	Waters Corp.*	60,528

		15,890,002

Machinery (0.3%):
4,130	Allison Transmission Holdings, Inc.	168,628
840	Donaldson Co., Inc.	48,854
4,665	Graco, Inc.	334,107
7,824	Illinois Tool Works, Inc.	1,733,173
1,354	Lincoln Electric Holdings, Inc.	166,461

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Machinery, continued
2,646	Nordson Corp.	$525,707
5,220	Toro Co. (The)	538,391

		3,515,321

Media (0.6%):
12,808	Altice USA, Inc., Class A*	416,644
296	Cable One, Inc.	541,194
7,134	Charter Communications, Inc., Class A*	4,401,821
1,288	Liberty Media Corp.-Liberty SiriusXM, Class C*	56,814
549	Liberty Media Corp-Liberty SiriusXM, Class A*	24,200
1,677	Nexstar Media Group, Inc., Class A	235,501
39,023	Sirius XM Holdings, Inc.	237,650

		5,913,824

Metals & Mining (0.0%†):
2,620	Royal Gold, Inc.	281,964

Multiline Retail (0.3%):
13,776	Dollar General Corp.	2,791,293
6,144	Dollar Tree, Inc.*	703,242
2,708	Ollie’s Bargain Outlet Holdings, Inc.*	235,596

		3,730,131

Oil, Gas & Consumable Fuels (0.1%):
12,958	Cheniere Energy, Inc.*	933,105
1,324	Equitrans Midstream Corp.	10,804

		943,909

Personal Products (0.3%):
11,377	Estee Lauder Co., Inc. (The), Class A	3,309,000
875	Herbalife Nutrition, Ltd.*	38,815

		3,347,815

Pharmaceuticals (2.8%):
46,270	Bristol-Myers Squibb Co.	2,921,025
47,353	Eli Lilly & Co.	8,846,487
10,000	Horizon Therapeutics plc*	920,400
19,862	Johnson & Johnson	3,264,320
124,096	Merck & Co., Inc.	9,566,561
1,237	Reata Pharmaceuticals, Inc., Class A*	123,329
7,820	Royalty Pharma plc, Class A	341,108
24,195	Zoetis, Inc.	3,810,229

		29,793,459

Professional Services (0.6%):
2,190	CoStar Group, Inc.*	1,799,939
4,059	Dun & Bradstreet Holdings, Inc.*	96,645
4,988	Equifax, Inc.	903,476
12,084	IHS Markit, Ltd.	1,169,490
9,614	TransUnion	865,260
8,881	Verisk Analytics, Inc.	1,569,184

		6,403,994

Road & Rail (0.9%):
1,252	J.B. Hunt Transport Services, Inc.	210,424
1,636	Landstar System, Inc.	270,038
4,685	Old Dominion Freight Line, Inc.	1,126,321
59,565	Uber Technologies, Inc.*	3,246,888
19,284	Union Pacific Corp.	4,250,386

		9,104,057

Semiconductors & Semiconductor Equipment (6.5%):
62,603	Advanced Micro Devices, Inc.*	4,914,335
779	Allegro MicroSystems, Inc.*^	19,748
2,495	Analog Devices, Inc.	386,925
51,511	Applied Materials, Inc.	6,881,870
21,057	Broadcom, Inc.	9,763,289

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
7,204	Entegris, Inc.	$805,407
2,751	Inphi Corp.*	490,806
8,726	KLA Corp.	2,883,070
8,035	Lam Research Corp.	4,782,753
4,850	Maxim Integrated Products, Inc.	443,145
10,535	Microchip Technology, Inc.	1,635,243
2,320	MKS Instruments, Inc.	430,174
2,416	Monolithic Power Systems, Inc.	853,355
33,190	NVIDIA Corp.	17,721,137
63,280	Qualcomm, Inc.	8,390,295
2,728	SolarEdge Technologies, Inc.*	784,136
9,277	Teradyne, Inc.	1,128,825
25,725	Texas Instruments, Inc.	4,861,768
2,466	Universal Display Corp.	583,875
13,722	Xilinx, Inc.	1,700,156

		69,460,312

Software (17.2%):
1,331	2u, Inc.*	50,884
27,042	Adobe, Inc.*	12,854,956
3,093	Alteryx, Inc., Class A*	256,595
7,356	Anaplan, Inc.*	396,121
4,809	ANSYS, Inc.*	1,632,944
3,552	Aspen Technology, Inc.*	512,660
7,376	Atlassian Corp. plc, Class A*	1,554,566
8,208	Autodesk, Inc.*	2,274,847
4,544	Avalara, Inc.*	606,306
4,230	Bill.com Holdings, Inc.*	615,465
758	C3.ai, Inc., Class A*^	49,960
15,485	Cadence Design Systems, Inc.*	2,121,290
994	CDK Global, Inc.	53,736
4,623	Ceridian HCM Holding, Inc.*	389,580
1,852	Citrix Systems, Inc.	259,947
6,687	Cloudflare, Inc., Class A*	469,829
3,858	Coupa Software, Inc.*	981,784
6,345	Crowdstrike Holdings, Inc., Class A*	1,158,026
8,460	Datadog, Inc., Class A*	705,056
768	Datto Holding Corp.*	17,595
10,206	DocuSign, Inc.*	2,066,205
14,298	Dropbox, Inc., Class A*	381,185
3,390	Duck Creek Technologies, Inc.*^	153,025
10,097	Dynatrace, Inc.*	487,079
3,809	Elastic NV*	423,561
2,068	Everbridge, Inc.*	250,600
1,608	Fair Isaac Corp.*	781,568
3,182	FireEye, Inc.*	62,272
3,395	Five9, Inc.*	530,740
7,443	Fortinet, Inc.*	1,372,638
2,180	Globant SA*	452,590
849	Guidewire Software, Inc.*	86,284
2,316	HubSpot, Inc.*	1,051,950
14,165	Intuit, Inc.	5,426,045
869	Jamf Holding Corp.*	30,693
632	Jfrog, Ltd.*	28,042
3,284	Manhattan Associates, Inc.*	385,476
1,348	McAfee Corp.	30,654
5,182	Medallia, Inc.*	144,526
421,134	Microsoft Corp.	99,290,763
2,171	nCino, Inc.*	144,849
2,858	New Relic, Inc.*	175,710
30,387	NortonLifeLock, Inc.	646,028
11,216	Nutanix, Inc., Class A*	297,897
91,182	Oracle Corp.	6,398,241
3,743	Pagerduty, Inc.*	150,581
2,749	Paycom Software, Inc.*	1,017,295
2,197	Paylocity Holding Corp.*	395,086

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Software, continued
2,100	Pegasystems, Inc.	$240,114
6,991	Pluralsight, Inc., Class A*	156,179
3,190	Proofpoint, Inc.*	401,270
5,771	PTC, Inc.*	794,378
4,410	RealPage, Inc.*	384,552
4,421	RingCentral, Inc., Class A*	1,316,927
45,685	salesforce.com, Inc.*	9,679,281
10,932	ServiceNow, Inc.*	5,467,202
27,835	Slack Technologies, Inc., Class A*	1,130,936
6,276	Smartsheet, Inc.*	401,162
9,148	Splunk, Inc.*	1,239,371
2,694	SS&C Technologies Holdings, Inc.	188,230
7,882	Synopsys, Inc.*	1,953,002
2,320	The Trade Desk, Inc., Class A*	1,511,851
2,209	Tyler Technologies, Inc.*	937,787
1,367	Unity Software, Inc.*^	137,124
4,402	VMware, Inc., Class A*^	662,281
10,077	Workday, Inc., Class A*	2,503,429
6,420	Zendesk, Inc.*	851,420
9,843	Zoom Video Communications, Inc., Class A*	3,162,457
4,005	Zscaler, Inc.*	687,538

		183,430,221

Specialty Retail (2.9%):
767	AutoZone, Inc.*	1,077,098
2,282	Best Buy Co, Inc.	261,996
3,214	Burlington Stores, Inc.*	960,343
785	CarMax, Inc.*	104,138
3,099	Carvana Co.*	813,178
3,107	Five Below, Inc.*	592,785
5,301	Floor & Decor Holdings, Inc., Class A*	506,140
30,217	Home Depot, Inc. (The)	9,223,739
980	Leslie’s, Inc.*	24,000
41,291	Lowe’s Cos., Inc.	7,852,722
3,936	O’Reilly Automotive, Inc.*	1,996,536
1,468	Petco Health & Wellness Co., Inc.*^	32,531
15,872	Ross Stores, Inc.	1,903,212
54,567	TJX Cos., Inc. (The)	3,609,607
6,440	Tractor Supply Co.	1,140,395
2,778	Ulta Beauty, Inc.*	858,874
4,626	Vroom, Inc.*	180,368
700	Williams-Sonoma, Inc.	125,440

		31,263,102

Technology Hardware, Storage & Peripherals (10.2%):
891,006	Apple, Inc.	108,836,383
808	Dell Technologies, Inc., Class C*	71,225
6,578	NetApp, Inc.	478,023
7,584	Pure Storage, Inc., Class A*	163,360

		109,548,991

Textiles, Apparel & Luxury Goods (1.1%):
6,374	Lululemon Athletica, Inc.*	1,954,969
69,839	Nike, Inc., Class B	9,280,905
977	VF Corp.	78,082

		11,313,956

Thrifts & Mortgage Finance (0.0%†):
588	LendingTree, Inc.*	125,244
2,416	Rocket Cos., Inc., Class A	55,785

		181,029

Tobacco (0.2%):
45,601	Altria Group, Inc.	2,332,947

Trading Companies & Distributors (0.2%):
25,989	Fastenal Co.	1,306,727

Shares		Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,852	W.W. Grainger, Inc.	$742,522

		2,049,249

Total Common Stocks (Cost $479,178,218)		1,041,621,895

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
2,089,253	BlackRock Liquidity FedFund, Institutional Class , 0.07%(a)(b)	2,089,253

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,089,253)		2,089,253

Unaffiliated Investment Companies (2.5%):
Money Markets (2.5%):
26,738,218	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	26,738,218

Total Unaffiliated Investment Companies (Cost $26,738,218)		26,738,218

Total Investment Securities (Cost $508,005,689)—100.1%		1,070,449,366
Net other assets (liabilities)—(0.1)%		(1,012,400)

Net Assets—100.0%		$1,069,436,966

Percentages indicated are based on net assets as of March 31, 2021.

REIT	-	Real Estate Investment Trust

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $1,940,000.
† Represents less than 0.05%.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(b) The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Future Jun21	6/18/21	90	$23,561,550	$214,403
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	27	5,355,990	49,020

				$263,423

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (2.2%):
25,381	Boeing Co. (The)*	$6,465,048
1,461	BWX Technologies, Inc.	96,338
2,077	Curtiss-Wright Corp.	246,332
12,073	General Dynamics Corp.	2,191,974
489	HEICO Corp.	61,516
582	HEICO Corp., Class A	66,115
3,875	Hexcel Corp.*	217,000
18,636	Howmet Aerospace, Inc.*	598,775
1,662	Huntington Ingalls Industries, Inc.	342,123
9,980	L3harris Technologies, Inc.	2,022,746
567	Mercury Systems, Inc.*	40,059
589	Northrop Grumman Corp.	190,624
68,005	Raytheon Technologies Corp.	5,254,746
5,150	Spirit AeroSystems Holdings, Inc., Class A	250,548
1,712	Teledyne Technologies, Inc.*	708,169
10,747	Textron, Inc.	602,692
1,932	TransDigm Group, Inc.*	1,135,861
695	Virgin Galactic Holdings, Inc.*	21,288

		20,511,954

Air Freight & Logistics (0.7%):
5,216	C.H. Robinson Worldwide, Inc.	497,763
2,963	Expeditors International of Washington, Inc.	319,085
11,639	FedEx Corp.	3,305,942
11,600	United Parcel Service, Inc., Class B	1,971,884
4,037	XPO Logistics, Inc.*	497,762

		6,592,436

Airlines (0.6%):
5,742	Alaska Air Group, Inc.*	397,404
29,236	American Airlines Group, Inc.*	698,740
1,421	Copa Holdings SA, Class A*	114,803
30,420	Delta Air Lines, Inc.*	1,468,678
15,037	JetBlue Airways Corp.*	305,852
27,969	Southwest Airlines Co.*	1,707,787
14,630	United Airlines Holdings, Inc.*	841,810

		5,535,074

Auto Components (0.3%):
12,739	Aptiv plc*	1,756,708
10,123	BorgWarner, Inc.	469,302
11,897	Gentex Corp.	424,366
2,894	Lear Corp.	524,538

		3,174,914

Automobiles (0.7%):
185,404	Ford Motor Co.*	2,271,199
59,499	General Motors Co.*	3,418,812
7,078	Harley-Davidson, Inc.	283,828
2,573	Thor Industries, Inc.	346,686

		6,320,525

Banks (8.5%):
7,243	Associated Banc-Corp.	154,566
367,029	Bank of America Corp.	14,200,352
1,665	Bank of Hawaii Corp.	149,001
5,901	Bank OZK	241,056
1,465	BOK Financial Corp.	130,854
98,924	Citigroup, Inc.	7,196,721
20,350	Citizens Financial Group, Inc.	898,453
6,672	Comerica, Inc.	478,649
5,077	Commerce Bancshares, Inc.	388,949
2,838	Cullen/Frost Bankers, Inc.	308,661
6,880	East West Bancorp, Inc.	507,744
15,862	F.N.B. Corp.	201,447
33,890	Fifth Third Bancorp	1,269,180

Shares		Value
Common Stocks, continued
Banks, continued
282	First Citizens BancShares, Inc., Class A^	$235,687
5,774	First Hawaiian, Inc.	158,034
26,681	First Horizon Corp.	451,176
8,172	First Republic Bank	1,362,681
48,219	Huntington Bancshares, Inc.	758,003
143,813	JPMorgan Chase & Co.	21,892,653
46,576	KeyCorp	930,588
6,163	M&T Bank Corp.	934,372
5,389	PacWest Bancorp	205,590
19,920	People’s United Financial, Inc.	356,568
3,726	Pinnacle Financial Partners, Inc.	330,347
20,193	PNC Financial Services Group, Inc. (The)	3,542,054
3,859	Popular, Inc.	271,365
4,212	Prosperity Bancshares, Inc.	315,437
45,695	Regions Financial Corp.	944,059
2,632	Signature Bank	595,095
8,949	Sterling Bancorp	206,006
2,439	SVB Financial Group*	1,204,037
7,158	Synovus Financial Corp.	327,479
7,333	TCF Financial Corp.	340,691
64,170	Truist Financial Corp.	3,742,394
64,834	U.S. Bancorp	3,585,969
9,939	Umpqua Holdings Corp.	174,429
4,270	Webster Financial Corp.	235,320
180,411	Wells Fargo & Co.	7,048,658
4,747	Western Alliance Bancorp	448,307
2,622	Wintrust Financial Corp.	198,748
7,565	Zions Bancorp	415,772

		77,337,152

Beverages (1.1%):
312	Brown-Forman Corp., Class A	19,865
1,492	Brown-Forman Corp., Class B	102,903
76,146	Coca-Cola Co. (The)	4,013,656
7,590	Constellation Brands, Inc., Class C	1,730,520
32,504	Keurig Dr Pepper, Inc.	1,117,163
8,440	Molson Coors Brewing Co., Class B*	431,706
17,614	PepsiCo, Inc.	2,491,500

		9,907,313

Biotechnology (0.9%):
5,039	AbbVie, Inc.	545,321
2,377	Agios Pharmaceuticals, Inc.*	122,748
8,577	Alexion Pharmaceuticals, Inc.*	1,311,509
7,465	Alkermes plc*	139,446
5,022	Biogen, Inc.*	1,404,905
938	BioMarin Pharmaceutical, Inc.*	70,828
1,991	Bluebird Bio, Inc.*	60,029
840	Exact Sciences Corp.*	110,695
9,274	Exelixis, Inc.*	209,500
59,652	Gilead Sciences, Inc.	3,855,309
3,139	Ionis Pharmaceuticals, Inc.*	141,129
2,224	Sage Therapeutics, Inc.*	166,466
2,033	United Therapeutics Corp.*	340,060

		8,477,945

Building Products (0.9%):
6,418	A.O. Smith Corp.	433,921
1,483	Allegion plc	186,294
1,354	Armstrong World Industries, Inc.	121,982
3,431	AZEK Co., Inc. (The)*	144,274
26,349	Carrier Global Corp.	1,112,455
6,564	Fortune Brands Home & Security, Inc.	628,962
34,540	Johnson Controls International plc	2,061,002
1,611	Lennox International, Inc.	501,972

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Building Products, continued
12,006	Masco Corp.	$719,159
5,158	Owens Corning	475,000
11,343	Trane Technologies plc	1,877,947

		8,262,968

Capital Markets (4.4%):
2,155	Affiliated Managers Group, Inc.	321,160
5,608	Ameriprise Financial, Inc.	1,303,580
4,060	Apollo Global Management, Inc.	190,861
38,147	Bank of New York Mellon Corp. (The)	1,803,972
6,960	BlackRock, Inc., Class A+	5,247,562
5,173	Carlyle Group, Inc. (The)	190,159
4,050	Cboe Global Markets, Inc.	399,694
65,612	Charles Schwab Corp. (The)	4,276,590
16,926	CME Group, Inc.	3,456,797
1,892	Evercore, Inc., Class A	249,252
12,613	Franklin Resources, Inc.	373,345
15,781	Goldman Sachs Group, Inc.	5,160,387
3,470	Interactive Brokers Group, Inc., Class A	253,449
17,131	Intercontinental Exchange, Inc.	1,913,190
18,400	Invesco, Ltd.	464,048
25,767	KKR & Co., Inc., Class A	1,258,718
5,007	Lazard, Ltd., Class A	217,854
3,482	LPL Financial Holdings, Inc.	495,001
66,559	Morgan Stanley	5,168,972
177	Morningstar, Inc.	39,832
5,461	Nasdaq, Inc.	805,279
9,078	Northern Trust Corp.	954,189
5,933	Raymond James Financial, Inc.	727,148
4,719	S&P Global, Inc.	1,665,193
5,442	SEI Investments Co.	331,581
16,804	State Street Corp.	1,411,704
8,033	T. Rowe Price Group, Inc.	1,378,463
686	Tradeweb Markets, Inc., Class A	50,764

		40,108,744

Chemicals (3.1%):
9,184	Air Products & Chemicals, Inc.	2,583,827
5,447	Albemarle Corp.	795,861
2,768	Ashland Global Holdings, Inc.	245,715
9,883	Axalta Coating Systems, Ltd.*	292,339
2,401	Cabot Corp.	125,908
5,257	Celanese Corp.	787,551
9,979	CF Industries Holdings, Inc.	452,847
8,088	Chemours Co. (The)	225,736
35,619	Corteva, Inc.	1,660,558
35,293	Dow, Inc.	2,256,634
25,602	DuPont de Nemours, Inc.	1,978,523
6,402	Eastman Chemical Co.	704,988
9,502	Ecolab, Inc.	2,034,093
10,118	Element Solutions, Inc.	185,058
4,962	FMC Corp.	548,847
9,236	Huntsman Corp.	266,274
11,857	International Flavors & Fragrances, Inc.	1,655,356
24,900	Linde plc	6,975,486
12,192	Lyondellbasell Industries NV	1,268,578
16,723	Mosaic Co. (The)	528,614
29	NewMarket Corp.	11,025
6,472	Olin Corp.	245,742
11,228	PPG Industries, Inc.	1,687,119
988	RPM International, Inc.	90,748
165	Scotts Miracle-Gro Co. (The)	40,420
8,913	Valvoline, Inc.	232,362
1,570	W.R. Grace & Co.	93,980

Shares		Value
Common Stocks, continued
Chemicals, continued
1,591	Westlake Chemical Corp.	$141,265

		28,115,454

Commercial Services & Supplies (0.5%):
6,255	ADT, Inc.	52,792
455	Cintas Corp.	155,296
2,529	Clean Harbors, Inc.*	212,588
1,060	Driven Brands Holdings, Inc.*	26,945
4,809	IAA, Inc.*	265,168
1,363	MSA Safety, Inc.	204,477
10,001	Republic Services, Inc., Class A	993,599
1,551	Rollins, Inc.	53,386
4,313	Stericycle, Inc.*	291,171
17,414	Waste Management, Inc.	2,246,754

		4,502,176

Communications Equipment (1.5%):
473	Arista Networks, Inc.*	142,794
7,363	Ciena Corp.*	402,903
201,759	Cisco Systems, Inc.	10,432,958
8,387	CommScope Holding Co., Inc.*	128,824
2,683	EchoStar Corp., Class A*	64,392
2,900	F5 Networks, Inc.*	604,998
15,881	Juniper Networks, Inc.	402,266
3,186	Lumentum Holdings, Inc.*	291,041
7,277	Motorola Solutions, Inc.	1,368,440
65	Ubiquiti, Inc.	19,390
2,771	ViaSat, Inc.*	133,202

		13,991,208

Construction & Engineering (0.2%):
6,552	AECOM*	420,049
5,906	Jacobs Engineering Group, Inc.	763,469
5,236	Quanta Services, Inc.	460,663
1,039	Valmont Industries, Inc.	246,939

		1,891,120

Construction Materials (0.3%):
2,057	Eagle Materials, Inc., Class A	276,481
2,932	Martin Marietta Materials, Inc.	984,624
6,261	Vulcan Materials Co.	1,056,544

		2,317,649

Consumer Finance (1.2%):
18,023	Ally Financial, Inc.	814,820
31,180	American Express Co.	4,410,099
21,564	Capital One Financial Corp.	2,743,588
444	Credit Acceptance Corp.*	159,942
14,592	Discover Financial Services	1,386,094
3,310	OneMain Holdings, Inc.	177,813
3,201	Santander Consumer USA Holdings, Inc.	86,619
14,061	SLM Corp.	252,676
27,739	Synchrony Financial	1,127,868
377	Upstart Holdings, Inc.*	48,580

		11,208,099

Containers & Packaging (0.6%):
64,473	Amcor plc	753,045
3,109	AptarGroup, Inc.	440,452
845	Ardagh Group SA	21,471
2,376	Avery Dennison Corp.	436,352
1,140	Ball Corp.	96,604
4,352	Berry Global Group, Inc.*	267,213
5,464	Crown Holdings, Inc.	530,227
10,566	Graphic Packaging Holding Co.	191,879
18,534	International Paper Co.	1,002,133
4,425	Packaging Corp. of America	595,074
7,453	Sealed Air Corp.	341,496
3,458	Silgan Holdings, Inc.	145,340

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Containers & Packaging, continued
4,705	Sonoco Products Co.	$297,826
12,151	WestRock Co.	632,460

		5,751,572

Distributors (0.1%):
6,612	Genuine Parts Co.	764,281
14,324	LKQ Corp.*	606,335

		1,370,616

Diversified Consumer Services (0.2%):
822	Bright Horizons Family Solutions, Inc.*	140,932
3,358	Frontdoor, Inc.*	180,493
178	Graham Holdings Co., Class B	100,114
2,204	Grand Canyon Education, Inc.*	236,048
3,198	H&R Block, Inc.	69,716
7,841	Service Corp. International	400,283
6,295	Terminix Global Holdings, Inc.*	300,083

		1,427,669

Diversified Financial Services (2.6%):
89,466	Berkshire Hathaway, Inc., Class B*	22,855,880
18,865	Equitable Holdings, Inc.	615,376
10,036	Jefferies Financial Group, Inc.	302,084
5,888	Voya Financial, Inc.	374,712

		24,148,052

Diversified Telecommunication Services (2.5%):
339,226	AT&T, Inc.	10,268,371
51,989	Lumen Technologies, Inc.	694,053
197,022	Verizon Communications, Inc.	11,456,829

		22,419,253

Electric Utilities (3.1%):
11,924	Alliant Energy Corp.	645,804
23,672	American Electric Power Co., Inc.	2,005,019
2,588	Avangrid, Inc.	128,908
35,015	Duke Energy Corp.	3,379,998
16,896	Edison International	990,106
9,693	Entergy Corp.	964,163
10,783	Evergy, Inc.	641,912
16,349	Eversource Energy	1,415,660
46,445	Exelon Corp.	2,031,504
25,548	FirstEnergy Corp.	886,260
4,944	Hawaiian Electric Industries, Inc.	219,662
2,500	IDACORP, Inc.	249,925
93,294	NextEra Energy, Inc.	7,053,959
9,492	OGE Energy Corp.	307,161
63,771	PG&E Corp.*	746,759
5,501	Pinnacle West Capital Corp.	447,506
36,342	PPL Corp.	1,048,103
50,214	Southern Co. (The)	3,121,302
25,016	Xcel Energy, Inc.	1,663,814

		27,947,525

Electrical Equipment (1.0%):
1,725	Acuity Brands, Inc.	284,625
10,849	AMETEK, Inc.	1,385,743
3,858	Array Technologies, Inc.*	115,046
18,990	Eaton Corp. plc	2,625,937
28,340	Emerson Electric Co.	2,556,835
287	Generac Holdings, Inc.*	93,978
7,894	GrafTech International, Ltd.	96,544
2,592	Hubbell, Inc.	484,419
7,156	nVent Electric plc	199,724
2,054	Regal-Beloit Corp.	293,065
2,857	Rockwell Automation, Inc.	758,362
7,431	Sensata Technologies Holding plc*	430,626

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
3,698	Shoals Technologies Group, Inc., Class A*	$128,616

		9,453,520

Electronic Equipment, Instruments & Components (0.8%):
11,307	Amphenol Corp., Class A	745,923
3,549	Arrow Electronics, Inc.*	393,300
4,510	Avnet, Inc.	187,210
221	Coherent, Inc.*	55,889
35,607	Corning, Inc.	1,549,261
2,536	Dolby Laboratories, Inc., Class A	250,354
6,267	FLIR Systems, Inc.	353,897
1,615	IPG Photonics Corp.*	340,668
6,028	Jabil, Inc.	314,420
5,869	Keysight Technologies, Inc.*	841,615
1,211	Littlelfuse, Inc.	320,237
5,962	National Instruments Corp.	257,469
1,902	SYNNEX Corp.	218,426
12,074	Trimble, Inc.*	939,236
6,942	Vontier Corp.*	210,134
195	Zebra Technologies Corp., Class A*	94,610

		7,072,649

Energy Equipment & Services (0.4%):
31,143	Baker Hughes Co.	673,000
42,283	Halliburton Co.	907,393
4,434	Helmerich & Payne, Inc.	119,541
18,181	NOV, Inc.*	249,443
66,407	Schlumberger, Ltd.	1,805,607

		3,754,984

Entertainment (2.2%):
21,980	Activision Blizzard, Inc.	2,044,140
11,710	Electronic Arts, Inc.	1,585,183
1,395	Liberty Media Corp-Liberty Formula One, Class A*	53,317
9,391	Liberty Media Corp-Liberty Formula One, Class C*	406,536
2,375	Lions Gate Entertainment Corp., Class A*	35,506
6,558	Lions Gate Entertainment Corp., Class B*	84,598
986	Madison Square Garden Entertainment Corp.*	80,655
891	Madison Square Garden Sports Corp., Class A*	159,899
1,530	Playtika Holding Corp.*	41,631
471	Take-Two Interactive Software, Inc.*	83,226
85,913	Walt Disney Co. (The)*	15,852,667
8,763	Zynga, Inc.*	89,470

		20,516,828

Equity Real Estate Investment Trusts (4.1%):
6,441	Alexandria Real Estate Equities, Inc.	1,058,256
6,348	American Campus Communities, Inc.	274,043
13,364	American Homes 4 Rent, Class A	445,556
9,888	Americold Realty Trust	380,391
7,341	Apartment Income REIT Corp.	313,901
8,215	Apartment Investment and Management Co.	50,440
9,878	Apple Hospitality REIT, Inc.	143,922
6,652	AvalonBay Communities, Inc.	1,227,361
7,389	Boston Properties, Inc.	748,210
7,415	Brandywine Realty Trust	95,728
14,529	Brixmor Property Group, Inc.	293,922
4,333	Camden Property Trust	476,240
731	Coresite Realty Corp.	87,610
4,974	Corporate Office Properties Trust	130,965

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
7,440	Cousins Properties, Inc.	$263,004
1,381	Crown Castle International Corp.	237,712
9,131	CubeSmart	345,426
5,952	Cyrusone, Inc.	403,069
13,282	Digital Realty Trust, Inc.	1,870,637
7,603	Douglas Emmett, Inc.	238,734
17,321	Duke Realty Corp.	726,270
8,160	Empire State Realty Trust, Inc., Class A	90,821
3,337	EPR Properties	155,471
5,323	Equity Commonwealth	147,979
4,761	Equity Lifestyle Properties, Inc.	302,990
17,404	Equity Residential	1,246,649
3,143	Essex Property Trust, Inc.	854,393
1,785	Extra Space Storage, Inc.	236,602
3,635	Federal Realty Investment Trust	368,771
6,209	First Industrial Realty Trust, Inc.	284,310
10,241	Gaming and Leisure Properties, Inc.	434,526
10,910	Healthcare Trust of America, Inc., Class A	300,898
25,957	Healthpeak Properties, Inc.	823,875
4,835	Highwoods Properties, Inc.	207,615
32,595	Host Hotels & Resorts, Inc.*	549,226
6,934	Hudson Pacific Properties, Inc.	188,119
26,951	Invitation Homes, Inc.	862,163
5,602	Iron Mountain, Inc.	207,330
5,661	JBG SMITH Properties	179,963
5,505	Kilroy Realty Corp.	361,293
19,703	Kimco Realty Corp.	369,431
4,148	Lamar Advertising Co., Class A	389,580
3,488	Life Storage, Inc.	299,794
27,634	Medical Properties Trust, Inc.	588,052
5,418	Mid-America Apartment Communities, Inc.	782,143
8,221	National Retail Properties, Inc.	362,299
10,913	Omega Healthcare Investors, Inc.	399,743
7,522	Outfront Media, Inc.*	164,205
10,557	Paramount Group, Inc.	106,942
11,704	Parks Hotels & Resorts, Inc.*	252,572
35,030	ProLogis, Inc.	3,713,180
2,499	Public Storage, Inc.	616,653
6,475	Rayonier, Inc.	208,819
17,292	Realty Income Corp.	1,098,042
8,112	Regency Centers Corp.	460,032
5,770	Rexford Industrial Realty, Inc.	290,808
4,519	SBA Communications Corp.	1,254,248
3,366	Simon Property Group, Inc.	382,950
3,409	SL Green Realty Corp.	238,596
5,100	Spirit Realty Capital, Inc.	216,750
11,743	STORE Capital Corp.	393,391
4,963	Sun Communities, Inc.	744,649
13,770	UDR, Inc.	603,952
17,608	Ventas, Inc.	939,211
10,186	VEREIT, Inc.	393,383
25,312	VICI Properties, Inc.	714,811
8,396	Vornado Realty Trust	381,094
5,262	Weingarten Realty Investors	141,600
19,896	Welltower, Inc.	1,425,151
35,439	Weyerhaeuser Co.	1,261,628
8,203	WP Carey, Inc.	580,444

		37,388,544

Food & Staples Retailing (1.6%):
4,099	Albertsons Cos., Inc., Class A^	78,168
1,775	Casey’s General Stores, Inc.	383,737
2,493	Costco Wholesale Corp.	878,733
1,808	Grocery Outlet Holding Corp.*	66,697

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
35,753	Kroger Co. (The)	$1,286,750
880	Sprouts Farmers Market, Inc.*	23,426
6,616	Sysco Corp.	520,944
10,716	US Foods Holding Corp.*	408,494
34,471	Walgreens Boots Alliance, Inc.	1,892,458
66,211	Walmart, Inc.	8,993,440

		14,532,847

Food Products (1.7%):
26,156	Archer-Daniels-Midland Co.	1,490,892
581	Beyond Meat, Inc.*^	75,600
6,601	Bunge, Ltd.	523,261
4,736	Campbell Soup Co.	238,079
23,561	Conagra Brands, Inc.	885,894
9,399	Flowers Foods, Inc.	223,696
28,878	General Mills, Inc.	1,770,799
3,928	Hain Celestial Group, Inc. (The)*	171,261
1,691	Hershey Co. (The)	267,449
13,076	Hormel Foods Corp.	624,771
3,094	Ingredion, Inc.	278,212
5,172	JM Smucker Co. (The)	654,413
7,762	Kellogg Co.	491,335
30,756	Kraft Heinz Co. (The)	1,230,240
5,399	Lamb Weston Holdings, Inc.	418,314
5,430	McCormick & Co.	484,139
66,076	Mondelez International, Inc., Class A	3,867,428
1,888	Pilgrim’s Pride Corp.*	44,915
3,011	Post Holdings, Inc.*	318,323
14	Seaboard Corp.	51,660
2,738	TreeHouse Foods, Inc.*	143,033
13,539	Tyson Foods, Inc., Class A	1,005,948

		15,259,662

Gas Utilities (0.1%):
5,803	Atmos Energy Corp.	573,626
4,030	National Fuel Gas Co.	201,460
10,083	UGI Corp.	413,504

		1,188,590

Health Care Equipment & Supplies (4.0%):
50,710	Abbott Laboratories	6,077,086
14,023	Baxter International, Inc.	1,182,700
13,655	Becton Dickinson & Co.	3,320,213
68,134	Boston Scientific Corp.*	2,633,379
2,068	Cooper Cos., Inc. (The)	794,298
29,831	Danaher Corp.	6,714,361
10,207	Dentsply Sirona, Inc.	651,309
7,430	Envista Holdings Corp.*	303,144
3,587	Globus Medical, Inc., Class A*	221,210
2,700	Hill-Rom Holdings, Inc.	298,296
3,648	Hologic, Inc.*	271,338
672	ICU Medical, Inc.*	138,056
3,469	Integra LifeSciences Holdings Corp.*	239,673
63,953	Medtronic plc	7,554,768
3,788	Steris plc	721,538
11,127	Stryker Corp.	2,710,315
422	Tandem Diabetes Care, Inc.*	37,242
826	Teleflex, Inc.	343,170
3,801	Varian Medical Systems, Inc.*	670,991
9,880	Zimmer Biomet Holdings, Inc.	1,581,590

		36,464,677

Health Care Providers & Services (2.5%):
4,234	Acadia Healthcare Co., Inc.*	241,931
3,709	AmerisourceBergen Corp.	437,922
8,816	Anthem, Inc.	3,164,503
19,265	Centene Corp.*	1,231,226
11,906	Cigna Corp.	2,878,156
62,291	CVS Health Corp.	4,686,152

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
2,884	DaVita, Inc.*	$310,809
2,771	Encompass Health Corp.	226,945
6,076	HCA Healthcare, Inc.	1,144,354
6,625	Henry Schein, Inc.*	458,715
3,782	Humana, Inc.	1,585,603
4,348	Laboratory Corp. of America Holdings*	1,108,870
1,954	McKesson Corp.	381,108
864	Molina Healthcare, Inc.*	201,969
1,839	Oak Street Health, Inc.*^	99,803
5,742	Premier, Inc., Class A	194,367
6,451	Quest Diagnostics, Inc.	827,921
7,560	UnitedHealth Group, Inc.	2,812,849
3,429	Universal Health Services, Inc., Class B	457,394

		22,450,597

Health Care Technology (0.0%†):
1,027	American Well Corp., Class A*	17,839
729	Certara, Inc.*	19,902
3,584	Change Healthcare, Inc.*	79,206
396	Teladoc Health, Inc.*	71,973

		188,920

Hotels, Restaurants & Leisure (2.5%):
11,004	Aramark	415,731
28,529	Carnival Corp., Class A*	757,160
1,604	Choice Hotels International, Inc.	172,093
6,201	Darden Restaurants, Inc.	880,542
8,154	Extended Stay America, Inc.	161,041
12,987	Hilton Worldwide Holdings, Inc.*	1,570,388
1,613	Hyatt Hotels Corp., Class A*	133,395
8,949	Las Vegas Sands Corp.*	543,741
12,822	Marriott International, Inc., Class A*	1,899,066
30,437	McDonald’s Corp.	6,822,149
22,419	MGM Resorts International	851,698
17,659	Norwegian Cruise Line Holdings, Ltd.*	487,212
1,569	Planet Fitness, Inc., Class A*	121,284
9,287	Royal Caribbean Cruises, Ltd.*	795,060
3,597	Six Flags Entertainment Corp.*	167,153
23,501	Starbucks Corp.	2,567,954
4,110	Travel + Leisure Co.	251,368
1,736	Vail Resorts, Inc.*	506,322
4,200	Wyndham Hotels & Resorts, Inc.	293,076
3,780	Wynn Resorts, Ltd.*	473,899
17,682	Yum China Holdings, Inc.	1,046,951
13,169	Yum! Brands, Inc.	1,424,622

		22,341,905

Household Durables (0.8%):
15,564	D.R. Horton, Inc.	1,387,064
7,216	Garmin, Ltd.	951,430
6,173	Leggett & Platt, Inc.	281,797
12,666	Lennar Corp., Class A	1,282,179
928	Lennar Corp., Class B	76,411
2,809	Mohawk Industries, Inc.*	540,199
18,561	Newell Brands, Inc.	497,064
142	NVR, Inc.*	668,952
12,909	PulteGroup, Inc.	676,948
2,052	Tempur Sealy International, Inc.	75,021
5,001	Toll Brothers, Inc.	283,707
2,883	Whirlpool Corp.	635,269

		7,356,041

Household Products (1.6%):
1,760	Clorox Co. (The)	339,469
40,191	Colgate-Palmolive Co.	3,168,257
846	Energizer Holdings, Inc.	40,151

Shares		Value
Common Stocks, continued
Household Products, continued
16,170	Kimberly-Clark Corp.	$2,248,438
63,960	Procter & Gamble Co. (The)	8,662,103
1,633	Reynolds Consumer Products, Inc.	48,631
1,918	Spectrum Brands Holdings, Inc.	163,030

		14,670,079

Independent Power and Renewable Electricity Producers (0.2%):
31,092	AES Corp. (The)	833,576
7,504	NRG Energy, Inc.	283,126
22,666	Vistra Corp.	400,735

		1,517,437

Industrial Conglomerates (1.8%):
9,118	3M Co.	1,756,856
2,425	Carlisle Cos., Inc.	399,107
414,155	General Electric Co.	5,437,855
33,329	Honeywell International, Inc.	7,234,726
4,283	Roper Technologies, Inc.	1,727,505

		16,556,049

Insurance (3.5%):
32,334	Aflac, Inc.	1,654,854
598	Alleghany Corp.*	374,521
14,460	Allstate Corp. (The)	1,661,454
3,462	American Financial Group, Inc.	395,014
41,047	American International Group, Inc.	1,896,782
412	American National Group , Inc.	44,442
18,584	Arch Capital Group, Ltd.*	713,068
9,050	Arthur J. Gallagher & Co.	1,129,169
2,845	Assurant, Inc.	403,336
3,729	Assured Guaranty, Ltd.	157,662
5,284	Athene Holding, Ltd., Class A*	266,314
3,479	Axis Capital Holdings, Ltd.	172,454
4,040	Brighthouse Financial, Inc.*	178,770
10,421	Brown & Brown, Inc.	476,344
21,411	Chubb, Ltd.	3,382,296
7,189	Cincinnati Financial Corp.	741,114
1,566	CNA Financial Corp.	69,891
496	Erie Indemnity Co., Class A	109,571
1,925	Everest Re Group, Ltd.	477,034
12,987	Fidelity National Financial, Inc.	528,051
5,046	First American Financial Corp.	285,856
4,874	Globe Life, Inc.	470,975
2,035	GoHealth, Inc., Class A*	23,789
1,806	Hanover Insurance Group, Inc. (The)	233,805
16,889	Hartford Financial Services Group, Inc. (The)	1,128,016
2,863	Kemper Corp.	228,238
1,547	Lemonade, Inc.*^	144,072
8,187	Lincoln National Corp.	509,805
10,424	Loews Corp.	534,543
639	Markel Corp.*	728,217
5,290	Marsh & McLennan Cos., Inc.	644,322
1,113	Mercury General Corp.	67,682
35,727	MetLife, Inc.	2,171,844
13,057	Old Republic International Corp.	285,165
766	Primerica, Inc.	113,230
12,913	Principal Financial Group, Inc.	774,263
19,815	Progressive Corp. (The)	1,894,512
18,881	Prudential Financial, Inc.	1,720,059
3,230	Reinsurance Group of America, Inc.	407,142
1,573	RenaissanceRe Holdings, Ltd.	252,073
12,025	Travelers Cos., Inc. (The)	1,808,560
9,346	Unum Group	260,099
145	White Mountains Insurance Group, Ltd.	161,661
6,118	Willis Towers Watson plc	1,400,288

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
6,452	WR Berkley Corp.	$486,158

		31,566,515

Interactive Media & Services (1.9%):
3,199	Alphabet, Inc., Class A*	6,598,001
3,083	Alphabet, Inc., Class C*	6,377,586
3,422	Pinterest, Inc., Class A*	253,331
4,897	TripAdvisor, Inc.*	263,410
37,083	Twitter, Inc.*	2,359,591
2,561	Zillow Group, Inc., Class A*	336,464
6,031	Zillow Group, Inc., Class C*^	781,859

		16,970,242

Internet & Direct Marketing Retail (0.2%):
2,607	eBay, Inc.	159,653
5,800	Expedia Group, Inc.*	998,296
3,838	Grubhub, Inc.*	230,280
18,874	Qurate Retail, Inc., Class A	221,958
323	Wayfair, Inc., Class A*	101,664

		1,711,851

IT Services (2.5%):
1,266	Akamai Technologies, Inc.*	129,005
2,229	Alliance Data Systems Corp.	249,849
6,084	Amdocs, Ltd.	426,793
2,851	Automatic Data Processing, Inc.	537,328
402	BigCommerce Holdings, Inc.*	23,236
1,022	CACI International, Inc., Class A*	252,087
23,662	Cognizant Technology Solutions Corp., Class A	1,848,475
2,075	Concentrix Corp.*	310,669
3,203	CoreLogic, Inc.	253,838
12,138	DXC Technology Co.*	379,434
2,428	Euronet Worldwide, Inc.*	335,792
29,404	Fidelity National Information Services, Inc.	4,134,496
19,254	Fiserv, Inc.*	2,291,996
5,512	Genpact, Ltd.	236,024
14,173	Global Payments, Inc.	2,856,993
42,163	International Business Machines Corp.	5,618,641
742	Jack Henry & Associates, Inc.	112,576
5,771	Leidos Holdings, Inc.	555,632
3,142	Paychex, Inc.	307,979
15,250	Sabre Corp.*	225,852
2,467	Science Applications International Corp.	206,217
1,139	Teradata Corp.*	43,897
1,139	Twilio, Inc., Class A*	388,126
1,986	VeriSign, Inc.*	394,737
15,704	Western Union Co.	387,261
1,951	WEX, Inc.*	408,188

		22,915,121

Leisure Products (0.3%):
3,756	Brunswick Corp.	358,210
6,035	Hasbro, Inc.	580,084
5,805	Mattel, Inc.*	115,636
9,143	Peloton Interactive, Inc., Class A*	1,028,039
2,447	Polaris, Inc.	326,674

		2,408,643

Life Sciences Tools & Services (1.0%):
13,171	Agilent Technologies, Inc.	1,674,561
455	Berkeley Lights, Inc.*	22,855
1,003	Bio-Rad Laboratories, Inc., Class A*	572,884
120	Bio-Techne Corp.	45,832
2,728	Bruker Corp.	175,356
311	Charles River Laboratories International, Inc.*	90,137

Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
5,632	IQVIA Holdings, Inc.*	$1,087,764
778	Maravai LifeSciences Holdings, Inc., Class A*^	27,728
79	Mettler-Toledo International, Inc.*	91,300
4,214	PerkinElmer, Inc.	540,614
1,125	PPD, Inc.*	42,570
525	PRA Health Sciences, Inc.*	80,498
10,715	Qiagen NV*^	521,713
875	Sotera Health Co.*	21,840
3,419	Syneos Health, Inc.*	259,331
7,772	Thermo Fisher Scientific, Inc.	3,546,985
2,689	Waters Corp.*	764,133

		9,566,101

Machinery (3.4%):
2,965	AGCO Corp.	425,922
2,213	Allison Transmission Holdings, Inc.	90,357
25,787	Caterpillar, Inc.	5,979,232
4,615	Colfax Corp.*	202,183
2,267	Crane Co.	212,894
6,984	Cummins, Inc.	1,809,624
13,407	Deere & Co.	5,016,095
5,321	Donaldson Co., Inc.	309,469
6,800	Dover Corp.	932,484
6,534	Flowserve Corp.	253,585
13,978	Fortive Corp.	987,406
2,489	Gates Industrial Corp. plc*	39,799
3,835	Graco, Inc.	274,663
3,571	IDEX Corp.	747,482
8,333	Illinois Tool Works, Inc.	1,845,926
16,472	Ingersoll-Rand, Inc.*	810,587
4,041	ITT, Inc.	367,367
1,596	Lincoln Electric Holdings, Inc.	196,212
2,645	Middleby Corp. (The)*	438,409
452	Nordson Corp.	89,803
3,209	Oshkosh Corp.	380,780
19,385	Otis Worldwide Corp.	1,326,903
16,123	PACCAR, Inc.	1,498,149
6,092	Parker Hannifin Corp.	1,921,600
8,059	Pentair plc	502,237
2,537	Snap-On, Inc.	585,387
7,347	Stanley Black & Decker, Inc.	1,466,975
3,086	Timken Co.	250,491
579	Toro Co. (The)	59,718
3,847	Trinity Industries, Inc.	109,601
8,773	Wabtec Corp.	694,471
2,643	Woodward, Inc.	318,825
8,665	Xylem, Inc.	911,385

		31,056,021

Marine (0.0%†):
2,656	Kirby Corp.*	160,104

Media (2.2%):
654	Charter Communications, Inc., Class A*	403,531
215,242	Comcast Corp., Class A	11,646,745
14,711	Discovery Communications, Inc., Class C*	542,689
7,401	Discovery, Inc., Class A*	321,647
11,797	DISH Network Corp., Class A*	427,051
15,502	Fox Corp., Class A	559,777
7,986	Fox Corp., Class B	278,951
18,170	Interpublic Group of Cos., Inc. (The)	530,564
1,925	John Wiley & Sons, Inc., Class A	104,335
1,380	Liberty Broadband Corp., Class A*	200,307
7,395	Liberty Broadband Corp., Class C*	1,110,359

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
7,328	Liberty Media Corp.-Liberty SiriusXM, Class C*	$323,238
3,453	Liberty Media Corp-Liberty SiriusXM, Class A*	152,208
7,754	New York Times Co. (The), Class A	392,508
18,425	News Corp., Class A	468,548
6,593	News Corp., Class B	154,672
703	Nexstar Media Group, Inc., Class A	98,722
10,191	Omnicom Group, Inc.	755,663
21,520	Sirius XM Holdings, Inc.	131,057
519	ViacomCBS, Inc., Class A	24,481
25,789	ViacomCBS, Inc., Class B	1,163,084

		19,790,137

Metals & Mining (0.8%):
68,869	Freeport-McMoRan, Inc.*	2,267,856
38,258	Newmont Corp.	2,305,810
14,393	Nucor Corp.	1,155,326
2,985	Reliance Steel & Aluminum Co.	454,586
817	Royal Gold, Inc.	87,925
4,034	Southern Copper Corp.	273,788
9,531	Steel Dynamics, Inc.	483,793

		7,029,084

Mortgage Real Estate Investment Trusts (0.2%):
26,220	AGNC Investment Corp.	439,447
68,645	Annaly Capital Management, Inc.	590,347
19,510	New Residential Investment Corp.	219,487
12,440	Starwood Property Trust, Inc.	307,766

		1,557,047

Multiline Retail (0.7%):
5,766	Dollar Tree, Inc.*	659,976
7,464	Kohl’s Corp.	444,929
5,134	Nordstrom, Inc.*	194,425
325	Ollie’s Bargain Outlet Holdings, Inc.*	28,275
23,797	Target Corp.	4,713,472

		6,041,077

Multi-Utilities (1.4%):
11,510	Ameren Corp.	936,454
23,833	CenterPoint Energy, Inc.	539,817
13,313	CMS Energy Corp.	815,022
15,908	Consolidated Edison, Inc.	1,189,918
38,880	Dominion Energy, Inc.	2,953,325
9,113	DTE Energy Co.	1,213,305
9,835	MDU Resources Group, Inc.	310,884
18,553	NiSource, Inc.	447,313
24,050	Public Service Enterprise Group, Inc.	1,448,051
13,872	Sempra Energy	1,839,150
15,024	WEC Energy Group, Inc.	1,406,096

		13,099,335

Oil, Gas & Consumable Fuels (4.6%):
12,777	Antero Midstream Corp.	115,376
17,961	APA Corp.	321,502
18,834	Cabot Oil & Gas Corp.	353,703
91,559	Chevron Corp.	9,594,468
4,583	Cimarex Energy Co.	272,184
64,826	ConocoPhillips	3,433,833
3,278	Continental Resources, Inc.*^	84,802
27,911	Devon Energy Corp.	609,855
7,988	Diamondback Energy, Inc.	587,038
27,859	EOG Resources, Inc.	2,020,613
12,740	EQT Corp.*	236,709
17,049	Equitrans Midstream Corp.	139,120
201,251	Exxon Mobil Corp.	11,235,843
13,085	Hess Corp.	925,895
7,390	HollyFrontier Corp.	264,414
92,514	Kinder Morgan, Inc.	1,540,358

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
37,950	Marathon Oil Corp.	$405,306
30,824	Marathon Petroleum Corp.	1,648,776
6,327	Murphy Oil Corp.	103,826
39,775	Occidental Petroleum Corp.	1,058,811
20,905	ONEOK, Inc.	1,059,047
20,784	Phillips 66	1,694,727
9,620	Pioneer Natural Resources Co.	1,527,848
11,028	Targa Resources Corp.	350,139
19,406	Valero Energy Corp.	1,389,470
57,963	Williams Cos., Inc.	1,373,144

		42,346,807

Personal Products (0.1%):
12,968	Coty, Inc., Class A*	116,842
1,113	Estee Lauder Co., Inc. (The), Class A	323,716
3,523	Herbalife Nutrition, Ltd.*	156,280
2,277	Nu Skin Enterprises, Inc., Class A	120,431

		717,269

Pharmaceuticals (4.0%):
68,774	Bristol-Myers Squibb Co.	4,341,703
7,604	Catalent, Inc.*	800,777
21,637	Elanco Animal Health, Inc.*	637,210
750	Horizon Therapeutics plc*	69,030
2,620	Jazz Pharmaceuticals plc*	430,649
108,681	Johnson & Johnson	17,861,722
15,066	Merck & Co., Inc.	1,161,438
8,285	Nektar Therapeutics*	165,700
6,335	Perrigo Co. plc	256,378
264,549	Pfizer, Inc.	9,584,610
185	Reata Pharmaceuticals, Inc., Class A*	18,445
8,499	Royalty Pharma plc, Class A	370,726
57,137	Viatris, Inc.*	798,197
2,195	Zoetis, Inc.	345,669

		36,842,254

Professional Services (0.3%):
2,773	Dun & Bradstreet Holdings, Inc.*	66,025
1,432	Equifax, Inc.	259,378
1,573	FTI Consulting, Inc.*	220,393
8,717	IHS Markit, Ltd.	843,631
2,848	ManpowerGroup, Inc.	281,667
17,048	Nielsen Holdings plc	428,757
5,364	Robert Half International, Inc.	418,768
944	TransUnion	84,960

		2,603,579

Real Estate Management & Development (0.2%):
15,773	CBRE Group, Inc., Class A*	1,247,802
1,783	Howard Hughes Corp. (The)*	169,617
2,470	Jones Lang LaSalle, Inc.*	442,229

		1,859,648

Road & Rail (1.6%):
425	AMERCO, Inc.	260,355
36,359	CSX Corp.	3,505,735
2,926	J.B. Hunt Transport Services, Inc.	491,773
4,258	Kansas City Southern	1,123,771
6,217	Knight-Swift Transportation Holdings, Inc.	298,975
400	Landstar System, Inc.	66,024
12,021	Lyft, Inc., Class A*	759,487
11,933	Norfolk Southern Corp.	3,204,249
625	Old Dominion Freight Line, Inc.	150,256
2,383	Ryder System, Inc.	180,274
3,290	Schneider National, Inc., Class B	82,151
14,970	Uber Technologies, Inc.*	816,015

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Road & Rail, continued
15,609	Union Pacific Corp.	$3,440,380

		14,379,445

Semiconductors & Semiconductor Equipment (3.5%):
3,848	Advanced Micro Devices, Inc.*	302,068
1,078	Allegro MicroSystems, Inc.*^	27,327
15,406	Analog Devices, Inc.	2,389,163
997	Broadcom, Inc.	462,269
2,636	Cirrus Logic, Inc.*	223,506
5,165	Cree, Inc.*	558,492
436	Entegris, Inc.	48,745
4,370	First Solar, Inc.*	381,501
195,147	Intel Corp.	12,489,408
31,696	Marvell Technology Group, Ltd.	1,552,470
8,568	Maxim Integrated Products, Inc.	782,858
3,028	Microchip Technology, Inc.	470,006
52,970	Micron Technology, Inc.*	4,672,484
551	MKS Instruments, Inc.	102,166
19,274	ON Semiconductor Corp.*	801,991
5,400	Qorvo, Inc.*	986,580
7,775	Skyworks Solutions, Inc.	1,426,557
21,935	Texas Instruments, Inc.	4,145,496

		31,823,087

Software (0.7%):
2,445	2u, Inc.*	93,472
304	Aspen Technology, Inc.*	43,876
3,477	Autodesk, Inc.*	963,651
5,381	CDK Global, Inc.	290,897
1,759	Ceridian HCM Holding, Inc.*	148,231
4,266	Citrix Systems, Inc.	598,776
2,027	Crowdstrike Holdings, Inc., Class A*	369,948
503	Duck Creek Technologies, Inc.*^	22,705
8,207	FireEye, Inc.*	160,611
3,326	Guidewire Software, Inc.*	338,021
790	Jamf Holding Corp.*	27,903
233	Manhattan Associates, Inc.*	27,350
328	nCino, Inc.*	21,884
13,366	Nuance Communications, Inc.*	583,292
10,328	Oracle Corp.	724,716
63	Pegasystems, Inc.	7,203
427	RealPage, Inc.*	37,234
3,092	salesforce.com, Inc.*	655,102
2,959	SolarWinds Corp.*	51,605
8,502	SS&C Technologies Holdings, Inc.	594,035
602	Synopsys, Inc.*	149,164
208	Unity Software, Inc.*^	20,864

		5,930,540

Specialty Retail (1.6%):
3,141	Advance Auto Parts, Inc.	576,342
2,914	AutoNation, Inc.*	271,643
451	AutoZone, Inc.*	633,339
8,812	Best Buy Co, Inc.	1,011,706
277	Burlington Stores, Inc.*	82,768
7,072	CarMax, Inc.*	938,171
2,934	Dick’s Sporting Goods, Inc.	223,424
5,170	Foot Locker, Inc.	290,812
8,512	Gap, Inc. (The)	253,487
25,479	Home Depot, Inc. (The)	7,777,465
10,772	L Brands, Inc.*	666,356
1,928	Leslie’s, Inc.*	47,217
1,442	Penske Automotive Group, Inc.	115,706
989	Petco Health & Wellness Co., Inc.*^	21,916
3,231	Ross Stores, Inc.	387,429
10,824	TJX Cos., Inc. (The)	716,008
210	Ulta Beauty, Inc.*	64,926

Shares		Value
Common Stocks, continued
Specialty Retail, continued
915	Vroom, Inc.*	$35,676
3,128	Williams-Sonoma, Inc.	560,538

		14,674,929

Technology Hardware, Storage & Peripherals (0.6%):
11,472	Dell Technologies, Inc., Class C*	1,011,257
61,401	Hewlett Packard Enterprise Co.	966,452
61,021	HP, Inc.	1,937,417
6,077	NCR Corp.*	230,622
4,837	NetApp, Inc.	351,505
5,755	Pure Storage, Inc., Class A*	123,963
14,378	Western Digital Corp.	959,731
7,834	Xerox Holdings Corp.	190,131

		5,771,078

Textiles, Apparel & Luxury Goods (0.4%):
6,737	Capri Holdings, Ltd.*	343,587
2,109	Carter’s, Inc.*	187,553
1,220	Columbia Sportswear Co.	128,868
16,204	Hanesbrands, Inc.	318,733
3,320	PVH Corp.*	350,924
2,359	Ralph Lauren Corp.*	290,534
6,546	Skechers U.S.A., Inc., Class A*	273,034
13,403	Tapestry, Inc.*	552,338
8,570	Under Armour, Inc., Class A*	189,911
10,576	Under Armour, Inc., Class C*	195,233
14,389	VF Corp.	1,149,969

		3,980,684

Thrifts & Mortgage Finance (0.1%):
15,953	MGIC Investment Corp.	220,949
20,447	New York Community Bancorp, Inc.	258,041
3,369	Rocket Cos., Inc., Class A	77,790
2,725	TFS Financial Corp.	55,509

		612,289

Tobacco (1.0%):
49,930	Altria Group, Inc.	2,554,419
74,170	Philip Morris International, Inc.	6,581,846

		9,136,265

Trading Companies & Distributors (0.3%):
5,312	Air Lease Corp.	260,288
4,906	Fastenal Co.	246,674
2,056	MSC Industrial Direct Co., Inc., Class A	185,431
3,407	United Rentals, Inc.*	1,121,959
7,483	Univar Solutions, Inc.*	161,184
593	W.W. Grainger, Inc.	237,751
1,575	Watsco, Inc.	410,681

		2,623,968

Transportation Infrastructure (0.0%†):
3,265	Macquarie Infrastructure Corp.	103,860

Water Utilities (0.2%):
8,631	American Water Works Co., Inc.	1,293,960
10,534	Essential Utilities, Inc.	471,396

		1,765,356

Wireless Telecommunication Services (0.4%):
4,396	Telephone & Data Systems, Inc.	100,932
26,196	T-Mobile USA, Inc.*	3,282,096
614	United States Cellular Corp.*	22,399

		3,405,427

Total Common Stocks (Cost $626,827,968)		904,480,510

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
1,790,874	BlackRock Liquidity FedFund, Institutional Class , 0.07%(a)(b)	$1,790,874

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,790,874)		1,790,874

Unaffiliated Investment Companies (0.8%):

Money Markets (0.8%):
7,386,262	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	7,386,262

Total Unaffiliated Investment Companies (Cost $7,386,262)		7,386,262

Total Investment Securities (Cost $636,005,104) - 100.2%		913,657,646
Net other assets (liabilities) - (0.2)%		(1,935,424)

Net Assets - 100.0%		$911,722,222

Percentages indicated are based on net assets as of March 31, 2021.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $1,797,238.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(b)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	27	$5,355,990	$56,129
S&P MidCap 400 E-Mini June Futures (U.S Dollar)	6/18/21	13	3,386,890	(14,004)

				$42,125

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.7%):
46,831	Boeing Co. (The)*	$11,928,792
19,693	General Dynamics Corp.	3,575,461
34,562	Howmet Aerospace, Inc.*	1,110,477
3,169	Huntington Ingalls Industries, Inc.	652,339
17,548	L3harris Technologies, Inc.	3,556,629
21,275	Lockheed Martin Corp.	7,861,113
13,251	Northrop Grumman Corp.	4,288,554
129,706	Raytheon Technologies Corp.	10,022,383
3,033	Teledyne Technologies, Inc.*	1,254,600
20,276	Textron, Inc.	1,137,078
4,582	TransDigm Group, Inc.*	2,693,849

		48,081,275

Air Freight & Logistics (0.7%):
11,214	C.H. Robinson Worldwide, Inc.	1,070,152
15,029	Expeditors International of Washington, Inc.	1,618,473
20,854	FedEx Corp.	5,923,370
61,259	United Parcel Service, Inc., Class B	10,413,418

		19,025,413

Airlines (0.3%):
9,809	Alaska Air Group, Inc.*	678,881
54,604	American Airlines Group, Inc.*	1,305,036
54,712	Delta Air Lines, Inc.*	2,641,495
50,848	Southwest Airlines Co.*	3,104,779
27,186	United Airlines Holdings, Inc.*	1,564,282

		9,294,473

Auto Components (0.1%):
23,530	Aptiv plc*	3,244,787
20,041	BorgWarner, Inc.	929,101

		4,173,888

Automobiles (1.9%):
339,491	Ford Motor Co.*	4,158,765
107,414	General Motors Co.*	6,172,008
65,548	Tesla, Inc.*	43,781,476

		54,112,249

Banks (4.5%):
648,512	Bank of America Corp.	25,090,929
177,401	Citigroup, Inc.	12,905,923
36,185	Citizens Financial Group, Inc.	1,597,568
11,886	Comerica, Inc.	852,702
61,205	Fifth Third Bancorp	2,292,127
15,038	First Republic Bank	2,507,587
85,318	Huntington Bancshares, Inc.	1,341,199
260,483	JPMorgan Chase & Co.	39,653,327
82,531	KeyCorp	1,648,969
11,450	M&T Bank Corp.	1,735,934
38,047	People’s United Financial, Inc.	681,041
36,163	PNC Financial Services Group, Inc. (The)	6,343,352
79,849	Regions Financial Corp.	1,649,680
4,575	SVB Financial Group*	2,258,495
115,275	Truist Financial Corp.	6,722,838
116,833	U.S. Bancorp	6,462,033
352,715	Wells Fargo & Co.	13,780,575
13,100	Zions Bancorp	719,976

		128,244,255

Beverages (1.5%):
16,431	Brown-Forman Corp., Class B	1,133,246
330,235	Coca-Cola Co. (The)	17,406,687
14,367	Constellation Brands, Inc., Class C	3,275,676
16,677	Molson Coors Brewing Co., Class B*	853,029
31,866	Monster Beverage Corp.*	2,902,674
117,656	PepsiCo, Inc.	16,642,441

		42,213,753

Shares		Value
Common Stocks, continued
Biotechnology (1.8%):
150,699	AbbVie, Inc.	$16,308,646
18,505	Alexion Pharmaceuticals, Inc.*	2,829,599
49,302	Amgen, Inc.	12,266,831
13,092	Biogen, Inc.*	3,662,487
107,277	Gilead Sciences, Inc.	6,933,312
16,751	Incyte Corp.*	1,361,354
9,007	Regeneron Pharmaceuticals, Inc.*	4,261,572
22,064	Vertex Pharmaceuticals, Inc.*	4,741,333

		52,365,134

Building Products (0.5%):
12,002	A.O. Smith Corp.	811,455
7,965	Allegion plc	1,000,563
70,353	Carrier Global Corp.	2,970,304
11,523	Fortune Brands Home & Security, Inc.	1,104,134
61,422	Johnson Controls International plc	3,665,051
21,772	Masco Corp.	1,304,143
20,341	Trane Technologies plc	3,367,656

		14,223,306

Capital Markets (2.9%):
9,719	Ameriprise Financial, Inc.	2,259,182
68,870	Bank of New York Mellon Corp. (The)	3,256,862
12,104	BlackRock, Inc., Class A+	9,125,932
8,800	Cboe Global Markets, Inc.	868,472
127,705	Charles Schwab Corp. (The)	8,323,812
30,667	CME Group, Inc.	6,263,121
21,409	Franklin Resources, Inc.	633,706
29,231	Goldman Sachs Group, Inc.	9,558,537
48,559	Intercontinental Exchange, Inc.	5,423,069
30,182	Invesco, Ltd.	761,190
3,395	MarketAxess Holdings, Inc.	1,690,438
13,795	Moody’s Corp.	4,119,325
127,569	Morgan Stanley	9,907,009
6,997	MSCI, Inc., Class A	2,933,702
10,227	Nasdaq, Inc.	1,508,073
18,393	Northern Trust Corp.	1,933,288
10,667	Raymond James Financial, Inc.	1,307,348
20,612	S&P Global, Inc.	7,273,357
30,276	State Street Corp.	2,543,487
19,146	T. Rowe Price Group, Inc.	3,285,454

		82,975,364

Chemicals (1.8%):
18,756	Air Products & Chemicals, Inc.	5,276,813
9,956	Albemarle Corp.	1,454,671
9,895	Celanese Corp.	1,482,370
17,317	CF Industries Holdings, Inc.	785,845
62,629	Corteva, Inc.	2,919,764
63,340	Dow, Inc.	4,049,960
45,641	DuPont de Nemours, Inc.	3,527,137
11,166	Eastman Chemical Co.	1,229,600
21,285	Ecolab, Inc.	4,556,480
10,623	FMC Corp.	1,175,010
21,045	International Flavors & Fragrances, Inc.	2,938,092
44,630	Linde plc	12,502,648
21,963	Lyondellbasell Industries NV	2,285,250
30,410	Mosaic Co. (The)	961,260
19,999	PPG Industries, Inc.	3,005,050
6,884	Sherwin Williams Co.	5,080,461

		53,230,411

Commercial Services & Supplies (0.4%):
7,587	Cintas Corp.	2,589,519
17,817	Copart, Inc.*	1,935,104
17,840	Republic Services, Inc., Class A	1,772,404
19,541	Rollins, Inc.	672,601

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
33,075	Waste Management, Inc.	$4,267,337

		11,236,965

Communications Equipment (0.9%):
4,886	Arista Networks, Inc.*	1,475,034
360,380	Cisco Systems, Inc.	18,635,250
5,483	F5 Networks, Inc.*	1,143,863
26,008	Juniper Networks, Inc.	658,783
14,157	Motorola Solutions, Inc.	2,662,224

		24,575,154

Construction & Engineering (0.1%):
11,461	Jacobs Engineering Group, Inc.	1,481,564
11,396	Quanta Services, Inc.	1,002,620

		2,484,184

Construction Materials (0.1%):
5,308	Martin Marietta Materials, Inc.	1,782,533
11,278	Vulcan Materials Co.	1,903,162

		3,685,695

Consumer Finance (0.6%):
55,366	American Express Co.	7,830,967
39,269	Capital One Financial Corp.	4,996,195
26,441	Discover Financial Services	2,511,631
48,167	Synchrony Financial	1,958,470

		17,297,263

Containers & Packaging (0.3%):
133,746	Amcor plc	1,562,153
6,947	Avery Dennison Corp.	1,275,817
28,233	Ball Corp.	2,392,464
33,407	International Paper Co.	1,806,317
8,266	Packaging Corp. of America	1,111,612
13,834	Sealed Air Corp.	633,874
21,626	WestRock Co.	1,125,633

		9,907,870

Distributors (0.1%):
12,107	Genuine Parts Co.	1,399,448
22,979	LKQ Corp.*	972,701
3,597	Pool Corp.	1,241,828

		3,613,977

Diversified Financial Services (1.4%):
162,760	Berkshire Hathaway, Inc., Class B*	41,580,297

Diversified Telecommunication Services (1.4%):
607,890	AT&T, Inc.	18,400,830
81,918	Lumen Technologies, Inc.	1,093,605
352,818	Verizon Communications, Inc.	20,516,367

		40,010,802

Electric Utilities (1.7%):
20,546	Alliant Energy Corp.	1,112,771
43,048	American Electric Power Co., Inc.	3,646,166
65,615	Duke Energy Corp.	6,333,816
32,297	Edison International	1,892,604
16,945	Entergy Corp.	1,685,519
20,096	Evergy, Inc.	1,196,315
29,580	Eversource Energy	2,561,332
84,613	Exelon Corp.	3,700,973
48,135	FirstEnergy Corp.	1,669,803
166,776	NextEra Energy, Inc.	12,609,933
8,959	Pinnacle West Capital Corp.	728,815
65,572	PPL Corp.	1,891,097
90,878	Southern Co. (The)	5,648,976
45,538	Xcel Energy, Inc.	3,028,732

		47,706,852

Electrical Equipment (0.6%):
19,767	AMETEK, Inc.	2,524,839
34,032	Eaton Corp. plc	4,705,945

Shares		Value
Common Stocks, continued
Electrical Equipment, continued
51,308	Emerson Electric Co.	$4,629,008
11,312	Enphase Energy, Inc.*	1,834,354
5,366	Generac Holdings, Inc.*	1,757,096
9,704	Rockwell Automation, Inc.	2,575,830

		18,027,072

Electronic Equipment, Instruments & Components (0.7%):
50,785	Amphenol Corp., Class A	3,350,286
11,687	CDW Corp.	1,937,120
65,770	Corning, Inc.	2,861,653
11,473	FLIR Systems, Inc.	647,880
3,184	IPG Photonics Corp.*	671,633
15,959	Keysight Technologies, Inc.*	2,288,521
28,181	TE Connectivity, Ltd.	3,638,449
20,831	Trimble, Inc.*	1,620,444
4,727	Zebra Technologies Corp., Class A*	2,293,446

		19,309,432

Energy Equipment & Services (0.2%):
62,226	Baker Hughes Co.	1,344,704
77,784	Halliburton Co.	1,669,245
34,618	NOV, Inc.*	474,959
117,674	Schlumberger, Ltd.	3,199,556

		6,688,464

Entertainment (2.1%):
66,091	Activision Blizzard, Inc.	6,146,463
24,650	Electronic Arts, Inc.	3,336,871
12,796	Live Nation Entertainment, Inc.*	1,083,181
37,768	Netflix, Inc.*	19,702,055
9,839	Take-Two Interactive Software, Inc.*	1,738,551
154,954	Walt Disney Co. (The)*	28,592,112

		60,599,233

Equity Real Estate Investment Trusts (2.4%):
11,035	Alexandria Real Estate Equities, Inc.	1,813,050
37,907	American Tower Corp.	9,062,047
11,911	AvalonBay Communities, Inc.	2,197,699
12,610	Boston Properties, Inc.	1,276,889
36,784	Crown Castle International Corp.	6,331,630
23,703	Digital Realty Trust, Inc.	3,338,331
32,510	Duke Realty Corp.	1,363,144
7,701	Equinix, Inc.	5,233,523
29,816	Equity Residential	2,135,720
5,751	Essex Property Trust, Inc.	1,563,352
11,422	Extra Space Storage, Inc.	1,513,986
6,138	Federal Realty Investment Trust	622,700
159	Gaming and Leisure Properties, Inc.	6,746
45,511	Healthpeak Properties, Inc.	1,444,519
58,041	Host Hotels & Resorts, Inc.*	977,991
23,294	Iron Mountain, Inc.	862,111
34,066	Kimco Realty Corp.	638,737
9,453	Mid-America Apartment Communities, Inc.	1,364,635
63,012	ProLogis, Inc.	6,679,272
12,828	Public Storage, Inc.	3,165,437
31,873	Realty Income Corp.	2,023,936
12,600	Regency Centers Corp.	714,546
9,283	SBA Communications Corp.	2,576,497
28,219	Simon Property Group, Inc.	3,210,476
24,335	UDR, Inc.	1,067,333
33,052	Ventas, Inc.	1,762,994
13,983	Vornado Realty Trust	634,688
35,826	Welltower, Inc.	2,566,216
63,981	Weyerhaeuser Co.	2,277,724

		68,425,929

Food & Staples Retailing (1.3%):
37,831	Costco Wholesale Corp.	13,334,671

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued
64,268	Kroger Co. (The)	$2,313,005
43,172	Sysco Corp.	3,399,363
60,623	Walgreens Boots Alliance, Inc.	3,328,203
118,138	Walmart, Inc.	16,046,685

		38,421,927

Food Products (1.0%):
47,703	Archer-Daniels-Midland Co.	2,719,071
16,298	Campbell Soup Co.	819,300
40,956	Conagra Brands, Inc.	1,539,946
52,903	General Mills, Inc.	3,244,012
12,591	Hershey Co. (The)	1,991,393
25,146	Hormel Foods Corp.	1,201,476
9,428	JM Smucker Co. (The)	1,192,925
22,616	Kellogg Co.	1,431,593
55,375	Kraft Heinz Co. (The)	2,215,000
11,978	Lamb Weston Holdings, Inc.	928,055
21,271	McCormick & Co.	1,896,522
120,541	Mondelez International, Inc., Class A	7,055,265
24,963	Tyson Foods, Inc., Class A	1,854,751

		28,089,309

Gas Utilities (0.0%†):
11,224	Atmos Energy Corp.	1,109,492

Health Care Equipment & Supplies (3.6%):
151,221	Abbott Laboratories	18,122,325
3,936	ABIOMED, Inc.*	1,254,521
6,256	Align Technology, Inc.*	3,387,812
43,436	Baxter International, Inc.	3,663,392
24,790	Becton Dickinson & Co.	6,027,688
120,972	Boston Scientific Corp.*	4,675,568
4,162	Cooper Cos., Inc. (The)	1,598,583
54,205	Danaher Corp.	12,200,461
19,423	Dentsply Sirona, Inc.	1,239,382
8,091	DexCom, Inc.*	2,907,824
53,626	Edwards Lifesciences Corp.*	4,485,279
21,872	Hologic, Inc.*	1,626,839
7,304	IDEXX Laboratories, Inc.*	3,573,920
9,978	Intuitive Surgical, Inc.*	7,373,143
114,750	Medtronic plc	13,555,418
12,534	ResMed, Inc.	2,431,847
7,096	Steris plc	1,351,646
28,019	Stryker Corp.	6,824,868
3,944	Teleflex, Inc.	1,638,574
8,146	Varian Medical Systems, Inc.*	1,438,013
6,293	West Pharmaceutical Services, Inc.	1,773,242
17,438	Zimmer Biomet Holdings, Inc.	2,791,475

		103,941,820

Health Care Providers & Services (2.7%):
13,073	AmerisourceBergen Corp.	1,543,529
20,906	Anthem, Inc.	7,504,209
25,898	Cardinal Health, Inc.	1,573,303
50,406	Centene Corp.*	3,221,447
30,034	Cigna Corp.	7,260,419
111,525	CVS Health Corp.	8,390,026
5,712	DaVita, Inc.*	615,582
23,023	HCA Healthcare, Inc.	4,336,152
11,448	Henry Schein, Inc.*	792,660
11,000	Humana, Inc.	4,611,750
8,279	Laboratory Corp. of America Holdings*	2,111,393
13,394	McKesson Corp.	2,612,366
11,306	Quest Diagnostics, Inc.	1,451,012
80,694	UnitedHealth Group, Inc.	30,023,817
6,301	Universal Health Services, Inc., Class B	840,490

		76,888,155

Shares		Value
Common Stocks, continued
Health Care Technology (0.1%):
26,342	Cerner Corp.	$1,893,463

Hotels, Restaurants & Leisure (1.8%):
17,779	Caesars Entertainment, Inc.*	1,554,773
68,102	Carnival Corp., Class A*	1,807,427
2,376	Chipotle Mexican Grill, Inc.*	3,375,868
11,562	Darden Restaurants, Inc.	1,641,804
3,464	Domino’s Pizza, Inc.	1,274,025
23,297	Hilton Worldwide Holdings, Inc.*	2,817,073
29,109	Las Vegas Sands Corp.*	1,768,663
22,419	Marriott International, Inc., Class A*	3,320,478
63,564	McDonald’s Corp.	14,247,235
34,401	MGM Resorts International	1,306,894
31,005	Norwegian Cruise Line Holdings, Ltd.*	855,428
12,690	Penn National Gaming, Inc.*	1,330,420
18,185	Royal Caribbean Cruises, Ltd.*	1,556,818
100,671	Starbucks Corp.	11,000,320
9,281	Wynn Resorts, Ltd.*	1,163,559
25,299	Yum! Brands, Inc.	2,736,846

		51,757,631

Household Durables (0.4%):
28,324	D.R. Horton, Inc.	2,524,235
12,609	Garmin, Ltd.	1,662,497
11,814	Leggett & Platt, Inc.	539,309
23,553	Lennar Corp., Class A	2,384,270
5,308	Mohawk Industries, Inc.*	1,020,782
30,326	Newell Brands, Inc.	812,130
309	NVR, Inc.*	1,455,677
22,115	PulteGroup, Inc.	1,159,711
5,172	Whirlpool Corp.	1,139,650

		12,698,261

Household Products (1.5%):
21,075	Church & Dwight Co., Inc.	1,840,901
10,866	Clorox Co. (The)	2,095,834
72,435	Colgate-Palmolive Co.	5,710,051
28,998	Kimberly-Clark Corp.	4,032,172
210,202	Procter & Gamble Co. (The)	28,467,657

		42,146,615

Independent Power and Renewable Electricity Producers (0.1%):
55,250	AES Corp. (The)	1,481,252
19,798	NRG Energy, Inc.	746,979

		2,228,231

Industrial Conglomerates (1.2%):
49,739	3M Co.	9,583,710
748,358	General Electric Co.	9,825,941
59,369	Honeywell International, Inc.	12,887,229
8,936	Roper Technologies, Inc.	3,604,246

		35,901,126

Insurance (1.9%):
54,665	Aflac, Inc.	2,797,755
25,595	Allstate Corp. (The)	2,940,865
72,903	American International Group, Inc.	3,368,848
19,225	Aon plc, Class A	4,423,865
17,048	Arthur J. Gallagher & Co.	2,127,079
4,663	Assurant, Inc.	661,073
38,580	Chubb, Ltd.	6,094,483
13,127	Cincinnati Financial Corp.	1,353,262
3,224	Everest Re Group, Ltd.	798,939
7,723	Globe Life, Inc.	746,273
31,668	Hartford Financial Services Group, Inc. (The)	2,115,106
14,638	Lincoln National Corp.	911,508
19,081	Loews Corp.	978,474

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Insurance, continued
42,995	Marsh & McLennan Cos., Inc.	$5,236,791
63,420	MetLife, Inc.	3,855,302
22,631	Principal Financial Group, Inc.	1,356,955
49,408	Progressive Corp. (The)	4,723,899
34,021	Prudential Financial, Inc.	3,099,313
21,955	Travelers Cos., Inc. (The)	3,302,032
15,853	Unum Group	441,189
11,091	Willis Towers Watson plc	2,538,508
11,426	WR Berkley Corp.	860,949

		54,732,468

Interactive Media & Services (5.9%):
25,671	Alphabet, Inc., Class A*	52,946,951
24,606	Alphabet, Inc., Class C*	50,900,710
205,334	Facebook, Inc., Class A*	60,477,023
68,018	Twitter, Inc.*	4,327,985

		168,652,669

Internet & Direct Marketing Retail (4.5%):
36,538	Amazon.com, Inc.*	113,051,495
3,481	Booking Holdings, Inc.*	8,110,173
55,345	eBay, Inc.	3,389,328
10,721	Etsy, Inc.*	2,162,104
12,017	Expedia Group, Inc.*	2,068,366

		128,781,466

IT Services (5.2%):
54,040	Accenture plc, Class C	14,928,550
13,533	Akamai Technologies, Inc.*	1,379,013
36,233	Automatic Data Processing, Inc.	6,828,833
10,291	Broadridge Financial Solutions, Inc.	1,575,552
45,492	Cognizant Technology Solutions Corp., Class A	3,553,835
22,156	DXC Technology Co.*	692,597
53,187	Fidelity National Information Services, Inc.	7,478,624
48,923	Fiserv, Inc.*	5,823,794
7,406	FleetCor Technologies, Inc.*	1,989,474
7,909	Gartner, Inc.*	1,443,788
25,203	Global Payments, Inc.	5,080,421
76,230	International Business Machines Corp.	10,158,410
6,124	Jack Henry & Associates, Inc.	929,133
11,906	Leidos Holdings, Inc.	1,146,310
74,844	MasterCard, Inc., Class A	26,648,206
27,579	Paychex, Inc.	2,703,294
99,974	PayPal Holdings, Inc.*	24,277,686
8,527	VeriSign, Inc.*	1,694,826
144,784	Visa, Inc., Class A	30,655,116
33,193	Western Union Co.	818,539

		149,806,001

Leisure Products (0.0%†):
10,395	Hasbro, Inc.	999,167

Life Sciences Tools & Services (1.1%):
26,641	Agilent Technologies, Inc.	3,387,137
1,765	Bio-Rad Laboratories, Inc., Class A*	1,008,115
12,395	Illumina, Inc.*	4,760,424
16,196	IQVIA Holdings, Inc.*	3,128,095
1,970	Mettler-Toledo International, Inc.*	2,276,709
9,223	PerkinElmer, Inc.	1,183,219
33,615	Thermo Fisher Scientific, Inc.	15,341,214
5,539	Waters Corp.*	1,574,017

		32,658,930

Machinery (1.8%):
46,451	Caterpillar, Inc.	10,770,593
12,881	Cummins, Inc.	3,337,596
26,734	Deere & Co.	10,002,259

Shares		Value
Common Stocks, continued
Machinery, continued
12,235	Dover Corp.	$1,677,786
28,813	Fortive Corp.	2,035,350
6,255	IDEX Corp.	1,309,297
24,462	Illinois Tool Works, Inc.	5,418,822
33,098	Ingersoll-Rand, Inc.*	1,628,753
35,034	Otis Worldwide Corp.	2,398,077
29,197	PACCAR, Inc.	2,712,985
10,908	Parker Hannifin Corp.	3,440,711
13,423	Pentair plc	836,521
4,823	Snap-On, Inc.	1,112,859
13,807	Stanley Black & Decker, Inc.	2,756,844
14,658	Wabtec Corp.	1,160,327
16,017	Xylem, Inc.	1,684,668

		52,283,448

Media (1.3%):
12,072	Charter Communications, Inc., Class A*	7,448,665
390,208	Comcast Corp., Class A	21,114,155
25,964	Discovery Communications, Inc., Class C*	957,812
13,161	Discovery, Inc., Class A*	571,977
19,868	DISH Network Corp., Class A*	719,222
29,765	Fox Corp., Class A	1,074,814
13,793	Fox Corp., Class B	481,790
31,843	Interpublic Group of Cos., Inc. (The)	929,816
31,615	News Corp., Class A	803,969
10,641	News Corp., Class B	249,638
19,001	Omnicom Group, Inc.	1,408,924
48,513	ViacomCBS, Inc., Class B	2,187,936

		37,948,718

Metals & Mining (0.4%):
126,815	Freeport-McMoRan, Inc.*	4,176,018
67,454	Newmont Corp.	4,065,452
25,436	Nucor Corp.	2,041,748

		10,283,218

Multiline Retail (0.5%):
21,019	Dollar General Corp.	4,258,870
20,155	Dollar Tree, Inc.*	2,306,941
42,911	Target Corp.	8,499,382

		15,065,193

Multi-Utilities (0.8%):
21,954	Ameren Corp.	1,786,177
44,750	CenterPoint Energy, Inc.	1,013,588
24,665	CMS Energy Corp.	1,509,991
29,231	Consolidated Edison, Inc.	2,186,479
68,772	Dominion Energy, Inc.	5,223,921
16,572	DTE Energy Co.	2,206,396
34,168	NiSource, Inc.	823,791
42,152	Public Service Enterprise Group, Inc.	2,537,972
25,830	Sempra Energy	3,424,541
26,359	WEC Energy Group, Inc.	2,466,939

		23,179,795

Oil, Gas & Consumable Fuels (2.6%):
29,517	APA Corp.	528,354
35,538	Cabot Oil & Gas Corp.	667,404
164,109	Chevron Corp.	17,196,982
115,358	ConocoPhillips	6,110,513
48,799	Devon Energy Corp.	1,066,258
15,132	Diamondback Energy, Inc.	1,112,051
49,382	EOG Resources, Inc.	3,581,676
361,127	Exxon Mobil Corp.	20,161,720
24,051	Hess Corp.	1,701,849
11,332	HollyFrontier Corp.	405,459
166,984	Kinder Morgan, Inc.	2,780,284
70,984	Marathon Oil Corp.	758,109

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
54,601	Marathon Petroleum Corp.	$2,920,608
71,356	Occidental Petroleum Corp.	1,899,497
39,562	ONEOK, Inc.	2,004,211
36,765	Phillips 66	2,997,818
17,853	Pioneer Natural Resources Co.	2,835,413
34,908	Valero Energy Corp.	2,499,413
104,278	Williams Cos., Inc.	2,470,346

		73,697,965

Personal Products (0.2%):
19,862	Estee Lauder Co., Inc. (The), Class A	5,776,863

Pharmaceuticals (3.7%):
191,251	Bristol-Myers Squibb Co.	12,073,676
14,759	Catalent, Inc.*	1,554,270
67,693	Eli Lilly & Co.	12,646,406
224,389	Johnson & Johnson	36,878,332
215,819	Merck & Co., Inc.	16,637,487
10,095	Perrigo Co. plc	408,545
476,798	Pfizer, Inc.	17,274,391
102,994	Viatris, Inc.*	1,438,826
40,675	Zoetis, Inc.	6,405,499

		105,317,432

Professional Services (0.3%):
10,368	Equifax, Inc.	1,877,956
31,365	IHS Markit, Ltd.	3,035,505
28,563	Nielsen Holdings plc	718,359
10,213	Robert Half International, Inc.	797,329
13,573	Verisk Analytics, Inc.	2,398,213

		8,827,362

Real Estate Management & Development (0.1%):
2,485,087	BGP Holdings plc*(a)	–
28,549	CBRE Group, Inc., Class A*	2,258,511

		2,258,511

Road & Rail (1.0%):
65,089	CSX Corp.	6,275,881
6,901	J.B. Hunt Transport Services, Inc.	1,159,851
7,534	Kansas City Southern	1,988,373
21,504	Norfolk Southern Corp.	5,774,254
8,528	Old Dominion Freight Line, Inc.	2,050,217
57,178	Union Pacific Corp.	12,602,603

		29,851,179

Semiconductors & Semiconductor Equipment (5.5%):
103,824	Advanced Micro Devices, Inc.*	8,150,184
31,865	Analog Devices, Inc.	4,941,624
77,858	Applied Materials, Inc.	10,401,829
34,914	Broadcom, Inc.	16,188,225
346,826	Intel Corp.	22,196,864
13,207	KLA Corp.	4,363,593
12,186	Lam Research Corp.	7,253,595
22,828	Maxim Integrated Products, Inc.	2,085,794
23,216	Microchip Technology, Inc.	3,603,587
95,594	Micron Technology, Inc.*	8,432,347
3,665	Monolithic Power Systems, Inc.	1,294,515
52,924	NVIDIA Corp.	28,257,711
23,646	NXP Semiconductors NV	4,760,886
9,666	Qorvo, Inc.*	1,765,978
97,054	Qualcomm, Inc.	12,868,390
13,801	Skyworks Solutions, Inc.	2,532,207
14,141	Teradyne, Inc.	1,720,677
78,432	Texas Instruments, Inc.	14,822,864
20,630	Xilinx, Inc.	2,556,057

		158,196,927

Software (8.3%):
40,916	Adobe, Inc.*	19,450,239

Shares		Value
Common Stocks, continued
Software, continued
7,438	ANSYS, Inc.*	$2,525,647
18,701	Autodesk, Inc.*	5,182,982
23,465	Cadence Design Systems, Inc.*	3,214,470
10,993	Citrix Systems, Inc.	1,542,977
11,889	Fortinet, Inc.*	2,192,569
23,376	Intuit, Inc.	8,954,411
643,818	Microsoft Corp.	151,792,970
48,736	NortonLifeLock, Inc.	1,036,127
158,324	Oracle Corp.	11,109,595
4,168	Paycom Software, Inc.*	1,542,410
78,133	salesforce.com, Inc.*	16,554,039
16,659	ServiceNow, Inc.*	8,331,333
12,916	Synopsys, Inc.*	3,200,327
3,598	Tyler Technologies, Inc.*	1,527,459

		238,157,555

Specialty Retail (2.3%):
5,570	Advance Auto Parts, Inc.	1,022,039
1,894	AutoZone, Inc.*	2,659,744
19,752	Best Buy Co, Inc.	2,267,727
13,929	CarMax, Inc.*	1,847,821
18,342	Gap, Inc. (The)	546,225
91,901	Home Depot, Inc. (The)	28,052,780
20,565	L Brands, Inc.*	1,272,151
62,301	Lowe’s Cos., Inc.	11,848,404
5,993	O’Reilly Automotive, Inc.*	3,039,949
30,327	Ross Stores, Inc.	3,636,511
102,908	TJX Cos., Inc. (The)	6,807,364
9,873	Tractor Supply Co.	1,748,311
4,773	Ulta Beauty, Inc.*	1,475,669

		66,224,695

Technology Hardware, Storage & Peripherals (6.0%):
1,347,081	Apple, Inc.	164,545,944
114,401	Hewlett Packard Enterprise Co.	1,800,672
106,919	HP, Inc.	3,394,678
18,596	NetApp, Inc.	1,351,371
17,146	Seagate Technology plc	1,315,956
25,746	Western Digital Corp.	1,718,545

		174,127,166

Textiles, Apparel & Luxury Goods (0.7%):
30,597	Hanesbrands, Inc.	601,843
108,536	Nike, Inc., Class B	14,423,349
6,339	PVH Corp.*	670,032
4,371	Ralph Lauren Corp.*	538,332
22,817	Tapestry, Inc.*	940,289
16,810	Under Armour, Inc., Class A*	372,510
17,352	Under Armour, Inc., Class C*	320,318
27,544	VF Corp.	2,201,316

		20,067,989

Tobacco (0.7%):
158,661	Altria Group, Inc.	8,117,097
132,594	Philip Morris International, Inc.	11,766,391

		19,883,488

Trading Companies & Distributors (0.2%):
49,513	Fastenal Co.	2,489,514
6,072	United Rentals, Inc.*	1,999,570
3,792	W.W. Grainger, Inc.	1,520,327

		6,009,411

Water Utilities (0.1%):
15,622	American Water Works Co., Inc.	2,342,050

Wireless Telecommunication Services (0.2%):
49,889	T-Mobile USA, Inc.*	6,250,593

Total Common Stocks (Cost $1,097,870,296)		2,869,544,999

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):
8,698,009	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	$8,698,009

Total Unaffiliated Investment Companies (Cost $8,698,009)		8,698,009

Total Investment Securities (Cost $1,106,568,305) - 100.0%		2,878,243,008
Net other assets (liabilities) - 0.0%†		(1,120,942)

Net Assets - 100.0%		$2,877,122,066

Percentages indicated are based on net assets as of March 31, 2021.

*	Non-income producing security.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2021. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	The rate represents the effective yield at March 31, 2021.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/18/21	52	$10,315,240	$169,193

				$169,193

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (99.7%):
Aerospace & Defense (1.4%):
27,566	AAR Corp.*	$1,148,124
59,954	Aerojet Rocketdyne Holdings, Inc.	2,815,440
18,650	AeroVironment, Inc.*	2,164,519
26,377	Cubic Corp.	1,966,933
24,415	Moog, Inc., Class A	2,030,107
4,347	National Presto Industries, Inc.	443,698
16,132	Park Aerospace Corp., Class C	213,265
43,326	Triumph Group, Inc.*	796,332

		11,578,418

Air Freight & Logistics (0.7%):
22,715	Atlas Air Worldwide Holdings, Inc.*	1,372,895
22,249	Echo Global Logistics, Inc.*	698,841
22,850	Forward Air Corp.	2,029,308
28,036	Hub Group, Inc., Class A*	1,886,262

		5,987,306

Airlines (0.7%):
10,995	Allegiant Travel Co.*	2,683,440
40,341	Hawaiian Holdings, Inc.*	1,075,894
42,150	SkyWest, Inc.*	2,296,332

		6,055,666

Auto Components (1.4%):
94,016	American Axle & Manufacturing Holdings, Inc.*	908,195
41,920	Cooper Tire & Rubber Co.	2,346,682
14,029	Cooper-Standard Holding, Inc.*	509,533
23,799	Dorman Products, Inc.*	2,442,729
27,391	Gentherm, Inc.*	2,029,947
20,880	LCI Industries	2,762,006
16,079	Motorcar Parts of America, Inc.*	361,778
16,717	Standard Motor Products, Inc.	695,093

		12,055,963

Automobiles (0.3%):
28,046	Winnebago Industries, Inc.	2,151,409

Banks (9.9%):
15,998	Allegiance Bancshares, Inc.	648,559
58,330	Ameris Bancorp	3,062,908
36,716	Banc of California, Inc.	663,825
15,629	BancFirst Corp.	1,104,814
77,320	BankUnited, Inc.	3,398,214
29,702	Banner Corp.	1,584,008
42,373	Berkshire Hills Bancorp, Inc.	945,765
68,531	Boston Private Financial Holdings, Inc.	912,833
66,468	Brookline Bancorp, Inc.	997,020
103,465	Cadence Bancorp	2,144,829
23,951	Central Pacific Financial Corp.	639,013
13,330	City Holding Co.	1,090,127
59,840	Columbia Banking System, Inc.	2,578,506
44,767	Community Bank System, Inc.	3,434,524
24,897	Customers Bancorp, Inc.	792,223
106,555	CVB Financial Corp.	2,353,800
29,086	Dime Community Bancshares, Inc.	876,652
27,204	Eagle Bancorp, Inc.	1,447,525
25,837	FB Financial Corp.	1,148,713
182,762	First Bancorp	2,057,900
24,105	First Bancorp/Southern Pines NC	1,048,568
81,972	First Commonwealth Financial Corp.	1,177,938
81,483	First Financial Bancorp	1,955,592
109,117	First Hawaiian, Inc.	2,986,532
96,320	First Midwest Bancorp, Inc.	2,110,371
45,746	Great Western Bancorp, Inc.	1,385,646
26,106	Hanmi Financial Corp.	515,071
30,279	Heritage Financial Corp.	855,079
54,290	Hilltop Holdings, Inc.	1,852,918
104,611	Hope BanCorp, Inc.	1,575,442

Shares		Value
Common Stocks, continued
Banks, continued
27,549	Independent Bank Corp.	$2,319,350
30,581	Independent Bank Group, Inc.	2,209,171
157,707	Investors Bancorp, Inc.	2,316,716
26,455	National Bank Holdings Corp.	1,049,734
36,658	NBT Bancorp, Inc.	1,462,654
43,539	OFG Bancorp	984,852
139,142	Old National Bancorp	2,691,006
78,581	Pacific Premier Bancorp, Inc.	3,413,559
11,822	Park National Corp.^	1,528,585
11,589	Preferred Bank Los Angeles	737,988
47,299	Renasant Corp.	1,957,233
33,058	S & T Bancorp, Inc.	1,107,443
46,691	Seacoast Banking Corp of Florida*	1,692,082
38,964	ServisFirst Bancshares, Inc.	2,389,662
90,300	Simmons First National Corp., Class A	2,679,201
26,277	Southside Bancshares, Inc.	1,011,927
10,078	Tompkins Financial Corp.	833,451
18,928	Triumph BanCorp, Inc.*	1,464,838
72,610	United Community Banks, Inc.	2,477,453
41,255	Veritex Holdings, Inc.	1,349,864
22,472	Westamerica Bancorp	1,410,792

		84,432,476

Beverages (0.4%):
22,228	Celsius Holdings, Inc.*^	1,068,056
3,877	Coca-Cola Consolidated, Inc.	1,119,600
11,039	MGP Ingredients, Inc.	652,957
19,397	National Beverage Corp.^	948,707

		3,789,320

Biotechnology (1.3%):
52,904	Coherus Biosciences, Inc.*	772,927
59,035	Cytokinetics, Inc.*^	1,373,154
9,804	Eagle Pharmaceuticals, Inc.*	409,219
14,955	Enanta Pharmaceuticals, Inc.*	737,581
62,485	Myriad Genetics, Inc.*	1,902,668
28,817	REGENXBIO, Inc.*	982,948
121,809	Spectrum Pharmaceuticals, Inc.*	397,097
45,546	Vanda Pharmaceuticals, Inc.*	684,101
38,056	Vericel Corp.*^	2,114,011
48,129	Xencor, Inc.*	2,072,435

		11,446,141

Building Products (2.3%):
33,864	AAON, Inc.	2,370,819
14,171	American Woodmark Corp.*	1,396,977
21,670	Apogee Enterprises, Inc.	885,869
27,060	Gibraltar Industries, Inc.*	2,476,261
37,564	Griffon Corp.	1,020,614
16,395	Insteel Industries, Inc.	505,622
18,372	Patrick Industries, Inc.	1,561,620
49,468	PGT Innovations, Inc.*	1,249,067
27,870	Quanex Building Products Corp.	731,030
118,980	Resideo Technologies, Inc.*	3,361,185
50,867	UFP Industries, Inc.	3,857,753

		19,416,817

Capital Markets (0.9%):
39,747	Blucora, Inc.*	661,390
49,687	Brightsphere Investment Group, Inc.	1,012,621
24,782	Donnelley Financial Solutions, Inc.*	689,683
12,207	Greenhill & Co., Inc.	201,172
11,457	Piper Jaffray Cos., Inc.	1,256,260
13,743	StoneX Group, Inc.*	898,517
5,921	Virtus Investment Partners, Inc.	1,394,396
51,637	Waddell & Reed Financial, Inc., Class A	1,293,507

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Capital Markets, continued
92,085	WisdomTree Investments, Inc.	$575,531

		7,983,077

Chemicals (2.8%):
23,394	AdvanSix, Inc.*	627,427
22,145	American Vanguard Corp.	451,979
26,907	Balchem Corp.	3,374,407
68,825	Ferro Corp.*	1,160,390
22,149	Futurefuel Corp.	321,825
40,312	GCP Applied Technologies, Inc.*	989,256
43,080	H.B. Fuller Co.	2,710,163
15,904	Hawkins, Inc.	533,102
20,424	Innospec, Inc.	2,097,341
17,611	Koppers Holdings, Inc.*	612,158
26,472	Kraton Corp.*	968,610
121,697	Livent Corp.*	2,107,792
10,950	Quaker Chemical Corp.	2,669,282
52,839	Rayonier Advanced Materials, Inc.*	479,250
17,740	Stepan Co.	2,254,931
21,221	Tredegar Corp.	318,527
31,910	Trinseo SA	2,031,710

		23,708,150

Commercial Services & Supplies (1.8%):
55,774	ABM Industries, Inc.	2,845,032
40,357	Brady Corp., Class A	2,157,082
34,901	Deluxe Corp.	1,464,446
35,712	HNI Corp.	1,412,767
48,649	Interface, Inc.	607,140
26,330	Matthews International Corp., Class A	1,041,352
143,893	Pitney Bowes, Inc.	1,185,678
25,899	Team, Inc.*	298,615
12,668	UniFirst Corp.	2,833,958
25,924	US Ecology, Inc.*	1,079,475
17,051	Viad Corp.*	711,879

		15,637,424

Communications Equipment (1.1%):
40,247	ADTRAN, Inc.	671,320
20,018	Applied Optoelectronics, Inc.*	167,351
29,158	CalAmp Corp.*	316,364
21,583	Comtech Telecommunications Corp.	536,122
27,389	Digi International, Inc.*	520,117
102,573	Extreme Networks, Inc.*	897,514
83,710	Harmonic, Inc.*	656,286
25,564	NETGEAR, Inc.*	1,050,680
31,118	Plantronics, Inc.*	1,210,801
189,514	Viavi Solutions, Inc.*	2,975,370

		9,001,925

Construction & Engineering (1.0%):
25,573	Aegion Corp.*	735,224
40,131	Arcosa, Inc.	2,612,127
30,091	Comfort Systems USA, Inc.	2,249,904
37,948	Granite Construction, Inc.	1,527,407
14,041	MYR Group, Inc.*	1,006,318

		8,130,980

Construction Materials (0.1%):
13,288	U.S. Concrete, Inc.*	974,276

Consumer Finance (0.7%):
26,054	Encore Capital Group, Inc.*	1,048,152
30,193	Enova International, Inc.*	1,071,248
43,664	EZCORP, Inc., Class A*	217,010
44,834	Green Dot Corp., Class A*	2,052,949
37,869	PRA Group, Inc.*	1,403,804
3,322	World Acceptance Corp.*	431,063

		6,224,226

Shares		Value
Common Stocks, continued
Containers & Packaging (0.3%):
29,959	Myers Industries, Inc.	$591,990
130,738	O-I Glass, Inc.*	1,927,078

		2,519,068

Distributors (0.2%):
37,576	Core Markt Holdngs Co., Inc.	1,453,815

Diversified Consumer Services (0.2%):
15,359	American Public Education, Inc.*	547,241
58,045	Perdoceo Education Corp.*	694,218
19,821	Regis Corp.*	248,952

		1,490,411

Diversified Telecommunication Services (0.7%):
9,222	ATN International, Inc.	452,985
42,101	Cincinnati Bell, Inc.*	646,250
34,918	Cogent Communications Holdings, Inc.	2,400,962
61,446	Consolidated Communications Holdings, Inc.*	442,411
194,228	Vonage Holdings Corp.*	2,295,775

		6,238,383

Electrical Equipment (0.5%):
21,009	AZZ, Inc.	1,057,803
17,270	Encore Wire Corp.	1,159,335
7,292	Powell Industries, Inc.	246,980
17,591	Vicor Corp.*	1,495,763

		3,959,881

Electronic Equipment, Instruments & Components (3.7%):
66,357	Arlo Technologies, Inc.*	416,722
24,212	Badger Meter, Inc.	2,253,411
8,580	Bel Fuse, Inc., Class B	170,656
30,118	Benchmark Electronics, Inc.	931,249
27,067	CTS Corp.	840,701
31,430	Daktronics, Inc.*	197,066
11,243	ePlus, Inc.*	1,120,253
30,700	Fabrinet*	2,774,973
14,956	FARO Technologies, Inc.*	1,294,741
29,236	Insight Enterprises, Inc.*	2,789,699
36,771	Itron, Inc.*	3,259,749
76,636	Knowles Corp.*	1,603,225
4,006	Mesa Laboratories, Inc.	975,461
32,005	Methode Electronics, Inc., Class A	1,343,570
16,075	MTS Systems Corp.*	935,565
13,994	OSI Systems, Inc.*	1,344,824
9,188	PC Connection, Inc.	426,231
23,961	Plexus Corp.*	2,200,578
15,539	Rogers Corp.*	2,924,595
53,993	Sanmina Corp.*	2,234,230
21,178	ScanSource, Inc.*	634,281
82,950	TTM Technologies, Inc.*	1,202,775

		31,874,555

Energy Equipment & Services (1.4%):
103,704	Archrock, Inc.	984,151
19,400	Bristow Group, Inc.*	502,072
36,548	Core Laboratories NV	1,052,217
28,934	Dril-Quip, Inc.*	961,477
116,428	Helix Energy Solutions Group, Inc.*	587,961
88,178	Helmerich & Payne, Inc.	2,377,279
21,247	Matrix Service Co.*	278,548
5,299	Nabors Industries, Ltd.*	495,192
81,606	Oceaneering International, Inc.*	931,941
49,454	Oil States International, Inc.*	298,208
154,143	Patterson-UTI Energy, Inc.	1,099,040
66,828	Propetro Holding Corp.*	712,386
46,978	RPC, Inc.*	253,681

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
16,378	SEACOR Holdings, Inc.*	$667,403
61,508	U.S. Silica Holdings, Inc.*	755,933

		11,957,489

Entertainment (0.2%):
124,874	Glu Mobile, Inc.*	1,558,428
19,495	Marcus Corp.*	389,705

		1,948,133

Equity Real Estate Investment Trusts (6.9%):
71,964	Acadia Realty Trust	1,365,157
52,194	Agree Realty Corp.	3,513,178
60,384	Alexander & Baldwin, Inc.	1,013,847
41,671	American Assets Trust, Inc.	1,351,807
49,586	Armada Hoffler Properties, Inc.	621,808
142,522	Brandywine Realty Trust	1,839,959
79,558	CareTrust REIT, Inc.	1,852,508
10,902	Centerspace	741,336
39,578	Chatham Lodging Trust*	520,846
18,545	Community Healthcare Trust, Inc.	855,295
99,638	CoreCivic, Inc.*	901,724
174,479	DiamondRock Hospitality Co.*	1,797,134
198,043	Diversified Healthcare Trust	946,646
67,912	Easterly Government Properties, Inc.	1,407,816
62,856	Four Corners Property Trust, Inc.	1,722,254
80,312	Franklin Street Properties Corp.	437,700
100,653	GEO Group, Inc. (The)^	781,067
30,327	Getty Realty Corp.	858,861
74,799	Global Net Lease, Inc.	1,350,870
30,594	Hersha Hospitality Trust*	322,767
84,170	Independence Realty Trust, Inc.	1,279,384
54,204	Industrial Logistics Properties Trust	1,253,739
19,827	Innovative Industrial Properties, Inc.	3,572,032
61,415	iStar, Inc.^	1,091,959
70,365	Kite Realty Group Trust	1,357,341
230,940	Lexington Realty Trust	2,565,743
32,565	LTC Properties, Inc.	1,358,612
71,867	Mack-Cali Realty Corp.	1,112,501
52,990	National Storage Affiliates	2,115,891
18,676	NexPoint Residential Trust, Inc.	860,777
40,123	Office Properties Income Trust	1,104,185
98,755	Retail Opportunity Investments Corp.	1,567,242
178,763	Retail Properties of America, Inc., Class A	1,873,436
68,135	Rpt Realty	777,420
11,951	Safehold, Inc.^	837,765
10,688	Saul Centers, Inc.	428,696
139,117	SITE Centers Corp.	1,886,427
87,839	Summit Hotel Properties, Inc.*	892,444
77,573	Tanger Factory Outlet Centers, Inc.^	1,173,679
193,170	Uniti Group, Inc.	2,130,665
10,625	Universal Health Realty Income Trust	720,163
25,116	Urstadt Biddle Properties, Inc., Class A	418,181
69,946	Washington Real Estate	1,545,807
33,217	Whitestone REIT	322,205
94,747	Xenia Hotels & Resorts, Inc.*	1,847,567

		58,296,441

Food & Staples Retailing (0.6%):
19,414	PriceSmart, Inc.	1,878,304
30,146	SpartanNash Co.	591,766
25,579	The Andersons, Inc.	700,353
26,610	The Chefs’ Warehouse, Inc.*	810,541
46,643	United Natural Foods, Inc.*	1,536,420

		5,517,384

Food Products (1.1%):
53,574	B&G Foods, Inc.^	1,664,008

Shares		Value
Common Stocks, continued
Food Products, continued
13,789	Calavo Growers, Inc.	$1,070,578
31,064	Cal-Maine Foods, Inc.*	1,193,479
25,200	Fresh Del Monte Produce, Inc.	721,476
12,393	J & J Snack Foods Corp.	1,946,073
7,194	John B Sanfilippo And Son, Inc.	650,122
5,695	Seneca Foods Corp., Class A*	268,178
69,920	Simply Good Foods Co. (The)*	2,126,966

		9,640,880

Gas Utilities (0.6%):
14,568	Chesapeake Utilities Corp.	1,691,053
25,311	Northwest Natural Holding Co.	1,365,528
83,356	South Jersey Industries, Inc.	1,882,179

		4,938,760

Health Care Equipment & Supplies (2.9%):
31,804	AngioDynamics, Inc.*	744,214
11,938	Anika Therapeutics, Inc.*	486,951
33,360	Cardiovascular Systems, Inc.*	1,279,022
24,014	CONMED Corp.	3,135,988
32,265	CryoLife, Inc.*	728,544
14,672	Cutera, Inc.*	440,894
37,929	Glaukos Corp.*	3,183,381
8,220	Heska Corp.*	1,384,741
15,269	Inogen, Inc.*	801,928
27,413	Integer Holdings Corp.*	2,524,737
28,784	Invacare Corp.	230,848
55,531	Lantheus Holdings, Inc.*	1,186,698
14,039	LeMaitre Vascular, Inc.	684,822
35,831	Meridian Bioscience, Inc.*	940,564
40,714	Merit Medical Systems, Inc.*	2,437,954
28,140	Natus Medical, Inc.*	720,665
59,919	OraSure Technologies, Inc.*	699,255
16,368	Orthofix Medical, Inc.*	709,553
11,544	Surmodics, Inc.*	647,272
16,102	Tactile Systems Technology, Inc.*	877,398
32,570	Varex Imaging Corp.*	667,359
15,971	Zynex, Inc.*^	243,877

		24,756,665

Health Care Providers & Services (3.7%):
12,464	Addus HomeCare Corp.*	1,303,610
39,218	AMN Healthcare Services, Inc.*	2,890,367
101,391	Community Health Systems, Inc.*	1,370,806
7,610	CorVel Corp.*	780,710
82,593	Covetrus, Inc.*	2,475,312
29,306	Cross Country Healthcare, Inc.*	366,032
42,758	Ensign Group, Inc. (The)	4,012,411
14,600	Fulgent Genetics, Inc.*	1,410,652
31,897	Hanger, Inc.*	727,889
19,091	Magellan Health, Inc.*	1,780,045
71,171	MEDNAX, Inc.*	1,812,725
10,265	ModivCare, Inc.*	1,520,452
61,069	Owens & Minor, Inc.	2,295,584
101,573	R1 RCM, Inc.*	2,506,822
35,613	RadNet, Inc.*	774,583
89,701	Select Medical Holdings Corp.*	3,058,804
21,187	The Pennant Group, Inc.*	970,364
31,432	Tivity Health, Inc.*	701,562
10,687	U.S. Physical Therapy, Inc.	1,112,517

		31,871,247

Health Care Technology (1.5%):
116,641	Allscripts Healthcare Solutions, Inc.*	1,751,365
10,495	Computer Programs & Systems, Inc.	321,147
21,013	HealthStream, Inc.*	469,430
73,738	HMS Holdings Corp.*	2,726,462
46,204	NextGen Healthcare, Inc.*	836,292
35,672	Omnicell, Inc.*	4,632,723

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Health Care Technology, continued
12,524	Simulations Plus, Inc.	$792,018
18,563	Tabula Rasa Healthcare, Inc.*^	854,826

		12,384,263

Hotels, Restaurants & Leisure (2.0%):
19,231	BJ’s Restaurants, Inc.*	1,116,937
66,577	Bloomin’ Brands, Inc.*	1,800,908
37,707	Brinker International, Inc.*	2,679,459
34,960	Cheesecake Factory, Inc. (The)*	2,045,510
16,387	Chuy’s Holdings, Inc.*	726,272
39,528	Dave & Buster’s Entertainment, Inc.*	1,893,391
13,736	Dine Brands Global, Inc.*	1,236,652
15,915	El Pollo Loco Holdings, Inc.*	256,550
14,592	Fiesta Restaurant Group, Inc.*	183,713
10,833	Monarch Casino & Resort, Inc.*	656,696
12,914	Red Robin Gourmet Burgers*	515,140
26,428	Ruth’s Hospitality Group, Inc.*	656,207
30,144	Shake Shack, Inc., Class A*	3,399,339

		17,166,774

Household Durables (2.5%):
7,112	Cavco Industries, Inc.*	1,604,538
24,144	Century Communities, Inc.*	1,456,366
18,361	Ethan Allen Interiors, Inc.	506,947
18,683	Installed Building Products, Inc.	2,071,571
23,424	iRobot Corp.*	2,861,944
38,434	La-Z-Boy, Inc.	1,632,676
18,289	LGI Homes, Inc.*	2,730,731
24,341	M/I Homes, Inc.*	1,437,823
45,986	MDC Holdings, Inc.	2,731,569
31,228	Meritage Homes Corp.*	2,870,478
40,822	Tupperware Brands Corp.*	1,078,109
11,626	Universal Electronics, Inc.*	639,081

		21,621,833

Household Products (0.7%):
8,494	Central Garden & Pet Co.*	492,737
32,132	Central Garden & Pet Co., Class A*	1,667,329
11,353	WD-40 Co.	3,476,062

		5,636,128

Industrial Conglomerates (0.1%):
29,809	Raven Industries, Inc.	1,142,579

Insurance (2.4%):
38,665	AMBAC Financial Group, Inc.*	647,252
71,450	American Equity Investment Life Holding Co.	2,252,818
16,730	Amerisafe, Inc.	1,070,720
49,627	Assured Guaranty, Ltd.	2,098,229
21,580	eHealth, Inc.*	1,569,513
24,453	Employers Holdings, Inc.	1,052,946
5,335	HCI Group, Inc.	409,835
35,223	Horace Mann Educators Corp.	1,521,986
25,800	James River Group Holdings	1,176,996
18,064	Palomar Holdings, Inc.*	1,211,010
44,960	ProAssurance Corp.	1,203,130
12,167	Safety Insurance Group, Inc.	1,025,070
74,035	SiriusPoint, Ltd.*	752,936
22,521	Stewart Information Services Corp.	1,171,768
27,514	Trupanion, Inc.*	2,096,842
18,152	United Fire Group, Inc.	631,690
18,085	United Insurance Holdings Co.	130,393
24,402	Universal Insurance Holdings, Inc.	349,925

		20,373,059

Interactive Media & Services (0.1%):
40,605	QuinStreet, Inc.*	824,281

Internet & Direct Marketing Retail (0.7%):
22,506	Liquidity Services, Inc.*	418,161

Shares		Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
16,820	PetMed Express, Inc.^	$591,644
18,370	Shutterstock, Inc.	1,635,665
15,248	Stamps.com, Inc.*	3,042,128

		5,687,598

IT Services (1.9%):
4,071	BM Technologies, Inc.*	47,427
30,002	Cardtronics plc*	1,164,077
26,973	CSG Systems International, Inc.	1,210,818
49,809	Evertec, Inc.	1,853,891
27,837	Exlservice Holdings, Inc.*	2,509,784
22,614	ManTech International Corp., Class A	1,966,287
55,791	NIC, Inc.	1,892,989
27,368	Perficient, Inc.*	1,607,049
32,922	Sykes Enterprises, Inc.*	1,451,202
15,065	TTEC Holdings, Inc.	1,513,279
52,400	Unisys Corp.*	1,332,008

		16,548,811

Leisure Products (0.5%):
78,280	Callaway Golf Co.	2,093,990
14,526	Sturm, Ruger & Co., Inc.	959,733
48,502	Vista Outdoor, Inc.*	1,555,459

		4,609,182

Life Sciences Tools & Services (0.7%):
35,937	Luminex Corp.	1,146,390
96,963	Neogenomics, Inc.*	4,676,526

		5,822,916

Machinery (5.9%):
8,247	Alamo Group, Inc.	1,287,769
25,494	Albany International Corp., Class A	2,127,984
18,881	Astec Industries, Inc.	1,424,005
38,683	Barnes Group, Inc.	1,916,356
29,526	Chart Industries, Inc.*	4,203,026
16,623	CIRCOR International, Inc.*	578,813
12,718	DMC Global, Inc.*	690,079
49,917	Enerpac Tool Group Corp.	1,303,832
17,167	EnPro Industries, Inc.	1,463,830
21,681	ESCO Technologies, Inc.	2,360,844
50,389	Federal Signal Corp.	1,929,899
31,906	Franklin Electric Co., Inc.	2,518,660
65,627	Harsco Corp.*	1,125,503
62,338	Hillenbrand, Inc.	2,974,146
26,357	John Bean Technologies Corp.	3,514,442
9,045	Lindsay Corp.	1,507,078
13,996	Lydall, Inc.*	472,225
60,304	Meritor, Inc.*	1,774,144
47,726	Mueller Industries, Inc.	1,973,470
22,908	Proto Labs, Inc.*	2,789,049
37,480	SPX Corp.*	2,183,959
35,103	SPX FLOW, Inc.	2,223,073
10,440	Standex International Corp.	997,751
15,440	Tennant Co.	1,233,501
27,241	The Greenbrier Cos., Inc.	1,286,320
41,732	Titan International, Inc.*	387,273
43,174	Wabash National Corp.	811,671
22,786	Watts Water Technologies, Inc., Class A	2,707,205

		49,765,907

Marine (0.3%):
36,064	Matson, Inc.	2,405,469

Media (0.7%):
24,908	AMC Networks, Inc., Class A*	1,324,109
47,681	E.W. Scripps Co. (The), Class A	918,813
108,793	Gannett Co, Inc.*	585,307

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Media, continued
33,511	Meredith Corp.*	$997,958
24,703	Scholastic Corp.	743,807
19,567	TechTarget, Inc.*	1,358,928

		5,928,922

Metals & Mining (1.3%):
105,196	Allegheny Technologies, Inc.*	2,215,428
81,194	Arconic Corp.*	2,061,516
39,810	Carpenter Technology Corp.	1,638,181
41,715	Century Aluminum Co.*	736,687
10,070	Haynes International, Inc.	298,777
13,026	Kaiser Aluminum Corp.	1,439,373
16,707	Materion Corp.	1,106,672
7,710	Olympic Steel, Inc.	227,059
68,559	SunCoke Energy, Inc.	480,598
31,905	TimkenSteel Corp.*	374,884
40,875	Warrior Met Coal, Inc.	700,189

		11,279,364

Mortgage Real Estate Investment Trusts (1.1%):
107,156	Apollo Commercial Real Estate Finance, Inc.	1,496,969
54,257	Armour Residential REIT, Inc.	661,935
80,267	Capstead Mortgage Corp.	500,064
45,589	Granite Point Mortgage Trust, Inc.	545,700
191,470	Invesco Mortgage Capital, Inc.^	767,795
22,797	KKR Real Estate Finance Trust, Inc.	419,237
315,807	New York Mortgage Trust, Inc.	1,411,657
81,288	Pennymac Mortgage Investment Trust	1,593,245
48,211	Ready Capital Corp.	646,992
92,822	Redwood Trust, Inc.	966,277

		9,009,871

Multiline Retail (0.7%):
28,072	Big Lots, Inc.	1,917,318
257,675	Macy’s, Inc.*	4,171,758

		6,089,076

Multi-Utilities (0.3%):
57,491	Avista Corp.	2,745,195

Oil, Gas & Consumable Fuels (2.2%):
14,213	Bonanza Creek Energy, Inc.*	507,830
37,430	Callon Petroleum Co.*^	1,442,927
22,051	CONSOL Energy, Inc.*	214,336
21,591	Dorian LPG, Ltd.*	283,490
28,750	Green Plains, Inc.*	778,262
6,641	Laredo Petroleum, Inc.*	199,628
89,843	Matador Resources Co.	2,106,818
33,214	PAR Pacific Holdings, Inc.*	468,982
78,933	PBF Energy, Inc., Class A*	1,116,902
81,709	PDC Energy, Inc.*	2,810,790
10,647	Penn Virginia Corp.*	142,670
211,642	Range Resources Corp.*	2,186,262
32,703	Renewable Energy Group, Inc.*	2,159,706
4,467	REX American Resources Corp.*	375,987
86,930	SM Energy Co.	1,423,044
530,177	Southwestern Energy Co.*	2,465,323
23,142	Talos Energy, Inc.*	278,630

		18,961,587

Paper & Forest Products (0.7%):
32,696	Boise Cascade Co.	1,956,202
13,819	Clearwater Paper Corp.*	519,871
37,009	Glatfelter Corp.	634,704
33,002	Mercer International, Inc.	474,899
13,927	Neenah, Inc.	715,569

Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
26,082	Schweitzer-Mauduit International, Inc.	$1,277,235

		5,578,480

Personal Products (0.8%):
44,773	Edgewell Personal Care Co.	1,773,011
32,041	elf Beauty, Inc.*	859,660
14,715	Inter Parfums, Inc.	1,043,735
9,764	Medifast, Inc.	2,068,210
9,870	Usana Health Sciences, Inc.*	963,312

		6,707,928

Pharmaceuticals (1.4%):
30,319	Amphastar Pharmaceuticals, Inc.*	555,444
8,080	ANI Pharmaceuticals, Inc.*	292,011
28,813	Collegium Pharmaceutical, Inc.*	682,868
87,629	Corcept Therapeutics, Inc.*	2,084,694
191,610	Endo International plc*	1,419,830
52,288	Innoviva, Inc.*	624,842
28,024	Lannett Co., Inc.*	147,967
36,366	Pacira BioSciences, Inc.*	2,548,893
16,732	Phibro Animal Health Corp., Class A	408,261
41,519	Prestige Consumer Healthcare, Inc.*	1,830,157
44,006	Supernus Pharmaceuticals, Inc.*	1,152,077

		11,747,044

Professional Services (1.1%):
43,022	Exponent, Inc.	4,192,494
9,169	Forrester Research, Inc.*	389,499
16,191	Heidrick & Struggles International, Inc.	578,342
27,859	Kelly Services, Inc., Class A*	620,420
44,929	Korn Ferry	2,802,222
25,374	Resources Connection, Inc.	343,564
29,657	Trueblue, Inc.*	653,047

		9,579,588

Real Estate Management & Development (0.7%):
88,593	Essential Properties Realty Trust, Inc.	2,022,578
20,149	Marcus & Millichap, Inc.*	679,021
15,554	RE/MAX Holdings, Inc., Class A	612,672
96,005	Realogy Holdings Corp.*	1,452,556
26,091	The St Joe Co.	1,119,304

		5,886,131

Road & Rail (1.0%):
21,167	ArcBest Corp.	1,489,522
40,597	Heartland Express, Inc.	794,889
48,720	Marten Transport, Ltd.	826,778
21,867	Saia, Inc.*	5,042,093

		8,153,282

Semiconductors & Semiconductor Equipment (3.8%):
31,756	Advanced Energy Industries, Inc.	3,466,803
28,020	Axcelis Technologies, Inc.*	1,151,342
18,881	CEVA, Inc.*	1,060,168
39,064	Cohu, Inc.*	1,634,438
34,946	Diodes, Inc.*	2,790,089
18,290	DSP Group, Inc.*	260,632
64,586	FormFactor, Inc.*	2,913,474
23,196	Ichor Holdings, Ltd.*	1,247,945
51,568	Kulicke & Soffa Industries, Inc.	2,532,504
56,285	MaxLinear, Inc., Class A*	1,918,193
40,491	Onto Innovation, Inc.*	2,660,664
24,404	PDF Solutions, Inc.*	433,903
53,032	Photronics, Inc.*	681,992
49,779	Power Integrations, Inc.	4,055,993
92,898	Rambus, Inc.*	1,805,937

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
11,747	SMART Global Holdings, Inc.*	$540,597
33,727	Ultra Clean Holdings, Inc.*	1,957,515
41,352	Veeco Instruments, Inc.*	857,640

		31,969,829

Software (2.7%):
89,220	8x8, Inc.*	2,894,297
16,816	Agilysys, Inc.*	806,495
37,435	Alarm.com Holding, Inc.*	3,233,635
32,206	Bottomline Technologies, Inc.*	1,457,322
19,577	Ebix, Inc.	627,051
52,285	LivePerson, Inc.*	2,757,511
6,326	MicroStrategy, Inc., Class A*	4,294,089
28,200	OneSpan, Inc.*	690,900
36,555	Progress Software Corp.	1,610,613
29,479	Sps Commerce, Inc.*	2,927,560
86,953	Xperi Holding Corp.	1,892,967

		23,192,440

Specialty Retail (5.6%):
28,740	Aaron’s Co., Inc. (The)	738,043
51,902	Abercrombie & Fitch Co., Class A*	1,780,758
5,141	America’s Car Mart, Inc.*	783,334
16,060	Asbury Automotive Group, Inc.*	3,155,790
25,766	Barnes & Noble Education, Inc.*	209,735
100,628	Bed Bath & Beyond, Inc.*	2,933,306
24,120	Boot Barn Holdings, Inc.*	1,502,917
31,500	Caleres, Inc.	686,700
16,527	Cato Corp., Class A*	198,324
99,092	Chico’s FAS, Inc.*	327,995
16,395	Conn’s, Inc.*	318,883
48,721	Designer Brands, Inc., Class A*	847,745
45,457	GameStop Corp., Class A*	8,628,648
11,847	Genesco, Inc.*	562,733
14,144	Group 1 Automotive, Inc.	2,231,782
31,215	Guess?, Inc.	733,552
13,978	Haverty Furniture Cos., Inc.	519,842
13,815	Hibbett Sports, Inc.*	951,715
24,032	Lumber Liquidators Holdings, Inc.*	603,684
18,515	MarineMax, Inc.*	913,900
58,883	Michaels Cos., Inc. (The)*	1,291,893
27,717	Monro, Inc.	1,823,779
44,344	ODP Corp. (The)*	1,919,652
40,749	Rent-A-Center, Inc.	2,349,587
93,787	Sally Beauty Holdings, Inc.*	1,887,932
7,199	Shoe Carnival, Inc.	445,474
43,451	Signet Jewelers, Ltd.*	2,519,289
21,097	Sleep Number Corp.*	3,027,209
19,408	Sonic Automotive, Inc., Class A	962,055
23,773	The Buckle, Inc.	933,803
12,088	The Children’s Place, Inc.*	842,534
17,429	Zumiez, Inc.*	747,704

		47,380,297

Technology Hardware, Storage & Peripherals (0.4%):
103,090	3D Systems Corp.*	2,828,790
64,912	Diebold Nixdorf, Inc.*	917,206

		3,745,996

Textiles, Apparel & Luxury Goods (1.8%):
54,389	Crocs, Inc.*	4,375,595
39,027	Fossil Group, Inc.*	483,935
36,274	G-III Apparel Group, Ltd.*	1,093,298
39,077	Kontoor Brands, Inc.	1,896,407
13,813	Movado Group, Inc.	392,980
14,086	Oxford Industries, Inc.	1,231,398
64,409	Steven Madden, Ltd.	2,399,879

Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
12,534	Unifi, Inc.*	$345,437
18,178	Vera Bradley, Inc.*	183,598
68,522	Wolverine World Wide, Inc.	2,625,763

		15,028,290

Thrifts & Mortgage Finance (2.3%):
43,513	Axos Financial, Inc.*	2,045,546
107,645	Capitol Federal Financial, Inc.	1,425,758
39,575	Flagstar Bancorp, Inc.	1,784,833
18,655	HomeStreet, Inc.	822,126
26,977	Meta Financial Group, Inc.	1,222,328
58,680	Mr Cooper Group, Inc.*	2,039,717
71,193	NMI Holdings, Inc., Class A*	1,683,003
37,685	Northfield Bancorp, Inc.	599,945
106,553	Northwest Bancshares, Inc.	1,539,691
60,398	Provident Financial Services, Inc.	1,345,667
83,539	TrustCo Bank Corp NY	615,682
24,386	Wawlker & Dunlop, Inc.	2,505,418
32,393	WSFS Financial Corp.	1,612,847

		19,242,561

Tobacco (0.3%):
20,381	Universal Corp.	1,202,275
106,585	Vector Group, Ltd.	1,482,676

		2,684,951

Trading Companies & Distributors (0.9%):
32,079	Applied Industrial Technologies, Inc.	2,924,642
13,720	DXP Enterprises, Inc.*	413,932
35,637	GMS, Inc.*	1,487,845
22,966	Kaman Corp., Class A	1,177,926
91,305	NOW, Inc.*	921,268
10,447	Veritiv Corp.*	444,415

		7,370,028

Water Utilities (0.5%):
30,578	American States Water Co.	2,312,308
41,757	California Water Service Group	2,352,590

		4,664,898

Wireless Telecommunication Services (0.3%):
41,503	Shenandoah Telecommunications Co.	2,025,761
14,085	Spok Holdings, Inc.	147,752

		2,173,513

Total Common Stocks (Cost $522,442,454)		848,144,757

Contracts, Shares, Notional Amount or Principal Amount		Value
Short-Term Securities Held as Collateral for Securities on Loan (1.1%):
9,578,409	BlackRock Liquidity FedFund, Institutional Class , 0.07%(a)(b)	9,578,409

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $9,578,409)		9,578,409

Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):
2,380,682	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(b)	2,380,682

Total Unaffiliated Investment Companies (Cost $2,380,682)		2,380,682

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Value
Total Investment Securities (Cost $534,401,545) - 101.1%	$860,103,848
Net other assets (liabilities) - (1.1)%	(9,462,335)

Net Assets - 100.0%	$850,641,513

Percentages indicated are based on net assets as of March 31, 2021.

REIT        -     Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $9,428,985.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(b)	The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Futures Contracts

At March 31, 2021, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Future (U.S. Dollar)	6/18/21	54	$6,000,750	$(88,708)

				$(88,708)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks (69.1%):
Aerospace & Defense (0.8%):
7,900	Lockheed Martin Corp.	$2,919,050
9,100	Northrop Grumman Corp.	2,945,124
13,924	Teledyne Technologies, Inc.*	5,759,663

		11,623,837

Banks (5.2%):
398,724	Bank of America Corp.	15,426,631
756,672	Huntington Bancshares, Inc.	11,894,884
233,224	PNC Financial Services Group, Inc. (The)	40,909,822
54,256	TCF Financial Corp.	2,520,734

		70,752,071

Beverages (1.5%):
80,500	Coca-Cola Co. (The)	4,243,155
359,719	Keurig Dr Pepper, Inc.	12,363,542
23,900	PepsiCo, Inc.	3,380,655

		19,987,352

Capital Markets (1.0%):
11,400	CME Group, Inc.	2,328,222
105,054	Intercontinental Exchange, Inc.	11,732,431

		14,060,653

Commercial Services & Supplies (1.4%):
164,942	Waste Connections, Inc.	17,810,437
11,600	Waste Management, Inc.	1,496,632

		19,307,069

Communications Equipment (0.3%):
88,200	Cisco Systems, Inc.	4,560,822

Electric Utilities (4.4%):
489,077	American Electric Power Co., Inc.	41,424,822
391	Duke Energy Corp.	37,743
3,062	Evergy, Inc.	182,281
440,017	Exelon Corp.	19,246,344

		60,891,190

Electronic Equipment, Instruments & Components (1.0%):
101,323	TE Connectivity, Ltd.	13,081,812

Equity Real Estate Investment Trusts (0.1%):
7,526	American Tower Corp.	1,799,165

Food Products (0.1%):
23,400	Mondelez International, Inc., Class A	1,369,602

Health Care Equipment & Supplies (3.5%):
162,250	Danaher Corp.	36,519,230
251,527	Envista Holdings Corp.*	10,262,302
11,400	Medtronic plc	1,346,682

		48,128,214

Health Care Providers & Services (5.0%):
88,710	Humana, Inc.	37,191,668
84,017	UnitedHealth Group, Inc.	31,260,205

		68,451,873

Hotels, Restaurants & Leisure (4.1%):
62,780	Hilton Worldwide Holdings, Inc.*	7,591,358
68,786	Marriott International, Inc., Class A*	10,187,894
12,700	McDonald’s Corp.	2,846,578
333,821	Yum! Brands, Inc.	36,112,756

		56,738,586

Industrial Conglomerates (4.9%):
4,294,942	General Electric Co.	56,392,588
26,537	Roper Technologies, Inc.	10,703,434

		67,096,022

Insurance (3.9%):
66,614	Arthur J. Gallagher & Co.	8,311,429

Shares		Value
Common Stocks, continued
Insurance, continued
372,079	Marsh & McLennan Cos., Inc.	$45,319,222

		53,630,651

Interactive Media & Services (5.1%):
3,278	Alphabet, Inc., Class A*	6,760,940
21,384	Alphabet, Inc., Class C*	44,235,584
62,626	Facebook, Inc., Class A*	18,445,236

		69,441,760

Internet & Direct Marketing Retail (3.9%):
17,134	Amazon.com, Inc.*	53,013,967

IT Services (8.0%):
321,704	Fiserv, Inc.*	38,295,644
52,713	FleetCor Technologies, Inc.*	14,160,294
112,952	Global Payments, Inc.	22,768,864
164,955	Visa, Inc., Class A	34,925,922

		110,150,724

Life Sciences Tools & Services (2.1%):
93,048	PerkinElmer, Inc.	11,937,128
36,883	Thermo Fisher Scientific, Inc.	16,832,663

		28,769,791

Machinery (1.0%):
265,440	Ingersoll-Rand, Inc.*	13,062,302

Multi-Utilities (4.6%):
293,015	Ameren Corp.	23,839,700
743,226	NiSource, Inc.	17,919,179
360,493	Public Service Enterprise Group, Inc.	21,705,284

		63,464,163

Semiconductors & Semiconductor Equipment (0.3%):
23,853	NXP Semiconductors NV	4,802,563

Software (6.5%):
302,966	Microsoft Corp.	71,430,294
81,500	salesforce.com, Inc.*	17,267,405

		88,697,699

Specialty Retail (0.4%):
48,483	Ross Stores, Inc.	5,813,596

Total Common Stocks (Cost $702,582,684)		948,695,484

Preferred Stocks (1.2%):
Capital Markets (0.0%†):
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	91,296

Electric Utilities (0.3%):
15,958	Alabama Power Co., Series A, 5.00%	421,930
29,269	Duke Energy Corp., 3.60%, 9/15/78	785,580
1,201	SCE Trust III, Series H, 5.75%, 12/12/19, Perpetual Bond	30,613
98,681	SCE Trust IV, Series J, 2.63%, 12/31/49	2,487,748

		3,725,871

Health Care Equipment & Supplies (0.0%†):
7,539	Boston Scientific Corp., Series A, 5.50%, 6/1/23	808,633

Multi-Utilities (0.9%):
122,500	CMS Energy Corp., 1.57%, 10/15/78	3,385,900
163,900	CMS Energy Corp., 1.60%, 3/1/79	4,451,524
68,204	DTE Energy Co., Series E, 5.25%, 12/1/77	1,779,442
80,120	NiSource, Inc., Series B, 6.50%, 11/21/19	2,232,945

		11,849,811

Total Preferred Stocks (Cost $15,339,725)		16,475,611

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Shares		Value
Convertible Preferred Stocks (0.2%):
Electric Utilities (0.1%):
36,961	American Electric Power Co., Inc., 6.13%, 3/15/22	$1,783,738

Life Sciences Tools & Services (0.1%):
9,003	Avantor, Inc., Series A, 6.25%, 5/15/22	812,700

Total Convertible Preferred Stocks (Cost $2,290,671)		2,596,438

Contracts, Shares, Notional Amount or Principal Amount		Value
Asset Backed Securities (0.3%):
$1,431,720	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,537,398
1,358,725	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,407,381
638,550	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	662,699
901,710	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	916,717

Total Asset Backed Securities (Cost $4,295,767)		4,524,195

Bank Loans (3.0%):
Airlines (0.4%):
5,730,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	5,667,314

Building Products (0.1%):
1,540,000	Filtration Group Term Loan B-1 Bankdebt, 0.04%, 3/29/25	1,796,387

Chemicals (0.0%†):
383,171	H.B. Fuller Co. Term Loan B-1, 0.02% (US0003M ), 10/20/24, Callable 5/9/21 @ 100	381,351

Insurance (1.4%):
19,217,921	HUB International, Ltd., 0.03% (US0003M ), 4/25/25	18,934,072

Pharmaceuticals (0.0%†):
55,612	Prestige Brands, Inc. Term Loan B5-1, 0.02% (US0003M ), 1/26/24, Callable 5/9/21 @ 100	55,554

Software (1.1%):
13,555,856	CCC Information Services, Inc. Term Loan B-1, 0.03% (US0003M ), 4/29/24, Callable 5/9/21 @ 100	13,536,471
200,000	RealPage, Inc. Term Loan 2, 0.00%, 2/17/29	205,000
498,688	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	497,840

		14,239,311

Total Bank Loans (Cost $41,006,873)		41,073,989

Corporate Bonds (15.6%):
Airlines (0.6%):
2,065,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(a)	2,197,249

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Airlines, continued
$1,150,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(a)	$1,250,083
1,250,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,368,750
2,770,000	SkyMiles IP, Ltd., 4.75%, 9/16/27	2,905,730
207,265	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	208,301

		7,930,113

Auto Components (0.0%†):
95,000	Clarios Global LP, 6.75%, 5/15/25, Callable 5/15/22 @ 103.38(a)	100,819
275,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	292,531

		393,350

Banks (0.1%):
1,580,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	1,734,050

Building Products (0.1%):
294,263	Filtration Group Corp., 4.50%, 3/29/25, Callable 4/20/21 @ 100	293,748
461,301	Filtration Group Corp., 3.20%, 3/29/25, Callable 5/9/21 @ 100	454,266
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	295,736

		1,043,750

Capital Markets (0.3%):
545,000	Azalea Topco, Inc., 4.75%, 7/6/26, Callable 5/9/21 @ 100	545,229
1,415,000	Bank of New York Mellon Corp. (The), Series E, 3.61% (US0003M+342 bps), Callable 6/20/21 @ 100	1,413,231
415,000	Mega Broadband, 0.00%, 10/19/27	413,618
452,000	State Street Corp., Series F, 3.78% (US0003M+360 bps), Callable 6/15/21 @ 100	453,130
540,000	Woof Holdings, Inc., 4.50%, 12/21/27, Callable 5/9/21 @ 101	537,300

		3,362,508

Chemicals (0.7%):
6,264,375	USI, Inc., 3.19% (US0003M ), 5/16/24	6,189,454
3,116,780	USI, Inc., 3.36%, 12/2/26, Callable 5/9/21 @ 101	3,083,929

		9,273,383

Diversified Consumer Services (0.3%):
94,755	Ascend Learning LLC, 4.00%, 7/12/24, Callable 5/9/21 @ 100	94,257
3,562,122	Lgc Group Term Loan, 0.03%, 1/24/27	3,516,100

		3,610,357

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Diversified Financial Services (0.2%):
$1,875,000	Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25, Callable 5/10/21 @ 103.5(a)	$1,935,937
601,917	Hyperion Refinance Sarl, 4.75%, 10/22/27, Callable 5/9/21 @ 101	601,418
726,574	Hyperion Refinance Sarl, 4.75%, 11/12/27, Callable 5/9/21 @ 101	725,971

		3,263,326

Electric Utilities (0.3%):
1,173,461	Alliant Holdings Intermediate LLC, 3.36%, 5/10/25, Callable 5/9/21 @ 101	1,158,100
970,076	Alliant Holdings Intermediate LLC, 3.36%, 5/10/25, Callable 5/9/21 @ 101	956,514
1,340,603	Alliant Holdings Intermediate LLC, 4.25%, 11/6/27, Callable 5/9/21 @ 101	1,336,528

		3,451,142

Entertainment (2.0%):
300,000	Netflix, Inc., 5.50%, 2/15/22	310,500
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,928,712
4,385,000	Netflix, Inc., 4.38%, 11/15/26^	4,878,313
5,423,000	Netflix, Inc., 4.88%, 4/15/28	6,127,990
7,300,000	Netflix, Inc., 5.88%, 11/15/28	8,796,500
3,940,000	Netflix, Inc., 6.38%, 5/15/29	4,885,600
125,000	Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	143,438

		27,071,053

Equity Real Estate Investment Trusts (0.1%):
1,191,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 5/10/21 @ 102.44	1,216,309
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94	617,100

		1,833,409

Food & Staples Retailing (0.2%):
2,600,000	Dino Grandparent, Inc., 2.36%, 2/19/23	2,535,000

Health Care Equipment & Supplies (0.2%):
677,150	CPI Holdco LLC, 4.11%, 11/4/26, Callable 5/9/21 @ 101	676,134
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,291,500
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	903,000

		2,870,634

Health Care Providers & Services (0.5%):
1,355,000	ADMI Corp., 3.75%, 12/23/27	1,341,829
999,169	Dentalcorp Health Services ULC, 4.75%, 6/6/25, Callable 5/9/21 @ 100	989,487
169,569	Heartland Dental LLC, 4.69%, 4/30/25	167,237
3,990,324	Heartland Dental LLC, 3.95%, 4/30/25, Callable 5/9/21 @ 100	3,917,301

		6,415,854

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (3.1%):
$3,293,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 6/1/24, Callable 5/10/21 @ 101.79	$3,321,814
2,262,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	2,318,550
100,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25, Callable 5/1/22 @ 102.75(a)	104,750
1,780,000	Cedar Fair LP /Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28, Callable 10/1/23 @ 103.25(a)	1,913,500
2,308,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63	2,377,240
846,250	Four Seasons Hotels, Ltd., 2.20%, 11/30/23, Callable 5/9/21 @ 100	843,474
1,135,000	IRB Holding Corp., 4.25%, 12/15/27, Callable 5/9/21 @ 101	1,129,677
3,440,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	3,543,200
4,548,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	4,769,715
2,447,149	Life Time, Inc., 5.75%, 12/15/24	2,441,031
1,253,000	Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(a)	1,290,590
355,000	Marriott International, Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100	371,164
688,212	SeaWorld Parks & Entertainment, Inc., 3.75%, 3/31/24, Callable 5/9/21 @ 100	675,845
4,149,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 5/10/21 @ 102.44(a)	4,174,931
3,125,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	3,242,187
1,645,000	Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable 7/1/22 @ 103.5(a)	1,776,600
3,234,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100	3,258,255
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100^	1,377,600
370,000	Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100(a)	385,259
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,271,240
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	2,002,340

		42,588,962

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Industrial Conglomerates (0.6%):
$8,597,000	General Electric Co., Series D, 3.51% (US0003M+333 bps), Callable 6/15/21 @ 100	$8,131,041

Insurance (1.3%):
710,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	757,925
7,848,061	HUB International, Ltd., 4.00%, 4/25/25, Callable 5/9/21 @ 101	7,836,917
5,437,000	HUB International, Ltd., 7.00%, 5/1/26, Callable 5/10/21 @ 103.5(a)	5,634,091
703,238	Ryan Specialty Group LLC, 4.00%, 9/1/27	702,063
2,545,000	USI, Inc., 6.88%, 5/1/25, Callable 5/10/21 @ 101.72(a)	2,589,537

		17,520,533

Leisure Products (0.0%†):
430,000	Photo Holdings Merger Sub, Inc., 8.50%, 10/1/26, Callable 10/1/22 @ 104.25(a)	464,938

Life Sciences Tools & Services (0.3%):
3,686,509	Nestle Skin Health, 0.00%, 10/1/26	3,679,136

Machinery (0.1%):
338,300	Gardner Denver, Inc., 2.86%, 2/28/27, Callable 5/9/21 @ 101	337,312
1,042,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 5/10/21 @ 102.38^	1,073,260
500,000	Welbilt, Inc., 2.72%, 10/23/25	477,500

		1,888,072

Media (0.9%):
1,405,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 4/26/21 @ 101(a)	1,417,294
4,304,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	4,519,200
6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,692,074
175,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 5/10/21 @ 101.94(a)	175,875

		12,804,443

Metals & Mining (0.3%):
4,478,775	Thyssenkrupp Term Loan B-1l Bankdebt, 0.04%, 6/30/27	4,485,493

Multi-Utilities (0.1%):
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,794,110

Pharmaceuticals (0.1%):
1,404,000	Elanco Animal Health, Inc., 4.91%, 8/27/21	1,420,535

Professional Services (0.2%):
2,875,000	Clarivate Term Loan B 1L Bankdebt, 0.03%, 10/31/26	2,872,125
405,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	414,113

		3,286,238

Contracts, Shares, Notional Amount or Principal Amount		Value
Corporate Bonds, continued
Software (2.4%):
$1,227,173	Applied Systems, Inc., 3.75%, 9/19/24, Callable 5/9/21 @ 101	$1,221,650
270,000	Applied Systems, Inc., 0.00%, 9/19/25	270,000
25,000	Applied Systems, Inc., 6.25%, 9/19/25, Callable 5/9/21 @ 101	25,125
3,441,766	Azalea Topco, Inc., 3.61% (US0001M ), 7/25/26, Callable 5/9/21 @ 100	3,409,070
2,290,000	RealPage, Inc., 0.00%, 2/18/28	2,278,229
8,725,000	Solera LLC, 10.50%, 3/1/24, Callable 5/10/21 @ 102.63(a)	9,008,562
15,661,013	UKG, Inc., 4.00%, 5/3/26, Callable 5/9/21 @ 101	15,661,013
525,000	UKG, Inc., 7.50%, 5/3/27, Callable 5/9/21 @ 102	536,813

		32,410,462

Sovereign Bond (0.5%):
6,620,000	Mileage Plus Holdings LLC, 6.25%, 6/20/27	7,026,534

Specialty Retail (0.1%):
478,331	PetVet Care Centers LLC, 3.45%, 2/14/25, Callable 5/9/21 @ 100	473,945
308,810	PetVet Care Centers LLC, 2.94%, 2/14/25, Callable 5/9/21 @ 100	303,455
1,007,670	PetVet Care Centers LLC, 4.25%, 2/15/25, Callable 5/9/21 @ 101	1,003,639

		1,781,039

Wireless Telecommunication Services (0.0%†):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 4/20/21 @ 100	516,288

Total Corporate Bonds (Cost $205,988,026)		214,585,753

Yankee Dollars (0.3%):
Diversified Financial Services (0.1%):
1,405,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	1,459,444

Diversified Telecommunication Services (0.0%†):
475,000	Altice France Holding SA, 10.50%, 5/15/27, Callable 5/15/22 @ 105.25(a)	534,375

Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	798,081
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	286,975
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	1,020,969

		2,106,025

Total Yankee Dollars (Cost $3,953,604)		4,099,844

Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
7,061,984	BlackRock Liquidity FedFund, Institutional Class , 0.07%(b)(c)	7,061,984

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $7,061,984)		7,061,984

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Value
Unaffiliated Investment Companies (11.3%):

Money Markets (11.3%):
159,799,301	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.01%(c)	$159,799,301

Total Unaffiliated Investment Companies (Cost $159,799,301)		159,799,301

Total Investment Securities (Cost $1,142,318,635) - 101.5%		1,398,912,599
Net other assets (liabilities) - (1.5)%		(25,645,017)

Net Assets - 100.0%		$1,373,267,582

Percentages indicated are based on net assets as of March 31, 2021.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

* Non-income producing security.
^ This security or a partial position of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $6,819,277.
† Represents less than 0.05%.

(a)  Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(c) The rate represents the effective yield at March 31, 2021.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

At March 31, 2021, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Value

Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/21/22	14	$24,640	$ (561,653)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/21/22	14	24,920	(541,070)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/21/22	14	25,200	(520,830)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	6/17/22	4	7,920	(121,755)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	6/17/22	4	8,000	(117,396)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	6/17/22	4	8,400	(97,316)
Alphabet, Inc.	Goldman Sachs	Call	1960.00 USD	9/16/22	4	7,840	(134,523)
Alphabet, Inc.	Goldman Sachs	Call	1980.00 USD	9/16/22	4	7,920	(130,217)
Alphabet, Inc.	Goldman Sachs	Call	2000.00 USD	9/16/22	4	8,000	(126,011)
Alphabet, Inc.	Goldman Sachs	Call	2100.00 USD	9/16/22	4	8,400	(106,497)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3800.00 USD	1/21/22	6	22,800	(67,331)
Amazon.com, Inc.	Royal Bank of Canada	Call	3900.00 USD	1/21/22	3	11,700	(28,636)
Amazon.com, Inc.	Credit Suisse First Boston	Call	3900.00 USD	1/21/22	6	23,400	(57,272)
Amazon.com, Inc.	Credit Suisse First Boston	Call	4000.00 USD	1/21/22	6	24,000	(48,678)
Amazon.com, Inc.	Citigroup	Call	4000.00 USD	1/21/22	4	16,000	(32,452)
Amazon.com, Inc.	Royal Bank of Canada	Call	4000.00 USD	1/21/22	2	8,000	(16,226)
Amazon.com, Inc.	Royal Bank of Canada	Call	4100.00 USD	1/21/22	2	8,200	(13,779)
Amazon.com, Inc.	Citigroup	Call	4100.00 USD	1/21/22	4	16,400	(27,557)
Amazon.com, Inc.	Citigroup	Call	4200.00 USD	1/21/22	4	16,800	(23,399)
Amazon.com, Inc.	Royal Bank of Canada	Call	4200.00 USD	1/21/22	3	12,600	(17,549)
Amazon.com, Inc.	Royal Bank of Canada	Call	4300.00 USD	1/21/22	2	8,600	(9,941)
Amazon.com, Inc.	Citigroup	Call	4300.00 USD	1/21/22	3	12,900	(14,911)
American Electric Power Co., Inc.	JPMorgan Chase	Call	90.00 USD	1/21/22	237	21,330	(65,535)
American Electric Power Co., Inc.	JPMorgan Chase	Call	95.00 USD	1/21/22	289	27,455	(45,130)
American Tower Corp.	Citigroup	Call	210.00 USD	1/21/22	19	3,990	(71,948)
American Tower Corp.	Citigroup	Call	220.00 USD	1/21/22	19	4,180	(58,901)
American Tower Corp.	Citigroup	Call	230.00 USD	1/21/22	25	5,750	(62,208)
American Tower Corp.	Citigroup	Call	240.00 USD	1/21/22	6	1,440	(11,765)
American Tower Corp.	Citigroup	Call	250.00 USD	1/21/22	6	1,500	(9,133)
Bank of America Corp.	Susquehanna	Call	30.00 USD	1/21/22	1,213	36,390	(1,167,624)
Bank of America Corp.	Credit Suisse First Boston	Call	30.00 USD	1/21/22	736	22,080	(708,468)
Bank of America Corp.	Credit Suisse First Boston	Call	32.00 USD	1/21/22	382	12,224	(309,285)
Bank of America Corp.	Credit Suisse First Boston	Call	35.00 USD	1/21/22	764	26,740	(462,993)
Bank of America Corp.	Royal Bank of Canada	Call	37.00 USD	1/21/22	568	21,016	(278,198)
Bank of America Corp.	Credit Suisse First Boston	Call	40.00 USD	1/21/22	162	6,480	(56,242)
Bank of America Corp.	Credit Suisse First Boston	Call	45.00 USD	1/21/22	162	7,290	(30,365)
Cisco Systems, Inc.	JPMorgan Chase	Call	45.00 USD	1/21/22	294	13,230	(243,412)
Cisco Systems, Inc.	JPMorgan Chase	Call	47.50 USD	1/21/22	294	13,965	(191,894)
Cisco Systems, Inc.	JPMorgan Chase	Call	50.00 USD	1/21/22	294	14,700	(147,168)
CME Group, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	57	12,540	(59,997)
CME Group, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	57	13,110	(43,116)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	50.00 USD	1/21/22	268	13,400	(131,234)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	52.50 USD	1/21/22	268	14,070	(93,295)
Coca-Cola Co. (The)	Credit Suisse First Boston	Call	55.00 USD	1/21/22	269	14,795	(64,734)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

Danaher Corp.	Credit Suisse First Boston	Call	250.00 USD	1/21/22	118	$29,500	$ (148,810)
Danaher Corp.	Credit Suisse First Boston	Call	270.00 USD	1/21/22	12	3,240	(9,067)
Danaher Corp.	Credit Suisse First Boston	Call	280.00 USD	1/21/22	12	3,360	(6,997)
Exelon Corp.	Citigroup	Call	40.00 USD	1/21/22	60	2,400	(32,609)
Exelon Corp.	Citigroup	Call	43.00 USD	1/21/22	60	2,580	(21,887)
Exelon Corp.	Citigroup	Call	45.00 USD	1/21/22	61	2,745	(16,528)
Exelon Corp.	Citigroup	Call	47.00 USD	1/21/22	284	13,348	(56,032)
Facebook, Inc.	JPMorgan Chase	Call	380.00 USD	1/21/22	10	3,800	(11,043)
Facebook, Inc.	JPMorgan Chase	Call	400.00 USD	1/21/22	146	58,400	(119,243)
General Electric Co.	JPMorgan Chase	Call	12.00 USD	1/21/22	945	11,340	(232,179)
General Electric Co.	Susquehanna	Call	15.00 USD	1/21/22	1,894	28,410	(230,462)
General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/21/22	945	14,175	(114,988)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	125.00 USD	1/21/22	49	6,125	(62,468)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	130.00 USD	1/21/22	87	11,310	(93,279)
Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	135.00 USD	1/21/22	112	15,120	(100,296)
Hilton Worldwide Holdings, Inc.	Citigroup	Call	135.00 USD	1/21/22	38	5,130	(34,029)
Hilton Worldwide Holdings, Inc.	Goldman Sachs	Call	140.00 USD	1/21/22	112	15,680	(83,270)
Humana, Inc.	Credit Suisse First Boston	Call	480.00 USD	1/21/22	7	3,360	(13,338)
Humana, Inc.	Credit Suisse First Boston	Call	500.00 USD	1/21/22	7	3,500	(10,058)
Huntington Bancshares, Inc.	JPMorgan Chase	Call	17.00 USD	1/21/22	142	2,414	(16,790)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	130.00 USD	1/21/22	47	6,110	(12,750)
Intercontinental Exchange, Inc.	JPMorgan Chase	Call	135.00 USD	1/21/22	47	6,345	(9,165)
Keurig Dr Pepper, Inc.	Susquehanna	Call	32.00 USD	12/17/21	283	9,056	(118,107)
Lockheed Martin Corp.	JPMorgan Chase	Call	340.00 USD	1/21/22	26	8,840	(116,122)
Lockheed Martin Corp.	JPMorgan Chase	Call	360.00 USD	1/21/22	26	9,360	(83,988)
Lockheed Martin Corp.	JPMorgan Chase	Call	375.00 USD	1/21/22	27	10,125	(66,792)
Marriott International, Inc.	Credit Suisse First Boston	Call	145.00 USD	1/21/22	76	11,020	(155,793)
Marriott International, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/21/22	76	11,400	(137,582)
Marriott International, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/21/22	29	4,785	(35,472)
Marriott International, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/21/22	29	4,930	(30,967)
McDonald’s Corp.	Citigroup	Call	210.00 USD	1/21/22	24	5,040	(56,847)
McDonald’s Corp.	Royal Bank of Canada	Call	210.00 USD	1/21/22	19	3,990	(45,004)
McDonald’s Corp.	Citigroup	Call	220.00 USD	1/21/22	23	5,060	(40,563)
McDonald’s Corp.	Royal Bank of Canada	Call	220.00 USD	1/21/22	19	4,180	(33,508)
McDonald’s Corp.	Royal Bank of Canada	Call	230.00 USD	1/21/22	19	4,370	(24,145)
McDonald’s Corp.	Citigroup	Call	230.00 USD	1/21/22	23	5,290	(29,228)
Medtronic plc	Credit Suisse First Boston	Call	115.00 USD	1/21/22	38	4,370	(42,135)
Medtronic plc	Credit Suisse First Boston	Call	125.00 USD	1/21/22	38	4,750	(24,141)
Medtronic plc	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(17,914)
Microsoft Corp.	Susquehanna	Call	250.00 USD	1/21/22	62	15,500	(99,638)
Microsoft Corp.	Susquehanna	Call	255.00 USD	1/21/22	62	15,810	(88,066)
Microsoft Corp.	Susquehanna	Call	260.00 USD	1/21/22	62	16,120	(77,744)
Microsoft Corp.	Susquehanna	Call	265.00 USD	1/21/22	48	12,720	(53,119)
Microsoft Corp.	Susquehanna	Call	270.00 USD	1/21/22	48	12,960	(46,889)
Microsoft Corp.	Susquehanna	Call	275.00 USD	1/21/22	48	13,200	(41,409)
Microsoft Corp.	Citigroup	Call	280.00 USD	1/21/22	189	52,920	(144,073)
Mondelez International, Inc.	Citigroup	Call	57.50 USD	1/21/22	78	4,485	(34,721)
Mondelez International, Inc.	Citigroup	Call	60.00 USD	1/21/22	78	4,680	(24,738)
Mondelez International, Inc.	Citigroup	Call	62.50 USD	1/21/22	78	4,875	(17,229)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	300.00 USD	1/21/22	31	9,300	(122,875)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	315.00 USD	1/21/22	30	9,450	(92,111)
Northrop Grumman Corp.	Credit Suisse First Boston	Call	325.00 USD	1/21/22	30	9,750	(76,625)
NXP Semiconductors NV	JPMorgan Chase	Call	195.00 USD	1/21/22	48	9,360	(143,851)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2021 (Unaudited)

NXP Semiconductors NV	JPMorgan Chase	Call	200.00 USD	1/21/22	48	$9,600	$ (131,904)
NXP Semiconductors NV	JPMorgan Chase	Call	210.00 USD	1/21/22	48	10,080	(110,196)
PepsiCo, Inc.	Susquehanna	Call	140.00 USD	1/21/22	80	11,200	(57,935)
PepsiCo, Inc.	Susquehanna	Call	145.00 USD	1/21/22	80	11,600	(77,242)
PepsiCo, Inc.	Susquehanna	Call	155.00 USD	1/21/22	79	12,245	(31,256)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	175.00 USD	1/21/22	38	6,650	(55,972)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	180.00 USD	1/21/22	78	14,040	(96,514)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	185.00 USD	1/21/22	78	14,430	(80,478)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	190.00 USD	1/21/22	40	7,600	(34,221)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	195.00 USD	1/21/22	114	22,230	(80,617)
PNC Financial Services Group, Inc. (The)	Citigroup	Call	200.00 USD	1/21/22	114	22,800	(66,547)
Roper Technologies, Inc.	Goldman Sachs	Call	420.00 USD	5/21/21	24	10,080	(20,888)
Roper Technologies, Inc.	Goldman Sachs	Call	440.00 USD	5/21/21	29	12,760	(9,682)
Roper Technologies, Inc.	JPMorgan Chase	Call	480.00 USD	8/20/21	38	18,240	(12,536)
Ross Stores, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	19	2,470	(18,582)
Ross Stores, Inc.	Credit Suisse First Boston	Call	135.00 USD	1/21/22	19	2,565	(15,522)
Ross Stores, Inc.	Bank of America	Call	135.00 USD	1/21/22	9	1,215	(7,352)
Ross Stores, Inc.	Bank of America	Call	140.00 USD	1/21/22	9	1,260	(6,129)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	410.00 USD	9/17/21	10	4,100	(36,640)
Teledyne Technologies, Inc.	JPMorgan Chase	Call	420.00 USD	9/17/21	10	4,200	(31,668)
Thermo Fisher Scientific, Inc.	Citigroup	Call	580.00 USD	1/21/22	23	13,340	(23,282)
Thermo Fisher Scientific, Inc.	Citigroup	Call	600.00 USD	1/21/22	23	13,800	(18,343)
UnitedHealth Group, Inc.	Citigroup	Call	400.00 USD	1/21/22	19	7,600	(44,418)
UnitedHealth Group, Inc.	Citigroup	Call	410.00 USD	1/21/22	19	7,790	(37,667)
UnitedHealth Group, Inc.	Citigroup	Call	420.00 USD	1/21/22	19	7,980	(31,836)
Visa, Inc.	JPMorgan Chase	Call	220.00 USD	1/21/22	55	12,100	(77,778)
Visa, Inc.	Credit Suisse First Boston	Call	225.00 USD	1/21/22	65	14,625	(79,321)
Visa, Inc.	JPMorgan Chase	Call	225.00 USD	1/21/22	55	12,375	(67,118)
Visa, Inc.	Goldman Sachs	Call	225.00 USD	1/21/22	79	17,775	(96,406)
Visa, Inc.	JPMorgan Chase	Call	230.00 USD	1/21/22	56	12,880	(58,881)
Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/21/22	65	14,950	(68,344)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/21/22	79	18,170	(83,064)
Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/21/22	65	15,275	(58,861)
Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/21/22	38	9,120	(29,655)
Visa, Inc.	Credit Suisse First Boston	Call	245.00 USD	1/21/22	38	9,310	(25,597)
Visa, Inc.	Goldman Sachs	Call	250.00 USD	1/21/22	39	9,750	(22,719)
Visa, Inc.	Citigroup	Call	250.00 USD	1/21/22	126	31,500	(73,399)
Visa, Inc.	Goldman Sachs	Call	260.00 USD	1/21/22	39	10,140	(17,014)
Visa, Inc.	Goldman Sachs	Call	270.00 USD	1/21/22	39	10,530	(12,788)
Waste Management, Inc.	Credit Suisse First Boston	Call	115.00 USD	1/21/22	39	4,485	(68,228)
Waste Management, Inc.	Credit Suisse First Boston	Call	120.00 USD	1/21/22	39	4,680	(54,135)
Waste Management, Inc.	Credit Suisse First Boston	Call	130.00 USD	1/21/22	38	4,940	(30,310)
Yum! Brands, Inc.	JPMorgan Chase	Call	105.00 USD	1/21/22	21	2,205	(21,140)
Yum! Brands, Inc.	JPMorgan Chase	Call	110.00 USD	1/21/22	21	2,310	(15,861)
Yum! Brands, Inc.	JPMorgan Chase	Call	120.00 USD	1/21/22	184	22,080	(75,842)
Yum! Brands, Inc.	JPMorgan Chase	Call	125.00 USD	1/21/22	76	9,500	(23,214)

Total (Premiums $10,079,823)							$(12,881,430)

(a) Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2021 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2021, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Value 3/31/2021	Shares as of 3/31/2021	Dividend Income	Capital Gains Distributions

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$228,798,187	$13,615,588	$-	$-	$(8,868,363)	$233,545,412	20,594,834	$-	$-
AZL International Index Fund, Class 2	96,051,410	-	(4,116,441)	862,094	2,190,967	94,988,030	5,280,046	-	-
AZL Mid Cap Index Fund, Class 2	58,133,471	-	(7,170,867)	1,839,132	5,751,403	58,553,139	2,141,666	-	-
AZL Small Cap Stock Index Fund, Class 2	31,066,541	-	(6,326,855)	1,260,282	3,944,715	29,944,683	1,846,158	-	-
AZL S&P 500 Index Fund, Class 2	197,360,987	-	(10,326,912)	2,451,702	9,272,227	198,758,004	9,206,021	-	-

	$611,410,596	$13,615,588	$(27,941,075)	$6,413,210	$12,290,949	$615,789,268	39,068,725	$-	$-

AZL International Index Fund
Allianz SE, Registered Shares	$10,223,042	$-	$(552,248)	$169,831	$220,500	$10,061,125	39,524	$-	$-

	$10,223,042	$-	$(552,248)	$169,831	$220,500	$10,061,125	39,524	$-	$-

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$640,469	$-	$(46,910)	$560	$23,183	$617,302	2,425	$-	$-
BlackRock Inc., Class A	694,121	-	(53,022)	17,884	12,795	671,778	891	3,680	-

	$1,334,590	$-	$(99,932)	$18,444	$35,978	$1,289,080	3,316	$3,680	$-

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$5,692,229	$-	$(676,304)	$345,904	$(114,267)	$5,247,562	6,960	$152,346	$-

	$5,692,229	$-	$(676,304)	$345,904	$(114,267)	$5,247,562	6,960	$152,346	$-

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$9,125,316	$-	$(403,872)	$251,497	$152,991	$9,125,932	12,104	$50,481	$-

	$9,125,316	$-	$(403,872)	$251,497	$152,991	$9,125,932	12,104	$50,481	$-

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2021 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2021 are identified below.

AZL Mid Cap Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/14	$3,131,402	153,828	$28,356,318	2.51%

(a) Acquisition date represents the initial purchase date of the security.